UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2019
Schwab Equity Index Funds®

Schwab S& P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2019
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	9.77%
S&P 500® Index	9.76%
Fund Category: Morningstar Large Blend[1]	9.02%
Performance Details	pages 8-9

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	9.99%
Schwab 1000 Index®	10.01%
Fund Category: Morningstar Large Blend[1]	9.02%
Performance Details	pages 10-11

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	6.08%
Russell 2000® Index	6.06%
Fund Category: Morningstar Small Blend[1]	5.23%
Performance Details	pages 12-13

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	9.66%
Dow Jones U.S. Total Stock Market IndexSM	9.68%
Fund Category: Morningstar Large Blend[1]	9.02%
Performance Details	pages 14-15
Total Return for the 6 Months Ended April 30, 2019
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	12.05%
Russell 1000® Growth Index	12.09%
Fund Category: Morningstar Large Growth[1]	12.15%
Performance Details	pages 16-17

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	7.80%
Russell 1000® Value Index	7.90%
Fund Category: Morningstar Large Value[1]	6.85%
Performance Details	pages 18-19

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	11.59%
Russell Midcap® Index	11.65%
Fund Category: Morningstar Mid-Cap Blend[1]	8.39%
Performance Details	pages 20-21

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	8.01%
MSCI EAFE® Index (Net)[3]	7.45%
Fund Category: Morningstar Foreign Large Blend[1]	7.76%
Performance Details	pages 22-23

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors are often warned that they should not overreact to sudden changes in the market, and recent swings in stock performance have certainly shown why. After declining 9.0% in the final month of 2018, the S&P 500® Index rebounded in January, ending up with a 9.8% return for the full six-month period ended April 30, 2019. Similarly, the MSCI EAFE® Index (Net)*, which broadly represents the performance of international stocks, returned 7.5% for the period after falling 4.9% in December. Those who stayed invested were rewarded for their patience, but many investors appear to be skeptical of recent gains. In fact, data shows that investors pulled money out of stock mutual funds late last year and continued to do so into the first months of 2019 despite the market’s recovery.
As investors, we will always be faced with market headwinds or tailwinds. At Charles Schwab Investment Management, we believe the challenge is to not let these ups and downs unduly influence investment decisions. As the adage goes, time in the market is more important than timing the market. That’s why having a long-term investing plan and a portfolio based on your individual goals and risk tolerance is important. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing—all of which are intended to help make it easier for investors to stay invested and focused on their long-term goals.
The Schwab Equity Index Funds are an important part of this approach. Designed to serve as part of the core of a diversified portfolio, the funds are a simple way to capture the performance of broad segments of the equity market—whether small-cap, international, value or growth. And, with among the lowest expenses in the industry with no investment minimums, the Schwab Equity Index Funds are one way we can help ensure that every investor, regardless of account size, has access to low pricing.
In keeping with our commitment to reducing investing costs, in December 2018 we further reduced the management fees of five of the Schwab Equity Index Funds. The operating expenses for the Schwab Small-Cap Index Fund and Schwab U.S. Mid-Cap Index Fund were lowered to 0.04%; Schwab U.S. Large-Cap Growth Index Fund and Schwab U.S. Large-Cap Value Index Fund were dropped to 0.035%; and the Schwab S&P 500 Index Fund was reduced to 0.02%.

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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President (continued)

“ In keeping with our commitment to reducing investing costs, in December 2018 we further reduced the management fees of five of the Schwab Equity Index Funds.”
At Charles Schwab Investment Management, we take great pride in our role as an industry leader, and we seek to use our size and scale to continue to drive down fund costs to benefit investors. This has been a cornerstone of our philosophy—and it will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of giving investors what they want and need, without unnecessary costs or complexity. It’s been my privilege to be part of the great team Marie built, and I look forward to furthering our organization’s important mission.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2019, both U.S. and international equities generated positive returns. The first two months of the reporting period were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, trade negotiations with China, falling oil prices, the waning strength of the U.S. economy, and the pace of interest rate hikes despite low inflation. By late December, major market indices had fallen to near–bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks staged a strong recovery in the first four months of 2019 as investors were buoyed by renewed signs of economic strength both domestically and internationally, recovering oil prices, and a more dovish Fed. The U.S. dollar, as measured against a basket of international currencies, ended the period just below its highest level since May 2017. Small-cap stocks lagged large-caps, and growth stocks outperformed value stocks. By the end of the reporting period, several key market indices had reached new highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.76%. The Russell 2000® Index, a U.S. small-cap company measure, returned 6.06%. Markets outside the U.S. also rebounded in the first four months of 2019 to varying degrees with the MSCI EAFE® Index (Net)*, a broad measure of international developed equity market performance, returning 7.45% for the reporting period.
In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained momentum at the start of 2019, demonstrating surprisingly resilient growth despite lingering uncertainties on various fronts. Global oil prices fell precipitously in the last two months of 2018 amid concerns of economic slowing, a global oil glut, and increased geopolitical risk related to North Korea and Iran, but rebounded steadily throughout the first four months of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

In the U.S., gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from the previous two quarters, but jumped to 3.1% for the first quarter of 2019. The labor market remained strong, with the unemployment rate hitting a 50-year low in April. Despite a tight labor market, growing economy, and recovering oil prices, inflation and wage pressure remained in check. The 35-day partial U.S. government shutdown that began in late December and extended through late January had surprisingly little effect on the market, with the exception of consumer confidence, which fell in January but subsequently rebounded as the market rallied. U.S. manufacturing slowed, however, as manufacturers grappled with a cooling global economy and uncertainty surrounding trade and tariffs. From a sector perspective, cyclical and growth-oriented sectors, such as the Consumer Discretionary, Industrials, and Information Technology sectors, generally outperformed value-oriented sectors, including the Materials and Energy sectors.
Outside the U.S., conditions were softer but most economies showed renewed strength in early 2019. The eurozone and China showed particular resiliency, with both reporting positive GDP growth in the first quarter of 2019, exceeding expectations. For the first quarter of 2019, the eurozone economy expanded by 0.4%, up from 0.2% the previous quarter. Amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures, the United Kingdom’s economy continued to show resiliency in the first few months of 2019, growing modestly in the fourth quarter of 2018 although at a slower pace than in the third quarter. Japan’s economy expanded in the fourth quarter of 2018 after having contracted the previous quarter. However, Japanese equities underperformed equities in many other international markets, contributing to the U.S. market outperforming international markets. Several other Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the reporting period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the reporting period, negotiations continued between the two countries in an effort to resolve the underlying issues.
Globally, monetary policy mostly remained accommodative during the reporting period, with several central banks scaling back plans to raise interest rates. In the U.S., after raising short-term interest rates in December by 0.25%—the fourth such increase in 2018—the Fed held rates steady at its first three meetings in 2019, citing a still-healthy economy and continued low inflation, and reasserted its willingness to take a wait-and-see approach toward future rate hikes. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September 2019, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December 2018. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its March meeting and reaffirmed its pledge to gradual and limited rate hikes given ongoing concerns over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. In December, the People’s Bank of China maintained its prudent (but no longer neutral) policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds. Beginning in January 2019, China started a fiscal stimulus program intended to continue spurring growth within the Chinese economy. This has helped not only the Chinese economy, but the economies of other emerging market countries that are linked to the Chinese economy.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF Portfolio Management and Research Team where he performed portfolio management, trading and analytics/research functions of ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	9.77%	13.46%	11.55%	15.22%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Fund Category: Morningstar Large Blend[3]	9.02%	10.88%	9.71%	13.89%
Fund Expense Ratio[4]: 0.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	507
Weighted Average Market Cap (millions)	$246,822
Price/Earnings Ratio (P/E)	20.3
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	9.99%	13.17%	11.20%	15.06%
Schwab 1000 Index®	10.01%	13.20%	11.37%	15.32%
Russell 1000® Index	10.00%	13.33%	11.41%	15.39%
Fund Category: Morningstar Large Blend[3]	9.02%	10.88%	9.71%	13.89%
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	996 [2]
Weighted Average Market Cap (millions)	$220,675
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate	2% [3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[3]	Not annualized.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	6.08%	4.63%	8.67%	14.70%
Russell 2000® Index	6.06%	4.61%	8.63%	14.10%
Small-Cap Spliced Index	6.06%	4.61%	8.63%	14.72%
Fund Category: Morningstar Small Blend[3]	5.23%	3.23%	7.00%	13.39%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	1,999
Weighted Average Market Cap (millions)	$2,508
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	9.66%	12.57%	11.10%	15.22%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Fund Category: Morningstar Large Blend[3]	9.02%	10.88%	9.71%	13.89%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	3,068
Weighted Average Market Cap (millions)	$206,441
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	12.05%	17.34%	13.41%
Russell 1000® Growth Index	12.09%	17.43%	13.49%
Fund Category: Morningstar Large Growth[2]	12.15%	14.77%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	547
Weighted Average Market Cap (millions)	$314,034
Price/Earnings Ratio (P/E)	24.2
Price/Book Ratio (P/B)	7.0
Portfolio Turnover Rate	28% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	7.80%	8.90%	4.72%
Russell 1000® Value Index	7.90%	9.06%	4.83%
Fund Category: Morningstar Large Value[2]	6.85%	7.41%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	722
Weighted Average Market Cap (millions)	$130,306
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	6% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	11.59%	10.58%	7.49%
Russell Midcap® Index	11.65%	10.69%	7.57%
Fund Category: Morningstar Mid-Cap Blend[2]	8.39%	6.25%	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	784
Weighted Average Market Cap (millions)	$16,664
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	12% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	8.01%	-2.46%	2.61%	8.02%
MSCI EAFE® Index (Net)[3]	7.45%	-3.22%	2.60%	7.95%
International Spliced Index	7.45%	-3.22%	2.60%	7.99%
Fund Category: Morningstar Foreign Large Blend[4]	7.76%	-3.71%	2.52%	7.56%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	935
Weighted Average Market Cap (millions)	$63,025
Price/Earnings Ratio (P/E)	15.3
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2018 and held through April 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19	Expenses Paid During Period 11/1/18-4/30/19[2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$1,097.70	$0.10
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.70	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,099.90	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,060.80	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,096.60	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.036%	$1,000.00	$1,120.50	$0.19
Hypothetical 5% Return	0.036%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.036%	$1,000.00	$1,078.00	$0.19
Hypothetical 5% Return	0.036%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,115.90	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,080.10	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$42.41	$40.23	$33.38	$33.00	$31.99	$27.78
Income (loss) from investment operations:
Net investment income (loss)	0.49 [1]	0.80 [1]	0.74 [1]	0.69 [1]	0.67 [1]	0.56
Net realized and unrealized gains (losses)	3.42	2.12	6.99	0.69	0.92	4.13
Total from investment operations	3.91	2.92	7.73	1.38	1.59	4.69
Less distributions:
Distributions from net investment income	(0.84)	(0.72)	(0.69)	(0.68)	(0.58)	(0.48)
Distributions from net realized gains	(0.18)	(0.02)	(0.19)	(0.32)	—	—
Total distributions	(1.02)	(0.74)	(0.88)	(1.00)	(0.58)	(0.48)
Net asset value at end of period	$45.30	$42.41	$40.23	$33.38	$33.00	$31.99
Total return	9.77% [2]	7.29%	23.57%	4.40%	5.10%	17.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02% [3],[4]	0.03%	0.05% [5]	0.09%	0.09%	0.09%
Net operating expenses	N/A	N/A [6]	0.05% [5]	0.09%	0.09%	0.09%
Net investment income (loss)	2.34% [3]	1.88%	2.01%	2.12%	2.07%	1.89%
Portfolio turnover rate	1% [2]	2%	2%	2%	2%	2%
Net assets, end of period (x 1,000,000)	$38,483	$34,410	$29,999	$22,675	$21,587	$20,473

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 4/30/19 is a blended ratio. (See financial note 4)
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	201,510,260

Banks 5.7%
Bank of America Corp.	14,043,116	1.1	429,438,487
Citigroup, Inc.	3,676,744	0.7	259,945,801
JPMorgan Chase & Co.	5,118,002	1.5	593,944,132
Wells Fargo & Co.	6,399,992	0.8	309,823,613
Other Securities		1.6	594,406,682
		5.7	2,187,558,715

Capital Goods 6.7%
Honeywell International, Inc.	1,140,223	0.5	197,976,919
The Boeing Co.	821,372	0.8	310,223,991
United Technologies Corp.	1,266,497	0.5	180,615,137
Other Securities		4.9	1,878,130,290
		6.7	2,566,946,337

Commercial & Professional Services 0.7%
Other Securities		0.7	270,051,000

Consumer Durables & Apparel 1.1%
NIKE, Inc., Class B	1,968,908	0.4	172,929,190
Other Securities		0.7	266,714,546
		1.1	439,643,736

Consumer Services 1.9%
McDonald's Corp.	1,196,780	0.6	236,447,825
Other Securities		1.3	487,187,547
		1.9	723,635,372

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	3,039,609	1.7	658,713,666
The Charles Schwab Corp. (a)	1,843,741	0.2	84,406,463
Other Securities		3.3	1,243,506,714
		5.2	1,986,626,843

Energy 5.2%
Chevron Corp.	2,969,586	0.9	356,528,495
Exxon Mobil Corp.	6,622,029	1.4	531,616,488
Other Securities		2.9	1,115,062,310
		5.2	2,003,207,293

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Walmart, Inc.	2,225,530	0.6	228,873,505
Other Securities		0.8	319,999,031
		1.4	548,872,536

Food, Beverage & Tobacco 3.9%
PepsiCo, Inc.	2,195,501	0.7	281,133,903
Philip Morris International, Inc.	2,429,831	0.5	210,326,171
The Coca-Cola Co.	6,014,582	0.8	295,075,393
Other Securities		1.9	722,804,081
		3.9	1,509,339,548

Health Care Equipment & Services 5.9%
Abbott Laboratories	2,746,714	0.6	218,528,566
Medtronic plc	2,097,556	0.5	186,283,948
UnitedHealth Group, Inc.	1,500,357	0.9	349,688,206
Other Securities		3.9	1,526,977,013
		5.9	2,281,477,733

Household & Personal Products 1.9%
The Procter & Gamble Co.	3,910,382	1.1	416,377,475
Other Securities		0.8	293,855,859
		1.9	710,233,334

Insurance 2.4%
Other Securities		2.4	918,520,414

Materials 2.7%
Other Securities		2.7	1,023,080,632

Media & Entertainment 8.4%
Alphabet, Inc., Class A *	468,088	1.5	561,218,789
Alphabet, Inc., Class C *	480,360	1.5	570,898,253
Comcast Corp., Class A	7,060,172	0.8	307,329,287
Facebook, Inc., Class A *	3,729,248	1.9	721,236,563
Netflix, Inc. *	682,709	0.7	252,970,993
The Walt Disney Co.	2,729,758	1.0	373,894,953
Other Securities		1.0	436,634,095
		8.4	3,224,182,933

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	2,306,422	0.5	183,106,843
Amgen, Inc.	973,104	0.5	174,497,009
Johnson & Johnson	4,162,672	1.5	587,769,286
Merck & Co., Inc.	4,034,058	0.8	317,520,705
Pfizer, Inc.	8,678,781	0.9	352,445,296

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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Thermo Fisher Scientific, Inc.	629,668	0.5	174,701,387
Other Securities		3.0	1,161,331,379
		7.7	2,951,371,905

Real Estate 3.0%
Other Securities		3.0	1,134,547,343

Retailing 6.7%
Amazon.com, Inc. *	645,033	3.2	1,242,668,975
The Home Depot, Inc.	1,766,404	0.9	359,816,495
Other Securities		2.6	991,406,342
		6.7	2,593,891,812

Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	619,181	0.5	197,147,230
Intel Corp.	7,029,443	0.9	358,782,771
Other Securities		2.6	982,574,067
		4.0	1,538,504,068

Software & Services 11.8%
Accenture plc, Class A	997,421	0.5	182,198,894
Adobe, Inc. *	762,452	0.6	220,539,241
International Business Machines Corp.	1,391,153	0.5	195,137,031
Mastercard, Inc., Class A	1,410,982	0.9	358,728,064
Microsoft Corp.	11,992,440	4.1	1,566,212,664
Oracle Corp.	3,982,164	0.6	220,333,134
PayPal Holdings, Inc. *	1,834,223	0.5	206,845,328
salesforce.com, Inc. *	1,196,061	0.5	197,768,686
Visa, Inc., Class A	2,735,659	1.2	449,824,409
Other Securities		2.4	958,298,263
		11.8	4,555,885,714

Technology Hardware & Equipment 5.8%
Apple, Inc.	7,002,623	3.7	1,405,216,358
Cisco Systems, Inc.	6,879,205	1.0	384,891,520
Other Securities		1.1	438,227,199
		5.8	2,228,335,077

Telecommunication Services 1.9%
AT&T, Inc.	11,388,099	0.9	352,575,545
Verizon Communications, Inc.	6,458,401	1.0	369,355,953
Other Securities		0.0	16,946,743
		1.9	738,878,241

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	1,129,897	0.5	200,036,965
Other Securities		1.6	602,491,155
		2.1	802,528,120

Utilities 3.2%
Other Securities		3.2	1,240,503,343
Total Common Stock
(Cost $19,402,366,081)			38,379,332,309

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	7,417,454
Total Other Investment Company
(Cost $7,417,454)			7,417,454
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	42,275,468
Total Short-Term Investment
(Cost $42,275,468)			42,275,468

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	695	102,460,375	1,308,493
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,171,117.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,787,189	67,152	(10,600)	1,843,741	$84,406,463	($596,859)	($121,720)	$545,558

27
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Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$38,379,332,309	$—	$—	$38,379,332,309
Other Investment Company[1]	7,417,454	—	—	7,417,454
Short-Term Investment[1]	—	42,275,468	—	42,275,468
Futures Contracts[2]	1,308,493	—	—	1,308,493
Total	$38,388,058,256	$42,275,468	$—	$38,430,333,724
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
28
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investment in affiliated issuer, at value (cost $39,938,292)		$84,406,463
Investments in unaffiliated issuers, at value (cost $19,404,703,257) including securities on loan of $7,171,117		38,337,201,314
Collateral invested for securities on loan, at value (cost $7,417,454)		7,417,454
Deposit with broker for futures contracts		5,229,000
Receivables:
Fund shares sold		57,163,020
Dividends		33,104,326
Variation margin on futures contracts		194,600
Income from securities on loan		7,355
Interest	+	2,102
Total assets		38,524,725,634
Liabilities
Collateral held for securities on loan		7,417,454
Payables:
Investment adviser fees		622,075
Fund shares redeemed	+	33,277,708
Total liabilities		41,317,237
Net Assets
Total assets		38,524,725,634
Total liabilities	–	41,317,237
Net assets		$38,483,408,397
Net Assets by Source
Capital received from investors		19,365,084,816
Total distributable earnings		19,118,323,581

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$38,483,408,397		849,605,399		$45.30

29
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$545,558
Dividends received from unaffiliated issuers		409,838,989
Interest		880,761
Securities on loan, net	+	551,528
Total investment income		411,816,836
Expenses
Investment adviser fees		3,947,228
Total expenses	–	3,947,228
Net investment income		407,869,608
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(121,720)
Net realized gains on unaffiliated issuers		9,873,262
Net realized gains on futures contracts	+	3,674,694
Net realized gains		13,426,236
Net change in unrealized appreciation (depreciation) on affiliated issuer		(596,859)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		2,990,024,122
Net change in unrealized appreciation (depreciation) on futures contracts	+	4,256,076
Net change in unrealized appreciation (depreciation)	+	2,993,683,339
Net realized and unrealized gains		3,007,109,575
Increase in net assets resulting from operations		$3,414,979,183
30
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$407,869,608	$629,555,318
Net realized gains		13,426,236	81,971,730
Net change in unrealized appreciation (depreciation)	+	2,993,683,339	1,493,538,632
Increase in net assets from operations		3,414,979,183	2,205,065,680
Distributions to Shareholders
Total distributions		($835,129,475)	($554,866,625)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		103,791,477	$4,322,028,442	185,822,593	$7,893,283,318
Shares reinvested		18,928,942	700,548,834	11,333,723	469,442,817
Shares redeemed	+	(84,423,461)	(3,528,746,073)	(131,541,240)	(5,601,858,204)
Net transactions in fund shares		38,296,958	$1,493,831,203	65,615,076	$2,760,867,931
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		811,308,441	$34,409,727,486	745,693,365	$29,998,660,500
Total increase	+	38,296,958	4,073,680,911	65,615,076	4,411,066,986
End of period		849,605,399	$38,483,408,397	811,308,441	$34,409,727,486
31
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$64.19	$62.61	$52.40	$53.67	$53.63	$48.31
Income (loss) from investment operations:
Net investment income (loss)[1]	0.70	1.18	1.08	0.95	0.94	0.83
Net realized and unrealized gains (losses)	4.88	3.05	10.96	0.92	1.40	6.74
Total from investment operations	5.58	4.23	12.04	1.87	2.34	7.57
Less distributions:
Distributions from net investment income	(1.28)	(1.10)	(0.97)	(0.96)	(0.86)	(0.75)
Distributions from net realized gains	(2.34)	(1.55)	(0.86)	(2.18)	(1.44)	(1.50)
Total distributions	(3.62)	(2.65)	(1.83)	(3.14)	(2.30)	(2.25)
Net asset value at end of period	$66.15	$64.19	$62.61	$52.40	$53.67	$53.63
Total return	9.99% [2]	6.84%	23.52%	3.87%	4.66%	16.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.14% [4]	0.33%	0.33%	0.33%
Net operating expenses	N/A	N/A [5]	0.12% [4]	0.29%	0.29%	0.29%
Net investment income (loss)	2.28% [3]	1.82%	1.87%	1.86%	1.77%	1.64%
Portfolio turnover rate	2% [2]	4%	5%	3%	4%	4%
Net assets, end of period (x 1,000,000)	$8,543	$7,909	$7,681	$6,432	$6,550	$6,586

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
32
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	58,888,031

Banks 5.7%
Bank of America Corp.	2,771,749	1.0	84,760,084
Citigroup, Inc.	725,617	0.6	51,301,122
JPMorgan Chase & Co.	1,010,255	1.4	117,240,093
Wells Fargo & Co.	1,263,346	0.7	61,158,580
Other Securities		2.0	168,695,340
		5.7	483,155,219

Capital Goods 6.8%
Honeywell International, Inc.	224,714	0.5	39,017,092
The Boeing Co.	162,141	0.7	61,239,034
United Technologies Corp.	250,083	0.4	35,664,337
Other Securities		5.2	447,196,087
		6.8	583,116,550

Commercial & Professional Services 0.9%
Other Securities		0.9	72,678,666

Consumer Durables & Apparel 1.2%
Other Securities		1.2	105,571,077

Consumer Services 2.2%
McDonald's Corp.	236,030	0.5	46,632,447
Other Securities		1.7	139,415,273
		2.2	186,047,720

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	600,015	1.5	130,029,251
The Charles Schwab Corp. (b)	364,332	0.2	16,679,119
Other Securities		3.5	299,253,631
		5.2	445,962,001

Energy 4.9%
Chevron Corp.	586,253	0.8	70,385,535
Exxon Mobil Corp.	1,307,315	1.2	104,951,248
Other Securities		2.9	240,799,646
		4.9	416,136,429

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	439,297	0.5	45,177,303
Other Securities		0.8	69,324,236
		1.3	114,501,539

Food, Beverage & Tobacco 3.6%
PepsiCo, Inc.	433,344	0.6	55,489,699
Philip Morris International, Inc.	479,663	0.5	41,519,629
The Coca-Cola Co.	1,187,049	0.7	58,236,624
Other Securities		1.8	156,118,777
		3.6	311,364,729

Health Care Equipment & Services 5.8%
Abbott Laboratories	542,024	0.5	43,123,429
Medtronic plc	413,806	0.4	36,750,111
UnitedHealth Group, Inc.	296,027	0.8	68,995,013
Other Securities		4.1	345,150,478
		5.8	494,019,031

Household & Personal Products 1.7%
The Procter & Gamble Co.	771,698	1.0	82,170,403
Other Securities		0.7	60,694,552
		1.7	142,864,955

Insurance 2.7%
Other Securities		2.7	226,887,628

Materials 2.8%
Other Securities		2.8	241,404,428

Media & Entertainment 8.0%
Alphabet, Inc., Class A *	92,381	1.3	110,761,124
Alphabet, Inc., Class C *	94,845	1.3	112,721,386
Comcast Corp., Class A	1,393,728	0.7	60,668,980
Facebook, Inc., Class A *	736,126	1.7	142,366,768
Netflix, Inc. *	134,738	0.6	49,925,819
The Walt Disney Co.	538,897	0.9	73,812,722
Other Securities		1.5	131,869,139
		8.0	682,125,938

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	455,199	0.4	36,138,249
Amgen, Inc.	192,031	0.4	34,434,999
Johnson & Johnson	821,870	1.4	116,048,044
Merck & Co., Inc.	796,409	0.7	62,685,352
Pfizer, Inc.	1,712,805	0.8	69,557,011

33
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Thermo Fisher Scientific, Inc.	124,309	0.4	34,489,532
Other Securities		3.3	281,563,599
		7.4	634,916,786

Real Estate 3.7%
Other Securities		3.7	313,289,243

Retailing 6.3%
Amazon.com, Inc. *	127,321	2.9	245,286,453
The Home Depot, Inc.	348,495	0.8	70,988,431
Other Securities		2.6	219,835,410
		6.3	536,110,294

Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	122,242	0.5	38,921,853
Intel Corp.	1,387,754	0.8	70,830,964
Texas Instruments, Inc.	289,712	0.4	34,136,765
Other Securities		2.2	185,020,799
		3.9	328,910,381

Software & Services 12.4%
Accenture plc, Class A	196,694	0.4	35,930,093
Adobe, Inc. *	150,551	0.5	43,546,877
International Business Machines Corp.	274,598	0.5	38,517,861
Mastercard, Inc., Class A	278,587	0.8	70,827,959
Microsoft Corp.	2,367,484	3.6	309,193,410
Oracle Corp.	786,289	0.5	43,505,370
PayPal Holdings, Inc. *	362,112	0.5	40,835,370
salesforce.com, Inc. *	236,175	0.5	39,051,536
Visa, Inc., Class A	540,102	1.0	88,808,972
Other Securities		4.1	352,776,354
		12.4	1,062,993,802

Technology Hardware & Equipment 5.6%
Apple, Inc.	1,382,281	3.2	277,382,328
Cisco Systems, Inc.	1,358,403	0.9	76,002,648
Other Securities		1.5	124,509,033
		5.6	477,894,009

Telecommunication Services 1.8%
AT&T, Inc.	2,247,728	0.8	69,589,659
Verizon Communications, Inc.	1,275,005	0.9	72,917,536
Other Securities		0.1	14,690,659
		1.8	157,197,854

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.0%
Union Pacific Corp.	223,089	0.5	39,495,677
Other Securities		1.5	134,360,793
		2.0	173,856,470

Utilities 3.2%
Other Securities		3.2	273,752,826
Total Common Stock
(Cost $2,208,531,503)			8,523,645,606

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	8,158,119

Securities Lending Collateral 0.1%
Other Securities		0.1	11,378,750
Total Other Investment Companies
(Cost $19,536,869)			19,536,869

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	128	18,870,400	667,211
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,008,300.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	368,065	—	(3,733)	364,332	$16,679,119	($131,357)	($40,850)	$110,125

34
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,523,645,606	$—	$—	$8,523,645,606
Other Investment Companies[1]	19,536,869	—	—	19,536,869
Futures Contracts[2]	667,211	—	—	667,211
Total	$8,543,849,686	$—	$—	$8,543,849,686
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
35
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,095,208)		$16,679,119
Investments in unaffiliated issuers, at value (cost $2,214,594,414) including securities on loan of $11,008,300		8,515,124,606
Collateral invested for securities on loan, at value (cost $11,378,750)		11,378,750
Deposit with broker for futures contracts		2,754,000
Receivables:
Dividends		6,916,066
Fund shares sold		4,481,533
Variation margin on futures contracts		37,687
Income from securities on loan	+	24,116
Total assets		8,557,395,877
Liabilities
Collateral held for securities on loan		11,378,750
Payables:
Investment adviser fees		345,638
Fund shares redeemed	+	2,414,767
Total liabilities		14,139,155
Net Assets
Total assets		8,557,395,877
Total liabilities	–	14,139,155
Net assets		$8,543,256,722
Net Assets by Source
Capital received from investors		2,062,749,601
Total distributable earnings		6,480,507,121

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,543,256,722		129,148,990		$66.15

36
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$110,125
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,797)		90,003,020
Securities on loan, net	+	1,224,090
Total investment income		91,337,235
Expenses
Investment adviser fees		1,963,384
Total expenses	–	1,963,384
Net investment income		89,373,851
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(40,850)
Net realized gains on unaffiliated issuers		90,962,740
Net realized gains on futures contracts	+	134,941
Net realized gains		91,056,831
Net change in unrealized appreciation (depreciation) on affiliated issuer		(131,357)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		589,209,378
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,160,072
Net change in unrealized appreciation (depreciation)	+	590,238,093
Net realized and unrealized gains		681,294,924
Increase in net assets resulting from operations		$770,668,775
37
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$89,373,851	$147,028,286
Net realized gains		91,056,831	288,201,026
Net change in unrealized appreciation (depreciation)	+	590,238,093	90,496,487
Increase in net assets from operations		770,668,775	525,725,799
Distributions to Shareholders
Total distributions		($445,433,607)	($324,267,848)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,584,560	$339,526,760	8,381,000	$542,615,615
Shares reinvested		6,798,613	365,978,493	4,263,951	268,287,801
Shares redeemed	+	(6,457,538)	(396,633,933)	(12,091,730)	(783,914,000)
Net transactions in fund shares		5,925,635	$308,871,320	553,221	$26,989,416
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		123,223,355	$7,909,150,234	122,670,134	$7,680,702,867
Total increase	+	5,925,635	634,106,488	553,221	228,447,367
End of period		129,148,990	$8,543,256,722	123,223,355	$7,909,150,234
38
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$30.48	$31.45	$25.60	$26.29	$28.13	$27.62
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.43	0.38	0.39	0.38	0.35
Net realized and unrealized gains (losses)	1.00	0.20	6.62	0.59	(0.34)	1.76
Total from investment operations	1.25	0.63	7.00	0.98	0.04	2.11
Less distributions:
Distributions from net investment income	(0.40)	(0.39)	(0.39)	(0.36)	(0.34)	(0.31)
Distributions from net realized gains	(2.18)	(1.21)	(0.76)	(1.31)	(1.54)	(1.29)
Total distributions	(2.58)	(1.60)	(1.15)	(1.67)	(1.88)	(1.60)
Net asset value at end of period	$29.15	$30.48	$31.45	$25.60	$26.29	$28.13
Total return	6.08% [2]	1.93%	27.84%	4.17%	0.36%	8.08%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3],[4]	0.05%	0.10% [5]	0.20%	0.20%	0.21%
Net operating expenses	N/A	N/A [6]	0.09% [5]	0.17%	0.17%	0.17%
Net investment income (loss)	1.78% [3]	1.33%	1.31%	1.60%	1.37%	1.27%
Portfolio turnover rate	3% [2]	17%	11%	17%	17%	12%
Net assets, end of period (x 1,000,000)	$4,237	$3,874	$3,531	$2,619	$2,607	$2,567

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 4/30/19 is a blended ratio. (See financial note 4)
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	43,759,598

Banks 11.6%
Essent Group Ltd. *	194,579	0.2	9,232,774
IBERIABANK Corp.	112,348	0.2	8,931,666
MGIC Investment Corp. *	718,589	0.2	10,520,143
Radian Group, Inc.	438,183	0.2	10,262,246
Other Securities		10.8	453,462,847
		11.6	492,409,676

Capital Goods 9.3%
EMCOR Group, Inc.	116,059	0.2	9,765,204
Woodward, Inc.	108,411	0.3	11,805,958
Other Securities		8.8	370,777,838
		9.3	392,349,000

Commercial & Professional Services 4.1%
Insperity, Inc.	77,607	0.2	9,278,693
Other Securities		3.9	165,212,089
		4.1	174,490,782

Consumer Durables & Apparel 2.9%
Deckers Outdoor Corp. *	59,195	0.2	9,365,241
Other Securities		2.7	113,268,372
		2.9	122,633,613

Consumer Services 3.8%
Planet Fitness, Inc., Class A *	179,034	0.3	13,552,874
Other Securities		3.5	146,168,899
		3.8	159,721,773

Diversified Financials 3.3%
FirstCash, Inc.	86,398	0.2	8,439,357
Stifel Financial Corp.	140,700	0.2	8,395,569
Other Securities		2.9	124,722,550
		3.3	141,557,476

Energy 3.5%
Other Securities		3.5	150,343,377

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.7%
Performance Food Group Co. *	206,049	0.2	8,437,707
Other Securities		0.5	19,360,823
		0.7	27,798,530

Food, Beverage & Tobacco 1.6%
Other Securities		1.6	67,615,362

Health Care Equipment & Services 6.2%
Haemonetics Corp. *	103,894	0.2	9,067,868
Medidata Solutions, Inc. *	117,003	0.2	10,570,051
Other Securities		5.8	243,117,933
		6.2	262,755,852

Household & Personal Products 0.5%
Other Securities		0.5	21,527,015

Insurance 2.7%
Kemper Corp.	106,753	0.2	9,594,960
Primerica, Inc.	87,259	0.3	11,368,975
Selective Insurance Group, Inc.	117,482	0.2	8,377,641
Other Securities		2.0	84,688,185
		2.7	114,029,761

Materials 3.8%
Ingevity Corp. *	85,922	0.2	9,881,889
Other Securities		3.6	151,251,209
		3.8	161,133,098

Media & Entertainment 2.6%
Nexstar Media Group, Inc., Class A	90,751	0.3	10,622,405
The New York Times Co., Class A	266,445	0.2	8,832,652
Other Securities		2.1	89,488,578
		2.6	108,943,635

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Array BioPharma, Inc. *	426,902	0.2	9,652,254
Horizon Pharma plc *	365,253	0.2	9,324,909
Other Securities		8.4	353,315,747
		8.8	372,292,910

Real Estate 7.4%
Americold Realty Trust	319,846	0.2	10,238,270
First Industrial Realty Trust, Inc.	251,905	0.2	8,884,689

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pebblebrook Hotel Trust	262,649	0.2	8,551,851
Other Securities		6.8	287,341,593
		7.4	315,016,403

Retailing 4.4%
Etsy, Inc. *	241,963	0.4	16,342,181
Five Below, Inc. *	110,654	0.4	16,198,639
Ollie's Bargain Outlet Holdings, Inc. *	100,750	0.2	9,635,730
Other Securities		3.4	142,384,492
		4.4	184,561,042

Semiconductors & Semiconductor Equipment 2.8%
Cree, Inc. *	209,323	0.3	13,834,157
Entegris, Inc.	287,559	0.3	11,749,661
Silicon Laboratories, Inc. *	87,046	0.2	9,371,372
Other Securities		2.0	82,402,187
		2.8	117,357,377

Software & Services 8.3%
CACI International, Inc., Class A *	49,774	0.2	9,702,943
Coupa Software, Inc. *	112,873	0.3	11,663,167
HubSpot, Inc. *	74,895	0.3	13,817,378
MAXIMUS, Inc.	129,422	0.2	9,531,930
New Relic, Inc. *	91,280	0.2	9,606,307
The Trade Desk, Inc., Class A *	67,461	0.4	14,941,262
Zscaler, Inc. *	123,316	0.2	8,423,716
Other Securities		6.5	272,984,237
		8.3	350,670,940

Technology Hardware & Equipment 4.6%
Ciena Corp. *	290,425	0.3	11,140,703
Lumentum Holdings, Inc. *	153,804	0.2	9,531,234
SYNNEX Corp.	84,299	0.2	9,094,176
ViaSat, Inc. *	112,233	0.2	10,193,001
Other Securities		3.7	156,421,279
		4.6	196,380,393

Telecommunication Services 0.7%
Other Securities		0.7	29,730,377

Transportation 1.4%
Other Securities		1.4	60,395,433

Utilities 3.7%
ALLETE, Inc.	104,372	0.2	8,501,099
IDACORP, Inc.	102,229	0.2	10,122,716
New Jersey Resources Corp.	176,405	0.2	8,834,362
ONE Gas, Inc.	105,705	0.2	9,357,007
Portland General Electric Co.	181,189	0.2	9,477,997
Southwest Gas Holdings, Inc. *	107,318	0.2	8,927,784
Spire, Inc.	99,891	0.2	8,409,823
Other Securities		2.3	91,778,592
		3.7	155,409,380
Total Common Stock
(Cost $3,150,705,444)			4,222,882,803
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	22,031

Media & Entertainment 0.0%
Other Securities		0.0	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	170,679
Total Rights
(Cost $31,873)			207,593

Other Investment Company 1.5% of net assets

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	65,884,644	1.5	65,884,644
Total Other Investment Company
(Cost $65,884,644)			65,884,644
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Other Securities		0.2	7,559,344
Total Short-Term Investment
(Cost $7,559,344)			7,559,344

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/21/19	159	12,673,890	60,777
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $63,175,245.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,061,749,705	$—	$—	$4,061,749,705
Materials	161,133,098	—	— *	161,133,098
Rights [1]
Materials	—	—	22,031	22,031
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	170,679 *	170,679
Other Investment Company[1]	65,884,644	—	—	65,884,644
Short-Term Investment[1]	—	7,559,344	—	7,559,344
Futures Contracts[2]	60,777	—	—	60,777
Total	$4,288,828,224	$7,559,344	$207,593	$4,296,595,161
*	Level 3 amount shown includes securities determined to have no value at April 30, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,158,296,661) including securities on loan of $63,175,245		$4,230,649,740
Collateral invested for securities on loan, at value (cost $65,884,644)		65,884,644
Deposit with broker for futures contracts		1,760,800
Receivables:
Fund shares sold		6,842,247
Dividends		1,049,702
Income from securities on loan		280,811
Foreign tax reclaims		1,110
Interest	+	352
Total assets		4,306,469,406
Liabilities
Collateral held for securities on loan		65,884,644
Payables:
Investments bought		546,927
Investment adviser fees		137,614
Fund shares redeemed		2,958,260
Variation margin on futures contracts	+	59,338
Total liabilities		69,586,783
Net Assets
Total assets		4,306,469,406
Total liabilities	–	69,586,783
Net assets		$4,236,882,623
Net Assets by Source
Capital received from investors		3,160,077,486
Total distributable earnings		1,076,805,137

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,236,882,623		145,335,328		$29.15

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $9,634)		$33,498,750
Interest		137,472
Securities on loan, net	+	1,840,527
Total investment income		35,476,749
Expenses
Investment adviser fees		832,448
Total expenses	–	832,448
Net investment income		34,644,301
Realized and Unrealized Gains (Losses)
Net realized gains on investments		12,347,931
Net realized losses on futures contracts	+	(1,260,818)
Net realized gains		11,087,113
Net change in unrealized appreciation (depreciation) on investments		196,302,913
Net change in unrealized appreciation (depreciation) on futures contracts	+	325,203
Net change in unrealized appreciation (depreciation)	+	196,628,116
Net realized and unrealized gains		207,715,229
Increase in net assets resulting from operations		$242,359,530
44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$34,644,301	$52,431,528
Net realized gains		11,087,113	264,151,519
Net change in unrealized appreciation (depreciation)	+	196,628,116	(264,082,231)
Increase in net assets from operations		242,359,530	52,500,816
Distributions to Shareholders
Total distributions		($331,678,196)	($181,272,871)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,266,802	$585,101,277	31,415,062	$1,012,294,913
Shares reinvested		12,063,839	284,224,067	5,063,226	156,403,042
Shares redeemed	+	(15,078,476)	(416,933,668)	(21,668,855)	(697,115,758)
Net transactions in fund shares		18,252,165	$452,391,676	14,809,433	$471,582,197
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,083,163	$3,873,809,613	112,273,730	$3,530,999,471
Total increase	+	18,252,165	363,073,010	14,809,433	342,810,142
End of period		145,335,328	$4,236,882,623	127,083,163	$3,873,809,613
45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$48.38	$46.25	$38.19	$37.69	$36.96	$32.53
Income (loss) from investment operations:
Net investment income (loss)	0.53 [1]	0.88 [1]	0.80 [1]	0.75 [1]	0.72 [1]	0.60
Net realized and unrealized gains (losses)	3.89	2.12	8.19	0.75	0.83	4.49
Total from investment operations	4.42	3.00	8.99	1.50	1.55	5.09
Less distributions:
Distributions from net investment income	(0.90)	(0.76)	(0.74)	(0.70)	(0.61)	(0.51)
Distributions from net realized gains	(0.23)	(0.11)	(0.19)	(0.30)	(0.21)	(0.15)
Total distributions	(1.13)	(0.87)	(0.93)	(1.00)	(0.82)	(0.66)
Net asset value at end of period	$51.67	$48.38	$46.25	$38.19	$37.69	$36.96
Total return	9.66% [2]	6.51%	23.89%	4.19%	4.36%	15.93%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.05% [4]	0.10%	0.11%	0.10%
Net operating expenses	N/A	N/A [5]	0.05% [4]	0.09%	0.09%	0.09%
Net investment income (loss)	2.25% [3]	1.80%	1.89%	2.03%	1.92%	1.79%
Portfolio turnover rate	1% [2]	4%	2%	1%	2%	1%
Net assets, end of period (x 1,000,000)	$9,746	$8,410	$6,720	$4,850	$4,477	$4,049

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	72,821,955

Banks 6.0%
Bank of America Corp.	2,944,448	0.9	90,041,220
Citigroup, Inc.	770,835	0.6	54,498,035
JPMorgan Chase & Co.	1,073,256	1.3	124,551,359
Wells Fargo & Co.	1,341,700	0.7	64,951,697
Other Securities		2.5	246,758,224
		6.0	580,800,535

Capital Goods 7.0%
Honeywell International, Inc.	238,585	0.4	41,425,514
The Boeing Co.	172,404	0.7	65,115,267
United Technologies Corp.	266,092	0.4	37,947,380
Other Securities		5.5	540,000,066
		7.0	684,488,227

Commercial & Professional Services 1.1%
Other Securities		1.1	102,881,421

Consumer Durables & Apparel 1.4%
NIKE, Inc., Class B	413,420	0.4	36,310,679
Other Securities		1.0	96,169,871
		1.4	132,480,550

Consumer Services 2.3%
McDonald's Corp.	250,707	0.5	49,532,182
Other Securities		1.8	171,034,330
		2.3	220,566,512

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	637,460	1.4	138,143,957
The Charles Schwab Corp. (b)	387,915	0.2	17,758,749
Other Securities		3.5	345,113,173
		5.1	501,015,879

Energy 4.9%
Chevron Corp.	622,989	0.8	74,796,059
Exxon Mobil Corp.	1,389,276	1.1	111,531,077
Other Securities		3.0	287,517,448
		4.9	473,844,584

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	466,564	0.5	47,981,442
Other Securities		0.8	76,611,072
		1.3	124,592,514

Food, Beverage & Tobacco 3.5%
PepsiCo, Inc.	460,021	0.6	58,905,689
Philip Morris International, Inc.	509,741	0.5	44,123,181
The Coca-Cola Co.	1,260,231	0.6	61,826,933
Other Securities		1.8	176,752,312
		3.5	341,608,115

Health Care Equipment & Services 5.7%
Abbott Laboratories	575,999	0.5	45,826,480
Medtronic plc	439,569	0.4	39,038,123
UnitedHealth Group, Inc.	314,616	0.8	73,327,551
Other Securities		4.0	399,887,156
		5.7	558,079,310

Household & Personal Products 1.6%
The Procter & Gamble Co.	819,730	0.9	87,284,850
Other Securities		0.7	70,447,600
		1.6	157,732,450

Insurance 2.6%
Other Securities		2.6	256,581,395

Materials 2.9%
Other Securities		2.9	285,335,468

Media & Entertainment 7.6%
Alphabet, Inc., Class A *	98,205	1.2	117,743,867
Alphabet, Inc., Class C *	100,835	1.2	119,840,381
Comcast Corp., Class A	1,481,553	0.7	64,492,002
Facebook, Inc., Class A *	782,595	1.6	151,353,873
Netflix, Inc. *	143,351	0.5	53,117,279
The Walt Disney Co.	572,296	0.8	78,387,383
Other Securities		1.6	158,723,358
		7.6	743,658,143

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	484,619	0.4	38,473,902
Amgen, Inc.	204,566	0.4	36,682,775
Johnson & Johnson	873,698	1.3	123,366,158
Merck & Co., Inc.	847,106	0.7	66,675,713
Pfizer, Inc.	1,819,431	0.8	73,887,093

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Thermo Fisher Scientific, Inc.	132,019	0.4	36,628,672
Other Securities		3.5	359,375,240
		7.5	735,089,553

Real Estate 3.9%
Other Securities		3.9	380,732,576

Retailing 6.1%
Amazon.com, Inc. *	135,361	2.7	260,775,674
The Home Depot, Inc.	370,224	0.8	75,414,629
Other Securities		2.6	258,164,288
		6.1	594,354,591

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	129,924	0.4	41,367,802
Intel Corp.	1,474,424	0.8	75,254,601
Other Securities		2.5	248,353,410
		3.7	364,975,813

Software & Services 12.0%
Accenture plc, Class A	208,747	0.4	38,131,814
Adobe, Inc. *	159,988	0.5	46,276,529
International Business Machines Corp.	291,702	0.4	40,917,040
Mastercard, Inc., Class A	295,948	0.8	75,241,820
Microsoft Corp.	2,516,182	3.4	328,613,369
Oracle Corp.	834,572	0.5	46,176,869
PayPal Holdings, Inc. *	385,131	0.4	43,431,223
salesforce.com, Inc. *	251,161	0.4	41,529,471
Visa, Inc., Class A	573,550	1.0	94,308,826
Other Securities		4.2	418,760,102
		12.0	1,173,387,063

Technology Hardware & Equipment 5.5%
Apple, Inc.	1,469,437	3.0	294,871,923
Cisco Systems, Inc.	1,443,606	0.8	80,769,756
Other Securities		1.7	159,822,140
		5.5	535,463,819

Telecommunication Services 1.8%
AT&T, Inc.	2,389,386	0.8	73,975,391
Verizon Communications, Inc.	1,355,141	0.8	77,500,514
Other Securities		0.2	20,359,007
		1.8	171,834,912

Transportation 2.0%
Union Pacific Corp.	236,901	0.4	41,940,953
Other Securities		1.6	152,547,341
		2.0	194,488,294

Utilities 3.1%
Other Securities		3.1	303,616,676
Total Common Stock
(Cost $5,833,778,641)			9,690,430,355

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	3,541

Media & Entertainment 0.0%
Other Securities		0.0	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	1,495
Total Rights
(Cost $5,036)			6,602

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Other Securities		0.1	11,644,771
Total Other Investment Company
(Cost $11,644,771)			11,644,771
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Other Securities		0.4	34,497,868
Total Short-Term Investments
(Cost $34,497,868)			34,497,868

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/21/19	104	8,289,840	95,914
S&P 500 Index, e-mini, expires 06/21/19	323	47,618,275	519,180
Net Unrealized Appreciation			615,094
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,198,974.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	360,895	28,409	(1,389)	387,915	$17,758,749	($99,327)	($18,734)	$112,197

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,309,697,779	$—	$—	$9,309,697,779
Real Estate	380,732,576	—	— *	380,732,576
Rights [1]
Materials	—	—	3,541	3,541
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	1,495 *	1,495
Other Investment Company[1]	11,644,771	—	—	11,644,771
Short-Term Investments[1]	—	34,497,868	—	34,497,868
Futures Contracts[2]	615,094	—	—	615,094
Total	$9,702,690,220	$34,497,868	$6,602	$9,737,194,690
*	Level 3 amount shown includes securities determined to have no value at April 30, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
49
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investment in affiliated issuer, at value (cost $11,782,975)		$17,758,749
Investments in unaffiliated issuers, at value (cost $5,856,498,570) including securities on loan of $11,198,974		9,707,176,076
Collateral invested for securities on loan, at value (cost $11,644,771)		11,644,771
Deposit with broker for futures contracts		2,221,750
Receivables:
Fund shares sold		15,319,716
Dividends		7,471,390
Income from securities on loan		48,814
Variation margin on futures contracts		47,300
Interest		1,715
Foreign tax reclaims	+	159
Total assets		9,761,690,440
Liabilities
Collateral held for securities on loan		11,644,771
Payables:
Investment adviser fees		235,624
Fund shares redeemed	+	3,869,235
Total liabilities		15,749,630
Net Assets
Total assets		9,761,690,440
Total liabilities	–	15,749,630
Net assets		$9,745,940,810
Net Assets by Source
Capital received from investors		5,874,604,968
Total distributable earnings		3,871,335,842

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,745,940,810		188,602,750		$51.67

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Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$112,197
Dividends received from unaffiliated issuers (net of foreign withholding tax of $5,338)		97,317,208
Interest		260,429
Securities on loan, net	+	1,466,668
Total investment income		99,156,502
Expenses
Investment adviser fees		1,305,554
Total expenses	–	1,305,554
Net investment income		97,850,948
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(18,734)
Net realized gains on unaffiliated issuers		1,385,286
Net realized losses on futures contracts	+	(55,020)
Net realized gains		1,311,532
Net change in unrealized appreciation (depreciation) on affiliated issuer		(99,327)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		764,646,433
Net change in unrealized appreciation (depreciation) on futures contracts	+	233,375
Net change in unrealized appreciation (depreciation)	+	764,780,481
Net realized and unrealized gains		766,092,013
Increase in net assets resulting from operations		$863,942,961
51
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$97,850,948	$143,017,289
Net realized gains		1,311,532	26,416,131
Net change in unrealized appreciation (depreciation)	+	764,780,481	268,899,542
Increase in net assets from operations		863,942,961	438,332,962
Distributions to Shareholders
Total distributions		($199,442,079)	($129,534,008)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,039,438	$1,179,936,326	47,531,781	$2,314,728,323
Shares reinvested		3,549,000	149,291,955	2,083,482	98,965,373
Shares redeemed	+	(13,817,353)	(657,338,490)	(21,085,111)	(1,033,026,077)
Net transactions in fund shares		14,771,085	$671,889,791	28,530,152	$1,380,667,619
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		173,831,665	$8,409,550,137	145,301,513	$6,720,083,564
Total increase	+	14,771,085	1,336,390,673	28,530,152	1,689,466,573
End of period		188,602,750	$9,745,940,810	173,831,665	$8,409,550,137
52
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.28	0.46
Net realized and unrealized gains (losses)	4.72	1.91 [3]
Total from investment operations	5.00	2.37
Less distributions:
Distributions from net investment income	(0.40)	—
Net asset value at end of period	$46.97	$42.37
Total return	12.05% [4]	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.036% [5],[6]	0.040% [5],[7]
Net operating expenses	N/A	0.02% [5],[7]
Net investment income (loss)	1.35% [5]	1.23% [5]
Portfolio turnover rate	28% [4]	23% [4]
Net assets, end of period (x 1,000,000)	$141	$93

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 4/30/19 is a blended ratio. (See financial note 4)
7
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.
53
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	623,769

Banks 0.2%
Other Securities		0.2	250,600

Capital Goods 8.0%
3M Co.	4,712	0.6	892,971
Caterpillar, Inc.	5,312	0.5	740,599
Honeywell International, Inc.	4,558	0.6	791,406
Lockheed Martin Corp.	2,259	0.5	752,993
The Boeing Co.	5,401	1.4	2,039,904
Other Securities		4.4	6,047,089
		8.0	11,264,962

Commercial & Professional Services 1.1%
Other Securities		1.1	1,506,870

Consumer Durables & Apparel 1.6%
NIKE, Inc., Class B	12,419	0.8	1,090,761
Other Securities		0.8	1,172,751
		1.6	2,263,512

Consumer Services 2.4%
Starbucks Corp.	12,175	0.7	945,754
Other Securities		1.7	2,371,580
		2.4	3,317,334

Diversified Financials 3.2%
American Express Co.	4,800	0.4	562,704
S&P Global, Inc.	2,505	0.4	552,753
The Charles Schwab Corp. (a)	12,085	0.4	553,251
Other Securities		2.0	2,868,980
		3.2	4,537,688

Energy 0.7%
Other Securities		0.7	1,044,511

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	4,407	0.8	1,082,051
Other Securities		0.2	364,357
		1.0	1,446,408

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	19,098	0.7	1,037,594
PepsiCo, Inc.	12,674	1.2	1,622,906
The Coca-Cola Co.	29,938	1.0	1,468,758
Other Securities		0.9	1,153,804
		3.8	5,283,062

Health Care Equipment & Services 5.3%
Intuitive Surgical, Inc. *	1,145	0.4	584,671
Stryker Corp.	3,444	0.5	650,606
UnitedHealth Group, Inc.	9,641	1.6	2,247,028
Other Securities		2.8	3,962,944
		5.3	7,445,249

Household & Personal Products 0.9%
Other Securities		0.9	1,257,783

Insurance 1.0%
Other Securities		1.0	1,387,911

Materials 1.8%
Linde plc	3,284	0.4	591,974
Other Securities		1.4	1,935,288
		1.8	2,527,262

Media & Entertainment 12.2%
Alphabet, Inc., Class A *	3,014	2.6	3,613,665
Alphabet, Inc., Class C *	3,072	2.6	3,651,011
Facebook, Inc., Class A *	23,988	3.3	4,639,279
Netflix, Inc. *	4,204	1.1	1,557,750
The Walt Disney Co.	10,759	1.0	1,473,660
Other Securities		1.6	2,311,650
		12.2	17,247,015

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	15,288	0.9	1,213,714
Amgen, Inc.	5,985	0.8	1,073,230
Celgene Corp. *	7,080	0.5	670,193
Eli Lilly & Co.	5,486	0.5	642,081
Gilead Sciences, Inc.	9,594	0.4	623,994
Johnson & Johnson	4,875	0.5	688,350
Other Securities		3.2	4,739,946
		6.8	9,651,508

54
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 2.3%
American Tower Corp.	4,424	0.6	864,007
Other Securities		1.7	2,331,318
		2.3	3,195,325

Retailing 10.8%
Amazon.com, Inc. *	4,152	5.7	7,998,911
Booking Holdings, Inc. *	467	0.6	866,280
Lowe's Cos., Inc.	8,102	0.7	916,660
The Home Depot, Inc.	11,393	1.6	2,320,754
The TJX Cos., Inc.	12,484	0.5	685,122
Other Securities		1.7	2,482,279
		10.8	15,270,006

Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc.	2,452	0.6	780,717
NVIDIA Corp.	5,872	0.8	1,062,832
Texas Instruments, Inc.	9,698	0.8	1,142,715
Other Securities		2.0	2,916,467
		4.2	5,902,731

Software & Services 21.5%
Accenture plc, Class A	6,486	0.8	1,184,798
Adobe, Inc. *	4,960	1.0	1,434,680
Automatic Data Processing, Inc.	4,394	0.5	722,330
International Business Machines Corp.	6,662	0.7	934,479
Intuit, Inc.	2,492	0.4	625,641
Mastercard, Inc., Class A	9,167	1.7	2,330,618
Microsoft Corp.	72,406	6.7	9,456,224
PayPal Holdings, Inc. *	11,841	0.9	1,335,310
salesforce.com, Inc. *	7,335	0.9	1,212,842
Visa, Inc., Class A	17,770	2.1	2,921,921
Other Securities		5.8	8,192,431
		21.5	30,351,274

Technology Hardware & Equipment 7.8%
Apple, Inc.	47,911	6.8	9,614,300
Other Securities		1.0	1,412,505
		7.8	11,026,805

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.2%
Other Securities		0.2	219,010

Transportation 2.5%
Union Pacific Corp.	6,705	0.8	1,187,053
United Parcel Service, Inc., Class B	6,965	0.5	739,822
Other Securities		1.2	1,623,087
		2.5	3,549,962
Total Common Stock
(Cost $121,670,391)			140,570,557

Other Investment Companies 0.2% of net assets

Equity Fund 0.0%
Other Securities		0.0	52,167

Money Market Fund 0.2%
Other Securities		0.2	195,441
Total Other Investment Companies
(Cost $245,943)			247,608

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/21/19	5	398,000	(1,400)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	8,764	6,102	(2,781)	12,085	$553,251	$35,469	($29,577)	$2,968

55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$140,570,557	$—	$—	$140,570,557
Other Investment Companies[1]	247,608	—	—	247,608
Liabilities
Futures Contracts[2]	(1,400)	—	—	(1,400)
Total	$140,816,765	$—	$—	$140,816,765
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
56
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investment in affiliated issuer, at value (cost $575,946)		$553,251
Investments in unaffiliated issuers, at value (cost $121,340,388)		140,264,914
Cash		36,473
Deposit with broker for futures contracts		43,200
Receivables:
Investments sold		87,268
Fund shares sold		3,062,099
Dividends	+	59,420
Total assets		144,106,625
Liabilities
Payables:
Investments bought		2,800,020
Investment adviser fees		3,725
Fund shares redeemed		345,476
Variation margin on futures contracts	+	2,755
Total liabilities		3,151,976
Net Assets
Total assets		144,106,625
Total liabilities	–	3,151,976
Net assets		$140,954,649
Net Assets by Source
Capital received from investors		125,378,227
Total distributable earnings		15,576,422

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$140,954,649		3,000,802		$46.97

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$2,968
Dividends received from unaffiliated issuers (net of foreign withholding tax of $12)	+	761,552
Total investment income		764,520
Expenses
Investment adviser fees		19,955
Total expenses	–	19,955
Net investment income		744,565
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(29,577)
Net realized losses on unaffiliated issuers		(3,301,324)
Net realized gains on futures contracts	+	77,301
Net realized losses		(3,253,600)
Net change in unrealized appreciation (depreciation) on affiliated issuer		35,469
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		18,419,416
Net change in unrealized appreciation (depreciation) on futures contracts	+	(8,330)
Net change in unrealized appreciation (depreciation)	+	18,446,555
Net realized and unrealized gains		15,192,955
Increase in net assets resulting from operations		$15,937,520
58
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		12/20/17*-10/31/18
Net investment income		$744,565	$654,019
Net realized losses		(3,253,600)	(519,372)
Net change in unrealized appreciation (depreciation)	+	18,446,555	453,876
Increase in net assets from operations		15,937,520	588,523
Distributions to Shareholders
Total distributions		($949,803)	$—

Transactions in Fund Shares
		11/1/18-4/30/19		12/20/17*-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,900,819	$79,189,893	2,550,923	$107,925,443
Shares reinvested		22,696	838,591	—	—
Shares redeemed	+	(1,111,659)	(46,813,461)	(361,977)	(15,762,057)
Net transactions in fund shares		811,856	$33,215,023	2,188,946	$92,163,386
Shares Outstanding and Net Assets
		11/1/18-4/30/19		12/20/17*-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,188,946	$92,751,909	—	$—
Total increase	+	811,856	48,202,740	2,188,946	92,751,909
End of period		3,000,802	$140,954,649	2,188,946	$92,751,909
*	Commencement of operations.
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Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.52	0.82
Net realized and unrealized gains (losses)	2.44	(1.31)
Total from investment operations	2.96	(0.49)
Less distributions:
Distributions from net investment income	(0.62)	—
Distributions from net realized gains	(0.06)	—
Total distributions	(0.68)	—
Net asset value at end of period	$41.79	$39.51
Total return	7.80% [3]	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.036% [4],[5]	0.040% [4],[6]
Net operating expenses	N/A	0.02% [4],[6]
Net investment income (loss)	2.70% [4]	2.36% [4]
Portfolio turnover rate	6% [3]	22% [3]
Net assets, end of period (x 1,000,000)	$181	$70

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 4/30/19 is a blended ratio. (See financial note 4)
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.0%
General Motors Co.	17,580	0.4	684,741
Other Securities		0.6	1,030,725
		1.0	1,715,466

Banks 11.2%
Bank of America Corp.	120,951	2.0	3,698,682
Citigroup, Inc.	31,805	1.2	2,248,613
JPMorgan Chase & Co.	44,408	2.8	5,153,548
The PNC Financial Services Group, Inc.	6,131	0.5	839,518
U.S. Bancorp	20,303	0.6	1,082,556
Wells Fargo & Co.	55,417	1.5	2,682,737
Other Securities		2.6	4,549,816
		11.2	20,255,470

Capital Goods 5.7%
General Electric Co.	115,686	0.7	1,176,527
United Technologies Corp.	10,874	0.9	1,550,741
Other Securities		4.1	7,618,931
		5.7	10,346,199

Commercial & Professional Services 0.6%
Other Securities		0.6	1,099,686

Consumer Durables & Apparel 0.8%
Other Securities		0.8	1,478,215

Consumer Services 2.1%
McDonald's Corp.	8,401	0.9	1,659,786
Other Securities		1.2	2,048,864
		2.1	3,708,650

Diversified Financials 7.3%
Berkshire Hathaway, Inc., Class B *	22,719	2.7	4,923,435
BlackRock, Inc.	1,627	0.4	789,485
CME Group, Inc.	4,190	0.4	749,591
Morgan Stanley	16,271	0.4	785,076
The Goldman Sachs Group, Inc.	4,677	0.5	963,088
Other Securities		2.9	4,952,898
		7.3	13,163,573

Security	Number of Shares	% of Net Assets	Value ($)
Energy 9.3%
Chevron Corp.	25,562	1.7	3,068,974
ConocoPhillips	15,285	0.5	964,789
Exxon Mobil Corp.	56,855	2.5	4,564,319
Schlumberger Ltd.	18,601	0.4	793,891
Other Securities		4.2	7,467,566
		9.3	16,859,539

Food & Staples Retailing 1.6%
Walmart, Inc.	18,838	1.1	1,937,300
Other Securities		0.5	1,020,658
		1.6	2,957,958

Food, Beverage & Tobacco 3.6%
Mondelez International, Inc., Class A	19,150	0.5	973,778
Philip Morris International, Inc.	20,846	1.0	1,804,430
Other Securities		2.1	3,709,230
		3.6	6,487,438

Health Care Equipment & Services 6.2%
Abbott Laboratories	22,957	1.0	1,826,459
Anthem, Inc.	3,492	0.5	918,501
Becton, Dickinson & Co.	3,231	0.4	777,831
CVS Health Corp.	15,926	0.5	866,056
Danaher Corp.	8,422	0.6	1,115,410
Medtronic plc	18,157	0.9	1,612,523
Other Securities		2.3	4,039,506
		6.2	11,156,286

Household & Personal Products 2.5%
The Procter & Gamble Co.	33,430	2.0	3,559,626
Other Securities		0.5	995,863
		2.5	4,555,489

Insurance 4.3%
Chubb Ltd.	6,150	0.5	892,980
Other Securities		3.8	6,928,355
		4.3	7,821,335

Materials 4.0%
DowDuPont, Inc.	30,473	0.6	1,171,687
Other Securities		3.4	6,112,837
		4.0	7,284,524

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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media & Entertainment 3.3%
Comcast Corp., Class A	60,306	1.5	2,625,120
The Walt Disney Co.	9,113	0.7	1,248,208
Other Securities		1.1	2,105,148
		3.3	5,978,476

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Johnson & Johnson	29,545	2.3	4,171,754
Merck & Co., Inc.	32,587	1.4	2,564,923
Pfizer, Inc.	76,944	1.7	3,124,696
Thermo Fisher Scientific, Inc.	5,062	0.8	1,404,452
Other Securities		2.1	3,746,515
		8.3	15,012,340

Real Estate 5.0%
Other Securities		5.0	9,043,555

Retailing 1.5%
Other Securities		1.5	2,745,210

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	2,183	0.4	695,067
Intel Corp.	60,416	1.7	3,083,633
QUALCOMM, Inc.	16,266	0.8	1,400,991
Other Securities		0.8	1,589,378
		3.7	6,769,069

Software & Services 2.9%
Microsoft Corp.	5,393	0.4	704,326
Oracle Corp.	29,252	0.9	1,618,513
Other Securities		1.6	2,823,462
		2.9	5,146,301

Technology Hardware & Equipment 3.4%
Cisco Systems, Inc.	60,854	1.9	3,404,781
Other Securities		1.5	2,725,946
		3.4	6,130,727

Telecommunication Services 3.6%
AT&T, Inc.	97,563	1.7	3,020,550
Verizon Communications, Inc.	55,520	1.8	3,175,189
Other Securities		0.1	350,038
		3.6	6,545,777

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.6%
Norfolk Southern Corp.	3,586	0.4	731,616
Other Securities		1.2	2,225,406
		1.6	2,957,022

Utilities 6.3%
Dominion Energy, Inc.	10,176	0.4	792,405
Duke Energy Corp.	9,563	0.5	871,381
NextEra Energy, Inc.	6,401	0.7	1,244,610
The Southern Co.	13,814	0.4	735,181
Other Securities		4.3	7,771,656
		6.3	11,415,233
Total Common Stock
(Cost $165,683,311)			180,633,538

Other Investment Company 0.1% of net assets

Equity Fund 0.1%
Other Securities		0.1	102,200
Total Other Investment Company
(Cost $100,976)			102,200

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 06/21/19	5	314,500	1,639
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

62
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$180,633,538	$—	$—	$180,633,538
Other Investment Company[1]	102,200	—	—	102,200
Futures Contracts[2]	1,639	—	—	1,639
Total	$180,737,377	$—	$—	$180,737,377
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $165,784,287)		$180,735,738
Deposit with broker for futures contracts		29,400
Receivables:
Investments sold		1,432,833
Fund shares sold		2,650,473
Dividends		214,052
Variation margin on futures contracts	+	4,818
Total assets		185,067,314
Liabilities
Payables:
Investments bought		1,926,512
Investment adviser fees		5,119
Fund shares redeemed		2,095,348
Due to custodian	+	51,244
Total liabilities		4,078,223
Net Assets
Total assets		185,067,314
Total liabilities	–	4,078,223
Net assets		$180,989,091
Net Assets by Source
Capital received from investors		165,705,543
Total distributable earnings		15,283,548

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$180,989,091		4,330,754		$41.79

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Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $319)		$1,854,898
Expenses
Investment adviser fees		24,281
Total expenses	–	24,281
Net investment income		1,830,617
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(670,605)
Net realized gains on futures contracts	+	48,945
Net realized losses		(621,660)
Net change in unrealized appreciation (depreciation) on investments		16,595,316
Net change in unrealized appreciation (depreciation) on futures contracts	+	759
Net change in unrealized appreciation (depreciation)	+	16,596,075
Net realized and unrealized gains		15,974,415
Increase in net assets resulting from operations		$17,805,032
65
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		12/20/17*-10/31/18
Net investment income		$1,830,617	$1,002,360
Net realized losses		(621,660)	(344,905)
Net change in unrealized appreciation (depreciation)	+	16,596,075	(1,642,985)
Increase (decrease) in net assets from operations		17,805,032	(985,530)
Distributions to Shareholders
Total distributions		($1,536,515)	$—

Transactions in Fund Shares
		11/1/18-4/30/19		12/20/17*-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,121,852	$117,014,759	1,995,233	$80,009,188
Shares reinvested		38,320	1,344,745	—	—
Shares redeemed	+	(594,577)	(23,387,822)	(230,074)	(9,274,766)
Net transactions in fund shares		2,565,595	$94,971,682	1,765,159	$70,734,422
Shares Outstanding and Net Assets
		11/1/18-4/30/19		12/20/17*-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,765,159	$69,748,892	—	$—
Total increase	+	2,565,595	111,240,199	1,765,159	69,748,892
End of period		4,330,754	$180,989,091	1,765,159	$69,748,892
*	Commencement of operations.
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Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.36	0.59
Net realized and unrealized gains (losses)	4.09	(1.04)
Total from investment operations	4.45	(0.45)
Less distributions:
Distributions from net investment income	(0.42)	—
Distributions from net realized gains	(0.08)	—
Total distributions	(0.50)	—
Net asset value at end of period	$43.50	$39.55
Total return	11.59% [3]	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4],[5]	0.05% [4],[6]
Net operating expenses	N/A	0.03% [4],[6]
Net investment income (loss)	1.83% [4]	1.65% [4]
Portfolio turnover rate	12% [3]	15% [3]
Net assets, end of period (x 1,000,000)	$302	$171

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 4/30/19 is a blended ratio. (See financial note 4)
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.
67
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	2,517,537

Banks 4.3%
SunTrust Banks, Inc.	17,699	0.4	1,158,930
Other Securities		3.9	11,646,991
		4.3	12,805,921

Capital Goods 9.5%
Cummins, Inc.	5,863	0.3	974,958
Fortive Corp.	11,570	0.3	998,954
Ingersoll-Rand plc	9,652	0.4	1,183,432
PACCAR, Inc.	13,326	0.3	955,074
Roper Technologies, Inc.	3,992	0.5	1,435,922
Other Securities		7.7	23,087,440
		9.5	28,635,780

Commercial & Professional Services 2.4%
Other Securities		2.4	7,315,560

Consumer Durables & Apparel 3.0%
VF Corp.	12,761	0.4	1,204,766
Other Securities		2.6	7,729,622
		3.0	8,934,388

Consumer Services 3.2%
Hilton Worldwide Holdings, Inc.	10,867	0.3	945,320
Other Securities		2.9	8,584,730
		3.2	9,530,050

Diversified Financials 5.2%
Discover Financial Services	13,023	0.4	1,061,244
Moody's Corp.	6,569	0.4	1,291,597
Synchrony Financial	28,374	0.3	983,727
T. Rowe Price Group, Inc.	9,156	0.3	984,270
Other Securities		3.8	11,225,400
		5.2	15,546,238

Energy 3.9%
ONEOK, Inc.	16,162	0.4	1,097,885
The Williams Cos., Inc.	47,010	0.4	1,331,793
Other Securities		3.1	9,459,458
		3.9	11,889,136

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.5%
Other Securities		0.5	1,413,077

Food, Beverage & Tobacco 2.9%
Archer-Daniels-Midland Co.	22,018	0.3	982,003
Other Securities		2.6	7,745,476
		2.9	8,727,479

Health Care Equipment & Services 5.8%
Align Technology, Inc. *	3,125	0.3	1,014,625
Edwards Lifesciences Corp. *	8,278	0.5	1,457,507
Zimmer Biomet Holdings, Inc.	8,028	0.3	988,728
Other Securities		4.7	13,974,552
		5.8	17,435,412

Household & Personal Products 0.7%
Other Securities		0.7	2,217,822

Insurance 3.7%
Other Securities		3.7	11,265,880

Materials 4.9%
Newmont Mining Corp.	32,251	0.3	1,001,716
Other Securities		4.6	13,800,718
		4.9	14,802,434

Media & Entertainment 3.1%
Twitter, Inc. *	28,216	0.4	1,126,101
Other Securities		2.7	8,300,134
		3.1	9,426,235

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Agilent Technologies, Inc.	12,564	0.3	986,274
IQVIA Holdings, Inc. *	6,838	0.3	949,798
Other Securities		3.3	9,732,959
		3.9	11,669,031

Real Estate 8.9%
AvalonBay Communities, Inc.	5,444	0.4	1,093,863
Digital Realty Trust, Inc.	8,103	0.3	953,804
Equity Residential	14,146	0.4	1,081,037
Welltower, Inc.	14,669	0.4	1,093,281
Other Securities		7.4	22,647,385
		8.9	26,869,370

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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 4.9%
AutoZone, Inc. *	990	0.3	1,018,027
Dollar General Corp.	10,484	0.4	1,321,928
Dollar Tree, Inc. *	9,252	0.3	1,029,563
O'Reilly Automotive, Inc. *	3,057	0.4	1,157,289
Ross Stores, Inc.	14,405	0.5	1,406,792
Other Securities		3.0	8,930,614
		4.9	14,864,213

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	36,918	0.3	1,020,044
Analog Devices, Inc.	14,561	0.6	1,692,571
Lam Research Corp.	6,014	0.4	1,247,484
Xilinx, Inc.	10,039	0.4	1,206,085
Other Securities		2.0	5,988,924
		3.7	11,155,108

Software & Services 12.0%
Autodesk, Inc. *	8,653	0.5	1,542,051
Fidelity National Information Services, Inc.	12,864	0.5	1,491,324
Fiserv, Inc. *	15,715	0.5	1,370,977
Paychex, Inc.	12,649	0.4	1,066,437
Red Hat, Inc. *	6,977	0.4	1,273,512
ServiceNow, Inc. *	7,013	0.6	1,904,100
Workday, Inc., Class A *	5,726	0.4	1,177,437
Worldpay, Inc., Class A *	11,800	0.5	1,383,078
Other Securities		8.2	24,974,800
		12.0	36,183,716

Technology Hardware & Equipment 3.8%
Amphenol Corp., Class A	11,628	0.4	1,157,684
Corning, Inc.	31,058	0.3	989,197
Other Securities		3.1	9,302,367
		3.8	11,449,248

Telecommunication Services 0.3%
Other Securities		0.3	1,003,155

Transportation 1.9%
Other Securities		1.9	5,666,648

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 6.4%
Consolidated Edison, Inc.	12,273	0.4	1,057,442
Public Service Enterprise Group, Inc.	19,880	0.4	1,185,842
Sempra Energy	10,789	0.5	1,380,453
WEC Energy Group, Inc.	12,440	0.3	975,669
Xcel Energy, Inc.	20,052	0.4	1,132,938
Other Securities		4.4	13,499,880
		6.4	19,232,224
Total Common Stock
(Cost $275,365,314)			300,555,662

Other Investment Companies 0.2% of net assets

Equity Fund 0.0%
Other Securities		0.0	123,112

Money Market Fund 0.2%
Other Securities		0.2	509,448
Total Other Investment Companies
(Cost $632,269)			632,560

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 06/21/19	4	789,360	3,596
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

69
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$300,555,662	$—	$—	$300,555,662
Other Investment Companies[1]	632,560	—	—	632,560
Futures Contracts[2]	3,596	—	—	3,596
Total	$301,191,818	$—	$—	$301,191,818
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $275,997,583)		$301,188,222
Deposit with broker for futures contracts		106,600
Receivables:
Investments sold		57,991
Fund shares sold		2,944,081
Dividends	+	151,726
Total assets		304,448,620
Liabilities
Payables:
Investments bought		2,494,659
Investment adviser fees		9,560
Fund shares redeemed		397,064
Variation margin on futures contracts	+	1,400
Total liabilities		2,902,683
Net Assets
Total assets		304,448,620
Total liabilities	–	2,902,683
Net assets		$301,545,937
Net Assets by Source
Capital received from investors		279,220,002
Total distributable earnings		22,325,935

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$301,545,937		6,932,119		$43.50

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Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $268)		$2,278,008
Expenses
Investment adviser fees		51,426
Total expenses	–	51,426
Net investment income		2,226,582
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,920,705)
Net realized gains on futures contracts	+	200,837
Net realized losses		(3,719,868)
Net change in unrealized appreciation (depreciation) on investments		34,478,786
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,758)
Net change in unrealized appreciation (depreciation)	+	34,476,028
Net realized and unrealized gains		30,756,160
Increase in net assets resulting from operations		$32,982,742
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Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		12/20/17*-10/31/18
Net investment income		$2,226,582	$1,634,470
Net realized losses		(3,719,868)	(58,632)
Net change in unrealized appreciation (depreciation)	+	34,476,028	(9,281,793)
Increase (decrease) in net assets from operations		32,982,742	(7,705,955)
Distributions to Shareholders
Total distributions		($2,951,274)	$—

Transactions in Fund Shares
		11/1/18-4/30/19		12/20/17*-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,292,242	$167,762,158	4,668,513	$192,981,527
Shares reinvested		76,761	2,670,904	—	—
Shares redeemed	+	(1,767,744)	(70,196,657)	(337,653)	(13,997,508)
Net transactions in fund shares		2,601,259	$100,236,405	4,330,860	$178,984,019
Shares Outstanding and Net Assets
		11/1/18-4/30/19		12/20/17*-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,330,860	$171,278,064	—	$—
Total increase	+	2,601,259	130,267,873	4,330,860	171,278,064
End of period		6,932,119	$301,545,937	4,330,860	$171,278,064
*	Commencement of operations.
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$19.00	$21.01	$17.52	$18.49	$19.42	$19.92
Income (loss) from investment operations:
Net investment income (loss)	0.31 [1]	0.62 [1]	0.55 [1]	0.53 [1]	0.54 [1]	0.64
Net realized and unrealized gains (losses)	1.12	(2.06)	3.49	(1.03)	(0.86)	(0.63)
Total from investment operations	1.43	(1.44)	4.04	(0.50)	(0.32)	0.01
Less distributions:
Distributions from net investment income	(0.55)	(0.57)	(0.55)	(0.47)	(0.61)	(0.51)
Net asset value at end of period	$19.88	$19.00	$21.01	$17.52	$18.49	$19.42
Total return	8.01% [2]	(7.11%)	23.76%	(2.64%)	(1.53%)	0.09%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.11% [4]	0.23%	0.23%	0.23%
Net operating expenses	N/A	N/A [5]	0.10% [4]	0.19%	0.19%	0.19%
Net investment income (loss)	3.34% [3]	2.99%	2.88%	3.06%	2.82%	3.42%
Portfolio turnover rate	3% [2]	5%	3%	4%	7%	2%
Net assets, end of period (x 1,000,000)	$5,031	$4,314	$4,128	$2,900	$2,844	$2,699

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.6% of net assets

Australia 6.8%
Australia & New Zealand Banking Group Ltd.	1,017,635	0.4	19,522,896
BHP Group Ltd.	1,059,047	0.6	28,024,866
Commonwealth Bank of Australia	633,178	0.7	33,276,804
CSL Ltd.	161,879	0.5	22,705,436
Westpac Banking Corp.	1,220,306	0.5	23,706,151
Other Securities		4.1	214,556,171
		6.8	341,792,324

Austria 0.2%
Other Securities		0.2	12,289,745

Belgium 1.0%
Anheuser-Busch InBev S.A./N.V.	272,741	0.5	24,248,619
Other Securities		0.5	26,511,519
		1.0	50,760,138

Denmark 1.7%
Novo Nordisk A/S, Class B	648,305	0.6	31,763,405
Other Securities		1.1	54,182,577
		1.7	85,945,982

Finland 1.0%
Other Securities		1.0	48,969,515

France 11.3%
Air Liquide S.A.	152,002	0.4	20,221,104
Airbus SE	207,304	0.6	28,386,064
AXA S.A. (a)	697,173	0.4	18,591,197
BNP Paribas S.A.	398,531	0.4	21,215,037
L'Oreal S.A.	89,772	0.5	24,692,010
LVMH Moet Hennessy Louis Vuitton SE	98,904	0.8	38,831,401
Sanofi	401,887	0.7	35,064,346
TOTAL S.A.	862,757	1.0	47,961,318
Other Securities		6.5	335,712,370
		11.3	570,674,847

Germany 8.3%
Allianz SE	150,664	0.7	36,417,615
BASF SE	329,591	0.5	26,908,119
Bayer AG	333,716	0.4	22,210,728
Daimler AG	323,396	0.4	21,226,412
Deutsche Telekom AG	1,189,031	0.4	19,922,096
Security	Number of Shares	% of Net Assets	Value ($)
SAP SE	351,145	0.9	45,265,505
Siemens AG	273,514	0.7	32,794,935
Other Securities		4.3	213,589,077
		8.3	418,334,487

Hong Kong 4.0%
AIA Group Ltd.	4,306,400	0.9	44,095,105
Other Securities		3.1	158,146,219
		4.0	202,241,324

Ireland 0.6%
Other Securities		0.6	27,757,002

Israel 0.5%
Other Securities		0.5	26,990,720

Italy 2.3%
Other Securities		2.3	116,527,926

Japan 23.6%
Keyence Corp.	34,500	0.4	21,555,373
Mitsubishi UFJ Financial Group, Inc.	4,182,109	0.4	20,749,639
SoftBank Group Corp.	294,800	0.6	31,258,034
Sony Corp.	450,500	0.5	22,690,829
Takeda Pharmaceutical Co., Ltd.	525,090	0.4	19,376,727
Toyota Motor Corp.	815,903	1.0	50,512,916
Other Securities		20.3	1,019,505,766
		23.6	1,185,649,284

Netherlands 3.6%
ASML Holding N.V.	146,339	0.6	30,557,159
Unilever N.V. CVA	550,616	0.7	33,314,779
Other Securities		2.3	118,528,588
		3.6	182,400,526

New Zealand 0.2%
Other Securities		0.2	12,061,137

Norway 0.7%
Other Securities		0.7	35,275,078

Portugal 0.2%
Other Securities		0.2	7,933,795

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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.4%
Other Securities		1.4	68,735,448

Spain 3.0%
Banco Santander S.A.	5,765,547	0.6	29,227,723
Iberdrola S.A.	2,204,463	0.4	20,032,814
Other Securities		2.0	101,284,578
		3.0	150,545,115

Sweden 2.7%
Other Securities		2.7	133,960,064

Switzerland 8.7%
Nestle S.A.	1,090,236	2.1	104,965,309
Novartis AG	772,976	1.3	63,337,704
Roche Holding AG	250,222	1.3	66,024,399
UBS Group AG *	1,384,592	0.4	18,566,625
Other Securities		3.6	182,313,948
		8.7	435,207,985

United Kingdom 16.8%
AstraZeneca plc	452,642	0.7	33,721,739
BP plc	7,154,748	1.0	52,027,173
British American Tobacco plc	816,972	0.6	31,983,571
Diageo plc	867,085	0.7	36,554,329
GlaxoSmithKline plc	1,772,770	0.7	36,418,398
HSBC Holdings plc	7,142,303	1.2	62,230,634
Lloyds Banking Group plc	25,360,025	0.4	20,740,318
Prudential plc	920,305	0.4	20,910,593
Reckitt Benckiser Group plc	237,772	0.4	19,237,284
Rio Tinto plc	409,773	0.5	23,905,775
Royal Dutch Shell plc, A Shares	1,608,482	1.0	51,248,533
Royal Dutch Shell plc, B Shares	1,332,009	0.9	42,988,389
Unilever plc	397,001	0.5	24,064,246
Other Securities		7.8	388,888,700
		16.8	844,919,682
Total Common Stock
(Cost $4,127,349,315)			4,958,972,124

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	26,693,538

United Kingdom 0.0%
Other Securities		0.0	56,212
Total Preferred Stock
(Cost $25,008,403)			26,749,750
Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Other Securities		0.3	14,091,813
Total Other Investment Company
(Cost $14,091,813)			14,091,813
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Other Securities		0.2	10,008,159
Total Short-Term Investments
(Cost $10,008,159)			10,008,159

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	380	36,423,000	78,365
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,508,352.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,770,991,054	$—	$2,770,991,054
Austria	4,270,708	8,019,037	—	12,289,745
Denmark	10,499,508	75,446,474	—	85,945,982
Finland	2,262,503	46,707,012	—	48,969,515
France	64,704,049	505,970,798	—	570,674,847
Germany	38,919,779	379,414,708	—	418,334,487
Hong Kong	5,630,341	196,610,983	—	202,241,324
Ireland	12,147,240	15,609,762	—	27,757,002
Israel	12,626,321	14,364,399	—	26,990,720
Netherlands	19,227,046	163,173,480	—	182,400,526
Norway	908,381	34,366,697	—	35,275,078
Portugal	1,401,917	6,531,878	— *	7,933,795
Sweden	991,928	132,968,136	—	133,960,064
Switzerland	11,627,136	423,580,849	—	435,207,985
Preferred Stock
Germany	6,546,573	20,146,965	—	26,693,538
United Kingdom	—	—	56,212	56,212
Other Investment Company[1]	14,091,813	—	—	14,091,813
Short-Term Investments[1]	—	10,008,159	—	10,008,159
Futures Contracts[2]	78,365	—	—	78,365
Total	$205,933,608	$4,803,910,391	$56,212	$5,009,900,211
*	Level 3 amount shown includes securities determined to have no value at April 30, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $4,162,365,877) including securities on loan of $13,508,352		$4,995,730,033
Collateral invested for securities on loan, at value (cost $14,091,813)		14,091,813
Foreign currency, at value (cost $188,608)		189,210
Deposit with broker for futures contracts		2,524,500
Receivables:
Dividends		22,073,450
Fund shares sold		12,122,697
Foreign tax reclaims		7,888,752
Income from securities on loan		176,486
Variation margin on futures contracts		8,631
Interest	+	362
Total assets		5,054,805,934
Liabilities
Collateral held for securities on loan		14,091,813
Payables:
Investments bought		5,005,741
Investment adviser fees		244,976
Fund shares redeemed	+	4,566,967
Total liabilities		23,909,497
Net Assets
Total assets		5,054,805,934
Total liabilities	–	23,909,497
Net assets		$5,030,896,437
Net Assets by Source
Capital received from investors		4,368,683,807
Total distributable earnings		662,212,630

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,030,896,437		253,123,716		$19.88

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Schwab International Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $7,914,160)		$77,790,476
Interest		109,247
Securities on loan, net	+	358,895
Total investment income		78,258,618
Expenses
Investment adviser fees		1,379,545
Total expenses	–	1,379,545
Net investment income		76,879,073
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(56,829,379)
Net realized gains on futures contracts		1,604,105
Net realized losses on foreign currency transactions	+	(279,101)
Net realized losses		(55,504,375)
Net change in unrealized appreciation (depreciation) on investments		345,454,661
Net change in unrealized appreciation (depreciation) on futures contracts		(395,316)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(143,124)
Net change in unrealized appreciation (depreciation)	+	344,916,221
Net realized and unrealized gains		289,411,846
Increase in net assets resulting from operations		$366,290,919
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$76,879,073	$133,025,660
Net realized losses		(55,504,375)	(29,407,991)
Net change in unrealized appreciation (depreciation)	+	344,916,221	(439,100,565)
Increase (decrease) in net assets from operations		366,290,919	(335,482,896)
Distributions to Shareholders
Total distributions		($132,253,839)	($112,933,005)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		67,962,367	$1,262,972,224	68,078,593	$1,412,881,267
Shares reinvested		5,815,026	99,611,394	4,270,674	88,744,607
Shares redeemed	+	(47,650,342)	(879,704,649)	(41,807,131)	(866,997,348)
Net transactions in fund shares		26,127,051	$482,878,969	30,542,136	$634,628,526
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		226,996,665	$4,313,980,388	196,454,529	$4,127,767,763
Total increase	+	26,127,051	716,916,049	30,542,136	186,212,625
End of period		253,123,716	$5,030,896,437	226,996,665	$4,313,980,388
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Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Target 2035 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Global Real Estate Fund
Schwab Short-Term Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of April 30, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details, see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Prior to December 20, 2018, the advisory and administrative services fee of each fund were as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.04%	0.04%	0.05%	0.06%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2019, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.6%	2.8%	—%	1.9%
Schwab MarketTrack Balanced Portfolio	0.3%	1.3%	—%	0.8%
Schwab MarketTrack Conservative Portfolio	0.1%	0.4%	—%	0.2%
Schwab MarketTrack Growth Portfolio	0.6%	2.7%	—%	1.6%
Schwab Target 2010 Fund	0.0%*	—%	0.2%	—%
Schwab Target 2015 Fund	0.0%*	—%	0.2%	—%
Schwab Target 2020 Fund	0.2%	—%	1.7%	—%
Schwab Target 2025 Fund	0.2%	—%	2.3%	—%
Schwab Target 2030 Fund	0.4%	—%	4.4%	—%
Schwab Target 2035 Fund	0.2%	—%	2.2%	—%
Schwab Target 2040 Fund	0.4%	—%	5.5%	—%
Schwab Target 2045 Fund	0.1%	—%	0.8%	—%
Schwab Target 2050 Fund	0.1%	—%	0.8%	—%
Schwab Target 2055 Fund	0.0%*	—%	0.5%	—%
Schwab Target 2060 Fund	0.0%*	—%	0.1%	—%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.
Schwab International Index Fund has recovered previously withheld foreign taxes from Finland. The investment adviser has paid upfront professional fees associated with recovering these foreign taxes in the amount of $131,932 for Schwab International Index Fund and the amount of $58,864 has been reimbursed to the investment adviser by the fund.
As of April 30, 2019, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $73,068 for Schwab International Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$145,631,690	($27,070,893)
Schwab 1000 Index Fund	29,183,029	2,805,756
Schwab Small-Cap Index Fund	32,705,270	(11,664,586)
Schwab Total Stock Market Index Fund	78,524,848	(8,520,207)
Schwab U.S. Large-Cap Growth Index Fund	390,905	(52,989)
Schwab U.S. Large-Cap Value Index Fund	849,969	(39,886)
Schwab U.S. Mid-Cap Index Fund	1,297,903	(172,044)
Schwab International Index Fund	6,466,093	(4,066,591)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’
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Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$185,640,189	1,368
Schwab 1000 Index Fund	36,908,679	271
Schwab Small-Cap Index Fund	25,723,064	344
Schwab Total Stock Market Index Fund	47,396,073	387
Schwab U.S. Large-Cap Growth Index Fund	410,035	6
Schwab U.S. Large-Cap Value Index Fund	578,058	10
Schwab U.S. Mid-Cap Index Fund	1,353,139	7
Schwab International Index Fund	28,451,896	313

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$1,651,398,214	$405,937,127
Schwab 1000 Index Fund	177,098,349	188,877,307
Schwab Small-Cap Index Fund	356,465,590	102,392,579
Schwab Total Stock Market Index Fund	694,205,581	100,860,118
Schwab U.S. Large-Cap Growth Index Fund	64,761,654	31,470,318
Schwab U.S. Large-Cap Value Index Fund	103,580,274	7,527,259
Schwab U.S. Mid-Cap Index Fund	130,992,008	29,910,496
Schwab International Index Fund	605,243,513	158,024,332

9. Federal Income Taxes:
As of April 30, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$19,620,605,972	$2,209,781,501	$3,277,588,489	$5,940,422,893	$125,771,617
Gross unrealized appreciation	$19,430,113,785	$6,376,633,248	$1,361,924,461	$3,988,552,684	$16,542,544
Gross unrealized depreciation	(620,386,033)	(42,565,063)	(342,917,789)	(191,780,887)	(1,497,396)
Net unrealized appreciation (depreciation)	$18,809,727,752	$6,334,068,185	$1,019,006,672	$3,796,771,797	$15,045,148

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$167,100,034	$280,694,415	$4,280,943,161
Gross unrealized appreciation	$16,374,870	$29,013,236	$994,303,044
Gross unrealized depreciation	(2,737,527)	(8,515,833)	(265,345,994)
Net unrealized appreciation (depreciation)	$13,637,343	$20,497,403	$728,957,050
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
No expiration	$—	$—	$—	$—	$195,435
Total	$—	$—	$—	$—	$195,435

Expiration Date	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
No expiration	$—	$—	$99,207,933
Total	$—	$—	$99,207,933
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2019. The tax-basis components of distributions paid during the year ended October 31, 2018 were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Ordinary income	$554,866,625	$134,342,862	$61,629,828	$118,432,377	$—
Long-term capital gains	—	189,924,986	119,643,043	11,101,631	—

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Ordinary income	$—	$—	$112,933,005
Long-term capital gains	—	—	—
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that initial approval of, as well as the continuation or amendment of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on December 11, 2018, the Board of Trustees (the Board or the Trustees, as appropriate), including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amendment to the investment advisory and administration agreement (the Amendment) between Schwab Capital Trust and Charles Schwab Investment Management, Inc. (CSIM) with respect Schwab Small-Cap Index Fund, Schwab S&P 500 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund (the Funds) to reflect a reduction in the fee paid by the Funds to CSIM as compensation for CSIM’s services rendered to the Funds. The Board reviewed materials provided by CSIM relating to this change (including a representation by CSIM that the change will not result in any reduction in the nature and level of services provided to the Fund by CSIM) and also took into account the extensive information that the Board reviewed and the conclusions it reached at its April 26, 2018 and June 5, 2018 meetings, in connection with its annual consideration and approval of the continuation of the Funds’ investment advisory and administration agreement. The discussion regarding the information that the Board reviewed and the conclusions it reached at its April 26, 2018 and June 5, 2018 meetings is available in the Funds’ annual report, which covers the period November 1, 2017 through October 31, 2018. Because the Board had conducted a full review of the Funds’ investment advisory and administration agreement at its April 26, 2018 meeting, and intends to conduct another such review at its May 13, 2019 meeting, it limited its discussions at the December 11, 2018 meeting primarily to the proposed Amendment.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to the Funds effective December 20, 2018 and concluded that the compensation payable by the Funds to CSIM under the Amendment is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Funds and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

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Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Equity Index Funds  |  Semiannual Report

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-23
00230104

Semiannual Report  |  April 30, 2019
Schwab Active Equity Funds

Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2019
Schwab Core Equity Fund (Ticker Symbol: SWANX)	8.84%
S&P 500® Index	9.76%
Fund Category: Morningstar Large Blend[1]	9.02%
Performance Details	pages 8-9

Schwab Dividend Equity Fund (Ticker Symbol: SWDSX)	7.17%
Russell 1000® Value Index	7.90%
Fund Category: Morningstar Large Value[1]	6.85%
Performance Details	pages 10-11

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	9.82%
Russell 1000® Growth Index	12.09%
Fund Category: Morningstar Large Growth[1]	12.15%
Performance Details	pages 12-13

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	4.28%
Russell 2000® Index	6.06%
Fund Category: Morningstar Small Blend[1]	5.23%
Performance Details	pages 14-15
Total Return for the 6 Months Ended April 30, 2019
Schwab Hedged Equity Fund (Ticker Symbol: SWHEX)	0.16%
S&P 500® Index	9.76%
Fund Category: Morningstar Long-Short Equity[1]	3.44%
Performance Details	pages 16-17

Schwab Health Care Fund[2] (Ticker Symbol: SWHFX)	1.20%
Dow Jones Global Health Care Index	2.57%
Fund Category: Morningstar Health[1]	1.74%
Performance Details	pages 18-19

Schwab International Core Equity Fund[2] (Ticker Symbol: SICNX)	6.22%
MSCI EAFE® Index (Net)[3]	7.45%
Fund Category: Morningstar Foreign Large Blend[1]	7.76%
Performance Details	pages 20-21

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors are often warned that they should not overreact to sudden changes in the market, and recent swings in stock performance have certainly shown why. After declining 9.0% in the final month of 2018, the S&P 500® Index rebounded in January, ending up with a 9.8% return for the full six-month period ended April 30, 2019. Similarly, the MSCI EAFE® Index (Net)*, which broadly represents the performance of international stocks, returned 7.5% for the period after falling 4.9% in December. Those who stayed invested were rewarded for their patience, but many investors appear to be skeptical of recent gains. In fact, data shows that investors pulled money out of stock mutual funds late last year and continued to do so into the first months of 2019 despite the market’s recovery.
As investors, we will always be faced with market headwinds or tailwinds. At Charles Schwab Investment Management, we believe the challenge is to not let these ups and downs unduly influence investment decisions. As the adage goes, time in the market is more important than timing the market. That’s why having a long-term investing plan and a portfolio based on your individual goals and risk tolerance is important. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing—all of which are designed to help make it easier for investors to stay invested and focused on their long-term goals.
The Schwab Active Equity Funds are an important part of that approach. The funds’ investment team uses an integrated investment process that combines quantitative and qualitative research and analysis through a bottom-up approach to stock selection. When selecting stocks of companies for the funds’ investments, the investment team looks for stocks that have strong fundamentals, attractive valuation, and recognized momentum in earnings and price performance. Stocks are not sold reflexively, since the funds’ focus is generating consistent, risk-adjusted excess returns over the long-term. But the investment team is constantly evaluating each holding and may make a change if they feel a stock’s price, risk profile, and other characteristics are unattractive relative to other potential investment opportunities.
Relying on a disciplined process, along with an integrated approach to stock selection, enables the Schwab Active Equity Funds to incorporate near-term market developments without letting them dominate portfolio decisions. As with all of the investment products we offer, the funds are designed to seek steady, reliable results. And, recently, we made it easier for any investor to gain access to the funds regardless of how much they invest with us. Effective

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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
From the President (continued)

“ Effective January 16, 2019, the minimum initial investment was eliminated, reflecting our commitment to eliminating entry barriers and reducing unnecessary complexity for investors.”
January 16, 2019, the minimum initial investment was eliminated, reflecting our commitment to eliminating entry barriers and reducing unnecessary complexity for investors. That’s been a cornerstone of our philosophy—and it will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of giving investors what they want and need, without unnecessary complexity. It’s been my privilege to be part of the great team Marie built, and I look forward to furthering our organization’s important mission.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Active Equity Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2019, both U.S. and international equities generated positive returns. The first two months of the reporting period were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, trade negotiations with China, falling oil prices, the waning strength of the U.S. economy, and the pace of interest rate hikes despite low inflation. By late December, major market indices had fallen to near–bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks staged a strong recovery in the first four months of 2019 as investors were buoyed by renewed signs of economic strength both domestically and internationally, recovering oil prices, and a more dovish Fed. The U.S. dollar, as measured against a basket of international currencies, ended the period just below its highest level since May 2017. Small-cap stocks lagged large-caps, and growth stocks outperformed value stocks. By the end of the reporting period, several key market indices had reached new highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.76%. The Russell 2000® Index, a U.S. small-cap company measure, returned 6.06%. Markets outside the U.S. also rebounded in the first four months of 2019 to varying degrees with the MSCI EAFE® Index (Net)*, a broad measure of international developed equity market performance, returning 7.45% for the reporting period.
In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained momentum at the start of 2019, demonstrating surprisingly resilient growth despite lingering uncertainties on various fronts. Global oil prices fell precipitously in the last two months of 2018 amid concerns of economic slowing, a global oil glut, and increased geopolitical risk related to North Korea and Iran, but rebounded steadily throughout the first four months of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment (continued)

In the U.S., gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from the previous two quarters, but jumped to 3.1% for the first quarter of 2019. The labor market remained strong, with the unemployment rate hitting a 50-year low in April. Despite a tight labor market, growing economy, and recovering oil prices, inflation and wage pressure remained in check. The 35-day partial U.S. government shutdown that began in late December and extended through late January had surprisingly little effect on the market, with the exception of consumer confidence, which fell in January but subsequently rebounded as the market rallied. U.S. manufacturing slowed, however, as manufacturers grappled with a cooling global economy and uncertainty surrounding trade and tariffs. From a sector perspective, cyclical and growth-oriented sectors, such as the Consumer Discretionary, Industrials, and Information Technology sectors, generally outperformed value-oriented sectors, including the Materials and Energy sectors.
Outside the U.S., conditions were softer but most economies showed renewed strength in early 2019. The eurozone and China showed particular resiliency, with both reporting positive GDP growth in the first quarter of 2019, exceeding expectations. For the first quarter of 2019, the eurozone economy expanded by 0.4%, up from 0.2% the previous quarter. Amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures, the United Kingdom’s economy continued to show resiliency in the first few months of 2019, growing modestly in the fourth quarter of 2018 although at a slower pace than in the third quarter. Japan’s economy expanded in the fourth quarter of 2018 after having contracted the previous quarter. However, Japanese equities underperformed equities in many other international markets, contributing to the U.S. market outperforming international markets. Several other Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the reporting period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the reporting period, negotiations continued between the two countries in an effort to resolve the underlying issues.
Globally, monetary policy mostly remained accommodative during the reporting period, with several central banks scaling back plans to raise interest rates. In the U.S., after raising short-term interest rates in December by 0.25%—the fourth such increase in 2018—the Fed held rates steady at its first three meetings in 2019, citing a still-healthy economy and continued low inflation, and reasserted its willingness to take a wait-and-see approach toward future rate hikes. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September 2019, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December 2018. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its March meeting and reaffirmed its pledge to gradual and limited rate hikes given ongoing concerns over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. In December, the People’s Bank of China maintained its prudent (but no longer neutral) policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds. Beginning in January 2019, China started a fiscal stimulus program intended to continue spurring growth within the Chinese economy. This has helped not only the Chinese economy, but the economies of other emerging market countries that are linked to the Chinese economy.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Management

Jonas Svallin, CFA, Vice President and Head of Active Equities, has overall responsibility for all aspects of the management of the funds and leads the Active Equity portfolio management and research team. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 to 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors LLC (now known as Algert Global). Prior to joining Algert, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Iain Clayton, CFA, FRM, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst/assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Holly Emerson, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and the Schwab Dividend Equity Fund. Previously, she served as an Associate Portfolio Manager supporting the Schwab Active Equity Funds. Prior to joining CSIM in 2014, Ms. Emerson spent nearly 10 years at Algert Global (formerly Algert Coldiron Investors), a quantitative market neutral hedge fund manager, where she held a number of positions, including Assistant Portfolio Manager and Macroeconomic Research Analyst. In her various roles, she supported both U.S. and International funds and acted as the lead portfolio manager for the Canadian fund.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	8.84%	8.70%	10.01%	13.53%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Fund Category: Morningstar Large Blend[3]	9.02%	10.88%	9.71%	13.89%
Fund Expense Ratio[4]: 0.73%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On May 21, 2009 and September 7, 2012, the Laudus U.S. MarketMasters Fund and the Schwab Premier Equity Fund, respectively, merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	129
Weighted Average Market Cap (millions)	$241,753
Price/Earnings Ratio (P/E)	17.2
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	53% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	7.17%	5.25%	6.56%	12.17%
Russell 1000® Value Index	7.90%	9.06%	8.27%	13.76%
Dividend Equity Spliced Index	7.90%	9.06%	9.03%	13.97%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Fund Category: Morningstar Large Value[3]	6.85%	7.41%	7.75%	12.88%
Fund Expense Ratio[4]: 0.88%

Yields1
30-Day SEC Yield	1.57%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	131
Weighted Average Market Cap (millions)	$109,733
Price/Earnings Ratio (P/E)	15.1
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	36% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	9.82%	10.80%	11.79%	14.56%
Russell 1000® Growth Index	12.09%	17.43%	14.50%	16.96%
Fund Category: Morningstar Large Growth[3]	12.15%	14.77%	12.46%	15.23%
Fund Expense Ratios[4]: Net 0.99%; Gross 1.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
12
Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	117
Weighted Average Market Cap (millions)	$336,764
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	5.5
Portfolio Turnover Rate	33% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	4.28%	2.80%	7.73%	14.86%
Russell 2000® Index	6.06%	4.61%	8.63%	14.10%
Fund Category: Morningstar Small Blend[3]	5.23%	3.23%	7.00%	13.39%
Fund Expense Ratio[4]: 1.09%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	289
Weighted Average Market Cap (millions)	$2,053
Price/Earnings Ratio (P/E)	15.9
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	56% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
15
Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Hedged Equity Fund (9/3/02)	0.16%	-1.07%	5.34%	7.84%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Fund Category: Morningstar Long-Short Equity[3]	3.44%	1.62%	3.28%	6.63%
Fund Expense Ratio[4]: 1.67%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
16
Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings
Long Holdings	178
Short Holdings	84
Weighted Average Market Cap (millions)
Long Holdings	$169,326
Short Holdings	$9,026
Price/Earnings Ratio (P/E)
Long Holdings	15.7
Short Holdings	20.4
Price/Book Ratio (P/B)
Long Holdings	2.7
Short Holdings	2.4
Portfolio Turnover Rate including short sales	86% [1]
Portfolio Turnover Rate excluding short sales	49% [1]
Top Equity Long Holdings % of Net Assets2

Top Equity Short Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
17
Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	1.20%	8.37%	9.26%	15.87%
Dow Jones Global Health Care Index	2.57%	8.26%	8.41%	14.42%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Fund Category: Morningstar Health[2]	1.74%	6.84%	9.87%	16.45%
Fund Expense Ratio[3]: 0.80%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Since the Schwab Health Care Fund focuses its investments on companies involved in a specific sector, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
18
Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	112
Weighted Average Market Cap (millions)	$124,457
Price/Earnings Ratio (P/E)	22.1
Price/Book Ratio (P/B)	4.2
Portfolio Turnover Rate	22% [2]
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Industry Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
19
Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (5/30/08)	6.22%	-7.83%	2.19%	8.95%
MSCI EAFE® Index (Net)[3]	7.45%	-3.22%	2.60%	7.95%
Fund Category: Morningstar Foreign Large Blend[4]	7.76%	-3.71%	2.52%	7.56%
Fund Expense Ratios[5]: Net 0.86%; Gross 0.89%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
20
Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	215
Weighted Average Market Cap (millions)	$63,386
Price/Earnings Ratio (P/E)	13.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	43% [1]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
21
Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2018 and held through April 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19	Expenses Paid During Period 11/1/18-4/30/19[2]
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$1,088.40	$3.78
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.18	$3.66
Schwab Dividend Equity Fund
Actual Return	0.88%	$1,000.00	$1,071.70	$4.52
Hypothetical 5% Return	0.88%	$1,000.00	$1,020.44	$4.41
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$1,098.20	$5.15
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.89	$4.96
Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$1,042.80	$5.52
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.39	$5.46
Schwab Hedged Equity Fund[3]
Actual Return	1.86%	$1,000.00	$1,001.60	$9.23
Hypothetical 5% Return	1.86%	$1,000.00	$1,015.58	$9.30
Schwab Health Care Fund
Actual Return	0.80%	$1,000.00	$1,012.00	$3.99
Hypothetical 5% Return	0.80%	$1,000.00	$1,020.83	$4.01
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$1,062.20	$4.40
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.54	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	Schwab Hedged Equity Fund’s expense ratio includes dividend expenses paid on securities sold short.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$22.40	$24.36	$19.65	$23.10	$25.48	$23.46
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.26 [1]	0.34 [1]	0.38 [1]	0.30 [1]	0.30
Net realized and unrealized gains (losses)	1.45	0.41	4.71	(0.52)	1.05	3.60
Total from investment operations	1.58	0.67	5.05	(0.14)	1.35	3.90
Less distributions:
Distributions from net investment income	(0.27)	(0.34)	(0.34)	(0.36)	(0.33)	(0.22)
Distributions from net realized gains	(2.46)	(2.29)	—	(2.95)	(3.40)	(1.66)
Total distributions	(2.73)	(2.63)	(0.34)	(3.31)	(3.73)	(1.88)
Net asset value at end of period	$21.25	$22.40	$24.36	$19.65	$23.10	$25.48
Total return	8.84% [2]	2.71%	26.00%	(0.50%)	5.61%	17.88%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73% [3]	0.73%	0.73%	0.73%	0.74%	0.72%
Gross operating expenses	0.73% [3]	0.73%	0.74%	0.73%	0.74%	0.72%
Net investment income (loss)	1.26% [3]	1.12%	1.53%	1.93%	1.29%	1.19%
Portfolio turnover rate	53% [2]	101%	86%	80%	81%	63%
Net assets, end of period (x 1,000,000)	$2,231	$2,138	$2,353	$2,075	$2,363	$2,317

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 0.7%
Lear Corp.	112,807	16,131,401

Banks 4.3%
Bank of America Corp.	461,564	14,114,627
CIT Group, Inc.	68,653	3,657,145
Citigroup, Inc.	455,024	32,170,197
JPMorgan Chase & Co.	231,903	26,912,343
MGIC Investment Corp. *	240,001	3,513,615
Regions Financial Corp.	782,206	12,147,659
The PNC Financial Services Group, Inc.	27,873	3,816,650
		96,332,236

Capital Goods 6.3%
Allison Transmission Holdings, Inc.	672,046	31,492,076
Caterpillar, Inc.	78,457	10,938,475
Dover Corp.	127,927	12,541,963
Honeywell International, Inc.	53,157	9,229,650
Illinois Tool Works, Inc.	29,748	4,629,681
Lennox International, Inc.	7,806	2,118,939
Masco Corp.	657,675	25,688,785
Oshkosh Corp.	137,157	11,327,797
Spirit AeroSystems Holdings, Inc., Class A	52,407	4,554,168
The Boeing Co.	71,477	26,996,148
		139,517,682

Commercial & Professional Services 1.0%
Robert Half International, Inc.	366,803	22,774,798

Consumer Durables & Apparel 2.3%
Kering S.A. ADR	37,842	2,222,271
NIKE, Inc., Class B	28,609	2,512,728
PulteGroup, Inc.	654,121	20,578,647
Sony Corp. ADR	425,442	21,429,514
Whirlpool Corp.	34,195	4,746,950
		51,490,110

Consumer Services 1.7%
Darden Restaurants, Inc.	166,042	19,526,539
McDonald's Corp.	27,545	5,442,066
Starbucks Corp.	156,135	12,128,567
		37,097,172

Diversified Financials 6.2%
Affiliated Managers Group, Inc.	125,294	13,897,611
Ally Financial, Inc.	137,043	4,071,548
Ameriprise Financial, Inc.	118,464	17,386,961
Capital One Financial Corp.	355,907	33,038,847
Discover Financial Services	189,831	15,469,328
E*TRADE Financial Corp.	98,415	4,985,704
Evercore, Inc., Class A	137,289	13,376,067
LPL Financial Holdings, Inc.	59,469	4,406,058
Security	Number of Shares	Value ($)
Morgan Stanley	254,312	12,270,554
Morningstar, Inc.	42,207	6,054,594
Synchrony Financial	354,995	12,307,677
		137,264,949

Energy 4.2%
Chevron Corp.	346,821	41,639,329
ConocoPhillips	585,510	36,957,391
Patterson-UTI Energy, Inc.	217,606	2,957,265
Phillips 66	79,192	7,465,430
Valero Energy Corp.	41,566	3,768,374
		92,787,789

Food & Staples Retailing 0.7%
The Kroger Co.	140,698	3,627,195
Walmart, Inc.	108,430	11,150,941
		14,778,136

Food, Beverage & Tobacco 3.6%
Ingredion, Inc.	115,071	10,902,977
Nestle S.A. ADR	81,117	7,830,224
PepsiCo, Inc.	308,105	39,452,845
Tyson Foods, Inc., Class A	309,863	23,242,824
		81,428,870

Health Care Equipment & Services 5.0%
Anthem, Inc.	38,557	10,141,648
Baxter International, Inc.	58,756	4,483,083
HCA Healthcare, Inc.	193,243	24,586,307
Hill-Rom Holdings, Inc.	192,420	19,515,236
Hologic, Inc. *	172,485	7,999,854
McKesson Corp.	26,351	3,142,357
Molina Healthcare, Inc. *	75,459	9,781,750
Omnicell, Inc. *	37,030	2,975,731
UnitedHealth Group, Inc.	42,333	9,866,552
Varian Medical Systems, Inc. *	136,177	18,543,222
		111,035,740

Household & Personal Products 1.9%
Kimberly-Clark Corp.	327,895	42,095,160

Insurance 2.4%
Aflac, Inc.	256,730	12,934,058
MetLife, Inc.	94,271	4,348,721
The Allstate Corp.	251,335	24,897,245
The Travelers Cos., Inc.	72,805	10,465,719
		52,645,743

Materials 3.7%
BHP Group plc ADR	346,819	16,345,579
Celanese Corp.	333,168	35,945,496
Domtar Corp.	72,237	3,532,389
Ingevity Corp. *	38,769	4,458,823

24
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	340,681	10,792,774
The Sherwin-Williams Co.	27,194	12,368,647
		83,443,708

Media & Entertainment 8.7%
Alphabet, Inc., Class A *	54,115	64,881,720
Alphabet, Inc., Class C *	10,791	12,824,888
Discovery, Inc., Class A *	111,175	3,435,308
Facebook, Inc., Class A *	120,613	23,326,554
IAC/InterActiveCorp *	53,858	12,109,433
Live Nation Entertainment, Inc. *	156,216	10,207,153
Tencent Holdings Ltd. ADR	134,940	6,644,446
The Walt Disney Co.	366,885	50,252,238
Viacom, Inc., Class B	378,909	10,954,259
		194,635,999

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Alexion Pharmaceuticals, Inc. *	189,312	25,771,042
Amgen, Inc.	146,320	26,238,102
Biogen, Inc. *	35,644	8,171,031
Charles River Laboratories International, Inc. *	61,769	8,676,691
Gilead Sciences, Inc.	164,720	10,713,389
Jazz Pharmaceuticals plc *	88,893	11,535,645
Johnson & Johnson	232,518	32,831,542
Merck & Co., Inc.	127,303	10,020,019
Novartis AG ADR	187,775	15,440,738
Novo Nordisk A/S ADR	128,184	6,282,298
Regeneron Pharmaceuticals, Inc. *	28,385	9,740,029
Waters Corp. *	17,358	3,706,627
		169,127,153

Real Estate 3.2%
American Tower Corp.	167,143	32,643,028
CBRE Group, Inc., Class A *	63,037	3,282,336
Outfront Media, Inc.	564,571	13,453,727
PS Business Parks, Inc.	22,068	3,390,086
Simon Property Group, Inc.	109,481	19,016,850
		71,786,027

Retailing 7.1%
Amazon.com, Inc. *	46,650	89,872,158
AutoZone, Inc. *	27,495	28,273,383
Best Buy Co., Inc.	121,658	9,052,572
Lowe's Cos., Inc.	108,555	12,281,913
The Home Depot, Inc.	17,980	3,662,526
The TJX Cos., Inc.	288,137	15,812,959
		158,955,511

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	731,523	37,336,934
Lam Research Corp.	30,468	6,319,977
Micron Technology, Inc. *	334,713	14,078,029
		57,734,940

Software & Services 14.7%
Accenture plc, Class A	122,820	22,435,529
Adobe, Inc. *	35,270	10,201,848
Security	Number of Shares	Value ($)
Akamai Technologies, Inc. *	195,756	15,672,225
Automatic Data Processing, Inc.	111,953	18,403,954
Cadence Design Systems, Inc. *	205,999	14,292,211
Fortinet, Inc. *	93,603	8,744,392
Intuit, Inc.	89,546	22,481,419
Mastercard, Inc., Class A	55,148	14,020,828
MAXIMUS, Inc.	30,093	2,216,349
Microsoft Corp.	909,805	118,820,533
Oracle Corp.	206,838	11,444,347
PayPal Holdings, Inc. *	43,812	4,940,679
VeriSign, Inc. *	206,121	40,698,591
Visa, Inc., Class A	149,959	24,657,758
		329,030,663

Technology Hardware & Equipment 5.3%
Apple, Inc.	456,571	91,620,102
Cisco Systems, Inc.	477,728	26,728,882
		118,348,984

Telecommunication Services 0.6%
Verizon Communications, Inc.	244,358	13,974,834

Transportation 0.8%
United Continental Holdings, Inc. *	205,066	18,222,165

Utilities 4.3%
CenterPoint Energy, Inc.	211,740	6,563,940
Exelon Corp.	864,717	44,057,331
NRG Energy, Inc.	549,812	22,635,760
Portland General Electric Co.	315,276	16,492,088
UGI Corp.	117,159	6,386,337
		96,135,456
Total Common Stock
(Cost $1,714,059,134)		2,206,775,226

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (a)	13,427,861	13,427,861
Total Other Investment Company
(Cost $13,427,861)		13,427,861

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	40	5,897,000	105,923
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

25
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,206,775,226	$—	$—	$2,206,775,226
Other Investment Company[1]	13,427,861	—	—	13,427,861
Futures Contracts[2]	105,923	—	—	105,923
Total	$2,220,309,010	$—	$—	$2,220,309,010
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
26
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,727,486,995)		$2,220,203,087
Deposit with broker for futures contracts		3,300,000
Receivables:
Investments sold		53,075,186
Dividends		1,090,173
Fund shares sold		283,536
Variation margin on futures contracts		11,200
Prepaid expenses	+	24,205
Total assets		2,277,987,387
Liabilities
Payables:
Investments bought		44,652,466
Investment adviser and administrator fees		854,123
Shareholder service fees		443,414
Fund shares redeemed		518,206
Accrued expenses	+	199,116
Total liabilities		46,667,325
Net Assets
Total assets		2,277,987,387
Total liabilities	–	46,667,325
Net assets		$2,231,320,062
Net Assets by Source
Capital received from investors		1,761,381,444
Total distributable earnings		469,938,618

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,231,320,062		105,002,107		$21.25

27
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends		$20,749,454
Securities on loan, net	+	44,251
Total investment income		20,793,705
Expenses
Investment adviser and administrator fees		4,920,132
Shareholder service fees		2,552,740
Shareholder reports		31,300
Portfolio accounting fees		30,797
Custodian fees		26,817
Transfer agent fees		21,846
Registration fees		19,641
Professional fees		19,020
Independent trustees’ fees		8,843
Other expenses	+	13,984
Total expenses		7,645,120
Expense reduction by CSIM and its affiliates	–	21,846
Net expenses	–	7,623,274
Net investment income		13,170,431
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(28,375,902)
Net realized gains on futures contracts	+	1,101,584
Net realized losses		(27,274,318)
Net change in unrealized appreciation (depreciation) on investments		199,780,765
Net change in unrealized appreciation (depreciation) on futures contracts	+	105,923
Net change in unrealized appreciation (depreciation)	+	199,886,688
Net realized and unrealized gains		172,612,370
Increase in net assets resulting from operations		$185,782,801
28
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$13,170,431	$26,089,047
Net realized gains (losses)		(27,274,318)	232,323,847
Net change in unrealized appreciation (depreciation)	+	199,886,688	(184,772,120)
Increase in net assets from operations		185,782,801	73,640,774
Distributions to Shareholders
Total distributions		($258,813,892)	($252,002,689)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,273,946	$193,752,996	5,037,106	$115,966,940
Shares reinvested		10,439,291	193,753,240	8,268,646	186,127,214
Shares redeemed	+	(11,187,218)	(221,646,955)	(14,419,212)	(338,357,426)
Net transactions in fund shares		9,526,019	$165,859,281	(1,113,460)	($36,263,272)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		95,476,088	$2,138,491,872	96,589,548	$2,353,117,059
Total increase or decrease	+	9,526,019	92,828,190	(1,113,460)	(214,625,187)
End of period		105,002,107	$2,231,320,062	95,476,088	$2,138,491,872
29
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Schwab Dividend Equity Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$15.43	$17.21	$14.39	$16.43	$19.17	$18.22
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.22 [1]	0.29 [1]	0.31 [1]	0.29 [1]	0.27
Net realized and unrealized gains (losses)	0.81	(0.27)	2.75	(0.29)	(0.21)	2.16
Total from investment operations	0.94	(0.05)	3.04	0.02	0.08	2.43
Less distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.22)	(0.32)	(0.27)	(0.29)
Distributions from net realized gains	(1.28)	(1.43)	—	(1.74)	(2.55)	(1.19)
Total distributions	(1.41)	(1.73)	(0.22)	(2.06)	(2.82)	(1.48)
Net asset value at end of period	$14.96	$15.43	$17.21	$14.39	$16.43	$19.17
Total return	7.17% [2]	(0.63%)	21.19%	0.26%	0.12%	14.26%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.88% [3]	0.88%	0.88%	0.88%	0.88%	0.89%
Gross operating expenses	0.89% [3]	0.88%	0.88%	0.89%	0.88%	0.89%
Net investment income (loss)	1.82% [3]	1.36%	1.78%	2.18%	1.71%	1.47%
Portfolio turnover rate	36% [2]	79%	70%	74%	73%	72%
Net assets, end of period (x 1,000,000)	$904	$1,249	$1,469	$1,560	$1,872	$2,053

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
30
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Dana, Inc.	137,401	2,679,320
Lear Corp.	39,717	5,679,531
		8,358,851

Banks 10.2%
Bank of America Corp.	76,267	2,332,245
CIT Group, Inc.	209,643	11,167,682
Citigroup, Inc.	356,710	25,219,397
JPMorgan Chase & Co.	206,173	23,926,377
MGIC Investment Corp. *	365,195	5,346,455
Regions Financial Corp.	911,618	14,157,427
The PNC Financial Services Group, Inc.	76,717	10,504,859
		92,654,442

Capital Goods 6.4%
Allison Transmission Holdings, Inc.	321,049	15,044,356
Dover Corp.	44,482	4,361,015
Huntington Ingalls Industries, Inc.	4,688	1,043,455
Illinois Tool Works, Inc.	15,150	2,357,794
Masco Corp.	397,709	15,534,514
Spirit AeroSystems Holdings, Inc., Class A	83,510	7,257,019
The Boeing Co.	31,782	12,003,744
		57,601,897

Commercial & Professional Services 1.6%
ManpowerGroup, Inc.	21,564	2,071,006
Robert Half International, Inc.	202,676	12,584,153
		14,655,159

Consumer Durables & Apparel 0.3%
Sony Corp. ADR	47,030	2,368,901

Consumer Services 2.4%
Darden Restaurants, Inc.	29,117	3,424,159
H&R Block, Inc.	35,422	963,833
McDonald's Corp.	25,821	5,101,455
SeaWorld Entertainment, Inc. *	38,198	1,016,831
Starbucks Corp.	81,814	6,355,311
The Cheesecake Factory, Inc.	38,621	1,916,374
Wyndham Destinations, Inc.	61,327	2,671,404
		21,449,367

Diversified Financials 9.3%
Affiliated Managers Group, Inc.	115,208	12,778,871
Ameriprise Financial, Inc.	47,425	6,960,567
Berkshire Hathaway, Inc., Class B *	38,700	8,386,677
Capital One Financial Corp.	194,154	18,023,316
Discover Financial Services	37,254	3,035,828
Evercore, Inc., Class A	49,942	4,865,849
Lazard Ltd., Class A	151,268	5,881,300
Legg Mason, Inc.	17,900	598,755
Security	Number of Shares	Value ($)
Morgan Stanley	226,119	10,910,242
Navient Corp.	274,260	3,705,253
Synchrony Financial	253,852	8,801,049
		83,947,707

Energy 8.8%
Chevron Corp.	259,600	31,167,576
ConocoPhillips	314,773	19,868,472
CVR Energy, Inc.	57,086	2,603,693
Exxon Mobil Corp.	268,269	21,536,635
PBF Energy, Inc., Class A	54,722	1,837,565
Valero Energy Corp.	32,396	2,937,021
		79,950,962

Food & Staples Retailing 0.2%
Walmart, Inc.	14,480	1,489,123

Food, Beverage & Tobacco 4.7%
Flowers Foods, Inc.	136,896	2,976,119
Ingredion, Inc.	88,731	8,407,262
Nestle S.A. ADR	32,953	3,180,953
PepsiCo, Inc.	110,225	14,114,311
Philip Morris International, Inc.	25,028	2,166,424
Tyson Foods, Inc., Class A	152,163	11,413,747
		42,258,816

Health Care Equipment & Services 4.9%
Anthem, Inc.	5,624	1,479,281
Cardinal Health, Inc.	99,501	4,846,694
HCA Healthcare, Inc.	80,212	10,205,373
Hill-Rom Holdings, Inc.	29,489	2,990,774
Hologic, Inc. *	158,887	7,369,179
Integer Holdings Corp. *	17,600	1,215,984
McKesson Corp.	34,451	4,108,282
Medtronic plc	70,745	6,282,863
Varian Medical Systems, Inc. *	42,799	5,827,940
		44,326,370

Household & Personal Products 2.9%
Kimberly-Clark Corp.	133,877	17,187,129
The Procter & Gamble Co.	85,905	9,147,165
		26,334,294

Insurance 4.7%
Aflac, Inc.	181,140	9,125,833
Allianz SE ADR	79,896	1,927,092
First American Financial Corp.	42,059	2,399,887
MetLife, Inc.	61,834	2,852,402
The Allstate Corp.	151,297	14,987,481
The Travelers Cos., Inc.	75,734	10,886,762
		42,179,457

31
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Materials 3.8%
BHP Group plc ADR	99,711	4,699,379
Celanese Corp.	141,965	15,316,604
Domtar Corp.	105,006	5,134,793
Huntsman Corp.	82,603	1,837,091
International Paper Co.	19,533	914,340
LyondellBasell Industries N.V., Class A	31,507	2,779,863
Steel Dynamics, Inc.	120,994	3,833,090
		34,515,160

Media & Entertainment 2.9%
Comcast Corp., Class A	129,117	5,620,463
Discovery, Inc., Class A *	30,154	931,759
IAC/InterActiveCorp *	15,704	3,530,887
The Walt Disney Co.	60,364	8,268,057
TripAdvisor, Inc. *	26,533	1,412,351
Viacom, Inc., Class B	231,015	6,678,644
		26,442,161

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Alexion Pharmaceuticals, Inc. *	24,547	3,341,583
Amgen, Inc.	61,952	11,109,233
Biogen, Inc. *	3,997	916,272
Gilead Sciences, Inc.	91,816	5,971,713
Johnson & Johnson	169,538	23,938,766
Merck & Co., Inc.	98,778	7,774,816
Novartis AG ADR	17,786	1,462,543
Novo Nordisk A/S ADR	110,359	5,408,695
Pfizer, Inc.	227,654	9,245,029
Regeneron Pharmaceuticals, Inc. *	9,204	3,158,260
Roche Holding AG ADR	296,558	9,804,207
		82,131,117

Real Estate 5.0%
American Tower Corp.	29,581	5,777,169
Apartment Investment & Management Co., Class A	5,740	283,326
Douglas Emmett, Inc.	94,699	3,900,652
Equity LifeStyle Properties, Inc.	19,987	2,332,483
Lamar Advertising Co., Class A	49,801	4,117,049
Omega Healthcare Investors, Inc.	24,556	869,037
Outfront Media, Inc.	214,215	5,104,743
PS Business Parks, Inc.	42,135	6,472,779
Retail Properties of America, Inc., Class A	518,578	6,373,324
Simon Property Group, Inc.	5,174	898,724
Spirit Realty Capital, Inc.	228,147	9,230,827
		45,360,113

Retailing 1.1%
AutoZone, Inc. *	2,101	2,160,479
Best Buy Co., Inc.	62,495	4,650,253
Kohl's Corp.	9,660	686,826
Macy's, Inc.	40,951	963,987
The TJX Cos., Inc.	26,096	1,432,148
		9,893,693

Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	11,549	3,677,201
Intel Corp.	352,995	18,016,865
Lam Research Corp.	7,374	1,529,589
		23,223,655

Security	Number of Shares	Value ($)
Software & Services 4.6%
Cadence Design Systems, Inc. *	25,985	1,802,839
Citrix Systems, Inc.	118,122	11,925,597
International Business Machines Corp.	69,673	9,773,032
Intuit, Inc.	3,695	927,667
Microsoft Corp.	25,988	3,394,033
VeriSign, Inc. *	70,465	13,913,314
		41,736,482

Technology Hardware & Equipment 2.9%
Apple, Inc.	20,743	4,162,498
Cisco Systems, Inc.	258,919	14,486,518
HP, Inc.	390,361	7,787,702
		26,436,718

Telecommunication Services 2.7%
AT&T, Inc.	169,080	5,234,717
CenturyLink, Inc.	149,383	1,705,954
Cogent Communications Holdings, Inc.	53,828	2,972,920
Verizon Communications, Inc.	247,192	14,136,911
		24,050,502

Transportation 0.1%
United Continental Holdings, Inc. *	14,133	1,255,858

Utilities 7.7%
CenterPoint Energy, Inc.	479,947	14,878,357
Edison International	32,971	2,102,561
Exelon Corp.	394,296	20,089,381
NRG Energy, Inc.	271,736	11,187,371
Portland General Electric Co.	321,551	16,820,333
UGI Corp.	82,260	4,483,992
		69,561,995
Total Common Stock
(Cost $761,977,485)		902,182,800
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
BNP Paribas
1.80%, 05/01/19 (a)	2,299,061	2,299,061
Total Short-Term Investment
(Cost $2,299,061)		2,299,061
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt

32
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$902,182,800	$—	$—	$902,182,800
Short-Term Investment[1]	—	2,299,061	—	2,299,061
Total	$902,182,800	$2,299,061	$—	$904,481,861
[1]	As categorized in Portfolio Holdings.
33
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $764,276,546)		$904,481,861
Receivables:
Investments sold		19,935,432
Dividends		652,033
Fund shares sold		235,469
Foreign tax reclaims		1,378
Interest		114
Prepaid expenses	+	14,704
Total assets		925,320,991
Liabilities
Payables:
Investments bought		19,159,191
Investment adviser and administrator fees		459,997
Shareholder service fees		180,994
Fund shares redeemed		1,035,154
Accrued expenses	+	121,776
Total liabilities		20,957,112
Net Assets
Total assets		925,320,991
Total liabilities	–	20,957,112
Net assets		$904,363,879
Net Assets by Source
Capital received from investors		742,763,808
Total distributable earnings		161,600,071

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$904,363,879		60,448,333		$14.96

34
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends		$13,772,481
Interest	+	39,630
Total investment income		13,812,111
Expenses
Investment adviser and administrator fees		3,161,192
Shareholder service fees		1,232,217
Portfolio accounting fees		26,228
Shareholder reports		24,696
Professional fees		18,991
Custodian fees		17,979
Transfer agent fees		14,914
Registration fees		14,855
Independent trustees’ fees		6,675
Other expenses	+	8,865
Total expenses		4,526,612
Expense reduction by CSIM and its affiliates	–	14,914
Net expenses	–	4,511,698
Net investment income		9,300,413
Realized and Unrealized Gains (Losses)
Net realized gains on investments		18,462,062
Net realized gains on futures contracts	+	1,770,698
Net realized gains		20,232,760
Net change in unrealized appreciation (depreciation) on investments	+	24,868,068
Net realized and unrealized gains		45,100,828
Increase in net assets resulting from operations		$54,401,241
35
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$9,300,413	$19,019,115
Net realized gains		20,232,760	100,779,824
Net change in unrealized appreciation (depreciation)	+	24,868,068	(119,244,775)
Increase in net assets from operations		54,401,241	554,164
Distributions to Shareholders
Total distributions		($110,064,113)	($146,370,393)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,157,038	$42,374,493	4,465,871	$72,752,175
Shares reinvested		5,335,606	71,413,385	5,882,999	95,048,975
Shares redeemed	+	(28,988,794)	(402,884,937)	(14,759,098)	(242,239,003)
Net transactions in fund shares		(20,496,150)	($289,097,059)	(4,410,228)	($74,437,853)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		80,944,483	$1,249,123,810	85,354,711	$1,469,377,892
Total decrease	+	(20,496,150)	(344,759,931)	(4,410,228)	(220,254,082)
End of period		60,448,333	$904,363,879	80,944,483	$1,249,123,810
36
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$18.04	$18.65	$15.20	$17.68	$18.38	$15.66
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.06 [1]	0.08 [1]	0.20 [1]	0.13 [1]	0.11
Net realized and unrealized gains (losses)	1.42	0.75	4.04	(0.12)	1.08	2.70
Total from investment operations	1.47	0.81	4.12	0.08	1.21	2.81
Less distributions:
Distributions from net investment income	(0.07)	(0.07)	(0.17)	(0.20)	(0.09)	(0.09)
Distributions from net realized gains	(1.75)	(1.35)	(0.50)	(2.36)	(1.82)	—
Total distributions	(1.82)	(1.42)	(0.67)	(2.56)	(1.91)	(0.09)
Net asset value at end of period	$17.69	$18.04	$18.65	$15.20	$17.68	$18.38
Total return	9.82% [2]	4.46%	28.10%	0.54%	7.00%	18.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99% [3]	0.99%	0.99%	1.00% [4]	0.99%	0.99%
Gross operating expenses	1.04% [3]	1.02%	1.04%	1.04%	1.03%	1.04%
Net investment income (loss)	0.59% [3]	0.30%	0.48%	1.32%	0.75%	0.60%
Portfolio turnover rate	33% [2]	88%	81%	84%	90%	82%
Net assets, end of period (x 1,000,000)	$187	$243	$257	$219	$251	$256

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.
37
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.3%
Lear Corp.	3,989	570,427

Banks 1.3%
Essent Group Ltd. *	10,896	517,015
MGIC Investment Corp. *	94,807	1,387,974
Regions Financial Corp.	33,837	525,489
		2,430,478

Capital Goods 6.8%
Allison Transmission Holdings, Inc.	68,015	3,187,183
Caterpillar, Inc.	2,425	338,093
Dover Corp.	6,228	610,593
Honeywell International, Inc.	2,621	455,084
Lennox International, Inc.	988	268,193
Masco Corp.	35,514	1,387,177
Oshkosh Corp.	8,184	675,917
Raytheon Co.	2,466	437,937
The Boeing Co.	14,116	5,331,472
		12,691,649

Commercial & Professional Services 1.4%
Deluxe Corp.	17,156	767,216
Insperity, Inc.	2,833	338,714
Korn Ferry	8,017	376,959
Robert Half International, Inc.	17,219	1,069,128
		2,552,017

Consumer Durables & Apparel 1.7%
NIKE, Inc., Class B	16,398	1,440,236
Sony Corp. ADR	34,648	1,745,220
		3,185,456

Consumer Services 1.3%
Darden Restaurants, Inc.	8,670	1,019,592
Starbucks Corp.	18,128	1,408,183
		2,427,775

Diversified Financials 3.8%
Affiliated Managers Group, Inc.	6,552	726,748
Ameriprise Financial, Inc.	4,296	630,524
Capital One Financial Corp.	12,183	1,130,948
E*TRADE Financial Corp.	20,759	1,051,651
Evercore, Inc., Class A	12,892	1,256,068
SEI Investments Co.	5,301	288,639
Synchrony Financial	22,384	776,053
T. Rowe Price Group, Inc.	11,395	1,224,962
		7,085,593

Security	Number of Shares	Value ($)
Energy 1.2%
ConocoPhillips	30,131	1,901,869
Phillips 66	4,398	414,599
		2,316,468

Food, Beverage & Tobacco 3.5%
Flowers Foods, Inc.	63,996	1,391,273
Ingredion, Inc.	6,782	642,594
PepsiCo, Inc.	31,511	4,034,984
Post Holdings, Inc. *	3,518	396,760
		6,465,611

Health Care Equipment & Services 5.0%
Amedisys, Inc. *	9,747	1,245,862
Cardinal Health, Inc.	6,723	327,477
HCA Healthcare, Inc.	9,787	1,245,200
Hill-Rom Holdings, Inc.	17,117	1,736,006
Hologic, Inc. *	23,288	1,080,097
IDEXX Laboratories, Inc. *	2,595	602,040
Integra LifeSciences Holdings Corp. *	3,735	194,930
UnitedHealth Group, Inc.	12,773	2,977,003
		9,408,615

Household & Personal Products 1.6%
Kimberly-Clark Corp.	23,104	2,966,092

Insurance 0.1%
Aon plc	1,496	269,489

Materials 1.8%
BHP Group plc ADR	12,373	583,140
Celanese Corp.	18,181	1,961,548
Steel Dynamics, Inc.	28,525	903,672
		3,448,360

Media & Entertainment 11.7%
Alphabet, Inc., Class A *	8,408	10,080,856
AMC Networks, Inc., Class A *	3,882	226,748
Discovery, Inc., Class A *	12,515	386,713
Facebook, Inc., Class A *	30,905	5,977,027
IAC/InterActiveCorp *	3,344	751,865
Netflix, Inc. *	2,537	940,060
Tencent Holdings Ltd. ADR	11,847	583,346
The Walt Disney Co.	21,414	2,933,076
		21,879,691

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	11,787	935,770
Alexion Pharmaceuticals, Inc. *	13,587	1,849,598
Amgen, Inc.	9,699	1,739,225
Biogen, Inc. *	5,303	1,215,660
Charles River Laboratories International, Inc. *	6,725	944,661

38
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	10,630	691,375
Jazz Pharmaceuticals plc *	3,368	437,065
Novartis AG ADR	14,047	1,155,085
Novo Nordisk A/S ADR	27,644	1,354,832
PRA Health Sciences, Inc. *	4,676	452,730
Regeneron Pharmaceuticals, Inc. *	4,653	1,596,630
Roche Holding AG ADR	30,603	1,011,735
United Therapeutics Corp. *	2,208	226,475
Vertex Pharmaceuticals, Inc. *	4,318	729,656
Waters Corp. *	1,105	235,962
		14,576,459

Real Estate 2.8%
American Tower Corp.	8,224	1,606,147
CBRE Group, Inc., Class A *	13,756	716,275
Douglas Emmett, Inc.	19,201	790,889
Lamar Advertising Co., Class A	15,846	1,309,989
Outfront Media, Inc.	17,195	409,757
PS Business Parks, Inc.	2,394	367,766
		5,200,823

Retailing 11.1%
Amazon.com, Inc. *	7,176	13,824,707
AutoZone, Inc. *	1,198	1,231,915
Best Buy Co., Inc.	9,191	683,902
Lowe's Cos., Inc.	5,776	653,497
Qurate Retail, Inc. *	20,732	353,481
The Home Depot, Inc.	10,437	2,126,017
The TJX Cos., Inc.	30,786	1,689,536
Ulta Salon, Cosmetics & Fragrance, Inc. *	306	106,788
		20,669,843

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	9,986	509,686
Lam Research Corp.	6,589	1,366,756
Micron Technology, Inc. *	31,422	1,321,609
NVIDIA Corp.	4,051	733,231
Texas Instruments, Inc.	16,794	1,978,837
		5,910,119

Software & Services 21.7%
Accenture plc, Class A	10,239	1,870,358
Adobe, Inc. *	14,144	4,091,152
Akamai Technologies, Inc. *	23,901	1,913,514
Automatic Data Processing, Inc.	8,112	1,333,532
Cadence Design Systems, Inc. *	27,928	1,937,645
Citrix Systems, Inc.	10,224	1,032,215
Cognizant Technology Solutions Corp., Class A	5,709	416,529
Fortinet, Inc. *	11,179	1,044,342
Intuit, Inc.	5,507	1,382,587
j2 Global, Inc.	9,829	861,217
Mastercard, Inc., Class A	11,525	2,930,116
Microsoft Corp.	105,218	13,741,471
Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	32,123	540,630
PayPal Holdings, Inc. *	7,688	866,976
VeriSign, Inc. *	13,156	2,597,652
Visa, Inc., Class A	18,825	3,095,395
VMware, Inc., Class A	4,188	854,896
		40,510,227

Technology Hardware & Equipment 8.7%
Apple, Inc.	70,800	14,207,436
F5 Networks, Inc. *	3,599	564,683
Zebra Technologies Corp., Class A *	7,429	1,568,559
		16,340,678

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	6,127	496,287
Landstar System, Inc.	13,775	1,500,924
Union Pacific Corp.	5,181	917,244
United Continental Holdings, Inc. *	7,797	692,842
		3,607,297

Utilities 0.7%
Exelon Corp.	17,373	885,154
NRG Energy, Inc.	10,434	429,568
		1,314,722
Total Common Stock
(Cost $126,129,628)		185,827,889
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
BNP Paribas
1.80%, 05/01/19 (a)	1,287,288	1,287,288
Total Short-Term Investment
(Cost $1,287,288)		1,287,288

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	6	884,550	11,613
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt

39
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$185,827,889	$—	$—	$185,827,889
Short-Term Investment[1]	—	1,287,288	—	1,287,288
Futures Contracts[2]	11,613	—	—	11,613
Total	$185,839,502	$1,287,288	$—	$187,126,790
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
40
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $127,416,916)		$187,115,177
Deposit with broker for futures contracts		37,800
Receivables:
Dividends		68,275
Fund shares sold		55,932
Variation margin on futures contracts		1,680
Interest		64
Prepaid expenses	+	11,471
Total assets		187,290,399
Liabilities
Payables:
Investment adviser and administrator fees		105,252
Shareholder service fees		37,362
Fund shares redeemed		119,026
Accrued expenses	+	70,523
Total liabilities		332,163
Net Assets
Total assets		187,290,399
Total liabilities	–	332,163
Net assets		$186,958,236
Net Assets by Source
Capital received from investors		124,317,452
Total distributable earnings		62,640,784

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$186,958,236		10,566,690		$17.69

41
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends		$1,310,969
Interest		14,074
Securities on loan, net	+	256,462
Total investment income		1,581,505
Expenses
Investment adviser and administrator fees		719,170
Shareholder service fees		240,942
Professional fees		17,819
Registration fees		14,061
Portfolio accounting fees		12,888
Shareholder reports		11,599
Custodian fees		6,811
Transfer agent fees		5,444
Independent trustees’ fees		4,155
Other expenses	+	2,886
Total expenses		1,035,775
Expense reduction by CSIM and its affiliates	–	46,916
Net expenses	–	988,859
Net investment income		592,646
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,641,291
Net realized gains on futures contracts	+	150,998
Net realized gains		2,792,289
Net change in unrealized appreciation (depreciation) on investments		11,451,899
Net change in unrealized appreciation (depreciation) on futures contracts	+	101,739
Net change in unrealized appreciation (depreciation)	+	11,553,638
Net realized and unrealized gains		14,345,927
Increase in net assets resulting from operations		$14,938,573
42
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$592,646	$787,740
Net realized gains		2,792,289	23,386,823
Net change in unrealized appreciation (depreciation)	+	11,553,638	(12,202,184)
Increase in net assets from operations		14,938,573	11,972,379
Distributions to Shareholders
Total distributions		($24,256,179)	($19,458,886)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		737,259	$11,717,377	1,778,882	$33,172,055
Shares reinvested		1,033,263	15,729,023	679,342	12,058,316
Shares redeemed	+	(4,662,476)	(73,940,894)	(2,772,143)	(51,802,580)
Net transactions in fund shares		(2,891,954)	($46,494,494)	(313,919)	($6,572,209)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,458,644	$242,770,336	13,772,563	$256,829,052
Total decrease	+	(2,891,954)	(55,812,100)	(313,919)	(14,058,716)
End of period		10,566,690	$186,958,236	13,458,644	$242,770,336
43
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$20.87	$23.58	$18.81	$21.19	$25.11	$24.87
Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	0.01 [1]	(0.00) [1],[2]	0.07 [1]	0.05 [1]	(0.02)
Net realized and unrealized gains (losses)	0.34	0.32	4.86	0.12	0.63	2.71
Total from investment operations	0.37	0.33	4.86	0.19	0.68	2.69
Less distributions:
Distributions from net investment income	(0.01)	—	(0.09)	(0.04)	(0.02)	(0.07)
Distributions from net realized gains	(3.85)	(3.04)	—	(2.53)	(4.58)	(2.38)
Total distributions	(3.86)	(3.04)	(0.09)	(2.57)	(4.60)	(2.45)
Net asset value at end of period	$17.38	$20.87	$23.58	$18.81	$21.19	$25.11
Total return	4.28% [3]	1.37%	25.87%	1.47%	3.01%	11.67%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.09% [4]	1.09%	1.10%	1.09%	1.09%	1.10%
Gross operating expenses	1.09% [4]	1.09%	1.10%	1.10%	1.09%	1.10%
Net investment income (loss)	0.36% [4]	0.06%	(0.01%)	0.37%	0.22%	(0.10%)
Portfolio turnover rate	56% [3]	111%	99%	85%	95%	103%
Net assets, end of period (x 1,000,000)	$632	$573	$645	$571	$630	$666

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
44
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Automobiles & Components 2.2%
American Axle & Manufacturing Holdings, Inc. *	205,609	3,032,733
Cooper Tire & Rubber Co.	37,105	1,107,955
Dana, Inc.	258,986	5,050,227
Gentherm, Inc. *	51,260	2,171,374
Modine Manufacturing Co. *	54,788	810,314
Superior Industries International, Inc.	71,147	352,178
Tower International, Inc.	53,991	1,260,150
		13,784,931

Banks 10.5%
1st Source Corp.	51,704	2,421,298
BancFirst Corp.	36,288	2,046,643
Bank of Marin Bancorp	10,505	444,887
Banner Corp.	26,122	1,384,988
Cadence BanCorp	145,414	3,308,168
Century Bancorp, Inc., Class A	9,943	911,475
Customers Bancorp, Inc. *	251,231	5,690,382
Essent Group Ltd. *	107,699	5,110,318
Financial Institutions, Inc.	113,439	3,119,572
First BanCorp	688,807	7,783,519
First Defiance Financial Corp.	6,272	185,087
First Financial Corp.	28,362	1,167,664
Great Southern Bancorp, Inc.	12,741	738,341
International Bancshares Corp.	188,613	7,821,781
Mercantile Bank Corp.	11,945	403,741
MGIC Investment Corp. *	568,306	8,320,000
MidWestOne Financial Group, Inc.	4,237	119,399
OFG Bancorp	196,715	3,969,709
Peapack-Gladstone Financial Corp.	18,917	547,269
Radian Group, Inc.	254,431	5,958,774
RBB Bancorp	33,192	642,597
Republic Bancorp, Inc., Class A	29,147	1,377,487
Shore Bancshares, Inc.	22,623	358,122
TCF Financial Corp.	115,491	2,555,816
Timberland Bancorp, Inc.	7,071	220,615
		66,607,652

Capital Goods 11.4%
Advanced Drainage Systems, Inc.	48,153	1,350,692
Albany International Corp., Class A	18,411	1,361,862
Atkore International Group, Inc. *	337,239	8,350,038
AZZ, Inc.	26,901	1,277,528
Builders FirstSource, Inc. *	108,136	1,490,114
Columbus McKinnon Corp.	46,257	1,820,675
Comfort Systems USA, Inc.	135,547	7,333,093
Commercial Vehicle Group, Inc. *	132,847	1,184,995
CSW Industrials, Inc. *	32,482	1,947,296
EMCOR Group, Inc.	36,491	3,070,353
Encore Wire Corp.	19,264	1,142,163
EnerSys	21,602	1,494,642
Federal Signal Corp.	68,944	1,983,519
Foundation Building Materials, Inc. *	50,801	690,386
Generac Holdings, Inc. *	45,826	2,519,972
Security	Number of Shares	Value ($)
General Finance Corp. *	126,368	1,175,222
Great Lakes Dredge & Dock Corp. *	412,355	4,218,392
Hillenbrand, Inc.	121,384	5,221,940
JELD-WEN Holding, Inc. *	32,506	641,993
Kaman Corp.	9,728	602,260
Moog, Inc., Class A	54,620	5,114,617
Mueller Industries, Inc.	12,424	362,408
MYR Group, Inc. *	25,349	916,366
NCI Building Systems, Inc. *	193,013	1,104,034
Park-Ohio Holdings Corp.	17,095	626,190
PGT Innovations, Inc. *	77,956	1,142,835
Regal Beloit Corp.	13,187	1,121,950
Rexnord Corp. *	130,551	3,733,759
Vectrus, Inc. *	41,330	1,675,931
WESCO International, Inc. *	130,479	7,468,618
		72,143,843

Commercial & Professional Services 3.5%
Barrett Business Services, Inc.	44,152	3,216,915
Deluxe Corp.	76,334	3,413,656
Heidrick & Struggles International, Inc.	67,741	2,423,773
Insperity, Inc.	8,543	1,021,401
Kelly Services, Inc., Class A	103,470	2,303,242
Kforce, Inc.	116,601	4,199,968
Kimball International, Inc., Class B	31,406	491,818
Korn Ferry	32,263	1,517,006
Steelcase, Inc., Class A	141,782	2,451,411
TrueBlue, Inc. *	34,592	835,743
		21,874,933

Consumer Durables & Apparel 3.1%
Crocs, Inc. *	73,087	2,035,473
Fossil Group, Inc. *	89,289	1,167,007
Helen of Troy Ltd. *	20,221	2,911,824
Installed Building Products, Inc. *	51,180	2,458,175
KB Home	74,531	1,931,098
Malibu Boats, Inc., Class A *	116,136	4,833,580
Meritage Homes Corp. *	29,326	1,500,025
Movado Group, Inc.	38,407	1,369,210
ZAGG, Inc. *	167,007	1,376,138
		19,582,530

Consumer Services 1.7%
American Public Education, Inc. *	6,222	199,104
BJ's Restaurants, Inc.	74,515	3,719,044
Bloomin' Brands, Inc.	34,437	688,396
Brinker International, Inc.	18,826	805,188
Carrols Restaurant Group, Inc. *	139,389	1,367,406
Dave & Buster's Entertainment, Inc.	20,419	1,160,616
J Alexander's Holdings, Inc. *	32,568	357,922
Red Robin Gourmet Burgers, Inc. *	37,112	1,188,697
The Habit Restaurants, Inc., Class A *	89,312	952,066
Town Sports International Holdings, Inc. *	29,096	105,618
		10,544,057

45
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diversified Financials 3.7%
Enova International, Inc. *	299,674	8,220,058
Evercore, Inc., Class A	38,619	3,762,649
Green Dot Corp., Class A *	8,404	535,923
Navient Corp.	355,444	4,802,048
On Deck Capital, Inc. *	505,021	2,757,415
Regional Management Corp. *	122,143	3,025,482
		23,103,575

Energy 4.2%
Arch Coal, Inc., Class A	20,268	1,965,591
Cactus, Inc., Class A *	116,493	4,228,696
CONSOL Energy, Inc. *	130,427	4,421,475
CVR Energy, Inc.	94,984	4,332,220
Delek US Holdings, Inc.	40,727	1,509,343
Evolution Petroleum Corp.	77,791	546,871
Exterran Corp. *	19,565	278,214
FTS International, Inc. *	131,284	1,358,789
Keane Group, Inc. *	173,444	1,819,428
Matrix Service Co. *	100,595	1,972,668
Par Pacific Holdings, Inc. *	28,278	552,552
Peabody Energy Corp.	14,521	417,769
Renewable Energy Group, Inc. *	14,352	346,170
Whiting Petroleum Corp. *	60,417	1,654,822
World Fuel Services Corp.	43,254	1,334,386
		26,738,994

Food, Beverage & Tobacco 1.1%
Coca-Cola Consolidated, Inc.	9,736	3,164,492
Dean Foods Co.	546,467	928,994
Lancaster Colony Corp.	3,780	562,124
Primo Water Corp. *	149,750	2,358,562
		7,014,172

Health Care Equipment & Services 5.0%
Accuray, Inc. *	292,507	1,210,979
Amedisys, Inc. *	28,933	3,698,216
Computer Programs & Systems, Inc.	66,058	2,007,503
CONMED Corp.	28,724	2,298,782
Globus Medical, Inc., Class A *	33,323	1,502,534
Haemonetics Corp. *	35,057	3,059,775
HMS Holdings Corp. *	71,201	2,166,646
Integer Holdings Corp. *	58,284	4,026,842
Meridian Bioscience, Inc.	47,002	540,993
Merit Medical Systems, Inc. *	32,641	1,833,771
Natus Medical, Inc. *	78,763	2,107,698
NextGen Healthcare, Inc. *	35,275	662,817
Orthofix Medical, Inc. *	5,759	315,536
Quidel Corp. *	22,691	1,450,863
Surmodics, Inc. *	25,062	1,088,693
Tactile Systems Technology, Inc. *	18,804	935,687
Tenet Healthcare Corp. *	54,196	1,186,892
The Ensign Group, Inc.	31,465	1,621,077
		31,715,304

Household & Personal Products 1.4%
Medifast, Inc.	27,869	4,088,104
Natural Health Trends Corp. (a)	67,629	781,791
USANA Health Sciences, Inc. *	51,585	4,305,284
		9,175,179

Security	Number of Shares	Value ($)
Insurance 2.8%
American Equity Investment Life Holding Co.	239,536	7,044,754
Crawford & Co., Class B	38,882	342,939
Employers Holdings, Inc.	29,272	1,256,354
FedNat Holding Co.	9,699	157,803
Health Insurance Innovations, Inc., Class A *(a)	42,502	991,147
MBIA, Inc. *	92,064	890,259
National General Holdings Corp.	137,534	3,390,213
National Western Life Group, Inc., Class A	14,512	3,870,640
		17,944,109

Materials 3.0%
Boise Cascade Co.	33,618	930,882
Domtar Corp.	26,065	1,274,578
H.B. Fuller Co.	33,595	1,645,147
Ingevity Corp. *	20,756	2,387,148
OMNOVA Solutions, Inc. *	251,424	1,860,538
Quaker Chemical Corp.	2,987	668,550
Ryerson Holding Corp. *	346,345	2,995,884
SunCoke Energy, Inc. *	113,501	977,244
Tredegar Corp.	71,785	1,293,566
Trinseo S.A.	55,505	2,494,950
Verso Corp., Class A *	123,319	2,752,480
		19,280,967

Media & Entertainment 1.6%
AMC Networks, Inc., Class A *	51,092	2,984,283
Sinclair Broadcast Group, Inc., Class A	126,401	5,787,902
Travelzoo *	59,905	1,052,531
		9,824,716

Pharmaceuticals, Biotechnology & Life Sciences 11.6%
AMAG Pharmaceuticals, Inc. *	90,187	1,006,487
Amneal Pharmaceuticals, Inc. *	50,626	651,557
ANI Pharmaceuticals, Inc. *	75,331	5,346,994
Ardelyx, Inc. *	65,073	221,248
Array BioPharma, Inc. *	53,743	1,215,129
Arrowhead Pharmaceuticals, Inc. *	59,287	1,065,980
Assertio Therapeutics, Inc. *	199,654	832,557
BioSpecifics Technologies Corp. *	27,843	1,865,481
CareDx, Inc. *	34,526	939,453
ChemoCentryx, Inc. *	45,868	608,668
Collegium Pharmaceutical, Inc. *	142,530	1,985,443
CytomX Therapeutics, Inc. *	47,152	448,416
Eagle Pharmaceuticals, Inc. *	36,986	1,901,450
Emergent BioSolutions, Inc. *	108,544	5,609,554
Enanta Pharmaceuticals, Inc. *	9,525	830,485
Endo International plc *	211,814	1,588,605
FibroGen, Inc. *	56,667	2,648,049
Genomic Health, Inc. *	45,939	2,955,256
Halozyme Therapeutics, Inc. *	129,729	2,092,529
Horizon Pharma plc *	190,611	4,866,299
Lannett Co., Inc. *(a)	53,088	408,247
Ligand Pharmaceuticals, Inc. *	26,764	3,368,249
Medpace Holdings, Inc. *	61,977	3,481,248
Myriad Genetics, Inc. *	67,618	2,128,615
Nektar Therapeutics *	48,149	1,541,731
OPKO Health, Inc. *	184,697	441,426
Pacira BioSciences, Inc. *	54,399	2,166,168
PDL BioPharma, Inc. *	155,275	507,749
Phibro Animal Health Corp., Class A	33,488	1,162,369
Pieris Pharmaceuticals, Inc. *	117,357	350,897
Prestige Consumer Healthcare, Inc. *	52,178	1,535,077

46
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PTC Therapeutics, Inc. *	57,117	2,137,318
REGENXBIO, Inc. *	31,261	1,575,554
Repligen Corp. *	66,498	4,480,635
Retrophin, Inc. *	71,159	1,357,714
Seres Therapeutics, Inc. *	100,245	655,602
Supernus Pharmaceuticals, Inc. *	37,167	1,365,144
Syneos Health, Inc. *	21,909	1,028,189
Vanda Pharmaceuticals, Inc. *	102,169	1,664,333
Veracyte, Inc. *	100,921	2,308,063
Vericel Corp. *	51,703	878,434
		73,222,402

Real Estate 8.4%
Alexander & Baldwin, Inc.	69,418	1,639,653
Armada Hoffler Properties, Inc.	39,120	631,788
Ashford Hospitality Trust, Inc.	116,030	639,325
Braemar Hotels & Resorts, Inc.	302,846	4,209,559
Brandywine Realty Trust	77,802	1,197,373
CareTrust REIT, Inc.	134,592	3,263,856
Cedar Realty Trust, Inc.	674,051	2,069,337
Columbia Property Trust, Inc.	27,575	626,228
CoreCivic, Inc.	203,418	4,233,129
Cousins Properties, Inc.	87,970	841,873
Essential Properties Realty Trust, Inc.	88,433	1,828,794
Gladstone Commercial Corp.	158,376	3,444,678
Global Medical REIT, Inc.	119,003	1,213,831
Global Net Lease, Inc.	111,753	2,131,130
Hersha Hospitality Trust	48,077	892,790
Industrial Logistics Properties Trust	61,189	1,214,602
Marcus & Millichap, Inc. *	103,747	4,471,496
One Liberty Properties, Inc.	89,464	2,531,831
Paramount Group, Inc.	210,000	3,042,900
Pennsylvania Real Estate Investment Trust (a)	58,376	351,423
Piedmont Office Realty Trust, Inc., Class A	178,516	3,716,703
RE/MAX Holdings, Inc., Class A	80,699	3,496,688
Retail Properties of America, Inc., Class A	226,614	2,785,086
The RMR Group, Inc., Class A	40,503	2,342,693
		52,816,766

Retailing 2.9%
1-800-Flowers.com, Inc., Class A *	84,551	1,800,091
Citi Trends, Inc.	59,769	1,106,324
Core-Mark Holding Co., Inc.	121,535	4,417,797
Designer Brands, Inc.	17,053	379,429
Funko, Inc., Class A *	56,582	1,122,021
Genesco, Inc. *	19,705	882,981
RTW RetailWinds, Inc. *	175,464	407,077
Sally Beauty Holdings, Inc. *	42,920	759,684
Shoe Carnival, Inc.	19,013	678,004
Stamps.com, Inc. *	10,763	923,465
Tailored Brands, Inc.	408,800	3,331,720
Tilly's, Inc., Class A	236,921	2,786,191
		18,594,784

Semiconductors & Semiconductor Equipment 2.9%
Cabot Microelectronics Corp.	54,493	6,879,741
Diodes, Inc. *	94,625	3,446,242
Nanometrics, Inc. *	49,425	1,472,371
NeoPhotonics Corp. *	340,146	2,323,197
Semtech Corp. *	28,718	1,547,039
Synaptics, Inc. *	18,994	715,504
Xperi Corp.	69,701	1,732,070
		18,116,164

Security	Number of Shares	Value ($)
Software & Services 9.6%
Alarm.com Holdings, Inc. *	13,779	976,656
Altair Engineering, Inc., Class A *	183,114	7,222,016
Amber Road, Inc. *	207,991	1,880,239
Bottomline Technologies (de), Inc. *	42,166	2,132,335
Box, Inc., Class A *	175,633	3,621,552
Cision Ltd. *	183,983	2,218,835
CommVault Systems, Inc. *	120,528	6,339,773
Cornerstone OnDemand, Inc. *	130,528	7,133,355
Endurance International Group Holdings, Inc. *	49,318	272,729
EVERTEC, Inc.	111,614	3,494,634
j2 Global, Inc.	37,194	3,258,938
MobileIron, Inc. *	276,098	1,637,261
Model N, Inc. *	73,390	1,360,651
Progress Software Corp.	148,295	6,763,735
Qualys, Inc. *	19,362	1,747,614
Science Applications International Corp.	28,244	2,116,888
SPS Commerce, Inc. *	9,245	959,076
The Trade Desk, Inc., Class A *	6,225	1,378,713
Verint Systems, Inc. *	61,546	3,716,763
Zix Corp. *	265,054	2,160,190
		60,391,953

Technology Hardware & Equipment 3.1%
Aerohive Networks, Inc. *	241,654	816,791
CalAmp Corp. *	34,122	498,522
Calix, Inc. *	124,454	852,510
Ciena Corp. *	119,830	4,596,679
Extreme Networks, Inc. *	810,150	6,481,200
Insight Enterprises, Inc. *	42,754	2,419,021
KEMET Corp.	51,518	920,627
Napco Security Technologies, Inc. *	15,385	381,240
ScanSource, Inc. *	46,970	1,768,420
Viavi Solutions, Inc. *	55,393	736,727
		19,471,737

Telecommunication Services 1.3%
Cogent Communications Holdings, Inc.	84,206	4,650,697
Consolidated Communications Holdings, Inc.	58,047	299,523
Telephone & Data Systems, Inc.	51,369	1,637,644
United States Cellular Corp. *	39,429	1,896,535
		8,484,399

Transportation 1.4%
ArcBest Corp.	62,154	1,899,426
Echo Global Logistics, Inc. *	168,638	3,868,556
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	20,048	985,961
Radiant Logistics, Inc. *	231,184	1,511,943
Spirit Airlines, Inc. *	15,328	833,537
		9,099,423

Utilities 1.8%
AquaVenture Holdings Ltd. *	134,148	2,609,179
Atlantic Power Corp. *	599,069	1,383,849
Avista Corp.	64,371	2,776,965
Spark Energy, Inc., Class A (a)	462,295	4,373,311
		11,143,304
Total Common Stock
(Cost $589,276,393)		620,675,894

47
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.9% of net assets

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 2.36% (b)	5,594,174	5,594,174
Total Other Investment Company
(Cost $5,594,174)		5,594,174
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
BNP Paribas
1.80%, 05/01/19 (c)	2,957,966	2,957,966
JPMorgan Chase Bank
1.80%, 05/01/19 (c)	6,366,558	6,366,558
Total Short-Term Investments
(Cost $9,324,524)		9,324,524

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/21/19	110	8,768,100	66,583
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,375,482.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$620,675,894	$—	$—	$620,675,894
Other Investment Company[1]	5,594,174	—	—	5,594,174
Short-Term Investments[1]	—	9,324,524	—	9,324,524
Futures Contracts[2]	66,583	—	—	66,583
Total	$626,336,651	$9,324,524	$—	$635,661,175
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
48
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $598,600,917) including securities on loan of $5,375,482		$630,000,418
Collateral invested for securities on loan, at value (cost $5,594,174)		5,594,174
Deposit with broker for futures contracts		2,236,500
Receivables:
Fund shares sold		1,612,695
Dividends		82,007
Income from securities on loan		12,156
Interest		437
Prepaid expenses	+	8,562
Total assets		639,546,949
Liabilities
Collateral held for securities on loan		5,594,174
Payables:
Investments bought		1,535,232
Investment adviser and administrator fees		416,634
Shareholder service fees		125,494
Fund shares redeemed		153,023
Variation margin on futures contracts		44,000
Accrued expenses	+	101,238
Total liabilities		7,969,795
Net Assets
Total assets		639,546,949
Total liabilities	–	7,969,795
Net assets		$631,577,154
Net Assets by Source
Capital received from investors		615,271,555
Total distributable earnings		16,305,599

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$631,577,154		36,335,222		$17.38

49
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $7,952)		$3,990,377
Interest		44,718
Securities on loan, net	+	157,478
Total investment income		4,192,573
Expenses
Investment adviser and administrator fees		2,333,263
Shareholder service fees		700,354
Custodian fees		24,983
Portfolio accounting fees		24,463
Professional fees		17,502
Shareholder reports		16,662
Registration fees		14,419
Transfer agent fees		8,197
Independent trustees’ fees		4,959
Other expenses	+	4,995
Total expenses		3,149,797
Expense reduction by CSIM and its affiliates	–	8,197
Net expenses	–	3,141,600
Net investment income		1,050,973
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(16,444,965)
Net realized gains on futures contracts	+	1,402,934
Net realized losses		(15,042,031)
Net change in unrealized appreciation (depreciation) on investments		42,235,663
Net change in unrealized appreciation (depreciation) on futures contracts	+	66,583
Net change in unrealized appreciation (depreciation)	+	42,302,246
Net realized and unrealized gains		27,260,215
Increase in net assets resulting from operations		$28,311,188
50
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$1,050,973	$389,215
Net realized gains (losses)		(15,042,031)	104,146,024
Net change in unrealized appreciation (depreciation)	+	42,302,246	(92,914,743)
Increase in net assets from operations		28,311,188	11,620,496
Distributions to Shareholders
Total distributions		($105,061,725)	($82,566,358)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,986,043	$111,378,802	2,529,047	$55,468,967
Shares reinvested		5,236,122	80,112,670	2,938,036	61,434,349
Shares redeemed	+	(3,362,103)	(56,569,976)	(5,346,501)	(117,486,079)
Net transactions in fund shares		8,860,062	$134,921,496	120,582	($582,763)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,475,160	$573,406,195	27,354,578	$644,934,820
Total increase or decrease	+	8,860,062	58,170,959	120,582	(71,528,625)
End of period		36,335,222	$631,577,154	27,475,160	$573,406,195
51
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$16.89	$17.65	$16.25	$17.46	$19.02	$18.62
Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	0.08 [1]	0.03 [1]	0.03 [1]	(0.01) [1]	(0.08)
Net realized and unrealized gains (losses)	(0.10)	0.24	1.85	0.49	0.89	1.99
Total from investment operations	(0.04)	0.32	1.88	0.52	0.88	1.91
Less distributions:
Distributions from net investment income	(0.08)	(0.01)	—	(0.12)	—	—
Distributions from net realized gains	(1.05)	(1.07)	(0.48)	(1.61)	(2.44)	(1.51)
Total distributions	(1.13)	(1.08)	(0.48)	(1.73)	(2.44)	(1.51)
Net asset value at end of period	$15.72	$16.89	$17.65	$16.25	$17.46	$19.02
Total return	0.16% [2]	1.75%	11.71%	3.55%	4.84%	11.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.86% [3]	1.66%	1.64%	1.85%	1.82%	1.99%
Net operating expenses (excluding dividend expense on short sales)	1.33% [3]	1.33%	1.33%	1.57% [4]	1.54% [4]	1.52% [4]
Gross operating expenses	1.87% [3]	1.67%	1.65%	1.87%	1.84%	2.02%
Net investment income (loss)	0.78% [3]	0.43%	0.16%	0.22%	(0.06%)	(0.46%)
Portfolio turnover rate	86% [2]	180%	163%	142%	146%	142%
Net assets, end of period (x 1,000,000)	$247	$300	$252	$204	$212	$200

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratios of net operating expenses would have been 1.33%, if stock loan fees on short sales had not been incurred.
52
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Automobiles & Components 1.1%
Dana, Inc.	82,787	1,614,347
Lear Corp.	2,707	387,101
Tenneco, Inc., Class A	28,734	629,849
		2,631,297

Banks 5.8%
Bank of America Corp. (a)	45,018	1,376,650
Citigroup, Inc. (a)	57,951	4,097,136
First BanCorp (a)	345,110	3,899,743
JPMorgan Chase & Co.	11,090	1,286,994
MGIC Investment Corp. *	45,154	661,055
Popular, Inc.	26,005	1,500,749
Radian Group, Inc.	62,952	1,474,336
		14,296,663

Capital Goods 9.1%
Advanced Drainage Systems, Inc.	43,476	1,219,502
Allison Transmission Holdings, Inc. (a)	97,586	4,572,880
Atkore International Group, Inc. *	70,932	1,756,276
BMC Stock Holdings, Inc. *	30,558	628,884
Comfort Systems USA, Inc.	9,533	515,735
HD Supply Holdings, Inc. *	20,208	923,303
Hillenbrand, Inc. (a)	61,009	2,624,607
ITT, Inc.	25,634	1,552,139
Masco Corp.	41,011	1,601,890
Masonite International Corp. *	8,905	458,518
Patrick Industries, Inc. *	6,091	303,758
Raytheon Co. (a)	19,237	3,416,299
The Boeing Co. (a)	3,994	1,508,494
United Rentals, Inc. *	10,815	1,524,050
		22,606,335

Commercial & Professional Services 1.1%
ASGN, Inc. *	14,219	896,366
Korn Ferry	20,811	978,533
Robert Half International, Inc.	13,508	838,712
		2,713,611

Consumer Durables & Apparel 2.0%
Deckers Outdoor Corp. *	839	132,738
lululemon Athletica, Inc. *	5,494	968,867
NIKE, Inc., Class B (a)	27,001	2,371,498
PulteGroup, Inc.	26,865	845,173
Tapestry, Inc.	23,506	758,538
		5,076,814

Consumer Services 1.5%
BJ's Restaurants, Inc.	27,136	1,354,358
Bloomin' Brands, Inc.	6,702	133,973
Boyd Gaming Corp.	8,880	255,566
Darden Restaurants, Inc.	5,746	675,730
Security	Number of Shares	Value ($)
The Cheesecake Factory, Inc.	10,540	522,995
Weight Watchers International, Inc. *	39,874	814,227
		3,756,849

Diversified Financials 5.1%
Affiliated Managers Group, Inc. (a)	11,165	1,238,422
Capital One Financial Corp. (a)	52,175	4,843,405
Evercore, Inc., Class A	17,285	1,684,078
Navient Corp.	12,720	171,847
OneMain Holdings, Inc.	6,877	233,612
Synchrony Financial (a)	128,887	4,468,512
		12,639,876

Energy 7.0%
Cactus, Inc., Class A *	21,641	785,568
Chevron Corp.	3,280	393,797
ConocoPhillips (a)	60,669	3,829,427
CONSOL Energy, Inc. *	16,740	567,486
Continental Resources, Inc. *(a)	43,669	2,008,337
CVR Energy, Inc.	17,841	813,728
FTS International, Inc. *	22,854	236,539
HollyFrontier Corp.	17,820	850,549
Keane Group, Inc. *	47,974	503,247
Mammoth Energy Services, Inc.	53,086	827,611
Marathon Petroleum Corp. (a)	27,359	1,665,343
Occidental Petroleum Corp.	4,482	263,900
PBF Energy, Inc., Class A	21,147	710,116
Phillips 66 (a)	22,205	2,093,266
W&T Offshore, Inc. *	39,119	249,579
Whiting Petroleum Corp. *	50,898	1,394,096
		17,192,589

Food & Staples Retailing 0.4%
Walmart, Inc. (a)	9,665	993,949

Food, Beverage & Tobacco 1.9%
Cal-Maine Foods, Inc. (a)	3,585	147,379
Cia Cervecerias Unidas S.A. ADR	46,601	1,283,391
Dean Foods Co. (a)	51,862	88,165
Fresh Del Monte Produce, Inc. (a)	11,456	338,067
Lancaster Colony Corp.	3,300	490,743
Philip Morris International, Inc.	10,544	912,689
Tyson Foods, Inc., Class A	20,968	1,572,810
		4,833,244

Health Care Equipment & Services 3.2%
Amedisys, Inc. *	5,713	730,236
CVS Health Corp.	25,460	1,384,515
HCA Healthcare, Inc.	7,847	998,374
Hill-Rom Holdings, Inc.	4,523	458,723
Hologic, Inc. *(a)	54,692	2,536,615
McKesson Corp.	6,078	724,801
Quidel Corp. *	13,192	843,496
Tenet Healthcare Corp. *	8,805	192,829
		7,869,589

53
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 2.3%
Herbalife Nutrition Ltd. *	23,823	1,259,045
Kimberly-Clark Corp.	3,863	495,932
Medifast, Inc.	15,446	2,265,774
USANA Health Sciences, Inc. *	19,907	1,661,438
		5,682,189

Insurance 0.8%
American National Insurance Co. (a)	3,873	438,772
CNA Financial Corp. (a)	8,527	395,056
First American Financial Corp.	6,935	395,711
The Allstate Corp. (a)	7,442	737,205
		1,966,744

Materials 3.3%
Alcoa Corp. *(a)	52,528	1,401,447
Celanese Corp.	20,088	2,167,294
Domtar Corp.	18,336	896,630
H.B. Fuller Co.	12,402	607,326
Kraton Corp. *	13,513	443,497
Olin Corp.	25,843	560,535
Steel Dynamics, Inc.	47,693	1,510,914
Worthington Industries, Inc.	11,517	462,177
		8,049,820

Media & Entertainment 8.2%
Alphabet, Inc., Class A *(a)	5,645	6,768,129
AMC Networks, Inc., Class A *	33,191	1,938,686
Comcast Corp., Class A	19,477	847,834
Discovery, Inc., Class A *	31,398	970,198
Facebook, Inc., Class A *(a)	32,959	6,374,271
News Corp., Class A (a)	72,210	896,848
The E.W. Scripps Co., Class A	34,212	779,692
Viacom, Inc., Class B	62,468	1,805,950
		20,381,608

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
AbbVie, Inc. (a)	3,041	241,425
Alexion Pharmaceuticals, Inc. *	644	87,668
Alkermes plc *	28,713	870,578
Amgen, Inc. (a)	25,025	4,487,483
Arrowhead Pharmaceuticals, Inc. *	35,656	641,095
Biogen, Inc. *(a)	6,829	1,565,480
CareDx, Inc. *	4,062	110,527
Charles River Laboratories International, Inc. *	2,593	364,239
Emergent BioSolutions, Inc. *	18,236	942,436
Endo International plc *	36,517	273,878
Genomic Health, Inc. *	23,200	1,492,456
Gilead Sciences, Inc.	11,554	751,472
Incyte Corp. *	19,482	1,496,218
Johnson & Johnson (a)	19,190	2,709,628
Ligand Pharmaceuticals, Inc. *	6,470	814,250
Mylan N.V. *	15,250	411,598
Novartis AG ADR	13,954	1,147,437
Novo Nordisk A/S ADR	31,348	1,536,365
Regeneron Pharmaceuticals, Inc. *	2,245	770,349
Vanda Pharmaceuticals, Inc. *	14,496	236,140
Vertex Pharmaceuticals, Inc. *	8,476	1,432,274
		22,382,996

Security	Number of Shares	Value ($)
Real Estate 5.2%
CoreCivic, Inc.	45,166	939,904
Global Net Lease, Inc.	12,630	240,854
Lamar Advertising Co., Class A	8,127	671,859
Outfront Media, Inc.	66,015	1,573,137
Paramount Group, Inc.	100,912	1,462,215
PS Business Parks, Inc.	6,656	1,022,495
Retail Properties of America, Inc., Class A (a)	117,764	1,447,320
Simon Property Group, Inc. (a)	20,826	3,617,476
SL Green Realty Corp.	6,403	565,641
Spirit Realty Capital, Inc.	34,148	1,381,628
		12,922,529

Retailing 6.9%
Amazon.com, Inc. *(a)	4,669	8,994,922
AutoZone, Inc. *	493	506,957
Best Buy Co., Inc. (a)	40,146	2,987,264
Kohl's Corp. (a)	6,343	450,987
Qurate Retail, Inc. *(a)	69,620	1,187,021
Tailored Brands, Inc.	56,761	462,602
The TJX Cos., Inc.	47,019	2,580,403
		17,170,156

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp. (a)	71,953	3,672,481
Lam Research Corp.	6,915	1,434,378
Micron Technology, Inc. *(a)	6,927	291,350
ON Semiconductor Corp. *	27,360	630,922
Synaptics, Inc. *	8,296	312,510
		6,341,641

Software & Services 11.3%
Accenture plc, Class A (a)	24,804	4,530,947
Akamai Technologies, Inc. *(a)	32,167	2,575,290
Atlassian Corp. plc, Class A *	4,026	443,464
Automatic Data Processing, Inc.	4,083	671,204
Bottomline Technologies (de), Inc. *	13,016	658,219
Cadence Design Systems, Inc. *	26,238	1,820,392
Cision Ltd. *	51,855	625,371
Cornerstone OnDemand, Inc. *	3,330	181,985
Intuit, Inc. (a)	5,697	1,430,289
Microsoft Corp. (a)	57,187	7,468,622
Nuance Communications, Inc. *	109,365	1,840,613
Oracle Corp.	36,963	2,045,163
Progress Software Corp. (a)	68,686	3,132,769
VeriSign, Inc. *	2,052	405,167
		27,829,495

Technology Hardware & Equipment 6.0%
Apple, Inc. (a)	30,211	6,062,441
CDW Corp.	4,622	488,083
Ciena Corp. *	6,361	244,008
Cisco Systems, Inc. (a)	69,006	3,860,886
Dell Technologies, Inc., Class C *	2,921	196,905
F5 Networks, Inc. *	1,668	261,709
Fabrinet *	6,769	409,660
Insight Enterprises, Inc. *	14,838	839,534
Zebra Technologies Corp., Class A *(a)	11,154	2,355,055
		14,718,281

54
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 1.1%
CenturyLink, Inc.	28,004	319,806
Cogent Communications Holdings, Inc.	31,789	1,755,706
Telefonica S.A. ADR	67,452	559,852
		2,635,364

Transportation 1.5%
Delta Air Lines, Inc. (a)	15,321	893,061
United Continental Holdings, Inc. *(a)	30,619	2,720,804
		3,613,865

Utilities 2.5%
AES Corp.	35,246	603,411
Avista Corp.	32,237	1,390,704
CenterPoint Energy, Inc.	23,020	713,620
Exelon Corp.	34,399	1,752,629
NextEra Energy, Inc.	7,565	1,470,939
NRG Energy, Inc.	9,219	379,546
		6,310,849
Total Common Stock
(Cost $225,512,533)		244,616,353

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (b)	717,626	717,626
Total Other Investment Company
(Cost $717,626)		717,626
55
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

In addition to the above, the fund had the following short sale positions at April 30, 2019:

Security	Number of Shares	Value ($)
Short Sales (42.3%) of net assets

Automobiles & Components (1.6%)
Dorman Products, Inc.	25,428	(2,229,273)
Tesla, Inc.	6,149	(1,467,705)
Visteon Corp.	4,711	(311,020)
		(4,007,998)

Banks (0.2%)
FB Financial Corp.	7,137	(262,213)
TFS Financial Corp.	7,656	(127,396)
		(389,609)

Capital Goods (4.6%)
AAON, Inc.	48,994	(2,459,989)
Beacon Roofing Supply, Inc.	21,320	(802,911)
BWX Technologies, Inc.	29,518	(1,508,370)
Sunrun, Inc.	126,263	(1,920,460)
Trinity Industries, Inc.	64,667	(1,394,220)
Welbilt, Inc.	195,354	(3,287,808)
		(11,373,758)

Commercial & Professional Services (2.2%)
Equifax, Inc.	27,478	(3,460,854)
TriNet Group, Inc.	30,269	(1,886,970)
		(5,347,824)

Consumer Services (2.1%)
Caesars Entertainment Corp.	97,336	(911,065)
Grand Canyon Education, Inc.	21,205	(2,457,447)
Hilton Grand Vacations, Inc.	37,080	(1,188,043)
Papa John's International, Inc.	4,217	(215,742)
Sotheby's	12,514	(527,841)
		(5,300,138)

Diversified Financials (4.2%)
Cannae Holdings, Inc.	10,140	(260,294)
Credit Acceptance Corp.	5,296	(2,627,981)
Eaton Vance Corp.	16,780	(697,545)
Federated Investors, Inc., Class B	32,662	(1,003,703)
FirstCash, Inc.	18,831	(1,839,412)
Invesco Ltd.	92,896	(2,040,925)
LendingClub Corp.	379,091	(1,205,509)
PRA Group, Inc.	9,624	(270,627)
WisdomTree Investments, Inc.	59,332	(427,191)
		(10,373,187)

Energy (3.9%)
Callon Petroleum Co.	33,067	(248,333)
Diamond Offshore Drilling, Inc.	102,674	(996,965)
Dril-Quip, Inc.	12,778	(556,610)
GasLog Ltd.	24,709	(386,202)
Matador Resources Co.	118,147	(2,326,314)
Scorpio Tankers, Inc.	22,409	(577,704)
Ship Finance International Ltd.	215,495	(2,749,716)
Security	Number of Shares	Value ($)
Targa Resources Corp.	16,175	(649,426)
The Williams Cos., Inc.	38,336	(1,086,059)
		(9,577,329)

Food, Beverage & Tobacco (1.6%)
Hostess Brands, Inc.	26,729	(358,169)
Sanderson Farms, Inc.	24,380	(3,696,739)
		(4,054,908)

Health Care Equipment & Services (2.0%)
Atrion Corp.	554	(487,520)
Insulet Corp.	9,029	(778,751)
iRhythm Technologies, Inc.	10,685	(815,372)
LHC Group, Inc.	21,732	(2,414,643)
Nevro Corp.	5,152	(317,930)
		(4,814,216)

Materials (3.1%)
Commercial Metals Co.	62,309	(1,077,323)
Graphic Packaging Holding Co.	42,698	(592,648)
Linde plc	8,641	(1,557,627)
Martin Marietta Materials, Inc.	6,373	(1,414,169)
Sensient Technologies Corp.	8,119	(569,304)
Summit Materials, Inc., Class A	90,231	(1,580,847)
The Scotts Miracle-Gro Co.	10,156	(863,463)
		(7,655,381)

Media & Entertainment (1.8%)
Electronic Arts, Inc.	9,598	(908,451)
Liberty Broadband Corp., Class A	6,695	(658,721)
Netflix, Inc.	2,739	(1,014,909)
Zillow Group, Inc., Class A	54,696	(1,816,454)
		(4,398,535)

Pharmaceuticals, Biotechnology & Life Sciences (1.8%)
Aerie Pharmaceuticals, Inc.	5,368	(204,789)
Alnylam Pharmaceuticals, Inc.	17,540	(1,567,023)
Bluebird Bio, Inc.	15,514	(2,200,351)
MyoKardia, Inc.	4,765	(228,625)
Sage Therapeutics, Inc.	1,436	(241,578)
		(4,442,366)

Real Estate (1.6%)
Acadia Realty Trust	95,212	(2,688,787)
Agree Realty Corp.	20,529	(1,344,033)
		(4,032,820)

Retailing (2.3%)
At Home Group, Inc.	4,229	(99,339)
AutoNation, Inc.	42,392	(1,777,497)
CarMax, Inc.	6,347	(494,178)
Floor & Decor Holdings, Inc., Class A	9,110	(437,462)
GrubHub, Inc.	21,201	(1,416,015)
Tiffany & Co.	5,970	(643,685)
Wayfair, Inc.,Class A	5,182	(840,261)
		(5,708,437)

Semiconductors & Semiconductor Equipment (2.0%)
Brooks Automation, Inc.	14,465	(542,582)
First Solar, Inc.	48,694	(2,996,142)

56
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marvell Technology Group Ltd.	17,036	(426,241)
Universal Display Corp.	6,275	(1,001,490)
		(4,966,455)

Software & Services (1.9%)
LivePerson, Inc.	15,541	(455,818)
LiveRamp Holdings, Inc.	56,366	(3,287,829)
Rapid7, Inc.	15,628	(849,225)
		(4,592,872)

Technology Hardware & Equipment (3.7%)
Cognex Corp.	52,413	(2,643,188)
Coherent, Inc.	990	(146,530)
IPG Photonics Corp.	10,689	(1,867,689)
Knowles Corp.	26,139	(493,504)
Rogers Corp.	12,437	(2,083,446)
ViaSat, Inc.	22,027	(2,000,492)
		(9,234,849)

Security	Number of Shares	Value ($)
Telecommunication Services (1.0%)
Boingo Wireless, Inc.	21,499	(488,887)
Iridium Communications, Inc.	70,572	(1,937,907)
		(2,426,794)

Transportation (0.7%)
Copa Holdings S.A., Class A	22,058	(1,836,549)
Total Short Sales
(Proceeds $98,450,986)		(104,534,025)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$244,616,353	$—	$—	$244,616,353
Other Investment Company[1]	717,626	—	—	717,626
Liabilities
Short Sales[1]	(104,534,025)	—	—	(104,534,025)
Total	$140,799,954	$—	$—	$140,799,954
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
57
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $226,230,159)		$245,333,979
Deposit with broker for futures contracts		342,000
Deposit with broker for short sales		105,479,352
Receivables:
Investments sold		6,059,879
Fund shares sold		308,030
Dividends		159,855
Prepaid expenses	+	209,273
Total assets		357,892,368
Liabilities
Securities sold short, at value (proceeds $98,450,986)		104,534,025
Payables:
Investments bought		5,878,517
Investment adviser and administrator fees		214,312
Shareholder service fees		41,076
Fund shares redeemed		146,491
Dividends on short sales		21,163
Accrued expenses	+	95,159
Total liabilities		110,930,743
Net Assets
Total assets		357,892,368
Total liabilities	–	110,930,743
Net assets		$246,961,625
Net Assets by Source
Capital received from investors		239,916,246
Total distributable earnings		7,045,379

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$246,961,625		15,710,389		$15.72

58
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $13,092)		$2,384,235
Rebates on short sales, net of fees	+	1,088,998
Total investment income		3,473,233
Expenses
Investment adviser and administrator fees		1,383,986
Shareholder service fees		272,834
Dividends on short sales		704,781
Custodian fees		20,886
Professional fees		18,780
Registration fees		18,606
Portfolio accounting fees		18,356
Transfer agent fees		9,521
Shareholder reports		5,348
Independent trustees’ fees		4,241
Other expenses	+	2,985
Total expenses		2,460,324
Expense reduction by CSIM and its affiliates	–	9,521
Net expenses	–	2,450,803
Net investment income		1,022,430
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(8,584,925)
Net realized gains on futures contracts		83,499
Net realized gains on short sales	+	1,911,642
Net realized losses		(6,589,784)
Net change in unrealized appreciation (depreciation) on investments		20,362,870
Net change in unrealized appreciation (depreciation) on futures contracts		27,930
Net change in unrealized appreciation (depreciation) on short sales	+	(16,598,823)
Net change in unrealized appreciation (depreciation)	+	3,791,977
Net realized and unrealized losses		(2,797,807)
Decrease in net assets resulting from operations		($1,775,377)
59
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$1,022,430	$1,176,893
Net realized gains (losses)		(6,589,784)	18,114,481
Net change in unrealized appreciation (depreciation)	+	3,791,977	(16,574,229)
Increase (decrease) in net assets from operations		(1,775,377)	2,717,145
Distributions to Shareholders
Total distributions		($19,341,478)	($15,243,329)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,231,056	$49,993,441	6,194,796	$107,567,531
Shares reinvested		1,047,501	15,597,289	728,755	12,461,727
Shares redeemed	+	(6,350,077)	(97,802,419)	(3,400,784)	(58,925,303)
Net transactions in fund shares		(2,071,520)	($32,211,689)	3,522,767	$61,103,955
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,781,909	$300,290,169	14,259,142	$251,712,398
Total increase or decrease	+	(2,071,520)	(53,328,544)	3,522,767	48,577,771
End of period		15,710,389	$246,961,625	17,781,909	$300,290,169
60
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Health Care Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$25.85	$25.44	$21.56	$26.68	$28.19	$24.57
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.23 [1]	0.21 [1]	0.19 [1]	0.14 [1]	0.23
Net realized and unrealized gains (losses)	0.14	1.96	4.24	(1.52)	1.78	5.84
Total from investment operations	0.28	2.19	4.45	(1.33)	1.92	6.07
Less distributions:
Distributions from net investment income	(0.24)	(0.24)	(0.20)	(0.16)	(0.21)	(0.19)
Distributions from net realized gains	(2.06)	(1.54)	(0.37)	(3.63)	(3.22)	(2.26)
Total distributions	(2.30)	(1.78)	(0.57)	(3.79)	(3.43)	(2.45)
Net asset value at end of period	$23.83	$25.85	$25.44	$21.56	$26.68	$28.19
Total return	1.20% [2]	9.13%	21.10%	(5.78%)	7.26%	27.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.80% [3]	0.80%	0.81%	0.80%	0.79%	0.80%
Gross operating expenses	0.80% [3]	0.80%	0.81%	0.80%	0.80%	0.81%
Net investment income (loss)	1.19% [3]	0.91%	0.89%	0.82%	0.52%	0.93%
Portfolio turnover rate	22% [2]	45%	42%	54%	75%	57%
Net assets, end of period (x 1,000,000)	$801	$826	$853	$853	$1,118	$1,064

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 0.9%
Ansell Ltd.	133,310	2,537,991
Cochlear Ltd.	33,259	4,396,339
		6,934,330

Belgium 0.0%
UCB S.A.	2,556	203,148

Denmark 2.2%
Coloplast A/S, Class B	33,700	3,640,322
Novo Nordisk A/S, Class B	293,361	14,373,087
		18,013,409

France 1.0%
Ipsen S.A.	19,160	2,237,695
Sanofi	64,925	5,664,658
		7,902,353

Germany 0.9%
Carl Zeiss Meditec AG, Class B	4,965	488,356
Evotec SE *	265,017	6,614,618
		7,102,974

Hong Kong 0.3%
China Medical System Holdings Ltd.	1,811,000	1,608,769
Consun Pharmaceutical Group Ltd.	774,000	542,894
		2,151,663

Ireland 3.9%
Allergan plc	55,411	8,145,417
Medtronic plc	237,254	21,070,528
Steris plc *	17,107	2,240,675
		31,456,620

Japan 5.5%
Alfresa Holdings Corp.	15,000	418,559
Astellas Pharma, Inc.	314,700	4,262,256
BML, Inc.	12,400	350,362
Eisai Co., Ltd.	32,900	1,915,789
Hoya Corp.	199,900	14,118,461
Kissei Pharmaceutical Co., Ltd.	30,000	744,260
KYORIN Holdings, Inc.	36,400	684,037
Mani, Inc.	27,100	1,565,935
Nihon Kohden Corp.	74,500	2,175,411
Olympus Corp.	36,000	404,050
Paramount Bed Holdings Co., Ltd.	8,700	408,827
Shionogi & Co., Ltd.	133,400	7,792,295
Sumitomo Dainippon Pharma Co., Ltd.	33,300	735,700
Suzuken Co., Ltd.	67,400	3,886,310
Security	Number of Shares	Value ($)
Takara Bio, Inc.	193,900	4,267,717
Towa Pharmaceutical Co., Ltd.	27,400	674,676
		44,404,645

New Zealand 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	138,133	1,461,289

Republic of Korea 0.3%
Celltrion, Inc. *	1,279	232,624
Huons Co., Ltd.	8,465	466,649
Medy-Tox, Inc.	2,420	1,160,563
Osstem Implant Co., Ltd. *	4,477	221,947
Samjin Pharmaceutical Co., Ltd.	9,841	329,785
		2,411,568

Sweden 0.7%
Swedish Orphan Biovitrum AB *	211,076	3,851,437
Vitrolife AB	93,826	1,975,877
		5,827,314

Switzerland 6.6%
Alcon, Inc. *	43,639	2,513,113
Lonza Group AG *	17,763	5,485,732
Novartis AG	198,337	16,251,747
Roche Holding AG	93,497	24,670,426
Sonova Holding AG	16,053	3,242,419
Tecan Group AG	2,194	495,297
		52,658,734

United Kingdom 1.7%
AstraZeneca plc	45,280	3,373,351
GlaxoSmithKline plc	376,778	7,740,232
Smith & Nephew plc	118,127	2,283,688
		13,397,271

United States 75.0%
Abbott Laboratories	287,700	22,889,412
AbbVie, Inc.	245,382	19,480,877
ACADIA Pharmaceuticals, Inc. *	61,283	1,473,856
Agilent Technologies, Inc.	237,637	18,654,505
Alexion Pharmaceuticals, Inc. *	82,379	11,214,253
Amedisys, Inc. *	25,724	3,288,042
Amgen, Inc.	169,436	30,383,264
AngioDynamics, Inc. *	25,100	515,554
Anthem, Inc.	43,155	11,351,060
Baxter International, Inc.	66,861	5,101,494
Bio-Techne Corp.	18,942	3,875,344
BioCryst Pharmaceuticals, Inc. *	148,153	1,100,777
Biogen, Inc. *	60,700	13,914,868
Boston Scientific Corp. *	71,500	2,654,080
Bristol-Myers Squibb Co.	322,234	14,961,325
Cardinal Health, Inc.	3,353	163,325
CareDx, Inc. *	17,200	468,012
Celgene Corp. *	156,362	14,801,227

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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	11,661	1,638,021
Chemed Corp.	503	164,370
CVS Health Corp.	10,396	565,334
Danaher Corp.	105,900	14,025,396
Edwards Lifesciences Corp. *	18,746	3,300,608
Eli Lilly & Co.	198,921	23,281,714
Emergent BioSolutions, Inc. *	60,452	3,124,159
Genomic Health, Inc. *	52,709	3,390,770
Gilead Sciences, Inc.	337,985	21,982,544
HCA Healthcare, Inc.	59,351	7,551,228
Hill-Rom Holdings, Inc.	57,695	5,851,427
Hologic, Inc. *	181,683	8,426,458
Horizon Pharma plc *	146,315	3,735,422
IDEXX Laboratories, Inc. *	11,761	2,728,552
Illumina, Inc. *	29,684	9,261,408
Incyte Corp. *	53,416	4,102,349
Innoviva, Inc. *	58,179	816,251
Intuitive Surgical, Inc. *	8,681	4,432,779
Jazz Pharmaceuticals plc *	38,400	4,983,168
Johnson & Johnson	572,921	80,896,445
Kura Oncology, Inc. *	54,930	831,640
Ligand Pharmaceuticals, Inc. *	10,102	1,271,337
Luminex Corp.	32,161	733,592
McKesson Corp.	21,000	2,504,250
Merck & Co., Inc.	637,260	50,158,735
Meridian Bioscience, Inc.	127,751	1,470,414
Molina Healthcare, Inc. *	26,072	3,379,713
Mylan N.V. *	199,500	5,384,505
Myriad Genetics, Inc. *	50,578	1,592,195
PDL BioPharma, Inc. *	229,750	751,283
Pfizer, Inc.	1,035,054	42,033,543
Regeneron Pharmaceuticals, Inc. *	22,867	7,846,582
Stryker Corp.	56,899	10,748,790
Tenet Healthcare Corp. *	88,598	1,940,296
The Cooper Cos., Inc.	4,266	1,236,799
Thermo Fisher Scientific, Inc.	83,904	23,279,165
Triple-S Management Corp., Class B *	108,000	2,453,760
UnitedHealth Group, Inc.	123,203	28,714,923
Vanda Pharmaceuticals, Inc. *	33,800	550,602
Security	Number of Shares	Value ($)
Varian Medical Systems, Inc. *	10,628	1,447,215
Vertex Pharmaceuticals, Inc. *	45,183	7,635,023
Waters Corp. *	31,752	6,780,322
Zimmer Biomet Holdings, Inc.	11,621	1,431,242
Zoetis, Inc.	151,873	15,466,746
		600,192,350
Total Common Stock
(Cost $582,157,748)		794,117,668
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
BNP Paribas
U.S. Dollar
1.80%, 05/01/19 (a)	5,062,970	5,062,970
Brown Brothers Harriman
Hong Kong Dollar
1.04%, 05/02/19 (a)	14	2
Euro
(0.58%), 05/02/19 (a)	2,165	2,428
Total Short-Term Investments
(Cost $5,065,400)		5,065,400

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	25	3,685,625	14,639
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$631,648,970	$—	$—	$631,648,970
Australia	—	6,934,330	—	6,934,330
Belgium	—	203,148	—	203,148
Denmark	—	18,013,409	—	18,013,409
France	—	7,902,353	—	7,902,353
Germany	—	7,102,974	—	7,102,974
Hong Kong	—	2,151,663	—	2,151,663
Japan	—	44,404,645	—	44,404,645
New Zealand	—	1,461,289	—	1,461,289
Republic of Korea	—	2,411,568	—	2,411,568
Sweden	1,975,877	3,851,437	—	5,827,314
Switzerland	2,513,113	50,145,621	—	52,658,734
United Kingdom	—	13,397,271	—	13,397,271
Short-Term Investments[1]	—	5,065,400	—	5,065,400
Futures Contracts[2]	14,639	—	—	14,639
Total	$636,152,599	$163,045,108	$—	$799,197,707
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
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Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $587,223,148)		$799,183,068
Deposit with broker for futures contracts		462,000
Receivables:
Foreign tax reclaims		1,207,934
Dividends		830,361
Fund shares sold		344,637
Variation margin on futures contracts		7,000
Interest		252
Income from securities on loan		35
Prepaid expenses	+	25,189
Total assets		802,060,476
Liabilities
Payables:
Investment adviser and administrator fees		353,301
Shareholder service fees		155,973
Fund shares redeemed		720,398
Accrued expenses	+	124,133
Total liabilities		1,353,805
Net Assets
Total assets		802,060,476
Total liabilities	–	1,353,805
Net assets		$800,706,671
Net Assets by Source
Capital received from investors		565,452,116
Total distributable earnings		235,254,555

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$800,706,671		33,600,149		$23.83

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Schwab Health Care Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $296,910)		$8,023,365
Interest		35,768
Securities on loan, net	+	45,740
Total investment income		8,104,873
Expenses
Investment adviser and administrator fees		2,164,790
Shareholder service fees		960,887
Portfolio accounting fees		31,530
Custodian fees		24,241
Shareholder reports		22,641
Transfer agent fees		17,290
Registration fees		16,081
Professional fees		15,981
Independent trustees’ fees		5,618
Other expenses	+	8,564
Total expenses		3,267,623
Expense reduction by CSIM and its affiliates	–	17,290
Net expenses	–	3,250,333
Net investment income		4,854,540
Realized and Unrealized Gains (Losses)
Net realized gains on investments		19,522,321
Net realized gains on futures contracts		259,700
Net realized losses on foreign currency transactions	+	(44,207)
Net realized gains		19,737,814
Net change in unrealized appreciation (depreciation) on investments		(15,129,459)
Net change in unrealized appreciation (depreciation) on futures contracts		14,639
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(16,726)
Net change in unrealized appreciation (depreciation)	+	(15,131,546)
Net realized and unrealized gains		4,606,268
Increase in net assets resulting from operations		$9,460,808
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Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$4,854,540	$7,705,996
Net realized gains		19,737,814	66,847,299
Net change in unrealized appreciation (depreciation)	+	(15,131,546)	(1,223,836)
Increase in net assets from operations		9,460,808	73,329,459
Distributions to Shareholders
Total distributions		($73,744,967)	($58,703,388)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,206,992	$54,078,703	2,353,386	$60,438,285
Shares reinvested		2,764,704	64,998,182	2,159,882	51,772,373
Shares redeemed	+	(3,312,714)	(79,854,864)	(6,109,931)	(154,310,987)
Net transactions in fund shares		1,658,982	$39,222,021	(1,596,663)	($42,100,329)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,941,167	$825,768,809	33,537,830	$853,243,067
Total increase or decrease	+	1,658,982	(25,062,138)	(1,596,663)	(27,474,258)
End of period		33,600,149	$800,706,671	31,941,167	$825,768,809
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Schwab International Core Equity Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$9.64	$11.27	$9.20	$9.62	$9.77	$9.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.24	0.22	0.22	0.19	0.29
Net realized and unrealized gains (losses)	0.46	(1.58)	2.08	(0.45)	(0.01)	(0.08)
Total from investment operations	0.57	(1.34)	2.30	(0.23)	0.18	0.21
Less distributions:
Distributions from net investment income	(0.25)	(0.26)	(0.23)	(0.19)	(0.15)	(0.26)
Distributions from net realized gains	—	(0.03)	—	—	(0.18)	—
Total distributions	(0.25)	(0.29)	(0.23)	(0.19)	(0.33)	(0.26)
Net asset value at end of period	$9.96	$9.64	$11.27	$9.20	$9.62	$9.77
Total return	6.22% [2]	(12.18%)	25.58%	(2.41%)	2.05%	2.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86% [3]	0.86%	0.86%	0.86%	0.86%	0.86%
Gross operating expenses	0.89% [3]	0.89%	0.90%	0.91%	0.92%	0.98%
Net investment income (loss)	2.38% [3]	2.22%	2.15%	2.40%	2.02%	2.95%
Portfolio turnover rate	43% [2]	98%	85%	90%	87%	90%
Net assets, end of period (x 1,000,000)	$1,083	$1,166	$1,227	$772	$679	$423

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 5.3%
AGL Energy Ltd.	91,464	1,434,919
Australia & New Zealand Banking Group Ltd.	406,469	7,797,936
Beach Energy Ltd.	2,370,680	3,554,949
Bravura Solutions Ltd.	273,176	1,112,728
Cochlear Ltd.	7,007	926,220
Commonwealth Bank of Australia	43,223	2,271,594
Evolution Mining Ltd.	1,062,243	2,394,484
Inghams Group Ltd.	1,574,675	4,941,296
Macquarie Group Ltd.	98,557	9,366,274
McMillan Shakespeare Ltd.	84,975	794,729
Qantas Airways Ltd.	990,995	3,920,102
Regis Resources Ltd.	565,201	1,912,198
Sandfire Resources NL	1,064,515	5,294,914
Saracen Mineral Holdings Ltd. *	786,420	1,551,204
Telstra Corp., Ltd.	2,805,203	6,681,552
Westpac Banking Corp.	120,076	2,332,644
Whitehaven Coal Ltd.	376,828	1,117,609
		57,405,352

Austria 0.8%
Erste Group Bank AG	103,477	4,143,337
OMV AG	71,668	3,844,209
Wienerberger AG	47,996	1,102,991
		9,090,537

Belgium 0.5%
Colruyt S.A.	28,565	2,062,081
UCB S.A.	48,067	3,820,315
		5,882,396

Canada 1.3%
Constellation Software, Inc.	1,831	1,615,563
Kirkland Lake Gold Ltd.	144,100	4,658,484
OceanaGold Corp.	340,499	955,644
Parex Resources, Inc. *	413,185	7,038,055
		14,267,746

Denmark 1.7%
Novo Nordisk A/S, Class B	280,557	13,745,761
Topdanmark A/S	86,973	4,692,625
		18,438,386

Finland 0.7%
Fortum Oyj	280,144	5,941,998
Valmet Oyj	70,401	1,939,336
		7,881,334

Security	Number of Shares	Value ($)
France 10.2%
BNP Paribas S.A.	35,156	1,871,463
Christian Dior SE	22,090	10,938,612
Credit Agricole S.A.	118,311	1,624,652
Dassault Aviation S.A.	2,542	3,846,146
Dassault Systemes SE	10,600	1,678,647
Electricite de France S.A.	164,315	2,373,026
Engie S.A.	475,405	7,056,201
Faurecia S.A.	30,287	1,541,048
Gaztransport Et Technigaz S.A.	65,022	5,883,865
Ipsen S.A.	53,236	6,217,428
Kering S.A.	12,364	7,316,451
L'Oreal S.A.	56,114	15,434,294
LVMH Moet Hennessy Louis Vuitton SE	17,500	6,870,799
Neopost S.A.	108,841	2,669,724
Peugeot S.A.	487,604	12,784,429
Sanofi	24,446	2,132,896
Societe Generale S.A.	167,991	5,327,249
Thales S.A.	13,297	1,588,692
TOTAL S.A.	241,228	13,410,048
		110,565,670

Germany 8.5%
adidas AG	54,762	14,106,033
Allianz SE	121,744	29,427,243
Covestro AG	112,464	6,179,626
Deutsche Boerse AG	21,139	2,824,643
Deutsche Lufthansa AG	139,656	3,378,800
Deutsche Pfandbriefbank AG	345,837	4,828,886
Deutsche Telekom AG	310,741	5,206,434
Deutsche Wohnen SE	32,726	1,474,158
HOCHTIEF AG	34,888	5,216,064
MTU Aero Engines AG	31,772	7,495,958
Nemetschek SE	25,031	4,630,739
Siemens AG	24,797	2,973,215
Siltronic AG	39,868	3,906,387
		91,648,186

Hong Kong 4.6%
AIA Group Ltd.	304,800	3,120,980
Anhui Conch Cement Co., Ltd., Class H (a)	205,000	1,251,282
China SCE Group Holdings Ltd.	2,211,000	1,045,054
CITIC Ltd.	3,702,259	5,391,428
CK Asset Holdings Ltd.	854,000	6,866,620
CK Infrastructure Holdings Ltd.	283,000	2,294,995
CNOOC Ltd.	1,283,000	2,330,356
IGG, Inc.	1,840,000	2,332,848
Kerry Properties Ltd.	578,500	2,476,192
Lenovo Group Ltd.	10,046,000	9,309,346
Tencent Holdings Ltd.	210,723	10,386,040
Weichai Power Co., Ltd., Class H (a)	1,628,000	2,665,583
		49,470,724

Italy 2.9%
A2A S.p.A.	1,202,684	2,012,854
Assicurazioni Generali S.p.A.	105,330	2,043,617

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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eni S.p.A.	295,189	5,030,357
Fiat Chrysler Automobiles N.V.	132,950	2,048,945
Italgas S.p.A.	1,079,573	6,743,554
Moncler S.p.A.	136,797	5,624,308
UniCredit S.p.A.	545,885	7,557,289
		31,060,924

Japan 23.9%
AEON REIT Investment Corp.	4,723	5,708,179
Astellas Pharma, Inc.	463,600	6,278,938
Bandai Namco Holdings, Inc.	53,400	2,560,041
Capcom Co., Ltd.	402,700	9,086,397
Central Japan Railway Co.	16,000	3,440,629
Daikyonishikawa Corp.	139,402	1,405,988
Daiwabo Holdings Co., Ltd.	79,000	4,042,886
Fancl Corp.	56,000	1,661,549
Fuji Electric Co., Ltd.	72,000	2,552,472
Haseko Corp.	298,800	3,613,677
Hazama Ando Corp.	336,500	2,262,799
Heiwa Real Estate REIT, Inc.	1,461	1,649,610
Heiwado Co., Ltd.	33,900	624,622
Hitachi Ltd.	276,100	9,182,596
Honda Motor Co., Ltd.	76,000	2,120,623
Hoya Corp.	255,200	18,024,169
Invincible Investment Corp.	15,771	7,980,309
Japan Airlines Co., Ltd.	158,700	5,175,743
Japan Aviation Electronics Industry Ltd.	168,000	2,718,158
Japan Post Holdings Co., Ltd.	777,100	8,703,242
Japan Securities Finance Co., Ltd.	114,300	593,927
Kakaku.com, Inc.	225,500	4,645,865
Kanamoto Co., Ltd.	156,800	3,722,155
Kenedix Office Investment Corp.	637	4,261,538
Keyence Corp.	5,000	3,123,967
Kirin Holdings Co., Ltd.	80,300	1,826,702
Kose Corp.	21,300	3,990,040
Makino Milling Machine Co., Ltd.	72,000	3,054,835
Mitsubishi Heavy Industries Ltd.	70,000	2,917,252
Mitsubishi UFJ Financial Group, Inc.	2,702,700	13,409,514
Mitsubishi UFJ Lease & Finance Co., Ltd.	800,800	4,083,220
Mitsui & Co., Ltd.	136,000	2,199,744
Morinaga & Co., Ltd.	50,000	2,087,428
Nihon Unisys Ltd.	74,452	1,908,673
Nippon Telegraph & Telephone Corp.	50,000	2,080,420
ORIX Corp.	155,400	2,201,370
Recruit Holdings Co., Ltd.	91,400	2,752,407
Round One Corp.	57,000	768,086
Sankyu, Inc.	99,380	4,766,222
Seino Holdings Co., Ltd.	465,000	6,330,308
Shionogi & Co., Ltd.	185,119	10,813,357
Shiseido Co., Ltd.	35,645	2,803,763
Showa Denko K.K.	30,000	1,024,201
Sojitz Corp.	755,000	2,599,277
Sony Corp.	393,998	19,844,931
Sumitomo Mitsui Construction Co., Ltd.	1,177,200	7,682,777
Sumitomo Mitsui Financial Group, Inc.	206,500	7,505,491
Sumitomo Mitsui Trust Holdings, Inc.	35,000	1,221,191
Suzuken Co., Ltd.	100,000	5,766,038
Takuma Co., Ltd.	83,000	1,000,778
The Japan Steel Works Ltd.	198,700	3,840,318
Toei Co., Ltd.	16,000	2,077,778
Toho Holdings Co., Ltd.	43,300	1,014,561
Tokuyama Corp.	392,700	9,756,649
Tokyo Electric Power Co. Holdings, Inc. *	208,000	1,174,862
Tokyo Steel Manufacturing Co., Ltd.	454,600	3,893,114
Tomy Co., Ltd.	105,500	1,131,242
Security	Number of Shares	Value ($)
Toshiba TEC Corp.	96,900	2,677,788
Toyota Motor Corp.	63,800	3,949,886
		259,294,302

Netherlands 5.3%
ABN AMRO Group N.V. CVA	100,054	2,356,500
Adyen N.V. *	1,457	1,187,452
Airbus SE	40,988	5,612,473
ASML Holding N.V.	12,232	2,554,173
ASR Nederland N.V.	36,226	1,611,841
Heineken Holding N.V.	84,413	8,593,578
Koninklijke Ahold Delhaize N.V.	659,722	15,900,345
Koninklijke Philips N.V.	29,091	1,249,276
SBM Offshore N.V.	234,010	4,342,386
Unilever N.V. CVA	69,678	4,215,837
Wolters Kluwer N.V.	140,392	9,799,007
		57,422,868

New Zealand 0.4%
a2 Milk Co., Ltd. *	112,000	1,259,059
Spark New Zealand Ltd.	1,130,460	2,773,780
		4,032,839

Norway 2.2%
DNB A.S.A.	78,089	1,501,589
DNO A.S.A.	2,005,691	4,553,563
Equinor A.S.A.	301,299	6,716,445
Telenor A.S.A.	547,566	11,007,093
		23,778,690

Portugal 0.4%
Altri SGPS S.A.	141,311	1,107,920
Banco Comercial Portugues S.A., Class R *	12,057,489	3,384,451
		4,492,371

Republic of Korea 1.1%
LG Electronics, Inc.	25,000	1,624,301
Samsung Electronics Co., Ltd.	263,580	10,363,231
		11,987,532

Singapore 0.2%
CapitaLand Ltd.	654,000	1,699,493

Spain 2.9%
ACS Actividades de Construccion y Servicios S.A.	259,318	11,925,052
Amadeus IT Group S.A.	114,489	9,124,388
Banco Santander S.A.	383,440	1,943,801
Cia de Distribucion Integral Logista Holdings S.A.	129,165	3,064,428
Ence Energia y Celulosa S.A.	396,094	2,134,274
Telefonica S.A.	415,915	3,467,630
		31,659,573

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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sweden 1.0%
Boliden AB	136,132	4,051,279
Kindred Group plc SDR	562,342	4,910,785
Volvo AB, B Shares	130,411	2,090,022
		11,052,086

Switzerland 8.7%
BKW AG	23,813	1,518,263
Cembra Money Bank AG	71,960	6,683,026
Kardex AG	10,018	1,553,407
Nestle S.A.	248,700	23,944,240
Novartis AG	166,729	13,661,785
Pargesa Holding S.A.	55,590	4,368,758
Partners Group Holding AG	5,780	4,359,650
Roche Holding AG	121,293	32,004,769
Temenos AG *	516	85,835
UBS Group AG *	427,492	5,732,435
		93,912,168

Taiwan 0.3%
Chicony Electronics Co., Ltd.	199,000	490,562
Inventec Corp.	2,043,000	1,641,440
Taiwan Semiconductor Manufacturing Co., Ltd.	144,000	1,209,028
		3,341,030

United Kingdom 15.8%
3i Group plc	713,002	9,976,623
Anglo American plc	61,949	1,607,558
Ashtead Group plc	271,580	7,541,026
AstraZeneca plc	58,173	4,333,877
Auto Trader Group plc	796,739	5,889,783
Avast plc *	292,900	1,159,585
Aviva plc	88,650	497,870
Barclays plc	666,362	1,430,016
BHP Group plc	907,490	21,420,903
BP plc	732,205	5,324,374
BT Group plc	1,202,000	3,586,784
Carnival plc	98,132	5,202,430
Security	Number of Shares	Value ($)
Diageo plc	81,281	3,426,622
Direct Line Insurance Group plc	1,235,595	5,316,825
Dunelm Group plc	62,556	697,449
GlaxoSmithKline plc	339,965	6,983,975
Great Portland Estates plc	171,529	1,690,410
HSBC Holdings plc	186,829	1,627,834
Imperial Brands plc	278,419	8,858,785
International Consolidated Airlines Group S.A.	629,982	4,451,865
Legal & General Group plc	1,783,890	6,487,169
Lloyds Banking Group plc	15,568,145	12,732,175
Next plc	61,023	4,594,647
Rightmove plc	310,436	2,195,125
Rio Tinto plc	39,241	2,289,283
Royal Dutch Shell plc, A Shares	351,976	11,214,458
Smith & Nephew plc	158,503	3,064,256
Tesco plc	2,594,516	8,464,972
Tullow Oil plc	296,912	870,582
Unilever plc	298,669	18,103,844
		171,041,105
Total Common Stock
(Cost $1,006,486,330)		1,069,425,312

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (b)	4,198,733	4,198,733
Total Other Investment Company
(Cost $4,198,733)		4,198,733
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$578,899,900	$—	$578,899,900
Austria	4,143,337	4,947,200	—	9,090,537
Canada	14,267,746	—	—	14,267,746
France	3,846,146	106,719,524	—	110,565,670
Germany	3,906,387	87,741,799	—	91,648,186
Switzerland	1,553,407	92,358,761	—	93,912,168
United Kingdom	697,449	170,343,656	—	171,041,105
Other Investment Company[1]	4,198,733	—	—	4,198,733
Total	$32,613,205	$1,041,010,840	$—	$1,073,624,045
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,010,685,063)		$1,073,624,045
Foreign currency, at value (cost $426,644)		427,067
Receivables:
Investments sold		7,756,120
Dividends		4,914,262
Foreign tax reclaims		2,101,991
Fund shares sold		1,429,625
Prepaid expenses	+	30,919
Total assets		1,090,284,029
Liabilities
Payables:
Investments bought		4,950,130
Investment adviser and administrator fees		542,275
Shareholder service fees		207,021
Fund shares redeemed		917,155
Due to custodian		6,677
Accrued expenses	+	567,948
Total liabilities		7,191,206
Net Assets
Total assets		1,090,284,029
Total liabilities	–	7,191,206
Net assets		$1,083,092,823
Net Assets by Source
Capital received from investors		1,101,586,243
Total distributable loss		(18,493,420)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,083,092,823		108,695,415		$9.96

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Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,872,928)		$17,603,852
Expenses
Investment adviser and administrator fees		3,152,520
Shareholder service fees		1,318,499
Custodian fees		168,236
Portfolio accounting fees		38,872
Registration fees		36,970
Shareholder reports		28,508
Professional fees		24,137
Transfer agent fees		23,503
Independent trustees’ fees		6,528
Other expenses	+	12,580
Total expenses		4,810,353
Expense reduction by CSIM and its affiliates	–	135,927
Net expenses	–	4,674,426
Net investment income		12,929,426
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(78,506,273)
Net realized losses on futures contracts		(118,380)
Net realized gains on foreign currency transactions	+	29,940
Net realized losses		(78,594,713)
Net change in unrealized appreciation (depreciation) on investments		128,275,499
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(6,318)
Net change in unrealized appreciation (depreciation)	+	128,269,181
Net realized and unrealized gains		49,674,468
Increase in net assets resulting from operations		$62,603,894
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Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$12,929,426	$30,286,755
Net realized losses		(78,594,713)	(5,255,760)
Net change in unrealized appreciation (depreciation)	+	128,269,181	(202,582,332)
Increase (decrease) in net assets from operations		62,603,894	(177,551,337)
Distributions to Shareholders
Total distributions		($29,979,566)	($32,281,172)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,108,207	$104,978,646	43,839,389	$487,710,481
Shares reinvested		2,751,748	24,710,692	2,423,051	26,411,257
Shares redeemed	+	(26,177,024)	(245,500,617)	(34,071,759)	(364,936,798)
Net transactions in fund shares		(12,317,069)	($115,811,279)	12,190,681	$149,184,940
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,012,484	$1,166,279,774	108,821,803	$1,226,927,343
Total increase or decrease	+	(12,317,069)	(83,186,951)	12,190,681	(60,647,569)
End of period		108,695,415	$1,083,092,823	121,012,484	$1,166,279,774
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Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Core Equity Fund	Schwab Target 2040 Fund
Schwab Dividend Equity Fund	Schwab Target 2045 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2050 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2055 Fund
Schwab Hedged Equity Fund	Schwab Target 2060 Fund
Schwab Health Care Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2010 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2015 Index Fund
Schwab International Index Fund®	Schwab Target 2020 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2035 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2040 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2045 Index Fund
Schwab Balanced Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of April 30, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2019, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
Short Sales: Dividends declared on short positions are recorded on the ex-date as an expense. When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When a fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on a fund’s records and presented in the Statement of Operations. A fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A fund may also earn rebates as an element of the broker arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statement of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statement of Operations.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Stock Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. The principal type of derivative used by a fund is a futures contract. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund’s investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Short Sales Risk. To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. The price of a borrowed security in a short sale transaction may be more or less than the price at which the security was sold by the fund. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price and could result in a loss to the fund.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab International Core Equity Fund
Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

% of Average Daily Net Assets	Schwab Health Care Fund
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2019, the aggregate advisory fee paid to CSIM by the Schwab Health Care Fund was 0.53%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM, (together, service providers), of certain shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
0.75%	0.89%	0.99%	1.12%	1.33%*	0.82%	0.86%
*	Excludes dividend expenses and stock loan fees paid on securities sold short.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2019, as applicable:
	Underlying Funds
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Small-Cap Equity Fund	Schwab International Core Equity Fund
Schwab Balanced Fund	7.8%	—%	8.0%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.8%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.5%	—%	—%
Schwab Monthly Income Fund - Moderate Payout	—%	1.4%	—%	—%
Schwab Target 2010 Fund	0.1%	0.0%*	0.1%	0.2%
Schwab Target 2015 Fund	0.2%	0.0%*	0.2%	0.3%
Schwab Target 2020 Fund	1.6%	0.1%	1.7%	2.5%
Schwab Target 2025 Fund	2.3%	0.2%	2.4%	3.4%
Schwab Target 2030 Fund	4.8%	1.2%	5.4%	6.9%
Schwab Target 2035 Fund	2.5%	0.9%	3.1%	3.7%
Schwab Target 2040 Fund	5.7%	2.7%	7.7%	8.6%
Schwab Target 2045 Fund	0.9%	0.5%	1.3%	1.4%
Schwab Target 2050 Fund	0.9%	0.5%	1.3%	1.4%
Schwab Target 2055 Fund	0.5%	0.3%	0.8%	0.8%
Schwab Target 2060 Fund	0.1%	0.1%	0.1%	0.1%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Core Equity Fund	$1,121,571,874	$1,212,801,687
Schwab Dividend Equity Fund	365,677,107	746,922,498
Schwab Large-Cap Growth Fund	66,915,056	135,932,717
Schwab Small-Cap Equity Fund	350,102,424	327,097,530
Schwab Hedged Equity Fund*	227,874,750	256,041,081
Schwab Health Care Fund	184,422,361	209,635,926
Schwab International Core Equity Fund	467,070,760	606,578,319
*	Including securities sold short.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2019 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Core Equity Fund	$4,134,946	31
Schwab Dividend Equity Fund	36,440,143*	279*
Schwab Large-Cap Growth Fund	639,017	5
Schwab Small-Cap Equity Fund	6,330,593	84
Schwab Hedged Equity Fund	522,855	4
Schwab Health Care Fund	1,628,646	12
Schwab International Core Equity Fund	1,139,914*	13*
*	During the period, the fund did not hold futures contracts at any month-end. The average notional amounts and number of contracts were calculated by aggregating the highest daily values held each month during the period.
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Financial Notes, unaudited (continued)

9. Federal Income Taxes:
As of April 30, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
Tax cost	$1,730,956,108	$764,826,837	$127,635,431	$605,085,192	$127,925,395	$587,369,904	$1,014,043,812
Gross unrealized appreciation	$511,326,210	$157,261,686	$62,398,538	$78,835,437	$37,857,450	$229,540,544	$91,244,975
Gross unrealized depreciation	(21,973,308)	(17,606,662)	(2,907,179)	(48,259,454)	(24,982,891)	(17,712,741)	(31,664,742)
Net unrealized appreciation (depreciation)	$489,352,902	$139,655,024	$59,491,359	$30,575,983	$12,874,559	$211,827,803	$59,580,233
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
No expiration	$—	$—	$—	$—	$—

Expiration Date	Schwab Health Care Fund	Schwab International Core Equity Fund
No expiration	$—	$8,481,486
Total	$—	$8,481,486
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2019. The tax-basis components of distributions paid during the year ended October 31, 2018 were as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
Ordinary income	$106,313,933	$66,835,738	$8,808,544	$20,943,065	$125,442
Long-term capital gains	145,688,756	79,534,655	10,650,342	61,623,293	15,117,887

	Schwab Health Care Fund	Schwab International Core Equity Fund
Ordinary income	$14,878,678	$28,754,784
Long-term capital gains	43,824,710	3,526,388
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Schwab Active Equity Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Schwab Active Equity Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Schwab Active Equity Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Active Equity Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced Index  An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015, and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index  An index that measures the performance of healthcare providers, researchers, and supplies producers around the world. The index is quoted in U.S. dollars.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Active Equity Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR27230-16
00230102

Semiannual Report  |  April 30, 2019
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental International
Large Company Index Fund
Schwab Fundamental International
Small Company Index Fund
Schwab Fundamental Emerging Markets
Large Company Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2019
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	6.66%
Russell RAFITM US Large Company Index	6.76%
Russell 1000® Index	10.00%
Fund Category: Morningstar Large Value[1]	6.85%
Performance Details	pages 8-9

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	5.46%
Russell RAFITM US Small Company Index	5.58%
Russell 2000® Index	6.06%
Fund Category: Morningstar Small Blend[1]	5.23%
Performance Details	pages 10-11

Schwab Fundamental International Large Company Index Fund[2] (Ticker Symbol: SFNNX)	5.73%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	5.22%
MSCI EAFE® Index (Net)[3]	7.45%
Fund Category: Morningstar Foreign Large Value[1]	5.18%
Performance Details	pages 12-13
Total Return for the 6 Months Ended April 30, 2019
Schwab Fundamental International Small Company Index Fund[2] (Ticker Symbol: SFILX)	4.13%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	3.79%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	5.10%
Fund Category: Morningstar Foreign Small/Mid Blend[1]	5.90%
Performance Details	pages 14-15

Schwab Fundamental Emerging Markets Large Company Index Fund[2] (Ticker Symbol: SFENX)	8.70%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	8.95%
MSCI Emerging Markets Index (Net)[3]	13.76%
Fund Category: Morningstar Diversified Emerging Markets[1]	13.16%
Performance Details	pages 16-17

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — The funds are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors are often warned that they should not overreact to sudden changes in the market, and recent swings in stock performance have certainly shown why. After declining 9.0% in the final month of 2018, the S&P 500® Index rebounded in January, ending up with a 9.8% return for the full six-month period ended April 30, 2019. Similarly, the MSCI EAFE® Index (Net)*, which broadly represents the performance of international stocks, returned 7.5% for the period after falling 4.9% in December. Those who stayed invested were rewarded for their patience, but many investors appear to be skeptical of recent gains. In fact, data shows that investors pulled money out of stock mutual funds late last year and continued to do so into the first months of 2019 despite the market’s recovery.
As investors, we will always be faced with market headwinds or tailwinds. At Charles Schwab Investment Management, we believe the challenge is to not let these ups and downs unduly influence investment decisions. As the adage goes, time in the market is more important than timing the market. That’s why having a long-term investing plan and a portfolio based on your individual goals and risk tolerance is important. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing—all of which are designed to help make it easier for investors to stay invested and focused on their long-term goals.
The Schwab Fundamental Index Funds are an important part of this approach. The funds can serve as a complement to traditional market-cap index and actively managed strategies, offering investors the potential for more attractive risk-adjusted returns across various market cycles. In weighting fund holdings based on objective financial measures of company size, Fundamental Index funds can have different risk exposures than index funds that use market capitalization to weight the same set of stocks. As a result, Fundamental Index and market-cap index strategies can perform differently over time—a key reason why we believe many investors can benefit from combining both approaches.
As the first asset manager to offer Fundamental Index mutual funds, we are proud of our funds’ track record. Two of the Schwab Fundamental Index Funds in this report were recently recognized with 2019 Lipper Fund Awards for outstanding performance. The Schwab Fundamental US Large Company Index Fund was named best in class among 88 large-cap value funds for the 10-year period ended November 30, 2018. The Schwab Fundamental International Small Company Index Fund was named best in class among 10

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Schwab Fundamental Index Funds
From the President (continued)

“ The Schwab Fundamental US Large Company Index Fund was named best in class among 88 large-cap value funds for the 10-year period ended November 30, 2018. The Schwab Fundamental International Small Company Index Fund was named best in class among 10 international small/mid-cap core funds over the same time period.”
international small/mid-cap core funds over the same time period.1 We see this recognition as a testament to our commitment to offering products that seek steady, reliable results. That’s been a cornerstone of our philosophy—and it will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of giving investors what they want and need, without unnecessary costs or complexity. It’s been my privilege to be part of the great team Marie built, and I look forward to furthering our organization’s important mission.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	The Thomson Reuters Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers. The Lipper Fund Awards are based on the Lipper Leader for Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Lipper Fund Award. For more information, see www.lipperfundawards.com. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper.
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Schwab Fundamental Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2019, both U.S. and international equities generated positive returns. The first two months of the reporting period were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, trade negotiations with China, falling oil prices, the waning strength of the U.S. economy, and the pace of interest rate hikes despite low inflation. By late December, major market indices had fallen to near–bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks staged a strong recovery in the first four months of 2019 as investors were buoyed by renewed signs of economic strength both domestically and internationally, recovering oil prices, and a more dovish Fed. The U.S. dollar, as measured against a basket of international currencies, ended the period just below its highest level since May 2017. Small-cap stocks lagged large-caps, and growth stocks outperformed value stocks. By the end of the reporting period, several key market indices had reached new highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.76%. The Russell 2000® Index, a U.S. small-cap company measure, returned 6.06%. Markets outside the U.S. also rebounded in the first four months of 2019 but to varying degrees. The MSCI EAFE® Index (Net)*, a broad measure of international developed equity market performance, returned 7.45% for the reporting period, while the MSCI Emerging Markets Index (Net)* returned 13.76%.
In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained momentum at the start of 2019, demonstrating surprisingly resilient growth despite lingering uncertainties on various fronts. Global oil prices fell precipitously in the last two months of 2018 amid concerns of economic slowing, a global oil glut, and increased geopolitical risk related to North Korea and Iran, but rebounded steadily throughout the first four months of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds
The Investment Environment (continued)

In the U.S., gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from the previous two quarters, but jumped to 3.1% for the first quarter of 2019. The labor market remained strong, with the unemployment rate hitting a 50-year low in April. Despite a tight labor market, growing economy, and recovering oil prices, inflation and wage pressure remained in check. The 35-day partial U.S. government shutdown that began in late December and extended through late January had surprisingly little effect on the market, with the exception of consumer confidence, which fell in January but subsequently rebounded as the market rallied. U.S. manufacturing slowed, however, as manufacturers grappled with a cooling global economy and uncertainty surrounding trade and tariffs. From a sector perspective, cyclical and growth-oriented sectors, such as the Consumer Discretionary, Industrials, and Information Technology sectors, generally outperformed value-oriented sectors, including the Materials and Energy sectors.
Outside the U.S., conditions were softer but most economies showed renewed strength in early 2019. The eurozone and China showed particular resiliency, with both reporting positive GDP growth in the first quarter of 2019, exceeding expectations. For the first quarter of 2019, the eurozone economy expanded by 0.4%, up from 0.2% the previous quarter. Amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures, the United Kingdom’s economy continued to show resiliency in the first few months of 2019, growing modestly in the fourth quarter of 2018 although at a slower pace than in the third quarter. Japan’s economy expanded in the fourth quarter of 2018 after having contracted the previous quarter. However, Japanese equities underperformed equities in many other international markets, contributing to the U.S. market outperforming international markets. Several other Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the reporting period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the reporting period, negotiations continued between the two countries in an effort to resolve the underlying issues.
Globally, monetary policy mostly remained accommodative during the reporting period, with several central banks scaling back plans to raise interest rates. In the U.S., after raising short-term interest rates in December by 0.25%—the fourth such increase in 2018—the Fed held rates steady at its first three meetings in 2019, citing a still-healthy economy and continued low inflation, and reasserted its willingness to take a wait-and-see approach toward future rate hikes. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September 2019, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December 2018. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its March meeting and reaffirmed its pledge to gradual and limited rate hikes given ongoing concerns over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. In December, the People’s Bank of China maintained its prudent (but no longer neutral) policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds. Beginning in January 2019, China started a fiscal stimulus program intended to continue spurring growth within the Chinese economy. This has helped not only the Chinese economy, but the economies of other emerging market countries that are linked to the Chinese economy.
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Schwab Fundamental Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF Portfolio Management and Research Team where he performed portfolio management, trading and analytics/research functions of ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	6.66%	9.54%	9.20%	15.30%
Russell RAFITM US Large Company Index[3]	6.76%	9.74%	9.51%	N/A
Fundamental U.S. Large Company Spliced Index	6.76%	9.74%	9.51%	15.61%
Russell 1000® Index	10.00%	13.33%	11.41%	15.39%
Fund Category: Morningstar Large Value[4]	6.85%	7.41%	7.75%	12.88%
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—The Schwab Fundamental US Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell RAFITM US Large Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	708
Weighted Average Market Cap (millions)	$175,469
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	12% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	5.46%	4.25%	7.95%	15.34%
Russell RAFITM US Small Company Index[3]	5.58%	4.48%	8.20%	N/A
Fundamental U.S. Small Company Spliced Index	5.58%	4.48%	8.20%	15.76%
Russell 2000® Index	6.06%	4.61%	8.63%	14.10%
Fund Category: Morningstar Small Blend[4]	5.23%	3.23%	7.00%	13.39%
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—The Schwab Fundamental US Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell RAFITM US Small Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	937
Weighted Average Market Cap (millions)	$4,350
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	22% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	5.73%	-4.59%	1.97%	7.76%
Russell RAFITM Developed ex US Large Company Index (Net)[3,4]	5.22%	-5.10%	2.11%	N/A
Fundamental Developed ex-U.S. Large Company Spliced Index	5.22%	-5.10%	2.11%	8.06%
MSCI EAFE® Index (Net)[3]	7.45%	-3.22%	2.60%	7.95%
Fund Category: Morningstar Foreign Large Value[5]	5.18%	-5.96%	0.76%	6.92%
Fund Expense Ratio[6]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—The Schwab Fundamental International Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Developed ex US Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	968
Weighted Average Market Cap (millions)	$59,357
Price/Earnings Ratio (P/E)	13.1
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	18% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	4.13%	-9.51%	4.64%	10.70%
Russell RAFITM Developed ex US Small Company Index (Net)[3,4]	3.79%	-9.93%	4.96%	N/A
Fundamental Developed ex-U.S. Small Company Spliced Index	3.79%	-9.93%	4.96%	11.37%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	5.10%	-8.16%	4.23%	10.56%
Fund Category: Morningstar Foreign Small/Mid Blend[5]	5.90%	-8.65%	3.23%	10.56%
Fund Expense Ratio[6]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—The Schwab Fundamental International Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Developed ex US Small Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	1,689
Weighted Average Market Cap (millions)	$3,401
Price/Earnings Ratio (P/E)	14.4
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	24% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	8.70%	-4.42%	3.74%	6.24%
Russell RAFITM Emerging Markets Large Company Index (Net)[3,4]	8.95%	-4.46%	4.46%	N/A
Fundamental Emerging Markets Large Company Spliced Index	8.95%	-4.46%	4.46%	7.47%
MSCI Emerging Markets Index (Net)[3]	13.76%	-5.04%	4.04%	7.50%
Fund Category: Morningstar Diversified Emerging Markets[5]	13.16%	-5.91%	2.88%	7.52%
Fund Expense Ratio[6]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—The Schwab Fundamental Emerging Markets Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Emerging Markets Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	277
Weighted Average Market Cap (millions)	$69,216
Price/Earnings Ratio (P/E)	10.1
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	31% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Fundamental Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2018 and held through April 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19	Expenses Paid During Period 11/1/18-4/30/19[2]
Schwab Fundamental US Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,066.60	$1.28
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental US Small Company Index Fund
Actual Return	0.25%	$1,000.00	$1,054.60	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental International Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,057.30	$1.28
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental International Small Company Index Fund
Actual Return	0.39%	$1,000.00	$1,041.30	$1.97
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.87	$1.96
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.39%	$1,000.00	$1,087.00	$2.02
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.87	$1.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Fundamental US Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$17.47	$16.89	$15.12	$15.14	$15.56	$13.65
Income (loss) from investment operations:
Net investment income (loss)	0.20 [1]	0.38 [1]	0.35 [1]	0.34 [1]	0.33 [1]	0.26
Net realized and unrealized gains (losses)	0.68	0.76	2.52	0.44	(0.10)	1.87
Total from investment operations	0.88	1.14	2.87	0.78	0.23	2.13
Less distributions:
Distributions from net investment income	(0.42)	(0.36)	(0.34)	(0.34)	(0.26)	(0.22)
Distributions from net realized gains	(0.99)	(0.20)	(0.76)	(0.46)	(0.39)	—
Total distributions	(1.41)	(0.56)	(1.10)	(0.80)	(0.65)	(0.22)
Net asset value at end of period	$16.94	$17.47	$16.89	$15.12	$15.14	$15.56
Total return	6.66% [2]	6.83%	19.69%	5.61%	1.44%	15.74%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.31% [4]	0.39%	0.39%	0.39%
Net operating expenses	N/A	N/A [5]	0.30% [4]	0.35%	0.35%	0.35%
Net investment income (loss)	2.51% [3]	2.17%	2.19%	2.33%	2.16%	1.95%
Portfolio turnover rate	12% [2]	10%	15%	11%	12%	14%
Net assets, end of period (x 1,000,000)	$5,116	$4,887	$5,367	$4,569	$4,886	$4,465

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Ford Motor Co.	2,714,803	0.6	28,369,691
General Motors Co.	818,456	0.6	31,878,861
Other Securities		0.6	30,295,875
		1.8	90,544,427

Banks 5.1%
Bank of America Corp.	1,059,016	0.6	32,384,709
Citigroup, Inc.	585,410	0.8	41,388,487
JPMorgan Chase & Co.	568,773	1.3	66,006,107
Wells Fargo & Co.	1,121,494	1.1	54,291,525
Other Securities		1.3	68,417,536
		5.1	262,488,364

Capital Goods 8.4%
General Electric Co.	5,896,973	1.2	59,972,215
The Boeing Co.	64,797	0.5	24,473,179
United Technologies Corp.	218,240	0.6	31,123,206
Other Securities		6.1	312,277,438
		8.4	427,846,038

Commercial & Professional Services 0.7%
Other Securities		0.7	33,305,757

Consumer Durables & Apparel 1.4%
Other Securities		1.4	73,326,856

Consumer Services 1.9%
McDonald's Corp.	160,068	0.6	31,624,635
Other Securities		1.3	65,449,637
		1.9	97,074,272

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	279,732	1.2	60,620,722
The Charles Schwab Corp. (b)	62,774	0.1	2,873,794
The Goldman Sachs Group, Inc.	110,128	0.4	22,677,558
Other Securities		3.4	174,141,352
		5.1	260,313,426

Energy 9.8%
Chevron Corp.	804,553	1.9	96,594,633
ConocoPhillips	400,420	0.5	25,274,510
Exxon Mobil Corp.	1,979,580	3.1	158,920,682
Phillips 66	271,032	0.5	25,550,187
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	319,171	0.6	28,936,043
Other Securities		3.2	167,921,482
		9.8	503,197,537

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	112,251	0.5	27,560,988
Walmart, Inc.	726,009	1.5	74,662,765
Other Securities		1.0	48,705,551
		3.0	150,929,304

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	394,850	0.4	21,452,200
PepsiCo, Inc.	282,066	0.7	36,118,551
Philip Morris International, Inc.	394,197	0.7	34,121,692
The Coca-Cola Co.	683,051	0.7	33,510,482
Other Securities		2.1	112,254,498
		4.6	237,457,423

Health Care Equipment & Services 5.2%
Anthem, Inc.	81,301	0.4	21,384,602
CVS Health Corp.	729,302	0.8	39,659,443
UnitedHealth Group, Inc.	149,905	0.7	34,938,358
Other Securities		3.3	168,086,535
		5.2	264,068,938

Household & Personal Products 1.9%
The Procter & Gamble Co.	598,513	1.2	63,729,664
Other Securities		0.7	31,148,055
		1.9	94,877,719

Insurance 3.9%
American International Group, Inc.	762,282	0.7	36,261,755
The Travelers Cos., Inc.	150,195	0.4	21,590,531
Other Securities		2.8	143,147,050
		3.9	200,999,336

Materials 3.2%
Other Securities		3.2	165,841,012

Media & Entertainment 4.6%
Alphabet, Inc., Class A *	19,585	0.5	23,481,632
Alphabet, Inc., Class C *	19,921	0.5	23,675,710
Comcast Corp., Class A	1,089,492	0.9	47,425,587

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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
The Walt Disney Co.	423,520	1.1	58,009,534
Other Securities		1.6	83,652,150
		4.6	236,244,613

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Gilead Sciences, Inc.	405,982	0.5	26,405,069
Johnson & Johnson	435,779	1.2	61,531,995
Merck & Co., Inc.	562,937	0.9	44,308,771
Pfizer, Inc.	1,417,050	1.1	57,546,401
Other Securities		2.2	111,815,864
		5.9	301,608,100

Real Estate 1.7%
Other Securities		1.7	87,297,708

Retailing 5.1%
Lowe's Cos., Inc.	223,238	0.5	25,257,147
Target Corp.	310,236	0.5	24,018,471
The Home Depot, Inc.	197,079	0.8	40,144,992
Other Securities		3.3	173,393,896
		5.1	262,814,506

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	1,096,215	1.1	55,950,814
QUALCOMM, Inc.	478,430	0.8	41,207,176
Other Securities		1.4	71,414,012
		3.3	168,572,002

Software & Services 6.5%
International Business Machines Corp.	409,850	1.1	57,489,659
Microsoft Corp.	793,504	2.0	103,631,622
Oracle Corp.	624,595	0.7	34,558,841
Other Securities		2.7	138,784,700
		6.5	334,464,822

Technology Hardware & Equipment 6.9%
Apple, Inc.	986,129	3.9	197,886,506
Cisco Systems, Inc.	827,043	0.9	46,273,056
Other Securities		2.1	110,378,224
		6.9	354,537,786

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 3.7%
AT&T, Inc.	3,145,857	1.9	97,395,733
Verizon Communications, Inc.	1,261,599	1.4	72,150,847
Other Securities		0.4	17,370,742
		3.7	186,917,322

Transportation 2.2%
Union Pacific Corp.	151,346	0.5	26,794,296
Other Securities		1.7	86,336,762
		2.2	113,131,058

Utilities 3.9%
Other Securities		3.9	200,664,431
Total Common Stock
(Cost $3,336,729,381)			5,108,522,757

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Other Securities		0.1	3,826,983
Total Other Investment Company
(Cost $3,826,983)			3,826,983

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	57	8,403,225	99,796
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,673,979.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2019:
	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	53,515	9,759	(500)	62,774	$2,873,794	($30,561)	$15,241	$16,602

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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,108,522,757	$—	$—	$5,108,522,757
Other Investment Company[1]	3,826,983	—	—	3,826,983
Futures Contracts[2]	99,796	—	—	99,796
Total	$5,112,449,536	$—	$—	$5,112,449,536
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investment in affiliated issuer, at value (cost $1,344,827)		$2,873,794
Investments in unaffiliated issuers, at value (cost $3,335,384,554) including securities on loan of $3,673,979		5,105,648,963
Collateral invested for securities on loan, at value (cost $3,826,983)		3,826,983
Deposit with broker for futures contracts		472,500
Receivables:
Dividends		6,067,145
Fund shares sold		4,781,427
Income from securities on loan		26,840
Variation margin on futures contracts	+	15,053
Total assets		5,123,712,705
Liabilities
Collateral held for securities on loan		3,826,983
Payables:
Investment adviser fees		1,039,013
Fund shares redeemed		2,670,073
Due to custodian	+	484,168
Total liabilities		8,020,237
Net Assets
Total assets		5,123,712,705
Total liabilities	–	8,020,237
Net assets		$5,115,692,468
Net Assets by Source
Capital received from investors		3,278,512,857
Total distributable earnings		1,837,179,611

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,115,692,468		302,000,735		$16.94

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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated issuer		$16,602
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,208)		64,930,904
Securities on loan, net	+	118,434
Total investment income		65,065,940
Expenses
Investment adviser fees		5,901,606
Total expenses	–	5,901,606
Net investment income		59,164,334
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		15,241
Net realized gains on unaffiliated issuers		59,801,161
Net realized gains on futures contracts	+	3,979,561
Net realized gains		63,795,963
Net change in unrealized appreciation (depreciation) on affiliated issuer		(30,561)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		181,268,453
Net change in unrealized appreciation (depreciation) on futures contracts	+	533,979
Net change in unrealized appreciation (depreciation)	+	181,771,871
Net realized and unrealized gains		245,567,834
Increase in net assets resulting from operations		$304,732,168
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$59,164,334	$115,152,596
Net realized gains		63,795,963	251,731,202
Net change in unrealized appreciation (depreciation)	+	181,771,871	250,974
Increase in net assets from operations		304,732,168	367,134,772
Distributions to Shareholders
Total distributions		($384,906,616)	($177,108,409)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,518,188	$746,204,863	39,154,381	$686,476,408
Shares reinvested		17,039,769	240,260,741	6,432,720	110,964,408
Shares redeemed	+	(42,257,525)	(677,333,715)	(83,654,201)	(1,467,928,658)
Net transactions in fund shares		22,300,432	$309,131,889	(38,067,100)	($670,487,842)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		279,700,303	$4,886,735,027	317,767,403	$5,367,196,506
Total increase or decrease	+	22,300,432	228,957,441	(38,067,100)	(480,461,479)
End of period		302,000,735	$5,115,692,468	279,700,303	$4,886,735,027
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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$14.68	$15.32	$12.69	$12.82	$13.51	$12.78
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.22 [1]	0.21 [1]	0.18 [1]	0.18 [1]	0.14
Net realized and unrealized gains (losses)	0.37	0.17	2.68	0.43	(0.03)	1.23
Total from investment operations	0.50	0.39	2.89	0.61	0.15	1.37
Less distributions:
Distributions from net investment income	(0.22)	(0.21)	(0.17)	(0.18)	(0.16)	(0.12)
Distributions from net realized gains	(1.13)	(0.82)	(0.09)	(0.56)	(0.68)	(0.52)
Total distributions	(1.35)	(1.03)	(0.26)	(0.74)	(0.84)	(0.64)
Net asset value at end of period	$13.83	$14.68	$15.32	$12.69	$12.82	$13.51
Total return	5.46% [2]	2.40%	22.94%	5.37%	1.01%	10.99%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.33% [4]	0.43%	0.43%	0.44%
Net operating expenses	N/A	N/A [5]	0.30% [4]	0.35%	0.35%	0.35%
Net investment income (loss)	1.92% [3]	1.42%	1.43%	1.50%	1.37%	1.14%
Portfolio turnover rate	22% [2]	30%	27%	30%	31%	29%
Net assets, end of period (x 1,000,000)	$1,775	$1,782	$1,727	$1,361	$1,416	$1,208

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
26
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.6%
Delphi Technologies plc	207,435	0.3	4,590,537
Other Securities		1.3	24,551,593
		1.6	29,142,130

Banks 6.8%
Other Securities		6.8	121,580,888

Capital Goods 11.8%
Graco, Inc.	80,814	0.2	4,141,718
ITT, Inc.	74,745	0.3	4,525,810
Lennox International, Inc.	17,261	0.3	4,685,498
MasTec, Inc. *	80,178	0.2	4,061,016
Moog, Inc., Class A	43,839	0.2	4,105,084
Mueller Industries, Inc.	142,328	0.2	4,151,708
NOW, Inc. *	287,200	0.2	4,198,864
Teledyne Technologies, Inc. *	18,289	0.3	4,544,999
Universal Forest Products, Inc.	118,001	0.2	4,360,137
Woodward, Inc.	42,965	0.3	4,678,889
Other Securities		9.4	166,494,128
		11.8	209,947,851

Commercial & Professional Services 5.1%
Clean Harbors, Inc. *	55,159	0.2	4,192,084
Copart, Inc. *	66,019	0.3	4,444,399
Stericycle, Inc. *	75,397	0.2	4,402,431
Other Securities		4.4	76,949,722
		5.1	89,988,636

Consumer Durables & Apparel 3.7%
Deckers Outdoor Corp. *	33,680	0.3	5,328,513
Other Securities		3.4	61,028,370
		3.7	66,356,883

Consumer Services 5.5%
Adtalem Global Education, Inc. *	83,488	0.2	4,117,628
Brinker International, Inc.	97,549	0.2	4,172,171
Graham Holdings Co., Class B	5,663	0.2	4,210,044
Wyndham Hotels & Resorts, Inc.	112,627	0.4	6,275,576
Other Securities		4.5	78,783,906
		5.5	97,559,325

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.3%
Federated Investors, Inc., Class B	136,957	0.2	4,208,689
SLM Corp.	567,787	0.3	5,768,716
Other Securities		3.8	65,942,546
		4.3	75,919,951

Energy 4.6%
Cosan Ltd., Class A	366,384	0.3	4,477,212
Other Securities		4.3	76,905,519
		4.6	81,382,731

Food & Staples Retailing 0.7%
Other Securities		0.7	12,059,020

Food, Beverage & Tobacco 2.6%
Darling Ingredients, Inc. *	190,322	0.2	4,150,923
TreeHouse Foods, Inc. *	69,474	0.3	4,653,368
Other Securities		2.1	37,153,309
		2.6	45,957,600

Health Care Equipment & Services 3.4%
Community Health Systems, Inc. *	1,534,066	0.3	5,277,187
Other Securities		3.1	55,281,788
		3.4	60,558,975

Household & Personal Products 0.9%
Avon Products, Inc. *	1,681,383	0.3	5,346,798
Other Securities		0.6	11,011,821
		0.9	16,358,619

Insurance 2.7%
Brown & Brown, Inc.	128,068	0.2	4,066,159
Primerica, Inc.	37,849	0.3	4,931,346
Other Securities		2.2	39,616,729
		2.7	48,614,234

Materials 6.5%
Other Securities		6.5	114,628,407

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media & Entertainment 3.6%
Sinclair Broadcast Group, Inc., Class A	94,232	0.2	4,314,883
TEGNA, Inc.	393,849	0.4	6,270,076
Other Securities		3.0	53,311,956
		3.6	63,896,915

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
PerkinElmer, Inc.	48,142	0.3	4,613,929
Other Securities		1.7	30,497,206
		2.0	35,111,135

Real Estate 10.4%
American Campus Communities, Inc.	86,622	0.2	4,088,558
Apartment Investment & Management Co., Class A	92,855	0.3	4,583,323
Extra Space Storage, Inc.	39,170	0.2	4,061,537
Federal Realty Investment Trust	30,621	0.2	4,098,621
Liberty Property Trust	91,216	0.3	4,527,962
SBA Communications Corp. *	19,796	0.2	4,033,039
Other Securities		9.0	158,893,539
		10.4	184,286,579

Retailing 3.6%
Asbury Automotive Group, Inc. *	56,726	0.3	4,548,291
Other Securities		3.3	58,873,934
		3.6	63,422,225

Semiconductors & Semiconductor Equipment 2.5%
Cree, Inc. *	88,526	0.3	5,850,683
Teradyne, Inc.	98,261	0.3	4,814,789
Other Securities		1.9	34,622,554
		2.5	45,288,026

Software & Services 5.3%
Genpact Ltd.	144,929	0.3	5,260,923
KBR, Inc.	204,146	0.3	4,536,124
VMware, Inc., Class A	21,662	0.2	4,421,864
Worldpay, Inc., Class A *	40,671	0.3	4,767,048
Other Securities		4.2	74,356,575
		5.3	93,342,534

Technology Hardware & Equipment 4.7%
Insight Enterprises, Inc. *	86,841	0.3	4,913,464
Other Securities		4.4	78,131,416
		4.7	83,044,880

Telecommunication Services 0.6%
Other Securities		0.6	11,014,056

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 3.0%
Alaska Air Group, Inc.	129,629	0.5	8,024,035
JetBlue Airways Corp. *	424,903	0.4	7,881,951
Other Securities		2.1	37,677,202
		3.0	53,583,188

Utilities 3.7%
Hawaiian Electric Industries, Inc.	116,955	0.3	4,851,293
Southwest Gas Holdings, Inc. *	52,293	0.2	4,350,255
Other Securities		3.2	56,719,562
		3.7	65,921,110
Total Common Stock
(Cost $1,391,996,106)			1,768,965,898

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	16,685
Total Rights
(Cost $16,685)			16,685

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
Other Securities		0.2	3,954,496

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	9,426,565	0.6	9,426,565
Total Other Investment Companies
(Cost $13,381,061)			13,381,061

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/21/19	81	6,456,510	41,426
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,923,478.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

28
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,584,679,319	$—	$—	$1,584,679,319
Real Estate	184,286,579	—	— *	184,286,579
Rights [1]
Materials	—	—	16,685	16,685
Other Investment Companies[1]	13,381,061	—	—	13,381,061
Futures Contracts[2]	41,426	—	—	41,426
Total	$1,782,388,385	$—	$16,685	$1,782,405,070
*	Level 3 amount shown includes securities determined to have no value at April 30, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
29
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,395,967,287) including securities on loan of $8,923,478		$1,772,937,079
Collateral invested for securities on loan, at value (cost $9,426,565)		9,426,565
Deposit with broker for futures contracts		639,000
Receivables:
Fund shares sold		2,505,495
Dividends		672,883
Income from securities on loan	+	47,036
Total assets		1,786,228,058
Liabilities
Collateral held for securities on loan		9,426,565
Payables:
Investment adviser fees		362,243
Fund shares redeemed		1,101,640
Variation margin on futures contracts	+	29,195
Total liabilities		10,919,643
Net Assets
Total assets		1,786,228,058
Total liabilities	–	10,919,643
Net assets		$1,775,308,415
Net Assets by Source
Capital received from investors		1,388,552,894
Total distributable earnings		386,755,521

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,775,308,415		128,357,944		$13.83

30
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $12,759)		$17,910,387
Securities on loan, net	+	430,591
Total investment income		18,340,978
Expenses
Investment adviser fees		2,110,704
Total expenses	–	2,110,704
Net investment income		16,230,274
Realized and Unrealized Gains (Losses)
Net realized gains on investments		11,699,320
Net realized gains on futures contracts	+	2,002,489
Net realized gains		13,701,809
Net change in unrealized appreciation (depreciation) on investments		53,224,361
Net change in unrealized appreciation (depreciation) on futures contracts	+	173,868
Net change in unrealized appreciation (depreciation)	+	53,398,229
Net realized and unrealized gains		67,100,038
Increase in net assets resulting from operations		$83,330,312
31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$16,230,274	$26,131,598
Net realized gains		13,701,809	123,072,248
Net change in unrealized appreciation (depreciation)	+	53,398,229	(113,831,426)
Increase in net assets from operations		83,330,312	35,372,420
Distributions to Shareholders
Total distributions		($157,177,616)	($115,282,747)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,271,557	$246,587,591	26,248,657	$407,763,547
Shares reinvested		9,687,290	109,950,745	5,106,460	76,494,776
Shares redeemed	+	(21,944,959)	(288,973,644)	(22,738,643)	(350,131,276)
Net transactions in fund shares		7,013,888	$67,564,692	8,616,474	$134,127,047
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,344,056	$1,781,591,027	112,727,582	$1,727,374,307
Total increase or decrease	+	7,013,888	(6,282,612)	8,616,474	54,216,720
End of period		128,357,944	$1,775,308,415	121,344,056	$1,781,591,027
32
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$8.69	$9.55	$7.96	$8.19	$8.84	$9.05
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.29 [1]	0.25 [1]	0.24 [1]	0.25 [1]	0.30
Net realized and unrealized gains (losses)	0.32	(0.89)	1.59	(0.25)	(0.60)	(0.26)
Total from investment operations	0.46	(0.60)	1.84	(0.01)	(0.35)	0.04
Less distributions:
Distributions from net investment income	(0.28)	(0.26)	(0.25)	(0.22)	(0.30)	(0.25)
Net asset value at end of period	$8.87	$8.69	$9.55	$7.96	$8.19	$8.84
Total return	5.73% [2]	(6.53%)	23.83%	0.07%	(4.07%)	0.39%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.34% [4]	0.46%	0.46%	0.48%
Net operating expenses	N/A	N/A [5]	0.29% [4]	0.35%	0.35%	0.35%
Net investment income (loss)	3.32% [3]	3.10%	2.92%	3.20%	2.96%	3.52%
Portfolio turnover rate	18% [2]	13%	11%	18%	11%	8%
Net assets, end of period (x 1,000,000)	$1,437	$1,349	$1,372	$971	$1,173	$908

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
33
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.2% of net assets

Australia 5.8%
Australia & New Zealand Banking Group Ltd.	306,977	0.4	5,889,224
BHP Group Ltd.	337,581	0.6	8,933,184
Commonwealth Bank of Australia	153,371	0.6	8,060,445
National Australia Bank Ltd.	301,614	0.4	5,385,326
Westpac Banking Corp.	362,675	0.5	7,045,469
Other Securities		3.3	48,036,841
		5.8	83,350,489

Austria 0.3%
Other Securities		0.3	4,262,354

Belgium 0.9%
Anheuser-Busch InBev S.A./N.V.	59,711	0.4	5,308,734
Other Securities		0.5	7,081,689
		0.9	12,390,423

Canada 6.7%
Royal Bank of Canada	87,144	0.5	6,945,111
Suncor Energy, Inc.	160,737	0.4	5,300,710
The Toronto-Dominion Bank	96,352	0.4	5,496,171
Other Securities		5.4	78,112,104
		6.7	95,854,096

Denmark 1.0%
Other Securities		1.0	13,834,520

Finland 0.8%
Other Securities		0.8	12,156,767

France 9.1%
AXA S.A. (b)	207,444	0.4	5,531,815
BNP Paribas S.A.	132,795	0.5	7,069,088
Engie S.A.	359,469	0.4	5,335,420
Orange S.A.	339,498	0.4	5,305,862
Sanofi	102,574	0.6	8,949,506
TOTAL S.A.	344,529	1.3	19,152,629
Other Securities		5.5	79,749,458
		9.1	131,093,778

Germany 8.1%
Allianz SE	38,683	0.7	9,350,227
BASF SE	130,486	0.7	10,653,000
Security	Number of Shares	% of Net Assets	Value ($)
Bayer AG	85,457	0.4	5,687,657
Bayerische Motoren Werke AG	62,733	0.4	5,351,653
Daimler AG	186,801	0.9	12,260,866
Deutsche Telekom AG	470,493	0.5	7,883,063
Siemens AG	71,637	0.6	8,589,435
Other Securities		3.9	56,456,998
		8.1	116,232,899

Hong Kong 1.8%
Other Securities		1.8	26,481,187

Ireland 0.1%
Other Securities		0.1	987,512

Israel 0.3%
Other Securities		0.3	3,737,354

Italy 3.3%
Enel S.p.A.	1,329,403	0.6	8,417,995
Eni S.p.A.	568,335	0.7	9,685,076
Other Securities		2.0	28,940,462
		3.3	47,043,533

Japan 23.7%
Hitachi Ltd.	191,100	0.4	6,355,647
Honda Motor Co., Ltd.	375,200	0.7	10,469,180
Mitsubishi UFJ Financial Group, Inc.	1,334,034	0.5	6,618,843
Nippon Telegraph & Telephone Corp.	126,508	0.4	5,263,795
SoftBank Group Corp.	72,100	0.5	7,644,858
Toyota Motor Corp.	356,618	1.5	22,078,378
Other Securities		19.7	282,806,035
		23.7	341,236,736

Netherlands 2.5%
Unilever N.V. CVA	87,575	0.4	5,298,687
Other Securities		2.1	30,778,865
		2.5	36,077,552

New Zealand 0.1%
Other Securities		0.1	1,639,363

Norway 0.8%
Other Securities		0.8	10,915,298

34
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Poland 0.3%
Other Securities		0.3	5,052,851

Portugal 0.2%
Other Securities		0.2	3,111,875

Republic of Korea 5.0%
Samsung Electronics Co., Ltd.	558,179	1.5	21,946,043
Other Securities		3.5	50,325,264
		5.0	72,271,307

Singapore 0.8%
Other Securities		0.8	11,597,874

Spain 3.4%
Banco Santander S.A.	2,715,524	1.0	13,766,011
Iberdrola S.A.	610,090	0.4	5,544,125
Telefonica S.A.	999,779	0.6	8,335,509
Other Securities		1.4	20,611,158
		3.4	48,256,803

Sweden 2.1%
Other Securities		2.1	30,132,817

Switzerland 5.4%
Nestle S.A.	185,713	1.2	17,880,003
Novartis AG	140,209	0.8	11,488,735
Roche Holding AG	41,570	0.8	10,968,797
Other Securities		2.6	37,696,382
		5.4	78,033,917

United Kingdom 15.7%
AstraZeneca plc	76,828	0.4	5,723,671
BP plc	3,440,960	1.7	25,021,625
British American Tobacco plc	160,971	0.4	6,301,841
GlaxoSmithKline plc	402,935	0.6	8,277,581
Glencore plc *	2,362,894	0.7	9,374,918
HSBC Holdings plc	1,626,345	1.0	14,170,287
Rio Tinto plc	111,095	0.5	6,481,179
Royal Dutch Shell plc, A Shares	173,585	0.4	5,530,666
Royal Dutch Shell plc, B Shares	577,609	1.3	18,641,376
Vodafone Group plc	4,844,611	0.6	8,986,143
Other Securities		8.1	116,516,862
		15.7	225,026,149
Total Common Stock
(Cost $1,322,716,291)			1,410,777,454

Preferred Stock 1.0% of net assets

Germany 0.6%
Volkswagen AG	38,525	0.5	6,726,545
Other Securities		0.1	2,326,564
		0.6	9,053,109

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.1%
Other Securities		0.1	938,657

Republic of Korea 0.3%
Other Securities		0.3	4,377,952

Spain 0.0%
Other Securities		0.0	224,393

United Kingdom 0.0%
Other Securities		0.0	15,139
Total Preferred Stock
(Cost $14,293,304)			14,609,250

Other Investment Company 0.6% of net assets

United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	8,286,536	0.6	8,286,536
Total Other Investment Company
(Cost $8,286,536)			8,286,536
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Other Securities		0.1	1,564,649
Total Short-Term Investments
(Cost $1,564,649)			1,564,649

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	103	9,872,550	13,715
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,896,188.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

35
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$481,870,235	$—	$481,870,235
Australia	—	83,349,849	640	83,350,489
Austria	1,141,613	3,120,741	—	4,262,354
Canada	95,854,096	—	—	95,854,096
Denmark	1,244,197	12,590,323	—	13,834,520
Finland	436,182	11,720,585	—	12,156,767
France	15,361,477	115,732,301	—	131,093,778
Germany	8,529,410	107,703,489	—	116,232,899
Hong Kong	—	26,275,860	205,327	26,481,187
Ireland	616,094	371,418	—	987,512
Netherlands	2,060,709	34,016,843	— *	36,077,552
Portugal	470,232	2,641,643	—	3,111,875
Republic of Korea	2,836,860	69,434,447	—	72,271,307
Sweden	352,030	29,780,787	—	30,132,817
Switzerland	1,907,871	76,126,046	—	78,033,917
United Kingdom	1,618,272	223,407,877	—	225,026,149
Preferred Stock[1]	—	5,541,002	—	5,541,002
Germany	1,322,808	7,730,301	—	9,053,109
United Kingdom	—	—	15,139	15,139
Other Investment Company[1]	8,286,536	—	—	8,286,536
Short-Term Investments[1]	—	1,564,649	—	1,564,649
Futures Contracts[2]	13,715	—	—	13,715
Total	$142,052,102	$1,292,978,396	$221,106	$1,435,251,604
*	Level 3 amount shown includes securities determined to have no value at April 30, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,338,574,244) including securities on loan of $7,896,188		$1,426,951,353
Collateral invested for securities on loan, at value (cost $8,286,536)		8,286,536
Foreign currency, at value (cost $124,133)		123,323
Deposit with broker for futures contracts		760,500
Receivables:
Dividends		6,610,317
Fund shares sold		2,216,768
Foreign tax reclaims		2,161,595
Income from securities on loan		37,648
Variation margin on futures contracts		2,196
Interest	+	40
Total assets		1,447,150,276
Liabilities
Collateral held for securities on loan		8,286,536
Payables:
Investments bought		844,500
Investment adviser fees		293,560
Fund shares redeemed	+	672,876
Total liabilities		10,097,472
Net Assets
Total assets		1,447,150,276
Total liabilities	–	10,097,472
Net assets		$1,437,052,804
Net Assets by Source
Capital received from investors		1,404,736,365
Total distributable earnings		32,316,439

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,437,052,804		162,006,429		$8.87

37
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,471,027)		$24,141,044
Interest		31,467
Securities on loan, net	+	174,240
Total investment income		24,346,751
Expenses
Investment adviser fees		1,703,064
Total expenses	–	1,703,064
Net investment income		22,643,687
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(48,856,091)
Net realized gains on futures contracts		257,022
Net realized gains on foreign currency transactions	+	17,234
Net realized losses		(48,581,835)
Net change in unrealized appreciation (depreciation) on investments		103,745,051
Net change in unrealized appreciation (depreciation) on futures contracts		96,500
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(33,822)
Net change in unrealized appreciation (depreciation)	+	103,807,729
Net realized and unrealized gains		55,225,894
Increase in net assets resulting from operations		$77,869,581
38
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$22,643,687	$43,708,820
Net realized losses		(48,581,835)	(6,612,125)
Net change in unrealized appreciation (depreciation)	+	103,807,729	(130,320,658)
Increase (decrease) in net assets from operations		77,869,581	(93,223,963)
Distributions to Shareholders
Total distributions		($43,980,238)	($37,237,239)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,370,898	$294,419,885	38,677,793	$365,243,827
Shares reinvested		3,195,805	24,767,484	2,286,304	21,605,579
Shares redeemed	+	(31,754,171)	(265,106,303)	(29,432,622)	(279,199,335)
Net transactions in fund shares		6,812,532	$54,081,066	11,531,475	$107,650,071
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		155,193,897	$1,349,082,395	143,662,422	$1,371,893,526
Total increase or decrease	+	6,812,532	87,970,409	11,531,475	(22,811,131)
End of period		162,006,429	$1,437,052,804	155,193,897	$1,349,082,395
39
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$12.67	$14.58	$11.93	$11.25	$11.15	$11.47
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.33	0.27	0.25	0.22	0.22
Net realized and unrealized gains (losses)	0.27	(1.70)	2.67	0.66	0.12	(0.23)
Total from investment operations	0.42	(1.37)	2.94	0.91	0.34	(0.01)
Less distributions:
Distributions from net investment income	(0.30)	(0.34)	(0.29)	(0.23)	(0.19)	(0.31)
Distributions from net realized gains	(0.34)	(0.20)	—	—	(0.05)	—
Total distributions	(0.64)	(0.54)	(0.29)	(0.23)	(0.24)	(0.31)
Net asset value at end of period	$12.45	$12.67	$14.58	$11.93	$11.25	$11.15
Total return	4.13% [2]	(9.79%)	25.23%	8.29%	3.09%	(0.07%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.48% [4]	0.68%	0.71%	0.80%
Net operating expenses	N/A	N/A [5]	0.43% [4]	0.49%	0.49%	0.49%
Net investment income (loss)	2.44% [3]	2.30%	2.04%	2.24%	1.98%	1.87%
Portfolio turnover rate	24% [2]	26%	21%	40%	37%	41%
Net assets, end of period (x 1,000,000)	$820	$763	$749	$476	$427	$275

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
40
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.6% of net assets

Australia 5.7%
Dexus	142,822	0.2	1,260,937
Myer Holdings Ltd. *(a)	3,637,958	0.2	1,824,893
Qantas Airways Ltd.	290,824	0.1	1,150,419
Santos Ltd.	282,903	0.2	1,431,661
Other Securities		5.0	41,172,152
		5.7	46,840,062

Austria 0.6%
Other Securities		0.6	5,249,665

Belgium 1.2%
Other Securities		1.2	10,109,259

Canada 7.9%
CAE, Inc.	52,419	0.1	1,219,210
Canadian Utilities Ltd., Class A	48,600	0.2	1,339,701
Parkland Fuel Corp.	45,800	0.2	1,411,571
Quebecor, Inc., Class B	48,500	0.1	1,209,513
WestJet Airlines Ltd.	96,300	0.2	1,359,284
Wheaton Precious Metals Corp.	55,585	0.1	1,202,399
Other Securities		7.0	57,135,805
		7.9	64,877,483

Denmark 1.2%
Other Securities		1.2	10,104,095

Finland 1.3%
Huhtamaki Oyj	30,209	0.1	1,155,227
Orion Oyj, Class B	40,089	0.2	1,336,747
Other Securities		1.0	8,339,640
		1.3	10,831,614

France 4.3%
Edenred	31,369	0.2	1,478,978
Getlink SE	83,729	0.2	1,347,696
Other Securities		3.9	32,096,288
		4.3	34,922,962

Germany 3.4%
Bilfinger SE	32,544	0.1	1,203,493
Hella GmbH & Co. KGaA	22,775	0.2	1,242,357
Security	Number of Shares	% of Net Assets	Value ($)
Suedzucker AG	83,503	0.2	1,285,056
Other Securities		2.9	24,366,651
		3.4	28,097,557

Greece 0.0%
Other Securities		0.0	—

Hong Kong 4.0%
Hang Lung Properties Ltd.	516,000	0.1	1,214,522
Other Securities		3.9	31,609,625
		4.0	32,824,147

Ireland 0.4%
Other Securities		0.4	3,212,608

Israel 0.9%
Israel Discount Bank Ltd., Class A	304,909	0.1	1,190,266
Other Securities		0.8	5,803,917
		0.9	6,994,183

Italy 2.3%
Other Securities		2.3	19,055,464

Japan 33.6%
Hitachi Chemical Co., Ltd.	65,000	0.2	1,733,670
Hitachi High-Technologies Corp.	30,600	0.2	1,363,902
Kamigumi Co., Ltd.	54,700	0.2	1,306,707
Kyowa Exeo Corp.	44,900	0.1	1,228,120
Kyowa Hakko Kirin Co., Ltd.	64,400	0.2	1,252,791
Morinaga Milk Industry Co., Ltd.	35,600	0.1	1,178,723
Nabtesco Corp.	39,500	0.1	1,211,224
Nomura Research Institute Ltd.	24,660	0.1	1,207,080
Rakuten, Inc.	154,660	0.2	1,730,260
Rengo Co., Ltd.	143,000	0.2	1,261,321
Toho Co., Ltd.	27,400	0.1	1,150,644
Other Securities		31.9	260,510,431
		33.6	275,134,873

Luxembourg 0.0%
Other Securities		0.0	—

Netherlands 1.8%
Altice Europe N.V. *	594,972	0.2	1,888,113
Other Securities		1.6	12,513,754
		1.8	14,401,867

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 1.1%
Other Securities		1.1	8,726,364

Norway 1.5%
Gjensidige Forsikring A.S.A.	61,795	0.1	1,201,659
Other Securities		1.4	11,129,475
		1.5	12,331,134

Poland 1.1%
Orange Polska S.A. *	905,731	0.1	1,171,222
Other Securities		1.0	7,954,293
		1.1	9,125,515

Portugal 0.4%
Other Securities		0.4	3,555,520

Republic of Korea 5.2%
Other Securities		5.2	42,895,729

Singapore 1.6%
Singapore Press Holdings Ltd.	675,300	0.2	1,248,087
Singapore Technologies Engineering Ltd.	434,500	0.2	1,266,135
Other Securities		1.2	10,266,347
		1.6	12,780,569

Spain 1.5%
Acciona S.A.	15,669	0.2	1,817,303
Other Securities		1.3	10,480,289
		1.5	12,297,592

Sweden 3.1%
Getinge AB, B Shares	119,966	0.2	1,690,224
Peab AB	129,090	0.1	1,180,783
Other Securities		2.8	22,827,530
		3.1	25,698,537

Switzerland 3.3%
Aryzta AG *	879,828	0.2	1,315,598
Panalpina Welttransport Holding AG	5,419	0.1	1,163,627
Vifor Pharma AG	8,878	0.1	1,159,370
Other Securities		2.9	23,219,091
		3.3	26,857,686

United Kingdom 11.2%
Dialog Semiconductor plc *	29,942	0.1	1,164,869
Grafton Group plc	110,783	0.2	1,276,826
Intermediate Capital Group plc	75,960	0.1	1,173,846
Phoenix Group Holdings plc	174,765	0.2	1,651,957
Provident Financial plc *	167,063	0.1	1,159,837
SIG plc	599,373	0.1	1,185,819
Spectris plc	34,878	0.2	1,253,201
Spirax-Sarco Engineering plc	11,279	0.1	1,216,075
Other Securities		10.1	81,906,386
		11.2	91,988,816

Security	Number of Shares	% of Net Assets	Value ($)
United States 0.0%
Other Securities		0.0	109,697
Total Common Stock
(Cost $745,825,670)			809,022,998

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	3,200,575
Total Preferred Stock
(Cost $3,148,094)			3,200,575

Other Investment Company 2.0% of net assets

United States 2.0%
Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	16,454,261	2.0	16,454,261
Total Other Investment Company
(Cost $16,454,261)			16,454,261
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Other Securities		0.2	1,584,172
Total Short-Term Investments
(Cost $1,584,172)			1,584,172

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	76	7,284,600	23,305
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,298,748.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

42
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$291,254,571	$—	$291,254,571
Australia	331,947	46,508,115	— *	46,840,062
Austria	1,669,697	3,579,968	—	5,249,665
Belgium	1,657,667	8,451,592	—	10,109,259
Canada	64,877,483	—	—	64,877,483
Denmark	746,575	9,357,520	—	10,104,095
Finland	1,141,043	9,690,571	—	10,831,614
France	8,010,565	26,912,397	—	34,922,962
Germany	7,469,553	20,628,004	—	28,097,557
Greece	—	—	— *	—
Hong Kong	333,296	32,309,087	181,764 *	32,824,147
Ireland	3,035,150	177,458	—	3,212,608
Italy	1,736,506	17,243,238	75,720 *	19,055,464
Luxembourg	—	—	— *	—
Netherlands	2,230,538	12,171,329	—	14,401,867
New Zealand	—	8,248,489	477,875	8,726,364
Norway	971,539	11,359,595	—	12,331,134
Portugal	902,531	2,652,989	— *	3,555,520
Republic of Korea	2,829,202	39,767,197	299,330	42,895,729
Singapore	287,667	12,492,902	—	12,780,569
Spain	1,556,829	10,740,763	— *	12,297,592
Sweden	1,777,475	23,921,062	—	25,698,537
Switzerland	1,585,602	25,272,084	—	26,857,686
United Kingdom	21,732,577	70,256,239	— *	91,988,816
United States	109,697	—	—	109,697
Preferred Stock
Germany	644,641	2,555,934	—	3,200,575
Other Investment Company[1]	16,454,261	—	—	16,454,261
Short-Term Investments[1]	—	1,584,172	—	1,584,172
Futures Contracts[2]	23,305	—	—	23,305
Total	$142,115,346	$687,135,276	$1,034,689	$830,285,311
*	Level 3 amount shown includes securities determined to have no value at April 30, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
43
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $750,557,936) including securities on loan of $15,298,748		$813,807,745
Collateral invested for securities on loan, at value (cost $16,454,261)		16,454,261
Deposit with broker for futures contracts		373,500
Receivables:
Investments sold		764,571
Dividends		4,087,590
Fund shares sold		1,528,132
Foreign tax reclaims		475,585
Income from securities on loan		81,351
Variation margin on futures contracts	+	1,660
Total assets		837,574,395
Liabilities
Collateral held for securities on loan		16,454,261
Payables:
Investments bought		98,715
Investment adviser fees		262,022
Fund shares redeemed		420,051
Due to custodian	+	138,235
Total liabilities		17,373,284
Net Assets
Total assets		837,574,395
Total liabilities	–	17,373,284
Net assets		$820,201,111
Net Assets by Source
Capital received from investors		769,164,396
Total distributable earnings		51,036,715

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$820,201,111		65,871,332		$12.45

44
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,228,458)		$9,584,521
Income from non-cash dividends		1,001,307
Interest		13,113
Securities on loan, net	+	426,651
Total investment income		11,025,592
Expenses
Investment adviser fees		1,521,768
Total expenses	–	1,521,768
Net investment income		9,503,824
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(6,581,226)
Net realized gains on futures contracts		441,758
Net realized losses on foreign currency transactions	+	(14,385)
Net realized losses		(6,153,853)
Net change in unrealized appreciation (depreciation) on investments		29,015,350
Net change in unrealized appreciation (depreciation) on futures contracts		121,806
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(22,044)
Net change in unrealized appreciation (depreciation)	+	29,115,112
Net realized and unrealized gains		22,961,259
Increase in net assets resulting from operations		$32,465,083
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Schwab Fundamental International Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$9,503,824	$19,064,937
Net realized gains (losses)		(6,153,853)	20,456,783
Net change in unrealized appreciation (depreciation)	+	29,115,112	(125,267,429)
Increase (decrease) in net assets from operations		32,465,083	(85,745,709)
Distributions to Shareholders
Total distributions		($40,145,201)	($29,102,652)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,659,745	$176,107,285	19,163,379	$275,152,791
Shares reinvested		2,920,765	31,485,839	1,584,447	22,641,756
Shares redeemed	+	(11,905,326)	(142,342,176)	(11,914,220)	(169,038,740)
Net transactions in fund shares		5,675,184	$65,250,948	8,833,606	$128,755,807
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		60,196,148	$762,630,281	51,362,542	$748,722,835
Total increase	+	5,675,184	57,570,830	8,833,606	13,907,446
End of period		65,871,332	$820,201,111	60,196,148	$762,630,281
46
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$8.60	$9.38	$7.86	$6.67	$8.60	$9.24
Income (loss) from investment operations:
Net investment income (loss)	0.07 [1]	0.27 [1]	0.22 [1]	0.16 [1]	0.20 [1]	0.20
Net realized and unrealized gains (losses)	0.65	(0.83)	1.47	1.22	(1.92)	(0.66)
Total from investment operations	0.72	(0.56)	1.69	1.38	(1.72)	(0.46)
Less distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.17)	(0.19)	(0.21)	(0.18)
Net asset value at end of period	$9.08	$8.60	$9.38	$7.86	$6.67	$8.60
Total return	8.70% [2]	(6.09%)	21.96%	21.64%	(20.28%)	(5.03%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.57% [4]	0.88%	0.85%	0.85%
Net operating expenses	N/A	N/A [5]	0.43% [4]	0.49%	0.49%	0.49%
Net investment income (loss)	1.62% [3]	2.92%	2.62%	2.41%	2.61%	2.35%
Portfolio turnover rate	31% [2]	19%	18%	20%	27%	19%
Net assets, end of period (x 1,000,000)	$637	$548	$554	$336	$304	$346

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 91.9% of net assets

Brazil 6.7%
Ambev S.A.	701,250	0.5	3,303,177
Banco do Brasil S.A.	416,215	0.8	5,273,408
JBS S.A.	743,900	0.6	3,750,708
Petroleo Brasileiro S.A.	819,958	1.0	6,265,064
Vale S.A.	698,297	1.4	8,922,160
Other Securities		2.4	14,985,049
		6.7	42,499,566

Chile 0.8%
Other Securities		0.8	5,018,882

China 25.9%
Agricultural Bank of China Ltd., Class H	7,583,600	0.5	3,505,032
Bank of China Ltd., Class H	23,381,234	1.8	11,164,655
China Construction Bank Corp., Class H	24,488,960	3.4	21,588,616
China Merchants Bank Co., Ltd., Class H	610,150	0.5	3,019,634
China Mobile Ltd.	1,516,055	2.3	14,465,290
China Petroleum & Chemical Corp., Class H	16,230,400	2.0	12,476,452
China Telecom Corp., Ltd., Class H	6,268,000	0.5	3,248,587
China Unicom (Hong Kong) Ltd.	2,849,056	0.5	3,382,891
CNOOC Ltd.	4,591,075	1.3	8,338,923
Industrial & Commercial Bank of China Ltd., Class H	19,429,172	2.3	14,613,842
PetroChina Co., Ltd., Class H	8,804,000	0.9	5,580,800
Ping An Insurance Group Co. of China Ltd., Class H	367,500	0.7	4,448,461
Tencent Holdings Ltd.	100,200	0.8	4,938,622
Other Securities		8.4	54,231,639
		25.9	165,003,444

Colombia 0.3%
Other Securities		0.3	2,079,789

Czech Republic 0.2%
Other Securities		0.2	1,320,879

Egypt 0.0%
Other Securities		0.0	182,764

Security	Number of Shares	% of Net Assets	Value ($)
Greece 0.8%
Other Securities		0.8	5,164,528

Hungary 0.6%
Other Securities		0.6	3,772,563

India 7.2%
Indian Oil Corp., Ltd.	1,182,514	0.4	2,692,414
Infosys Ltd.	437,334	0.7	4,710,511
Oil & Natural Gas Corp., Ltd.	1,227,614	0.5	2,987,055
Reliance Industries Ltd.	339,342	1.1	6,798,198
Tata Motors Ltd. *	936,853	0.5	2,888,418
Other Securities		4.0	25,581,374
		7.2	45,657,970

Indonesia 1.4%
Other Securities		1.4	9,059,232

Kuwait 0.1%
Other Securities		0.1	795,596

Malaysia 1.6%
Tenaga Nasional Berhad	881,200	0.4	2,622,567
Other Securities		1.2	7,727,898
		1.6	10,350,465

Mexico 4.7%
America Movil S.A.B. de C.V., Series L	13,389,419	1.6	9,972,628
Fomento Economico Mexicano S.A.B. de C.V.	504,815	0.8	4,924,394
Wal-Mart de Mexico S.A.B. de C.V.	1,071,837	0.5	3,149,743
Other Securities		1.8	11,759,915
		4.7	29,806,680

Peru 0.1%
Other Securities		0.1	369,564

Philippines 0.3%
Other Securities		0.3	1,954,318

Qatar 0.1%
Other Securities		0.1	820,546

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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Russia 13.0%
Gazprom PJSC	11,127,100	4.4	28,215,188
Lukoil PJSC	251,128	3.4	21,404,990
Magnit PJSC	45,480	0.4	2,616,694
Rosneft Oil Co. PJSC	616,230	0.6	4,086,835
Sberbank of Russia PJSC	1,997,260	1.1	6,955,600
Tatneft PJSC	324,070	0.6	3,796,741
Other Securities		2.5	16,127,109
		13.0	83,203,157

South Africa 6.5%
MTN Group Ltd.	1,155,443	1.3	8,371,332
Sasol Ltd.	188,594	1.0	6,256,874
Standard Bank Group Ltd.	255,041	0.6	3,561,864
Other Securities		3.6	23,062,665
		6.5	41,252,735

Taiwan 16.6%
Asustek Computer, Inc.	412,041	0.5	3,150,116
Compal Electronics, Inc.	4,146,305	0.4	2,680,227
Hon Hai Precision Industry Co., Ltd.	7,053,572	3.1	19,858,121
Innolux Corp.	9,954,357	0.5	3,194,183
MediaTek, Inc.	307,338	0.5	2,945,688
Pegatron Corp.	1,828,264	0.5	3,456,275
Taiwan Semiconductor Manufacturing Co., Ltd.	2,353,803	3.1	19,762,602
Other Securities		8.0	50,809,668
		16.6	105,856,880

Thailand 3.0%
PTT PCL NVDR	4,248,670	1.0	6,486,037
The Siam Cement Public Co., Ltd. NVDR	185,400	0.4	2,683,924
Other Securities		1.6	10,026,824
		3.0	19,196,785

Turkey 1.5%
Other Securities		1.5	9,350,394

United Arab Emirates 0.5%
Other Securities		0.5	3,064,276
Total Common Stock
(Cost $516,972,973)			585,781,013

Preferred Stock 7.6% of net assets

Brazil 5.8%
Banco Bradesco S.A.	865,794	1.2	7,856,201
Companhia Energetica de Minas Gerais	702,108	0.4	2,639,329
Itau Unibanco Holding S.A.	1,110,579	1.5	9,581,721
Petroleo Brasileiro S.A.	1,076,054	1.2	7,439,704
Other Securities		1.5	9,220,850
		5.8	36,737,805

Security	Number of Shares	% of Net Assets	Value ($)
Colombia 0.2%
Other Securities		0.2	1,200,796

Republic of Korea 0.0%
Other Securities		0.0	25,682

Russia 1.6%
Transneft PJSC	3,086	1.3	8,018,529
Other Securities		0.3	2,402,013
		1.6	10,420,542
Total Preferred Stock
(Cost $35,656,047)			48,384,825

Rights 0.0% of net assets

India 0.0%
Other Securities		0.0	103,767
Total Rights
(Cost $—)			103,767

Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Other Securities		0.0	2,580
Total Other Investment Company
(Cost $2,580)			2,580
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Other Securities		0.2	1,176,127
Total Short-Term Investments
(Cost $1,176,127)			1,176,127

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/21/19	51	2,754,510	(3,015)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,443.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

49
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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2019 (Unaudited) (continued)

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$99,723,780	$—	$99,723,780
Brazil	42,499,566	—	—	42,499,566
Chile	5,018,882	—	—	5,018,882
China	6,371,424	158,632,020	—	165,003,444
Colombia	2,079,789	—	—	2,079,789
Kuwait	795,596	—	—	795,596
Mexico	29,806,680	—	—	29,806,680
Peru	369,564	—	—	369,564
Qatar	235,541	585,005	—	820,546
Russia	80,920,090	2,283,067	—	83,203,157
South Africa	3,433,505	37,819,230	—	41,252,735
Taiwan	871,549	104,985,331	—	105,856,880
Turkey	1,991,976	7,358,418	—	9,350,394
Preferred Stock
Brazil	36,737,805	—	—	36,737,805
Colombia	1,200,796	—	—	1,200,796
Republic of Korea	—	—	25,682	25,682
Russia	10,317,259	103,283	—	10,420,542
Rights [1]
India	—	—	103,767	103,767
Other Investment Company[1]	2,580	—	—	2,580
Short-Term Investments[1]	—	1,176,127	—	1,176,127
Liabilities
Futures Contracts[2]	(3,015)	—	—	(3,015)
Total	$222,649,587	$412,666,261	$129,449	$635,445,297
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $553,805,147) including securities on loan of $2,443		$635,445,732
Collateral invested for securities on loan, at value (cost $2,580)		2,580
Foreign currency, at value (cost $447,615)		447,209
Deposit with broker for futures contracts		249,700
Receivables:
Investments sold		970,324
Fund shares sold		1,818,736
Dividends		764,907
Foreign tax reclaims		1,031
Income from securities on loan		125
Interest	+	56
Total assets		639,700,400
Liabilities
Collateral held for securities on loan		2,580
Payables:
Investments bought		970,293
Investment adviser fees		203,902
Foreign capital gains tax		692,320
Fund shares redeemed		336,986
Variation margin on futures contracts	+	1,797
Total liabilities		2,207,878
Net Assets
Total assets		639,700,400
Total liabilities	–	2,207,878
Net assets		$637,492,522
Net Assets by Source
Capital received from investors		628,223,202
Total distributable earnings		9,269,320

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$637,492,522		70,207,419		$9.08

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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $908,454)		$5,944,444
Interest		14,821
Securities on loan, net	+	2,952
Total investment income		5,962,217
Expenses
Investment adviser fees		1,154,167
Total expenses	–	1,154,167
Net investment income		4,808,050
Realized and Unrealized Gains (Losses)
Net realized gains on investments (net of foreign capital gain tax paid of $1,026)		8,808,484
Net realized gains on futures contracts		293,376
Net realized losses on foreign currency transactions	+	(92,565)
Net realized gains		9,009,295
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $380,432)		35,320,384
Net change in unrealized appreciation (depreciation) on futures contracts		(23,760)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	7,556
Net change in unrealized appreciation (depreciation)	+	35,304,180
Net realized and unrealized gains		44,313,475
Increase in net assets resulting from operations		$49,121,525
52
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$4,808,050	$16,898,028
Net realized gains		9,009,295	7,794,377
Net change in unrealized appreciation (depreciation)	+	35,304,180	(60,950,903)
Increase (decrease) in net assets from operations		49,121,525	(36,258,498)
Distributions to Shareholders
Total distributions		($15,972,543)	($13,342,949)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,861,435	$129,877,658	19,332,450	$181,411,913
Shares reinvested		1,405,982	11,419,761	981,934	9,059,227
Shares redeemed	+	(9,778,018)	(84,939,010)	(15,602,021)	(146,545,728)
Net transactions in fund shares		6,489,399	$56,358,409	4,712,363	$43,925,412
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,718,020	$547,985,131	59,005,657	$553,661,166
Total increase or decrease	+	6,489,399	89,507,391	4,712,363	(5,676,035)
End of period		70,207,419	$637,492,522	63,718,020	$547,985,131
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Fundamental US Large Company Index Fund	Schwab Target 2010 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2045 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2055 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2060 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab International Core Equity Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of April 30, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab Fundamental International Large Company Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its respective index.
Sampling Index Tracking Risk. To the extent a fund uses a sampling method, the fund may not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
ETF Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.25%	0.25%	0.25%	0.39%	0.39%
CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. CSIM pays all applicable licensing fees.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2019, as applicable:
	Underlying Funds
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	1.9%	2.9%	2.9%	4.1%	5.3%
Schwab MarketTrack Balanced Portfolio	1.0%	1.4%	1.1%	1.7%	2.1%
Schwab MarketTrack Conservative Portfolio	0.3%	0.4%	0.4%	0.5%	0.6%
Schwab MarketTrack Growth Portfolio	2.0%	2.8%	2.3%	3.2%	4.3%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab Fundamental International Large Company Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2019, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $47,807 for Schwab Fundamental International Large Company Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental US Large Company Index Fund	$255,744,963	$16,439,677
Schwab Fundamental US Small Company Index Fund	190,238,560	38,462,751
Schwab Fundamental International Large Company Index Fund	116,581,032	(2,559,040)
Schwab Fundamental International Small Company Index Fund	99,185,713	2,412,707
Schwab Fundamental Emerging Markets Large Company Index Fund	76,023,133	10,614,104
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental US Large Company Index Fund	$20,482,351	150
Schwab Fundamental US Small Company Index Fund	7,763,660	103
Schwab Fundamental International Large Company Index Fund	9,525,294	104
Schwab Fundamental International Small Company Index Fund	6,105,047	67
Schwab Fundamental Emerging Markets Large Company Index Fund	2,497,454	48

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental US Large Company Index Fund	$589,089,666	$560,478,744
Schwab Fundamental US Small Company Index Fund	378,580,413	423,669,884
Schwab Fundamental International Large Company Index Fund	275,518,467	240,376,552
Schwab Fundamental International Small Company Index Fund	221,553,822	187,090,459
Schwab Fundamental Emerging Markets Large Company Index Fund	228,133,833	185,124,989
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9. Federal Income Taxes:
As of April 30, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Tax cost	$3,397,338,228	$1,431,554,142	$1,386,004,155	$776,435,764	$574,674,212
Gross unrealized appreciation	$1,844,531,183	$448,062,597	$146,046,657	$121,218,739	$83,481,932
Gross unrealized depreciation	(129,419,875)	(97,211,669)	(96,799,208)	(67,369,192)	(22,710,847)
Net unrealized appreciation (depreciation)	$1,715,111,308	$350,850,928	$49,247,449	$53,849,547	$60,771,085
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
No expiration	$—	$—	$—	$—	$61,119,184
Total	$—	$—	$—	$—	$61,119,184
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2019. The tax-basis components of distributions paid during the year ended October 31, 2018 were as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Ordinary income	$121,146,529	$35,855,525	$37,237,239	$22,939,959	$13,342,949
Long-term capital gains	55,961,880	79,427,222	—	6,162,693	—
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Schwab Fundamental Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Schwab Fundamental Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Schwab Fundamental Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Fundamental Developed ex-U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the Schwab Fundamental International Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI
Developed ex-US 1000 Index is composed of the largest 1,000 listed companies incorporated outside the United States, ranked by four fundamental financial measures of size, sales, cash flows, book value and dividends. The index is rebalanced and reconstituted annually.
Fundamental Developed ex-U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex US Mid Small 1500 Index from inception of the Schwab Fundamental International Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Developed ex US Mid Small 1500 Index is designed to track the performance of small- and mid-capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental Emerging Markets Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Emerging Index from inception of the Schwab Fundamental Emerging Markets Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Emerging Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US 1000 Index from inception of the Schwab Fundamental US Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Large Company Index from October 19, 2012 forward. FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size, book value, income, sales and dividends. The 1,000 equities with the highest fundamental strength are weighted by their fundamental scale. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the Schwab Fundamental US Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Small Company Index from October 19, 2012 forward. The FTSE RAFI US Mid Small 1500 Index is composed of approximately 1,500 listed small and medium sized companies incorporated in the United States, ranked by fundamental value. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

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MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The RAFI US Large Company includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The RAFI US Small Company index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Schwab Fundamental Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR37675-12
00230105

Semiannual Report  |  April 30, 2019
Laudus International MarketMasters Fund™

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/laudusfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Laudus International MarketMasters Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/laudusfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2019
Laudus International MarketMasters Fund[1,2] (Ticker Symbol: SWMIX)	8.81%
MSCI EAFE® Index (Net)[3]	7.45%
Fund Category: Morningstar Foreign Large Growth[4]	11.28%
Performance Details	pages 8-9
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
[1]	On February 26, 2019, the Investor Share class and Select Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Investors are often warned that they should not overreact to sudden changes in the market, and recent swings in stock performance have certainly shown why. After declining 9.0% in the final month of 2018, the S&P 500® Index rebounded in January, ending up with a 9.8% return for the full six-month period ended April 30, 2019. Similarly, the MSCI EAFE® Index (Net)*, which broadly represents the performance of international stocks, returned 7.5% for the period after falling 4.9% in December. Those who stayed invested were rewarded for their patience, but many investors appear to be skeptical of recent gains. In fact, data shows that investors pulled money out of stock mutual funds late last year and continued to do so into the first months of 2019 despite the market’s recovery.
As investors, we will always be faced with market headwinds or tailwinds. At Charles Schwab Investment Management, we believe the challenge is to not let these ups and downs unduly influence investment decisions. As the adage goes, time in the market is more important than timing the market. That’s why having a long-term investing plan and a portfolio based on your individual goals and risk tolerance is important. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing—all of which are designed to help make it easier for investors to stay invested and focused on their long-term goals.
The Laudus International MarketMasters Fund can serve as a complement to our core products and solutions in a diversified portfolio. The fund offers a multi-manager structure for investing in international stocks, combining institutional investment managers with complementary strategies to deliver diversification across international markets. With a rigorous manager selection process and ongoing oversight by our subadviser oversight team, the fund provides exposure to large- and small-capitalization, growth and value, and developed and emerging markets stocks. We believe this multiple investment strategy structure offers the opportunity for an investor to realize the benefits of diversification over time versus investing in individual strategies.
Recently, we made it easier for any investor to gain access to the fund’s lowest pricing regardless of how much they invest with us. Effective January 16, 2019, the fund’s minimum initial investment was eliminated, and, effective February 26, 2019, the fund’s share classes were consolidated, lowering fees for many investors. This reflects our commitment to eliminating

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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
From the President (continued)

“ Effective January 16, 2019, the fund’s minimum initial investment was eliminated and, effective February 26, 2019, the fund’s share classes were consolidated, lowering fees for many investors.”
entry barriers and reducing unnecessary complexity for investors. That’s been a cornerstone of our philosophy—and it will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built, and I look forward to furthering our organization’s important mission.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Laudus International MarketMasters Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
The Investment Environment

Over the six-month reporting period ended April 30, 2019, global equity markets generated positive returns. The first two months of the reporting period were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, trade negotiations with China, falling oil prices, the waning strength of the U.S. economy, and the pace of interest rate hikes despite low inflation. By late December, major market indices had fallen to near–bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks staged a strong recovery in the first four months of 2019 as investors were buoyed by renewed signs of economic strength both domestically and internationally, recovering oil prices, and a more dovish Fed. By the end of the reporting period, several key market indices had reached new highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.76%. Markets outside the U.S. also rebounded in the first four months of 2019 to varying degrees with the MSCI EAFE® Index (Net)*, a broad measure of international developed equity market performance, returning 7.45% for the reporting period.
In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained momentum at the start of 2019, demonstrating surprisingly resilient growth despite lingering uncertainties on various fronts. Global oil prices fell precipitously in the last two months of 2018 amid concerns of economic slowing, a global oil glut, and increased geopolitical risk related to North Korea and Iran, but rebounded steadily throughout the first four months of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears.
In the U.S., gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from the previous two quarters, but jumped to 3.1% for the first quarter of 2019. The labor market remained strong, with the unemployment rate hitting a 50-year low in April. Despite a tight labor market, growing economy, and recovering oil prices, inflation and wage pressure remained in check. The 35-day partial U.S. government shutdown that began in late December and extended through late January had surprisingly little effect on the market, with the exception of consumer confidence, which fell in January but subsequently rebounded as the market rallied. U.S. manufacturing slowed, however, as manufacturers grappled with a cooling global economy and uncertainty surrounding trade and tariffs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Laudus International MarketMasters Fund
The Investment Environment (continued)

Outside the U.S., conditions were softer but most economies showed renewed strength in early 2019. The eurozone and China showed particular resiliency, with both reporting positive GDP growth in the first quarter of 2019, exceeding expectations. For the first quarter of 2019, the eurozone economy expanded by 0.4%, up from 0.2% the previous quarter. Amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures, the United Kingdom’s economy continued to show resiliency in the first few months of 2019, growing modestly in the fourth quarter of 2018 although at a slower pace than in the third quarter. Japan’s economy expanded in the fourth quarter of 2018 after having contracted the previous quarter. However, Japanese equities underperformed equities in many other international markets, contributing to the U.S. market outperforming international markets. Several other Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the reporting period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the reporting period, negotiations continued between the two countries in an effort to resolve the underlying issues.
Globally, monetary policy mostly remained accommodative during the reporting period, with several central banks scaling back plans to raise interest rates. In the U.S., after raising short-term interest rates in December by 0.25%—the fourth such increase in 2018—the Fed held rates steady at its first three meetings in 2019, citing a still-healthy economy and continued low inflation, and reasserted its willingness to take a wait-and-see approach toward future rate hikes. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September 2019, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December 2018. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its March meeting and reaffirmed its pledge to gradual and limited rate-hikes given ongoing concerns over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. In December, the People’s Bank of China maintained its prudent (but no longer neutral) policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds. Beginning in January 2019, China started a fiscal stimulus program intended to continue spurring growth within the Chinese economy. This has helped not only the Chinese economy, but the economies of other emerging market countries that are linked to the Chinese economy.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Fund Management

Omar Aguilar, Ph.D., Senior Vice President and Chief Investment Officer of Equities and Multi-Asset Strategies, has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2011, Mr. Aguilar was with Financial Engines, where he was responsible for managing assets from leading retirement plan sponsors in the defined contribution market. Prior to joining Financial Engines in 2009, Mr. Aguilar was the head of quantitative equity for ING Investment Management, where he was responsible for building and developing the firm’s quantitative equity group. He joined ING in 2004 from Lehman Brothers, where he served as the head of quantitative research for its alternative investment management business. Prior to that, he was a director of quantitative research and portfolio manager with Merrill Lynch Investment Management and Bankers Trust.

Jane Shi, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Shi was a vice president investment analyst at Bailard, Inc. since 2006, where she developed quantitative models for domestic equity and tactical asset allocation strategies, and was also responsible for performance measurement and attribution. Prior to that, she was a treasury analyst at Sun Microsystems, Inc.
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Laudus International MarketMasters Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/laudusfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Laudus International MarketMasters Fund (4/2/04)	8.81%	-6.61%	3.48%	10.70%
MSCI EAFE® Index (Net)[3]	7.45%	-3.22%	2.60%	7.95%
Fund Category: Morningstar Foreign Large Growth[4]	11.28%	-0.11%	4.44%	9.22%
Fund Expense Ratios[5]: Net 1.25%; Gross 1.51%

Investment Managers and Allocations6
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	International Small-Cap Growth	24.0%
William Blair Investment Management, LLC	International Multi-Cap Growth	23.7%
Mondrian Investment Partners Limited	International Small-Cap Value	23.4%
Harris Associates L.P.	International Large-Cap Value	22.1%
Mellon Investments Corporation	International Blend	6.0%
Cash & other assets		0.8%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On February 26, 2019, the Investor Share class and Select Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
[6]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Performance and Fund Facts as of April 30, 2019

Statistics1
Number of Holdings	1,209
Weighted Average Market Cap (millions)	$33,113
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	30% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2018 and held through April 30, 2019.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19	Expenses Paid During Period 11/1/18-4/30/19[2]
Laudus International MarketMasters Fund[3]
Actual Return	1.25%	$1,000.00	$1,088.10	$6.47
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.60	$6.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	Effective February 26, 2019, the Investor Share class, and the Select Share class were combined into a single class of shares of the fund. The actual return and hypothetical 5% return shown is that of the former Select share class (see financial note 1).
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*,[1]	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$22.89	$26.96	$21.16	$22.71	$22.95	$23.68
Income (loss) from investment operations:
Net investment income (loss)	0.11 [2]	0.24 [2]	0.22 [2]	0.19 [2]	0.21 [2]	0.28
Net realized and unrealized gains (losses)	1.59	(3.09)	5.76	(0.23)	(0.10)	(0.65)
Total from investment operations	1.70	(2.85)	5.98	(0.04)	0.11	(0.37)
Less distributions:
Distributions from net investment income	(0.29)	(0.36)	(0.18)	(0.31)	(0.35)	(0.36)
Distributions from net realized gains	(1.76)	(0.86)	—	(1.20)	—	—
Total distributions	(2.05)	(1.22)	(0.18)	(1.51)	(0.35)	(0.36)
Net asset value at end of period	$22.54	$22.89	$26.96	$21.16	$22.71	$22.95
Total return	8.81% [3]	(11.09%)	28.52%	0.00% [4]	0.56%	(1.57%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.25% [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Gross operating expenses	1.45% [5]	1.51%	1.53%	1.54%	1.50%	1.47%
Net investment income (loss)	1.01% [5]	0.92%	0.92%	0.93%	0.91%	1.20%
Portfolio turnover rate	30% [3]	69%	71%	69%	72%	74%
Net assets, end of period (x 1,000,000)	$1,495	$1,127	$1,229	$1,063	$1,395	$1,592

*	Unaudited.
1
Effective February 26, 2019, the Investor Share class, and the Select Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares (see financial note 1).
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Less than 0.005%.
5
Annualized.
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Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.schwabfunds.com/laudusfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 95.3% of net assets

Argentina 0.3%
Globant S.A. *	49,143	4,127,521

Australia 4.9%
Afterpay Touch Group Ltd. *	150,749	2,730,966
AGL Energy Ltd.	4,065	63,773
ALS Ltd.	345,478	1,936,654
Altium Ltd.	199,255	4,761,860
Alumina Ltd.	15,839	25,063
Amcor Ltd.	7,504	84,824
AMP Ltd.	1,765,665	2,830,246
APA Group	7,395	50,199
Aristocrat Leisure Ltd.	73,953	1,361,370
ASX Ltd.	1,200	63,046
Aurizon Holdings Ltd.	12,602	42,286
AusNet Services	12,875	16,119
Australia & New Zealand Banking Group Ltd.	18,291	350,905
Bank of Queensland Ltd.	2,609	17,051
Bendigo & Adelaide Bank Ltd.	3,165	22,988
BHP Group Ltd.	54,303	1,436,985
BHP Group plc	13,513	318,968
BlueScope Steel Ltd.	3,488	33,146
Boral Ltd.	7,551	25,852
Brambles Ltd.	96,983	824,131
Breville Group Ltd.	39,013	528,752
Caltex Australia Ltd.	1,678	32,176
Challenger Ltd.	3,544	20,516
Charter Hall Retail REIT	1,275,250	4,183,377
CIMIC Group Ltd.	621	22,153
Cleanaway Waste Management Ltd.	1,658,780	2,634,129
Coca-Cola Amatil Ltd.	3,342	20,731
Cochlear Ltd.	361	47,719
Coles Group Ltd. *	7,158	63,643
Commonwealth Bank of Australia	11,304	594,084
Computershare Ltd.	2,902	36,508
Costa Group Holdings Ltd.	952,414	3,812,520
Crown Resorts Ltd.	2,402	22,516
CSL Ltd.	25,941	3,638,531
Dexus	6,378	56,310
Domino's Pizza Enterprises Ltd.	335	10,155
Flight Centre Travel Group Ltd.	408	11,052
Fortescue Metals Group Ltd.	9,650	48,763
Goodman Group	154,136	1,434,326
Harvey Norman Holdings Ltd.	4,438	13,048
Incitec Pivot Ltd.	10,881	25,858
Inghams Group Ltd.	1,305,797	4,097,563
Insurance Australia Group Ltd.	14,962	83,136
InvoCare Ltd.	366,474	3,954,212
James Hardie Industries plc	2,769	37,673
LendLease Group	3,658	34,302
Macquarie Group Ltd.	35,440	3,368,008
Medibank Pvt Ltd.	17,679	35,630
Mirvac Group	23,311	46,666
National Australia Bank Ltd.	17,400	310,678
Newcrest Mining Ltd.	4,954	87,514
Northern Star Resources Ltd.	468,328	2,711,877
Security	Number of Shares	Value ($)
Orica Ltd.	328,847	4,311,607
Origin Energy Ltd.	10,900	56,643
Pact Group Holdings Ltd.	888,151	1,647,235
QBE Insurance Group Ltd.	8,427	76,863
Ramsay Health Care Ltd.	877	40,388
REA Group Ltd.	335	18,879
Rio Tinto Ltd.	2,336	157,452
Santos Ltd.	10,975	55,540
Saracen Mineral Holdings Ltd. *	1,052,967	2,076,965
Scentre Group	33,702	90,911
SEEK Ltd.	2,153	27,653
Seven Group Holdings Ltd.	388,392	5,370,608
Shopping Centres Australasia Property Group	2,102,971	3,799,507
Sonic Healthcare Ltd.	2,841	51,376
South32 Ltd.	32,113	75,845
Stockland	15,262	40,629
Suncorp Group Ltd.	8,224	76,962
Sydney Airport	6,843	36,782
Tabcorp Holdings Ltd.	12,001	40,524
Telstra Corp., Ltd.	25,802	61,456
The GPT Group	11,324	45,806
TPG Telecom Ltd.	2,733	12,986
Transurban Group	17,171	162,600
Treasury Wine Estates Ltd.	4,455	54,038
Unibail-Rodamco-Westfield	3,724	147,044
Vicinity Centres	20,665	37,059
Washington H Soul Pattinson & Co., Ltd.	769	12,472
Wesfarmers Ltd.	7,158	181,686
Westpac Banking Corp.	21,826	424,001
WiseTech Global Ltd.	282,149	4,467,643
Woodside Petroleum Ltd.	5,916	147,484
Woolworths Group Ltd.	8,456	189,859
WorleyParsons Ltd.	2,205	22,219
		73,039,280

Austria 0.0%
ANDRITZ AG	478	22,827
Erste Group Bank AG	1,865	74,677
OMV AG	913	48,972
Raiffeisen Bank International AG	918	24,485
Verbund AG	468	23,240
voestalpine AG	710	22,844
		217,045

Belgium 0.8%
Ageas	1,168	61,723
Anheuser-Busch InBev S.A./N.V.	4,871	433,067
Argenx SE *	20,060	2,570,837
Colruyt S.A.	383	27,648
Galapagos N.V. *	31,873	3,661,022
Groupe Bruxelles Lambert S.A.	500	47,880
KBC Group N.V.	1,589	117,961
Melexis N.V.	14,234	1,143,899
Proximus	943	26,411
Shurgard Self Storage S.A. *	128,163	4,240,557
Solvay S.A.	459	55,344
Telenet Group Holding N.V.	355	18,855

12
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UCB S.A.	784	62,312
Umicore S.A.	1,298	50,372
		12,517,888

Bermuda 0.0%
The Bank of N.T. Butterfield & Son Ltd.	9,514	380,750

Brazil 0.6%
Azul S.A. *	51,951	1,348,648
B3 S.A. - Brasil Bolsa Balcao	151,400	1,330,170
BK Brasil Operacao e Assessoria a Restaurantes S.A.	301,300	1,743,515
Localiza Rent a Car S.A.	73,900	682,252
Lojas Renner S.A.	55,300	661,157
M Dias Branco S.A.	58,500	620,493
Notre Dame Intermedica Participacoes S.A.	199,200	1,784,169
Via Varejo S.A.	230,700	241,226
		8,411,630

Canada 6.1%
Alimentation Couche-Tard, Inc., Class B	69,740	4,111,937
ATS Automation Tooling Systems, Inc. *	114,081	1,826,556
Badger Daylighting Ltd.	115,955	3,911,328
Boralex, Inc., Class A	374,439	5,111,957
Brookfield Asset Management, Inc., Class A	91,873	4,427,360
CAE, Inc.	173,546	4,036,496
Canada Goose Holdings, Inc. *	72,089	3,848,832
Canadian National Railway Co.	46,445	4,314,112
Canadian Pacific Railway Ltd.	12,883	2,886,694
Cenovus Energy, Inc.	401,725	3,982,166
Cineplex, Inc.	259,510	4,962,787
FirstService Corp.	31,034	2,700,563
Gibson Energy, Inc.	152,174	2,509,162
Hudbay Minerals, Inc.	527,612	3,512,950
Innergex Renewable Energy, Inc.	597,176	6,311,870
Interfor Corp. *	160,017	1,994,688
Kirkland Lake Gold Ltd.	114,722	3,708,748
lululemon Athletica, Inc. *	8,200	1,446,070
Northview Apartment Real Estate Investment Trust	173,458	3,648,613
Ritchie Bros. Auctioneers, Inc.	79,470	2,765,463
Rogers Communications, Inc., Class B	67,626	3,404,772
The Descartes Systems Group, Inc. *	74,191	2,962,767
The Toronto-Dominion Bank	59,074	3,369,736
TransAlta Renewables, Inc.	291,033	3,013,083
WSP Global, Inc.	114,686	6,192,719
		90,961,429

Chile 0.1%
Geopark Ltd. *	89,976	1,412,623

China 4.2%
A-Living Services Co., Ltd. *	1,664,500	2,656,958
Alibaba Group Holding Ltd. ADR *	39,890	7,402,387
Baidu, Inc. ADR *	20,490	3,406,053
Baozun, Inc. ADR *	90,866	4,407,001
China Mengniu Dairy Co., Ltd. *	806,000	2,977,682
China Merchants Bank Co., Ltd., Class H	806,500	3,991,370
Country Garden Services Holdings Co., Ltd. *	282,000	520,864
GDS Holdings Ltd. ADR *	103,639	4,055,394
Security	Number of Shares	Value ($)
Huazhu Group Ltd. ADR	11,820	501,168
Li Ning Co., Ltd. *	3,071,500	5,580,042
Microport Scientific Corp.	2,526,000	2,380,409
NetEase, Inc. ADR	9,819	2,793,800
Nexteer Automotive Group Ltd.	2,306,288	3,616,363
Ping An Insurance Group Co. of China Ltd., Class H	441,000	5,338,154
Shenzhou International Group Holdings Ltd.	100,000	1,344,083
Tencent Holdings Ltd.	164,100	8,088,102
Tencent Music Entertainment Group ADR *	35,809	615,915
Vitasoy International Holdings Ltd.	100,000	503,519
Zhongsheng Group Holdings Ltd.	1,142,000	3,004,318
		63,183,582

Denmark 1.0%
Ambu A/S, Class B	14,636	421,102
AP Moeller - Maersk A/S, Series A	23	28,134
AP Moeller - Maersk A/S, Series B	41	52,853
Carlsberg A/S, Class B	691	89,347
Chr. Hansen Holding A/S	17,082	1,745,456
Coloplast A/S, Class B	21,515	2,324,081
Danske Bank A/S	4,645	82,559
Demant A/S *	657	20,759
DSV A/S	35,328	3,273,768
Genmab A/S *	10,681	1,773,133
H. Lundbeck A/S	432	18,212
ISS A/S	1,052	32,761
Novo Nordisk A/S, Class B	11,603	568,484
Novozymes A/S, B Shares	1,402	65,439
Orsted A/S	33,659	2,576,901
Pandora A/S	697	29,236
Royal Unibrew A/S	9,506	682,125
Tryg A/S	18,847	576,806
Vestas Wind Systems A/S	1,269	114,824
		14,475,980

Finland 0.7%
Elisa Oyj	894	37,933
Fortum Oyj	2,753	58,392
Kone Oyj, Class B	2,143	117,754
Konecranes Oyj	103,733	4,336,037
Metso Oyj	691	25,855
Neste Oyj	88,932	2,939,441
Nokia Oyj	35,917	188,730
Nokian Renkaat Oyj	758	25,408
Nordea Bank Abp	19,419	152,776
Orion Oyj, Class B	691	23,041
Sampo Oyj, A Shares	2,803	128,344
Stora Enso Oyj, R Shares	3,416	42,541
UPM-Kymmene Oyj	3,376	95,321
Valmet Oyj	80,098	2,206,460
Wartsila Oyj Abp	2,751	44,050
		10,422,083

France 8.7%
Accor S.A.	141,666	5,968,009
Aeroports de Paris	184	37,483
Air Liquide S.A.	2,739	364,374
Airbus SE	44,692	6,119,660
Alstom S.A.	964	42,413
Amundi S.A.	375	26,980
Arkema S.A.	423	43,432
Atos SE	594	61,248

13
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AXA S.A.	12,410	330,932
BioMerieux	257	20,412
BNP Paribas S.A.	261,941	13,943,929
Bollore S.A.	5,481	26,072
Bouygues S.A.	1,357	51,081
Bureau Veritas S.A.	125,437	3,179,663
Capgemini SE	31,509	3,823,751
Carrefour S.A.	3,831	74,636
Casino Guichard Perrachon S.A.	375	15,352
CNP Assurances	1,064	25,132
Compagnie de Saint-Gobain	3,150	129,150
Compagnie Generale des Etablissements Michelin	1,079	139,526
Covivio	305	33,011
Credit Agricole S.A.	7,222	99,173
Danone S.A.	27,057	2,187,422
Dassault Aviation S.A.	15	22,696
Dassault Systemes SE	19,743	3,126,560
Edenred	1,552	73,173
Eiffage S.A.	508	53,041
Electricite de France S.A.	3,701	53,450
Engie S.A.	11,666	173,153
EssilorLuxottica S.A.	11,436	1,393,346
Eurazeo SE	299	23,467
Eurofins Scientific SE	71	32,513
Eutelsat Communications S.A.	1,152	20,820
Faurecia S.A.	471	23,965
Gaztransport Et Technigaz S.A.	72,765	6,584,532
Gecina S.A.	285	42,583
Getlink SE	2,938	47,290
Hermes International	2,179	1,533,071
ICADE	213	18,204
Iliad S.A.	164	16,708
Imerys S.A.	228	12,142
Ingenico Group S.A.	41,781	3,526,323
Ipsen S.A.	6,240	728,769
JCDecaux S.A.	477	15,622
Kering S.A.	6,385	3,778,352
Klepierre S.A.	1,267	45,022
Korian S.A.	194,780	7,840,670
L'Oreal S.A.	17,286	4,754,557
Legrand S.A.	1,687	124,084
LISI	82,862	2,774,201
LVMH Moet Hennessy Louis Vuitton SE	13,944	5,474,653
Maisons du Monde S.A.	41,492	893,368
Natixis S.A.	5,834	34,378
Nexity S.A.	10,803	505,303
Orange S.A.	12,736	199,045
Orpea	8,510	1,038,293
Pernod-Ricard S.A.	1,354	236,093
Peugeot S.A.	3,724	97,639
Publicis Groupe S.A.	113,080	6,721,060
Remy Cointreau S.A.	146	19,454
Renault S.A.	1,217	83,031
Rexel S.A.	1,972	26,511
Rubis SCA	154,822	8,492,017
Safran S.A.	33,620	4,900,491
Sanofi	7,195	627,758
Sartorius Stedim Biotech	190	25,807
Schneider Electric SE	3,503	296,480
SCOR SE	1,034	42,213
SEB S.A.	140	25,650
SES S.A.	2,289	38,947
Societe BIC S.A.	181	15,592
Societe Generale S.A.	4,933	156,433
Sodexo S.A.	561	64,338
SOITEC *	35,588	3,604,498
Solutions 30 SE *	191,664	2,587,550
Security	Number of Shares	Value ($)
STMicroelectronics N.V.	4,233	77,738
Suez	2,318	32,563
Teleperformance	8,810	1,693,640
Thales S.A.	24,003	2,867,818
TOTAL S.A.	70,536	3,921,150
UbiSoft Entertainment S.A. *	485	46,336
Valeo S.A.	167,773	6,102,361
Veolia Environnement S.A.	165,480	3,914,010
Vinci S.A.	3,250	328,238
Vivendi S.A.	6,698	194,415
Wendel S.A.	182	25,209
Worldline S.A. *	9,070	571,656
		129,562,891

Germany 8.1%
1&1 Drillisch AG	329	12,266
adidas AG	1,189	306,272
Allianz SE	36,280	8,769,388
Axel Springer SE	308	17,445
BASF SE	5,869	479,151
Bayer AG	166,781	11,100,239
Bayerische Motoren Werke AG	114,788	9,792,383
Beiersdorf AG	625	68,388
Brenntag AG	958	51,640
Carl Zeiss Meditec AG, Class B	30,668	3,016,496
Commerzbank AG *	6,210	55,973
Continental AG	60,831	10,091,301
Covestro AG	1,218	66,926
Daimler AG	184,410	12,103,930
Delivery Hero SE *	582	26,822
Deutsche Bank AG	12,653	104,925
Deutsche Boerse AG	1,209	161,549
Deutsche Lufthansa AG	1,461	35,347
Deutsche Post AG	6,345	220,555
Deutsche Telekom AG	21,315	357,131
Deutsche Wohnen SE	2,244	101,082
Duerr AG	70,225	3,175,851
E.ON SE	13,912	149,578
Evonik Industries AG	1,011	30,181
Fielmann AG	104,606	7,437,403
Fraport AG Frankfurt Airport Services Worldwide	258	21,477
Fresenius Medical Care AG & Co. KGaA	1,364	114,963
Fresenius SE & Co. KGaA	2,682	152,512
GEA Group AG	1,089	30,511
Gerresheimer AG	38,962	2,935,493
Hannover Rueck SE	374	56,478
HeidelbergCement AG	922	74,608
Henkel AG & Co. KGaA	644	61,411
HOCHTIEF AG	137	20,483
Hugo Boss AG	399	27,880
Infineon Technologies AG	7,270	172,340
Innogy SE *	861	37,373
Isra Vision AG	64,194	2,581,305
JOST Werke AG	75,313	2,780,711
KION Group AG	10,232	703,886
LANXESS AG	546	31,618
Merck KGaA	818	87,191
METRO AG	1,216	20,662
MorphoSys AG *	18,347	1,824,638
MTU Aero Engines AG	15,984	3,771,100
Muenchener Rueckversicherungs-Gesellschaft AG	973	242,135
Nemetschek SE	28,001	5,180,189
Norma Group SE	65,723	3,107,640
OSRAM Licht AG	639	21,978
ProSiebenSat.1 Media SE	1,462	23,112

14
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Puma SE	1,704	1,054,031
QIAGEN N.V. *(a)	50,470	1,966,311
QIAGEN N.V. *(a)	1,430	55,371
Rheinmetall AG	53,662	6,183,363
RTL Group S.A.	247	13,918
RWE AG	3,348	85,876
SAP SE	45,119	5,816,214
Siemens AG	4,857	582,365
Siemens Healthineers AG	930	39,808
Sixt SE	16,288	1,816,316
Stabilus S.A.	56,742	3,166,358
Symrise AG	764	73,437
Telefonica Deutschland Holding AG	4,609	14,971
ThyssenKrupp AG	327,301	4,614,495
TUI AG	2,731	30,411
Uniper SE	1,248	37,869
United Internet AG	762	30,636
Volkswagen AG	201	36,039
Vonovia SE	72,807	3,638,638
Washtec AG	2,960	232,728
Wirecard AG	742	112,092
Zalando SE *	690	32,458
		121,447,621

Hong Kong 1.7%
AIA Group Ltd.	735,400	7,530,081
ASM Pacific Technology Ltd.	217,500	2,522,787
BeiGene Ltd. ADR *	218	27,082
BOC Hong Kong (Holdings) Ltd.	24,000	107,573
CK Asset Holdings Ltd.	16,538	132,974
CK Hutchison Holdings Ltd.	17,038	179,136
CK Infrastructure Holdings Ltd.	4,074	33,038
CLP Holdings Ltd.	10,500	119,172
Dairy Farm International Holdings Ltd.	2,200	17,234
Fortune REIT	1,156,000	1,497,726
Galaxy Entertainment Group Ltd.	292,000	2,186,856
Hang Lung Group Ltd.	6,000	17,894
Hang Lung Properties Ltd.	13,000	30,598
Hang Seng Bank Ltd.	4,800	126,113
Henderson Land Development Co., Ltd.	8,807	54,279
HK Electric Investments & HK Electric Investments Ltd.	17,000	16,659
HKBN Ltd.	2,128,983	3,812,620
HKT Trust & HKT Ltd.	23,120	35,838
Hong Kong & China Gas Co., Ltd.	58,438	139,507
Hong Kong Exchanges & Clearing Ltd.	7,745	269,052
Hongkong Land Holdings Ltd.	7,300	50,968
Hysan Development Co., Ltd.	4,000	22,419
Kerry Properties Ltd.	4,000	17,122
Link REIT	13,500	157,733
Melco International Development Ltd.	2,153,000	5,290,580
Melco Resorts & Entertainment Ltd. ADR	1,527	38,328
MGM China Holdings Ltd.	6,000	12,386
Minth Group Ltd.	6,000	18,969
MTR Corp., Ltd.	9,559	56,947
New World Development Co., Ltd.	39,113	64,799
NWS Holdings Ltd.	9,572	19,905
PCCW Ltd.	23,000	13,869
Power Assets Holdings Ltd.	9,000	62,777
Sands China Ltd.	15,200	83,663
Shangri-La Asia Ltd.	8,000	11,342
Sino Land Co., Ltd.	22,000	38,699
SJM Holdings Ltd.	12,683	15,336
Sun Hung Kai Properties Ltd.	10,202	176,070
Swire Pacific Ltd., Class A	3,500	44,322
Swire Properties Ltd.	7,200	29,299
Techtronic Industries Co., Ltd.	8,500	61,510
Security	Number of Shares	Value ($)
The Bank of East Asia Ltd.	8,011	25,287
The Wharf Holdings Ltd.	7,349	21,121
WH Group Ltd.	54,500	64,485
Wharf Real Estate Investment Co., Ltd.	8,349	63,989
Wheelock & Co., Ltd.	5,000	35,632
Wynn Macau Ltd.	9,600	27,621
Yue Yuen Industrial Holdings Ltd.	5,000	16,150
		25,397,547

India 1.3%
Axis Bank Ltd. *	134,824	1,486,278
Bata India Ltd.	189,840	3,972,139
Edelweiss Financial Services Ltd.	251,615	538,141
HDFC Bank Ltd.	52,301	1,737,447
Hexaware Technologies Ltd.	90,689	454,438
Hindustan Unilever Ltd.	46,297	1,169,357
Jubilant Foodworks Ltd.	141,228	2,699,032
Maruti Suzuki India Ltd.	11,163	1,069,632
Motherson Sumi Systems Ltd.	192,858	406,550
Pidilite Industries Ltd.	34,498	612,335
Titan Co., Ltd.	48,713	811,249
WNS Holdings Ltd. ADR *	88,718	5,070,234
		20,026,832

Indonesia 0.7%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	10,410,400	1,804,172
PT Astra International Tbk	1,556,400	833,169
PT Bank Central Asia Tbk	1,905,500	3,849,251
PT Bank Mandiri (Persero) Tbk *	7,086,000	3,860,480
		10,347,072

Ireland 1.6%
AIB Group plc	5,047	23,448
Bank of Ireland Group plc	5,995	38,323
CRH plc	5,266	177,152
Dalata Hotel Group plc	316,175	2,088,724
DCC plc	624	55,854
Glanbia plc	267,615	4,919,575
Grafton Group plc	282,311	3,253,767
ICON plc *	13,710	1,872,512
Kerry Group plc, Class A	19,281	2,158,233
Kingspan Group plc	34,566	1,817,502
Paddy Power Betfair plc	524	43,891
Ryanair Holdings plc ADR *	99,655	7,737,214
Smurfit Kappa Group plc	1,397	40,966
		24,227,161

Israel 0.4%
Azrieli Group Ltd.	277	15,781
Bank Hapoalim B.M.	6,610	48,662
Bank Leumi Le-Israel B.M.	9,560	65,466
Bezeq The Israeli Telecommunication Corp., Ltd.	13,960	9,550
Check Point Software Technologies Ltd. *	23,402	2,826,025
CyberArk Software Ltd. *	4,192	540,475
Elbit Systems Ltd.	157	21,886
Israel Chemicals Ltd.	4,649	24,685
Kornit Digital Ltd. *	32,212	928,672
Mizrahi Tefahot Bank Ltd.	937	20,283
Nice Ltd. *	383	52,760

15
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Teva Pharmaceutical Industries Ltd. ADR *	6,113	93,040
Wix.com Ltd. *	8,260	1,108,162
		5,755,447

Italy 2.5%
Amplifon S.p.A.	134,469	2,586,898
Assicurazioni Generali S.p.A.	7,423	144,021
Atlantia S.p.A.	3,210	87,635
Banca Generali S.p.A.	27,546	778,310
Davide Campari-Milano S.p.A.	3,600	36,317
Enel S.p.A.	310,892	1,968,619
Eni S.p.A.	16,285	277,515
EXOR N.V.	106,572	7,106,506
Ferrari N.V.	12,574	1,705,431
Fiat Chrysler Automobiles N.V.	6,819	105,090
FinecoBank Banca Fineco S.p.A.	381,095	5,019,758
Interpump Group S.p.A.	94,800	3,564,883
Intesa Sanpaolo S.p.A.	4,402,062	11,533,474
Leonardo S.p.A.	2,641	30,543
Mediobanca S.p.A.	3,892	41,252
Moncler S.p.A.	17,631	724,886
Pirelli & C S.p.A. *	2,479	18,122
Poste Italiane S.p.A	3,238	34,606
Prysmian S.p.A.	1,491	28,789
Recordati S.p.A.	663	26,790
Snam S.p.A.	14,104	71,802
Technogym S.p.A.	45,028	552,547
Telecom Italia S.p.A. *	70,677	39,563
Tenaris S.A.	76,255	1,057,034
Terna - Rete Elettrica Nationale S.p.A.	8,721	52,319
UniCredit S.p.A.	12,886	178,395
		37,771,105

Japan 13.6%
ABC-Mart, Inc.	200	12,430
Acom Co., Ltd.	2,600	9,137
Adastria Co., Ltd.	166,400	4,091,466
Aeon Co., Ltd.	3,800	70,249
AEON Financial Service Co., Ltd.	600	12,457
Aeon Mall Co., Ltd.	500	7,676
AGC, Inc.	1,200	40,941
Ain Holdings, Inc.	31,100	2,473,842
Air Water, Inc.	978	14,918
Aisin Seiki Co., Ltd.	1,000	38,685
Ajinomoto Co., Inc.	2,878	46,565
Alfresa Holdings Corp.	1,200	33,485
Alps Alpine Co., Ltd.	1,400	29,608
Amada Holdings Co., Ltd.	2,226	24,954
ANA Holdings, Inc.	740	25,898
Anritsu Corp.	206,500	3,591,585
Aozora Bank Ltd.	800	19,547
Ariake Japan Co., Ltd.	59,800	3,494,399
Asahi Group Holdings Ltd.	2,300	100,288
Asahi Intecc Co., Ltd.	30,900	1,565,362
Asahi Kasei Corp.	8,163	84,131
Asics Corp.	900	11,088
Astellas Pharma, Inc.	12,300	166,590
Bandai Namco Holdings, Inc.	1,300	62,323
Benesse Holdings, Inc.	500	13,824
Bridgestone Corp.	3,900	154,714
Brother Industries Ltd.	1,400	27,643
Calbee, Inc.	500	13,845
Canon, Inc.	6,465	179,391
Casio Computer Co., Ltd.	1,336	16,829
Central Japan Railway Co.	900	193,535
Chubu Electric Power Co., Inc.	3,931	57,163
Security	Number of Shares	Value ($)
Chugai Pharmaceutical Co., Ltd.	1,400	88,783
Coca-Cola Bottlers Japan Holdings, Inc.	800	19,754
Concordia Financial Group Ltd.	6,900	26,938
Cosmos Pharmaceutical Corp.	5,800	927,192
Credit Saison Co., Ltd.	811	10,376
CyberAgent, Inc.	600	24,051
Dai Nippon Printing Co., Ltd.	1,500	35,607
Dai-ichi Life Holdings, Inc.	6,800	98,157
Daicel Corp.	1,700	19,072
Daifuku Co., Ltd.	700	43,064
Daiichi Sankyo Co., Ltd.	3,600	178,000
Daikin Industries Ltd.	23,100	2,941,080
Daito Trust Construction Co., Ltd.	500	66,952
Daiwa House Industry Co., Ltd.	3,600	100,906
Daiwa House REIT Investment Corp.	12	27,555
Daiwa Securities Group, Inc.	10,000	46,548
Dena Co., Ltd.	700	10,932
Denso Corp.	2,800	122,346
Dentsu, Inc.	1,400	57,288
Digital Arts, Inc.	32,700	2,823,516
Disco Corp.	200	34,609
East Japan Railway Co.	1,938	182,641
Eisai Co., Ltd.	1,600	93,169
Electric Power Development Co., Ltd.	1,000	23,245
en-Japan, Inc.	193,000	6,285,016
F.C.C. Co., Ltd.	110,900	2,296,270
FamilyMart UNY Holdings Co., Ltd.	1,600	42,667
Fancl Corp.	106,600	3,162,878
FANUC Corp.	1,199	225,263
Fast Retailing Co., Ltd.	330	190,935
Fuji Electric Co., Ltd.	800	28,361
FUJIFILM Holdings Corp.	2,500	116,791
Fujitsu Ltd.	1,300	95,439
Fukuoka Financial Group, Inc.	1,000	23,342
GMO Payment Gateway, Inc.	41,700	3,325,219
Hakuhodo DY Holdings, Inc.	1,500	25,362
Hamamatsu Photonics K.K.	900	36,631
Hankyu Hanshin Holdings, Inc.	1,500	56,081
Harmonic Drive Systems, Inc.	17,900	712,665
Hikari Tsushin, Inc.	100	18,541
Hino Motors Ltd.	1,700	16,117
Hirose Electric Co., Ltd.	205	23,759
Hisamitsu Pharmaceutical Co., Inc.	400	17,014
Hitachi Chemical Co., Ltd.	700	18,670
Hitachi Construction Machinery Co., Ltd.	700	18,798
Hitachi High-Technologies Corp.	400	17,829
Hitachi Ltd.	6,164	205,004
Hitachi Metals Ltd.	1,200	13,871
Honda Motor Co., Ltd.	10,407	290,386
Hoshizaki Corp.	400	25,933
Hoya Corp.	52,600	3,715,013
Hulic Co., Ltd.	1,900	16,392
Idemitsu Kosan Co., Ltd.	1,392	45,229
IHI Corp.	900	21,486
Iida Group Holdings Co., Ltd.	1,013	17,166
Infomart Corp.	437,100	6,359,498
Inpex Corp.	6,500	63,237
Isetan Mitsukoshi Holdings Ltd.	2,221	21,172
Isuzu Motors Ltd.	3,400	48,969
ITOCHU Corp.	8,929	161,110
J. Front Retailing Co., Ltd.	1,500	18,328
Japan Airlines Co., Ltd.	700	22,829
Japan Airport Terminal Co., Ltd.	300	12,687
Japan Exchange Group, Inc.	3,200	52,255
Japan Post Bank Co., Ltd.	2,500	27,526
Japan Post Holdings Co., Ltd.	10,000	111,996
Japan Prime Realty Investment Corp.	5	19,991
Japan Real Estate Investment Corp.	8	44,345

16
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Japan Retail Fund Investment Corp.	17	32,484
Japan Tobacco, Inc.	7,100	164,064
JFE Holdings, Inc.	3,100	53,344
JGC Corp.	1,400	20,172
JSR Corp.	1,300	19,836
JTEKT Corp.	1,400	18,060
JXTG Holdings, Inc.	20,585	100,150
Kajima Corp.	3,000	44,526
Kakaku.com, Inc.	900	18,542
Kamigumi Co., Ltd.	700	16,722
Kaneka Corp.	267	10,310
Kansai Paint Co., Ltd.	1,173	22,365
Kao Corp.	3,100	239,312
Kawasaki Heavy Industries Ltd.	900	21,027
KDDI Corp.	11,300	260,437
Keihan Holdings Co., Ltd.	625	26,616
Keikyu Corp.	1,400	23,920
Keio Corp.	700	42,265
Keisei Electric Railway Co., Ltd.	833	29,218
Keyence Corp.	9,700	6,060,496
KH Neochem Co., Ltd.	119,700	3,496,575
Kikkoman Corp.	914	42,561
Kintetsu Group Holdings Co., Ltd.	1,100	48,893
Kirin Holdings Co., Ltd.	5,200	118,292
Kobayashi Pharmaceutical Co., Ltd.	300	23,925
Kobe Bussan Co., Ltd.	76,700	3,051,696
Kobe Steel Ltd.	1,700	13,019
Koito Manufacturing Co., Ltd.	685	41,018
Komatsu Ltd.	255,300	6,594,500
Konami Holdings Corp.	600	27,321
Konica Minolta, Inc.	3,000	30,125
Kose Corp.	200	37,465
Kubota Corp.	6,200	94,397
Kuraray Co., Ltd.	2,100	28,215
Kurita Water Industries Ltd.	700	18,222
Kyocera Corp.	2,100	136,467
Kyowa Hakko Kirin Co., Ltd.	1,600	31,125
Kyudenko Corp.	106,000	3,025,095
Kyushu Electric Power Co., Inc.	2,500	24,210
Kyushu Railway Co.	1,083	35,289
Lasertec Corp.	56,800	2,580,939
Lawson, Inc.	329	15,361
LINE Corp. *	500	16,752
Lion Corp.	1,500	30,876
LIXIL Group Corp.	1,700	22,210
M3, Inc.	66,900	1,194,277
Makita Corp.	1,400	51,077
Marubeni Corp.	9,745	69,829
Marui Group Co., Ltd.	1,300	26,443
Maruichi Steel Tube Ltd.	300	8,294
Mazda Motor Corp.	3,600	42,606
McDonald's Holdings Co., Ltd.	400	18,523
Mebuki Financial Group, Inc.	5,510	14,048
Medipal Holdings Corp.	1,100	24,735
MEIJI Holdings Co., Ltd.	800	63,061
Minebea Mitsumi, Inc.	2,387	42,571
MISUMI Group, Inc.	205,630	5,369,224
Mitsubishi Chemical Holdings Corp.	8,100	57,750
Mitsubishi Corp.	8,549	235,505
Mitsubishi Electric Corp.	11,500	164,564
Mitsubishi Estate Co., Ltd.	7,587	128,296
Mitsubishi Gas Chemical Co., Inc.	1,100	16,514
Mitsubishi Heavy Industries Ltd.	1,900	79,183
Mitsubishi Materials Corp.	704	18,310
Mitsubishi Motors Corp.	4,200	23,585
Mitsubishi Tanabe Pharma Corp.	1,600	20,139
Mitsubishi UFJ Financial Group, Inc.	75,100	372,611
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,600	13,257
Security	Number of Shares	Value ($)
Mitsui & Co., Ltd.	10,600	171,451
Mitsui Chemicals, Inc.	1,200	29,498
Mitsui Fudosan Co., Ltd.	5,600	129,707
Mitsui O.S.K. Lines Ltd.	800	20,363
Mizuho Financial Group, Inc.	154,500	241,287
Modec, Inc.	96,400	2,964,164
MonotaRO Co., Ltd.	29,700	683,918
MS&AD Insurance Group Holdings, Inc.	3,010	93,562
Murata Manufacturing Co., Ltd.	3,372	169,320
Musashi Seimitsu Industry Co., Ltd.	208,200	3,250,227
Nabtesco Corp.	269,000	8,248,588
Nachi-Fujikoshi Corp.	29,100	1,445,050
Nagoya Railroad Co., Ltd.	1,200	32,526
NEC Corp.	1,700	57,414
Nexon Co., Ltd. *	2,900	41,282
NGK Insulators Ltd.	1,700	25,251
NGK Spark Plug Co., Ltd.	1,000	19,498
NH Foods Ltd.	604	24,342
Nichias Corp.	21,000	405,979
Nidec Corp.	1,400	199,974
Nifco, Inc.	325,100	9,177,259
Nihon Kohden Corp.	80,500	2,350,612
Nihon M&A Center, Inc.	423,300	12,079,222
Nikon Corp.	2,000	27,892
Nintendo Co., Ltd.	700	241,091
Nippon Building Fund, Inc.	9	57,955
Nippon Electric Glass Co., Ltd.	500	13,740
Nippon Express Co., Ltd.	500	27,497
Nippon Paint Holdings Co., Ltd.	900	34,278
Nippon Prologis REIT, Inc.	12	25,770
Nippon Steel Corp.	5,100	91,223
Nippon Telegraph & Telephone Corp.	4,200	174,755
Nippon Yusen K.K.	1,000	17,088
Nissan Chemical Corp.	800	35,641
Nissan Motor Co., Ltd.	14,700	118,012
Nisshin Seifun Group, Inc.	1,300	30,313
Nissin Foods Holdings Co., Ltd.	400	26,473
Nitori Holdings Co., Ltd.	7,705	919,226
Nitto Denko Corp.	1,100	59,474
Nomura Holdings, Inc.	21,900	82,918
Nomura Real Estate Holdings, Inc.	800	17,012
Nomura Real Estate Master Fund, Inc.	25	36,631
Nomura Research Institute Ltd.	21,460	1,050,444
NSK Ltd.	2,300	23,905
NTT Data Corp.	3,900	45,478
NTT DOCOMO, Inc.	8,500	184,582
Obayashi Corp.	4,100	40,305
Obic Co., Ltd.	400	46,438
Odakyu Electric Railway Co., Ltd.	1,900	44,755
Oji Holdings Corp.	5,500	33,003
Olympus Corp.	273,500	3,069,656
Omron Corp.	24,400	1,310,622
Ono Pharmaceutical Co., Ltd.	2,400	45,085
Oracle Corp., Japan	300	20,570
Oriental Land Co., Ltd.	1,300	143,792
ORIX Corp.	8,400	118,993
Orix JREIT, Inc.	1,459	2,561,580
Osaka Gas Co., Ltd.	2,300	42,547
Otsuka Corp.	700	27,533
Otsuka Holdings Co., Ltd.	2,500	89,374
PALTAC Corp.	1,400	77,320
Pan Pacific International Holdings Corp.	800	51,555
Panasonic Corp.	14,200	130,756
Park24 Co., Ltd.	700	14,728
Persol Holdings Co., Ltd.	1,200	22,619
Pigeon Corp.	41,700	1,785,412
Pola Orbis Holdings, Inc.	600	18,939
Pressance Corp.	248,600	3,045,213

17
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Raksul, Inc. *	42,200	1,692,842
Rakuten, Inc.	5,300	59,294
Recruit Holdings Co., Ltd.	7,100	213,808
Renesas Electronics Corp. *	5,200	27,850
Rengo Co., Ltd.	193,500	1,706,752
Resona Holdings, Inc.	13,000	55,187
Resorttrust, Inc.	319,200	4,468,323
Ricoh Co., Ltd.	4,200	42,491
Rinnai Corp.	200	13,493
Rohm Co., Ltd.	600	44,244
Ryohin Keikaku Co., Ltd.	200	38,149
Sankyo Co., Ltd.	300	11,848
Sankyu, Inc.	22,380	1,073,335
Santen Pharmaceutical Co., Ltd.	2,300	35,134
Sawai Pharmaceutical Co., Ltd.	52,100	2,799,330
SBI Holdings, Inc.	1,436	30,790
SCREEN Holdings Co., Ltd.	43,200	2,075,206
SCSK Corp.	31,100	1,477,895
Secom Co., Ltd.	1,400	117,784
Sega Sammy Holdings, Inc.	1,100	13,933
Seibu Holdings, Inc.	1,500	24,418
Seiko Epson Corp.	1,800	28,870
Sekisui Chemical Co., Ltd.	2,382	38,239
Sekisui House Ltd.	3,855	62,155
Seven & i Holdings Co., Ltd.	4,800	166,115
Seven Bank Ltd.	2,900	7,889
SG Holdings Co., Ltd.	600	16,067
Sharp Corp.	1,300	14,502
Shimadzu Corp.	37,500	1,005,872
Shimamura Co., Ltd.	142	10,588
Shimano, Inc.	445	65,408
Shimizu Corp.	3,500	29,978
Shin-Etsu Chemical Co., Ltd.	2,324	220,140
Shinsei Bank Ltd. *	900	12,550
Shionogi & Co., Ltd.	1,800	105,143
Shiseido Co., Ltd.	51,400	4,043,020
SHO-BOND Holdings Co., Ltd.	27,900	1,917,331
Showa Denko K.K.	900	30,726
SMC Corp.	6,737	2,813,807
Softbank Corp.	10,600	124,786
SoftBank Group Corp.	5,231	554,650
Sohgo Security Services Co., Ltd.	500	22,341
Solasto Corp.	145,500	1,458,996
Sompo Holdings, Inc.	2,100	79,261
Sony Corp.	8,100	407,982
Sony Financial Holdings, Inc.	1,100	22,617
Stanley Electric Co., Ltd.	900	24,402
Subaru Corp.	3,900	95,569
Sumco Corp.	1,500	19,788
Sumitomo Chemical Co., Ltd.	9,500	47,396
Sumitomo Corp.	7,100	101,763
Sumitomo Dainippon Pharma Co., Ltd.	1,000	22,093
Sumitomo Electric Industries Ltd.	4,700	62,537
Sumitomo Heavy Industries Ltd.	700	24,890
Sumitomo Metal Mining Co., Ltd.	1,500	47,181
Sumitomo Mitsui Financial Group, Inc.	8,500	308,943
Sumitomo Mitsui Trust Holdings, Inc.	2,100	73,271
Sumitomo Realty & Development Co., Ltd.	2,495	92,240
Sumitomo Rubber Industries Ltd.	900	11,067
Sundrug Co., Ltd.	500	13,405
Suntory Beverage & Food Ltd.	900	39,797
Suzuken Co., Ltd.	500	28,830
Suzuki Motor Corp.	2,200	100,394
Sysmex Corp.	1,100	63,032
T&D Holdings, Inc.	3,500	37,909
Tadano Ltd.	181,300	1,918,203
Taiheiyo Cement Corp.	800	25,799
Taisei Corp.	1,400	61,600
Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	200	18,500
Taiyo Nippon Sanso Corp.	829	13,813
Takashimaya Co., Ltd.	1,000	11,244
Takeda Pharmaceutical Co., Ltd.	9,437	348,242
TDK Corp.	800	70,091
TechnoPro Holdings, Inc.	23,700	1,425,996
Teijin Ltd.	1,200	20,643
Terumo Corp.	116,200	3,506,759
The Bank of Kyoto Ltd.	400	17,334
The Chiba Bank Ltd.	3,800	19,959
The Chugoku Electric Power Co., Inc.	1,800	21,491
The Kansai Electric Power Co., Inc.	4,400	53,232
The Shizuoka Bank Ltd.	2,954	22,698
The Yokohama Rubber Co., Ltd.	800	15,074
THK Co., Ltd.	800	21,155
TIS, Inc.	25,300	1,154,333
Tobu Railway Co., Ltd.	1,200	33,979
Toho Co., Ltd.	700	29,396
Toho Gas Co., Ltd.	466	19,213
Tohoku Electric Power Co., Inc.	2,700	30,908
Tokio Marine Holdings, Inc.	4,300	217,861
Tokyo Base Co., Ltd. *	204,900	1,967,998
Tokyo Century Corp.	300	13,875
Tokyo Electric Power Co. Holdings, Inc. *	9,100	51,400
Tokyo Electron Ltd.	1,000	158,733
Tokyo Gas Co., Ltd.	2,400	61,061
Tokyu Corp.	3,100	50,609
Tokyu Fudosan Holdings Corp.	3,400	19,182
Toppan Printing Co., Ltd.	1,630	26,457
Toray Industries, Inc.	8,600	58,850
Toshiba Corp.	4,100	136,618
Tosoh Corp.	1,700	27,410
TOTO Ltd.	900	38,149
Toyo Seikan Group Holdings Ltd.	900	18,046
Toyo Suisan Kaisha Ltd.	565	21,574
Toyoda Gosei Co., Ltd.	400	8,327
Toyota Industries Corp.	914	51,809
Toyota Motor Corp.	112,177	6,944,928
Toyota Tsusho Corp.	1,400	46,502
Trend Micro, Inc.	800	39,994
Trust Tech, Inc.	99,700	3,398,428
Tsuruha Holdings, Inc.	200	17,045
Unicharm Corp.	2,600	85,805
United Urban Investment Corp.	19	30,334
USS Co., Ltd.	1,400	26,874
Welcia Holdings Co., Ltd.	300	11,825
West Japan Railway Co.	1,041	77,423
Yahoo Japan Corp.	17,800	47,517
Yakult Honsha Co., Ltd.	28,100	1,918,542
Yamada Denki Co., Ltd.	4,200	19,910
Yamaguchi Financial Group, Inc.	1,274	9,426
Yamaha Corp.	900	46,730
Yamaha Motor Co., Ltd.	1,700	35,057
Yamato Holdings Co., Ltd.	1,900	41,275
Yamazaki Baking Co., Ltd.	800	11,918
Yaskawa Electric Corp.	1,521	56,623
Yokogawa Electric Corp.	1,500	31,412
Yume No Machi Souzou Iinkai Co., Ltd.	121,600	1,824,360
Zenkoku Hosho Co., Ltd.	15,500	544,263
ZOZO, Inc.	48,300	857,974
		203,967,355

Luxembourg 0.0%
Aroundtown S.A.	5,096	41,403
Millicom International Cellular S.A. SDR *	419	24,508
		65,911

18
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mexico 0.3%
Alpek S.A.B. de C.V.	914,327	1,124,717
Grupo Televisa S.A.B. ADR	277,300	2,811,822
		3,936,539

Netherlands 3.3%
ABN AMRO Group N.V. CVA	2,622	61,754
Adyen N.V. *	996	811,738
Aegon N.V.	11,534	60,209
AerCap Holdings N.V. *	843	41,847
Akzo Nobel N.V.	20,988	1,783,257
ArcelorMittal	4,202	91,419
ASML Holding N.V.	49,311	10,296,668
ASR Nederland N.V.	85,882	3,821,237
B&S Group Sarl	314,479	4,634,738
BE Semiconductor Industries N.V.	94,744	2,729,156
Boskalis Westminster N.V.	124,611	3,419,958
Euronext N.V.	34,701	2,411,099
Heineken Holding N.V.	714	72,688
Heineken N.V.	1,643	177,620
ING Groep N.V.	24,898	317,699
InterXion Holding N.V. *	55,988	3,873,810
Koninklijke Ahold Delhaize N.V.	7,827	188,643
Koninklijke DSM N.V.	1,168	133,586
Koninklijke KPN N.V.	20,841	64,052
Koninklijke Philips N.V.	89,249	3,832,684
Koninklijke Vopak N.V.	447	19,960
NN Group N.V.	1,971	86,014
NXP Semiconductors N.V.	2,197	232,047
Randstad N.V.	738	42,207
Royal Dutch Shell plc, A Shares	141,827	4,513,068
Takeaway.com N.V. *	32,622	2,806,365
Wolters Kluwer N.V.	47,686	3,328,362
		49,851,885

New Zealand 0.9%
a2 Milk Co., Ltd. *	4,711	52,959
Auckland International Airport Ltd.	992,814	5,285,413
Fisher & Paykel Healthcare Corp., Ltd.	3,686	38,994
Fletcher Building Ltd.	5,581	19,228
Mercury NZ Ltd.	2,293,670	5,671,712
Meridian Energy Ltd.	8,588	23,328
Ryman Healthcare Ltd.	2,648	21,504
SKYCITY Entertainment Group Ltd.	868,268	2,366,127
Spark New Zealand Ltd.	11,900	29,199
		13,508,464

Norway 0.5%
Aker BP A.S.A.	670	22,115
DNB A.S.A.	6,180	118,836
Elkem A.S.A. *	913,207	3,782,830
Equinor A.S.A.	7,379	164,490
Gjensidige Forsikring A.S.A.	1,275	24,793
Mowi A.S.A. *	2,710	58,795
Norsk Hydro A.S.A.	8,336	35,904
Orkla A.S.A.	5,053	39,659
Schibsted A.S.A., B Shares	669	16,005
Subsea 7 S.A.	292,695	3,718,525
Telenor A.S.A.	4,753	95,544
Yara International A.S.A.	1,101	49,781
		8,127,277

Security	Number of Shares	Value ($)
Papua New Guinea 0.0%
Oil Search Ltd.	8,500	46,550

Peru 0.2%
Credicorp Ltd.	10,316	2,443,860

Poland 0.1%
Dino Polska S.A. *	26,488	879,501

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	42,176	—
EDP - Energias de Portugal S.A.	15,865	60,202
Galp Energia, SGPS, S.A.	3,107	52,093
Jeronimo Martins, SGPS, S.A.	1,560	25,406
NOS SGPS, S.A.	395,919	2,660,911
		2,798,612

Republic of Korea 1.0%
Fila Korea Ltd.	53,485	3,782,544
Hyundai Mipo Dockyard Co., Ltd.	18,271	881,268
NAVER Corp.	42,800	4,383,254
Samsung Electronics Co., Ltd.	118,400	4,655,158
Samsung SDI Co., Ltd.	6,482	1,316,144
		15,018,368

Russia 0.1%
Yandex N.V., Class A *	40,174	1,503,713

Singapore 1.6%
Ascendas Real Estate Investment Trust	2,643,133	5,838,605
CapitaLand Commercial Trust	17,860	25,517
CapitaLand Ltd.	15,900	41,318
CapitaLand Mall Trust	3,014,600	5,367,761
City Developments Ltd.	2,627	17,291
ComfortDelGro Corp., Ltd.	14,100	27,928
DBS Group Holdings Ltd.	11,516	239,480
Genting Singapore Ltd.	37,500	27,192
Golden Agri-Resources Ltd.	34,700	7,378
Jardine Cycle & Carriage Ltd.	611	15,966
Jardine Matheson Holdings Ltd.	1,409	92,755
Jardine Strategic Holdings Ltd.	1,400	52,961
Keppel Corp., Ltd.	9,000	44,851
Oversea-Chinese Banking Corp., Ltd.	20,522	182,815
SATS Ltd.	1,857,000	7,142,088
Sembcorp Industries Ltd.	7,100	13,885
Sheng Siong Group Ltd.	4,950,900	3,750,169
Singapore Airlines Ltd.	3,331	23,735
Singapore Exchange Ltd.	5,200	28,234
Singapore Press Holdings Ltd.	10,600	19,591
Singapore Technologies Engineering Ltd.	9,900	28,849
Singapore Telecommunications Ltd.	51,600	120,375
Suntec Real Estate Investment Trust	14,224	19,347
United Overseas Bank Ltd.	8,641	176,954
UOL Group Ltd.	3,400	18,976
Venture Corp., Ltd.	1,800	22,574
Wilmar International Ltd.	11,900	31,825
Yangzijiang Shipbuilding Holdings Ltd.	16,800	19,424
		23,397,844

19
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
South Africa 0.6%
Bid Corp., Ltd.	26,434	558,840
Mr. Price Group Ltd.	35,798	542,524
Naspers Ltd., N Shares	26,185	6,736,099
RMB Holdings Ltd.	166,265	971,773
The Bidvest Group Ltd.	26,434	402,064
		9,211,300

Spain 0.7%
ACS Actividades de Construccion y Servicios S.A.	51,944	2,388,708
Aena SME S.A.	437	81,137
Amadeus IT Group S.A.	61,669	4,914,812
Banco Bilbao Vizcaya Argentaria S.A.	42,703	259,670
Banco De Sabadell S.A.	34,878	40,610
Banco Santander S.A.	103,313	523,732
Bankia S.A.	7,649	21,185
Bankinter S.A.	151,028	1,207,196
CaixaBank S.A.	22,717	72,410
Enagas S.A.	1,426	40,677
Endesa S.A.	1,969	49,123
Ferrovial S.A.	3,109	76,667
Grifols S.A.	1,849	51,386
Iberdrola S.A.	39,522	359,152
Industria de Diseno Textil S.A.	6,962	210,800
Mapfre S.A.	6,681	20,071
Naturgy Energy Group S.A.	2,171	61,805
Red Electrica Corp. S.A.	2,683	55,683
Repsol S.A.	8,943	151,751
Siemens Gamesa Renewable Energy S.A.	1,478	26,546
Telefonica S.A.	29,928	249,520
		10,862,641

Sweden 3.6%
AAK AB	338,890	5,508,211
AF POYRY AB	240,852	4,493,347
Alfa Laval AB	1,820	42,245
Assa Abloy AB, Class B	6,338	135,491
Atlas Copco AB, A Shares	49,529	1,546,013
Atlas Copco AB, B Shares	2,419	68,898
Boliden AB	1,695	50,443
Electrolux AB, B Shares	1,513	37,081
Elekta AB, B Shares	374,083	4,436,989
Epiroc AB, Class A *	4,162	43,025
Epiroc AB, Class B *	2,419	23,938
Essity AB, Class B	3,839	113,830
Fabege AB	283,803	3,941,933
Hennes & Mauritz AB, B Shares	528,560	9,222,816
Hexagon AB, B Shares	47,963	2,620,323
Husqvarna AB, B Shares	2,726	24,889
ICA Gruppen AB	543	19,640
Industrivarden AB, C Shares	1,099	24,733
Indutrade AB	130,194	3,980,644
Investor AB, B Shares	2,880	137,352
Kinnevik AB, Class B	1,468	42,780
LE Lundbergfortagen AB, B Shares	513	17,546
Lundin Petroleum AB	1,160	37,777
Nibe Industrier AB, B Shares	42,061	565,505
Nolato AB, B Shares	6,726	312,168
Sandvik AB	7,140	132,221
Securitas AB, B Shares	2,025	35,410
Skandinaviska Enskilda Banken AB, A Shares	10,296	98,302
Skanska AB, B Shares	2,137	37,214
SKF AB, B Shares	268,373	4,981,533
Security	Number of Shares	Value ($)
Svenska Handelsbanken AB, A Shares	9,661	105,528
Swedbank AB, A Shares	5,726	93,558
Swedish Match AB	1,127	54,952
Swedish Orphan Biovitrum AB *	41,105	750,030
Tele2 AB, B Shares	3,118	41,655
Telefonaktiebolaget LM Ericsson, B Shares	19,626	194,144
Telia Co. AB	17,826	75,948
Thule Group AB	145,994	3,401,062
Vitrolife AB	22,229	468,119
Volvo AB, B Shares	362,074	5,802,752
		53,720,045

Switzerland 5.1%
ABB Ltd.	11,810	242,916
Adecco Group AG	1,008	57,913
Baloise Holding AG	306	52,461
Barry Callebaut AG	14	25,670
Belimo Holding AG	526	2,763,386
Burckhardt Compression Holding AG	13,024	3,931,272
Chocoladefabriken Lindt & Spruengli AG	1	75,862
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	7	46,520
Cie Financiere Richemont S.A.	70,944	5,186,173
Clariant AG *	1,256	25,841
Credit Suisse Group AG *	899,950	11,968,336
Daetwyler Holding AG	10,880	1,687,046
Dufry AG *	204	19,966
EMS-Chemie Holding AG	51	30,885
Geberit AG	238	99,796
Georg Fischer AG	4,324	4,205,400
Givaudan S.A.	60	155,358
Julius Baer Group Ltd. *	1,387	66,999
Kuehne & Nagel International AG	23,425	3,404,935
LafargeHolcim Ltd. *	113,928	5,848,772
Logitech International S.A.	29,063	1,138,861
Lonza Group AG *	16,845	5,202,227
Nestle S.A.	36,930	3,555,532
Novartis AG	75,738	6,205,977
Pargesa Holding S.A.	245	19,254
Partners Group Holding AG	3,921	2,957,472
Roche Holding AG	4,482	1,182,635
Schindler Holding AG	377	81,038
SGS S.A.	34	89,711
Siegfried Holding AG *	7,107	2,696,477
Sika AG	20,202	3,095,391
Sonova Holding AG	344	69,482
Straumann Holding AG	64	51,723
Swiss Life Holding AG *	217	102,018
Swiss Prime Site AG *	484	38,867
Swiss Re AG	1,970	189,667
Swisscom AG	161	75,019
Tecan Group AG	14,047	3,171,123
Temenos AG *	15,296	2,544,454
The Swatch Group AG	346	20,303
The Swatch Group AG - Bearer Shares	191	58,291
u-blox Holding AG *	22,875	1,919,869
UBS Group AG *	24,668	330,784
VAT Group AG *	14,775	1,836,382
Vifor Pharma AG	282	36,826
Zurich Insurance Group AG	968	308,567
		76,873,457

Taiwan 1.7%
Airtac International Group	251,000	3,362,552
ASMedia Technology, Inc.	123,000	2,133,591
Chailease Holding Co., Ltd.	816,940	3,482,885

20
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See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Chroma ATE, Inc.	352,000	1,686,297
Eclat Textile Co., Ltd.	45,000	643,299
Merida Industry Co., Ltd.	497,000	2,896,178
Nien Made Enterprise Co., Ltd.	321,000	2,518,756
Taiwan Semiconductor Manufacturing Co., Ltd.	460,000	3,862,174
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	122,731	5,378,072
		25,963,804

Thailand 0.2%
Airports of Thailand PCL	309,700	662,084
Bangkok Dusit Medical Services PCL, Class F	731,200	584,044
Taokaenoi Food & Marketing PCL, Class F	5,815,700	1,967,410
		3,213,538

Turkey 0.1%
Ulker Biskuvi Sanayi AS	512,460	1,633,510

United Arab Emirates 0.1%
First Abu Dhabi Bank PJSC	210,636	917,401
NMC Health plc	645	23,818
		941,219

United Kingdom 17.3%
3i Group plc	122,952	1,720,396
Abcam plc	148,934	2,530,556
Admiral Group plc	1,267	36,495
Anglo American plc	6,658	172,773
Antofagasta plc	2,444	29,054
Ashtead Group plc	222,796	6,186,429
Associated British Foods plc	2,208	73,752
AstraZeneca plc	8,088	602,554
Auto Trader Group plc	6,193	45,781
Avast plc *	522,091	2,066,947
AVEVA Group plc	143,680	6,277,870
Aviva plc	25,137	141,173
B&M European Value Retail S.A.	691,480	3,564,769
Babcock International Group plc	1,689	11,594
BAE Systems plc	20,568	132,196
Barclays plc	109,758	235,541
Barratt Developments plc	6,350	49,954
BBA Aviation plc	549,960	1,954,350
Beazley plc	245,438	1,849,407
Big Yellow Group plc	57,353	779,846
BP plc	127,978	930,618
British American Tobacco plc	14,649	573,493
BT Group plc	53,948	160,982
Bunzl plc	2,082	62,795
Burberry Group plc	2,593	68,344
Burford Capital Ltd.	176,137	3,768,790
Carnival plc	1,127	59,747
Centrica plc	37,101	51,577
Cineworld Group plc	1,729,125	7,175,353
Close Brothers Group plc	22,942	465,146
CNH Industrial N.V.	913,600	9,932,551
Coats Group plc	2,974,680	3,351,442
Coca-Cola European Partners plc *	1,351	72,400
Coca-Cola HBC AG *	1,252	44,841
Compass Group plc	252,813	5,752,472
ContourGlobal plc	1,991,578	5,661,500
ConvaTec Group plc	8,907	16,132
Croda International plc	24,556	1,663,404
Security	Number of Shares	Value ($)
Dechra Pharmaceuticals plc	63,025	2,190,470
Diageo plc	168,276	7,094,133
Diploma plc	220,483	4,610,877
Direct Line Insurance Group plc	8,637	37,165
easyJet plc	985	14,925
Electrocomponents plc	502,962	4,241,142
Elementis plc	1,446,623	3,075,381
Equiniti Group plc	2,016,312	5,651,821
Experian plc	210,735	6,134,266
Ferguson plc	59,595	4,241,131
Ferrexpo plc	614,119	1,663,622
Fevertree Drinks plc	110,403	4,539,398
Fresnillo plc	1,370	13,418
G4S plc	1,027,293	2,903,448
GlaxoSmithKline plc	31,676	650,727
Glencore plc *	2,228,117	8,840,183
Greggs plc	52,813	1,240,306
GVC Holdings plc	3,419	29,176
Halma plc	117,713	2,769,747
Hammerson plc	5,108	21,491
Hargreaves Lansdown plc	1,764	52,107
Hill & Smith Holdings plc	189,860	3,159,089
Hiscox Ltd.	70,800	1,548,586
HomeServe plc	268,986	3,812,401
HSBC Holdings plc	127,810	1,113,604
IMI plc	108,175	1,485,630
Imperial Brands plc	6,022	191,609
Informa plc	7,864	79,961
InterContinental Hotels Group plc	1,063	68,851
Intermediate Capital Group plc	372,980	5,763,839
Intertek Group plc	16,602	1,161,207
Investec plc	4,335	27,512
ITV plc	22,456	40,098
J. Sainsbury plc	10,861	31,554
John Wood Group plc	4,352	26,681
Johnson Matthey plc	1,200	52,349
Keywords Studios plc	102,331	2,086,203
Kindred Group plc SDR	66,949	584,648
Kingfisher plc	13,393	46,182
Land Securities Group plc	4,596	55,391
Legal & General Group plc	37,674	137,003
Liberty Global plc, Class A *	106,500	2,876,565
Liberty Global plc, Class C *	172,600	4,513,490
Lloyds Banking Group plc	11,713,593	9,579,787
London Stock Exchange Group plc	40,768	2,672,884
Marks & Spencer Group plc	10,428	38,899
Meggitt plc	151,654	1,079,143
Melrose Industries plc	630,945	1,669,448
Merlin Entertainments plc	4,701	22,481
Micro Focus International plc	2,266	57,453
Mondi plc	2,276	50,016
Moneysupermarket.com Group plc	392,681	1,865,194
National Grid plc	21,660	237,305
Network International Holdings plc *	212,886	1,446,314
Next plc	889	66,936
Nomad Foods Ltd. *	183,808	3,823,206
Pearson plc	4,839	52,420
Persimmon plc	1,976	57,725
Prudential plc	16,576	376,629
Reckitt Benckiser Group plc	44,872	3,630,433
RELX plc	181,711	4,174,924
Renishaw plc	9,971	588,837
Rentokil Initial plc	740,083	3,771,618
Rio Tinto plc	7,493	437,135
Rolls-Royce Holdings plc *	381,221	4,565,325
Rotork plc	810,763	3,306,877
Royal Bank of Scotland Group plc	1,836,190	5,749,721
Royal Dutch Shell plc, A Shares	28,765	916,494

21
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Royal Dutch Shell plc, B Shares	23,907	771,559
Royal Mail plc	5,659	18,672
RSA Insurance Group plc	6,340	44,945
Schroders plc	188,271	7,791,959
Schroders plc, Non-Voting Shares	1,100	34,674
Segro plc	234,935	2,081,660
Severn Trent plc	1,484	39,502
Smith & Nephew plc	5,533	106,967
Smiths Group plc	156,353	3,112,918
Spectris plc	73,424	2,638,198
Spirax-Sarco Engineering plc	64,258	6,928,148
SSE plc	6,425	96,135
SSP Group plc	355,499	3,231,279
St. James's Place plc	79,653	1,168,934
Standard Chartered plc	17,990	164,486
Standard Life Aberdeen plc	16,394	59,732
Taylor Wimpey plc	20,520	48,649
Tesco plc	61,798	201,625
The Berkeley Group Holdings plc	805	39,491
The British Land Co., plc	5,786	44,892
The Sage Group plc	6,715	63,652
The Unite Group plc	186,160	2,288,077
The Weir Group plc	44,113	958,791
Ultra Electronics Holdings plc	243,517	5,065,088
Unilever N.V. CVA	9,797	592,763
Unilever plc	7,228	438,126
United Utilities Group plc	4,279	46,419
Victrex plc	184,854	5,880,050
Vodafone Group plc	170,990	317,165
WH Smith plc	30,857	825,555
Whitbread plc	1,190	69,281
WM Morrison Supermarkets plc	14,037	39,565
WPP plc	430,672	5,373,836
		257,970,408

United States 0.4%
Alcon, Inc. *	30,595	1,761,926
Willis Towers Watson plc	20,236	3,730,304
		5,492,230
Total Common Stock
(Cost $1,210,444,205)		1,425,113,518

Preferred Stock 0.0% of net assets

Germany 0.0%
Bayerische Motoren Werke AG	357	26,397
Fuchs Petrolub SE	457	19,927
Henkel AG & Co. KGaA	1,127	114,067
Porsche Automobil Holding SE	949	65,972
Sartorius AG	229	42,045
Volkswagen AG	1,184	206,729
		475,137

Security	Number of Shares	Value ($)
Italy 0.0%
Telecom Italia S.p.A. - RSP	33,955	17,730

United Kingdom 0.0%
Rolls Royce Group plc *(b)	25,327,191	33,027
Total Preferred Stock
(Cost $508,635)		525,894

Other Investment Companies 1.6% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	6,008	401,094

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (c)	22,942,450	22,942,450
Total Other Investment Companies
(Cost $23,333,454)		23,343,544
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
United States Treasury Bills
2.37%, 06/06/19 (d)(e)	10,000	9,977
2.44%, 06/06/19 (d)(e)	25,000	24,940
Total Short-Term Investments
(Cost $34,917)		34,917

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/21/19	660	35,646,600	(55,380)
MSCI EAFE Index, expires 06/21/19	95	9,105,750	366,187
Net Unrealized Appreciation			310,807

22
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
06/19/2019	State Street Bank & Trust Co.	CHF	473,000	USD	492,151	(25,813)
06/19/2019	State Street Bank & Trust Co.	USD	6,368,611	CHF	6,017,000	436,359
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						410,546
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

CHF —	Swiss franc
USD —	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$326,017,330	$—	$326,017,330
Argentina	4,127,521	—	—	4,127,521
Australia	147,044	72,892,236	—	73,039,280
Austria	74,677	142,368	—	217,045
Belgium	4,240,557	8,277,331	—	12,517,888
Bermuda	380,750	—	—	380,750
Brazil	8,411,630	—	—	8,411,630
Canada	90,961,429	—	—	90,961,429
Chile	1,412,623	—	—	1,412,623
China	23,181,718	40,001,864	—	63,183,582
Denmark	4,379,270	10,096,710	—	14,475,980
Finland	37,933	10,384,150	—	10,422,083
France	11,573,077	117,989,814	—	129,562,891
Germany	14,602,276	106,845,345	—	121,447,621
Hong Kong	101,248	25,296,299	—	25,397,547
India	5,070,234	14,956,598	—	20,026,832
Ireland	20,637,651	3,589,510	—	24,227,161
Israel	5,496,374	259,073	—	5,755,447
Mexico	3,936,539	—	—	3,936,539
Netherlands	11,588,807	38,263,078	—	49,851,885
Norway	16,005	8,111,272	—	8,127,277
Peru	2,443,860	—	—	2,443,860
23
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Portugal	$25,406	$2,773,206	$— *	$2,798,612
Russia	1,503,713	—	—	1,503,713
Sweden	487,759	53,232,286	—	53,720,045
Switzerland	75,862	76,797,595	—	76,873,457
Taiwan	5,378,072	20,585,732	—	25,963,804
Thailand	3,213,538	—	—	3,213,538
Turkey	1,633,510	—	—	1,633,510
United Kingdom	27,434,562	230,535,846	—	257,970,408
United States	5,492,230	—	—	5,492,230
Preferred Stock[1]	—	17,730	—	17,730
Germany	114,067	361,070	—	475,137
United Kingdom	—	—	33,027	33,027
Other Investment Companies[1]	23,343,544	—	—	23,343,544
Short-Term Investments[1]	—	34,917	—	34,917
Futures Contracts[2]	366,187	—	—	366,187
Forward Foreign Currency Exchange Contracts[2]	—	436,359	—	436,359
Liabilities
Futures Contracts[2]	(55,380)	—	—	(55,380)
Forward Foreign Currency Exchange Contracts[2]	—	(25,813)	—	(25,813)
Total	$281,834,293	$1,167,871,906	$33,027	$1,449,739,226
*	Level 3 amount shown includes securities determined to have no value at April 30, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
24
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,234,321,211)		$1,449,017,873
Foreign currency, at value (cost $4,007,228)		4,015,381
Deposit with broker for futures contracts		4,135,500
Receivables:
Investments sold		40,551,435
Dividends		4,892,687
Foreign tax reclaims		1,317,254
Fund shares sold		609,761
Unrealized appreciation on forward foreign currency exchange contracts		436,359
Prepaid expenses	+	24,555
Total assets		1,505,000,805
Liabilities
Payables:
Investments bought		7,205,008
Investment adviser and administrator fees		1,453,810
Shareholder service fees		215,361
Fund shares redeemed		642,776
Variation margin on futures contracts		52,930
Unrealized depreciation on forward foreign currency exchange contracts		25,813
Accrued expenses	+	663,895
Total liabilities		10,259,593
Net Assets
Total assets		1,505,000,805
Total liabilities	–	10,259,593
Net assets		$1,494,741,212
Net Assets by Source
Capital received from investors		1,306,240,798
Total distributable earnings		188,500,414

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,494,741,212		66,313,090		$22.54

25
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,398,969)		$15,032,622
Expenses
Investment adviser and administrator fees		9,186,020
Shareholder service fees:
Investor Shares[1]		290,453
Select Shares[1]		965,796
Portfolio accounting fees		80,292
Shareholder reports		31,125
Professional fees		30,383
Registration fees		27,777
Transfer agent fees		22,611
Independent trustees’ fees		7,430
Other expenses	+	22,846
Total expenses		10,664,733
Expense reduction by CSIM and its affiliates	–	1,467,287
Net expenses	–	9,197,446
Net investment income		5,835,176
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(8,201,291)
Net realized losses on futures contracts		(3,016,892)
Net realized losses on foreign currency transactions		(224,099)
Net realized losses on forward foreign currency exchange contracts	+	(17,309)
Net realized losses		(11,459,591)
Net change in unrealized appreciation (depreciation) on investments		120,000,270
Net change in unrealized appreciation (depreciation) on futures contracts		3,853,031
Net change in unrealized appreciation (depreciation) on foreign currency translations		107,664
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	+	158,172
Net change in unrealized appreciation (depreciation)	+	124,119,137
Net realized and unrealized gains		112,659,546
Increase in net assets resulting from operations		$118,494,722
[1]	Effective February 26, 2019, all outstanding Investor Shares were consolidated into the Select Shares, resulting in a single class of shares of the fund (see financial note 1).
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Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$5,835,176	$15,385,341
Net realized gains (losses)		(11,459,591)	124,600,348
Net change in unrealized appreciation (depreciation)	+	124,119,137	(331,028,701)
Increase (decrease) in net assets from operations		118,494,722	(191,043,012)
Distributions to Shareholders1
Investor Shares		(34,719,762)	(22,191,896)
Select Shares	+	(99,317,431)	(55,540,940)
Total distributions		($134,037,193)	($77,732,836)

Transactions in Fund Shares[1]
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		103,775	$2,181,854	768,475	$20,559,616
Select Shares	+	20,022,905	430,842,392	6,716,472	175,934,966
Total shares sold		20,126,680	$433,024,246	7,484,947	$196,494,582
Shares Reinvested
Investor Shares		1,583,820	$30,947,842	766,583	$19,831,502
Select Shares	+	3,532,129	68,841,189	1,345,695	34,745,855
Total shares reinvested		5,115,949	$99,789,031	2,112,278	$54,577,357
Shares Redeemed
Investor Shares		(19,296,537)	($416,594,739)	(2,912,352)	($76,864,136)
Select Shares	+	(6,483,157)	(136,535,210)	(4,410,948)	(116,250,573)
Total shares redeemed		(25,779,694)	($553,129,949)	(7,323,300)	($193,114,709)
Net transactions in fund shares		(537,065)	($20,316,672)	2,273,925	$57,957,230
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,850,155	$1,530,600,355	64,576,230	$1,741,418,973
Total increase or decrease	+	(537,065)	(35,859,143)	2,273,925	(210,818,618)
End of period		66,313,090	$1,494,741,212	66,850,155	$1,530,600,355
[1]	Effective February 26, 2019, all outstanding Investor Shares (17,685,944 shares valued at $382,997,961) were consolidated into the Select Shares, resulting in a single class of shares of the fund (see financial note 1).
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Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Laudus International MarketMasters Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Laudus International MarketMasters Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
Prior to February 26, 2019, the fund offered two share classes: Investor Shares and Select Shares®. Shares of each class represented an interest in the same portfolio, but each class had different expenses and investment minimums.
Effective February 26, 2019, the Investor Shares and Select Shares were consolidated into a single share class and the fund no longer offers separate share classes. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund invests in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of April 30, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations in the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2019, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Laudus International MarketMasters Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund’s investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Management Risk. As with all actively managed funds, the fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Multi-Manager Risk. Although CSIM monitors and coordinates the overall management of the fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
First $500 million	1.29%
$500 million to $1 billion	1.275%
Over $1 billion	1.25%
For the period ended April 30, 2019, the aggregate advisory fees paid to CSIM by the fund was 1.27% as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM, (together, “service providers”), of certain shareholder services to the current shareholders of the fund.
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Laudus International MarketMasters Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.20% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Prior to February 26, 2019, the fund’s shares were subject to an annual shareholder servicing fee up to 0.20% for Select Shares and 0.25% for Investor Shares.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.25%.
Prior to February 26, 2019, CSIM and its affiliates had an agreement with the fund to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses at 1.40% for Investor Shares and 1.25% for Select Shares.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund in this report that are owned by other funds in the Fund Complex as of April 30, 2019, as applicable:
Underlying Fund
Schwab Monthly Income Fund - Enhanced Payout	0.4%
Schwab Monthly Income Fund - Maximum Payout	0.1%
Schwab Monthly Income Fund - Moderate Payout	0.4%
Schwab Target 2010 Fund	0.2%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	2.8%
Schwab Target 2025 Fund	3.7%
Schwab Target 2030 Fund	7.8%
Schwab Target 2035 Fund	4.1%
Schwab Target 2040 Fund	9.6%
Schwab Target 2045 Fund	1.5%
Schwab Target 2050 Fund	1.6%
Schwab Target 2055 Fund	0.9%
Schwab Target 2060 Fund	0.1%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Laudus International MarketMasters Fund
Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$421,524,180	$548,128,360

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2019 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2019, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
Notional Amounts	Number of Contracts
$38,570,049	528
The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2019, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation were $6,764,532 and $256,152, respectively.
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
As of April 30, 2019, the derivatives contracts held by the fund, categorized by primary risk exposure, were:
Asset Derivatives	Fair Value
Equity Index Futures Contracts[1]	$366,187
Forward Foreign Currency Exchange Contracts[2]	436,359
Liability Derivatives	Fair Value
Equity Index Futures Contracts[3]	($55,380)
Forward Foreign Currency Exchange Contracts[4]	(25,813)
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the fund in the Statement of Operations for the period ended April 30, 2019 were:
Equity Index Futures Contracts
Realized losses[1]	($3,016,892)
Net change in unrealized appreciation (depreciation)[2]	3,853,031
Forward Foreign Currency Exchange Contracts
Realized losses[1]	($17,309)
Net change in unrealized appreciation (depreciation)[2]	158,172
[1]	Statement of Operations location: Net realized losses on futures contracts and net realized losses on forward foreign currency exchange contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2019.
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$436,359	($25,813)	$—	$410,546
Total	$436,359	($25,813)	$—	$410,546
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($25,813)	$25,813	$—	$—
Total	($25,813)	$25,813	$—	$—
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.
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Financial Notes, unaudited (continued)

9. Federal Income Taxes:
As of April 30, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$1,256,058,247
Gross unrealized appreciation	$255,003,860
Gross unrealized depreciation	(61,322,881)
Net unrealized appreciation (depreciation)	$193,680,979
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2019. The tax-basis components of distributions paid during the year ended October 31, 2018 were as follows:
Ordinary income	$35,462,454
Long-term capital gains	42,270,382
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Approval of Amendment to Certain Sub-Advisory Agreements

The Investment Company Act of 1940, as amended, requires that initial approval of, as well as the continuation or amendment of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on February 25, 2019, the Board of Trustees (the Board or the Trustees, as appropriate), including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of (1) an amendment to the sub-advisory agreement between Charles Schwab Investment Management, Inc. (CSIM) and Harris Associates L.P. (Harris) relating to Laudus International MarketMasters Fund (the Fund) to reflect changes in the calculation of the fee paid by CSIM to Harris as compensation for Harris’s services rendered to the Fund; and (2) an amendment to the sub-advisory between CSIM and Mondrian Investment Partners Limited (Mondrian) relating to the Fund to reflect new breakpoints with respect to the fee paid by CSIM to Mondrian as compensation for Mondrian’s services rendered to the Fund. The Board reviewed materials provided at their February 25, 2019 meeting and also took into account the detailed information that the Board reviewed at the April 26, 2018 and June 5, 2018 meetings during the course of its consideration and approval of the renewal of the sub-advisory agreements between CSIM and each of Harris and Mondrian. The discussion regarding the information that the Board reviewed and the conclusions it reached at its April 26, 2018 and June 5, 2018 meetings is available in the Fund’s annual report, which covers the period November 1, 2017 through October 31, 2018. The Board considered the potential future savings to CSIM and the fact that the Fund is operating above its expense cap and CSIM does not anticipate lowering its management fee.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved (1) an amendment to the sub-advisory agreement between CSIM and Harris relating to the Fund to reflect changes in the calculation of the fee paid by CSIM to Harris as compensation for Harris’s services rendered to the Fund and concluded that the change would not result in any reduction in the nature or quality of services provided by Harris under the sub-advisory agreement between CSIM and Harris; and (2) an amendment to the sub-advisory agreement between CSIM and Mondrian relating to the Fund to reflect new breakpoints with respect to the fee paid by CSIM to Mondrian as compensation for Mondrian’s services rendered to the Fund and concluded that the change would not result in any reduction in the nature or quality of services provided by Mondrian under the sub-advisory agreement between CSIM and Mondrian.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Laudus Funds®

Laudus Funds offer investors access to some of the world’s leading investment managers. With a rigorous manager selection process and ongoing oversight by Charles Schwab Investment Management, Laudus Funds offer single and multi-manager strategies as a complement to other funds managed by Charles Schwab Investment Management. The list below shows all currently available Laudus Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus or, if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus for any Laudus Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.schwabfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.

The Laudus Funds®
Laudus® U.S. Large Cap Growth Fund
Laudus International MarketMasters Fund™
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Laudus MarketMasters Funds
1-877-824-5615

Printed on recycled paper.

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MFR13563-22
00230101

Semiannual Report  |  April 30, 2019
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2019
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	6.27%
Target 2010 Composite Index	6.38%
Fund Category: Morningstar Target-Date 2000-2010[1]	6.10%
Performance Details	pages 9-10

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	6.45%
Target 2015 Composite Index	6.51%
Fund Category: Morningstar Target-Date 2015[1]	6.48%
Performance Details	pages 11-12

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	6.61%
Target 2020 Composite Index	6.72%
Fund Category: Morningstar Target-Date 2020[1]	6.78%
Performance Details	pages 13-14

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	7.26%
Target 2025 Composite Index	7.41%
Fund Category: Morningstar Target-Date 2025[1]	7.39%
Performance Details	pages 15-16

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	7.71%
Target 2030 Composite Index	7.88%
Fund Category: Morningstar Target-Date 2030[1]	7.89%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance (continued)

Total Return for the 6 Months Ended April 30, 2019
Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	8.03%
Target 2035 Composite Index	8.22%
Fund Category: Morningstar Target-Date 2035[1]	8.35%
Performance Details	pages 19-20

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	8.37%
Target 2040 Composite Index	8.51%
Fund Category: Morningstar Target-Date 2040[1]	8.65%
Performance Details	pages 21-22

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	8.60%
Target 2045 Composite Index	8.75%
Fund Category: Morningstar Target-Date 2045[1]	8.92%
Performance Details	pages 23-24

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	8.74%
Target 2050 Composite Index	8.88%
Fund Category: Morningstar Target-Date 2050[1]	9.00%
Performance Details	pages 25-26

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	8.78%
Target 2055 Composite Index	8.97%
Fund Category: Morningstar Target-Date 2055[1]	9.05%
Performance Details	pages 27-28

Schwab Target 2060 Fund (Ticker Symbol: SWPRX)	8.94%
Target 2060 Composite Index	9.05%
Fund Category: Morningstar Target-Date 2060+[1]	9.06%
Performance Details	pages 29-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors are often warned that they should not overreact to sudden changes in the market, and recent swings in stock performance have certainly shown why. After declining 9.0% in the final month of 2018, the S&P 500® Index rebounded in January, ending up with a 9.8% return for the full six-month period ended April 30, 2019. Similarly, the MSCI EAFE® Index (Net)*, which broadly represents the performance of international stocks, returned 7.5% for the period after falling 4.9% in December. Those who stayed invested were rewarded for their patience, but many investors appear to be skeptical of recent gains. In fact, data shows that investors pulled money out of stock and multi-asset mutual funds late last year and continued to do so into the first months of 2019 despite the market’s recovery.
As investors, we will always be faced with market headwinds or tailwinds. At Charles Schwab Investment Management, we believe the challenge is to not let these ups and downs unduly influence investment decisions. As the adage goes, time in the market is more important than timing the market. That’s why having a long-term investing plan and a portfolio based on your individual goals and risk tolerance is important. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing—all of which are designed to help make it easier for investors to stay invested and focused on their long-term goals.
The Schwab Target Funds are an important part of that approach. The funds offer an all-in-one portfolio solution based on your expected retirement date. Our portfolio management team reallocates each fund’s investments along what is called a “glide path,” moving from more aggressive to more conservative as the target date approaches and beyond. And, in addition to regularly rebalancing the portfolio, our portfolio managers maintain diversification among asset classes and styles, to balance risk and return. For investors who don’t want the responsibility of managing ongoing asset allocation and diversification decisions—and making changes as they get older—the funds offer a simple way to put those tasks in the hands of professionals.
At Charles Schwab Investment Management, we believe that all investors should have equal access to quality products that can help them reach their investment goals, regardless of how much they choose to invest. Effective January 16, 2019, the funds’ minimum initial investment was eliminated, reflecting our commitment to providing a straightforward pricing structure and

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
From the President (continued)

“ Effective January 16, 2019, the funds’ minimum initial investment was eliminated, reflecting our commitment to providing a straightforward pricing structure and our continual focus on eliminating entry barriers for investors.”
our continual focus on eliminating entry barriers for investors. That’s been a cornerstone of our philosophy—and it will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of giving investors what they want and need, without unnecessary costs or complexity. It’s been my privilege to be part of the great team Marie built, and I look forward to furthering our organization’s important mission.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2019, global equity and bond markets generated positive returns. The first two months of the reporting period were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, trade negotiations with China, falling oil prices, the waning strength of the U.S. economy, and the pace of interest rate hikes despite low inflation. By late December, major market indices had fallen to near–bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks staged a strong recovery in the first four months of 2019 as investors were buoyed by renewed signs of economic strength both domestically and internationally, recovering oil prices, and a more dovish Fed. The U.S. dollar, as measured against a basket of international currencies, ended the period just below its highest level since May 2017. By the end of the reporting period, several equity market indices had reached new highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.76%. Markets outside the U.S. also rebounded in the first four months of 2019 to varying degrees with the MSCI EAFE® Index (Net)*, a broad measure of international developed equity market performance, returning 7.45%. In fixed-income markets, U.S. bonds outperformed their international counterparts. For the reporting period, the Bloomberg Barclays US Aggregate Bond Index returned 5.49% and the FTSE non–US Dollar World Government Bond Index returned 3.71%.
In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained momentum at the start of 2019, demonstrating surprisingly resilient growth despite lingering uncertainties on various fronts. Global oil prices fell precipitously in the last two months of 2018 amid concerns of economic slowing, a global oil glut, and increased geopolitical risk related to North Korea and Iran, but rebounded steadily throughout the first four months of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears.
In the U.S., gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from the previous two quarters, but jumped to 3.1% for the first quarter of 2019. The labor market remained strong, with the unemployment rate hitting a 50-year low in April. Despite a tight labor market, growing economy, and recovering oil prices, inflation and wage pressure remained in check. The 35-day partial U.S. government shutdown that began in
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment (continued)

late December and extended through late January had surprisingly little effect on the market, with the exception of consumer confidence, which fell in January but subsequently rebounded as the market rallied. U.S. manufacturing slowed, however, as manufacturers grappled with a cooling global economy and uncertainty surrounding trade and tariffs. From a sector perspective, cyclical and growth-oriented sectors, such as the Consumer Discretionary, Industrials, and Information Technology sectors, generally outperformed value-oriented sectors, including the Materials and Energy sectors.
Outside the U.S., conditions were softer but most economies showed renewed strength in early 2019. The eurozone and China showed particular resiliency, with both reporting positive GDP growth in the first quarter of 2019, exceeding expectations. For the first quarter of 2019, the eurozone economy expanded by 0.4%, up from 0.2% the previous quarter. Amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures, the United Kingdom’s economy continued to show resiliency in the first few months of 2019, growing modestly in the fourth quarter of 2018 although at a slower pace than in the third quarter. Japan’s economy expanded in the fourth quarter of 2018 after having contracted the previous quarter. However, Japanese equities underperformed equities in many other international markets, contributing to the U.S. market outperforming international markets. Several other Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the reporting period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the reporting period, negotiations continued between the two countries in an effort to resolve the underlying issues.
Globally, monetary policy mostly remained accommodative during the reporting period, with several central banks scaling back plans to raise interest rates. In the U.S., after raising short-term interest rates in December by 0.25%—the fourth such increase in 2018—the Fed held rates steady at its first three meetings in 2019, citing a still-healthy economy and continued low inflation, and reasserted its willingness to take a wait-and-see approach toward future rate hikes. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September 2019, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December 2018. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its March meeting and reaffirmed its pledge to gradual and limited rate-hikes given ongoing concerns over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. In December, the People’s Bank of China maintained its prudent (but no longer neutral) policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds. Beginning in January 2019, China started a fiscal stimulus program intended to continue spurring growth within the Chinese economy. This has helped not only the Chinese economy, but the economies of other emerging market countries that are linked to the Chinese economy.
In fixed-income markets, as equities tumbled at the end of 2018 and signs of slowing economic growth intensified, investors flocked to longer-term bonds, driving prices higher and yields lower through year-end. (Bond yields and bond prices move in opposite directions.) As the Fed lowered expectations of future rate hikes in 2019 and equity markets recovered, yields moderated in the first two months of 2019. In late March, parts of the yield curve inverted for several days as the yield on the 10-year Treasury note fell below that of the 3-month Treasury bill, briefly raising recession concerns, but the inversion was short-lived as the likelihood of an imminent recession appeared low. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, rose from 2.34% at the outset of the reporting period to 2.43% at its close. Longer-term yields, which are generally driven by inflation expectations and growth forecasts, declined, with the 10-year Treasury yield falling from 3.15% to 2.51% over the reporting period. Outside the U.S., bond yields generally remained low.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. She has served as portfolio manager of the funds since February 2012, with the exception of the Schwab Target 2060 Fund, for which she has served as portfolio manager since its inception in August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. He has served as portfolio manager of the funds since July 2018. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also previously worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	6.27%	5.07%	4.47%	7.23%
Target 2010 Composite Index	6.38%	6.00%	4.78%	7.51%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Target-Date 2000-2010[2]	6.10%	4.73%	4.32%	7.59%
Fund Expense Ratios[3]: Net 0.33%; Gross 0.45%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.33% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	21
Portfolio Turnover Rate	9% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (3/12/08)	6.45%	4.99%	4.61%	8.03%
Target 2015 Composite Index	6.51%	6.05%	4.94%	8.25%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Target-Date 2015[2]	6.48%	5.08%	4.61%	8.21%
Fund Expense Ratios[3]: Net 0.35%; Gross 0.42%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.35% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	21
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	6.61%	4.79%	5.21%	9.15%
Target 2020 Composite Index	6.72%	6.06%	5.61%	9.28%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Target-Date 2020[2]	6.78%	5.03%	4.83%	8.57%
Fund Expense Ratios[3]: Net 0.41%; Gross 0.43%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.41% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	23
Portfolio Turnover Rate	10% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (3/12/08)	7.26%	4.73%	5.89%	10.10%
Target 2025 Composite Index	7.41%	6.38%	6.36%	10.15%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Target-Date 2025[2]	7.39%	5.35%	5.43%	9.53%
Fund Expense Ratios[3]: Net 0.50%; Gross 0.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.50% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	23
Portfolio Turnover Rate	11% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	7.71%	4.49%	6.38%	10.74%
Target 2030 Composite Index	7.88%	6.52%	6.90%	10.78%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Target-Date 2030[2]	7.89%	5.43%	5.97%	10.02%
Fund Expense Ratios[3]: Net 0.57%; Gross 0.59%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.57% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	22
Portfolio Turnover Rate	12% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (3/12/08)	8.03%	4.26%	6.74%	11.34%
Target 2035 Composite Index	8.22%	6.56%	7.32%	11.37%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Target-Date 2035[2]	8.35%	5.64%	6.45%	10.74%
Fund Expense Ratios[3]: Net 0.62%; Gross 0.65%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.62% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	22
Portfolio Turnover Rate	10% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	8.37%	4.02%	7.06%	11.78%
Target 2040 Composite Index	8.51%	6.53%	7.69%	11.84%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	15.30%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Target-Date 2040[2]	8.65%	5.56%	6.72%	10.89%
Fund Expense Ratios[3]: Net 0.67%; Gross 0.69%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.67% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	22
Portfolio Turnover Rate	9% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2045 Fund (1/23/13)	8.60%	3.85%	7.24%	9.29%
Target 2045 Composite Index	8.75%	6.52%	7.92%	9.87%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	13.41%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	2.18%
Fund Category: Morningstar Target-Date 2045[2]	8.92%	5.74%	6.94%	N/A
Fund Expense Ratios[3]: Net 0.71%; Gross 0.77%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.71% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	22
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2050 Fund (1/23/13)	8.74%	3.67%	7.38%	9.50%
Target 2050 Composite Index	8.88%	6.50%	8.06%	10.08%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	13.41%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	2.18%
Fund Category: Morningstar Target-Date 2050[2]	9.00%	5.59%	7.00%	N/A
Fund Expense Ratios[3]: Net 0.73%; Gross 0.80%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.73% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	22
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2055 Fund (1/23/13)	8.78%	3.60%	7.48%	9.62%
Target 2055 Composite Index	8.97%	6.46%	8.18%	10.23%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	11.14%	13.41%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	2.18%
Fund Category: Morningstar Target-Date 2055[2]	9.05%	5.72%	7.10%	N/A
Fund Expense Ratios[3]: Net 0.74%; Gross 0.85%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.74% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	21
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab Target 2060 Fund (8/25/16)	8.94%	3.55%	10.36%
Target 2060 Composite Index	9.05%	6.46%	10.87%
Dow Jones U.S. Total Stock Market IndexSM	9.68%	12.58%	13.97%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	1.28%
Fund Category: Morningstar Target-Date 2060+[2]	9.06%	5.78%	N/A
Fund Expense Ratios[3]: Net 0.75%; Gross 1.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.75% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	21
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2018 and held through April 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19[2]	Expenses Paid During Period 11/1/18-4/30/19[2,5]	Effective Expenses Paid During Period 11/1/18-4/30/19[4,5]
Schwab Target 2010 Fund
Actual Return	0.00%	0.33%	$1,000.00	$1,062.70	$0.00	$1.69
Hypothetical 5% Return	0.00%	0.33%	$1,000.00	$1,024.80	$0.00	$1.66
Schwab Target 2015 Fund
Actual Return	0.00%	0.35%	$1,000.00	$1,064.50	$0.00	$1.79
Hypothetical 5% Return	0.00%	0.35%	$1,000.00	$1,024.80	$0.00	$1.76
Schwab Target 2020 Fund
Actual Return	0.00%	0.39%	$1,000.00	$1,066.10	$0.00	$2.00
Hypothetical 5% Return	0.00%	0.39%	$1,000.00	$1,024.80	$0.00	$1.96
Schwab Target 2025 Fund
Actual Return	0.00%	0.49%	$1,000.00	$1,072.60	$0.00	$2.52
Hypothetical 5% Return	0.00%	0.49%	$1,000.00	$1,024.80	$0.00	$2.46
Schwab Target 2030 Fund
Actual Return	0.00%	0.56%	$1,000.00	$1,077.10	$0.00	$2.88
Hypothetical 5% Return	0.00%	0.56%	$1,000.00	$1,024.80	$0.00	$2.81
Schwab Target 2035 Fund
Actual Return	0.00%	0.61%	$1,000.00	$1,080.30	$0.00	$3.15
Hypothetical 5% Return	0.00%	0.61%	$1,000.00	$1,024.80	$0.00	$3.06
Schwab Target 2040 Fund
Actual Return	0.00%	0.66%	$1,000.00	$1,083.70	$0.00	$3.41
Hypothetical 5% Return	0.00%	0.66%	$1,000.00	$1,024.80	$0.00	$3.31
Schwab Target 2045 Fund
Actual Return	0.00%	0.70%	$1,000.00	$1,086.00	$0.00	$3.62
Hypothetical 5% Return	0.00%	0.70%	$1,000.00	$1,024.80	$0.00	$3.51
Schwab Target 2050 Fund
Actual Return	0.00%	0.72%	$1,000.00	$1,087.40	$0.00	$3.73
Hypothetical 5% Return	0.00%	0.72%	$1,000.00	$1,024.80	$0.00	$3.61
Schwab Target 2055 Fund
Actual Return	0.00%	0.74%	$1,000.00	$1,087.80	$0.00	$3.83
Hypothetical 5% Return	0.00%	0.74%	$1,000.00	$1,024.80	$0.00	$3.71

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19[2]	Expenses Paid During Period 11/1/18-4/30/19[2,5]	Effective Expenses Paid During Period 11/1/18-4/30/19[4,5]
Schwab Target 2060 Fund
Actual Return	0.00%	0.75%	$1,000.00	$1,089.40	$0.00	$3.89
Hypothetical 5% Return	0.00%	0.75%	$1,000.00	$1,024.80	$0.00	$3.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$13.06	$13.42	$12.52	$12.42	$12.42	$11.91
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.29 [1]	0.22 [1]	0.20 [1]	0.17 [1]	0.19
Net realized and unrealized gains (losses)	0.57	(0.35)	0.90	0.12	0.08	0.52
Total from investment operations	0.76	(0.06)	1.12	0.32	0.25	0.71
Less distributions:
Distributions from net investment income	(0.34)	(0.30)	(0.22)	(0.22)	(0.25)	(0.20)
Distributions from net realized gains	(0.42)	—	—	—	—	—
Total distributions	(0.76)	(0.30)	(0.22)	(0.22)	(0.25)	(0.20)
Net asset value at end of period	$13.06	$13.06	$13.42	$12.52	$12.42	$12.42
Total return	6.27% [2]	(0.52%)	9.11%	2.68%	2.03%	6.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00% [5]	0.00%	0.00% [5]	0.00% [5]	0.00%
Gross operating expenses[3]	0.14% [4]	0.12%	0.14%	0.14%	0.14%	0.17%
Net investment income (loss)	2.97% [4]	2.15%	1.75%	1.60%	1.40%	1.53%
Portfolio turnover rate	9% [2]	16%	51% [6]	14%	33%	29%
Net assets, end of period (x 1,000,000)	$52	$52	$59	$59	$65	$64

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 30% without including these transactions. There were no transaction costs associated with these transactions.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.9% of net assets

Equity Funds 30.3%
Global Real Estate 1.9%
Schwab Global Real Estate Fund	123,557	972,395
International 9.9%
Laudus International MarketMasters Fund	136,329	3,072,856
Schwab International Core Equity Fund	210,339	2,094,975
		5,167,831
Large-Cap 16.1%
Schwab Core Equity Fund	124,237	2,640,026
Schwab Dividend Equity Fund	5,775	86,391
Schwab S&P 500 Index Fund	125,079	5,666,066
		8,392,483
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	10,713	466,001
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	44,558	774,421
		15,773,131

Fixed-Income Funds 39.3%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	303,235	3,332,553
Intermediate-Term Bond 22.9%
Schwab U.S. Aggregate Bond Index Fund	1,194,552	11,909,681
Short-Term Bond 10.0%
Schwab Short-Term Bond Index Fund	522,428	5,192,931
		20,435,165

Money Market Fund 6.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	3,268,797	3,269,778
Total Affiliated Underlying Funds
(Cost $35,799,633)		39,478,074

Unaffiliated Underlying Funds 23.2% of net assets

Equity Funds 6.1%
Large-Cap 5.6%
ClearBridge Large Cap Growth Fund, Class IS	30,206	1,606,370
Dodge & Cox Stock Fund	5,039	968,022
TCW Relative Value Large Cap Fund, Class I	19,674	364,551
		2,938,943
Security	Number of Shares	Value ($)
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *	6,213	240,503
		3,179,446

Fixed-Income Funds 17.1%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class	240,037	2,590,003
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	49,673	549,379
Metropolitan West Total Return Bond Fund, Class I	440,930	4,682,674
		7,822,056
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	97,444	1,062,142
		8,884,198
Total Unaffiliated Underlying Funds
(Cost $11,649,009)		12,063,644
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
BNP Paribas
1.80%, 05/01/19 (b)	307,425	307,425
Total Short-Term Investment
(Cost $307,425)		307,425
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	134,975	16,142	(14,788)	136,329	$3,072,856	$38,677	($53,273)	$271,862
Laudus Small-Cap MarketMasters Fund, Select Shares	22,454	—	(22,454)	—	—	(185,941)	133,991	38,023
Schwab Core Equity Fund	118,933	27,057	(21,753)	124,237	2,640,026	(21,739)	(54,555)	325,222
Schwab Dividend Equity Fund	5,224	551	—	5,775	86,391	(1,592)	—	7,370
Schwab Global Real Estate Fund	110,168	19,900	(6,511)	123,557	972,395	105,734	480	17,292
Schwab International Core Equity Fund	204,395	14,338	(8,394)	210,339	2,094,975	94,731	(16,735)	51,610
Schwab S&P 500 Index Fund	134,703	17,544	(27,168)	125,079	5,666,066	291,109	143,608	130,576
Schwab Short-Term Bond Index Fund	539,859	11,734	(29,165)	522,428	5,192,931	105,869	(7,234)	62,669
Schwab Small-Cap Equity Fund	32,436	12,122	—	44,558	774,421	(87,670)	—	125,159
Schwab Treasury Inflation Protected Securities Index Fund	312,456	18,773	(27,994)	303,235	3,332,553	147,995	(36,769)	35,922
Schwab U.S. Aggregate Bond Index Fund	1,303,589	40,278	(149,315)	1,194,552	11,909,681	501,595	(46,912)	180,521
Schwab U.S. Mid-Cap Index Fund	10,559	154	—	10,713	466,001	43,045	—	5,341
Schwab Variable Share Price Money Fund, Ultra Shares	3,147,988	500,733	(379,924)	3,268,797	3,269,778	238	(6)	37,206
Total					$39,478,074	$1,032,051	$62,595	$1,288,773
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$39,478,074	$—	$—	$39,478,074
Unaffiliated Underlying Funds[1]	12,063,644	—	—	12,063,644
Short-Term Investment[1]	—	307,425	—	307,425
Total	$51,541,718	$307,425	$—	$51,849,143
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $35,799,633)		$39,478,074
Investments in unaffiliated issuers, at value (cost $11,956,434)		12,371,069
Receivables:
Investments sold		336,000
Dividends		57,751
Fund shares sold		7,595
Due from investment adviser		5,777
Interest		15
Prepaid expenses	+	6,011
Total assets		52,262,292
Liabilities
Payables:
Investments bought		180,223
Fund shares redeemed		82,486
Accrued expenses	+	17,720
Total liabilities		280,429
Net Assets
Total assets		52,262,292
Total liabilities	–	280,429
Net assets		$51,981,863
Net Assets by Source
Capital received from investors		46,864,981
Total distributable earnings		5,116,882

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$51,981,863		3,979,548		$13.06

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$569,440
Dividends received from unaffiliated underlying funds		181,839
Interest	+	3,322
Total investment income		754,601
Expenses
Professional fees		12,911
Registration fees		10,256
Independent trustees’ fees		3,694
Portfolio accounting fees		2,586
Shareholder reports		2,285
Transfer agent fees		1,015
Custodian fees		979
Other expenses	+	1,810
Total expenses		35,536
Expense reduction by CSIM and its affiliates	–	35,536
Net expenses	–	—
Net investment income		754,601
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		719,333
Realized capital gain distributions received from unaffiliated underlying funds		170,972
Net realized gains on sales of affiliated underlying funds		62,595
Net realized gains on sales of unaffiliated underlying funds	+	49,560
Net realized gains		1,002,460
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		1,032,051
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	397,605
Net change in unrealized appreciation (depreciation)	+	1,429,656
Net realized and unrealized gains		2,432,116
Increase in net assets resulting from operations		$3,186,717

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$754,601	$1,207,790
Net realized gains		1,002,460	1,833,956
Net change in unrealized appreciation (depreciation)	+	1,429,656	(3,239,769)
Increase (decrease) in net assets from operations		3,186,717	(198,023)
Distributions to Shareholders
Total distributions		($2,901,734)	($1,288,370)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		283,266	$3,517,662	618,399	$8,258,666
Shares reinvested		218,767	2,638,341	86,123	1,148,871
Shares redeemed	+	(505,158)	(6,455,312)	(1,101,598)	(14,684,690)
Net transactions in fund shares		(3,125)	($299,309)	(397,076)	($5,277,153)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,982,673	$51,996,189	4,379,749	$58,759,735
Total decrease	+	(3,125)	(14,326)	(397,076)	(6,763,546)
End of period		3,979,548	$51,981,863	3,982,673	$51,996,189

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$11.49	$12.21	$11.72	$12.23	$12.81	$12.22
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.25 [1]	0.20 [1]	0.18 [1]	0.17 [1]	0.19
Net realized and unrealized gains (losses)	0.52	(0.30)	0.88	0.11	0.08	0.60
Total from investment operations	0.69	(0.05)	1.08	0.29	0.25	0.79
Less distributions:
Distributions from net investment income	(0.30)	(0.27)	(0.22)	(0.21)	(0.27)	(0.20)
Distributions from net realized gains	(0.25)	(0.40)	(0.37)	(0.59)	(0.56)	—
Total distributions	(0.55)	(0.67)	(0.59)	(0.80)	(0.83)	(0.20)
Net asset value at end of period	$11.63	$11.49	$12.21	$11.72	$12.23	$12.81
Total return	6.45% [2]	(0.57%)	9.67%	2.59%	1.99%	6.56%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00% [5]	0.00%	0.00% [5]	0.00% [5]	0.00%
Gross operating expenses[3]	0.09% [4]	0.07%	0.09%	0.08%	0.09%	0.11%
Net investment income (loss)	3.04% [4]	2.12%	1.74%	1.59%	1.42%	1.52%
Portfolio turnover rate	6% [2]	14%	52% [6]	14%	33%	32%
Net assets, end of period (x 1,000,000)	$83	$90	$103	$104	$116	$111

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 33% without including these transactions. There were no transaction costs associated with these transactions.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 76.3% of net assets

Equity Funds 33.0%
Global Real Estate 2.0%
Schwab Global Real Estate Fund	209,286	1,647,081
International 10.9%
Laudus International MarketMasters Fund	247,135	5,570,420
Schwab International Core Equity Fund	354,847	3,534,278
		9,104,698
Large-Cap 17.5%
Schwab Core Equity Fund	225,187	4,785,220
Schwab Dividend Equity Fund	15,672	234,451
Schwab S&P 500 Index Fund	210,142	9,519,447
		14,539,118
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	16,941	736,953
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	83,313	1,447,987
		27,475,837

Fixed-Income Funds 37.5%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	466,748	5,129,558
Intermediate-Term Bond 21.8%
Schwab U.S. Aggregate Bond Index Fund	1,820,524	18,150,624
Short-Term Bond 9.5%
Schwab Short-Term Bond Index Fund	792,539	7,877,841
		31,158,023

Money Market Fund 5.8%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	4,781,065	4,782,499
Total Affiliated Underlying Funds
(Cost $55,039,722)		63,416,359

Unaffiliated Underlying Funds 22.8% of net assets

Equity Funds 6.0%
Large-Cap 5.6%
ClearBridge Large Cap Growth Fund, Class IS	53,601	2,850,489
Dodge & Cox Stock Fund	6,263	1,203,252
TCW Relative Value Large Cap Fund, Class I	33,537	621,446
		4,675,187
Security	Number of Shares	Value ($)
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *	9,319	360,754
		5,035,941

Fixed-Income Funds 16.8%
Intermediate-Term Bond 14.7%
Baird Aggregate Bond Fund, Institutional Class	348,089	3,755,883
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	87,260	965,098
Metropolitan West Total Return Bond Fund, Class I	702,778	7,463,503
		12,184,484
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	161,908	1,764,803
		13,949,287
Total Unaffiliated Underlying Funds
(Cost $18,261,225)		18,985,228
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
BNP Paribas
1.80%, 05/01/19 (b)	793,366	793,366
Total Short-Term Investment
(Cost $793,366)		793,366
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	256,474	31,414	(40,753)	247,135	$5,570,420	$141,037	($225,565)	$533,250
Laudus Small-Cap MarketMasters Fund, Select Shares	38,167	—	(38,167)	—	—	(202,749)	108,766	64,632
Schwab Core Equity Fund	222,914	38,105	(35,832)	225,187	4,785,220	(224,543)	(11,612)	622,102
Schwab Dividend Equity Fund	14,178	1,494	—	15,672	234,451	(4,319)	—	20,000
Schwab Global Real Estate Fund	218,072	4,235	(13,021)	209,286	1,647,081	164,935	8,749	31,631
Schwab International Core Equity Fund	404,779	11,382	(61,314)	354,847	3,534,278	198,303	(86,302)	102,207
Schwab S&P 500 Index Fund	238,080	23,989	(51,927)	210,142	9,519,447	394,995	264,134	242,363
Schwab Short-Term Bond Index Fund	894,123	19,533	(121,117)	792,539	7,877,841	180,834	(24,596)	98,890
Schwab Small-Cap Equity Fund	57,772	29,023	(3,482)	83,313	1,447,987	(131,830)	2,189	222,925
Schwab Treasury Inflation Protected Securities Index Fund	517,988	5,571	(56,811)	466,748	5,129,558	223,963	(52,670)	59,054
Schwab U.S. Aggregate Bond Index Fund	2,156,030	61,954	(397,460)	1,820,524	18,150,624	844,567	(113,862)	285,779
Schwab U.S. Mid-Cap Index Fund	18,719	272	(2,050)	16,941	736,953	72,557	(5,389)	9,468
Schwab Variable Share Price Money Fund, Ultra Shares	5,123,056	57,929	(399,920)	4,781,065	4,782,499	487	(10)	57,823
Total					$63,416,359	$1,658,237	($136,168)	$2,350,124
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$63,416,359	$—	$—	$63,416,359
Unaffiliated Underlying Funds[1]	18,985,228	—	—	18,985,228
Short-Term Investment[1]	—	793,366	—	793,366
Total	$82,401,587	$793,366	$—	$83,194,953
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $55,039,722)		$63,416,359
Investments in unaffiliated issuers, at value (cost $19,054,591)		19,778,594
Receivables:
Dividends		88,660
Fund shares sold		77,301
Due from investment adviser		6,026
Interest		39
Prepaid expenses	+	13,831
Total assets		83,380,810
Liabilities
Payables:
Investments bought		83,494
Fund shares redeemed		151,969
Accrued expenses	+	18,827
Total liabilities		254,290
Net Assets
Total assets		83,380,810
Total liabilities	–	254,290
Net assets		$83,126,520
Net Assets by Source
Capital received from investors		72,427,489
Total distributable earnings		10,699,031

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$83,126,520		7,149,442		$11.63

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Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$983,462
Dividends received from unaffiliated underlying funds		295,679
Interest	+	4,980
Total investment income		1,284,121
Expenses
Professional fees		12,978
Registration fees		11,239
Independent trustees’ fees		3,791
Shareholder reports		2,822
Portfolio accounting fees		2,814
Transfer agent fees		1,654
Custodian fees		1,057
Other expenses	+	2,017
Total expenses		38,372
Expense reduction by CSIM and its affiliates	–	38,372
Net expenses	–	—
Net investment income		1,284,121
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,366,662
Realized capital gain distributions received from unaffiliated underlying funds		319,284
Net realized losses on sales of affiliated underlying funds		(136,168)
Net realized gains on sales of unaffiliated underlying funds	+	116,952
Net realized gains		1,666,730
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		1,658,237
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	572,839
Net change in unrealized appreciation (depreciation)	+	2,231,076
Net realized and unrealized gains		3,897,806
Increase in net assets resulting from operations		$5,181,927

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Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$1,284,121	$2,058,749
Net realized gains		1,666,730	2,267,583
Net change in unrealized appreciation (depreciation)	+	2,231,076	(4,623,608)
Increase (decrease) in net assets from operations		5,181,927	(297,276)
Distributions to Shareholders
Total distributions		($4,192,333)	($5,446,311)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		364,676	$4,142,154	1,041,859	$12,323,515
Shares reinvested		364,172	3,892,994	423,003	4,970,289
Shares redeemed	+	(1,439,485)	(16,190,021)	(2,003,385)	(23,776,931)
Net transactions in fund shares		(710,637)	($8,154,873)	(538,523)	($6,483,127)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,860,079	$90,291,799	8,398,602	$102,518,513
Total decrease	+	(710,637)	(7,165,279)	(538,523)	(12,226,714)
End of period		7,149,442	$83,126,520	7,860,079	$90,291,799

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Schwab Target 2020 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$13.87	$14.71	$13.84	$14.33	$14.32	$13.52
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.30 [1]	0.23 [1]	0.22 [1]	0.20 [1]	0.21
Net realized and unrealized gains (losses)	0.63	(0.33)	1.39	0.06	0.12	0.82
Total from investment operations	0.84	(0.03)	1.62	0.28	0.32	1.03
Less distributions:
Distributions from net investment income	(0.35)	(0.33)	(0.24)	(0.27)	(0.31)	(0.23)
Distributions from net realized gains	(0.42)	(0.48)	(0.51)	(0.50)	—	—
Total distributions	(0.77)	(0.81)	(0.75)	(0.77)	(0.31)	(0.23)
Net asset value at end of period	$13.94	$13.87	$14.71	$13.84	$14.33	$14.32
Total return	6.61% [2]	(0.32%)	12.28%	2.05%	2.25%	7.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00% [5]	0.00% [5]	0.00%
Gross operating expenses[3]	0.03% [4]	0.02%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	3.06% [4]	2.07%	1.67%	1.59%	1.42%	1.48%
Portfolio turnover rate	10% [2]	18%	47% [6]	9%	25%	26%
Net assets, end of period (x 1,000,000)	$556	$542	$579	$530	$536	$499

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 31% without including these transactions. There were no transaction costs associated with these transactions.

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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.1% of net assets

Equity Funds 36.7%
Global Real Estate 2.2%
Schwab Global Real Estate Fund	1,534,078	12,073,191
International 12.5%
Laudus International MarketMasters Fund	1,868,496	42,115,891
Schwab International Core Equity Fund	2,728,601	27,176,866
		69,292,757
Large-Cap 19.2%
Laudus U.S. Large Cap Growth Fund *	45,634	1,015,355
Schwab Core Equity Fund	1,686,869	35,845,972
Schwab Dividend Equity Fund	89,673	1,341,505
Schwab S&P 500 Index Fund	1,517,732	68,753,278
		106,956,110
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	116,129	5,051,604
Small-Cap 1.9%
Schwab Small-Cap Equity Fund	606,965	10,549,058
		203,922,720

Fixed-Income Funds 33.2%
Inflation-Protected Bond 5.1%
Schwab Treasury Inflation Protected Securities Index Fund	2,568,789	28,230,993
Intermediate-Term Bond 19.7%
Schwab U.S. Aggregate Bond Index Fund	10,997,748	109,647,549
Short-Term Bond 8.4%
Schwab Short-Term Bond Index Fund	4,695,295	46,671,230
		184,549,772

Money Market Fund 5.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	29,166,680	29,175,430
Total Affiliated Underlying Funds
(Cost $359,822,765)		417,647,922

Unaffiliated Underlying Funds 24.0% of net assets

Equity Funds 7.1%
International 0.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	148,051	1,433,138
Security	Number of Shares	Value ($)
Large-Cap 6.2%
ClearBridge Large Cap Growth Fund, Class IS	359,820	19,135,237
Dodge & Cox Stock Fund	56,517	10,857,477
TCW Relative Value Large Cap Fund, Class I	254,670	4,719,033
		34,711,747
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	79,639	3,082,807
		39,227,692

Fixed-Income Funds 16.9%
Intermediate-Term Bond 14.3%
Baird Aggregate Bond Fund, Institutional Class	1,985,417	21,422,655
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	791,316	8,751,954
Metropolitan West Total Return Bond Fund, Class I	4,643,004	49,308,701
		79,483,310
International Bond 2.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,340,983	14,616,711
		94,100,021
Total Unaffiliated Underlying Funds
(Cost $128,304,727)		133,327,713
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
1.80%, 05/01/19 (b)	4,827,810	4,827,810
Total Short-Term Investment
(Cost $4,827,810)		4,827,810
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	1,847,854	194,058	(173,416)	1,868,496	$42,115,891	$445,220	($738,891)	$3,782,187
Laudus Small-Cap MarketMasters Fund, Select Shares	266,386	—	(266,386)	—	—	(2,187,693)	1,571,480	451,098
Laudus U.S. Large Cap Growth Fund	96,072	8,003	(58,441)	45,634	1,015,355	(561,982)	585,362	147,337
Schwab Core Equity Fund	1,678,974	247,368	(239,473)	1,686,869	35,845,972	(1,460,787)	(183,421)	4,591,155
Schwab Dividend Equity Fund	81,127	8,546	—	89,673	1,341,505	(24,715)	—	114,438
Schwab Global Real Estate Fund	1,697,301	32,089	(195,312)	1,534,078	12,073,191	1,299,373	34,690	239,210
Schwab Intermediate-Term Bond Fund	224,874	464	(225,338)	—	—	134,127	(116,114)	6,461
Schwab International Core Equity Fund	2,967,257	83,433	(322,089)	2,728,601	27,176,866	1,446,717	(543,446)	749,233
Schwab S&P 500 Index Fund	1,600,427	168,448	(251,143)	1,517,732	68,753,278	3,677,205	1,240,182	1,641,782
Schwab Short-Term Bond Index Fund	4,286,532	408,763	—	4,695,295	46,671,230	839,211	—	538,274
Schwab Small-Cap Equity Fund	442,947	164,018	—	606,965	10,549,058	(1,164,453)	—	1,709,201
Schwab Treasury Inflation Protected Securities Index Fund	2,146,415	422,374	—	2,568,789	28,230,993	870,250	—	254,350
Schwab U.S. Aggregate Bond Index Fund	11,342,480	539,681	(884,413)	10,997,748	109,647,549	4,310,126	(236,659)	1,616,052
Schwab U.S. Mid-Cap Index Fund	130,790	1,901	(16,562)	116,129	5,051,604	502,863	(30,143)	66,158
Schwab Variable Share Price Money Fund, Ultra Shares	26,042,284	6,123,596	(2,999,200)	29,166,680	29,175,430	2,236	(300)	322,571
Total					$417,647,922	$8,127,698	$1,582,740	$16,229,507
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$417,647,922	$—	$—	$417,647,922
Unaffiliated Underlying Funds[1]	133,327,713	—	—	133,327,713
Short-Term Investment[1]	—	4,827,810	—	4,827,810
Total	$550,975,635	$4,827,810	$—	$555,803,445
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $359,822,765)		$417,647,922
Investments in unaffiliated issuers, at value (cost $133,132,537)		138,155,523
Receivables:
Investments sold		1,220,000
Dividends		549,414
Fund shares sold		280,162
Due from investment adviser		12,138
Interest		240
Prepaid expenses	+	12,537
Total assets		557,877,936
Liabilities
Payables:
Investments bought		1,677,901
Fund shares redeemed		450,995
Accrued expenses	+	39,546
Total liabilities		2,168,442
Net Assets
Total assets		557,877,936
Total liabilities	–	2,168,442
Net assets		$555,709,494
Net Assets by Source
Capital received from investors		478,177,027
Total distributable earnings		77,532,467

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$555,709,494		39,861,780		$13.94

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Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$6,145,696
Dividends received from unaffiliated underlying funds		2,030,674
Interest	+	22,432
Total investment income		8,198,802
Expenses
Registration fees		17,907
Shareholder reports		15,520
Professional fees		13,765
Portfolio accounting fees		10,016
Transfer agent fees		5,706
Independent trustees’ fees		4,918
Custodian fees		1,244
Other expenses	+	4,589
Total expenses		73,665
Expense reduction by CSIM and its affiliates	–	73,665
Net expenses	–	—
Net investment income		8,198,802
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		10,083,811
Realized capital gain distributions received from unaffiliated underlying funds		2,130,015
Net realized gains on sales of affiliated underlying funds		1,582,740
Net realized gains on sales of unaffiliated underlying funds	+	649,293
Net realized gains		14,445,859
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		8,127,698
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	3,968,179
Net change in unrealized appreciation (depreciation)	+	12,095,877
Net realized and unrealized gains		26,541,736
Increase in net assets resulting from operations		$34,740,538

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Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$8,198,802	$11,910,803
Net realized gains		14,445,859	18,933,415
Net change in unrealized appreciation (depreciation)	+	12,095,877	(31,955,210)
Increase (decrease) in net assets from operations		34,740,538	(1,110,992)
Distributions to Shareholders
Total distributions		($29,733,328)	($31,941,953)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,867,692	$38,884,567	6,171,493	$88,636,849
Shares reinvested		2,194,423	27,913,053	2,123,917	30,180,858
Shares redeemed	+	(4,276,391)	(57,951,484)	(8,590,128)	(123,172,064)
Net transactions in fund shares		785,724	$8,846,136	(294,718)	($4,354,357)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,076,056	$541,856,148	39,370,774	$579,263,450
Total increase or decrease	+	785,724	13,853,346	(294,718)	(37,407,302)
End of period		39,861,780	$555,709,494	39,076,056	$541,856,148

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Schwab Target 2025 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$14.10	$14.71	$13.45	$14.11	$14.54	$13.63
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.28 [1]	0.22 [1]	0.20 [1]	0.19 [1]	0.21
Net realized and unrealized gains (losses)	0.72	(0.34)	1.73	0.06	0.15	0.93
Total from investment operations	0.93	(0.06)	1.95	0.26	0.34	1.14
Less distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.23)	(0.26)	(0.32)	(0.23)
Distributions from net realized gains	(0.42)	(0.21)	(0.46)	(0.66)	(0.45)	—
Total distributions	(0.76)	(0.55)	(0.69)	(0.92)	(0.77)	(0.23)
Net asset value at end of period	$14.27	$14.10	$14.71	$13.45	$14.11	$14.54
Total return	7.26% [2]	(0.53%)	15.17%	2.01%	2.36%	8.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00% [5]	0.00% [5]	0.00%
Gross operating expenses[3]	0.03% [4]	0.02%	0.03%	0.04%	0.04%	0.06%
Net investment income (loss)	3.08% [4]	1.88%	1.59%	1.53%	1.37%	1.39%
Portfolio turnover rate	11% [2]	13%	36% [6]	5%	21%	27%
Net assets, end of period (x 1,000,000)	$563	$531	$521	$443	$409	$344

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 26% without including these transactions. There were no transaction costs associated with these transactions.

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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.8% of net assets

Equity Funds 48.2%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,990,371	15,664,216
International 16.4%
Laudus International MarketMasters Fund	2,478,075	55,855,816
Schwab International Core Equity Fund	3,674,255	36,595,578
		92,451,394
Large-Cap 25.1%
Laudus U.S. Large Cap Growth Fund *	300,107	6,677,380
Schwab Core Equity Fund	2,447,540	52,010,217
Schwab Dividend Equity Fund	136,091	2,035,927
Schwab S&P 500 Index Fund	1,774,168	80,369,801
		141,093,325
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	158,499	6,894,694
Small-Cap 2.7%
Schwab Small-Cap Equity Fund	877,580	15,252,338
		271,355,967

Fixed-Income Funds 22.0%
Inflation-Protected Bond 1.8%
Schwab Treasury Inflation Protected Securities Index Fund	910,701	10,008,598
Intermediate-Term Bond 14.4%
Schwab U.S. Aggregate Bond Index Fund	8,149,944	81,254,941
Short-Term Bond 5.8%
Schwab Short-Term Bond Index Fund	3,270,844	32,512,194
		123,775,733

Money Market Fund 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	20,147,540	20,153,584
Total Affiliated Underlying Funds
(Cost $366,607,818)		415,285,284

Unaffiliated Underlying Funds 25.4% of net assets

Equity Funds 9.1%
International 1.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	578,339	5,598,317
Security	Number of Shares	Value ($)
Large-Cap 7.2%
ClearBridge Large Cap Growth Fund, Class IS	384,784	20,462,832
Dodge & Cox Stock Fund	74,982	14,404,849
TCW Relative Value Large Cap Fund, Class I	314,203	5,822,185
		40,689,866
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *	132,166	5,116,148
		51,404,331

Fixed-Income Funds 16.3%
Intermediate-Term Bond 12.2%
Baird Aggregate Bond Fund, Institutional Class	1,120,071	12,085,568
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,211,480	13,398,965
Metropolitan West Total Return Bond Fund, Class I	4,034,245	42,843,681
		68,328,214
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,137,282	23,296,377
		91,624,591
Total Unaffiliated Underlying Funds
(Cost $137,009,082)		143,028,922
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Citibank
1.80%, 05/01/19 (b)	3,189,753	3,189,753
Total Short-Term Investment
(Cost $3,189,753)		3,189,753
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	2,329,062	244,593	(95,580)	2,478,075	$55,855,816	$449,838	($683,378)	$4,767,124
Laudus Small-Cap MarketMasters Fund, Select Shares	395,400	—	(395,400)	—	—	(1,825,560)	911,224	669,570
Laudus U.S. Large Cap Growth Fund	324,983	27,072	(51,948)	300,107	6,677,380	136,258	267,833	498,394
Schwab Core Equity Fund	2,237,334	404,226	(194,020)	2,447,540	52,010,217	(1,173,316)	(530,738)	6,117,990
Schwab Dividend Equity Fund	198,181	20,531	(82,621)	136,091	2,035,927	(280,081)	143,533	274,542
Schwab Global Real Estate Fund	2,029,983	39,815	(79,427)	1,990,371	15,664,216	1,619,998	4,683	297,551
Schwab Intermediate-Term Bond Fund	555,804	1,147	(556,951)	—	—	379,422	(308,077)	24,425
Schwab International Core Equity Fund	3,690,398	167,488	(183,631)	3,674,255	36,595,578	1,614,956	(396,642)	931,826
Schwab S&P 500 Index Fund	1,757,557	167,762	(151,151)	1,774,168	80,369,801	5,156,815	541,095	1,803,889
Schwab Short-Term Bond Index Fund	2,680,215	590,629	—	3,270,844	32,512,194	553,412	—	356,644
Schwab Small-Cap Equity Fund	652,463	225,117	—	877,580	15,252,338	(1,762,217)	—	2,517,658
Schwab Treasury Inflation Protected Securities Index Fund	718,821	191,880	—	910,701	10,008,598	302,355	—	85,180
Schwab U.S. Aggregate Bond Index Fund	8,479,705	574,660	(904,421)	8,149,944	81,254,941	3,275,205	(239,174)	1,193,581
Schwab U.S. Mid-Cap Index Fund	156,228	2,271	—	158,499	6,894,694	636,871	—	79,026
Schwab Variable Share Price Money Fund, Ultra Shares	17,807,434	8,338,406	(5,998,300)	20,147,540	20,153,584	1,152	(275)	220,054
Total					$415,285,284	$9,085,108	($289,916)	$19,837,454
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$415,285,284	$—	$—	$415,285,284
Unaffiliated Underlying Funds[1]	143,028,922	—	—	143,028,922
Short-Term Investment[1]	—	3,189,753	—	3,189,753
Total	$558,314,206	$3,189,753	$—	$561,503,959
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $366,607,818)		$415,285,284
Investments in unaffiliated issuers, at value (cost $140,198,835)		146,218,675
Receivables:
Investments sold		3,590,000
Fund shares sold		904,184
Dividends		437,575
Due from investment adviser		12,008
Interest		159
Prepaid expenses	+	22,468
Total assets		566,470,353
Liabilities
Payables:
Investments bought		3,185,933
Fund shares redeemed		734,731
Accrued expenses	+	38,809
Total liabilities		3,959,473
Net Assets
Total assets		566,470,353
Total liabilities	–	3,959,473
Net assets		$562,510,880
Net Assets by Source
Capital received from investors		492,365,687
Total distributable earnings		70,145,193

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$562,510,880		39,420,250		$14.27

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Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$5,977,889
Dividends received from unaffiliated underlying funds		2,173,847
Interest	+	24,826
Total investment income		8,176,562
Expenses
Registration fees		17,467
Shareholder reports		14,826
Professional fees		13,745
Portfolio accounting fees		9,941
Transfer agent fees		6,020
Independent trustees’ fees		4,877
Custodian fees		1,310
Other expenses	+	4,384
Total expenses		72,570
Expense reduction by CSIM and its affiliates	–	72,570
Net expenses	–	—
Net investment income		8,176,562
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		13,859,565
Realized capital gain distributions received from unaffiliated underlying funds		2,505,362
Net realized losses on sales of affiliated underlying funds		(289,916)
Net realized gains on sales of unaffiliated underlying funds	+	372,668
Net realized gains		16,447,679
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		9,085,108
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	4,326,261
Net change in unrealized appreciation (depreciation)	+	13,411,369
Net realized and unrealized gains		29,859,048
Increase in net assets resulting from operations		$38,035,610

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Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$8,176,562	$10,383,036
Net realized gains		16,447,679	19,017,032
Net change in unrealized appreciation (depreciation)	+	13,411,369	(32,849,804)
Increase (decrease) in net assets from operations		38,035,610	(3,449,736)
Distributions to Shareholders
Total distributions		($28,587,026)	($19,662,842)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,584,885	$49,498,046	7,076,563	$103,937,522
Shares reinvested		2,152,966	27,536,429	1,306,745	18,987,000
Shares redeemed	+	(3,961,567)	(54,568,271)	(6,125,912)	(89,717,661)
Net transactions in fund shares		1,776,284	$22,466,204	2,257,396	$33,206,861
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,643,966	$530,596,092	35,386,570	$520,501,809
Total increase	+	1,776,284	31,914,788	2,257,396	10,094,283
End of period		39,420,250	$562,510,880	37,643,966	$530,596,092

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Schwab Target 2030 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$15.24	$16.10	$14.51	$15.59	$15.77	$14.70
Income (loss) from investment operations:
Net investment income (loss)	0.23 [1]	0.29 [1]	0.23 [1]	0.22 [1]	0.21 [1]	0.22
Net realized and unrealized gains (losses)	0.82	(0.38)	2.18	0.01	0.17	1.10
Total from investment operations	1.05	(0.09)	2.41	0.23	0.38	1.32
Less distributions:
Distributions from net investment income	(0.37)	(0.39)	(0.24)	(0.30)	(0.36)	(0.25)
Distributions from net realized gains	(0.59)	(0.38)	(0.58)	(1.01)	(0.20)	—
Total distributions	(0.96)	(0.77)	(0.82)	(1.31)	(0.56)	(0.25)
Net asset value at end of period	$15.33	$15.24	$16.10	$14.51	$15.59	$15.77
Total return	7.71% [2]	(0.75%)	17.47%	1.72%	2.44%	9.11%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00% [5]	0.00% [5]	0.00%
Gross operating expenses[3]	0.02% [4]	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	3.09% [4]	1.79%	1.53%	1.51%	1.36%	1.38%
Portfolio turnover rate	12% [2]	14%	30%	5%	19%	26%
Net assets, end of period (x 1,000,000)	$994	$958	$966	$814	$789	$727

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.7% of net assets

Equity Funds 56.5%
Global Real Estate 3.3%
Schwab Global Real Estate Fund	4,197,122	33,031,345
International 19.2%
Laudus International MarketMasters Fund	5,143,566	115,935,982
Schwab International Core Equity Fund	7,470,795	74,409,115
		190,345,097
Large-Cap 29.2%
Laudus U.S. Large Cap Growth Fund *	1,065,527	23,707,970
Schwab Core Equity Fund	5,040,461	107,109,803
Schwab Dividend Equity Fund	750,032	11,220,473
Schwab S&P 500 Index Fund	3,272,962	148,265,206
		290,303,452
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	306,931	13,351,508
Small-Cap 3.5%
Schwab Small-Cap Equity Fund	1,978,921	34,393,648
		561,425,050

Fixed-Income Funds 14.8%
Intermediate-Term Bond 10.6%
Schwab U.S. Aggregate Bond Index Fund	10,592,363	105,605,862
Short-Term Bond 4.2%
Schwab Short-Term Bond Index Fund	4,143,606	41,187,439
		146,793,301

Money Market Fund 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	24,194,114	24,201,372
Total Affiliated Underlying Funds
(Cost $595,940,904)		732,419,723

Unaffiliated Underlying Funds 25.4% of net assets

Equity Funds 10.7%
International 1.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,912,181	18,509,913
Security	Number of Shares	Value ($)
Large-Cap 7.7%
ClearBridge Large Cap Growth Fund, Class IS	672,732	35,775,879
Dodge & Cox Stock Fund	152,860	29,366,004
TCW Relative Value Large Cap Fund, Class I	634,545	11,758,121
		76,900,004
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *	301,610	11,675,312
		107,085,229

Fixed-Income Funds 14.7%
Intermediate-Term Bond 10.3%
Baird Aggregate Bond Fund, Institutional Class	1,176,209	12,691,298
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,519,572	27,866,468
Metropolitan West Total Return Bond Fund, Class I	5,813,534	61,739,729
		102,297,495
International Bond 4.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	4,000,803	43,608,754
		145,906,249
Total Unaffiliated Underlying Funds
(Cost $241,708,975)		252,991,478
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
BNP Paribas
U.S. Dollar
1.80%, 05/01/19 (b)	7,061,823	7,061,823
Total Short-Term Investment
(Cost $7,061,823)		7,061,823
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	4,827,033	506,925	(190,392)	5,143,566	$115,935,982	$790,112	($1,194,902)	$9,879,972
Laudus Small-Cap MarketMasters Fund, Select Shares	920,358	—	(920,358)	—	—	(6,130,817)	3,969,076	1,558,534
Laudus U.S. Large Cap Growth Fund	1,111,629	154,097	(200,199)	1,065,527	23,707,970	796,815	765,498	1,704,794
Schwab Core Equity Fund	4,512,270	806,141	(277,950)	5,040,461	107,109,803	(2,555,314)	(808,545)	12,338,804
Schwab Dividend Equity Fund	765,257	80,217	(95,442)	750,032	11,220,473	(396,038)	74,914	1,073,634
Schwab Global Real Estate Fund	4,210,195	214,792	(227,865)	4,197,122	33,031,345	3,487,677	5,383	622,208
Schwab Intermediate-Term Bond Fund	1,138,021	2,197	(1,140,218)	—	—	743,422	(616,980)	54,131
Schwab International Core Equity Fund	7,706,789	216,700	(452,694)	7,470,795	74,409,115	3,395,280	(925,572)	1,945,964
Schwab S&P 500 Index Fund	3,376,489	127,043	(230,570)	3,272,962	148,265,206	8,498,077	1,542,024	3,433,192
Schwab Short-Term Bond Index Fund	3,071,386	1,072,220	—	4,143,606	41,187,439	677,209	—	434,169
Schwab Small-Cap Equity Fund	1,468,466	558,394	(47,939)	1,978,921	34,393,648	(3,702,231)	(2,397)	5,481,389
Schwab U.S. Aggregate Bond Index Fund	11,533,315	747,423	(1,688,375)	10,592,363	105,605,862	4,461,656	(449,862)	1,570,040
Schwab U.S. Mid-Cap Index Fund	329,494	4,790	(27,353)	306,931	13,351,508	1,293,145	(49,782)	166,671
Schwab Variable Share Price Money Fund, Ultra Shares	25,539,744	4,053,290	(5,398,920)	24,194,114	24,201,372	2,190	(541)	281,651
Total					$732,419,723	$11,361,183	$2,308,314	$40,545,153
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$732,419,723	$—	$—	$732,419,723
Unaffiliated Underlying Funds[1]	252,991,478	—	—	252,991,478
Short-Term Investment[1]	—	7,061,823	—	7,061,823
Total	$985,411,201	$7,061,823	$—	$992,473,024
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $595,940,904)		$732,419,723
Investments in unaffiliated issuers, at value (cost $248,770,798)		260,053,301
Receivables:
Investments sold		10,120,000
Fund shares sold		980,804
Dividends		602,239
Due from investment adviser		16,115
Interest		351
Prepaid expenses	+	13,539
Total assets		1,004,206,072
Liabilities
Payables:
Investments bought		9,646,412
Fund shares redeemed		169,669
Accrued expenses	+	50,291
Total liabilities		9,866,372
Net Assets
Total assets		1,004,206,072
Total liabilities	–	9,866,372
Net assets		$994,339,700
Net Assets by Source
Capital received from investors		812,418,223
Total distributable earnings		181,921,477

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$994,339,700		64,844,133		$15.33

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Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$10,892,997
Dividends received from unaffiliated underlying funds		3,659,431
Interest	+	45,453
Total investment income		14,597,881
Expenses
Shareholder reports		27,218
Registration fees		20,835
Professional fees		14,497
Portfolio accounting fees		12,546
Transfer agent fees		7,846
Independent trustees’ fees		5,935
Custodian fees		1,001
Other expenses	+	7,033
Total expenses		96,911
Expense reduction by CSIM and its affiliates	–	96,911
Net expenses	–	—
Net investment income		14,597,881
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		29,652,156
Realized capital gain distributions received from unaffiliated underlying funds		5,314,301
Net realized gains on sales of affiliated underlying funds		2,308,314
Net realized gains on sales of unaffiliated underlying funds	+	1,487,712
Net realized gains		38,762,483
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		11,361,183
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	6,778,401
Net change in unrealized appreciation (depreciation)	+	18,139,584
Net realized and unrealized gains		56,902,067
Increase in net assets resulting from operations		$71,499,948

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Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$14,597,881	$18,017,017
Net realized gains		38,762,483	44,147,723
Net change in unrealized appreciation (depreciation)	+	18,139,584	(69,355,712)
Increase (decrease) in net assets from operations		71,499,948	(7,190,972)
Distributions to Shareholders
Total distributions		($59,673,092)	($46,459,999)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,464,109	$51,189,583	9,135,640	$146,351,661
Shares reinvested		4,238,554	57,474,786	2,837,651	44,778,141
Shares redeemed	+	(5,704,417)	(83,907,552)	(9,152,781)	(145,893,558)
Net transactions in fund shares		1,998,246	$24,756,817	2,820,510	$45,236,244
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		62,845,887	$957,756,027	60,025,377	$966,170,754
Total increase or decrease	+	1,998,246	36,583,673	2,820,510	(8,414,727)
End of period		64,844,133	$994,339,700	62,845,887	$957,756,027

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Schwab Target 2035 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$14.94	$15.58	$13.82	$14.70	$15.23	$14.12
Income (loss) from investment operations:
Net investment income (loss)	0.22 [1]	0.27 [1]	0.21 [1]	0.20 [1]	0.19 [1]	0.20
Net realized and unrealized gains (losses)	0.85	(0.38)	2.32	0.01	0.17	1.15
Total from investment operations	1.07	(0.11)	2.53	0.21	0.36	1.35
Less distributions:
Distributions from net investment income	(0.36)	(0.39)	(0.22)	(0.28)	(0.35)	(0.24)
Distributions from net realized gains	(0.59)	(0.14)	(0.55)	(0.81)	(0.54)	—
Total distributions	(0.95)	(0.53)	(0.77)	(1.09)	(0.89)	(0.24)
Net asset value at end of period	$15.06	$14.94	$15.58	$13.82	$14.70	$15.23
Total return	8.03% [2]	(0.88%)	19.19%	1.63%	2.43%	9.62%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00% [5]	0.00%	0.00% [5]	0.00% [5]	0.00%
Gross operating expenses[3]	0.03% [4]	0.03%	0.04%	0.04%	0.05%	0.07%
Net investment income (loss)	3.06% [4]	1.70%	1.48%	1.46%	1.28%	1.28%
Portfolio turnover rate	10% [2]	14%	24%	3%	14%	24%
Net assets, end of period (x 1,000,000)	$479	$447	$440	$361	$337	$282

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.0% of net assets

Equity Funds 62.7%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	2,281,079	17,952,094
International 21.1%
Laudus International MarketMasters Fund	2,733,303	61,608,657
Schwab International Core Equity Fund	3,975,817	39,599,139
		101,207,796
Large-Cap 32.3%
Laudus U.S. Large Cap Growth Fund *	781,731	17,393,505
Schwab Core Equity Fund	2,633,272	55,957,032
Schwab Dividend Equity Fund	535,020	8,003,897
Schwab S&P 500 Index Fund	1,614,962	73,157,794
		154,512,228
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	154,484	6,720,044
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	1,136,791	19,757,424
		300,149,586

Fixed-Income Funds 10.6%
Intermediate-Term Bond 7.6%
Schwab U.S. Aggregate Bond Index Fund	3,666,027	36,550,289
Short-Term Bond 3.0%
Schwab Short-Term Bond Index Fund	1,422,473	14,139,386
		50,689,675

Money Market Fund 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	8,081,207	8,083,631
Total Affiliated Underlying Funds
(Cost $309,014,354)		358,922,892

Unaffiliated Underlying Funds 24.2% of net assets

Equity Funds 12.4%
International 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,405,550	13,605,727
Security	Number of Shares	Value ($)
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	323,901	17,225,041
Dodge & Cox Stock Fund	83,515	16,044,041
TCW Relative Value Large Cap Fund, Class I	334,434	6,197,071
		39,466,153
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *	167,749	6,493,572
		59,565,452

Fixed-Income Funds 11.8%
Intermediate-Term Bond 8.4%
Baird Aggregate Bond Fund, Institutional Class	327,992	3,539,030
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,210,764	13,391,045
Metropolitan West Total Return Bond Fund, Class I	2,184,913	23,203,781
		40,133,856
International Bond 3.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,489,143	16,231,661
		56,365,517
Total Unaffiliated Underlying Funds
(Cost $110,358,774)		115,930,969
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
JPMorgan Chase Bank
1.80%, 05/01/19 (b)	3,091,814	3,091,814
Total Short-Term Investment
(Cost $3,091,814)		3,091,814
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	2,482,513	302,706	(51,916)	2,733,303	$61,608,657	$214,526	($311,793)	$5,081,207
Laudus Small-Cap MarketMasters Fund, Select Shares	492,855	—	(492,855)	—	—	(1,708,145)	569,039	834,600
Laudus U.S. Large Cap Growth Fund	770,955	64,222	(53,446)	781,731	17,393,505	1,028,201	86,049	1,182,336
Schwab Core Equity Fund	2,294,987	408,972	(70,687)	2,633,272	55,957,032	(1,486,944)	(209,373)	6,275,642
Schwab Dividend Equity Fund	523,990	55,016	(43,986)	535,020	8,003,897	(153,750)	(24,001)	736,479
Schwab Global Real Estate Fund	2,201,108	168,512	(88,541)	2,281,079	17,952,094	1,808,787	5,641	325,832
Schwab Intermediate-Term Bond Fund	467,175	964	(468,139)	—	—	294,681	(245,433)	21,493
Schwab International Core Equity Fund	3,975,332	186,804	(186,319)	3,975,817	39,599,139	1,679,988	(346,824)	1,003,771
Schwab S&P 500 Index Fund	1,620,139	85,455	(90,632)	1,614,962	73,157,794	4,517,175	382,479	1,658,054
Schwab Short-Term Bond Index Fund	952,494	469,979	—	1,422,473	14,139,386	219,830	—	142,720
Schwab Small-Cap Equity Fund	804,347	332,444	—	1,136,791	19,757,424	(2,198,022)	—	3,103,732
Schwab U.S. Aggregate Bond Index Fund	3,816,929	323,816	(474,718)	3,666,027	36,550,289	1,481,115	(125,098)	532,684
Schwab U.S. Mid-Cap Index Fund	165,587	2,407	(13,510)	154,484	6,720,044	650,301	(2,972)	83,760
Schwab Variable Share Price Money Fund, Ultra Shares	9,550,951	5,498,265	(6,968,009)	8,081,207	8,083,631	228	92	99,337
Total					$358,922,892	$6,347,971	($222,194)	$21,081,647
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$358,922,892	$—	$—	$358,922,892
Unaffiliated Underlying Funds[1]	115,930,969	—	—	115,930,969
Short-Term Investment[1]	—	3,091,814	—	3,091,814
Total	$474,853,861	$3,091,814	$—	$477,945,675
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $309,014,354)		$358,922,892
Investments in unaffiliated issuers, at value (cost $113,450,588)		119,022,783
Receivables:
Investments sold		5,440,000
Fund shares sold		450,476
Dividends		214,149
Due from investment adviser		11,391
Interest		154
Prepaid expenses	+	19,481
Total assets		484,081,326
Liabilities
Payables:
Investments bought		4,925,497
Fund shares redeemed		280,433
Accrued expenses	+	38,837
Total liabilities		5,244,767
Net Assets
Total assets		484,081,326
Total liabilities	–	5,244,767
Net assets		$478,836,559
Net Assets by Source
Capital received from investors		406,954,560
Total distributable earnings		71,881,999

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$478,836,559		31,794,133		$15.06

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Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,985,314
Dividends received from unaffiliated underlying funds		1,810,475
Interest	+	21,634
Total investment income		6,817,423
Expenses
Registration fees		16,007
Shareholder reports		15,125
Professional fees		13,600
Portfolio accounting fees		9,412
Transfer agent fees		6,359
Independent trustees’ fees		4,662
Custodian fees		976
Other expenses	+	3,922
Total expenses		70,063
Expense reduction by CSIM and its affiliates	–	70,063
Net expenses	–	—
Net investment income		6,817,423
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		16,096,333
Realized capital gain distributions received from unaffiliated underlying funds		2,441,341
Net realized losses on sales of affiliated underlying funds		(222,194)
Net realized gains on sales of unaffiliated underlying funds	+	178,615
Net realized gains		18,494,095
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		6,347,971
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	3,557,918
Net change in unrealized appreciation (depreciation)	+	9,905,889
Net realized and unrealized gains		28,399,984
Increase in net assets resulting from operations		$35,217,407

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Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$6,817,423	$7,874,452
Net realized gains		18,494,095	21,247,068
Net change in unrealized appreciation (depreciation)	+	9,905,889	(33,709,353)
Increase (decrease) in net assets from operations		35,217,407	(4,587,833)
Distributions to Shareholders
Total distributions		($27,960,017)	($14,879,119)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,498,670	$36,247,104	4,706,172	$73,978,844
Shares reinvested		2,053,408	27,084,446	927,015	14,405,805
Shares redeemed	+	(2,660,034)	(38,463,624)	(3,969,741)	(62,287,162)
Net transactions in fund shares		1,892,044	$24,867,926	1,663,446	$26,097,487
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,902,089	$446,711,243	28,238,643	$440,080,708
Total increase	+	1,892,044	32,125,316	1,663,446	6,630,535
End of period		31,794,133	$478,836,559	29,902,089	$446,711,243

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Schwab Target 2040 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$16.27	$17.14	$15.12	$16.42	$16.77	$15.49
Income (loss) from investment operations:
Net investment income (loss)	0.23 [1]	0.28 [1]	0.23 [1]	0.22 [1]	0.21 [1]	0.21
Net realized and unrealized gains (losses)	0.95	(0.45)	2.78	(0.03) [2]	0.20	1.33
Total from investment operations	1.18	(0.17)	3.01	0.19	0.41	1.54
Less distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.24)	(0.32)	(0.39)	(0.26)
Distributions from net realized gains	(0.83)	(0.26)	(0.75)	(1.17)	(0.37)	—
Total distributions	(1.22)	(0.70)	(0.99)	(1.49)	(0.76)	(0.26)
Net asset value at end of period	$16.23	$16.27	$17.14	$15.12	$16.42	$16.77
Total return	8.37% [3]	(1.17%)	21.02%	1.38%	2.48%	10.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00% [6]	0.00%	0.00% [6]	0.00% [6]	0.00%
Gross operating expenses[4]	0.02% [5]	0.02%	0.02%	0.03%	0.03%	0.04%
Net investment income (loss)	3.02% [5]	1.65%	1.44%	1.45%	1.27%	1.26%
Portfolio turnover rate	9% [3]	17%	21%	4%	13%	23%
Net assets, end of period (x 1,000,000)	$1,024	$962	$998	$841	$834	$768

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not agree with the change in aggregate gains and losses in securities during the period because of the timing of fund share transactions in relation to fluctuating market values for the investments.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 76.7% of net assets

Equity Funds 68.7%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	5,313,777	41,819,427
International 23.1%
Laudus International MarketMasters Fund	6,351,849	143,170,675
Schwab International Core Equity Fund	9,365,354	93,278,926
		236,449,601
Large-Cap 35.2%
Laudus U.S. Large Cap Growth Fund *	2,276,652	50,655,503
Schwab Core Equity Fund	6,014,730	127,813,016
Schwab Dividend Equity Fund	1,636,472	24,481,620
Schwab S&P 500 Index Fund	3,473,275	157,339,375
		360,289,514
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	380,523	16,552,760
Small-Cap 4.7%
Schwab Small-Cap Equity Fund	2,801,267	48,686,021
		703,797,323

Fixed-Income Funds 7.0%
Intermediate-Term Bond 5.0%
Schwab U.S. Aggregate Bond Index Fund	5,167,967	51,524,626
Short-Term Bond 2.0%
Schwab Short-Term Bond Index Fund	2,033,370	20,211,694
		71,736,320

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	9,922,308	9,925,284
Total Affiliated Underlying Funds
(Cost $625,657,029)		785,458,927

Unaffiliated Underlying Funds 22.4% of net assets

Equity Funds 13.3%
International 3.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,939,854	38,137,783
Security	Number of Shares	Value ($)
Large-Cap 8.0%
ClearBridge Large Cap Growth Fund, Class IS	633,245	33,675,992
Dodge & Cox Stock Fund	180,497	34,675,226
TCW Relative Value Large Cap Fund, Class I	766,775	14,208,342
		82,559,560
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	414,290	16,037,156
		136,734,499

Fixed-Income Funds 9.1%
Intermediate-Term Bond 6.6%
Baird Aggregate Bond Fund, Institutional Class	433,805	4,680,760
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,319,914	25,658,253
Metropolitan West Total Return Bond Fund, Class I	3,476,824	36,923,874
		67,262,887
International Bond 2.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,342,969	25,538,359
		92,801,246
Total Unaffiliated Underlying Funds
(Cost $218,237,629)		229,535,745
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.80%, 05/01/19 (b)	6,945,117	6,945,117
Total Short-Term Investment
(Cost $6,945,117)		6,945,117
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	5,888,109	673,420	(209,680)	6,351,849	$143,170,675	$809,911	($1,099,825)	$12,051,781
Laudus Small-Cap MarketMasters Fund, Select Shares	1,241,007	—	(1,241,007)	—	—	(7,402,690)	4,677,167	2,008,118
Laudus U.S. Large Cap Growth Fund	2,285,362	190,377	(199,087)	2,276,652	50,655,503	2,842,254	424,370	3,504,832
Schwab Core Equity Fund	5,358,425	789,472	(133,167)	6,014,730	127,813,016	(3,869,795)	(328,512)	14,652,612
Schwab Dividend Equity Fund	1,576,784	155,965	(96,277)	1,636,472	24,481,620	(535,012)	98,428	2,088,424
Schwab Global Real Estate Fund	5,422,234	218,366	(326,823)	5,313,777	41,819,427	4,288,947	29,028	786,201
Schwab Intermediate-Term Bond Fund	940,578	1,911	(942,489)	—	—	506,639	(404,379)	49,085
Schwab International Core Equity Fund	9,226,476	417,704	(278,826)	9,365,354	93,278,926	3,638,058	(482,050)	2,329,685
Schwab S&P 500 Index Fund	3,406,417	94,196	(27,338)	3,473,275	157,339,375	10,340,909	236,196	3,486,136
Schwab Short-Term Bond Index Fund	987,151	1,046,219	—	2,033,370	20,211,694	283,137	—	183,803
Schwab Small-Cap Equity Fund	1,959,404	841,863	—	2,801,267	48,686,021	(5,317,491)	—	7,560,752
Schwab U.S. Aggregate Bond Index Fund	5,348,163	283,489	(463,685)	5,167,967	51,524,626	2,052,233	(111,584)	761,509
Schwab U.S. Mid-Cap Index Fund	375,070	5,453	—	380,523	16,552,760	1,528,997	—	189,725
Schwab Variable Share Price Money Fund, Ultra Shares	16,760,722	159,586	(6,998,000)	9,922,308	9,925,284	1,684	(100)	153,130
Total					$785,458,927	$9,167,781	$3,038,739	$49,805,793
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$785,458,927	$—	$—	$785,458,927
Unaffiliated Underlying Funds[1]	229,535,745	—	—	229,535,745
Short-Term Investment[1]	—	6,945,117	—	6,945,117
Total	$1,014,994,672	$6,945,117	$—	$1,021,939,789
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $625,657,029)		$785,458,927
Investments in unaffiliated issuers, at value (cost $225,182,746)		236,480,862
Receivables:
Investments sold		13,080,000
Fund shares sold		771,547
Dividends		317,741
Due from investment adviser		19,298
Interest		345
Prepaid expenses	+	11,719
Total assets		1,036,140,439
Liabilities
Payables:
Investments bought		12,047,056
Fund shares redeemed		152,112
Accrued expenses	+	60,210
Total liabilities		12,259,378
Net Assets
Total assets		1,036,140,439
Total liabilities	–	12,259,378
Net assets		$1,023,881,061
Net Assets by Source
Capital received from investors		809,539,014
Total distributable earnings		214,342,047

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,023,881,061		63,099,444		$16.23

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Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$10,685,507
Dividends received from unaffiliated underlying funds		3,730,202
Interest	+	45,486
Total investment income		14,461,195
Expenses
Shareholder reports		41,015
Registration fees		18,405
Professional fees		14,528
Portfolio accounting fees		12,635
Transfer agent fees		10,658
Independent trustees’ fees		5,956
Custodian fees		882
Other expenses	+	7,105
Total expenses		111,184
Expense reduction by CSIM and its affiliates	–	111,184
Net expenses	–	—
Net investment income		14,461,195
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		39,120,286
Realized capital gain distributions received from unaffiliated underlying funds		5,636,530
Net realized gains on sales of affiliated underlying funds		3,038,739
Net realized gains on sales of unaffiliated underlying funds	+	2,837,648
Net realized gains		50,633,203
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		9,167,781
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	4,579,606
Net change in unrealized appreciation (depreciation)	+	13,747,387
Net realized and unrealized gains		64,380,590
Increase in net assets resulting from operations		$78,841,785

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Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$14,461,195	$16,982,141
Net realized gains		50,633,203	58,476,900
Net change in unrealized appreciation (depreciation)	+	13,747,387	(85,759,177)
Increase (decrease) in net assets from operations		78,841,785	(10,300,136)
Distributions to Shareholders
Total distributions		($71,258,344)	($40,865,355)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,458,209	$53,822,508	6,706,755	$115,547,716
Shares reinvested		4,962,246	69,868,426	2,349,847	39,947,404
Shares redeemed	+	(4,449,307)	(69,292,004)	(8,162,708)	(140,666,145)
Net transactions in fund shares		3,971,148	$54,398,930	893,894	$14,828,975
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,128,296	$961,898,690	58,234,402	$998,235,206
Total increase or decrease	+	3,971,148	61,982,371	893,894	(36,336,516)
End of period		63,099,444	$1,023,881,061	59,128,296	$961,898,690

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$13.35	$13.92	$12.00	$12.51	$12.67	$11.66
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.21 [1]	0.17 [1]	0.16 [1]	0.14 [1]	0.16
Net realized and unrealized gains (losses)	0.83	(0.39)	2.37	0.00 [2]	0.15	1.03
Total from investment operations	1.02	(0.18)	2.54	0.16	0.29	1.19
Less distributions:
Distributions from net investment income	(0.31)	(0.36)	(0.18)	(0.23)	(0.29)	(0.18)
Distributions from net realized gains	(0.47)	(0.03)	(0.44)	(0.44)	(0.16)	—
Total distributions	(0.78)	(0.39)	(0.62)	(0.67)	(0.45)	(0.18)
Net asset value at end of period	$13.59	$13.35	$13.92	$12.00	$12.51	$12.67
Total return	8.60% [3]	(1.43%)	22.11%	1.40%	2.37%	10.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00% [6]	0.00%	0.00% [6]	0.00% [6]	0.00%
Gross operating expenses[4]	0.06% [5]	0.06%	0.10%	0.13%	0.20%	0.32%
Net investment income (loss)	3.00% [5]	1.52%	1.31%	1.34%	1.09%	1.03%
Portfolio turnover rate	5% [3]	12%	11%	1%	10%	23%
Net assets, end of period (x 1,000,000)	$157	$139	$121	$82	$66	$41

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.1% of net assets

Equity Funds 73.1%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	881,180	6,934,881
International 24.6%
Laudus International MarketMasters Fund	1,027,802	23,166,660
Schwab International Core Equity Fund	1,561,340	15,550,945
		38,717,605
Large-Cap 37.4%
Laudus U.S. Large Cap Growth Fund *	462,665	10,294,297
Schwab Core Equity Fund	954,323	20,279,357
Schwab Dividend Equity Fund	293,176	4,385,920
Schwab S&P 500 Index Fund	524,519	23,760,712
		58,720,286
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	54,537	2,372,368
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	466,869	8,114,187
		114,859,327

Fixed-Income Funds 4.6%
Intermediate-Term Bond 3.3%
Schwab U.S. Aggregate Bond Index Fund	519,375	5,178,172
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	204,871	2,036,419
		7,214,591

Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	668,201	668,401
Total Affiliated Underlying Funds
(Cost $114,560,280)		122,742,319

Unaffiliated Underlying Funds 21.0% of net assets

Equity Funds 14.7%
International 4.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	740,824	7,171,176
Security	Number of Shares	Value ($)
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	79,501	4,227,889
Dodge & Cox Stock Fund	34,682	6,662,715
TCW Relative Value Large Cap Fund, Class I	123,609	2,290,470
		13,181,074
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *	70,420	2,725,978
		23,078,228

Fixed-Income Funds 6.3%
Intermediate-Term Bond 4.5%
Baird Aggregate Bond Fund, Institutional Class	32,192	347,346
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	269,978	2,985,959
Metropolitan West Total Return Bond Fund, Class I	355,620	3,776,685
		7,109,990
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	250,197	2,727,151
		9,837,141
Total Unaffiliated Underlying Funds
(Cost $32,223,264)		32,915,369
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
JPMorgan Chase Bank
1.80%, 05/01/19 (b)	1,485,300	1,485,300
Total Short-Term Investment
(Cost $1,485,300)		1,485,300
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	897,774	130,028	—	1,027,802	$23,166,660	$10,860	$—	$1,865,756
Laudus Small-Cap MarketMasters Fund, Select Shares	186,527	—	(186,527)	—	—	(111,325)	(319,552)	315,865
Laudus U.S. Large Cap Growth Fund	412,073	50,592	—	462,665	10,294,297	698,154	—	654,982
Schwab Core Equity Fund	801,055	153,268	—	954,323	20,279,357	(548,658)	—	2,234,387
Schwab Dividend Equity Fund	265,235	27,941	—	293,176	4,385,920	(80,802)	—	374,144
Schwab Global Real Estate Fund	827,016	54,164	—	881,180	6,934,881	664,247	—	123,627
Schwab Intermediate-Term Bond Fund	89,257	184	(89,441)	—	—	47,986	(36,901)	5,249
Schwab International Core Equity Fund	1,436,919	124,421	—	1,561,340	15,550,945	506,225	—	362,822
Schwab S&P 500 Index Fund	497,004	27,515	—	524,519	23,760,712	1,594,127	—	508,635
Schwab Short-Term Bond Index Fund	77,513	127,358	—	204,871	2,036,419	24,364	—	16,304
Schwab Small-Cap Equity Fund	302,845	164,024	—	466,869	8,114,187	(814,060)	—	1,207,881
Schwab U.S. Aggregate Bond Index Fund	524,099	34,910	(39,634)	519,375	5,178,172	200,804	(9,429)	75,437
Schwab U.S. Mid-Cap Index Fund	53,756	781	—	54,537	2,372,368	219,138	—	27,192
Schwab Variable Share Price Money Fund, Ultra Shares	2,269,068	18,647	(1,619,514)	668,201	668,401	193	35	17,052
Total					$122,742,319	$2,411,253	($365,847)	$7,789,333
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$122,742,319	$—	$—	$122,742,319
Unaffiliated Underlying Funds[1]	32,915,369	—	—	32,915,369
Short-Term Investment[1]	—	1,485,300	—	1,485,300
Total	$155,657,688	$1,485,300	$—	$157,142,988
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $114,560,280)		$122,742,319
Investments in unaffiliated issuers, at value (cost $33,708,564)		34,400,669
Receivables:
Investments sold		1,300,000
Fund shares sold		223,333
Dividends		32,190
Due from investment adviser		7,624
Interest		74
Prepaid expenses	+	15,140
Total assets		158,721,349
Liabilities
Payables:
Investments bought		1,491,479
Fund shares redeemed		86,060
Accrued expenses	+	21,047
Total liabilities		1,598,586
Net Assets
Total assets		158,721,349
Total liabilities	–	1,598,586
Net assets		$157,122,763
Net Assets by Source
Capital received from investors		142,830,066
Total distributable earnings		14,292,697

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$157,122,763		11,562,000		$13.59

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Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,568,845
Dividends received from unaffiliated underlying funds		555,255
Interest	+	8,358
Total investment income		2,132,458
Expenses
Professional fees		13,060
Registration fees		12,466
Shareholder reports		7,932
Independent trustees’ fees		3,900
Portfolio accounting fees		3,129
Transfer agent fees		2,228
Custodian fees		998
Other expenses	+	2,268
Total expenses		45,981
Expense reduction by CSIM and its affiliates	–	45,981
Net expenses	–	—
Net investment income		2,132,458
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		6,220,488
Realized capital gain distributions received from unaffiliated underlying funds		779,913
Net realized losses on sales of affiliated underlying funds		(365,847)
Net realized losses on sales of unaffiliated underlying funds	+	(268,927)
Net realized gains		6,365,627
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,411,253
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	1,315,390
Net change in unrealized appreciation (depreciation)	+	3,726,643
Net realized and unrealized gains		10,092,270
Increase in net assets resulting from operations		$12,224,728

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$2,132,458	$2,092,475
Net realized gains		6,365,627	6,261,986
Net change in unrealized appreciation (depreciation)	+	3,726,643	(11,064,418)
Increase (decrease) in net assets from operations		12,224,728	(2,709,957)
Distributions to Shareholders
Total distributions		($8,203,160)	($3,508,200)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,293,266	$16,790,227	2,900,247	$41,054,579
Shares reinvested		685,490	8,033,942	244,001	3,416,012
Shares redeemed	+	(814,869)	(10,536,451)	(1,449,612)	(20,558,109)
Net transactions in fund shares		1,163,887	$14,287,718	1,694,636	$23,912,482
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,398,113	$138,813,477	8,703,477	$121,119,152
Total increase	+	1,163,887	18,309,286	1,694,636	17,694,325
End of period		11,562,000	$157,122,763	10,398,113	$138,813,477

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Schwab Target 2050 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$13.49	$14.07	$12.08	$12.60	$12.75	$11.72
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.21 [1]	0.16 [1]	0.15 [1]	0.13 [1]	0.17
Net realized and unrealized gains (losses)	0.86	(0.41)	2.47	0.01	0.18	1.04
Total from investment operations	1.05	(0.20)	2.63	0.16	0.31	1.21
Less distributions:
Distributions from net investment income	(0.31)	(0.36)	(0.18)	(0.23)	(0.30)	(0.18)
Distributions from net realized gains	(0.47)	(0.02)	(0.46)	(0.45)	(0.16)	—
Total distributions	(0.78)	(0.38)	(0.64)	(0.68)	(0.46)	(0.18)
Net asset value at end of period	$13.76	$13.49	$14.07	$12.08	$12.60	$12.75
Total return	8.74% [2]	(1.50%)	22.68%	1.39%	2.44%	10.43%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00% [5]	0.00%	0.01% [6]	0.00% [5]	0.00%
Gross operating expenses[3]	0.07% [4]	0.07%	0.11%	0.16%	0.25%	0.39%
Net investment income (loss)	2.96% [4]	1.45%	1.27%	1.31%	1.05%	0.99%
Portfolio turnover rate	5% [2]	10%	10%	1%	8%	23%
Net assets, end of period (x 1,000,000)	$152	$122	$104	$68	$53	$33

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.0% of net assets

Equity Funds 75.5%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	866,452	6,818,975
International 25.5%
Laudus International MarketMasters Fund	1,034,644	23,320,877
Schwab International Core Equity Fund	1,550,727	15,445,240
		38,766,117
Large-Cap 38.4%
Laudus U.S. Large Cap Growth Fund *	464,903	10,344,089
Schwab Core Equity Fund	943,487	20,049,108
Schwab Dividend Equity Fund	312,064	4,668,478
Schwab S&P 500 Index Fund	512,833	23,231,318
		58,292,993
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	57,217	2,488,935
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	478,252	8,312,014
		114,679,034

Fixed-Income Funds 3.4%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond Index Fund	366,047	3,649,493
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	144,858	1,439,892
		5,089,385

Money Market Fund 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	189,336	189,393
Total Affiliated Underlying Funds
(Cost $112,648,639)		119,957,812

Unaffiliated Underlying Funds 20.1% of net assets

Equity Funds 15.4%
International 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	807,582	7,817,396
Security	Number of Shares	Value ($)
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	71,582	3,806,756
Dodge & Cox Stock Fund	34,478	6,623,482
TCW Relative Value Large Cap Fund, Class I	122,888	2,277,105
		12,707,343
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	74,263	2,874,703
		23,399,442

Fixed-Income Funds 4.7%
Intermediate-Term Bond 3.5%
Baird Aggregate Bond Fund, Institutional Class	21,352	230,389
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	218,964	2,421,743
Metropolitan West Total Return Bond Fund, Class I	255,947	2,718,156
		5,370,288
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	161,388	1,759,134
		7,129,422
Total Unaffiliated Underlying Funds
(Cost $29,988,800)		30,528,864
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
1.80%, 05/01/19 (b)	1,213,084	1,213,084
Total Short-Term Investment
(Cost $1,213,084)		1,213,084
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	824,810	209,834	—	1,034,644	$23,320,877	$122,761	$—	$1,688,221
Laudus Small-Cap MarketMasters Fund, Select Shares	175,499	—	(175,499)	—	—	(87,331)	(318,072)	297,190
Laudus U.S. Large Cap Growth Fund	393,317	77,827	(6,241)	464,903	10,344,089	691,229	375	617,625
Schwab Core Equity Fund	733,490	209,997	—	943,487	20,049,108	(457,615)	—	2,036,538
Schwab Dividend Equity Fund	253,177	58,887	—	312,064	4,668,478	(67,120)	—	359,082
Schwab Global Real Estate Fund	772,964	93,488	—	866,452	6,818,975	628,855	—	119,266
Schwab Intermediate-Term Bond Fund	48,418	100	(48,518)	—	—	27,093	(21,080)	2,848
Schwab International Core Equity Fund	1,268,597	295,701	(13,571)	1,550,727	15,445,240	517,133	(17,914)	334,742
Schwab S&P 500 Index Fund	439,773	73,060	—	512,833	23,231,318	1,582,058	—	450,478
Schwab Short-Term Bond Index Fund	69,051	75,807	—	144,858	1,439,892	19,585	—	12,557
Schwab Small-Cap Equity Fund	277,825	200,427	—	478,252	8,312,014	(717,015)	—	1,100,813
Schwab U.S. Aggregate Bond Index Fund	302,815	63,232	—	366,047	3,649,493	117,672	—	46,788
Schwab U.S. Mid-Cap Index Fund	50,489	6,728	—	57,217	2,488,935	216,551	—	25,539
Schwab Variable Share Price Money Fund, Ultra Shares	1,919,980	13,833	(1,744,477)	189,336	189,393	90	102	12,081
Total					$119,957,812	$2,593,946	($356,589)	$7,103,768
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$119,957,812	$—	$—	$119,957,812
Unaffiliated Underlying Funds[1]	30,528,864	—	—	30,528,864
Short-Term Investment[1]	—	1,213,084	—	1,213,084
Total	$150,486,676	$1,213,084	$—	$151,699,760
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $112,648,639)		$119,957,812
Investments in unaffiliated issuers, at value (cost $31,201,884)		31,741,948
Receivables:
Investments sold		780,000
Fund shares sold		731,893
Dividends		21,687
Due from investment adviser		7,958
Interest		60
Prepaid expenses	+	15,727
Total assets		153,257,085
Liabilities
Payables:
Investments bought		1,321,476
Fund shares redeemed		27,908
Accrued expenses	+	20,145
Total liabilities		1,369,529
Net Assets
Total assets		153,257,085
Total liabilities	–	1,369,529
Net assets		$151,887,556
Net Assets by Source
Capital received from investors		138,979,043
Total distributable earnings		12,908,513

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$151,887,556		11,036,495		$13.76

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,402,506
Dividends received from unaffiliated underlying funds		513,930
Interest	+	7,385
Total investment income		1,923,821
Expenses
Professional fees		13,029
Registration fees		12,493
Shareholder reports		9,113
Independent trustees’ fees		3,859
Portfolio accounting fees		3,027
Transfer agent fees		2,558
Custodian fees		996
Other expenses	+	2,172
Total expenses		47,247
Expense reduction by CSIM and its affiliates	–	47,247
Net expenses	–	—
Net investment income		1,923,821
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		5,701,262
Realized capital gain distributions received from unaffiliated underlying funds		667,789
Net realized losses on sales of affiliated underlying funds		(356,589)
Net realized losses on sales of unaffiliated underlying funds	+	(164,411)
Net realized gains		5,848,051
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,593,946
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	1,128,609
Net change in unrealized appreciation (depreciation)	+	3,722,555
Net realized and unrealized gains		9,570,606
Increase in net assets resulting from operations		$11,494,427

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$1,923,821	$1,737,353
Net realized gains		5,848,051	5,498,901
Net change in unrealized appreciation (depreciation)	+	3,722,555	(10,041,332)
Increase (decrease) in net assets from operations		11,494,427	(2,805,078)
Distributions to Shareholders
Total distributions		($7,175,224)	($2,923,022)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,265,390	$29,801,885	2,657,737	$38,112,073
Shares reinvested		591,704	6,993,949	199,234	2,825,139
Shares redeemed	+	(895,333)	(11,686,126)	(1,184,406)	(16,913,367)
Net transactions in fund shares		1,961,761	$25,109,708	1,672,565	$24,023,845
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,074,734	$122,458,645	7,402,169	$104,162,900
Total increase	+	1,961,761	29,428,911	1,672,565	18,295,745
End of period		11,036,495	$151,887,556	9,074,734	$122,458,645

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Schwab Target 2055 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$13.60	$14.18	$12.09	$12.63	$12.79	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.20 [1]	0.16 [1]	0.15 [1]	0.13 [1]	0.16
Net realized and unrealized gains (losses)	0.87	(0.39)	2.55	0.00 [2]	0.17	1.07
Total from investment operations	1.06	(0.19)	2.71	0.15	0.30	1.23
Less distributions:
Distributions from net investment income	(0.31)	(0.37)	(0.17)	(0.23)	(0.30)	(0.18)
Distributions from net realized gains	(0.45)	(0.02)	(0.45)	(0.46)	(0.16)	—
Total distributions	(0.76)	(0.39)	(0.62)	(0.69)	(0.46)	(0.18)
Net asset value at end of period	$13.90	$13.60	$14.18	$12.09	$12.63	$12.79
Total return	8.78% [3]	(1.49%)	23.35%	1.28%	2.36%	10.59%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00% [6]	0.00%	0.01% [7]	0.00% [6]	0.00%
Gross operating expenses[4]	0.12% [5]	0.11%	0.19%	0.27%	0.44%	0.68%
Net investment income (loss)	2.97% [5]	1.41%	1.24%	1.26%	1.03%	0.94%
Portfolio turnover rate	5% [3]	10%	9%	1%	8%	29%
Net assets, end of period (x 1,000,000)	$87	$73	$60	$38	$29	$18

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.9% of net assets

Equity Funds 77.6%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	518,715	4,082,288
International 26.1%
Laudus International MarketMasters Fund	606,292	13,665,811
Schwab International Core Equity Fund	904,368	9,007,508
		22,673,319
Large-Cap 39.3%
Laudus U.S. Large Cap Growth Fund *	296,371	6,594,256
Schwab Core Equity Fund	550,543	11,699,040
Schwab Dividend Equity Fund	198,842	2,974,671
Schwab S&P 500 Index Fund	284,703	12,897,038
		34,165,005
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	35,664	1,551,363
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	282,986	4,918,290
		67,390,265

Fixed-Income Funds 2.3%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	144,398	1,439,645
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	55,622	552,883
		1,992,528
Total Affiliated Underlying Funds
(Cost $65,245,370)		69,382,793

Unaffiliated Underlying Funds 19.3% of net assets

Equity Funds 15.8%
International 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	504,239	4,881,034
Security	Number of Shares	Value ($)
Large-Cap 8.3%
ClearBridge Large Cap Growth Fund, Class IS	35,597	1,893,062
Dodge & Cox Stock Fund	20,770	3,990,207
TCW Relative Value Large Cap Fund, Class I	71,775	1,329,993
		7,213,262
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	42,618	1,649,749
		13,744,045

Fixed-Income Funds 3.5%
Intermediate-Term Bond 2.7%
Baird Aggregate Bond Fund, Institutional Class	21,494	231,916
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	93,006	1,028,648
Metropolitan West Total Return Bond Fund, Class I	105,200	1,117,225
		2,377,789
International Bond 0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	59,953	653,487
		3,031,276
Total Unaffiliated Underlying Funds
(Cost $16,505,512)		16,775,321
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
1.80%, 05/01/19 (a)	768,708	768,708
Total Short-Term Investment
(Cost $768,708)		768,708
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	502,191	104,101	—	606,292	$13,665,811	$26,218	$—	$1,059,437
Laudus Small-Cap MarketMasters Fund, Select Shares	103,082	8,787	(111,869)	—	—	(48,714)	(202,585)	189,439
Laudus U.S. Large Cap Growth Fund	262,570	33,801	—	296,371	6,594,256	448,598	—	419,564
Schwab Core Equity Fund	441,792	108,751	—	550,543	11,699,040	(286,302)	—	1,241,211
Schwab Dividend Equity Fund	164,481	34,361	—	198,842	2,974,671	(46,758)	—	232,491
Schwab Global Real Estate Fund	466,782	51,933	—	518,715	4,082,288	379,063	—	71,078
Schwab Intermediate-Term Bond Fund	18,111	37	(18,148)	—	—	9,536	(7,287)	1,065
Schwab International Core Equity Fund	801,443	102,925	—	904,368	9,007,508	299,230	—	202,364
Schwab S&P 500 Index Fund	260,258	24,445	—	284,703	12,897,038	887,926	—	269,569
Schwab Short-Term Bond Index Fund	38,783	16,839	—	55,622	552,883	9,029	—	5,716
Schwab Small-Cap Equity Fund	181,470	101,516	—	282,986	4,918,290	(464,233)	—	700,239
Schwab U.S. Aggregate Bond Index Fund	108,173	36,225	—	144,398	1,439,645	42,979	—	18,201
Schwab U.S. Mid-Cap Index Fund	31,088	4,576	—	35,664	1,551,363	135,103	—	15,726
Schwab Variable Share Price Money Fund, Ultra Shares	1,111,588	6,462	(1,118,050)	—	—	41	71	6,312
Total					$69,382,793	$1,391,716	($209,801)	$4,432,412
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$69,382,793	$—	$—	$69,382,793
Unaffiliated Underlying Funds[1]	16,775,321	—	—	16,775,321
Short-Term Investment[1]	—	768,708	—	768,708
Total	$86,158,114	$768,708	$—	$86,926,822
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $65,245,370)		$69,382,793
Investments in unaffiliated issuers, at value (cost $17,274,220)		17,544,029
Receivables:
Investments sold		470,000
Fund shares sold		160,302
Dividends		8,767
Due from investment adviser		7,491
Interest		38
Prepaid expenses	+	14,648
Total assets		87,588,068
Liabilities
Payables:
Investments bought		728,763
Fund shares redeemed		8,090
Accrued expenses	+	19,900
Total liabilities		756,753
Net Assets
Total assets		87,588,068
Total liabilities	–	756,753
Net assets		$86,831,315
Net Assets by Source
Capital received from investors		79,252,822
Total distributable earnings		7,578,493

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$86,831,315		6,247,045		$13.90

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Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$838,597
Dividends received from unaffiliated underlying funds		295,031
Interest	+	4,737
Total investment income		1,138,365
Expenses
Professional fees		12,947
Registration fees		11,284
Shareholder reports		8,565
Independent trustees’ fees		3,741
Portfolio accounting fees		2,731
Transfer agent fees		2,304
Custodian fees		1,025
Other expenses	+	1,913
Total expenses		44,510
Expense reduction by CSIM and its affiliates	–	44,510
Net expenses	–	—
Net investment income		1,138,365
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		3,593,815
Realized capital gain distributions received from unaffiliated underlying funds		396,084
Net realized losses on sales of affiliated underlying funds		(209,801)
Net realized losses on sales of unaffiliated underlying funds	+	(102,613)
Net realized gains		3,677,485
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		1,391,716
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	657,266
Net change in unrealized appreciation (depreciation)	+	2,048,982
Net realized and unrealized gains		5,726,467
Increase in net assets resulting from operations		$6,864,832

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$1,138,365	$1,001,544
Net realized gains		3,677,485	3,199,905
Net change in unrealized appreciation (depreciation)	+	2,048,982	(5,978,156)
Increase (decrease) in net assets from operations		6,864,832	(1,776,707)
Distributions to Shareholders
Total distributions		($4,215,901)	($1,708,287)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		988,929	$13,069,825	1,756,977	$25,445,073
Shares reinvested		343,303	4,088,743	115,085	1,645,717
Shares redeemed	+	(472,701)	(6,235,286)	(691,784)	(10,025,434)
Net transactions in fund shares		859,531	$10,923,282	1,180,278	$17,065,356
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,387,514	$73,259,102	4,207,236	$59,678,740
Total increase	+	859,531	13,572,213	1,180,278	13,580,362
End of period		6,247,045	$86,831,315	5,387,514	$73,259,102

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Schwab Target 2060 Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	8/25/16 [1]– 10/31/16
Per-Share Data
Net asset value at beginning of period	$11.53	$12.02	$9.83	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17	0.14	0.08	0.01
Net realized and unrealized gains (losses)	0.77	(0.32)	2.22	(0.18)
Total from investment operations	0.94	(0.18)	2.30	(0.17)
Less distributions:
Distributions from net investment income	(0.26)	(0.29)	(0.11)	—
Distributions from net realized gains	(0.26)	(0.02)	—	—
Total distributions	(0.52)	(0.31)	(0.11)	—
Net asset value at end of period	$11.95	$11.53	$12.02	$9.83
Total return	8.94% [3]	(1.64%)	23.63%	(1.70%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00%	0.00%	0.00% [6]
Gross operating expenses[4]	0.60% [5]	0.73%	1.89%	7.87% [6]
Net investment income (loss)	2.95% [5]	1.18%	0.75%	0.43% [6]
Portfolio turnover rate	5% [3]	22%	7%	0% [3]
Net assets, end of period (x 1,000,000)	$14	$10	$6	$1

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Annualized (except for non-recurring professional fees and shareholder report fees).

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Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 81.0% of net assets

Equity Funds 79.3%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	85,273	671,099
International 26.7%
Laudus International MarketMasters Fund	99,378	2,239,981
Schwab International Core Equity Fund	149,021	1,484,253
		3,724,234
Large-Cap 40.2%
Laudus U.S. Large Cap Growth Fund *	49,965	1,111,715
Schwab Core Equity Fund	89,999	1,912,478
Schwab Dividend Equity Fund	34,485	515,898
Schwab S&P 500 Index Fund	45,881	2,078,398
		5,618,489
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	5,623	244,599
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	47,018	817,172
		11,075,593

Fixed-Income Funds 1.7%
Intermediate-Term Bond 1.3%
Schwab U.S. Aggregate Bond Index Fund	17,617	175,638
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	5,822	57,868
		233,506
Total Affiliated Underlying Funds
(Cost $11,185,441)		11,309,099

Unaffiliated Underlying Funds 18.5% of net assets

Equity Funds 16.2%
International 5.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	85,195	824,688
Security	Number of Shares	Value ($)
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	5,223	277,780
Dodge & Cox Stock Fund	3,347	642,978
TCW Relative Value Large Cap Fund, Class I	12,197	226,005
		1,146,763
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	7,607	294,485
		2,265,936

Fixed-Income Funds 2.3%
Intermediate-Term Bond 1.8%
Baird Aggregate Bond Fund, Institutional Class	386	4,170
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	11,372	125,771
Metropolitan West Total Return Bond Fund, Class I	11,785	125,153
		255,094
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	5,684	61,952
		317,046
Total Unaffiliated Underlying Funds
(Cost $2,597,531)		2,582,982
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
1.80%, 05/01/19 (a)	69,451	69,451
Total Short-Term Investment
(Cost $69,451)		69,451
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund	72,870	26,508	—	99,378	$2,239,981	$12,984	$—	$159,012
Laudus Small-Cap MarketMasters Fund, Select Shares	15,798	1,434	(17,232)	—	—	23,245	(62,406)	29,181
Laudus U.S. Large Cap Growth Fund	39,087	10,878	—	49,965	1,111,715	74,112	—	65,938
Schwab Core Equity Fund	64,401	26,625	(1,027)	89,999	1,912,478	(31,517)	(3,775)	186,193
Schwab Dividend Equity Fund	23,967	13,313	(2,795)	34,485	515,898	172	(5,012)	36,924
Schwab Global Real Estate Fund	68,067	17,206	—	85,273	671,099	57,017	—	10,852
Schwab Intermediate-Term Bond Fund	1,093	2	(1,095)	—	—	438	(303)	64
Schwab International Core Equity Fund	115,910	37,253	(4,142)	149,021	1,484,253	52,522	(5,292)	31,652
Schwab S&P 500 Index Fund	36,315	11,484	(1,918)	45,881	2,078,398	140,896	(3,045)	39,434
Schwab Short-Term Bond Index Fund	1,536	4,286	—	5,822	57,868	694	—	485
Schwab Small-Cap Equity Fund	26,021	20,997	—	47,018	817,172	(68,736)	—	106,849
Schwab U.S. Aggregate Bond Index Fund	12,658	4,959	—	17,617	175,638	5,052	—	2,060
Schwab U.S. Mid-Cap Index Fund	4,436	1,187	—	5,623	244,599	20,724	—	2,433
Schwab Variable Share Price Money Fund, Ultra Shares	151,598	881	(152,479)	—	—	5	10	861
Total					$11,309,099	$287,608	($79,823)	$671,938
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$11,309,099	$—	$—	$11,309,099
Unaffiliated Underlying Funds[1]	2,582,982	—	—	2,582,982
Short-Term Investment[1]	—	69,451	—	69,451
Total	$13,892,081	$69,451	$—	$13,961,532
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $11,185,441)		$11,309,099
Investments in unaffiliated issuers, at value (cost $2,666,982)		2,652,433
Receivables:
Fund shares sold		54,112
Due from investment adviser		5,749
Dividends		979
Prepaid expenses	+	7,755
Total assets		14,030,127
Liabilities
Payables:
Investments bought		29,981
Fund shares redeemed		16,052
Accrued expenses	+	17,469
Total liabilities		63,502
Net Assets
Total assets		14,030,127
Total liabilities	–	63,502
Net assets		$13,966,625
Net Assets by Source
Capital received from investors		13,429,273
Total distributable earnings		537,352

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,966,625		1,168,335		$11.95

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$125,747
Dividends received from unaffiliated underlying funds		45,462
Interest	+	527
Total investment income		171,736
Expenses
Professional fees		12,809
Registration fees		10,498
Independent trustees’ fees		3,590
Portfolio accounting fees		2,343
Shareholder reports		2,288
Custodian fees		1,272
Transfer agent fees		422
Other expenses	+	1,584
Total expenses		34,806
Expense reduction by CSIM and its affiliates	–	34,806
Net expenses	–	—
Net investment income		171,736
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		546,191
Realized capital gain distributions received from unaffiliated underlying funds		56,385
Net realized losses on sales of affiliated underlying funds		(79,823)
Net realized losses on sales of unaffiliated underlying funds	+	(2,972)
Net realized gains		519,781
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		287,608
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	87,372
Net change in unrealized appreciation (depreciation)	+	374,980
Net realized and unrealized gains		894,761
Increase in net assets resulting from operations		$1,066,497

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$171,736	$110,764
Net realized gains		519,781	286,971
Net change in unrealized appreciation (depreciation)	+	374,980	(782,577)
Increase (decrease) in net assets from operations		1,066,497	(384,842)
Distributions to Shareholders
Total distributions		($501,444)	($176,152)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		326,943	$3,725,965	717,620	$8,830,977
Shares reinvested		46,852	478,361	13,723	166,592
Shares redeemed	+	(114,053)	(1,282,023)	(299,186)	(3,681,826)
Net transactions in fund shares		259,742	$2,922,303	432,157	$5,315,743
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		908,593	$10,479,269	476,436	$5,724,520
Total increase	+	259,742	3,487,356	432,157	4,754,749
End of period		1,168,335	$13,966,625	908,593	$10,479,269

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2010 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2015 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2020 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2035 Index Fund
Schwab International Index Fund®	Schwab Target 2040 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2045 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2060 Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other affiliated Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, exchange-traded funds (ETFs), and cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2019 are disclosed in the Portfolio Holdings.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance, expenses and risks of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of an underlying fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the underlying fund’s share price or yield to fall. Below investment-grade bonds (junk bonds)involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s credit worthiness. In addition, issuers of below investment-grade

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2019, each Schwab Target Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Laudus International MarketMasters Fund	0.2%	0.4%	2.8%	3.7%	7.8%	4.1%	9.6%	1.5%	1.6%	0.9%	0.1%
Laudus U.S. Large Cap Growth Fund	—%	—%	0.0%*	0.3%	1.0%	0.7%	2.1%	0.4%	0.4%	0.3%	0.0%*
Schwab Core Equity Fund	0.1%	0.2%	1.6%	2.3%	4.8%	2.5%	5.7%	0.9%	0.9%	0.5%	0.1%
Schwab Dividend Equity Fund	0.0%*	0.0%*	0.1%	0.2%	1.2%	0.9%	2.7%	0.5%	0.5%	0.3%	0.1%
Schwab Global Real Estate Fund	0.3%	0.5%	3.9%	5.1%	10.7%	5.8%	13.6%	2.3%	2.2%	1.3%	0.2%
Schwab International Core Equity Fund	0.2%	0.3%	2.5%	3.4%	6.9%	3.7%	8.6%	1.4%	1.4%	0.8%	0.1%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.2%	0.2%	0.4%	0.2%	0.4%	0.1%	0.1%	0.0%*	0.0%*
Schwab Short-Term Bond Index Fund	0.7%	1.0%	6.2%	4.3%	5.4%	1.9%	2.7%	0.3%	0.2%	0.1%	0.0%*
Schwab Small-Cap Equity Fund	0.1%	0.2%	1.7%	2.4%	5.4%	3.1%	7.7%	1.3%	1.3%	0.8%	0.1%
Schwab Treasury Inflation Protected Securities Index Fund	0.4%	0.6%	3.3%	1.2%	—%	—%	—%	—%	—%	—%	—%
Schwab U.S. Aggregate Bond Index Fund	0.5%	0.7%	4.3%	3.2%	4.2%	1.4%	2.0%	0.2%	0.1%	0.1%	0.0%*
Schwab U.S. Mid Cap Index Fund	0.2%	0.2%	1.7%	2.3%	4.4%	2.2%	5.5%	0.8%	0.8%	0.5%	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%	0.1%	0.7%	0.5%	0.6%	0.2%	0.2%	0.0%*	0.0%*	—%	—%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.

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Schwab Target Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Fund	$4,602,496	$6,249,523
Schwab Target 2015 Fund	5,469,646	14,918,232
Schwab Target 2020 Fund	54,641,722	57,031,568
Schwab Target 2025 Fund	75,115,060	58,206,944
Schwab Target 2030 Fund	124,194,093	115,567,275
Schwab Target 2035 Fund	67,075,866	46,656,642
Schwab Target 2040 Fund	122,860,528	84,500,447
Schwab Target 2045 Fund	21,700,586	7,309,323
Schwab Target 2050 Fund	31,327,746	5,998,218
Schwab Target 2055 Fund	14,967,830	3,507,745
Schwab Target 2060 Fund	3,828,208	630,555

8. Federal Income Taxes:
As of April 30, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Tax cost	$47,967,270	$74,534,430	$494,050,236	$508,498,356	$848,889,603	$424,274,975	$856,038,136
Gross unrealized appreciation	$4,222,886	$9,126,405	$64,733,351	$55,398,390	$147,711,412	$55,628,117	$169,963,317
Gross unrealized depreciation	(341,013)	(465,882)	(2,980,142)	(2,392,787)	(4,127,991)	(1,957,417)	(4,061,664)
Net unrealized appreciation (depreciation)	$3,881,873	$8,660,523	$61,753,209	$53,005,603	$143,583,421	$53,670,700	$165,901,653

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Tax cost	$148,640,364	$144,128,784	$82,657,885	$13,911,067
Gross unrealized appreciation	$10,887,674	$9,804,324	$5,791,903	$490,256
Gross unrealized depreciation	(2,385,050)	(2,233,348)	(1,522,966)	(439,791)
Net unrealized appreciation (depreciation)	$8,502,624	$7,570,976	$4,268,937	$50,465
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the funds had no capital loss carryforwards available to offset future net capital gains.

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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2019. The tax-basis components of distributions paid during the year ended October 31, 2018 were as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Ordinary income	$1,288,370	$2,404,301	$13,437,649	$12,438,291	$24,231,554	$11,010,719	$26,208,462
Long-term capital gains	—	3,042,010	18,504,304	7,224,551	22,228,445	3,868,400	14,656,893

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Ordinary income	$3,207,884	$2,753,123	$1,624,107	$169,124
Long-term capital gains	300,316	169,899	84,180	7,028
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Government/Credit 1 – 5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $250 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

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MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index  A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 21.8% S&P 500 Index, 0.7% Russell Midcap Index, 2.0% Russell 2000 Index, 9.6% MSCI EAFE Index (Net), 37.1% Bloomberg Barclays US Aggregate Bond Index, 1.8% FTSE EPRA Nareit Global Index (Net), 6.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 2.3% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.0% Bloomberg Barclays US Government/Credit Index, 9.9% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 7.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index  A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 23.1% S&P 500 Index, 0.8% Russell Midcap Index, 2.1% Russell 2000 Index, 10.6% MSCI EAFE
Index (Net), 35.6% Bloomberg Barclays US Aggregate Bond Index, 1.9% FTSE EPRA Nareit Global Index (Net), 6.1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 2.4% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.2% Bloomberg Barclays US Government/Credit Index, 9.4% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 6.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index  A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 25.4% S&P 500 Index, 0.9% Russell Midcap Index, 2.4% Russell 2000 Index, 12.3% MSCI EAFE Index (Net), 32.6% Bloomberg Barclays US Aggregate Bond Index, 2.2% FTSE EPRA Nareit Global Index (Net), 0.1% MSCI Emerging Markets Index (Net), 5.0% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 3.0% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.6% Bloomberg Barclays US Government/Credit Index, 8.4% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 6.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index  A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000® Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 32.3% S&P 500 Index, 1.1% Russell Midcap Index, 3.6% Russell 2000 Index, 16.1% MSCI EAFE Index (Net), 24.1% Bloomberg Barclays US Aggregate Bond Index, 2.8% FTSE EPRA Nareit Global Index (Net), 0.9% MSCI Emerging Markets Index (Net), 1.8% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 4.5% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.5% Bloomberg Barclays US Government/Credit Index, 5.9% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 4.4% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index  A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 36.9% S&P 500 Index, 1.3% Russell Midcap Index, 4.6% Russell 2000 Index, 18.9% MSCI EAFE Index (Net), 18.2% Bloomberg Barclays US Aggregate Bond Index, 3.3% FTSE EPRA Nareit Global Index (Net), 1.8% MSCI Emerging Markets Index (Net), 4.7% Bloomberg Barclays Global Aggregate ex-US

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Hedged Index, 2.9% Bloomberg Barclays US Government/Credit Index, 4.2% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 3.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index  A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 40.3% S&P 500 Index, 1.4% Russell Midcap Index, 5.4% Russell 2000 Index, 21.0% MSCI EAFE Index (Net), 13.3% Bloomberg Barclays US Aggregate Bond Index, 3.7% FTSE EPRA Nareit Global Index (Net), 2.7% MSCI Emerging Markets Index (Net), 3.7% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.8% Bloomberg Barclays US Government/Credit Index, 3.0% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 2.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index  A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 43.2% S&P 500 Index, 1.5 Russell Midcap Index, 6.2% Russell 2000 Index, 23.0% MSCI EAFE Index (Net), 9.3% Bloomberg Barclays US Aggregate Bond Index, 4.1% FTSE EPRA Nareit Global Index (Net), 3.6% MSCI Emerging Markets Index (Net), 2.7% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.5% Bloomberg Barclays US Government/Credit Index, 2.1% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 1.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2045 Composite Index  A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 45.5% S&P 500 Index, 1.6% Russell Midcap Index, 6.9% Russell 2000 Index, 24.5% MSCI EAFE Index (Net), 6.1% Bloomberg Barclays US Aggregate Bond Index, 4.4% FTSE EPRA Nareit Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.9% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.0% Bloomberg Barclays US Government/Credit Index, 1.4% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 1.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index  A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 46.6% S&P 500 Index, 1.7% Russell Midcap Index, 7.3% Russell 2000 Index, 25.4% MSCI EAFE Index (Net), 4.5% Bloomberg Barclays US Aggregate Bond Index, 4.5% FTSE EPRA Nareit Global Index (Net), 5.0% MSCI Emerging Markets Index (Net), 1.4% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.7% Bloomberg Barclays US Government/Credit Index, 1.0% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 1.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index  A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 47.5% S&P 500 Index, 1.7% Russell Midcap Index, 7.6% Russell 2000 Index, 26.1% MSCI EAFE Index (Net), 3.2% Bloomberg Barclays US Aggregate Bond Index, 4.6% FTSE EPRA Nareit Global Index (Net), 5.5% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.0% Bloomberg Barclays US Government/Credit Index, 0.7% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2060 Composite Index: A custom blended index developed by CSIM based on the 2060 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2019, the composite is derived using the following portion allocations: 48.3% S&P 500 Index, 1.7% Russell Midcap Index, 7.8% Russell 2000 Index, 26.6% MSCI EAFE Index (Net), 2.3% Bloomberg Barclays US Aggregate Bond Index, 4.8% FTSE EPRA Nareit Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.8% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.0% Bloomberg Barclays US Government/Credit Index, 0.5% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Funds  |  Semiannual Report

Notes

Notes

Schwab Target Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34720-13
00230107

Semiannual Report  |  April 30, 2019
Schwab Balanced Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2019
Schwab Balanced Fund (Ticker Symbol: SWOBX)	7.99%
Balanced Blended Index	7.75%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	7.04%
Performance Details	pages 8-9
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Investors are often warned that they should not overreact to sudden changes in the market, and recent swings in stock performance have certainly shown why. After declining 9.0% in the final month of 2018, the S&P 500® Index rebounded in January, ending up with a 9.8% return for the full six-month period ended April 30, 2019. Those who stayed invested were rewarded for their patience, but many investors appear to be skeptical of recent gains. In fact, data shows that investors pulled money out of stock and multi-asset mutual funds late last year and continued to do so into the first months of 2019 despite the market’s recovery.
As investors, we will always be faced with market headwinds or tailwinds. At Charles Schwab Investment Management, we believe the challenge is to not let these ups and downs unduly influence investment decisions. As the adage goes, time in the market is more important than timing the market. That’s why having a long-term investing plan and a portfolio based on your individual goals and risk tolerance is important. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing—all of which are designed to help make it easier for investors to stay invested and focused on their long-term goals.
The Schwab Balanced Fund is an example of that approach. The fund offers an all-in-one portfolio solution for those who want to pursue both growth and income without taking on complicated asset allocation decisions by themselves. The fund invests across a mix of affiliated equity and bond funds, balancing the growth potential of equities and the income potential of fixed income, while offering the benefits of more diversification than investing in an individual stock or bond. And, based on analysis of economic outlooks and market conditions, the portfolio management team has the flexibility to increase the fund’s allocation to cash and cash equivalents when they deem a more defensive posture necessary.
At Charles Schwab Investment Management, we believe that all investors should have equal access to quality products that can help them reach their investment goals, regardless of how much they choose to invest. Effective January 16, 2019, the fund’s minimum initial investment was eliminated, reflecting our commitment to providing a straightforward pricing structure and our continual focus on eliminating entry barriers for investors. That’s been a cornerstone of our philosophy—and it will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon

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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
From the President (continued)

“ Effective January 16, 2019, the fund’s minimum initial investment was eliminated, reflecting our commitment to providing a straightforward pricing structure and our continual focus on eliminating entry barriers for investors.”
her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of giving investors what they want and need, without unnecessary costs or complexity. It’s been my privilege to be part of the great team Marie built, and I look forward to furthering our organization’s important mission.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Balanced Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment

Over the six-month reporting period ended April 30, 2019, global equity and bond markets generated positive returns. The first two months of the reporting period were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, trade negotiations with China, falling oil prices, the waning strength of the U.S. economy, and the pace of interest rate hikes despite low inflation. By late December, major market indices had fallen to near–bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks staged a strong recovery in the first four months of 2019 as investors were buoyed by renewed signs of economic strength both domestically and internationally, recovering oil prices, and a more dovish Fed. The U.S. dollar, as measured against a basket of international currencies, ended the period just below its highest level since May 2017. By the end of the reporting period, several equity market indices had reached new highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.76%. Markets outside the U.S. also rebounded in the first four months of 2019 to varying degrees with the MSCI EAFE® Index (Net)*, a broad measure of international developed equity market performance, returning 7.45%. In fixed-income markets, U.S. bonds outperformed their international counterparts. For the reporting period, the Bloomberg Barclays US Aggregate Bond Index returned 5.49% and the FTSE non–US Dollar World Government Bond Index returned 3.71%.
In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained momentum at the start of 2019, demonstrating surprisingly resilient growth despite lingering uncertainties on various fronts. Global oil prices fell precipitously in the last two months of 2018 amid concerns of economic slowing, a global oil glut, and increased geopolitical risk related to North Korea and Iran, but rebounded steadily throughout the first four months of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears.
In the U.S., gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from the previous two quarters, but jumped to 3.1% for the first quarter of 2019. The labor market remained strong, with the unemployment rate hitting a 50-year low in April. Despite a tight labor market, growing economy, and recovering oil prices, inflation and wage pressure remained in check. The 35-day partial U.S. government shutdown that began in
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment (continued)

late December and extended through late January had surprisingly little effect on the market, with the exception of consumer confidence, which fell in January but subsequently rebounded as the market rallied. U.S. manufacturing slowed, however, as manufacturers grappled with a cooling global economy and uncertainty surrounding trade and tariffs. From a sector perspective, cyclical and growth-oriented sectors, such as the Consumer Discretionary, Industrials, and Information Technology sectors, generally outperformed value-oriented sectors, including the Materials and Energy sectors.
Outside the U.S., conditions were softer but most economies showed renewed strength in early 2019. The eurozone and China showed particular resiliency, with both reporting positive GDP growth in the first quarter of 2019, exceeding expectations. For the first quarter of 2019, the eurozone economy expanded by 0.4%, up from 0.2% the previous quarter. Amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures, the United Kingdom’s economy continued to show resiliency in the first few months of 2019, growing modestly in the fourth quarter of 2018 although at a slower pace than in the third quarter. Japan’s economy expanded in the fourth quarter of 2018 after having contracted the previous quarter. However, Japanese equities underperformed equities in many other international markets, contributing to the U.S. market outperforming international markets. Several other Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the reporting period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the reporting period, negotiations continued between the two countries in an effort to resolve the underlying issues.
Globally, monetary policy mostly remained accommodative during the reporting period, with several central banks scaling back plans to raise interest rates. In the U.S., after raising short-term interest rates in December by 0.25%—the fourth such increase in 2018—the Fed held rates steady at its first three meetings in 2019, citing a still-healthy economy and continued low inflation, and reasserted its willingness to take a wait-and-see approach toward future rate hikes. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September 2019, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December 2018. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its March meeting and reaffirmed its pledge to gradual and limited rate-hikes given ongoing concerns over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. In December, the People’s Bank of China maintained its prudent (but no longer neutral) policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds. Beginning in January 2019, China started a fiscal stimulus program intended to continue spurring growth within the Chinese economy. This has helped not only the Chinese economy, but the economies of other emerging market countries that are linked to the Chinese economy.
In fixed-income markets, as equities tumbled at the end of 2018 and signs of slowing economic growth intensified, investors flocked to longer-term bonds, driving prices higher and yields lower through year-end. (Bond yields and bond prices move in opposite directions.) As the Fed lowered expectations of future rate hikes in 2019 and equity markets recovered, yields moderated in the first two months of 2019. In late March, parts of the yield curve inverted for several days as the yield on the 10-year Treasury note fell below that of the 3-month Treasury bill, briefly raising recession concerns, but the inversion was short-lived as the likelihood of an imminent recession appeared low. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, rose from 2.34% at the outset of the reporting period to 2.43% at its close. Longer-term yields, which are generally driven by inflation expectations and growth forecasts, declined, with the 10-year Treasury yield falling from 3.15% to 2.51% over the reporting period. Outside the U.S., bond yields generally remained low.
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Schwab Balanced Fund
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. She has served as portfolio manager of the fund since February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. He has served as portfolio manager of the fund since February 2019. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also previously worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab Balanced Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	7.99%	7.64%	7.36%	9.84%
Balanced Blended Index	7.75%	9.57%	7.76%	10.53%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	7.04%	6.02%	5.53%	9.42%
Fund Expense Ratios[3]: Net 0.50%; Gross 0.54%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.50% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab Balanced Fund
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	6
Portfolio Turnover Rate	31% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab Balanced Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2018 and held through April 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19	Expenses Paid During Period 11/1/18-4/30/19[2,5]	Effective Expenses Paid During Period 11/1/18-4/30/19[4,5]
Schwab Balanced Fund
Actual Return	0.00%	0.52%	$1,000.00	$1,079.90	$0.00	$2.68
Hypothetical 5% Return	0.00%	0.52%	$1,000.00	$1,024.80	$0.00	$2.61

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expense ratio in the prospectus, which are based on estimated amounts for the current fiscal year.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Balanced Fund
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$15.41	$15.60	$14.51	$15.40	$15.56	$14.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.23	0.21	0.19	0.18	0.16
Net realized and unrealized gains (losses)	0.95	0.08 [2]	1.96	0.00 [3]	0.42	1.33
Total from investment operations	1.10	0.31	2.17	0.19	0.60	1.49
Less distributions:
Distributions from net investment income	(0.37)	(0.48)	(0.22)	(0.32)	(0.34)	(0.21)
Distributions from net realized gains	(0.61)	(0.02)	(0.86)	(0.76)	(0.42)	—
Total distributions	(0.98)	(0.50)	(1.08)	(1.08)	(0.76)	(0.21)
Net asset value at end of period	$15.53	$15.41	$15.60	$14.51	$15.40	$15.56
Total return	7.99% [4]	1.94%	15.90%	1.41%	3.95%	10.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.00% [6]	0.00%	0.00%	0.00% [7]	0.00% [7]	0.00% [7]
Gross operating expenses[5]	0.04% [6]	0.04%	0.06%	0.06%	0.07%	0.09%
Net investment income (loss)	2.03% [6]	1.44%	1.39%	1.34%	1.18%	1.09%
Portfolio turnover rate	31% [4]	6%	28% [8]	19%	5%	27%
Net assets, end of period (x 1,000,000)	$496	$447	$386	$282	$305	$202

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not agree with the change in aggregate gains and losses in securities during the period because of the timing of fund share transactions in relation to fluctuating market values for the investments.
3
Less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses and/or interest expense had not been incurred.
8
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 7% without including these transactions. There were no transaction costs associated with these transactions.
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See financial notes

Schwab Balanced Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

Equity Funds 60.6%
Large-Cap 50.4%
Laudus U.S. Large Cap Growth Fund *	3,424,362	76,192,041
Schwab Core Equity Fund	8,195,086	174,145,583
		250,337,624
Small-Cap 10.2%
Schwab Small-Cap Equity Fund	2,901,986	50,436,525
		300,774,149

Fixed-Income Fund 36.4%
Intermediate-Term Bond 36.4%
Schwab U.S. Aggregate Bond Index Fund	18,128,154	180,737,695

Money Market Fund 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	10,486,524	10,489,670
Total Affiliated Underlying Funds
(Cost $456,724,978)		492,001,514
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (a)	5,616,045	5,616,045
Total Unaffiliated Underlying Fund
(Cost $5,616,045)		5,616,045
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus Small-Cap MarketMasters Fund, Select Shares	2,511,917	139,141	(2,651,058)	—	$—	($5,643,597)	($362,506)	$4,489,301
Laudus U.S. Large Cap Growth Fund	3,177,052	672,127	(424,817)	3,424,362	76,192,041	5,603,276	(397,579)	5,008,159
Schwab Core Equity Fund	7,016,940	1,947,338	(769,192)	8,195,086	174,145,583	(2,930,495)	(3,071,263)	20,048,943
Schwab Intermediate-Term Bond Fund	5,260,417	274,844	(5,535,261)	—	—	2,487,852	(1,847,142)	289,075
Schwab Small-Cap Equity Fund	—	2,901,986	—	2,901,986	50,436,525	3,176,525	—	—
Schwab U.S. Aggregate Bond Index Fund	12,021,232	8,170,411	(2,063,489)	18,128,154	180,737,695	6,009,783	(724,595)	2,134,187
Schwab Variable Share Price Money Fund, Ultra Shares	10,362,908	123,616	—	10,486,524	10,489,670	1,041	—	124,272
Total					$492,001,514	$8,704,385	($6,403,085)	$32,093,937
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At April 30, 2019, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
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See financial notes

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $456,724,978)		$492,001,514
Investments in unaffiliated underlying funds, at value (cost $5,616,045)		5,616,045
Receivables:
Fund shares sold		495,793
Dividends		461,255
Due from investment adviser		14,294
Prepaid expenses	+	21,585
Total assets		498,610,486
Liabilities
Payables:
Investments bought		1,894,479
Fund shares redeemed		298,252
Accrued expenses	+	45,654
Total liabilities		2,238,385
Net Assets
Total assets		498,610,486
Total liabilities	–	2,238,385
Net assets		$496,372,101
Net Assets by Source
Capital received from investors		445,279,129
Total distributable earnings		51,092,972

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$496,372,101		31,953,867		$15.53

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See financial notes

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,536,664
Dividends received from unaffiliated underlying funds	+	27,617
Total investment income		4,564,281
Expenses
Registration fees		24,874
Shareholder reports		20,534
Professional fees		14,447
Transfer agent fees		10,642
Portfolio accounting fees		9,211
Independent trustees’ fees		4,633
Custodian fees		622
Other expenses	+	3,815
Total expenses		88,778
Expense reduction by CSIM and its affiliates	–	88,778
Net expenses	–	—
Net investment income		4,564,281
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		27,557,273
Net realized losses on sales of affiliated underlying funds	+	(6,403,085)
Net realized gains		21,154,188
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	8,704,385
Net realized and unrealized gains		29,858,573
Increase in net assets resulting from operations		$34,422,854
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See financial notes

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$4,564,281	$6,070,669
Net realized gains		21,154,188	24,111,718
Net change in unrealized appreciation (depreciation)	+	8,704,385	(24,870,807)
Increase in net assets from operations		34,422,854	5,311,580
Distributions to Shareholders
Total distributions		($28,049,773)	($12,185,118)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,819,206	$102,441,587	10,224,123	$162,133,182
Shares reinvested		1,812,747	24,889,012	690,392	10,707,988
Shares redeemed	+	(5,655,274)	(83,958,004)	(6,642,949)	(104,866,438)
Net transactions in fund shares		2,976,679	$43,372,595	4,271,566	$67,974,732
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,977,188	$446,626,425	24,705,622	$385,525,231
Total increase	+	2,976,679	49,745,676	4,271,566	61,101,194
End of period		31,953,867	$496,372,101	28,977,188	$446,626,425
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See financial notes

Schwab Balanced Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Balanced Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other affiliated Schwab and/or Laudus Funds (the underlying funds), but also may invest in other unaffiliated, third party mutual funds, including exchange-traded funds (ETFs). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(i) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•   Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2019, the fund’s ownership percentages of other related funds’ shares are:
Laudus U.S. Large Cap Growth Fund	3.2%
Schwab Core Equity Fund	7.8%
Schwab Small-Cap Equity Fund	8.0%
Schwab U.S. Aggregate Bond Index Fund	7.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.2%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$183,430,036	$139,028,514
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Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of April 30, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$467,766,473
Gross unrealized appreciation	$29,851,086
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$29,851,086
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2019. The tax-basis components of distributions paid during the year ended October 31, 2018 were as follows:
Ordinary income	$11,740,011
Long-term capital gains	445,107
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
27
Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index   A custom blended index developed by CSIM that, effective January 29, 2019, is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 37% Bloomberg Barclays US Aggregate Bond Index, and 3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From August 1, 2013 to January 29, 2019, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Bloomberg Barclays US Aggregate Bond Index, 12% Bloomberg Barclays US Aggregate Intermediate Bond Index and 3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Balanced Fund  |  Semiannual Report

Notes

Notes

Notes

Schwab Balanced Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34721-13
00230103

Semiannual Report  |  April 30, 2019
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2019
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	7.35%
All Equity Composite Index	7.50%
Fund Category: Morningstar Allocation—85%+ Equity[1]	7.94%
Performance Details	pages 8-9

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	7.06%
Growth Composite Index	7.15%
Fund Category: Morningstar Allocation—70% to 85% Equity[1]	7.32%
Performance Details	pages 10-11

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	6.61%
Balanced Composite Index	6.80%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	7.04%
Performance Details	pages 12-13

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	6.08%
Conservative Composite Index	6.37%
Fund Category: Morningstar Allocation—30% to 50% Equity[1]	5.94%
Performance Details	pages 14-15
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors are often warned that they should not overreact to sudden changes in the market, and recent swings in stock performance have certainly shown why. After declining 9.0% in the final month of 2018, the S&P 500® Index rebounded in January, ending up with a 9.8% return for the full six-month period ended April 30, 2019. Similarly, the MSCI EAFE® Index (Net)*, which broadly represents the performance of international stocks, returned 7.5% for the period after falling 4.9% in December. Those who stayed invested were rewarded for their patience, but many investors appear to be skeptical of recent gains. In fact, data shows that investors pulled money out of stock and multi-asset mutual funds late last year and continued to do so into the first months of 2019 despite the market’s recovery.
As investors, we will always be faced with market headwinds or tailwinds. At Charles Schwab Investment Management, we believe the challenge is to not let these ups and downs unduly influence investment decisions. As the adage goes, time in the market is more important than timing the market. That’s why having a long-term investing plan and a portfolio based on your individual goals and risk tolerance is important. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing—all of which are designed to help make it easier for investors to stay invested and focused on their long-term goals.
The Schwab MarketTrack Portfolios are an example of that approach. Each of the four funds is designed to make investing decisions simpler, providing four different options across a range of risk levels. For those with a longer time horizon and greater tolerance for volatility, the Schwab MarketTrack All Equity Portfolio is fully invested in stocks, while at the other end of the risk spectrum, the Schwab MarketTrack Conservative Portfolio allocates a majority of its holdings to bonds and cash equivalents. The Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Balanced Portfolio fill out the offerings in between, geared toward investors who want capital growth but less volatility than an all-stock portfolio. Since each fund provides automatic portfolio rebalancing, the allocations remain in line with their risk targets as markets fluctuate.
Whatever the risk profile of the Schwab MarketTrack Portfolio you choose, each fund is diversified, with a mix of large- and small-capitalization stocks and U.S. and international exposures. The funds are also built using a combination of traditional market-capitalization index funds and Schwab

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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
From the President (continued)

“ Effective January 16, 2019, the funds’ minimum initial investment was eliminated, reflecting our commitment to providing a straightforward pricing structure and our continual focus on eliminating entry barriers for investors.”
Fundamental Index Funds. By weighting holdings differently, these two strategies tend to perform differently, adding another layer of diversification to the funds.
At Charles Schwab Investment Management, we believe that all investors should have equal access to quality products that can help them reach their investment goals, regardless of how much they choose to invest. Effective January 16, 2019, the funds’ minimum initial investment was eliminated, reflecting our commitment to providing a straightforward pricing structure and our continual focus on eliminating entry barriers for investors. That’s been a cornerstone of our philosophy—and it will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of giving investors what they want and need, without unnecessary costs or complexity. It’s been my privilege to be part of the great team Marie built, and I look forward to furthering our organization’s important mission.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab MarketTrack Portfolios, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment

Over the six-month reporting period ended April 30, 2019, global equity and bond markets generated positive returns. The first two months of the reporting period were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, trade negotiations with China, falling oil prices, the waning strength of the U.S. economy, and the pace of interest rate hikes despite low inflation. By late December, major market indices had fallen to near–bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks staged a strong recovery in the first four months of 2019 as investors were buoyed by renewed signs of economic strength both domestically and internationally, recovering oil prices, and a more dovish Fed. The U.S. dollar, as measured against a basket of international currencies, ended the period just below its highest level since May 2017. By the end of the reporting period, several equity market indices had reached new highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.76%. Markets outside the U.S. also rebounded in the first four months of 2019 to varying degrees with the MSCI EAFE® Index (Net)*, a broad measure of international developed equity market performance, returning 7.45%. In fixed-income markets, U.S. bonds outperformed their international counterparts. For the reporting period, the Bloomberg Barclays US Aggregate Bond Index returned 5.49% and the FTSE non–US Dollar World Government Bond Index returned 3.71%.
In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained momentum at the start of 2019, demonstrating surprisingly resilient growth despite lingering uncertainties on various fronts. Global oil prices fell precipitously in the last two months of 2018 amid concerns of economic slowing, a global oil glut, and increased geopolitical risk related to North Korea and Iran, but rebounded steadily throughout the first four months of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears.
In the U.S., gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from the previous two quarters, but jumped to 3.1% for the first quarter of 2019. The labor market remained strong, with the unemployment rate hitting a 50-year low in April. Despite a tight labor market, growing economy, and recovering oil prices, inflation and wage pressure remained in check. The 35-day partial U.S. government shutdown that began in
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment (continued)

late December and extended through late January had surprisingly little effect on the market, with the exception of consumer confidence, which fell in January but subsequently rebounded as the market rallied. U.S. manufacturing slowed, however, as manufacturers grappled with a cooling global economy and uncertainty surrounding trade and tariffs. From a sector perspective, cyclical and growth-oriented sectors, such as the Consumer Discretionary, Industrials, and Information Technology sectors, generally outperformed value-oriented sectors, including the Materials and Energy sectors.
Outside the U.S., conditions were softer but most economies showed renewed strength in early 2019. The eurozone and China showed particular resiliency, with both reporting positive GDP growth in the first quarter of 2019, exceeding expectations. For the first quarter of 2019, the eurozone economy expanded by 0.4%, up from 0.2% the previous quarter. Amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures, the United Kingdom’s economy continued to show resiliency in the first few months of 2019, growing modestly in the fourth quarter of 2018 although at a slower pace than in the third quarter. Japan’s economy expanded in the fourth quarter of 2018 after having contracted the previous quarter. However, Japanese equities underperformed equities in many other international markets, contributing to the U.S. market outperforming international markets. Several other Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the reporting period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the reporting period, negotiations continued between the two countries in an effort to resolve the underlying issues.
Globally, monetary policy mostly remained accommodative during the reporting period, with several central banks scaling back plans to raise interest rates. In the U.S., after raising short-term interest rates in December by 0.25%—the fourth such increase in 2018—the Fed held rates steady at its first three meetings in 2019, citing a still-healthy economy and continued low inflation, and reasserted its willingness to take a wait-and-see approach toward future rate hikes. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September 2019, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet. Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December 2018. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its March meeting and reaffirmed its pledge to gradual and limited rate-hikes given ongoing concerns over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. In December, the People’s Bank of China maintained its prudent (but no longer neutral) policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds. Beginning in January 2019, China started a fiscal stimulus program intended to continue spurring growth within the Chinese economy. This has helped not only the Chinese economy, but the economies of other emerging market countries that are linked to the Chinese economy.
In fixed-income markets, as equities tumbled at the end of 2018 and signs of slowing economic growth intensified, investors flocked to longer-term bonds, driving prices higher and yields lower through year-end. (Bond yields and bond prices move in opposite directions.) As the Fed lowered expectations of future rate hikes in 2019 and equity markets recovered, yields moderated in the first two months of 2019. In late March, parts of the yield curve inverted for several days as the yield on the 10-year Treasury note fell below that of the 3-month Treasury bill, briefly raising recession concerns, but the inversion was short-lived as the likelihood of an imminent recession appeared low. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, rose from 2.34% at the outset of the reporting period to 2.43% at its close. Longer-term yields, which are generally driven by inflation expectations and growth forecasts, declined, with the 10-year Treasury yield falling from 3.15% to 2.51% over the reporting period. Outside the U.S., bond yields generally remained low.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. She has served as portfolio manager of the funds since February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. He has served as portfolio manager of the funds since February 2019. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also previously worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack All Equity Portfolio (5/19/98)	7.35%	4.83%	7.60%	12.41%
All Equity Composite Index	7.50%	5.17%	8.23%	12.85%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Fund Category: Morningstar Allocation—85%+ Equity[2]	7.94%	5.09%	6.55%	11.62%
Fund Expense Ratio[3]: 0.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.13% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Growth Portfolio (11/20/95)	7.06%	5.66%	6.87%	10.83%
Growth Composite Index	7.15%	5.96%	7.43%	11.24%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Allocation—70% to 85% Equity[2]	7.32%	5.21%	5.90%	10.36%
Fund Expense Ratio[3]: 0.51%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.12% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	11
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Balanced Portfolio (11/20/95)	6.61%	5.52%	5.70%	8.93%
Balanced Composite Index	6.80%	5.92%	6.26%	9.39%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	7.04%	6.02%	5.53%	9.42%
Fund Expense Ratio[3]: 0.50%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.10% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	11
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Conservative Portfolio (11/20/95)	6.08%	5.23%	4.42%	6.92%
Conservative Composite Index	6.37%	5.77%	5.05%	7.49%
S&P 500® Index	9.76%	13.49%	11.63%	15.32%
Bloomberg Barclays US Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%
Fund Category: Morningstar Allocation—30% to 50% Equity[2]	5.94%	4.46%	3.86%	7.44%
Fund Expense Ratio[3]: 0.49%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.08% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of April 30, 2019

Statistics
Number of Holdings	11
Portfolio Turnover Rate	23% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2018 and held through April 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/18	Ending Account Value (Net of Expenses) at 4/30/19	Expenses Paid During Period 11/1/18-4/30/19[2,5]	Effective Expenses Paid During Period 11/1/18-4/30/19[4,5]
Schwab MarketTrack All Equity Portfolio
Actual Return	0.40%	0.53%	$1,000.00	$1,073.50	$2.06	$2.72
Hypothetical 5% Return	0.40%	0.53%	$1,000.00	$1,022.82	$2.01	$2.66
Schwab MarketTrack Growth Portfolio
Actual Return	0.39%	0.51%	$1,000.00	$1,070.60	$2.00	$2.62
Hypothetical 5% Return	0.39%	0.51%	$1,000.00	$1,022.87	$1.96	$2.56
Schwab MarketTrack Balanced Portfolio
Actual Return	0.40%	0.50%	$1,000.00	$1,066.10	$2.05	$2.56
Hypothetical 5% Return	0.40%	0.50%	$1,000.00	$1,022.82	$2.01	$2.51
Schwab MarketTrack Conservative Portfolio
Actual Return	0.42%	0.50%	$1,000.00	$1,060.80	$2.15	$2.55
Hypothetical 5% Return	0.42%	0.50%	$1,000.00	$1,022.72	$2.11	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab MarketTrack All Equity Portfolio
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$18.33	$18.76	$15.90	$17.00	$17.17	$15.99
Income (loss) from investment operations:
Net investment income (loss)	0.35 [1]	0.28 [1]	0.27 [1]	0.27 [1]	0.29 [1]	0.21
Net realized and unrealized gains (losses)	0.87	(0.05)	3.33	0.31	(0.23)	1.24
Total from investment operations	1.22	0.23	3.60	0.58	0.06	1.45
Less distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.30)	(0.53)	(0.23)	(0.27)
Distributions from net realized gains	(0.43)	(0.33)	(0.44)	(1.15)	—	—
Total distributions	(0.79)	(0.66)	(0.74)	(1.68)	(0.23)	(0.27)
Net asset value at end of period	$18.76	$18.33	$18.76	$15.90	$17.00	$17.17
Total return	7.35% [2]	1.10%	23.33%	3.99%	0.36%	9.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.39%	0.40%	0.41%	0.42% [5]	0.50%
Gross operating expenses[3]	0.40% [4]	0.39%	0.40%	0.42%	0.43% [5]	0.51%
Net investment income (loss)	3.93% [4]	1.46%	1.56%	1.73%	1.67%	1.24%
Portfolio turnover rate	3% [2]	5%	5%	6%	42% [6]	9%
Net assets, end of period (x 1,000,000)	$693	$660	$662	$553	$578	$621

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
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See financial notes

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.6% of net assets

Equity Funds 99.6%
International 29.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,734,400	33,908,353
Schwab Fundamental International Large Company Index Fund	4,619,897	40,978,485
Schwab Fundamental International Small Company Index Fund	2,706,496	33,695,875
Schwab International Index Fund	4,778,991	95,006,335
		203,589,048
Large-Cap 45.4%
Schwab Fundamental US Large Company Index Fund	5,595,356	94,785,322
Schwab S&P 500 Index Fund	4,853,454	219,861,478
		314,646,800
Small-Cap 24.8%
Schwab Fundamental US Small Company Index Fund	3,726,409	51,536,237
Schwab Small-Cap Index Fund	4,122,157	120,160,875
		171,697,112
Total Affiliated Underlying Funds
(Cost $440,821,951)		689,932,960
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
1.80%, 05/01/19 (a)	3,322,108	3,322,108
Total Short-Term Investment
(Cost $3,322,108)		3,322,108
(a)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	3,903,786	110,370	(279,756)	3,734,400	$33,908,353	$1,964,583	($165,234)	$896,449
Schwab Fundamental International Large Company Index Fund	4,582,326	164,313	(126,742)	4,619,897	40,978,485	1,060,814	(176,172)	1,273,428
Schwab Fundamental International Small Company Index Fund	2,544,462	247,236	(85,202)	2,706,496	33,695,875	(184,608)	(243,107)	1,695,261
Schwab Fundamental US Large Company Index Fund	5,163,140	516,168	(83,952)	5,595,356	94,785,322	(1,399,835)	41,137	7,277,962
Schwab Fundamental US Small Company Index Fund	3,328,879	397,530	—	3,726,409	51,536,237	(1,843,674)	—	4,511,963
Schwab International Index Fund	4,820,686	152,405	(194,100)	4,778,991	95,006,335	4,817,917	(575,305)	2,610,692
Schwab S&P 500 Index Fund	4,912,826	134,758	(194,130)	4,853,454	219,861,478	12,629,254	2,022,230	4,987,297
Schwab Small-Cap Index Fund	3,679,859	541,936	(99,638)	4,122,157	120,160,875	(1,869,828)	(325,250)	9,463,865
Total					$689,932,960	$15,174,623	$578,299	$32,716,917
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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See financial notes

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$689,932,960	$—	$—	$689,932,960
Short-Term Investment[1]	—	3,322,108	—	3,322,108
Total	$689,932,960	$3,322,108	$—	$693,255,068
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $440,821,951)		$689,932,960
Investments in unaffiliated issuers, at value (cost $3,322,108)		3,322,108
Receivables:
Fund shares sold		380,378
Interest		165
Prepaid expenses	+	23,593
Total assets		693,659,204
Liabilities
Payables:
Investment adviser and administrator fees		73,322
Shareholder service fees		136,146
Fund shares redeemed		557,228
Accrued expenses	+	54,072
Total liabilities		820,768
Net Assets
Total assets		693,659,204
Total liabilities	–	820,768
Net assets		$692,838,436
Net Assets by Source
Capital received from investors		432,432,039
Total distributable earnings		260,406,397

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$692,838,436		36,923,452		$18.76

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See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$14,041,675
Interest	+	18,676
Total investment income		14,060,351
Expenses
Investment adviser and administrator fees		422,389
Shareholder service fees		777,193
Shareholder reports		33,527
Registration fees		15,674
Professional fees		14,076
Transfer agent fees		11,616
Portfolio accounting fees		10,623
Independent trustees’ fees		5,182
Custodian fees		773
Other expenses	+	5,333
Total expenses		1,296,386
Expense reduction by CSIM and its affiliates	–	11,616
Net expenses	–	1,284,770
Net investment income		12,775,581
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		18,675,242
Net realized gains on sales of affiliated underlying funds	+	578,299
Net realized gains		19,253,541
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	15,174,623
Net realized and unrealized gains		34,428,164
Increase in net assets resulting from operations		$47,203,745
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See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$12,775,581	$10,107,191
Net realized gains		19,253,541	16,621,580
Net change in unrealized appreciation (depreciation)	+	15,174,623	(18,821,693)
Increase in net assets from operations		47,203,745	7,907,078
Distributions to Shareholders
Total distributions		($28,006,553)	($23,113,418)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,132,840	$37,612,226	3,946,287	$75,536,801
Shares reinvested		1,580,131	25,376,894	1,116,238	21,029,930
Shares redeemed	+	(2,787,662)	(49,231,344)	(4,340,184)	(83,234,422)
Net transactions in fund shares		925,309	$13,757,776	722,341	$13,332,309
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,998,143	$659,883,468	35,275,802	$661,757,499
Total increase or decrease	+	925,309	32,954,968	722,341	(1,874,031)
End of period		36,923,452	$692,838,436	35,998,143	$659,883,468
22
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$22.67	$23.47	$20.54	$22.68	$23.20	$21.67
Income (loss) from investment operations:
Net investment income (loss)	0.39 [1]	0.37 [1]	0.34 [1]	0.32 [1]	0.34 [1]	0.27
Net realized and unrealized gains (losses)	1.04	(0.04)	3.37	0.41	(0.12)	1.57
Total from investment operations	1.43	0.33	3.71	0.73	0.22	1.84
Less distributions:
Distributions from net investment income	(0.45)	(0.40)	(0.36)	(0.39)	(0.35)	(0.31)
Distributions from net realized gains	(0.71)	(0.73)	(0.42)	(2.48)	(0.39)	—
Total distributions	(1.16)	(1.13)	(0.78)	(2.87)	(0.74)	(0.31)
Net asset value at end of period	$22.94	$22.67	$23.47	$20.54	$22.68	$23.20
Total return	7.06% [2]	1.28%	18.52%	3.88%	0.95%	8.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39% [4]	0.39%	0.40%	0.41%	0.42% [5]	0.50%
Gross operating expenses[3]	0.40% [4]	0.39%	0.40%	0.41%	0.42% [5]	0.51%
Net investment income (loss)	3.59% [4]	1.59%	1.57%	1.61%	1.50%	1.20%
Portfolio turnover rate	6% [2]	7%	20% [6]	12%	36% [7]	7%
Net assets, end of period (x 1,000,000)	$819	$783	$804	$707	$716	$734

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 6% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
23
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

Equity Funds 80.5%
International 20.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	2,989,460	27,144,295
Schwab Fundamental International Large Company Index Fund	3,667,966	32,534,857
Schwab Fundamental International Small Company Index Fund	2,080,674	25,904,390
Schwab International Index Fund	3,943,039	78,387,622
		163,971,164
Large-Cap 40.5%
Schwab Fundamental US Large Company Index Fund	5,937,006	100,572,876
Schwab S&P 500 Index Fund	5,110,685	231,514,048
		332,086,924
Small-Cap 20.0%
Schwab Fundamental US Small Company Index Fund	3,571,683	49,396,380
Schwab Small-Cap Index Fund	3,914,370	114,103,880
		163,500,260
		659,558,348

Security	Number of Shares	Value ($)
Fixed-Income Funds 14.5%
Intermediate-Term Bond 14.5%
Schwab U.S. Aggregate Bond Index Fund	11,926,061	118,902,832

Money Market Fund 4.1%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	33,257,541	33,267,518
Total Affiliated Underlying Funds
(Cost $518,914,557)		811,728,698
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
1.80%, 05/01/19 (b)	6,776,885	6,776,885
Total Short-Term Investment
(Cost $6,776,885)		6,776,885
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	2,995,953	88,398	(94,891)	2,989,460	$27,144,295	$1,514,180	($73,066)	$717,989
Schwab Fundamental International Large Company Index Fund	3,540,993	126,973	—	3,667,966	32,534,857	779,589	—	984,042
Schwab Fundamental International Small Company Index Fund	1,963,467	117,207	—	2,080,674	25,904,390	(236,227)	—	1,263,491
Schwab Fundamental US Large Company Index Fund	5,471,532	623,636	(158,162)	5,937,006	100,572,876	(1,414,191)	285,761	7,603,642
Schwab Fundamental US Small Company Index Fund	3,194,165	495,900	(118,382)	3,571,683	49,396,380	(1,575,387)	32,047	4,329,372
Schwab International Index Fund	3,819,729	123,310	—	3,943,039	78,387,622	3,700,466	—	2,112,310
Schwab S&P 500 Index Fund	5,192,195	189,605	(271,115)	5,110,685	231,514,048	12,182,078	3,755,511	5,315,981
Schwab Small-Cap Index Fund	3,489,463	686,384	(261,477)	3,914,370	114,103,880	(1,965,251)	530	9,549,771
Schwab U.S. Aggregate Bond Index Fund	12,664,480	955,591	(1,694,010)	11,926,061	118,902,832	4,874,809	(459,199)	1,737,976
Schwab Variable Share Price Money Fund, Ultra Shares	36,847,571	409,170	(3,999,200)	33,257,541	33,267,518	3,706	(404)	407,197
Total					$811,728,698	$17,863,772	$3,541,180	$34,021,771
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

24
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$811,728,698	$—	$—	$811,728,698
Short-Term Investment[1]	—	6,776,885	—	6,776,885
Total	$811,728,698	$6,776,885	$—	$818,505,583
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
25
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $518,914,557)		$811,728,698
Investments in unaffiliated issuers, at value (cost $6,776,885)		6,776,885
Receivables:
Investments sold		1,960,000
Fund shares sold		603,856
Dividends		328,238
Interest		337
Prepaid expenses	+	17,305
Total assets		821,415,319
Liabilities
Payables:
Investments bought		1,923,043
Investment adviser and administrator fees		86,635
Shareholder service fees		162,190
Fund shares redeemed		323,841
Accrued expenses	+	45,078
Total liabilities		2,540,787
Net Assets
Total assets		821,415,319
Total liabilities	–	2,540,787
Net assets		$818,874,532
Net Assets by Source
Capital received from investors		505,125,487
Total distributable earnings		313,749,045

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$818,874,532		35,696,995		$22.94

26
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$15,369,673
Interest	+	33,186
Total investment income		15,402,859
Expenses
Investment adviser and administrator fees		503,198
Shareholder service fees		933,427
Shareholder reports		32,173
Registration fees		17,083
Professional fees		14,301
Portfolio accounting fees		11,375
Transfer agent fees		10,178
Independent trustees’ fees		5,493
Custodian fees		804
Other expenses	+	6,010
Total expenses		1,534,042
Expense reduction by CSIM and its affiliates	–	10,178
Net expenses	–	1,523,864
Net investment income		13,878,995
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		18,652,098
Net realized gains on sales of affiliated underlying funds	+	3,541,180
Net realized gains		22,193,278
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	17,863,772
Net realized and unrealized gains		40,057,050
Increase in net assets resulting from operations		$53,936,045
27
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$13,878,995	$13,006,391
Net realized gains		22,193,278	25,553,974
Net change in unrealized appreciation (depreciation)	+	17,863,772	(27,570,228)
Increase in net assets from operations		53,936,045	10,990,137
Distributions to Shareholders
Total distributions		($39,927,176)	($38,389,944)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,850,870	$40,362,622	3,428,769	$80,690,535
Shares reinvested		1,829,307	36,750,784	1,546,820	35,762,481
Shares redeemed	+	(2,517,683)	(55,091,144)	(4,688,229)	(110,009,491)
Net transactions in fund shares		1,162,494	$22,022,262	287,360	$6,443,525
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,534,501	$782,843,401	34,247,141	$803,799,683
Total increase or decrease	+	1,162,494	36,031,131	287,360	(20,956,282)
End of period		35,696,995	$818,874,532	34,534,501	$782,843,401
28
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$18.24	$19.12	$17.35	$19.07	$19.50	$18.55
Income (loss) from investment operations:
Net investment income (loss)	0.29 [1]	0.34 [1]	0.30 [1]	0.27 [1]	0.29 [1]	0.26
Net realized and unrealized gains (losses)	0.79	(0.24)	2.02	0.35	(0.08)	1.08
Total from investment operations	1.08	0.10	2.32	0.62	0.21	1.34
Less distributions:
Distributions from net investment income	(0.39)	(0.33)	(0.30)	(0.33)	(0.30)	(0.27)
Distributions from net realized gains	(0.78)	(0.65)	(0.25)	(2.01)	(0.34)	(0.12)
Total distributions	(1.17)	(0.98)	(0.55)	(2.34)	(0.64)	(0.39)
Net asset value at end of period	$18.15	$18.24	$19.12	$17.35	$19.07	$19.50
Total return	6.61% [2]	0.44%	13.71%	3.92%	1.10%	7.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.40%	0.40%	0.41%	0.42% [5]	0.50%
Gross operating expenses[3]	0.40% [4]	0.40%	0.40%	0.41%	0.42% [5]	0.51%
Net investment income (loss)	3.35% [4]	1.79%	1.67%	1.60%	1.51%	1.30%
Portfolio turnover rate	8% [2]	8%	46% [6]	15%	36% [7]	16%
Net assets, end of period (x 1,000,000)	$538	$515	$551	$516	$512	$522

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 10% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
29
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

Equity Funds 60.5%
International 15.2%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,502,954	13,646,823
Schwab Fundamental International Large Company Index Fund	1,822,000	16,161,142
Schwab Fundamental International Small Company Index Fund	1,109,190	13,809,411
Schwab International Index Fund	1,904,833	37,868,085
		81,485,461
Large-Cap 30.3%
Schwab Fundamental US Large Company Index Fund	2,934,848	49,716,330
Schwab S&P 500 Index Fund	2,506,478	113,543,444
		163,259,774
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund	1,760,931	24,353,679
Schwab Small-Cap Index Fund	1,938,317	56,501,945
		80,855,624
		325,600,859

Security	Number of Shares	Value ($)
Fixed-Income Fund 34.6%
Intermediate-Term Bond 34.6%
Schwab U.S. Aggregate Bond Index Fund	18,640,161	185,842,410

Money Market Fund 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	22,776,003	22,782,836
Total Affiliated Underlying Funds
(Cost $387,549,135)		534,226,105
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
1.80%, 05/01/19 (b)	4,552,721	4,552,721
Total Short-Term Investment
(Cost $4,552,721)		4,552,721
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	1,459,879	43,075	—	1,502,954	$13,646,823	$741,997	$—	$349,864
Schwab Fundamental International Large Company Index Fund	1,758,929	63,071	—	1,822,000	16,161,142	387,247	—	488,806
Schwab Fundamental International Small Company Index Fund	993,051	116,139	—	1,109,190	13,809,411	(41,578)	—	639,029
Schwab Fundamental US Large Company Index Fund	2,620,796	380,061	(66,009)	2,934,848	49,716,330	(567,279)	(7,261)	3,845,561
Schwab Fundamental US Small Company Index Fund	1,563,003	267,781	(69,853)	1,760,931	24,353,679	(856,607)	58,676	2,216,727
Schwab International Index Fund	1,854,204	159,107	(108,478)	1,904,833	37,868,085	1,997,470	(44,638)	1,025,375
Schwab S&P 500 Index Fund	2,541,650	215,879	(251,051)	2,506,478	113,543,444	7,287,183	1,055,262	2,679,978
Schwab Small-Cap Index Fund	1,754,114	358,122	(173,919)	1,938,317	56,501,945	(782,581)	(312,169)	4,811,307
Schwab U.S. Aggregate Bond Index Fund	19,104,719	1,569,158	(2,033,716)	18,640,161	185,842,410	7,435,590	(592,808)	2,703,951
Schwab Variable Share Price Money Fund, Ultra Shares	24,004,500	271,203	(1,499,700)	22,776,003	22,782,836	2,414	(152)	271,104
Total					$534,226,105	$15,603,856	$156,910	$19,031,702
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

30
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$534,226,105	$—	$—	$534,226,105
Short-Term Investment[1]	—	4,552,721	—	4,552,721
Total	$534,226,105	$4,552,721	$—	$538,778,826
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
31
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $387,549,135)		$534,226,105
Investments in unaffiliated issuers, at value (cost $4,552,721)		4,552,721
Receivables:
Investments sold		1,460,000
Fund shares sold		801,601
Dividends		481,626
Interest		226
Prepaid expenses	+	14,821
Total assets		541,537,100
Liabilities
Payables:
Investments bought		3,107,763
Investment adviser and administrator fees		56,959
Shareholder service fees		105,494
Fund shares redeemed		205,498
Accrued expenses	+	40,799
Total liabilities		3,516,513
Net Assets
Total assets		541,537,100
Total liabilities	–	3,516,513
Net assets		$538,020,587
Net Assets by Source
Capital received from investors		384,369,072
Total distributable earnings		153,651,515

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$538,020,587		29,645,923		$18.15

32
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$9,593,264
Interest	+	22,198
Total investment income		9,615,462
Expenses
Investment adviser and administrator fees		333,766
Shareholder service fees		617,721
Shareholder reports		17,323
Registration fees		17,076
Professional fees		13,791
Portfolio accounting fees		9,748
Transfer agent fees		6,112
Independent trustees’ fees		4,843
Custodian fees		901
Other expenses	+	4,407
Total expenses		1,025,688
Expense reduction by CSIM and its affiliates	–	6,112
Net expenses	–	1,019,576
Net investment income		8,595,886
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		9,438,438
Net realized gains on sales of affiliated underlying funds	+	156,910
Net realized gains		9,595,348
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	15,603,856
Net realized and unrealized gains		25,199,204
Increase in net assets resulting from operations		$33,795,090
33
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$8,595,886	$9,648,629
Net realized gains		9,595,348	22,266,767
Net change in unrealized appreciation (depreciation)	+	15,603,856	(28,789,389)
Increase in net assets from operations		33,795,090	3,126,007
Distributions to Shareholders
Total distributions		($32,704,957)	($28,242,157)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,688,706	$46,798,038	4,005,169	$75,494,664
Shares reinvested		1,824,301	29,754,346	1,397,751	26,012,148
Shares redeemed	+	(3,091,947)	(54,322,962)	(6,003,515)	(112,809,619)
Net transactions in fund shares		1,421,060	$22,229,422	(600,595)	($11,302,807)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,224,863	$514,701,032	28,825,458	$551,119,989
Total increase or decrease	+	1,421,060	23,319,555	(600,595)	(36,418,957)
End of period		29,645,923	$538,020,587	28,224,863	$514,701,032
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Schwab MarketTrack Conservative Portfolio
Financial Statements
Financial Highlights
	11/1/18– 4/30/19*	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$15.63	$16.27	$15.31	$15.94	$16.00	$15.34
Income (loss) from investment operations:
Net investment income (loss)	0.24 [1]	0.31 [1]	0.27 [1]	0.24 [1]	0.25 [1]	0.23
Net realized and unrealized gains (losses)	0.66	(0.38)	1.09	0.30	(0.05)	0.67
Total from investment operations	0.90	(0.07)	1.36	0.54	0.20	0.90
Less distributions:
Distributions from net investment income	(0.26)	(0.32)	(0.28)	(0.27)	(0.26)	(0.24)
Distributions from net realized gains	(0.37)	(0.25)	(0.12)	(0.90)	—	—
Total distributions	(0.63)	(0.57)	(0.40)	(1.17)	(0.26)	(0.24)
Net asset value at end of period	$15.90	$15.63	$16.27	$15.31	$15.94	$16.00
Total return	6.08% [2]	(0.49%)	9.07%	3.68%	1.23%	5.95%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.42% [4]	0.41%	0.42%	0.43%	0.43% [5]	0.50%
Gross operating expenses[3]	0.42% [4]	0.41%	0.42%	0.44%	0.44% [5]	0.54%
Net investment income (loss)	3.17% [4]	1.93%	1.71%	1.61%	1.54%	1.43%
Portfolio turnover rate	23% [2]	9%	74% [6]	10%	24% [7]	9%
Net assets, end of period (x 1,000,000)	$250	$239	$251	$238	$228	$223

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 23% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
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Schwab MarketTrack Conservative Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

Equity Funds 40.5%
International 10.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	455,960	4,140,120
Schwab Fundamental International Large Company Index Fund	590,215	5,235,208
Schwab Fundamental International Small Company Index Fund	334,489	4,164,391
Schwab International Index Fund	592,518	11,779,259
		25,318,978
Large-Cap 20.3%
Schwab Fundamental US Large Company Index Fund	915,780	15,513,311
Schwab S&P 500 Index Fund	779,690	35,319,968
		50,833,279
Small-Cap 10.1%
Schwab Fundamental US Small Company Index Fund	539,653	7,463,403
Schwab Small-Cap Index Fund	607,826	17,718,116
		25,181,519
		101,333,776

Security	Number of Shares	Value ($)
Fixed-Income Fund 54.5%
Intermediate-Term Bond 54.5%
Schwab U.S. Aggregate Bond Index Fund	13,678,321	136,372,858

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.43% (a)	10,654,782	10,657,979
Total Affiliated Underlying Funds
(Cost $201,655,486)		248,364,613
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
BNP Paribas
1.80%, 05/01/19 (b)	1,479,658	1,479,658
Total Short-Term Investment
(Cost $1,479,658)		1,479,658
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/19	Market Value at 04/30/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	477,378	51,967	(73,385)	455,960	$4,140,120	$233,941	$6,367	$114,360
Schwab Fundamental International Large Company Index Fund	522,044	163,004	(94,833)	590,215	5,235,208	160,955	(28,129)	161,816
Schwab Fundamental International Small Company Index Fund	299,478	95,092	(60,081)	334,489	4,164,391	12,935	(59,140)	216,212
Schwab Fundamental US Large Company Index Fund	813,992	255,312	(153,524)	915,780	15,513,311	(160,733)	(93,231)	1,280,828
Schwab Fundamental US Small Company Index Fund	487,427	190,457	(138,231)	539,653	7,463,403	(173,542)	(124,323)	737,840
Schwab International Index Fund	588,443	140,594	(136,519)	592,518	11,779,259	584,140	(11,367)	341,072
Schwab S&P 500 Index Fund	796,841	239,202	(256,353)	779,690	35,319,968	2,277,098	244,973	906,876
Schwab Small-Cap Index Fund	539,230	238,668	(170,072)	607,826	17,718,116	(170,071)	(293,300)	1,625,764
Schwab U.S. Aggregate Bond Index Fund	13,747,625	2,149,925	(2,219,229)	13,678,321	136,372,858	5,983,081	(797,497)	2,039,939
Schwab Variable Share Price Money Fund, Ultra Shares	11,126,324	11,026,159	(11,497,701)	10,654,782	10,657,979	303	755	128,397
Total					$248,364,613	$8,748,107	($1,154,892)	$7,553,104
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab MarketTrack Conservative Portfolio
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$248,364,613	$—	$—	$248,364,613
Short-Term Investment[1]	—	1,479,658	—	1,479,658
Total	$248,364,613	$1,479,658	$—	$249,844,271
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $201,655,486)		$248,364,613
Investments in unaffiliated issuers, at value (cost $1,479,658)		1,479,658
Receivables:
Investments sold		360,000
Dividends		351,816
Fund shares sold		255,795
Interest		74
Prepaid expenses	+	11,506
Total assets		250,823,462
Liabilities
Payables:
Investments bought		340,770
Investment adviser and administrator fees		26,561
Shareholder service fees		49,930
Fund shares redeemed		239,977
Accrued expenses	+	32,731
Total liabilities		689,969
Net Assets
Total assets		250,823,462
Total liabilities	–	689,969
Net assets		$250,133,493
Net Assets by Source
Capital received from investors		203,008,698
Total distributable earnings		47,124,795

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$250,133,493		15,728,934		$15.90

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Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2018 through April 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,385,965
Interest	+	11,229
Total investment income		4,397,194
Expenses
Investment adviser and administrator fees		159,542
Shareholder service fees		300,119
Professional fees		13,272
Registration fees		13,207
Portfolio accounting fees		8,092
Shareholder reports		7,780
Independent trustees’ fees		4,184
Transfer agent fees		3,052
Custodian fees		1,791
Other expenses	+	2,821
Total expenses		513,860
Expense reduction by CSIM and its affiliates	–	3,052
Net expenses	–	510,808
Net investment income		3,886,386
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		3,167,139
Net realized losses on sales of affiliated underlying funds	+	(1,154,892)
Net realized gains		2,012,247
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	8,748,107
Net realized and unrealized gains		10,760,354
Increase in net assets resulting from operations		$14,646,740
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Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/18-4/30/19		11/1/17-10/31/18
Net investment income		$3,886,386	$4,805,149
Net realized gains		2,012,247	6,096,291
Net change in unrealized appreciation (depreciation)	+	8,748,107	(11,849,125)
Increase (decrease) in net assets from operations		14,646,740	(947,685)
Distributions to Shareholders
Total distributions		($10,246,446)	($8,820,697)

Transactions in Fund Shares
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,748,336	$58,204,359	2,934,247	$47,195,181
Shares reinvested		617,516	9,135,067	488,168	7,849,293
Shares redeemed	+	(3,933,854)	(60,674,471)	(3,570,193)	(57,467,990)
Net transactions in fund shares		431,998	$6,664,955	(147,778)	($2,423,516)
Shares Outstanding and Net Assets
		11/1/18-4/30/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,296,936	$239,068,244	15,444,714	$251,260,142
Total increase or decrease	+	431,998	11,065,249	(147,778)	(12,191,898)
End of period		15,728,934	$250,133,493	15,296,936	$239,068,244
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Schwab MarketTrack Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab MarketTrack All Equity Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2055 Fund
Schwab S&P 500 Index Fund	Schwab Target 2060 Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
The Schwab MarketTrack Portfolios are primarily “funds of funds.” Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (ETFs) and cash equivalents, including money market securities, to achieve their investment objectives.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance, expenses and risks of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the underlying fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Fundamental Index Risk. The Fundamental Index methodology selects and weights stocks according to fundamental measures of company size: adjusted sales, retained operating cash flow, and dividends plus buybacks. During a period when securities of companies selected by these measures fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk and market risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause an underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Credit Risk. An underlying fund may be subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates could cause the fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose the underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the underlying fund’s portfolio securities. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Sampling Index Tracking Risk. To the extent an underlying fund uses a sampling method, the underlying fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the underlying fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM, (together, service providers), of certain shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2019, each Schwab MarketTrack Portfolio’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Schwab Fundamental Emerging Markets Large Company Index Fund	5.3%	4.3%	2.1%	0.6%
Schwab Fundamental International Large Company Index Fund	2.9%	2.3%	1.1%	0.4%
Schwab Fundamental International Small Company Index Fund	4.1%	3.2%	1.7%	0.5%
Schwab Fundamental US Large Company Index Fund	1.9%	2.0%	1.0%	0.3%
Schwab Fundamental US Small Company Index Fund	2.9%	2.8%	1.4%	0.4%
Schwab International Index Fund	1.9%	1.6%	0.8%	0.2%
Schwab S&P 500 Index Fund	0.6%	0.6%	0.3%	0.1%
Schwab Small-Cap Index Fund	2.8%	2.7%	1.3%	0.4%
Schwab U.S. Aggregate Bond Index Fund	—%	4.7%	7.3%	5.4%
Schwab Variable Share Price Money Fund, Ultra Shares	—%	0.8%	0.5%	0.2%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab MarketTrack All Equity Portfolio	$37,306,914	$19,934,000
Schwab MarketTrack Growth Portfolio	53,404,079	44,540,000
Schwab MarketTrack Balanced Portfolio	46,372,241	40,960,000
Schwab MarketTrack Conservative Portfolio	59,928,357	57,485,000
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Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of April 30, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Tax cost	$456,609,770	$526,317,896	$395,702,949	$205,804,945
Gross unrealized appreciation	$236,645,298	$292,987,414	$144,213,026	$44,156,374
Gross unrealized depreciation	—	(799,727)	(1,137,149)	(117,048)
Net unrealized appreciation (depreciation)	$236,645,298	$292,187,687	$143,075,877	$44,039,326
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2019. The tax-basis components of distributions paid during the year ended October 31, 2018 were as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Ordinary income	$12,462,529	$14,646,230	$10,354,405	$5,603,095
Long-term capital gains	10,650,889	23,743,714	17,887,752	3,217,602
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab MarketTrack Portfolios
Glossary

All Equity Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014, the index is composed of 31.33% S&P 500 Index, 17.33% Russell 2000 Index, 13.50% Russell RAFI US Large Company Index, 7.50% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6% Russell RAFI Developed ex US Large Company Index (Net), 5% Russell RAFI Developed ex US Small Company Index (Net), 5% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). The components that make up the composite may vary over time.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014 the Balanced Composite Index is composed of 21% S&P 500 Index, 10.50% Russell 2000 Index, 9% Russell RAFI US Large Company Index, 4.50% Russell RAFI US Small Company Index, 7% MSCI EAFE Index (Net), 3% Russell RAFI Developed ex US Large Company Index (Net), 2.50% Russell RAFI Developed ex US Small Company Index (Net), 2.50% Russell RAFI Emerging Markets Large Company Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014, the index is calculated using the following portion allocations: 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell RAFI US Large Company Index, 3.0% Russell RAFI US Small Company Index, 4.6% MSCI EAFE Index (Net), 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.7% Russell RAFI Developed ex US Small Company Index (Net), 1.7% Russell RAFI Emerging Markets Large Company Index (Net), 55.0% Bloomberg Barclays US Aggregate Bond Index, and 5.0% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014 the Growth Composite Index is composed of 28% S&P 500 Index, 14% Russell 2000 Index, 12% Russell RAFI US Large Company Index, 6% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The RAFI US Large Company includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The RAFI US Small Company index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13559-22
00230106

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the condensed portfolio holdings are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.5%
Aptiv plc	407,285	34,904,325
BorgWarner, Inc.	327,994	13,700,309
Ford Motor Co.	6,119,648	63,950,322
General Motors Co.	2,041,670	79,523,046
Harley-Davidson, Inc.	253,351	9,432,258
		201,510,260

Banks 5.7%
Bank of America Corp.	14,043,116	429,438,487
BB&T Corp.	1,196,241	61,247,539
Citigroup, Inc.	3,676,744	259,945,801
Citizens Financial Group, Inc.	719,660	26,051,692
Comerica, Inc.	248,104	19,498,493
Fifth Third Bancorp	1,208,852	34,839,115
First Republic Bank	258,771	27,331,393
Huntington Bancshares, Inc.	1,636,968	22,786,595
JPMorgan Chase & Co.	5,118,002	593,944,132
KeyCorp	1,587,167	27,854,781
M&T Bank Corp.	216,203	36,769,644
People's United Financial, Inc.	613,125	10,600,931
Regions Financial Corp.	1,582,063	24,569,439
SunTrust Banks, Inc.	690,612	45,221,274
SVB Financial Group *	81,638	20,549,917
The PNC Financial Services Group, Inc.	708,658	97,036,540
U.S. Bancorp	2,355,694	125,605,604
Wells Fargo & Co.	6,399,992	309,823,613
Zions Bancorp NA	292,798	14,443,725
		2,187,558,715

Capital Goods 6.7%
3M Co.	899,215	170,410,235
A.O. Smith Corp.	218,924	11,508,835
Allegion plc	145,811	14,468,826
AMETEK, Inc.	356,825	31,461,260
Arconic, Inc.	628,815	13,506,946
Caterpillar, Inc.	898,196	125,226,486
Cummins, Inc.	225,253	37,457,321
Deere & Co.	497,232	82,356,536
Dover Corp.	227,049	22,259,884
Eaton Corp. plc	663,536	54,954,051
Emerson Electric Co.	961,616	68,265,120
Fastenal Co.	445,863	31,455,635
Flowserve Corp.	203,421	9,973,732
Fluor Corp.	218,021	8,661,974
Fortive Corp.	460,114	39,726,243
Fortune Brands Home & Security, Inc.	217,200	11,463,816
General Dynamics Corp.	423,070	75,611,070
General Electric Co.	13,616,331	138,478,086
Harris Corp.	185,518	31,259,783
Honeywell International, Inc.	1,140,223	197,976,919
Huntington Ingalls Industries, Inc.	64,329	14,318,349
Illinois Tool Works, Inc.	471,747	73,417,986
Ingersoll-Rand plc	379,371	46,514,678
Jacobs Engineering Group, Inc.	184,703	14,395,752
Security	Number of Shares	Value ($)
Johnson Controls International plc	1,422,122	53,329,575
L3 Technologies, Inc.	124,796	27,277,910
Lockheed Martin Corp.	384,918	128,304,717
Masco Corp.	457,098	17,854,248
Northrop Grumman Corp.	264,827	76,775,996
PACCAR, Inc.	542,047	38,848,508
Parker-Hannifin Corp.	202,582	36,683,549
Pentair plc	247,801	9,661,761
Quanta Services, Inc.	224,116	9,099,110
Raytheon Co.	442,021	78,498,509
Rockwell Automation, Inc.	187,365	33,858,729
Roper Technologies, Inc.	162,078	58,299,457
Snap-on, Inc.	86,648	14,581,125
Stanley Black & Decker, Inc.	237,163	34,768,096
Textron, Inc.	365,433	19,367,949
The Boeing Co.	821,372	310,223,991
TransDigm Group, Inc. *	76,425	36,876,591
United Rentals, Inc. *	124,172	17,498,318
United Technologies Corp.	1,266,497	180,615,137
W.W. Grainger, Inc.	70,063	19,757,766
Wabtec Corp.	217,331	16,097,707
Xylem, Inc.	282,231	23,538,065
		2,566,946,337

Commercial & Professional Services 0.7%
Cintas Corp.	132,781	28,832,066
Copart, Inc. *	314,600	21,178,872
Equifax, Inc.	188,220	23,706,309
IHS Markit Ltd. *	564,178	32,304,832
Nielsen Holdings plc	559,325	14,279,567
Republic Services, Inc.	333,280	27,602,250
Robert Half International, Inc.	185,042	11,489,258
Rollins, Inc.	234,760	9,078,169
Verisk Analytics, Inc.	256,402	36,188,578
Waste Management, Inc.	609,196	65,391,099
		270,051,000

Consumer Durables & Apparel 1.1%
Capri Holdings Ltd. *	238,940	10,532,475
D.R. Horton, Inc.	531,699	23,559,583
Garmin Ltd.	189,999	16,290,514
Hanesbrands, Inc.	559,275	10,106,099
Hasbro, Inc.	179,475	18,281,323
Leggett & Platt, Inc.	207,237	8,156,848
Lennar Corp., Class A	447,584	23,287,796
Mattel, Inc. *	538,671	6,566,399
Mohawk Industries, Inc. *	96,759	13,183,414
Newell Brands, Inc.	604,050	8,686,239
NIKE, Inc., Class B	1,968,908	172,929,190
PulteGroup, Inc.	401,926	12,644,592
PVH Corp.	120,039	15,483,831
Ralph Lauren Corp.	83,426	10,977,193
Tapestry, Inc.	453,028	14,619,214
Under Armour, Inc., Class A *	301,776	6,968,008
Under Armour, Inc., Class C *	286,892	5,944,402

1
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VF Corp.	505,050	47,681,770
Whirlpool Corp.	99,012	13,744,846
		439,643,736

Consumer Services 1.9%
Carnival Corp.	626,533	34,371,600
Chipotle Mexican Grill, Inc. *	38,024	26,162,033
Darden Restaurants, Inc.	191,954	22,573,790
H&R Block, Inc.	320,597	8,723,444
Hilton Worldwide Holdings, Inc.	457,148	39,767,305
Marriott International, Inc., Class A	440,344	60,071,729
McDonald's Corp.	1,196,780	236,447,825
MGM Resorts International	791,534	21,078,550
Norwegian Cruise Line Holdings Ltd. *	338,002	19,059,933
Royal Caribbean Cruises Ltd.	267,497	32,351,087
Starbucks Corp.	1,945,485	151,125,275
Wynn Resorts Ltd.	150,373	21,721,380
Yum! Brands, Inc.	480,711	50,181,421
		723,635,372

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	80,700	8,951,244
American Express Co.	1,079,462	126,545,330
Ameriprise Financial, Inc.	210,686	30,922,384
Berkshire Hathaway, Inc., Class B *	3,039,609	658,713,666
BlackRock, Inc.	190,033	92,211,613
Capital One Financial Corp.	733,305	68,072,703
Cboe Global Markets, Inc.	177,352	18,020,737
CME Group, Inc.	559,436	100,083,100
Discover Financial Services	515,104	41,975,825
E*TRADE Financial Corp.	383,028	19,404,198
Franklin Resources, Inc.	461,424	15,960,656
Intercontinental Exchange, Inc.	889,368	72,350,087
Invesco Ltd.	627,020	13,775,629
Jefferies Financial Group, Inc.	409,551	8,424,464
Moody's Corp.	259,660	51,054,349
Morgan Stanley	2,034,470	98,163,178
MSCI, Inc.	131,177	29,564,672
Nasdaq, Inc.	180,931	16,681,838
Northern Trust Corp.	339,736	33,480,983
Raymond James Financial, Inc.	197,333	18,069,783
S&P Global, Inc.	389,637	85,977,300
State Street Corp.	591,765	40,038,820
Synchrony Financial	1,026,998	35,606,021
T. Rowe Price Group, Inc.	369,411	39,711,683
The Bank of New York Mellon Corp.	1,370,578	68,062,904
The Charles Schwab Corp. (a)	1,843,741	84,406,463
The Goldman Sachs Group, Inc.	536,117	110,397,213
		1,986,626,843

Energy 5.2%
Anadarko Petroleum Corp.	783,438	57,073,458
Apache Corp.	585,488	19,268,410
Baker Hughes, a GE Co.	800,827	19,235,865
Cabot Oil & Gas Corp.	665,522	17,230,365
Chevron Corp.	2,969,586	356,528,495
Cimarex Energy Co.	158,781	10,901,904
Concho Resources, Inc.	313,583	36,181,207
ConocoPhillips	1,773,128	111,919,839
Devon Energy Corp.	681,474	21,902,574
Diamondback Energy, Inc.	240,580	25,595,306
EOG Resources, Inc.	907,510	87,166,336
Exxon Mobil Corp.	6,622,029	531,616,488
Halliburton Co.	1,366,923	38,724,929
Helmerich & Payne, Inc.	173,747	10,167,674
Security	Number of Shares	Value ($)
Hess Corp.	400,411	25,674,353
HollyFrontier Corp.	244,100	11,650,893
Kinder Morgan, Inc.	3,051,878	60,640,816
Marathon Oil Corp.	1,278,325	21,782,658
Marathon Petroleum Corp.	1,050,153	63,922,813
National Oilwell Varco, Inc.	600,624	15,700,311
Noble Energy, Inc.	754,234	20,409,572
Occidental Petroleum Corp.	1,174,052	69,128,182
ONEOK, Inc.	644,477	43,779,323
Phillips 66	657,396	61,972,721
Pioneer Natural Resources Co.	262,954	43,771,323
Schlumberger Ltd.	2,163,583	92,341,722
TechnipFMC plc	666,241	16,382,866
The Williams Cos., Inc.	1,887,840	53,482,507
Valero Energy Corp.	651,383	59,054,383
		2,003,207,293

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	688,928	169,152,492
Sysco Corp.	735,743	51,774,235
The Kroger Co.	1,244,877	32,092,929
Walgreens Boots Alliance, Inc.	1,250,315	66,979,375
Walmart, Inc.	2,225,530	228,873,505
		548,872,536

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	2,930,315	159,204,014
Archer-Daniels-Midland Co.	876,796	39,105,102
Brown-Forman Corp., Class B	257,630	13,729,103
Campbell Soup Co.	299,434	11,585,101
ConAgra Brands, Inc.	759,770	23,385,721
Constellation Brands, Inc., Class A	260,774	55,198,033
General Mills, Inc.	934,587	48,103,193
Hormel Foods Corp.	426,861	17,048,828
Kellogg Co.	392,190	23,649,057
Lamb Weston Holdings, Inc.	229,955	16,108,348
McCormick & Co., Inc. - Non Voting Shares	192,130	29,582,256
Molson Coors Brewing Co., Class B	294,199	18,884,634
Mondelez International, Inc., Class A	2,260,044	114,923,237
Monster Beverage Corp. *	611,616	36,452,314
PepsiCo, Inc.	2,195,501	281,133,903
Philip Morris International, Inc.	2,429,831	210,326,171
The Coca-Cola Co.	6,014,582	295,075,393
The Hershey Co.	217,382	27,140,143
The JM Smucker Co.	178,140	21,845,308
The Kraft Heinz Co.	973,069	32,344,813
Tyson Foods, Inc., Class A	460,137	34,514,876
		1,509,339,548

Health Care Equipment & Services 5.9%
Abbott Laboratories	2,746,714	218,528,566
ABIOMED, Inc. *	70,022	19,424,803
Align Technology, Inc. *	113,726	36,924,558
AmerisourceBergen Corp.	243,901	18,234,039
Anthem, Inc.	402,038	105,748,055
Baxter International, Inc.	744,366	56,795,126
Becton, Dickinson & Co.	420,078	101,129,578
Boston Scientific Corp. *	2,170,728	80,577,423
Cardinal Health, Inc.	465,761	22,687,218
Centene Corp. *	645,569	33,285,538
Cerner Corp. *	506,848	33,680,050
Cigna Corp. *	594,874	94,489,786
CVS Health Corp.	2,029,508	110,364,645
Danaher Corp.	982,765	130,157,397

2
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DaVita, Inc. *	199,413	11,015,574
DENTSPLY SIRONA, Inc.	347,034	17,743,849
Edwards Lifesciences Corp. *	325,324	57,279,797
HCA Healthcare, Inc.	415,835	52,906,687
Henry Schein, Inc. *	235,266	15,071,140
Hologic, Inc. *	419,355	19,449,685
Humana, Inc.	212,491	54,272,326
IDEXX Laboratories, Inc. *	134,292	31,155,744
Intuitive Surgical, Inc. *	179,219	91,514,598
Laboratory Corp. of America Holdings *	153,064	24,477,995
McKesson Corp.	300,199	35,798,731
Medtronic plc	2,097,556	186,283,948
Quest Diagnostics, Inc.	208,314	20,077,303
ResMed, Inc.	224,620	23,475,036
Stryker Corp.	482,664	91,180,056
Teleflex, Inc.	71,874	20,568,901
The Cooper Cos., Inc.	76,520	22,184,678
UnitedHealth Group, Inc.	1,500,357	349,688,206
Universal Health Services, Inc., Class B	130,414	16,545,624
Varian Medical Systems, Inc. *	142,171	19,359,425
WellCare Health Plans, Inc. *	78,276	20,222,605
Zimmer Biomet Holdings, Inc.	318,115	39,179,043
		2,281,477,733

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	384,221	28,797,364
Colgate-Palmolive Co.	1,345,680	97,952,047
Coty, Inc., Class A (b)	697,648	7,548,551
Kimberly-Clark Corp.	539,168	69,218,388
The Clorox Co.	199,309	31,835,627
The Estee Lauder Cos., Inc., Class A	340,515	58,503,882
The Procter & Gamble Co.	3,910,382	416,377,475
		710,233,334

Insurance 2.4%
Aflac, Inc.	1,170,706	58,980,168
American International Group, Inc.	1,357,067	64,555,677
Aon plc	376,351	67,795,869
Arthur J. Gallagher & Co.	285,949	23,911,055
Assurant, Inc.	95,251	9,048,845
Chubb Ltd.	717,961	104,247,937
Cincinnati Financial Corp.	235,362	22,637,117
Everest Re Group Ltd.	62,846	14,800,233
Lincoln National Corp.	317,777	21,202,082
Loews Corp.	432,166	22,165,794
Marsh & McLennan Cos., Inc.	791,651	74,644,773
MetLife, Inc.	1,493,957	68,916,236
Principal Financial Group, Inc.	404,520	23,122,363
Prudential Financial, Inc.	639,174	67,567,084
The Allstate Corp.	520,407	51,551,517
The Hartford Financial Services Group, Inc.	559,203	29,251,909
The Progressive Corp.	915,098	71,514,909
The Travelers Cos., Inc.	410,526	59,013,113
Torchmark Corp.	157,794	13,832,222
Unum Group	337,415	12,457,362
Willis Towers Watson plc	202,366	37,304,149
		918,520,414

Materials 2.7%
Air Products & Chemicals, Inc.	343,789	70,748,338
Albemarle Corp.	163,453	12,268,782
Avery Dennison Corp.	130,526	14,442,702
Ball Corp.	524,531	31,440,388
Celanese Corp.	199,428	21,516,287
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	351,018	15,718,586
Dow, Inc. *	1,172,355	66,507,699
DowDuPont, Inc.	3,528,133	135,656,714
Eastman Chemical Co.	219,489	17,313,292
Ecolab, Inc.	395,026	72,716,386
FMC Corp.	211,043	16,685,060
Freeport-McMoRan, Inc.	2,269,365	27,935,883
International Flavors & Fragrances, Inc.	157,727	21,733,204
International Paper Co.	622,771	29,151,911
Linde plc	861,631	155,317,604
LyondellBasell Industries N.V., Class A	476,018	41,999,068
Martin Marietta Materials, Inc.	97,727	21,685,621
Newmont Mining Corp.	1,276,936	39,661,632
Nucor Corp.	479,023	27,337,843
Packaging Corp. of America	148,727	14,747,769
PPG Industries, Inc.	367,946	43,233,655
Sealed Air Corp.	246,976	11,514,021
The Mosaic Co.	554,270	14,471,990
The Sherwin-Williams Co.	127,863	58,155,928
Vulcan Materials Co.	205,238	25,882,564
WestRock Co.	397,022	15,237,705
		1,023,080,632

Media & Entertainment 8.4%
Activision Blizzard, Inc.	1,191,194	57,427,463
Alphabet, Inc., Class A *	468,088	561,218,789
Alphabet, Inc., Class C *	480,360	570,898,253
CBS Corp., Class B - Non Voting Shares	544,923	27,938,202
Charter Communications, Inc., Class A *	271,593	100,812,606
Comcast Corp., Class A	7,060,172	307,329,287
Discovery, Inc., Class A *	245,778	7,594,540
Discovery, Inc., Class C *	560,065	16,107,469
DISH Network Corp., Class A *	362,653	12,736,373
Electronic Arts, Inc. *	467,937	44,290,237
Facebook, Inc., Class A *	3,729,248	721,236,563
Fox Corp., Class A *	546,854	21,321,838
Fox Corp., Class B *	253,053	9,742,541
Netflix, Inc. *	682,709	252,970,993
News Corp., Class A	592,632	7,360,490
News Corp., Class B	205,200	2,562,948
Omnicom Group, Inc.	349,542	27,973,846
Take-Two Interactive Software, Inc. *	176,645	17,104,535
The Interpublic Group of Cos., Inc.	605,365	13,923,395
The Walt Disney Co.	2,729,758	373,894,953
TripAdvisor, Inc. *	158,917	8,459,152
Twitter, Inc. *	1,138,874	45,452,461
Viacom, Inc., Class B	547,423	15,825,999
		3,224,182,933

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	2,306,422	183,106,843
Agilent Technologies, Inc.	494,360	38,807,260
Alexion Pharmaceuticals, Inc. *	349,982	47,643,050
Allergan plc	487,552	71,670,144
Amgen, Inc.	973,104	174,497,009
Biogen, Inc. *	307,385	70,464,937
Bristol-Myers Squibb Co.	2,556,060	118,677,866
Celgene Corp. *	1,098,625	103,995,843
Eli Lilly & Co.	1,350,562	158,069,777
Gilead Sciences, Inc.	1,995,948	129,816,458
Illumina, Inc. *	229,357	71,559,384
Incyte Corp. *	275,747	21,177,370
IQVIA Holdings, Inc. *	246,946	34,300,799
Johnson & Johnson	4,162,672	587,769,286
Merck & Co., Inc.	4,034,058	317,520,705
Mettler-Toledo International, Inc. *	38,947	29,025,641

3
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mylan N.V. *	805,993	21,753,751
Nektar Therapeutics *	276,872	8,865,441
PerkinElmer, Inc.	171,310	16,418,350
Perrigo Co., plc	199,112	9,541,447
Pfizer, Inc.	8,678,781	352,445,296
Regeneron Pharmaceuticals, Inc. *	122,581	42,062,444
Thermo Fisher Scientific, Inc.	629,668	174,701,387
Vertex Pharmaceuticals, Inc. *	398,706	67,373,340
Waters Corp. *	111,401	23,788,570
Zoetis, Inc.	749,406	76,319,507
		2,951,371,905

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	174,706	24,876,387
American Tower Corp.	689,617	134,682,200
Apartment Investment & Management Co., Class A	246,026	12,143,843
AvalonBay Communities, Inc.	216,978	43,597,390
Boston Properties, Inc.	242,350	33,352,207
CBRE Group, Inc., Class A *	489,684	25,497,846
Crown Castle International Corp.	648,692	81,592,480
Digital Realty Trust, Inc.	324,758	38,227,264
Duke Realty Corp.	561,673	17,479,264
Equinix, Inc.	129,989	59,105,998
Equity Residential	577,617	44,141,491
Essex Property Trust, Inc.	102,181	28,866,133
Extra Space Storage, Inc.	198,551	20,587,753
Federal Realty Investment Trust	116,170	15,549,355
HCP, Inc.	749,080	22,307,602
Host Hotels & Resorts, Inc.	1,155,683	22,235,341
Iron Mountain, Inc.	449,001	14,583,552
Kimco Realty Corp.	668,690	11,628,519
Mid-America Apartment Communities, Inc.	178,281	19,505,724
Prologis, Inc.	985,134	75,530,224
Public Storage	234,979	51,972,655
Realty Income Corp.	471,428	33,004,674
Regency Centers Corp.	263,495	17,698,959
SBA Communications Corp. *	175,472	35,748,911
Simon Property Group, Inc.	481,761	83,681,886
SL Green Realty Corp.	131,590	11,624,661
The Macerich Co.	167,679	6,730,635
UDR, Inc.	424,697	19,090,130
Ventas, Inc.	559,329	34,180,595
Vornado Realty Trust	273,268	18,893,750
Welltower, Inc.	604,920	45,084,688
Weyerhaeuser Co.	1,169,598	31,345,226
		1,134,547,343

Retailing 6.7%
Advance Auto Parts, Inc.	112,678	18,740,605
Amazon.com, Inc. *	645,033	1,242,668,975
AutoZone, Inc. *	38,911	40,012,570
Best Buy Co., Inc.	365,418	27,190,753
Booking Holdings, Inc. *	70,449	130,682,191
CarMax, Inc. *	264,228	20,572,792
Dollar General Corp.	411,851	51,930,293
Dollar Tree, Inc. *	372,934	41,500,096
eBay, Inc.	1,342,729	52,030,749
Expedia Group, Inc.	181,909	23,619,065
Foot Locker, Inc.	176,800	10,114,728
Genuine Parts Co.	227,094	23,286,219
Kohl's Corp.	260,064	18,490,550
L Brands, Inc.	352,628	9,041,382
LKQ Corp. *	496,629	14,948,533
Lowe's Cos., Inc.	1,253,169	141,783,541
Security	Number of Shares	Value ($)
Macy's, Inc.	474,659	11,173,473
Nordstrom, Inc.	167,165	6,857,108
O'Reilly Automotive, Inc. *	122,726	46,460,382
Ross Stores, Inc.	578,788	56,524,436
Target Corp.	813,650	62,992,783
The Gap, Inc.	332,179	8,663,228
The Home Depot, Inc.	1,766,404	359,816,495
The TJX Cos., Inc.	1,932,233	106,040,947
Tiffany & Co.	169,848	18,313,011
Tractor Supply Co.	190,933	19,761,565
Ulta Salon, Cosmetics & Fragrance, Inc. *	87,900	30,675,342
		2,593,891,812

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,371,991	37,908,111
Analog Devices, Inc.	576,696	67,035,143
Applied Materials, Inc.	1,481,591	65,293,715
Broadcom, Inc.	619,181	197,147,230
Intel Corp.	7,029,443	358,782,771
KLA-Tencor Corp.	258,683	32,976,909
Lam Research Corp.	238,414	49,454,216
Maxim Integrated Products, Inc.	429,853	25,791,180
Microchip Technology, Inc.	369,576	36,916,947
Micron Technology, Inc. *	1,748,437	73,539,260
NVIDIA Corp.	947,534	171,503,654
Qorvo, Inc. *	193,158	14,604,676
QUALCOMM, Inc.	1,892,962	163,040,817
Skyworks Solutions, Inc.	272,632	24,040,690
Texas Instruments, Inc.	1,466,820	172,835,401
Xilinx, Inc.	396,482	47,633,348
		1,538,504,068

Software & Services 11.8%
Accenture plc, Class A	997,421	182,198,894
Adobe, Inc. *	762,452	220,539,241
Akamai Technologies, Inc. *	255,369	20,444,842
Alliance Data Systems Corp.	71,700	11,479,170
ANSYS, Inc. *	132,086	25,862,439
Autodesk, Inc. *	341,707	60,895,604
Automatic Data Processing, Inc.	680,967	111,944,165
Broadridge Financial Solutions, Inc.	180,196	21,286,554
Cadence Design Systems, Inc. *	439,780	30,511,936
Citrix Systems, Inc.	196,646	19,853,380
Cognizant Technology Solutions Corp., Class A	897,417	65,475,544
DXC Technology Co.	420,559	27,647,549
Fidelity National Information Services, Inc.	504,522	58,489,235
Fiserv, Inc. *	612,870	53,466,779
FleetCor Technologies, Inc. *	133,473	34,829,779
Fortinet, Inc. *	228,532	21,349,459
Gartner, Inc. *	140,768	22,377,889
Global Payments, Inc.	246,366	35,986,682
International Business Machines Corp.	1,391,153	195,137,031
Intuit, Inc.	405,245	101,740,810
Jack Henry & Associates, Inc.	120,557	17,970,226
Mastercard, Inc., Class A	1,410,982	358,728,064
Microsoft Corp.	11,992,440	1,566,212,664
Oracle Corp.	3,982,164	220,333,134
Paychex, Inc.	501,180	42,254,486
PayPal Holdings, Inc. *	1,834,223	206,845,328
Red Hat, Inc. *	276,818	50,527,590
salesforce.com, Inc. *	1,196,061	197,768,686
Symantec Corp.	998,171	24,165,720
Synopsys, Inc. *	233,456	28,266,853

4
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Western Union Co.	683,883	13,294,686
Total System Services, Inc.	252,871	25,853,531
VeriSign, Inc. *	163,704	32,323,355
Visa, Inc., Class A	2,735,659	449,824,409
		4,555,885,714

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	466,244	46,419,253
Apple, Inc.	7,002,623	1,405,216,358
Arista Networks, Inc. *	81,900	25,576,551
Cisco Systems, Inc.	6,879,205	384,891,520
Corning, Inc.	1,232,953	39,269,553
F5 Networks, Inc. *	93,937	14,738,715
FLIR Systems, Inc.	210,279	11,132,170
Hewlett Packard Enterprise Co.	2,154,443	34,061,744
HP, Inc.	2,393,414	47,748,609
IPG Photonics Corp. *	55,795	9,749,060
Juniper Networks, Inc.	544,995	15,134,511
Keysight Technologies, Inc. *	292,204	25,430,514
Motorola Solutions, Inc.	256,699	37,198,251
NetApp, Inc.	385,463	28,080,980
Seagate Technology plc	402,022	19,425,703
TE Connectivity Ltd.	530,625	50,754,281
Western Digital Corp.	453,729	23,194,627
Xerox Corp.	309,133	10,312,677
		2,228,335,077

Telecommunication Services 1.9%
AT&T, Inc.	11,388,099	352,575,545
CenturyLink, Inc.	1,483,953	16,946,743
Verizon Communications, Inc.	6,458,401	369,355,953
		738,878,241

Transportation 2.1%
Alaska Air Group, Inc.	190,762	11,808,168
American Airlines Group, Inc.	620,847	21,220,550
C.H. Robinson Worldwide, Inc.	212,851	17,240,931
CSX Corp.	1,213,544	96,634,509
Delta Air Lines, Inc.	968,297	56,442,032
Expeditors International of Washington, Inc.	270,690	21,498,200
FedEx Corp.	375,241	71,093,160
JB Hunt Transport Services, Inc.	136,868	12,931,289
Kansas City Southern	156,595	19,283,108
Norfolk Southern Corp.	419,076	85,499,885
Southwest Airlines Co.	777,182	42,146,580
Union Pacific Corp.	1,129,897	200,036,965
United Continental Holdings, Inc. *	351,667	31,249,129
United Parcel Service, Inc., Class B	1,086,835	115,443,614
		802,528,120

Utilities 3.2%
AES Corp.	1,046,140	17,909,917
Alliant Energy Corp.	366,569	17,313,054
Ameren Corp.	381,169	27,737,668
American Electric Power Co., Inc.	769,500	65,830,725
American Water Works Co., Inc.	281,576	30,463,707
Atmos Energy Corp.	182,699	18,697,416
CenterPoint Energy, Inc.	782,138	24,246,278
CMS Energy Corp.	444,078	24,668,533
Consolidated Edison, Inc.	501,309	43,192,783
Dominion Energy, Inc.	1,249,917	97,331,037
DTE Energy Co.	284,526	35,767,763
Duke Energy Corp.	1,138,117	103,705,221
Security	Number of Shares	Value ($)
Edison International	510,521	32,555,924
Entergy Corp.	293,913	28,480,170
Evergy, Inc.	397,768	22,998,946
Eversource Energy	495,193	35,485,530
Exelon Corp.	1,519,772	77,432,383
FirstEnergy Corp.	791,086	33,249,345
NextEra Energy, Inc.	748,248	145,489,341
NiSource, Inc.	586,906	16,304,249
NRG Energy, Inc.	438,384	18,048,269
Pinnacle West Capital Corp.	172,624	16,445,888
PPL Corp.	1,127,010	35,173,982
Public Service Enterprise Group, Inc.	789,271	47,080,015
Sempra Energy	428,186	54,786,399
The Southern Co.	1,615,257	85,963,978
WEC Energy Group, Inc.	492,302	38,611,246
Xcel Energy, Inc.	805,904	45,533,576
		1,240,503,343
Total Common Stock
(Cost $19,402,366,081)		38,379,332,309

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	7,417,454	7,417,454
Total Other Investment Company
(Cost $7,417,454)		7,417,454
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
BNP Paribas
1.80%, 05/01/19 (d)	42,275,468	42,275,468
Total Short-Term Investment
(Cost $42,275,468)		42,275,468

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	695	102,460,375	1,308,493
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,171,117.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

5
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Aptiv plc	79,830	6,841,431
Autoliv, Inc.	26,600	2,087,834
BorgWarner, Inc.	63,892	2,668,769
Ford Motor Co.	1,205,655	12,599,095
General Motors Co.	404,602	15,759,248
Gentex Corp.	80,644	1,857,231
Harley-Davidson, Inc.	50,210	1,869,318
Lear Corp.	19,040	2,722,720
Tesla, Inc. *(a)	42,112	10,051,713
The Goodyear Tire & Rubber Co.	72,416	1,391,112
Thor Industries, Inc.	15,782	1,039,560
		58,888,031

Banks 5.7%
Associated Banc-Corp.	51,800	1,175,342
Bank of America Corp.	2,771,749	84,760,084
Bank OZK	38,527	1,257,907
BankUnited, Inc.	31,300	1,144,954
BB&T Corp.	236,439	12,105,677
BOK Financial Corp.	9,900	862,686
CIT Group, Inc.	30,458	1,622,498
Citigroup, Inc.	725,617	51,301,122
Citizens Financial Group, Inc.	141,260	5,113,612
Comerica, Inc.	48,822	3,836,921
Commerce Bancshares, Inc.	30,467	1,841,121
Cullen/Frost Bankers, Inc.	19,600	1,993,124
East West Bancorp, Inc.	44,100	2,270,268
Essent Group Ltd. *	30,500	1,447,225
F.N.B. Corp.	100,483	1,218,859
Fifth Third Bancorp	238,670	6,878,469
First Citizens BancShares, Inc., Class A	2,700	1,210,275
First Financial Bankshares, Inc.	20,712	1,274,202
First Hawaiian, Inc.	27,700	765,905
First Horizon National Corp.	99,933	1,507,989
First Republic Bank	50,980	5,384,508
Glacier Bancorp, Inc.	26,023	1,108,320
Hancock Whitney Corp.	26,750	1,170,045
Huntington Bancshares, Inc.	324,306	4,514,339
IBERIABANK Corp.	17,679	1,405,480
Investors Bancorp, Inc.	75,440	886,420
JPMorgan Chase & Co.	1,010,255	117,240,093
KeyCorp	311,478	5,466,439
LendingTree, Inc. *	2,300	885,086
M&T Bank Corp.	42,581	7,241,751
MGIC Investment Corp. *	111,600	1,633,824
New York Community Bancorp, Inc.	147,497	1,715,390
PacWest Bancorp	36,753	1,453,581
People's United Financial, Inc.	121,309	2,097,433
Pinnacle Financial Partners, Inc.	22,700	1,318,189
Popular, Inc.	30,388	1,753,691
Prosperity Bancshares, Inc.	20,032	1,475,156
Radian Group, Inc.	65,144	1,525,672
Regions Financial Corp.	312,942	4,859,989
Signature Bank	17,030	2,249,152
Sterling Bancorp	65,230	1,397,227
Security	Number of Shares	Value ($)
SunTrust Banks, Inc.	136,553	8,941,490
SVB Financial Group *	16,200	4,077,864
Synovus Financial Corp.	48,809	1,799,100
TCF Financial Corp.	51,200	1,133,056
TFS Financial Corp.	16,400	272,896
The PNC Financial Services Group, Inc.	139,952	19,163,627
U.S. Bancorp	463,546	24,716,273
UMB Financial Corp.	13,800	964,068
Umpqua Holdings Corp.	67,400	1,170,064
United Bankshares, Inc.	30,849	1,210,515
Valley National Bancorp	102,900	1,078,392
Webster Financial Corp.	28,300	1,503,579
Wells Fargo & Co.	1,263,346	61,158,580
Western Alliance Bancorp *	30,400	1,452,512
Wintrust Financial Corp.	17,428	1,328,014
Zions Bancorp NA	57,068	2,815,164
		483,155,219

Capital Goods 6.8%
3M Co.	177,604	33,657,734
A.O. Smith Corp.	44,100	2,318,337
Acuity Brands, Inc.	12,500	1,829,125
AECOM *	47,300	1,603,470
AGCO Corp.	19,765	1,398,967
Air Lease Corp.	31,200	1,203,072
Allegion plc	29,200	2,897,516
Allison Transmission Holdings, Inc.	36,300	1,701,018
AMETEK, Inc.	69,935	6,166,169
Arconic, Inc.	124,429	2,672,735
BWX Technologies, Inc.	30,500	1,558,550
Carlisle Cos., Inc.	17,486	2,472,870
Caterpillar, Inc.	177,521	24,749,978
Crane Co.	15,384	1,308,409
Cummins, Inc.	44,492	7,398,575
Curtiss-Wright Corp.	13,245	1,509,135
Deere & Co.	98,463	16,308,427
Donaldson Co., Inc.	38,900	2,082,706
Dover Corp.	45,037	4,415,427
Eaton Corp. plc	130,561	10,813,062
EMCOR Group, Inc.	17,500	1,472,450
Emerson Electric Co.	189,487	13,451,682
EnerSys	12,927	894,419
Fastenal Co.	88,800	6,264,840
Flowserve Corp.	39,496	1,936,489
Fluor Corp.	42,431	1,685,784
Fortive Corp.	91,310	7,883,705
Fortune Brands Home & Security, Inc.	42,900	2,264,262
Gardner Denver Holdings, Inc. *	39,200	1,323,000
Gates Industrial Corp. plc *	14,417	231,825
Generac Holdings, Inc. *	19,019	1,045,855
General Dynamics Corp.	83,563	14,934,379
General Electric Co.	2,686,368	27,320,363
Graco, Inc.	51,737	2,651,521
GrafTech International Ltd.	18,736	214,527
Harris Corp.	36,597	6,166,595
HD Supply Holdings, Inc. *	55,600	2,540,364
HEICO Corp.	12,581	1,327,673
HEICO Corp., Class A	22,025	1,969,696
Hexcel Corp.	26,300	1,859,673

6
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Honeywell International, Inc.	224,714	39,017,092
Hubbell, Inc.	16,932	2,160,523
Huntington Ingalls Industries, Inc.	12,800	2,849,024
IDEX Corp.	23,631	3,702,032
Illinois Tool Works, Inc.	93,280	14,517,166
Ingersoll-Rand plc	74,511	9,135,794
ITT, Inc.	27,300	1,653,015
Jacobs Engineering Group, Inc.	36,356	2,833,587
Johnson Controls International plc	282,100	10,578,750
L3 Technologies, Inc.	24,554	5,367,013
Lennox International, Inc.	11,200	3,040,240
Lincoln Electric Holdings, Inc.	19,160	1,672,093
Lockheed Martin Corp.	75,763	25,254,081
Masco Corp.	90,606	3,539,070
MasTec, Inc. *	19,292	977,140
MSC Industrial Direct Co., Inc., Class A	14,258	1,192,682
Nordson Corp.	16,000	2,335,200
Northrop Grumman Corp.	52,362	15,180,267
nVent Electric plc	48,839	1,365,050
Oshkosh Corp.	22,100	1,825,239
Owens Corning	34,000	1,743,180
PACCAR, Inc.	107,289	7,689,403
Parker-Hannifin Corp.	39,752	7,198,292
Pentair plc	48,454	1,889,221
Proto Labs, Inc. *	8,301	911,367
Quanta Services, Inc.	43,558	1,768,455
Raytheon Co.	86,979	15,446,601
RBC Bearings, Inc. *	7,598	1,045,105
Rockwell Automation, Inc.	37,049	6,695,125
Roper Technologies, Inc.	31,941	11,489,178
Sensata Technologies Holding plc *	50,400	2,516,976
Snap-on, Inc.	17,250	2,902,830
Spirit AeroSystems Holdings, Inc., Class A	32,300	2,806,870
Stanley Black & Decker, Inc.	46,770	6,856,482
Teledyne Technologies, Inc. *	11,000	2,733,610
Textron, Inc.	72,366	3,835,398
The Boeing Co.	162,141	61,239,034
The Middleby Corp. *	17,519	2,314,785
The Timken Co.	21,044	1,009,060
The Toro Co.	32,980	2,412,487
TransDigm Group, Inc. *	15,090	7,281,227
Trex Co., Inc. *	18,067	1,251,501
United Rentals, Inc. *	24,317	3,426,752
United Technologies Corp.	250,083	35,664,337
W.W. Grainger, Inc.	13,771	3,883,422
WABCO Holdings, Inc. *	15,900	2,105,796
Wabtec Corp.	43,105	3,192,787
Watsco, Inc.	9,926	1,572,973
Woodward, Inc.	17,300	1,883,970
Xylem, Inc.	55,766	4,650,884
		583,116,550

Commercial & Professional Services 0.9%
ADT, Inc.	37,530	247,323
Cintas Corp.	26,070	5,660,840
Copart, Inc. *	61,295	4,126,379
CoStar Group, Inc. *	11,270	5,592,737
Equifax, Inc.	37,449	4,716,702
IHS Markit Ltd. *	111,666	6,393,995
Insperity, Inc.	11,683	1,396,819
KAR Auction Services, Inc.	41,500	2,343,920
ManpowerGroup, Inc.	18,691	1,795,084
MSA Safety, Inc.	10,781	1,184,940
Nielsen Holdings plc	110,660	2,825,150
Republic Services, Inc.	66,286	5,489,807
Robert Half International, Inc.	36,803	2,285,098
Rollins, Inc.	45,851	1,773,058
Security	Number of Shares	Value ($)
Stericycle, Inc. *	26,398	1,541,379
The Brink's Co.	15,600	1,246,908
TransUnion	57,442	4,000,835
Verisk Analytics, Inc.	50,600	7,141,684
Waste Management, Inc.	120,328	12,916,008
		72,678,666

Consumer Durables & Apparel 1.2%
Brunswick Corp.	26,300	1,346,823
Capri Holdings Ltd. *	47,277	2,083,970
Carter's, Inc.	14,300	1,514,513
Columbia Sportswear Co.	8,900	889,733
D.R. Horton, Inc.	105,597	4,679,003
Deckers Outdoor Corp. *	8,960	1,417,562
Garmin Ltd.	37,704	3,232,741
Hanesbrands, Inc.	113,150	2,044,620
Hasbro, Inc.	36,244	3,691,814
Leggett & Platt, Inc.	39,744	1,564,324
Lennar Corp., Class A	88,100	4,583,843
lululemon Athletica, Inc. *	32,400	5,713,740
Mattel, Inc. *	108,287	1,320,019
Mohawk Industries, Inc. *	18,839	2,566,814
Newell Brands, Inc.	120,093	1,726,937
NIKE, Inc., Class B	388,659	34,135,920
NVR, Inc. *	1,063	3,351,086
Polaris Industries, Inc.	17,500	1,687,000
PulteGroup, Inc.	78,376	2,465,709
PVH Corp.	23,037	2,971,543
Ralph Lauren Corp.	16,145	2,124,359
Skechers U.S.A., Inc., Class A *	40,162	1,271,529
Tapestry, Inc.	89,430	2,885,906
Toll Brothers, Inc.	41,800	1,592,580
Under Armour, Inc., Class A *	57,000	1,316,130
Under Armour, Inc., Class C *	59,000	1,222,480
VF Corp.	100,468	9,485,184
Whirlpool Corp.	19,343	2,685,195
		105,571,077

Consumer Services 2.2%
Aramark	76,496	2,377,496
Bright Horizons Family Solutions, Inc. *	17,800	2,281,070
Caesars Entertainment Corp. *	177,100	1,657,656
Carnival Corp.	124,210	6,814,161
Chegg, Inc. *	31,678	1,129,321
Chipotle Mexican Grill, Inc. *	7,561	5,202,270
Choice Hotels International, Inc.	10,700	888,528
Churchill Downs, Inc.	10,800	1,089,180
Cracker Barrel Old Country Store, Inc.	7,500	1,265,550
Darden Restaurants, Inc.	37,768	4,441,517
Domino's Pizza, Inc.	12,667	3,427,437
Dunkin' Brands Group, Inc.	26,020	1,941,873
Eldorado Resorts, Inc. *	19,920	983,450
Grand Canyon Education, Inc. *	15,100	1,749,939
H&R Block, Inc.	62,428	1,698,666
Hilton Worldwide Holdings, Inc.	90,140	7,841,278
Las Vegas Sands Corp.	114,325	7,665,491
Marriott International, Inc., Class A	87,134	11,886,820
Marriott Vacations Worldwide Corp.	12,060	1,273,898
McDonald's Corp.	236,030	46,632,447
MGM Resorts International	157,347	4,190,151
Norwegian Cruise Line Holdings Ltd. *	67,600	3,811,964
Planet Fitness, Inc., Class A *	25,803	1,953,287
Royal Caribbean Cruises Ltd.	53,071	6,418,407
Service Corp. International	55,600	2,313,516
ServiceMaster Global Holdings, Inc. *	41,700	2,044,551
Six Flags Entertainment Corp.	21,900	1,162,671

7
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Starbucks Corp.	383,546	29,793,853
Texas Roadhouse, Inc.	20,900	1,128,809
The Wendy's Co.	56,900	1,058,909
Vail Resorts, Inc.	12,400	2,837,740
Wyndham Destinations, Inc.	29,465	1,283,495
Wyndham Hotels & Resorts, Inc.	29,865	1,664,078
Wynn Resorts Ltd.	29,745	4,296,665
Yum! Brands, Inc.	94,277	9,841,576
		186,047,720

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,259	1,803,448
AGNC Investment Corp.	165,958	2,952,393
Ally Financial, Inc.	125,210	3,719,989
American Express Co.	213,478	25,026,026
Ameriprise Financial, Inc.	41,938	6,155,240
Annaly Capital Management, Inc.	434,328	4,382,369
AXA Equitable Holdings, Inc.	77,274	1,753,347
Berkshire Hathaway, Inc., Class B *	600,015	130,029,251
BlackRock, Inc.	37,592	18,241,142
Blackstone Mortgage Trust, Inc., Class A	37,319	1,328,183
Capital One Financial Corp.	144,373	13,402,146
Cboe Global Markets, Inc.	34,290	3,484,207
Chimera Investment Corp.	57,904	1,110,020
CME Group, Inc.	110,432	19,756,285
Credit Acceptance Corp. *	3,800	1,885,636
Discover Financial Services	101,504	8,271,561
E*TRADE Financial Corp.	76,200	3,860,292
Eaton Vance Corp.	36,184	1,504,169
Evercore, Inc., Class A	12,700	1,237,361
FactSet Research Systems, Inc.	11,600	3,200,092
FirstCash, Inc.	13,489	1,317,606
Franklin Resources, Inc.	90,260	3,122,093
Green Dot Corp., Class A *	14,545	927,535
Interactive Brokers Group, Inc., Class A	23,100	1,252,944
Intercontinental Exchange, Inc.	175,521	14,278,633
Invesco Ltd.	122,207	2,684,888
Janus Henderson Group plc	49,800	1,248,486
Jefferies Financial Group, Inc.	81,368	1,673,740
Lazard Ltd., Class A	39,699	1,543,497
LPL Financial Holdings, Inc.	26,600	1,970,794
MarketAxess Holdings, Inc.	11,500	3,200,795
Moody's Corp.	51,405	10,107,251
Morgan Stanley	400,221	19,310,663
Morningstar, Inc.	5,400	774,630
MSCI, Inc.	26,090	5,880,164
Nasdaq, Inc.	36,087	3,327,221
New Residential Investment Corp.	125,365	2,107,386
Northern Trust Corp.	67,086	6,611,325
OneMain Holdings, Inc.	22,221	754,847
Raymond James Financial, Inc.	39,649	3,630,659
S&P Global, Inc.	76,728	16,930,800
Santander Consumer USA Holdings, Inc.	33,617	717,723
SEI Investments Co.	39,748	2,164,279
SLM Corp.	136,261	1,384,412
Starwood Property Trust, Inc.	84,100	1,938,505
State Street Corp.	116,350	7,872,241
Stifel Financial Corp.	22,382	1,335,534
Synchrony Financial	200,530	6,952,375
T. Rowe Price Group, Inc.	73,030	7,850,725
TD Ameritrade Holding Corp.	82,931	4,360,512
The Bank of New York Mellon Corp.	271,230	13,469,282
The Charles Schwab Corp. (b)	364,332	16,679,119
The Goldman Sachs Group, Inc.	105,562	21,737,327
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	82,857	1,148,398
Voya Financial, Inc.	47,230	2,592,455
		445,962,001

Energy 4.9%
Anadarko Petroleum Corp.	155,048	11,295,247
Antero Resources Corp. *	66,200	479,950
Apache Corp.	116,200	3,824,142
Baker Hughes, a GE Co.	159,511	3,831,454
Cabot Oil & Gas Corp.	129,476	3,352,134
Centennial Resource Development, Inc., Class A *	59,100	622,323
Cheniere Energy, Inc. *	67,900	4,369,365
Chevron Corp.	586,253	70,385,535
Cimarex Energy Co.	31,816	2,184,487
Concho Resources, Inc.	61,972	7,150,329
ConocoPhillips	350,071	22,096,481
Continental Resources, Inc. *	25,800	1,186,542
CVR Energy, Inc.	8,925	407,069
Devon Energy Corp.	134,206	4,313,381
Diamondback Energy, Inc.	47,462	5,049,482
EOG Resources, Inc.	179,026	17,195,447
EQT Corp.	77,919	1,593,444
Equitrans Midstream Corp. *	61,955	1,290,523
Exxon Mobil Corp.	1,307,315	104,951,248
Halliburton Co.	270,236	7,655,786
Helmerich & Payne, Inc.	33,892	1,983,360
Hess Corp.	78,643	5,042,589
HollyFrontier Corp.	48,700	2,324,451
Kinder Morgan, Inc.	600,607	11,934,061
Marathon Oil Corp.	254,896	4,343,428
Marathon Petroleum Corp.	207,865	12,652,743
Murphy Oil Corp.	49,944	1,360,475
National Oilwell Varco, Inc.	117,826	3,079,972
Noble Energy, Inc.	147,622	3,994,651
Occidental Petroleum Corp.	231,074	13,605,637
ONEOK, Inc.	127,355	8,651,225
Parsley Energy, Inc., Class A *	83,700	1,670,652
PBF Energy, Inc., Class A	37,600	1,262,608
Peabody Energy Corp.	23,000	661,710
Phillips 66	129,834	12,239,451
Pioneer Natural Resources Co.	52,211	8,691,043
Schlumberger Ltd.	427,170	18,231,616
Targa Resources Corp.	70,000	2,810,500
TechnipFMC plc	131,368	3,230,339
The Williams Cos., Inc.	373,601	10,584,116
Transocean Ltd. *	155,600	1,223,016
Valero Energy Corp.	128,726	11,670,299
WPX Energy, Inc. *	119,087	1,654,118
		416,136,429

Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings, Inc. *	28,820	817,047
Casey's General Stores, Inc.	11,200	1,482,320
Costco Wholesale Corp.	135,941	33,377,594
Performance Food Group Co. *	32,351	1,324,773
Sysco Corp.	145,420	10,233,205
The Kroger Co.	246,842	6,363,587
U.S. Foods Holding Corp. *	67,490	2,466,760
Walgreens Boots Alliance, Inc.	247,507	13,258,950
Walmart, Inc.	439,297	45,177,303
		114,501,539

8
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	578,367	31,422,679
Archer-Daniels-Midland Co.	173,705	7,747,243
Brown-Forman Corp., Class B	50,650	2,699,139
Bunge Ltd.	43,292	2,268,934
Campbell Soup Co.	58,858	2,277,216
ConAgra Brands, Inc.	148,549	4,572,338
Constellation Brands, Inc., Class A	51,512	10,903,545
Darling Ingredients, Inc. *	50,657	1,104,829
Flowers Foods, Inc.	56,925	1,237,550
General Mills, Inc.	184,294	9,485,612
Hormel Foods Corp.	83,988	3,354,481
Ingredion, Inc.	20,368	1,929,868
Kellogg Co.	77,163	4,652,929
Keurig Dr Pepper, Inc.	55,420	1,611,059
Lamb Weston Holdings, Inc.	45,639	3,197,012
Lancaster Colony Corp.	5,986	890,178
McCormick & Co., Inc. - Non Voting Shares	37,864	5,829,920
Molson Coors Brewing Co., Class B	58,412	3,749,466
Mondelez International, Inc., Class A	446,269	22,692,779
Monster Beverage Corp. *	120,390	7,175,244
National Beverage Corp.	4,100	229,600
PepsiCo, Inc.	433,344	55,489,699
Philip Morris International, Inc.	479,663	41,519,629
Pilgrim's Pride Corp. *	15,000	403,650
Post Holdings, Inc. *	20,500	2,311,990
Seaboard Corp.	90	404,602
The Coca-Cola Co.	1,187,049	58,236,624
The Hershey Co.	42,665	5,326,725
The JM Smucker Co.	34,901	4,279,910
The Kraft Heinz Co.	192,980	6,414,655
TreeHouse Foods, Inc. *	17,211	1,152,793
Tyson Foods, Inc., Class A	90,559	6,792,831
		311,364,729

Health Care Equipment & Services 5.8%
Abbott Laboratories	542,024	43,123,429
ABIOMED, Inc. *	13,800	3,828,258
Align Technology, Inc. *	22,328	7,249,455
Amedisys, Inc. *	8,893	1,136,703
AmerisourceBergen Corp.	48,120	3,597,451
Anthem, Inc.	79,234	20,840,919
Baxter International, Inc.	147,065	11,221,060
Becton, Dickinson & Co.	83,025	19,987,439
Boston Scientific Corp. *	427,834	15,881,198
Cantel Medical Corp.	10,800	744,552
Cardinal Health, Inc.	91,510	4,457,452
Centene Corp. *	127,404	6,568,950
Cerner Corp. *	100,561	6,682,278
Chemed Corp.	5,000	1,633,900
Cigna Corp. *	117,237	18,621,925
Covetrus, Inc. *	29,277	962,335
CVS Health Corp.	400,158	21,760,592
Danaher Corp.	193,876	25,676,937
DaVita, Inc. *	39,626	2,188,940
DENTSPLY SIRONA, Inc.	69,140	3,535,128
DexCom, Inc. *	27,808	3,366,715
Edwards Lifesciences Corp. *	64,382	11,335,739
Encompass Health Corp.	30,562	1,969,721
Globus Medical, Inc., Class A *	23,443	1,057,045
Haemonetics Corp. *	15,871	1,385,221
HCA Healthcare, Inc.	82,358	10,478,408
HealthEquity, Inc. *	16,667	1,129,189
Henry Schein, Inc. *	46,438	2,974,818
Hill-Rom Holdings, Inc.	20,273	2,056,088
Security	Number of Shares	Value ($)
Hologic, Inc. *	82,070	3,806,407
Humana, Inc.	41,795	10,674,861
ICU Medical, Inc. *	5,100	1,160,250
IDEXX Laboratories, Inc. *	26,472	6,141,504
Insulet Corp. *	18,700	1,612,875
Integra LifeSciences Holdings Corp. *	21,700	1,132,523
Intuitive Surgical, Inc. *	35,342	18,046,686
Laboratory Corp. of America Holdings *	30,348	4,853,252
LHC Group, Inc. *	8,981	997,879
LivaNova plc *	15,000	1,033,350
Masimo Corp. *	14,798	1,925,960
McKesson Corp.	59,577	7,104,557
Medidata Solutions, Inc. *	19,600	1,770,664
MEDNAX, Inc. *	26,490	740,925
Medtronic plc	413,806	36,750,111
Molina Healthcare, Inc. *	19,600	2,540,748
Penumbra, Inc. *	9,529	1,281,651
Quest Diagnostics, Inc.	41,847	4,033,214
ResMed, Inc.	44,506	4,651,322
Steris plc *	26,100	3,418,578
Stryker Corp.	95,254	17,994,433
Teladoc Health, Inc. *	21,534	1,224,854
Teleflex, Inc.	14,096	4,033,993
The Cooper Cos., Inc.	15,100	4,377,792
UnitedHealth Group, Inc.	296,027	68,995,013
Universal Health Services, Inc., Class B	25,554	3,242,036
Varian Medical Systems, Inc. *	28,297	3,853,203
Veeva Systems, Inc., Class A *	38,650	5,405,976
WellCare Health Plans, Inc. *	15,601	4,030,518
West Pharmaceutical Services, Inc.	23,280	2,881,831
Wright Medical Group N.V. *	35,809	1,058,872
Zimmer Biomet Holdings, Inc.	63,262	7,791,348
		494,019,031

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	75,588	5,665,321
Colgate-Palmolive Co.	266,398	19,391,110
Coty, Inc., Class A (a)	142,141	1,537,966
Herbalife Nutrition Ltd. *	31,700	1,675,345
Kimberly-Clark Corp.	106,208	13,634,983
Nu Skin Enterprises, Inc., Class A	17,200	874,964
The Clorox Co.	39,477	6,305,661
The Estee Lauder Cos., Inc., Class A	67,570	11,609,202
The Procter & Gamble Co.	771,698	82,170,403
		142,864,955

Insurance 2.7%
Aflac, Inc.	230,812	11,628,309
Alleghany Corp. *	4,456	2,927,057
American Financial Group, Inc.	21,805	2,257,472
American International Group, Inc.	268,413	12,768,406
American National Insurance Co.	2,711	307,129
Aon plc	73,929	13,317,570
Arch Capital Group Ltd. *	124,200	4,195,476
Arthur J. Gallagher & Co.	57,240	4,786,409
Assurant, Inc.	19,035	1,808,325
Assured Guaranty Ltd.	32,300	1,540,710
Athene Holding Ltd., Class A *	38,400	1,734,144
Axis Capital Holdings Ltd.	25,662	1,458,885
Brighthouse Financial, Inc. *	36,676	1,532,690
Brown & Brown, Inc.	71,352	2,265,426
Chubb Ltd.	141,656	20,568,451
Cincinnati Financial Corp.	46,617	4,483,623
CNA Financial Corp.	7,797	361,235
Erie Indemnity Co., Class A	6,285	1,189,876
Everest Re Group Ltd.	12,420	2,924,910

9
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fidelity National Financial, Inc.	84,969	3,394,512
First American Financial Corp.	33,794	1,928,286
Kemper Corp.	18,653	1,676,532
Lincoln National Corp.	63,120	4,211,366
Loews Corp.	84,158	4,316,464
Markel Corp. *	4,247	4,550,703
Marsh & McLennan Cos., Inc.	155,900	14,699,811
MetLife, Inc.	295,493	13,631,092
Old Republic International Corp.	88,409	1,976,825
Primerica, Inc.	12,900	1,680,741
Principal Financial Group, Inc.	79,640	4,552,222
Prudential Financial, Inc.	126,163	13,336,691
Reinsurance Group of America, Inc.	19,636	2,975,050
RenaissanceRe Holdings Ltd.	13,037	2,025,428
Selective Insurance Group, Inc.	18,104	1,290,996
The Allstate Corp.	102,388	10,142,555
The Hanover Insurance Group, Inc.	12,552	1,513,897
The Hartford Financial Services Group, Inc.	111,257	5,819,854
The Progressive Corp.	180,285	14,089,273
The Travelers Cos., Inc.	81,338	11,692,338
Torchmark Corp.	31,597	2,769,793
Unum Group	67,046	2,475,338
W. R. Berkley Corp.	45,117	2,765,672
Willis Towers Watson plc	39,688	7,316,086
		226,887,628

Materials 2.8%
Air Products & Chemicals, Inc.	67,767	13,945,771
Albemarle Corp.	32,603	2,447,181
Alcoa Corp. *	57,980	1,546,906
AptarGroup, Inc.	19,790	2,201,440
Ashland Global Holdings, Inc.	19,100	1,538,123
Avery Dennison Corp.	25,830	2,858,090
Axalta Coating Systems Ltd. *	64,356	1,736,325
Ball Corp.	102,902	6,167,946
Bemis Co., Inc.	28,149	1,616,316
Berry Global Group, Inc. *	40,400	2,375,520
Celanese Corp.	39,553	4,267,373
CF Industries Holdings, Inc.	68,590	3,071,460
Crown Holdings, Inc. *	41,075	2,387,690
Dow, Inc. *	231,951	13,158,580
DowDuPont, Inc.	695,853	26,755,548
Eastman Chemical Co.	43,062	3,396,731
Ecolab, Inc.	78,167	14,388,981
Element Solutions, Inc. *	72,012	782,050
FMC Corp.	42,134	3,331,114
Freeport-McMoRan, Inc.	448,537	5,521,490
Graphic Packaging Holding Co.	93,400	1,296,392
Huntsman Corp.	65,004	1,445,689
Ingevity Corp. *	12,877	1,480,984
International Flavors & Fragrances, Inc.	31,208	4,300,150
International Paper Co.	122,867	5,751,404
Linde plc	170,055	30,654,114
Livent Corp. *	45,294	488,269
Louisiana-Pacific Corp.	41,200	1,032,060
LyondellBasell Industries N.V., Class A	93,913	8,285,944
Martin Marietta Materials, Inc.	19,124	4,243,616
NewMarket Corp.	2,620	1,099,300
Newmont Mining Corp.	252,074	7,829,418
Nucor Corp.	93,736	5,349,514
Olin Corp.	49,909	1,082,526
Packaging Corp. of America	29,030	2,878,615
PPG Industries, Inc.	72,589	8,529,208
Reliance Steel & Aluminum Co.	20,342	1,870,650
Royal Gold, Inc.	20,400	1,776,024
RPM International, Inc.	40,200	2,438,130
Security	Number of Shares	Value ($)
Sealed Air Corp.	47,802	2,228,529
Sonoco Products Co.	30,870	1,946,662
Steel Dynamics, Inc.	71,200	2,255,616
The Chemours Co.	52,500	1,890,525
The Mosaic Co.	108,966	2,845,102
The Scotts Miracle-Gro Co.	12,068	1,026,021
The Sherwin-Williams Co.	25,265	11,491,280
United States Steel Corp.	54,100	843,960
Valvoline, Inc.	56,839	1,051,522
Vulcan Materials Co.	40,924	5,160,926
W.R. Grace & Co.	20,300	1,534,274
Westlake Chemical Corp.	10,700	746,325
WestRock Co.	79,652	3,057,044
		241,404,428

Media & Entertainment 8.0%
Activision Blizzard, Inc.	235,768	11,366,375
Alphabet, Inc., Class A *	92,381	110,761,124
Alphabet, Inc., Class C *	94,845	112,721,386
Altice USA, Inc., Class A	35,800	843,448
Cable One, Inc.	1,550	1,643,822
Cargurus, Inc. *	10,163	414,041
CBS Corp., Class B - Non Voting Shares	107,298	5,501,168
Charter Communications, Inc., Class A *	53,554	19,878,709
Cinemark Holdings, Inc.	32,800	1,379,240
Comcast Corp., Class A	1,393,728	60,668,980
Discovery, Inc., Class A *	48,200	1,489,380
Discovery, Inc., Class C *	110,604	3,180,971
DISH Network Corp., Class A *	70,572	2,478,489
Electronic Arts, Inc. *	92,731	8,776,989
Facebook, Inc., Class A *	736,126	142,366,768
Fox Corp., Class A *	109,012	4,250,378
Fox Corp., Class B *	49,857	1,919,494
GCI Liberty, Inc., Class A *	31,112	1,854,897
IAC/InterActiveCorp *	24,110	5,420,892
Liberty Broadband Corp., Class C *	47,000	4,639,370
Liberty Global plc, Class A *	64,356	1,738,256
Liberty Global plc, Class C *	183,672	4,803,023
Liberty Media Corp. - Liberty Formula One, Class C *	61,800	2,398,458
Liberty Media Corp. - Liberty SiriusXM, Class A *	25,546	1,020,307
Liberty Media Corp. - Liberty SiriusXM, Class C *	48,900	1,963,824
Live Nation Entertainment, Inc. *	42,800	2,796,552
Netflix, Inc. *	134,738	49,925,819
News Corp., Class A	118,782	1,475,272
Nexstar Media Group, Inc., Class A	14,370	1,682,008
Omnicom Group, Inc.	68,688	5,497,101
Sirius XM Holdings, Inc.	519,126	3,016,122
Snap, Inc., Class A *	227,119	2,530,106
Take-Two Interactive Software, Inc. *	34,900	3,379,367
The Interpublic Group of Cos., Inc.	118,364	2,722,372
The Madison Square Garden Co., Class A *	5,291	1,653,120
The New York Times Co., Class A	43,368	1,437,649
The Walt Disney Co.	538,897	73,812,722
Tribune Media Co., Class A	25,730	1,188,726
TripAdvisor, Inc. *	31,300	1,666,099
Twitter, Inc. *	224,870	8,974,562
Viacom, Inc., Class B	109,146	3,155,411
World Wrestling Entertainment, Inc., Class A	13,259	1,111,767

10
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Zillow Group, Inc., Class C *	35,100	1,172,340
Zynga, Inc., Class A *	256,013	1,449,034
		682,125,938

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	455,199	36,138,249
Agilent Technologies, Inc.	97,931	7,687,584
Agios Pharmaceuticals, Inc. *	15,621	873,526
Alexion Pharmaceuticals, Inc. *	69,017	9,395,284
Alkermes plc *	47,300	1,434,136
Allergan plc	96,392	14,169,624
Alnylam Pharmaceuticals, Inc. *	29,020	2,592,647
Amgen, Inc.	192,031	34,434,999
Array BioPharma, Inc. *	69,165	1,563,821
Bio-Rad Laboratories, Inc., Class A *	6,100	1,835,673
Bio-Techne Corp.	11,883	2,431,143
Biogen, Inc. *	60,709	13,916,931
BioMarin Pharmaceutical, Inc. *	55,280	4,728,098
Bluebird Bio, Inc. *	17,204	2,440,043
Bristol-Myers Squibb Co.	503,702	23,386,884
Bruker Corp.	30,900	1,192,740
Catalent, Inc. *	45,780	2,051,860
Celgene Corp. *	216,751	20,517,650
Charles River Laboratories International, Inc. *	15,075	2,117,585
Eli Lilly & Co.	266,566	31,198,885
Emergent BioSolutions, Inc. *	13,825	714,476
Exact Sciences Corp. *	38,860	3,835,093
Exelixis, Inc. *	91,800	1,804,788
FibroGen, Inc. *	22,900	1,070,117
Gilead Sciences, Inc.	393,630	25,601,695
Horizon Pharma plc *	56,132	1,433,050
Illumina, Inc. *	45,370	14,155,440
Immunomedics, Inc. *	52,566	842,107
Incyte Corp. *	54,400	4,177,920
Intercept Pharmaceuticals, Inc. *	6,745	581,284
Ionis Pharmaceuticals, Inc. *	42,000	3,121,860
IQVIA Holdings, Inc. *	48,646	6,756,929
Jazz Pharmaceuticals plc *	17,610	2,285,250
Johnson & Johnson	821,870	116,048,044
Merck & Co., Inc.	796,409	62,685,352
Mettler-Toledo International, Inc. *	7,653	5,703,475
Mylan N.V. *	158,300	4,272,517
Nektar Therapeutics *	53,300	1,706,666
Neurocrine Biosciences, Inc. *	27,589	1,993,029
PerkinElmer, Inc.	34,580	3,314,147
Perrigo Co., plc	39,356	1,885,940
Pfizer, Inc.	1,712,805	69,557,011
PRA Health Sciences, Inc. *	18,580	1,798,916
Regeneron Pharmaceuticals, Inc. *	24,194	8,301,929
Sage Therapeutics, Inc. *	15,522	2,611,266
Sarepta Therapeutics, Inc. *	20,392	2,384,641
Seattle Genetics, Inc. *	33,636	2,279,848
Syneos Health, Inc. *	18,700	877,591
Thermo Fisher Scientific, Inc.	124,309	34,489,532
United Therapeutics Corp. *	13,500	1,384,695
Vertex Pharmaceuticals, Inc. *	78,932	13,337,929
Waters Corp. *	22,300	4,761,942
Zoetis, Inc.	147,633	15,034,945
		634,916,786

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	34,840	4,960,868
American Campus Communities, Inc.	42,300	1,996,560
American Homes 4 Rent, Class A	81,200	1,947,176
American Tower Corp.	136,127	26,585,603
Security	Number of Shares	Value ($)
Americold Realty Trust	56,959	1,823,258
Apartment Investment & Management Co., Class A	48,249	2,381,571
Apple Hospitality REIT, Inc.	64,300	1,057,735
AvalonBay Communities, Inc.	42,769	8,593,575
Boston Properties, Inc.	47,905	6,592,686
Brixmor Property Group, Inc.	91,600	1,637,808
Camden Property Trust	29,894	3,008,831
CBRE Group, Inc., Class A *	97,011	5,051,363
CoreSite Realty Corp.	11,000	1,203,510
Cousins Properties, Inc.	133,558	1,278,150
Crown Castle International Corp.	128,241	16,130,153
CubeSmart	57,200	1,825,252
CyrusOne, Inc.	33,890	1,887,334
Digital Realty Trust, Inc.	64,177	7,554,275
Douglas Emmett, Inc.	49,600	2,043,024
Duke Realty Corp.	110,237	3,430,575
EastGroup Properties, Inc.	11,139	1,273,522
EPR Properties	23,100	1,821,666
Equinix, Inc.	25,714	11,692,156
Equity Commonwealth	37,400	1,189,320
Equity LifeStyle Properties, Inc.	27,600	3,220,920
Equity Residential	114,212	8,728,081
Essex Property Trust, Inc.	20,229	5,714,693
Extra Space Storage, Inc.	38,900	4,033,541
Federal Realty Investment Trust	23,022	3,081,495
First Industrial Realty Trust, Inc.	40,231	1,418,947
Gaming & Leisure Properties, Inc.	61,700	2,491,446
HCP, Inc.	147,080	4,380,042
Healthcare Realty Trust, Inc.	40,140	1,239,523
Healthcare Trust of America, Inc., Class A	62,279	1,717,655
Highwoods Properties, Inc.	31,600	1,408,728
Hospitality Properties Trust	52,221	1,357,746
Host Hotels & Resorts, Inc.	226,239	4,352,838
Hudson Pacific Properties, Inc.	47,074	1,641,000
Invitation Homes, Inc.	104,412	2,595,682
Iron Mountain, Inc.	89,356	2,902,283
JBG SMITH Properties	36,814	1,566,436
Jones Lang LaSalle, Inc.	14,100	2,179,437
Kilroy Realty Corp.	31,780	2,444,200
Kimco Realty Corp.	131,131	2,280,368
Lamar Advertising Co., Class A	26,170	2,163,474
Liberty Property Trust	46,354	2,301,013
Life Storage, Inc.	14,200	1,353,118
Medical Properties Trust, Inc.	118,040	2,060,978
Mid-America Apartment Communities, Inc.	34,970	3,826,068
National Health Investors, Inc.	13,072	986,021
National Retail Properties, Inc.	50,111	2,636,841
Omega Healthcare Investors, Inc.	63,530	2,248,327
Paramount Group, Inc.	60,657	878,920
Park Hotels & Resorts, Inc.	61,318	1,967,081
Pebblebrook Hotel Trust	39,408	1,283,124
Prologis, Inc.	194,612	14,920,902
PS Business Parks, Inc.	6,154	945,377
Public Storage	46,299	10,240,413
Rayonier, Inc.	40,200	1,277,958
Realty Income Corp.	93,850	6,570,438
Regency Centers Corp.	52,242	3,509,095
Ryman Hospitality Properties, Inc.	15,500	1,233,800
Sabra Health Care REIT, Inc.	54,953	1,074,881
SBA Communications Corp. *	34,800	7,089,804
Simon Property Group, Inc.	95,350	16,562,295
SL Green Realty Corp.	25,951	2,292,511
Spirit Realty Capital, Inc.	25,656	1,038,042
STORE Capital Corp.	61,140	2,037,185
Sun Communities, Inc.	26,600	3,273,928
Sunstone Hotel Investors, Inc.	71,700	1,032,480

11
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Howard Hughes Corp. *	12,200	1,354,200
The Macerich Co.	32,515	1,305,152
UDR, Inc.	84,662	3,805,557
Uniti Group, Inc.	54,960	604,010
Ventas, Inc.	110,320	6,741,655
VEREIT, Inc.	298,200	2,463,132
VICI Properties, Inc.	110,633	2,522,432
Vornado Realty Trust	53,234	3,680,599
Weingarten Realty Investors	37,309	1,079,722
Welltower, Inc.	119,339	8,894,336
Weyerhaeuser Co.	229,726	6,156,657
WP Carey, Inc.	52,404	4,156,685
		313,289,243

Retailing 6.3%
Advance Auto Parts, Inc.	22,228	3,696,961
Amazon.com, Inc. *	127,321	245,286,453
American Eagle Outfitters, Inc.	51,999	1,236,536
AutoNation, Inc. *	17,606	738,220
AutoZone, Inc. *	7,667	7,884,053
Best Buy Co., Inc.	71,881	5,348,665
Booking Holdings, Inc. *	13,887	25,760,246
Burlington Stores, Inc. *	20,853	3,522,280
CarMax, Inc. *	53,093	4,133,821
Dollar General Corp.	81,260	10,246,073
Dollar Tree, Inc. *	73,549	8,184,533
eBay, Inc.	265,379	10,283,436
Etsy, Inc. *	36,873	2,490,402
Expedia Group, Inc.	36,404	4,726,695
Five Below, Inc. *	17,000	2,488,630
Foot Locker, Inc.	34,809	1,991,423
Genuine Parts Co.	45,030	4,617,376
GrubHub, Inc. *	27,800	1,856,762
Kohl's Corp.	51,395	3,654,184
L Brands, Inc.	71,123	1,823,594
LKQ Corp. *	97,900	2,946,790
Lowe's Cos., Inc.	247,161	27,963,796
Macy's, Inc.	93,676	2,205,133
Nordstrom, Inc.	33,076	1,356,778
O'Reilly Automotive, Inc. *	24,183	9,154,958
Ollie's Bargain Outlet Holdings, Inc. *	15,874	1,518,189
Penske Automotive Group, Inc.	10,700	491,344
Pool Corp.	11,990	2,203,043
Qurate Retail, Inc. *	129,357	2,205,537
Ross Stores, Inc.	114,630	11,194,766
Target Corp.	161,073	12,470,272
The Gap, Inc.	66,664	1,738,597
The Home Depot, Inc.	348,495	70,988,431
The TJX Cos., Inc.	381,744	20,950,111
Tiffany & Co.	33,827	3,647,227
Tractor Supply Co.	37,300	3,860,550
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,492	6,104,358
Urban Outfitters, Inc. *	22,300	662,979
Wayfair, Inc., Class A *	19,100	3,097,065
Williams-Sonoma, Inc.	24,139	1,380,027
		536,110,294

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	273,610	7,559,844
Analog Devices, Inc.	113,329	13,173,363
Applied Materials, Inc.	293,124	12,917,975
Broadcom, Inc.	122,242	38,921,853
Cree, Inc. *	31,459	2,079,125
Cypress Semiconductor Corp.	114,630	1,969,343
Entegris, Inc.	40,930	1,672,400
First Solar, Inc. *	22,700	1,396,731
Security	Number of Shares	Value ($)
Intel Corp.	1,387,754	70,830,964
KLA-Tencor Corp.	51,278	6,536,919
Lam Research Corp.	47,109	9,771,820
Marvell Technology Group Ltd.	181,074	4,530,471
Maxim Integrated Products, Inc.	83,670	5,020,200
Microchip Technology, Inc.	73,388	7,330,727
Micron Technology, Inc. *	345,995	14,552,550
MKS Instruments, Inc.	16,800	1,528,968
Monolithic Power Systems, Inc.	11,934	1,858,243
NVIDIA Corp.	186,784	33,807,904
ON Semiconductor Corp. *	125,410	2,891,955
Qorvo, Inc. *	38,200	2,888,302
QUALCOMM, Inc.	373,481	32,167,919
Semtech Corp. *	20,196	1,087,959
Silicon Laboratories, Inc. *	13,400	1,442,644
Skyworks Solutions, Inc.	54,100	4,770,538
Teradyne, Inc.	52,950	2,594,550
Texas Instruments, Inc.	289,712	34,136,765
Universal Display Corp.	13,000	2,074,800
Xilinx, Inc.	78,205	9,395,549
		328,910,381

Software & Services 12.4%
Accenture plc, Class A	196,694	35,930,093
ACI Worldwide, Inc. *	35,763	1,270,302
Adobe, Inc. *	150,551	43,546,877
Akamai Technologies, Inc. *	50,009	4,003,721
Alliance Data Systems Corp.	13,991	2,239,959
Amdocs Ltd.	43,600	2,401,488
ANSYS, Inc. *	25,916	5,074,353
Aspen Technology, Inc. *	21,900	2,669,829
Autodesk, Inc. *	67,692	12,063,391
Automatic Data Processing, Inc.	134,205	22,061,960
Black Knight, Inc. *	44,566	2,514,414
Blackbaud, Inc.	15,000	1,189,350
Booz Allen Hamilton Holding Corp.	43,900	2,602,831
Broadridge Financial Solutions, Inc.	35,700	4,217,241
CACI International, Inc., Class A *	7,659	1,493,045
Cadence Design Systems, Inc. *	87,127	6,044,871
CDK Global, Inc.	38,919	2,347,594
Ceridian HCM Holding, Inc. *	17,211	914,765
Citrix Systems, Inc.	38,570	3,894,027
Cognizant Technology Solutions Corp., Class A	176,938	12,909,397
Coupa Software, Inc. *	16,722	1,727,884
DocuSign, Inc. *	7,140	404,624
Dropbox, Inc., Class A *	63,351	1,544,497
DXC Technology Co.	82,811	5,443,995
EPAM Systems, Inc. *	15,990	2,867,966
Euronet Worldwide, Inc. *	15,685	2,351,025
Fair Isaac Corp. *	9,046	2,530,619
Fidelity National Information Services, Inc.	99,572	11,543,382
FireEye, Inc. *	60,574	970,395
First Data Corp., Class A *	176,524	4,564,911
Fiserv, Inc. *	120,850	10,542,954
FleetCor Technologies, Inc. *	26,499	6,914,914
Fortinet, Inc. *	44,600	4,166,532
Gartner, Inc. *	27,440	4,362,137
Genpact Ltd.	46,564	1,690,273
Global Payments, Inc.	48,699	7,113,463
GoDaddy, Inc., Class A *	52,319	4,263,999
Guidewire Software, Inc. *	24,600	2,619,900
HubSpot, Inc. *	11,891	2,193,771
International Business Machines Corp.	274,598	38,517,861
Intuit, Inc.	80,007	20,086,557
j2 Global, Inc.	14,400	1,261,728
Jack Henry & Associates, Inc.	23,600	3,517,816

12
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Leidos Holdings, Inc.	45,321	3,330,187
LogMeIn, Inc.	15,331	1,263,274
Mastercard, Inc., Class A	278,587	70,827,959
MAXIMUS, Inc.	19,300	1,421,445
Microsoft Corp.	2,367,484	309,193,410
New Relic, Inc. *	13,985	1,471,781
Nuance Communications, Inc. *	89,900	1,513,017
Nutanix, Inc., Class A *	23,700	1,023,603
Okta, Inc. *	24,808	2,580,776
Oracle Corp.	786,289	43,505,370
Palo Alto Networks, Inc. *	29,300	7,290,719
Paychex, Inc.	98,596	8,312,629
Paycom Software, Inc. *	14,900	3,017,697
Paylocity Holding Corp. *	9,751	941,459
PayPal Holdings, Inc. *	362,112	40,835,370
Pegasystems, Inc.	10,800	810,108
Proofpoint, Inc. *	16,800	2,107,056
PTC, Inc. *	32,800	2,967,416
RealPage, Inc. *	22,000	1,434,620
Red Hat, Inc. *	54,531	9,953,543
RingCentral, Inc., Class A *	21,019	2,445,981
Sabre Corp.	84,650	1,757,334
salesforce.com, Inc. *	236,175	39,051,536
Science Applications International Corp.	15,664	1,174,017
ServiceNow, Inc. *	55,380	15,036,224
Splunk, Inc. *	45,750	6,315,330
Square, Inc., Class A *	94,700	6,896,054
SS&C Technologies Holdings, Inc.	65,900	4,458,794
Symantec Corp.	196,089	4,747,315
Synopsys, Inc. *	46,290	5,604,793
Tableau Software, Inc., Class A *	21,800	2,655,458
Teradata Corp. *	35,844	1,629,827
The Trade Desk, Inc., Class A *	11,086	2,455,327
The Ultimate Software Group, Inc. *	9,700	3,207,305
The Western Union Co.	135,759	2,639,155
Total System Services, Inc.	50,260	5,138,582
Twilio, Inc., Class A *	29,511	4,047,139
Tyler Technologies, Inc. *	12,000	2,782,920
VeriSign, Inc. *	32,505	6,418,112
Visa, Inc., Class A	540,102	88,808,972
VMware, Inc., Class A	23,300	4,756,229
WEX, Inc. *	13,300	2,796,990
Workday, Inc., Class A *	46,650	9,592,640
Worldpay, Inc., Class A *	93,190	10,922,800
Zendesk, Inc. *	33,730	2,960,819
Zscaler, Inc. *	4,421	301,999
		1,062,993,802

Technology Hardware & Equipment 5.6%
Amphenol Corp., Class A	92,240	9,183,415
Apple, Inc.	1,382,281	277,382,328
Arista Networks, Inc. *	16,190	5,055,975
Arrow Electronics, Inc. *	25,770	2,177,823
Avnet, Inc.	33,434	1,625,227
CDW Corp.	46,000	4,857,600
Ciena Corp. *	43,544	1,670,348
Cisco Systems, Inc.	1,358,403	76,002,648
Cognex Corp.	53,400	2,692,962
CommScope Holding Co., Inc. *	59,700	1,479,366
Corning, Inc.	242,753	7,731,683
Dell Technologies, Inc., Class C *	45,766	3,085,086
Dolby Laboratories, Inc., Class A	19,800	1,280,862
F5 Networks, Inc. *	18,573	2,914,104
FLIR Systems, Inc.	42,010	2,224,009
Hewlett Packard Enterprise Co.	425,594	6,728,641
HP, Inc.	473,878	9,453,866
IPG Photonics Corp. *	10,800	1,887,084
Security	Number of Shares	Value ($)
Jabil, Inc.	44,900	1,356,429
Juniper Networks, Inc.	106,394	2,954,561
Keysight Technologies, Inc. *	58,050	5,052,092
Littelfuse, Inc.	7,700	1,548,085
Lumentum Holdings, Inc. *	24,298	1,505,747
Motorola Solutions, Inc.	50,592	7,331,287
National Instruments Corp.	33,894	1,596,407
NetApp, Inc.	76,140	5,546,799
Pure Storage, Inc., Class A *	53,295	1,218,324
Seagate Technology plc	79,351	3,834,240
SYNNEX Corp.	12,700	1,370,076
TE Connectivity Ltd.	104,729	10,017,329
Tech Data Corp. *	11,820	1,260,130
Trimble, Inc. *	78,336	3,197,676
Ubiquiti Networks, Inc.	5,700	971,565
ViaSat, Inc. *	18,070	1,641,117
Western Digital Corp.	88,993	4,549,322
Xerox Corp.	60,731	2,025,986
Zebra Technologies Corp., Class A *	16,500	3,483,810
		477,894,009

Telecommunication Services 1.8%
AT&T, Inc.	2,247,728	69,589,659
CenturyLink, Inc.	296,581	3,386,955
Intelsat S.A. *	20,695	418,867
Sprint Corp. *	176,400	984,312
T-Mobile US, Inc. *	96,500	7,043,535
Telephone & Data Systems, Inc.	28,470	907,623
Verizon Communications, Inc.	1,275,005	72,917,536
Zayo Group Holdings, Inc. *	62,300	1,949,367
		157,197,854

Transportation 2.0%
Alaska Air Group, Inc.	37,600	2,327,440
AMERCO	2,300	858,291
American Airlines Group, Inc.	122,133	4,174,506
C.H. Robinson Worldwide, Inc.	42,248	3,422,088
CSX Corp.	239,135	19,042,320
Delta Air Lines, Inc.	191,530	11,164,284
Expeditors International of Washington, Inc.	52,998	4,209,101
FedEx Corp.	74,213	14,060,395
Genesee & Wyoming, Inc., Class A *	17,600	1,560,240
JB Hunt Transport Services, Inc.	26,491	2,502,870
JetBlue Airways Corp. *	96,948	1,798,385
Kansas City Southern	31,009	3,818,448
Kirby Corp. *	16,152	1,319,941
Knight-Swift Transportation Holdings, Inc.	39,346	1,312,189
Landstar System, Inc.	12,099	1,318,307
Macquarie Infrastructure Corp.	23,100	935,781
Norfolk Southern Corp.	82,566	16,845,115
Old Dominion Freight Line, Inc.	20,200	3,015,456
Southwest Airlines Co.	153,407	8,319,262
Spirit Airlines, Inc. *	20,968	1,140,240
Union Pacific Corp.	223,089	39,495,677
United Continental Holdings, Inc. *	68,978	6,129,385
United Parcel Service, Inc., Class B	214,747	22,810,426
XPO Logistics, Inc. *	33,436	2,276,323
		173,856,470

Utilities 3.2%
AES Corp.	204,102	3,494,226
ALLETE, Inc.	15,800	1,286,910
Alliant Energy Corp.	72,300	3,414,729
Ameren Corp.	75,695	5,508,325

13
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	152,341	13,032,773
American Water Works Co., Inc.	56,180	6,078,114
Aqua America, Inc.	64,983	2,538,236
Atmos Energy Corp.	35,918	3,675,848
Avangrid, Inc.	17,100	875,691
Black Hills Corp.	16,489	1,199,740
CenterPoint Energy, Inc.	154,311	4,783,641
CMS Energy Corp.	87,133	4,840,238
Consolidated Edison, Inc.	99,093	8,537,853
Dominion Energy, Inc.	246,619	19,204,221
DTE Energy Co.	55,897	7,026,812
Duke Energy Corp.	224,356	20,443,319
Edison International	100,734	6,423,807
Entergy Corp.	58,532	5,671,751
Evergy, Inc.	78,487	4,538,118
Eversource Energy	97,991	7,022,035
Exelon Corp.	299,229	15,245,717
FirstEnergy Corp.	155,484	6,534,992
Hawaiian Electric Industries, Inc.	33,800	1,402,024
IDACORP, Inc.	15,210	1,506,094
MDU Resources Group, Inc.	61,117	1,598,210
National Fuel Gas Co.	26,747	1,583,690
New Jersey Resources Corp.	26,933	1,348,805
NextEra Energy, Inc.	147,541	28,687,872
NiSource, Inc.	115,179	3,199,673
NRG Energy, Inc.	86,890	3,577,261
OGE Energy Corp.	62,298	2,637,697
ONE Gas, Inc.	16,000	1,416,320
Pinnacle West Capital Corp.	34,937	3,328,448
PNM Resources, Inc.	24,524	1,138,895
Portland General Electric Co.	27,200	1,422,832
PPL Corp.	221,261	6,905,556
Public Service Enterprise Group, Inc.	155,931	9,301,284
Sempra Energy	84,564	10,819,964
Southwest Gas Holdings, Inc. *	16,300	1,355,997
Spire, Inc.	15,427	1,298,799
The Southern Co.	319,285	16,992,348
UGI Corp.	53,472	2,914,759
Vistra Energy Corp.	120,700	3,289,075
WEC Energy Group, Inc.	97,507	7,647,474
Xcel Energy, Inc.	159,339	9,002,653
		273,752,826
Total Common Stock
(Cost $2,208,531,503)		8,523,645,606

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (c)	8,158,119	8,158,119

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	11,378,750	11,378,750
Total Other Investment Companies
(Cost $19,536,869)		19,536,869

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	128	18,870,400	667,211
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,008,300.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

14
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	224,708	3,314,443
Cooper Tire & Rubber Co.	103,084	3,078,088
Cooper-Standard Holding, Inc. *	35,957	1,821,941
Dana, Inc.	295,943	5,770,889
Dorman Products, Inc. *	54,442	4,772,930
Fox Factory Holding Corp. *	73,214	5,681,406
Gentherm, Inc. *	70,440	2,983,838
LCI Industries	49,429	4,342,338
Modine Manufacturing Co. *	99,450	1,470,866
Motorcar Parts of America, Inc. *	38,495	795,307
Shiloh Industries, Inc. *	28,902	165,319
Standard Motor Products, Inc.	42,725	2,134,968
Stoneridge, Inc. *	55,924	1,757,691
Superior Industries International, Inc.	47,511	235,180
Tenneco, Inc., Class A	103,169	2,261,465
Tower International, Inc.	40,560	946,670
Winnebago Industries, Inc.	62,942	2,226,259
		43,759,598

Banks 11.6%
1st Constitution Bancorp	16,177	303,804
1st Source Corp.	31,705	1,484,745
ACNB Corp.	13,745	520,523
Allegiance Bancshares, Inc. *	23,826	823,665
Amalgamated Bank, Class A	23,070	391,036
American National Bankshares, Inc.	21,157	800,158
Ameris Bancorp	86,315	3,147,045
Ames National Corp.	16,940	478,555
Arrow Financial Corp.	24,161	813,018
Atlantic Capital Bancshares, Inc. *	50,481	880,389
Auburn National Bancorp, Inc. (a)	4,400	157,388
Axos Financial, Inc. *	116,881	3,824,346
Banc of California, Inc.	88,040	1,277,460
BancFirst Corp.	36,653	2,067,229
BancorpSouth Bank	190,545	5,807,812
Bank of Commerce Holdings	30,228	327,067
Bank of Marin Bancorp	27,592	1,168,521
Bank7 Corp. *	6,830	118,296
BankFinancial Corp.	25,700	385,757
Bankwell Financial Group, Inc.	12,876	392,589
Banner Corp.	64,935	3,442,854
Bar Harbor Bankshares	30,457	800,410
Baycom Corp. *	20,965	483,243
BCB Bancorp, Inc.	26,700	352,974
Berkshire Hills Bancorp, Inc.	82,086	2,461,759
Boston Private Financial Holdings, Inc.	169,909	1,945,458
Bridge Bancorp, Inc.	33,680	1,043,743
Bridgewater Bancshares, Inc. *	47,796	510,939
Brookline Bancorp, Inc.	160,468	2,415,043
Bryn Mawr Bank Corp.	39,936	1,521,162
Business First Bancshares, Inc.	21,951	558,653
Byline Bancorp, Inc. *	33,530	671,271
C&F Financial Corp.	6,601	320,149
Cadence BanCorp	243,452	5,538,533
Security	Number of Shares	Value ($)
Cambridge Bancorp	7,393	619,903
Camden National Corp.	31,133	1,369,229
Capital Bancorp, Inc. *	12,520	142,352
Capital City Bank Group, Inc.	23,683	543,288
Capitol Federal Financial, Inc.	265,879	3,669,130
Capstar Financial Holdings, Inc.	16,936	262,339
Carolina Financial Corp.	42,659	1,539,563
Cathay General Bancorp	156,592	5,761,020
CB Financial Services, Inc.	8,900	211,286
CBTX, Inc.	35,903	1,138,125
CenterState Bank Corp.	245,423	6,057,040
Central Pacific Financial Corp.	57,098	1,713,511
Central Valley Community Bancorp	22,500	460,350
Century Bancorp, Inc., Class A	5,660	518,852
Chemical Financial Corp.	144,299	6,339,055
Chemung Financial Corp.	7,040	333,555
Citizens & Northern Corp.	24,410	692,023
City Holding Co.	32,055	2,544,526
Civista Bancshares, Inc.	28,800	633,600
CNB Financial Corp.	28,892	822,844
Coastal Financial Corp. *	15,073	240,414
Codorus Valley Bancorp, Inc.	17,919	379,166
Columbia Banking System, Inc.	148,200	5,563,428
Columbia Financial, Inc. *	100,327	1,591,186
Community Bank System, Inc.	101,819	6,766,891
Community Bankers Trust Corp.	43,669	344,112
Community Trust Bancorp, Inc.	31,472	1,329,692
ConnectOne Bancorp, Inc.	60,435	1,319,296
County Bancorp, Inc.	10,600	190,058
Customers Bancorp, Inc. *	58,961	1,335,467
CVB Financial Corp.	226,554	4,916,222
Dime Community Bancshares, Inc.	63,378	1,277,067
Eagle Bancorp, Inc. *	64,320	3,554,323
Entegra Financial Corp. *	13,300	392,350
Enterprise Bancorp, Inc.	19,689	624,732
Enterprise Financial Services Corp.	45,405	1,931,529
Equity Bancshares, Inc., Class A *	27,264	715,953
Esquire Financial Holdings, Inc. *	13,514	339,742
ESSA Bancorp, Inc.	18,600	284,766
Essent Group Ltd. *	194,579	9,232,774
Evans Bancorp, Inc.	9,330	342,784
Farmers & Merchants Bancorp, Inc.	18,823	597,442
Farmers National Banc Corp.	51,704	744,021
FB Financial Corp.	33,170	1,218,666
Federal Agricultural Mortgage Corp., Class C	17,955	1,373,198
Fidelity D&D Bancorp, Inc. (a)	5,770	346,200
Fidelity Southern Corp.	43,894	1,277,754
Financial Institutions, Inc.	31,340	861,850
First BanCorp	432,190	4,883,747
First Bancorp (North Carolina)	59,081	2,239,761
First Bancorp, Inc.	19,776	530,195
First Bank/Hamilton NJ	33,507	382,315
First Busey Corp.	89,349	2,308,778
First Business Financial Services, Inc.	16,640	383,219
First Choice Bancorp	18,760	398,838
First Commonwealth Financial Corp.	198,143	2,696,726
First Community Bankshares, Inc.	31,150	1,082,774
First Community Corp.	13,600	255,544
First Defiance Financial Corp.	40,310	1,189,548

15
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Financial Bancorp	193,713	4,862,196
First Financial Bankshares, Inc.	131,745	8,104,952
First Financial Corp.	24,323	1,001,378
First Financial Northwest, Inc.	15,804	264,401
First Foundation, Inc.	77,325	1,098,788
First Guaranty Bancshares, Inc.	9,650	206,993
First Internet Bancorp	20,089	439,748
First Interstate BancSystem, Inc., Class A	66,472	2,809,107
First Merchants Corp.	100,593	3,688,745
First Mid Bancshares, Inc.	25,898	893,222
First Midwest Bancorp, Inc.	213,524	4,584,360
First Northwest Bancorp	18,910	307,855
First Savings Financial Group, Inc.	3,500	203,350
First United Corp.	14,381	272,089
Flagstar Bancorp, Inc.	59,573	2,129,735
Flushing Financial Corp.	54,252	1,226,095
Franklin Financial Network, Inc.	26,401	729,988
FS Bancorp, Inc.	8,007	413,882
Fulton Financial Corp.	337,946	5,829,568
FVCBankcorp, Inc. *	3,860	63,304
German American Bancorp, Inc.	46,136	1,377,160
Glacier Bancorp, Inc.	171,933	7,322,626
Great Southern Bancorp, Inc.	22,339	1,294,545
Great Western Bancorp, Inc.	115,646	4,067,270
Greene County Bancorp, Inc.	6,562	202,897
Guaranty Bancshares, Inc.	15,913	446,678
Hancock Whitney Corp.	172,565	7,547,993
Hanmi Financial Corp.	61,150	1,450,478
HarborOne Bancorp, Inc. *	30,062	562,761
Heartland Financial USA, Inc.	59,845	2,687,040
Heritage Commerce Corp.	81,177	1,016,336
Heritage Financial Corp.	74,697	2,261,078
Hilltop Holdings, Inc.	144,526	3,039,382
Hingham Institution for Savings	2,692	498,047
Home Bancorp, Inc.	15,300	560,592
Home BancShares, Inc.	317,468	6,092,211
HomeStreet, Inc. *	49,948	1,405,537
HomeTrust Bancshares, Inc.	34,389	872,105
Hope Bancorp, Inc.	244,437	3,436,784
Horizon Bancorp, Inc.	74,975	1,219,843
Howard Bancorp, Inc. *	26,940	404,908
IBERIABANK Corp.	112,348	8,931,666
Impac Mortgage Holdings, Inc. *	17,322	59,588
Independent Bank Corp.	66,789	5,358,481
Independent Bank Corp., Michigan	42,713	919,611
Independent Bank Group, Inc.	66,165	3,771,405
International Bancshares Corp.	111,683	4,631,494
Investar Holding Corp.	18,630	433,706
Investors Bancorp, Inc.	482,030	5,663,852
Kearny Financial Corp.	178,775	2,502,850
Lakeland Bancorp, Inc.	91,030	1,507,457
Lakeland Financial Corp.	49,416	2,359,614
LCNB Corp.	19,025	323,425
LegacyTexas Financial Group, Inc.	96,386	3,863,151
LendingTree, Inc. *	16,105	6,197,526
Level One Bancorp, Inc.	9,970	246,957
Live Oak Bancshares, Inc.	51,489	899,513
Luther Burbank Corp.	42,018	442,450
Macatawa Bank Corp.	53,650	553,668
Malvern Bancorp, Inc. *	15,895	336,815
MBT Financial Corp.	33,020	331,521
Mercantile Bank Corp.	33,002	1,115,468
Merchants Bancorp	33,095	800,237
Meridian Bancorp, Inc.	97,323	1,675,902
Meta Financial Group, Inc.	55,920	1,440,499
Metropolitan Bank Holding Corp. *	13,494	538,546
MGIC Investment Corp. *	718,589	10,520,143
Mid Penn Bancorp, Inc.	8,900	216,982
Security	Number of Shares	Value ($)
Middlefield Banc Corp.	6,240	253,032
Midland States Bancorp, Inc.	43,998	1,180,026
MidSouth Bancorp, Inc.	29,170	346,248
MidWestOne Financial Group, Inc.	21,961	618,861
Mr Cooper Group, Inc. *	151,940	1,306,684
MutualFirst Financial, Inc.	11,680	349,115
MVB Financial Corp.	18,547	307,695
National Bank Holdings Corp., Class A	58,927	2,253,368
National Bankshares, Inc.	13,833	584,998
NBT Bancorp, Inc.	86,421	3,285,726
Nicolet Bankshares, Inc. *	15,986	975,945
NMI Holdings, Inc., Class A *	127,806	3,588,792
Northeast Bancorp	15,064	330,203
Northfield Bancorp, Inc.	87,826	1,317,390
Northrim BanCorp, Inc.	13,880	492,601
Northwest Bancshares, Inc.	193,285	3,368,958
Norwood Financial Corp.	12,672	407,785
Oak Valley Bancorp (a)	13,100	251,127
OceanFirst Financial Corp.	96,951	2,441,226
Oconee Federal Financial Corp.	3,710	97,276
Ocwen Financial Corp. *	243,150	410,923
OFG Bancorp	87,156	1,758,808
Ohio Valley Banc Corp.	8,584	322,587
Old Line Bancshares, Inc.	31,930	798,250
Old National Bancorp	306,830	5,240,656
Old Second Bancorp, Inc.	58,779	778,822
OP Bancorp	27,171	255,951
Opus Bank	40,065	876,222
Origin Bancorp, Inc.	35,248	1,228,040
Oritani Financial Corp.	77,963	1,352,658
Orrstown Financial Services, Inc.	18,331	380,185
Pacific City Financial Corp.	24,818	454,666
Pacific Mercantile Bancorp *	32,250	252,518
Pacific Premier Bancorp, Inc.	91,833	2,669,585
Park National Corp.	27,881	2,723,416
Parke Bancorp, Inc.	13,940	318,947
PCSB Financial Corp.	32,100	611,505
Peapack-Gladstone Financial Corp.	38,153	1,103,766
Penns Woods Bancorp, Inc.	8,900	388,574
PennyMac Financial Services, Inc.	40,548	904,220
People's Utah Bancorp	31,179	887,043
Peoples Bancorp of North Carolina, Inc.	9,150	255,926
Peoples Bancorp, Inc.	35,988	1,176,088
Peoples Financial Services Corp.	13,696	595,776
Ponce de Leon Federal Bank *	16,900	244,543
Preferred Bank	28,117	1,383,075
Premier Financial Bancorp, Inc.	23,233	385,203
Provident Bancorp, Inc. *	8,700	213,150
Provident Financial Services, Inc.	124,174	3,293,094
Prudential Bancorp, Inc.	17,200	300,312
QCR Holdings, Inc.	26,754	915,254
Radian Group, Inc.	438,183	10,262,246
RBB Bancorp	28,453	550,850
Reliant Bancorp, Inc.	20,138	461,160
Renasant Corp.	97,879	3,549,093
Republic Bancorp, Inc., Class A	19,537	923,319
Republic First Bancorp, Inc. *	90,400	462,848
Riverview Bancorp, Inc.	41,890	310,824
S&T Bancorp, Inc.	69,656	2,791,812
Sandy Spring Bancorp, Inc.	70,070	2,444,742
SB One Bancorp	14,938	354,777
Seacoast Banking Corp. of Florida *	93,292	2,645,761
Select Bancorp, Inc. *	29,960	367,909
ServisFirst Bancshares, Inc.	93,719	3,180,823
Shore Bancshares, Inc.	26,439	418,529
SI Financial Group, Inc.	20,830	298,286
Sierra Bancorp	28,100	743,526
Simmons First National Corp., Class A	183,602	4,661,655

16
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SmartFinancial, Inc. *	23,740	493,555
South State Corp.	72,017	5,448,806
Southern First Bancshares, Inc. *	14,211	523,107
Southern Missouri Bancorp, Inc.	15,034	504,391
Southern National Bancorp of Virginia, Inc.	39,508	589,459
Southside Bancshares, Inc.	64,892	2,279,656
Spirit of Texas Bancshares, Inc. *	20,613	463,174
Sterling Bancorp, Inc.	42,739	418,415
Stock Yards Bancorp, Inc.	43,412	1,491,202
Summit Financial Group, Inc.	22,894	596,389
Territorial Bancorp, Inc.	15,705	454,660
The Bancorp, Inc. *	103,182	1,053,488
The Bank of N.T. Butterfield & Son Ltd.	113,445	4,540,069
The Bank of Princeton	11,896	358,070
The Community Financial Corp.	9,300	284,766
The First Bancshares, Inc.	25,227	779,010
The First of Long Island Corp.	49,849	1,159,986
Timberland Bancorp, Inc.	15,113	471,526
Tompkins Financial Corp.	29,737	2,398,884
Towne Bank	132,930	3,466,814
TriCo Bancshares	51,503	2,055,485
TriState Capital Holdings, Inc. *	49,979	1,162,512
Triumph Bancorp, Inc. *	49,741	1,542,468
TrustCo Bank Corp.	190,331	1,522,648
Trustmark Corp.	132,390	4,760,744
UMB Financial Corp.	91,706	6,406,581
Union Bankshares Corp.	156,240	5,702,760
Union Bankshares, Inc.	7,500	296,325
United Bankshares, Inc.	199,939	7,845,606
United Community Banks, Inc.	159,147	4,468,848
United Community Financial Corp.	95,589	880,375
United Financial Bancorp, Inc.	102,100	1,346,699
United Security Bancshares	25,900	271,950
Unity Bancorp, Inc.	15,793	341,129
Univest Financial Corp.	58,295	1,470,200
Valley National Bancorp	653,757	6,851,373
Veritex Holdings, Inc.	88,917	2,357,190
Walker & Dunlop, Inc.	55,844	3,068,628
Washington Federal, Inc.	164,122	5,439,003
Washington Trust Bancorp, Inc.	30,206	1,564,973
Waterstone Financial, Inc.	49,309	816,557
WesBanco, Inc.	105,888	4,269,404
West Bancorp, Inc.	31,399	658,437
Westamerica Bancorp	51,951	3,336,293
Western New England Bancorp, Inc.	51,880	501,161
WSFS Financial Corp.	102,910	4,443,654
		492,409,676

Capital Goods 9.3%
AAON, Inc.	83,710	4,203,079
AAR Corp.	66,533	2,246,819
Actuant Corp., Class A	122,913	3,144,115
Advanced Drainage Systems, Inc.	73,349	2,057,439
Aegion Corp. *	64,360	1,281,408
Aerojet Rocketdyne Holdings, Inc. *	146,710	4,967,601
Aerovironment, Inc. *	42,738	2,930,117
Aircastle Ltd.	109,594	2,183,112
Alamo Group, Inc.	19,476	2,018,493
Albany International Corp., Class A	58,206	4,305,498
Allied Motion Technologies, Inc.	14,454	529,161
Altra Industrial Motion Corp.	121,248	4,545,588
Ameresco, Inc., Class A *	37,400	563,244
American Woodmark Corp. *	28,231	2,538,814
Apogee Enterprises, Inc.	53,824	2,169,107
Applied Industrial Technologies, Inc.	77,596	4,651,104
Argan, Inc.	29,620	1,416,428
Security	Number of Shares	Value ($)
Armstrong Flooring, Inc. *	44,567	645,776
Astec Industries, Inc.	46,303	1,560,874
Astronics Corp. *	43,278	1,442,889
Atkore International Group, Inc. *	79,493	1,968,247
Axon Enterprise, Inc. *	116,156	7,375,906
AZZ, Inc.	52,101	2,474,276
Babcock & Wilcox Enterprises, Inc. *	60,000	20,946
Barnes Group, Inc.	96,994	5,394,806
Beacon Roofing Supply, Inc. *	137,968	5,195,875
Blue Bird Corp. *	30,267	523,922
BlueLinx Holdings, Inc. *	17,481	449,611
BMC Stock Holdings, Inc. *	136,318	2,805,424
Briggs & Stratton Corp.	83,651	1,020,542
Builders FirstSource, Inc. *	229,068	3,156,557
Caesarstone Ltd.	46,942	710,232
CAI International, Inc. *	34,237	850,105
Chart Industries, Inc. *	62,212	5,491,453
CIRCOR International, Inc. *	32,697	1,102,543
Columbus McKinnon Corp.	45,195	1,778,875
Comfort Systems USA, Inc.	74,298	4,019,522
Commercial Vehicle Group, Inc. *	62,540	557,857
Continental Building Products, Inc. *	75,374	1,933,343
CSW Industrials, Inc. *	30,175	1,808,991
Cubic Corp.	63,553	3,608,539
Douglas Dynamics, Inc.	44,902	1,695,500
Ducommun, Inc. *	21,597	876,406
DXP Enterprises, Inc. *	32,568	1,396,842
Dycom Industries, Inc. *	61,545	3,052,017
EMCOR Group, Inc.	116,059	9,765,204
Encore Wire Corp.	41,262	2,446,424
Energous Corp. *(a)	48,917	248,009
Energy Recovery, Inc. *	72,215	702,652
EnerSys	87,731	6,070,108
Enphase Energy, Inc. *(a)	173,624	1,743,185
EnPro Industries, Inc.	41,345	3,072,760
ESCO Technologies, Inc.	51,553	3,866,475
EVI Industries, Inc. (a)	7,496	273,604
Evoqua Water Technologies Corp. *	153,689	2,093,244
Federal Signal Corp.	119,872	3,448,717
Foundation Building Materials, Inc. *	29,100	395,469
Franklin Electric Co., Inc.	93,870	4,586,488
FreightCar America, Inc. *	23,510	162,689
FuelCell Energy, Inc. *	210,648	55,190
GATX Corp.	76,012	5,862,806
Gencor Industries, Inc. *	17,250	208,208
Generac Holdings, Inc. *	123,101	6,769,324
General Finance Corp. *	21,620	201,066
Gibraltar Industries, Inc. *	64,892	2,574,266
Global Brass & Copper Holdings, Inc.	43,947	1,906,860
GMS, Inc. *	64,960	1,144,595
Graham Corp.	18,500	382,950
Granite Construction, Inc.	89,431	4,014,558
Great Lakes Dredge & Dock Corp. *	116,239	1,189,125
Griffon Corp.	72,262	1,417,780
H&E Equipment Services, Inc.	64,377	1,957,705
Harsco Corp. *	163,322	3,697,610
HC2 Holdings, Inc. *	83,090	177,813
Herc Holdings, Inc. *	48,577	2,339,468
Hillenbrand, Inc.	127,157	5,470,294
Hurco Cos., Inc.	13,045	513,060
Hyster-Yale Materials Handling, Inc.	21,050	1,402,351
IES Holdings, Inc. *	17,000	297,670
Infrastructure and Energy Alternatives, Inc. *	31,920	144,917
Insteel Industries, Inc.	37,201	778,989
JELD-WEN Holding, Inc. *	137,843	2,722,399
John Bean Technologies Corp.	63,317	6,951,573
Kadant, Inc.	22,029	2,160,825

17
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kaman Corp.	56,089	3,472,470
Kennametal, Inc.	164,737	6,704,796
Kratos Defense & Security Solutions, Inc. *	177,807	2,823,575
L.B. Foster Co., Class A *	20,486	440,244
Lawson Products, Inc. *	13,737	451,123
Lindsay Corp.	21,629	1,838,465
Lydall, Inc. *	34,205	841,785
Manitex International, Inc. *	31,814	243,059
Masonite International Corp. *	53,304	2,744,623
MasTec, Inc. *	128,194	6,493,026
Maxar Technologies, Inc. *(a)	116,691	575,287
Mercury Systems, Inc. *	94,910	6,930,328
Meritor, Inc. *	162,070	3,931,818
Milacron Holdings Corp. *	140,816	2,057,322
Miller Industries, Inc.	22,652	749,328
Moog, Inc., Class A	64,890	6,076,300
MRC Global, Inc. *	171,137	2,965,804
Mueller Industries, Inc.	115,217	3,360,880
Mueller Water Products, Inc., Class A	314,450	3,374,048
MYR Group, Inc. *	32,693	1,181,852
National Presto Industries, Inc.	10,105	1,076,182
Navistar International Corp. *	99,829	3,408,162
NCI Building Systems, Inc. *	84,156	481,372
NN, Inc.	86,187	779,130
Northwest Pipe Co. *	19,374	464,395
NOW, Inc. *	218,435	3,193,520
NV5 Global, Inc. *	18,813	1,191,615
Omega Flex, Inc.	6,050	512,193
Orion Group Holdings, Inc. *	56,110	145,325
Park-Ohio Holdings Corp.	18,496	677,508
Patrick Industries, Inc. *	46,486	2,318,257
PGT Innovations, Inc. *	113,838	1,668,865
Plug Power, Inc. *(a)	436,359	1,086,534
Powell Industries, Inc.	18,157	531,092
Preformed Line Products Co.	6,271	353,622
Primoris Services Corp.	84,315	1,848,185
Proto Labs, Inc. *	54,792	6,015,614
Quanex Building Products Corp.	66,485	1,111,629
Raven Industries, Inc.	72,371	2,815,956
RBC Bearings, Inc. *	48,472	6,667,324
REV Group, Inc.	60,226	764,268
Rexnord Corp. *	211,396	6,045,926
Rush Enterprises, Inc., Class A	60,491	2,565,423
Rush Enterprises, Inc., Class B	8,930	375,060
Simpson Manufacturing Co., Inc.	83,906	5,343,134
SiteOne Landscape Supply, Inc. *	82,357	5,542,626
Spartan Motors, Inc.	70,590	656,487
SPX Corp. *	87,407	3,190,355
SPX FLOW, Inc. *	85,434	3,070,498
Standex International Corp.	25,465	1,682,473
Sterling Construction Co., Inc. *	54,212	735,115
Sun Hydraulics Corp.	58,386	3,055,923
Sunrun, Inc. *	195,536	2,974,103
Systemax, Inc.	24,861	564,593
Tennant Co.	36,228	2,404,815
Textainer Group Holdings Ltd. *	56,401	540,886
The Eastern Co.	11,372	325,922
The Gorman-Rupp Co.	35,678	1,188,077
The Greenbrier Cos., Inc.	63,675	2,262,373
The KeyW Holding Corp. *	98,972	1,122,342
The Manitowoc Co., Inc. *	70,959	1,267,328
Thermon Group Holdings, Inc. *	65,493	1,689,064
Titan International, Inc.	104,346	723,118
Titan Machinery, Inc. *	38,753	666,552
TPI Composites, Inc. *	29,560	914,882
Trex Co., Inc. *	119,825	8,300,278
TriMas Corp. *	93,143	2,880,913
Triton International Ltd.	105,000	3,459,750
Security	Number of Shares	Value ($)
Triumph Group, Inc.	98,768	2,343,765
Tutor Perini Corp. *	75,741	1,512,548
Twin Disc, Inc. *	18,460	349,632
Universal Forest Products, Inc.	121,022	4,471,763
Vectrus, Inc. *	22,619	917,200
Veritiv Corp. *	23,031	642,335
Vicor Corp. *	35,336	1,325,453
Vivint Solar, Inc. *	78,923	426,973
Wabash National Corp.	110,017	1,659,056
Watts Water Technologies, Inc., Class A	56,145	4,805,451
Wesco Aircraft Holdings, Inc. *	109,114	920,922
Willis Lease Finance Corp. *	6,462	321,291
WillScot Corp. *	77,678	1,046,323
Woodward, Inc.	108,411	11,805,958
		392,349,000

Commercial & Professional Services 4.1%
ABM Industries, Inc.	134,155	5,093,865
Acacia Research Corp. *	95,890	304,930
ACCO Brands Corp.	204,126	1,865,712
Advanced Disposal Services, Inc. *	147,043	4,755,371
ASGN, Inc. *	102,596	6,467,652
Barrett Business Services, Inc.	14,233	1,037,016
BG Staffing, Inc.	17,428	407,292
Brady Corp., Class A	96,507	4,708,577
BrightView Holdings, Inc. *	60,609	972,168
Casella Waste Systems, Inc., Class A *	87,776	3,275,800
CBIZ, Inc. *	104,196	2,012,025
CECO Environmental Corp. *	61,489	477,155
Charah Solutions, Inc. *	19,137	134,724
Cimpress N.V. *	44,736	4,044,134
CompX International, Inc.	2,900	45,153
Covanta Holding Corp.	237,177	4,285,788
CRA International, Inc.	16,204	843,904
Deluxe Corp.	93,965	4,202,115
Ennis, Inc.	51,499	1,039,250
Exponent, Inc.	104,762	5,931,624
Forrester Research, Inc.	21,202	1,078,334
Franklin Covey Co. *	19,948	568,717
FTI Consulting, Inc. *	77,058	6,548,389
GP Strategies Corp. *	24,376	310,306
Healthcare Services Group, Inc.	150,245	5,085,793
Heidrick & Struggles International, Inc.	37,813	1,352,949
Heritage-Crystal Clean, Inc. *	30,558	877,931
Herman Miller, Inc.	119,168	4,626,102
HNI Corp.	87,706	3,219,687
Huron Consulting Group, Inc. *	44,648	2,157,838
ICF International, Inc.	36,597	2,849,808
InnerWorkings, Inc. *	90,190	304,842
Insperity, Inc.	77,607	9,278,693
Interface, Inc.	120,113	1,926,613
Kelly Services, Inc., Class A	62,727	1,396,303
Kforce, Inc.	46,827	1,686,709
Kimball International, Inc., Class B	73,109	1,144,887
Knoll, Inc.	97,777	2,135,450
Korn Ferry	114,846	5,400,059
LSC Communications, Inc.	67,322	470,581
Matthews International Corp., Class A	63,301	2,535,838
McGrath RentCorp	48,772	3,023,864
Mistras Group, Inc. *	36,028	493,944
Mobile Mini, Inc.	89,992	3,241,512
MSA Safety, Inc.	68,960	7,579,394
Multi-Color Corp.	28,110	1,402,689
Navigant Consulting, Inc.	85,836	1,959,636
NL Industries, Inc. *	14,900	52,895
PICO Holdings, Inc. *	39,800	454,914
Pitney Bowes, Inc.	381,907	2,715,359

18
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Quad Graphics, Inc.	64,106	782,734
Resources Connection, Inc.	59,954	962,861
RR Donnelley & Sons Co.	141,466	653,573
SP Plus Corp. *	45,343	1,565,240
Steelcase, Inc., Class A	173,554	3,000,749
Team, Inc. *	58,966	996,525
Tetra Tech, Inc.	112,418	7,275,693
The Brink's Co.	101,727	8,131,039
TriNet Group, Inc. *	88,160	5,495,894
TrueBlue, Inc. *	81,225	1,962,396
UniFirst Corp.	30,867	4,880,999
Upwork, Inc. *	26,129	522,319
US Ecology, Inc.	44,197	2,696,459
Viad Corp.	41,077	2,518,431
VSE Corp.	18,008	550,505
WageWorks, Inc. *	80,478	3,926,522
Willdan Group, Inc. *	19,847	784,552
		174,490,782

Consumer Durables & Apparel 2.9%
Acushnet Holdings Corp.	69,905	1,762,305
American Outdoor Brands Corp. *	108,778	1,071,463
Bassett Furniture Industries, Inc.	20,009	355,360
Beazer Homes USA, Inc. *	60,165	799,593
Callaway Golf Co.	190,038	3,337,067
Cavco Industries, Inc. *	17,193	2,145,171
Century Communities, Inc. *	52,467	1,334,236
Clarus Corp.	42,566	571,236
Crocs, Inc. *	134,272	3,739,475
Culp, Inc.	23,369	479,532
Deckers Outdoor Corp. *	59,195	9,365,241
Escalade, Inc.	20,400	245,616
Ethan Allen Interiors, Inc.	48,614	1,074,369
Flexsteel Industries, Inc.	15,246	330,228
Fossil Group, Inc. *	92,206	1,205,132
G-III Apparel Group Ltd. *	87,664	3,782,702
GoPro, Inc., Class A *	231,035	1,365,417
Green Brick Partners, Inc. *	50,448	451,005
Hamilton Beach Brands Holding Co., Class A	13,375	242,087
Helen of Troy Ltd. *	52,092	7,501,248
Hooker Furniture Corp.	23,431	698,478
Hovnanian Enterprises, Inc., Class A *	9,575	145,732
Installed Building Products, Inc. *	44,051	2,115,770
iRobot Corp. *	54,649	5,658,357
Johnson Outdoors, Inc., Class A	9,967	764,170
KB Home	173,226	4,488,286
La-Z-Boy, Inc.	94,163	3,088,546
Legacy Housing Corp. *	9,140	110,868
LGI Homes, Inc. *	37,247	2,581,590
Lifetime Brands, Inc.	25,133	237,758
M.D.C. Holdings, Inc.	99,291	3,034,333
M/I Homes, Inc. *	54,486	1,534,871
Malibu Boats, Inc., Class A *	42,007	1,748,331
Marine Products Corp.	15,402	233,648
MasterCraft Boat Holdings, Inc. *	37,551	929,012
Meritage Homes Corp. *	77,184	3,947,962
Movado Group, Inc.	31,940	1,138,661
Nautilus, Inc. *	56,900	304,415
Oxford Industries, Inc.	33,681	2,797,544
Purple Innovation, Inc. *	10,300	59,328
Rocky Brands, Inc.	13,971	356,400
Roku, Inc. *	87,844	5,586,000
Skyline Champion Corp.	68,176	1,439,195
Sonos, Inc. *	32,995	360,305
Steven Madden Ltd.	176,150	6,403,052
Sturm, Ruger & Co., Inc.	33,945	1,900,581
Security	Number of Shares	Value ($)
Superior Group of Cos., Inc.	19,075	319,315
Taylor Morrison Home Corp., Class A *	235,044	4,550,452
The Lovesac Co. *	11,080	436,497
The New Home Co., Inc. *	23,849	109,944
TopBuild Corp. *	72,013	5,129,486
TRI Pointe Group, Inc. *	287,194	3,747,882
Tupperware Brands Corp.	99,007	2,356,367
Turtle Beach Corp. *(a)	17,153	175,647
Unifi, Inc. *	31,966	645,713
Universal Electronics, Inc. *	27,534	1,047,669
Vera Bradley, Inc. *	44,049	540,922
Vista Outdoor, Inc. *	117,024	1,009,917
Vuzix Corp. *(a)	44,000	104,280
William Lyon Homes, Class A *	64,862	1,093,573
Wolverine World Wide, Inc.	186,649	6,870,550
YETI Holdings, Inc. *(a)	34,780	1,240,950
ZAGG, Inc. *	52,521	432,773
		122,633,613

Consumer Services 3.8%
Adtalem Global Education, Inc. *	116,704	5,755,841
American Public Education, Inc. *	32,039	1,025,248
BBX Capital Corp.	132,653	734,898
Biglari Holdings, Inc., Class A *	191	140,767
Biglari Holdings, Inc., Class B *	1,810	252,187
BJ's Restaurants, Inc.	42,422	2,117,282
Bloomin' Brands, Inc.	167,314	3,344,607
Bluegreen Vacations Corp. (a)	15,000	228,000
Boyd Gaming Corp.	167,193	4,811,815
Brinker International, Inc.	75,610	3,233,840
Career Education Corp. *	137,508	2,495,770
Carriage Services, Inc.	35,601	624,798
Carrols Restaurant Group, Inc. *	71,430	700,728
Century Casinos, Inc. *	53,700	488,670
Chegg, Inc. *	219,883	7,838,829
Churchill Downs, Inc.	71,414	7,202,102
Chuy's Holdings, Inc. *	34,135	678,945
Cracker Barrel Old Country Store, Inc.	39,085	6,595,203
Dave & Buster's Entertainment, Inc.	78,655	4,470,750
Del Frisco's Restaurant Group, Inc. *	67,787	454,173
Del Taco Restaurants, Inc. *	63,082	633,974
Denny's Corp. *	124,037	2,309,569
Dine Brands Global, Inc.	33,753	2,992,541
Drive Shack, Inc. *	121,934	626,741
El Pollo Loco Holdings, Inc. *	45,189	577,515
Eldorado Resorts, Inc. *	133,154	6,573,813
Empire Resorts, Inc. *(a)	8,021	111,733
Everi Holdings, Inc. *	133,108	1,369,681
Fiesta Restaurant Group, Inc. *	47,134	596,716
Golden Entertainment, Inc. *	36,698	577,260
Houghton Mifflin Harcourt Co. *	209,386	1,492,922
International Speedway Corp., Class A	47,795	2,108,715
J Alexander's Holdings, Inc. *	25,627	281,641
Jack in the Box, Inc.	52,238	4,027,550
K12, Inc. *	75,552	2,275,626
Laureate Education, Inc., Class A *	192,024	3,022,458
Lindblad Expeditions Holdings, Inc. *	43,555	706,027
Marriott Vacations Worldwide Corp.	78,717	8,314,877
Monarch Casino & Resort, Inc. *	22,806	973,588
Nathan's Famous, Inc.	5,520	381,156
Noodles & Co. *	29,936	214,042
Papa John's International, Inc. (a)	44,818	2,292,889
Penn National Gaming, Inc. *	223,200	4,836,744
Planet Fitness, Inc., Class A *	179,034	13,552,874
PlayAGS, Inc. *	44,872	1,082,313
Potbelly Corp. *	43,800	389,820
RCI Hospitality Holdings, Inc.	18,724	426,345

19
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Red Lion Hotels Corp. *	33,245	263,300
Red Robin Gourmet Burgers, Inc. *	26,044	834,189
Red Rock Resorts, Inc., Class A	140,851	3,800,160
Regis Corp. *	61,920	1,159,142
Ruth's Hospitality Group, Inc.	58,787	1,527,286
Scientific Games Corp., Class A *	112,146	2,593,937
SeaWorld Entertainment, Inc. *	110,898	2,952,105
Shake Shack, Inc., Class A *	49,769	3,050,840
Sotheby's *	67,512	2,847,656
Speedway Motorsports, Inc.	23,875	438,106
Strategic Education, Inc.	42,256	6,057,398
Texas Roadhouse, Inc.	137,506	7,426,699
The Cheesecake Factory, Inc.	85,783	4,256,552
The Habit Restaurants, Inc., Class A *	42,369	451,654
Town Sports International Holdings, Inc. *	26,900	97,647
Weight Watchers International, Inc. *	78,167	1,596,170
Wingstop, Inc.	58,793	4,425,349
		159,721,773

Diversified Financials 3.3%
AG Mortgage Investment Trust, Inc.	58,703	1,004,408
Anworth Mortgage Asset Corp.	199,439	835,649
Apollo Commercial Real Estate Finance, Inc.	249,675	4,678,909
Arbor Realty Trust, Inc. (a)	148,265	2,025,300
Ares Commercial Real Estate Corp.	54,456	827,731
Arlington Asset Investment Corp., Class A	58,250	457,263
ARMOUR Residential REIT, Inc.	102,734	1,960,165
Artisan Partners Asset Management, Inc., Class A	97,790	2,771,369
Ashford, Inc. *	1,520	84,208
Associated Capital Group, Inc., Class A (a)	4,800	198,288
B. Riley Financial, Inc.	42,099	763,255
Banco Latinoamericano de Comercio Exterior, S.A., Class E	62,288	1,347,289
Blackstone Mortgage Trust, Inc., Class A	231,221	8,229,155
Blucora, Inc. *	96,635	3,382,225
BrightSphere Investment Group plc	163,853	2,402,085
Cannae Holdings, Inc. *	139,157	3,572,160
Capstead Mortgage Corp.	170,906	1,468,083
Cherry Hill Mortgage Investment Corp.	32,246	556,566
Cohen & Steers, Inc.	45,389	2,276,258
Colony Credit Real Estate, Inc.	169,670	2,636,672
Cowen, Inc. *	55,475	929,206
Curo Group Holdings Corp. *	24,576	327,352
Diamond Hill Investment Group, Inc.	6,684	965,704
Donnelley Financial Solutions, Inc. *	68,363	1,046,638
Dynex Capital, Inc.	137,418	838,250
Elevate Credit, Inc. *	43,861	196,497
Encore Capital Group, Inc. *	52,653	1,487,974
Enova International, Inc. *	66,888	1,834,738
Exantas Capital Corp.	61,352	671,804
EZCORP, Inc., Class A *	105,596	1,147,829
Federated Investors, Inc., Class B	196,521	6,039,090
FGL Holdings	295,523	2,520,811
FirstCash, Inc.	86,398	8,439,357
Focus Financial Partners, Inc., Class A *	53,657	2,012,137
GAIN Capital Holdings, Inc.	56,210	296,227
GAMCO Investors, Inc., Class A	10,071	218,339
Granite Point Mortgage Trust, Inc.	102,474	1,970,575
Great Ajax Corp.	31,800	455,376
Green Dot Corp., Class A *	97,741	6,232,944
Greenhill & Co., Inc.	35,543	736,096
Hamilton Lane, Inc., Class A	33,997	1,661,093
Houlihan Lokey, Inc.	68,760	3,391,243
INTL. FCStone, Inc. *	31,410	1,273,990
Invesco Mortgage Capital, Inc.	260,978	4,259,161
Security	Number of Shares	Value ($)
KKR Real Estate Finance Trust, Inc.	43,968	886,835
Ladder Capital Corp.	187,560	3,263,544
Ladenburg Thalmann Financial Services, Inc.	206,135	756,515
LendingClub Corp. *	646,317	2,055,288
Marlin Business Services Corp.	17,000	370,430
Moelis & Co., Class A	90,582	3,709,333
Nelnet, Inc., Class A	37,692	2,188,021
New York Mortgage Trust, Inc.	344,371	2,169,537
On Deck Capital, Inc. *	103,472	564,957
Oppenheimer Holdings, Inc., Class A	19,926	523,058
Orchid Island Capital, Inc.	96,769	635,772
PennyMac Mortgage Investment Trust	122,210	2,566,410
Piper Jaffray Cos.	29,017	2,338,770
PJT Partners, Inc., Class A	40,652	1,752,914
PRA Group, Inc. *	90,137	2,534,652
Pzena Investment Management, Inc., Class A	34,400	342,280
Ready Capital Corp.	59,217	894,769
Redwood Trust, Inc.	193,096	3,159,051
Regional Management Corp. *	18,310	453,539
Safeguard Scientifics, Inc. *	38,500	440,440
Siebert Financial Corp. *	13,700	143,439
Silvercrest Asset Management Group, Inc., Class A	15,600	226,824
Stifel Financial Corp.	140,700	8,395,569
TPG RE Finance Trust, Inc.	71,162	1,402,603
Value Line, Inc.	1,900	43,985
Virtus Investment Partners, Inc.	13,560	1,662,592
Waddell & Reed Financial, Inc., Class A	151,094	2,829,991
Western Asset Mortgage Capital Corp.	93,376	982,316
Westwood Holdings Group, Inc.	16,567	518,381
WisdomTree Investments, Inc.	235,519	1,695,737
World Acceptance Corp. *	12,466	1,620,455
		141,557,476

Energy 3.5%
Abraxas Petroleum Corp. *	333,304	459,960
Adams Resources & Energy, Inc.	4,584	165,712
Alta Mesa Resources, Inc., Class A *	192,120	42,266
Approach Resources, Inc. *	96,530	32,994
Arch Coal, Inc., Class A	35,315	3,424,849
Archrock, Inc.	257,567	2,604,002
Ardmore Shipping Corp. *	65,290	455,724
Basic Energy Services, Inc. *	36,000	90,720
Berry Petroleum Corp.	112,768	1,281,044
Bonanza Creek Energy, Inc. *	37,764	908,979
Bristow Group, Inc. *(a)	63,782	32,210
C&J Energy Services, Inc. *	129,086	1,813,658
Cactus, Inc., Class A *	76,761	2,786,424
California Resources Corp. *	91,648	1,931,940
Callon Petroleum Co. *	460,775	3,460,420
CARBO Ceramics, Inc. *	38,723	105,327
Carrizo Oil & Gas, Inc. *	177,499	2,275,537
Clean Energy Fuels Corp. *	274,202	860,994
CONSOL Energy, Inc. *	55,735	1,889,417
Covia Holdings Corp. *	65,239	313,800
CVR Energy, Inc.	37,080	1,691,219
Dawson Geophysical Co. *	39,500	110,600
Delek US Holdings, Inc.	164,725	6,104,708
Denbury Resources, Inc. *	926,568	2,066,247
DHT Holdings, Inc.	187,337	998,506
Diamond Offshore Drilling, Inc. *	131,917	1,280,914
DMC Global, Inc.	28,855	1,999,652
Dorian LPG Ltd. *	57,218	458,888
Dril-Quip, Inc. *	72,101	3,140,720
Earthstone Energy, Inc., Class A *	37,690	252,523

20
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Energy Fuels, Inc. *	175,442	526,326
EP Energy Corp., Class A *	88,300	25,113
Era Group, Inc. *	39,630	382,033
Evolution Petroleum Corp.	49,480	347,844
Exterran Corp. *	64,665	919,536
Forum Energy Technologies, Inc. *	164,959	986,455
Frank's International N.V. *	149,317	872,011
Frontline Ltd. *(a)	154,121	1,262,251
FTS International, Inc. *	66,200	685,170
GasLog Ltd.	81,717	1,277,237
Golar LNG Ltd.	191,641	3,744,665
Goodrich Petroleum Corp. *	18,729	256,400
Green Plains, Inc.	80,805	1,403,583
Gulfport Energy Corp. *	354,277	2,320,514
Halcon Resources Corp. *(a)	276,078	358,901
Hallador Energy Co.	33,360	172,138
Helix Energy Solutions Group, Inc. *	285,425	2,232,024
HighPoint Resources Corp. *	216,854	594,180
Independence Contract Drilling, Inc. *	96,360	272,699
International Seaways, Inc. *	44,827	798,817
ION Geophysical Corp. *	22,100	282,659
Isramco, Inc. *	1,400	162,330
Jagged Peak Energy, Inc. *	129,144	1,365,052
Keane Group, Inc. *	103,762	1,088,463
Key Energy Services, Inc. *	20,930	87,487
KLX Energy Services Holdings, Inc. *	41,020	1,150,611
Laredo Petroleum, Inc. *	319,629	965,280
Liberty Oilfield Services, Inc., Class A	89,395	1,332,879
Lilis Energy, Inc. *	85,300	109,184
Mammoth Energy Services, Inc.	25,335	394,973
Matador Resources Co. *	212,910	4,192,198
Matrix Service Co. *	53,036	1,040,036
McDermott International, Inc. *	362,581	2,933,280
Midstates Petroleum Co., Inc. *	31,359	400,454
Montage Resources Corp. *	12,907	143,526
NACCO Industries, Inc., Class A	7,792	318,615
Natural Gas Services Group, Inc. *	24,300	390,501
NCS Multistage Holdings, Inc. *	18,000	71,460
Newpark Resources, Inc. *	180,975	1,321,118
NextDecade Corp. *(a)	14,700	81,585
Nine Energy Service, Inc. *	30,014	604,182
Noble Corp. plc *	510,476	1,342,552
Nordic American Tankers Ltd.	290,238	621,109
Northern Oil & Gas, Inc. *	393,642	1,043,151
Nuverra Environmental Solutions, Inc. *	2,300	20,102
Oasis Petroleum, Inc. *	545,134	3,325,317
Oceaneering International, Inc. *	199,703	3,834,298
Oil States International, Inc. *	121,949	2,356,055
Overseas Shipholding Group, Inc., Class A *	119,511	217,510
Panhandle Oil & Gas, Inc., Class A	30,730	460,950
Par Pacific Holdings, Inc. *	64,405	1,258,474
PDC Energy, Inc. *	134,693	5,857,799
Peabody Energy Corp.	158,571	4,562,088
Penn Virginia Corp. *	25,401	1,140,505
Pioneer Energy Services Corp. *	162,212	282,249
Profire Energy, Inc. *	44,000	69,520
ProPetro Holding Corp. *	143,057	3,165,851
Quintana Energy Services, Inc. *	10,200	48,552
Renewable Energy Group, Inc. *	74,877	1,806,033
REX American Resources Corp. *	11,411	964,344
RigNet, Inc. *	28,854	270,939
Ring Energy, Inc. *	112,699	583,781
Rosehill Resources, Inc. *	2,300	10,833
SandRidge Energy, Inc. *	63,258	528,837
Scorpio Tankers, Inc.	92,623	2,387,821
SEACOR Holdings, Inc. *	34,293	1,527,410
SEACOR Marine Holdings, Inc. *	33,847	459,642
Security	Number of Shares	Value ($)
Select Energy Services, Inc., Class A *	91,663	1,055,958
SemGroup Corp., Class A	161,003	2,102,699
Ship Finance International Ltd.	162,502	2,073,526
SilverBow Resources, Inc. *	14,100	255,774
Smart Sand, Inc. *	48,150	189,230
Solaris Oilfield Infrastructure, Inc., Class A	53,479	908,608
Southwestern Energy Co. *	1,192,475	4,710,276
SRC Energy, Inc. *	488,445	3,003,937
Superior Energy Services, Inc. *	310,359	1,114,189
Talos Energy, Inc. *	41,539	1,233,708
Teekay Corp. (a)	135,000	561,600
Teekay Tankers Ltd., Class A *	390,532	425,680
Tellurian, Inc. *(a)	171,888	1,632,936
TETRA Technologies, Inc. *	253,261	602,761
Tidewater, Inc. *	60,703	1,365,818
Ultra Petroleum Corp. *	303,100	127,423
Unit Corp. *	106,672	1,446,472
Uranium Energy Corp. *(a)	366,940	517,385
US Silica Holdings, Inc.	157,621	2,493,564
W&T Offshore, Inc. *	188,101	1,200,084
World Fuel Services Corp.	135,948	4,193,996
Zion Oil & Gas, Inc. *	122,348	68,307
		150,343,377

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	258,414	7,326,037
Ingles Markets, Inc., Class A	28,931	794,156
Natural Grocers by Vitamin Cottage, Inc. *	17,200	212,936
Performance Food Group Co. *	206,049	8,437,707
PriceSmart, Inc.	44,768	2,677,574
Rite Aid Corp. *(a)	108,370	992,669
Smart & Final Stores, Inc. *	44,995	293,817
SpartanNash, Co.	72,304	1,169,156
The Andersons, Inc.	54,556	1,783,981
The Chefs' Warehouse, Inc. *	44,264	1,446,547
United Natural Foods, Inc. *	103,900	1,342,388
Village Super Market, Inc., Class A	17,018	499,989
Weis Markets, Inc.	19,538	821,573
		27,798,530

Food, Beverage & Tobacco 1.6%
22nd Century Group, Inc. *(a)	230,180	504,094
Alico, Inc.	5,524	153,457
B&G Foods, Inc. (a)	132,930	3,456,180
Cal-Maine Foods, Inc.	63,186	2,597,576
Calavo Growers, Inc.	32,217	3,086,711
Castle Brands, Inc. *	201,300	128,751
Celsius Holdings, Inc. *(a)	43,000	178,020
Coca-Cola Consolidated, Inc.	9,502	3,088,435
Craft Brew Alliance, Inc. *	25,482	359,551
Darling Ingredients, Inc. *	332,298	7,247,419
Dean Foods Co.	184,411	313,499
Farmer Brothers Co. *	20,644	416,183
Fresh Del Monte Produce, Inc.	61,758	1,822,479
Freshpet, Inc. *	53,154	2,373,858
Hostess Brands, Inc. *	200,639	2,688,563
J&J Snack Foods Corp.	30,506	4,794,933
John B. Sanfilippo & Son, Inc.	17,409	1,255,363
Lancaster Colony Corp.	38,259	5,689,496
Landec Corp. *	48,683	511,658
Limoneira Co.	30,097	687,416
MGP Ingredients, Inc.	26,875	2,361,506
National Beverage Corp.	23,860	1,336,160
Primo Water Corp. *	67,763	1,067,267
Pyxus International, Inc. *(a)	17,377	396,717
Sanderson Farms, Inc.	40,200	6,095,526

21
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Seneca Foods Corp., Class A *	14,490	358,628
The Boston Beer Co., Inc., Class A *	16,725	5,184,917
The Simply Good Foods Co. *	123,791	2,780,346
Tootsie Roll Industries, Inc.	34,074	1,323,093
Turning Point Brands, Inc.	16,327	698,306
Universal Corp.	49,852	2,685,029
Vector Group Ltd.	207,159	1,974,225
		67,615,362

Health Care Equipment & Services 6.2%
AAC Holdings, Inc. *(a)	26,363	42,444
Accuray, Inc. *	175,921	728,313
Addus HomeCare Corp. *	19,674	1,335,865
Allscripts Healthcare Solutions, Inc. *	351,353	3,467,854
Amedisys, Inc. *	54,020	6,904,836
American Renal Associates Holdings, Inc. *	27,540	189,475
AMN Healthcare Services, Inc. *	93,555	4,870,473
AngioDynamics, Inc. *	73,422	1,508,088
Antares Pharma, Inc. *	293,600	789,784
Apollo Medical Holdings, Inc. *	6,306	122,021
AtriCure, Inc. *	74,966	2,250,479
Atrion Corp.	2,876	2,530,880
Avanos Medical, Inc. *	94,884	3,980,384
AxoGen, Inc. *	68,626	1,611,339
Axonics Modulation Technologies, Inc. *	13,550	273,710
BioScrip, Inc. *	251,062	482,039
BioTelemetry, Inc. *	66,922	3,640,557
Brookdale Senior Living, Inc. *	377,212	2,331,170
Capital Senior Living Corp. *	52,050	218,610
Cardiovascular Systems, Inc. *	68,724	2,442,451
Castlight Health, Inc., Class B *	161,465	602,264
Cerus Corp. *	270,356	1,657,282
Community Health Systems, Inc. *	175,170	602,585
Computer Programs & Systems, Inc.	23,667	719,240
CONMED Corp.	50,921	4,075,208
CorVel Corp. *	18,196	1,306,473
Cross Country Healthcare, Inc. *	73,057	515,052
CryoLife, Inc. *	71,718	2,198,874
CryoPort, Inc. *(a)	55,064	774,750
Cutera, Inc. *	28,232	500,836
CytoSorbents Corp. *	61,831	445,183
Diplomat Pharmacy, Inc. *	114,422	638,475
ElectroCore, Inc. *	24,895	155,594
Endologix, Inc. *	21,209	136,162
Enzo Biochem, Inc. *	93,733	325,254
Evolent Health, Inc., Class A *	138,088	1,871,092
FONAR Corp. *	13,161	261,114
Genesis Healthcare, Inc. *	120,745	156,969
GenMark Diagnostics, Inc. *	105,208	761,706
Glaukos Corp. *	68,967	4,974,590
Globus Medical, Inc., Class A *	150,165	6,770,940
Guardant Health, Inc. *	29,396	1,925,732
Haemonetics Corp. *	103,894	9,067,868
HealthEquity, Inc. *	109,503	7,418,828
HealthStream, Inc. *	52,021	1,361,910
Helius Medical Technologies, Inc. *(a)	34,800	85,260
Heska Corp. *	13,847	1,075,358
HMS Holdings Corp. *	167,919	5,109,775
Inogen, Inc. *	36,220	3,162,006
Inovalon Holdings, Inc., Class A *	139,316	1,884,946
Inspire Medical Systems, Inc. *	30,034	1,552,457
Integer Holdings Corp. *	63,154	4,363,310
IntriCon Corp. *	14,944	349,241
Invacare Corp.	67,591	500,173
iRadimed Corp. *	7,540	188,575
iRhythm Technologies, Inc. *	48,633	3,711,184
Security	Number of Shares	Value ($)
Lantheus Holdings, Inc. *	74,831	1,807,917
LeMaitre Vascular, Inc.	31,918	921,792
LHC Group, Inc. *	59,588	6,620,823
LivaNova plc *	98,425	6,780,498
Magellan Health, Inc. *	48,891	3,422,370
Medidata Solutions, Inc. *	117,003	10,570,051
Meridian Bioscience, Inc.	84,681	974,678
Merit Medical Systems, Inc. *	107,775	6,054,800
Mesa Laboratories, Inc.	6,836	1,618,013
NantHealth, Inc. *(a)	30,500	21,045
National HealthCare Corp.	24,791	1,869,985
National Research Corp., Class A	22,897	906,263
Natus Medical, Inc. *	65,893	1,763,297
Neogen Corp. *	101,727	6,170,760
Neuronetics, Inc. *	25,839	430,736
Nevro Corp. *	58,898	3,634,596
NextGen Healthcare, Inc. *	109,632	2,059,985
Novocure Ltd. *	148,705	6,553,429
NuVasive, Inc. *	103,909	6,296,885
Nuvectra Corp. *	33,570	316,901
Omnicell, Inc. *	78,288	6,291,224
OraSure Technologies, Inc. *	121,433	1,148,756
Orthofix Medical, Inc. *	35,442	1,941,867
OrthoPediatrics Corp. *	15,782	642,959
Owens & Minor, Inc.	123,127	419,863
Oxford Immunotec Global plc *	52,600	853,698
Patterson Cos., Inc.	166,263	3,631,184
PetIQ, Inc. *	31,894	876,128
Pulse Biosciences, Inc. *(a)	22,140	354,683
Quidel Corp. *	69,374	4,435,774
Quorum Health Corp. *	53,300	109,265
R1 RCM, Inc. *	208,666	2,184,733
RadNet, Inc. *	80,180	970,980
Rockwell Medical, Inc. *(a)	93,610	450,264
RTI Surgical Holdings, Inc. *	113,346	613,202
SeaSpine Holdings Corp. *	30,847	454,376
Select Medical Holdings Corp. *	220,440	3,167,723
Senseonics Holdings, Inc. *(a)	176,516	411,282
SI-BONE, Inc. *	16,230	275,910
Sientra, Inc. *	48,382	407,376
Simulations Plus, Inc.	23,689	533,713
STAAR Surgical Co. *	88,606	2,877,923
Surgery Partners, Inc. *	39,118	423,648
Surmodics, Inc. *	26,458	1,149,336
Tabula Rasa HealthCare, Inc. *	35,921	1,913,152
Tactile Systems Technology, Inc. *	35,478	1,765,385
Tandem Diabetes Care, Inc. *	103,004	6,325,476
Teladoc Health, Inc. *	135,517	7,708,207
Tenet Healthcare Corp. *	169,775	3,718,073
The Ensign Group, Inc.	100,862	5,196,410
The Providence Service Corp. *	22,746	1,508,742
Tivity Health, Inc. *	96,652	2,089,616
TransEnterix, Inc. *(a)	337,536	675,072
Triple-S Management Corp., Class B *	43,681	992,432
U.S. Physical Therapy, Inc.	25,261	2,942,654
Utah Medical Products, Inc.	7,060	595,864
Vapotherm, Inc. *	9,090	153,894
Varex Imaging Corp. *	76,910	2,525,724
ViewRay, Inc. *	129,728	902,907
Vocera Communications, Inc. *	60,907	1,939,888
Wright Medical Group N.V. *	252,101	7,454,627
		262,755,852

Household & Personal Products 0.5%
Central Garden & Pet Co. *	21,424	578,020
Central Garden & Pet Co., Class A *	83,295	2,039,062
Edgewell Personal Care Co. *	109,122	4,499,100

22
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
elf Beauty, Inc. *	47,046	601,718
Inter Parfums, Inc.	35,070	2,542,224
Medifast, Inc.	23,583	3,459,390
Natural Health Trends Corp. (a)	14,970	173,053
Nature's Sunshine Products, Inc. *	18,214	163,926
Oil-Dri Corp. of America	9,987	317,686
Revlon, Inc., Class A *(a)	17,022	363,420
USANA Health Sciences, Inc. *	25,645	2,140,332
WD-40 Co.	27,632	4,649,084
		21,527,015

Insurance 2.7%
Ambac Financial Group, Inc. *	91,765	1,716,006
American Equity Investment Life Holding Co.	181,020	5,323,798
AMERISAFE, Inc.	38,965	2,307,507
Argo Group International Holdings Ltd.	65,572	5,119,206
Citizens, Inc. *(a)	99,061	669,652
CNO Financial Group, Inc.	332,920	5,509,826
Crawford & Co., Class B	20,941	184,700
Donegal Group, Inc., Class A	18,452	249,102
eHealth, Inc. *	44,234	2,686,773
EMC Insurance Group, Inc.	19,080	612,659
Employers Holdings, Inc.	65,308	2,803,019
Enstar Group Ltd. *	24,393	4,323,903
FBL Financial Group, Inc., Class A	19,871	1,241,341
FedNat Holding Co.	22,366	363,895
Genworth Financial, Inc., Class A *	1,023,298	3,878,299
Global Indemnity Ltd.	16,555	509,894
Goosehead Insurance, Inc., Class A	20,047	610,832
Greenlight Capital Re Ltd., Class A *	57,521	689,102
Hallmark Financial Services, Inc. *	26,732	306,883
HCI Group, Inc.	14,512	618,501
Health Insurance Innovations, Inc., Class A *(a)	25,788	601,376
Heritage Insurance Holdings, Inc.	40,062	546,446
Horace Mann Educators Corp.	83,644	3,226,986
Independence Holding Co.	9,248	354,013
Investors Title Co.	2,878	486,152
James River Group Holdings Ltd.	52,253	2,206,122
Kemper Corp.	106,753	9,594,960
Kingstone Cos., Inc.	18,310	212,579
Kinsale Capital Group, Inc.	39,622	2,876,557
Maiden Holdings Ltd.	131,188	85,731
MBIA, Inc. *	180,304	1,743,540
National General Holdings Corp.	131,369	3,238,246
National Western Life Group, Inc., Class A	4,631	1,235,180
NI Holdings, Inc. *	18,920	303,288
Primerica, Inc.	87,259	11,368,975
ProAssurance Corp.	107,664	4,040,630
Protective Insurance Corp., Class B	18,870	306,638
RLI Corp.	79,376	6,455,650
Safety Insurance Group, Inc.	29,755	2,764,835
Selective Insurance Group, Inc.	117,482	8,377,641
State Auto Financial Corp.	33,987	1,142,983
Stewart Information Services Corp.	47,371	2,013,741
The Navigators Group, Inc.	42,282	2,957,203
Third Point Reinsurance Ltd. *	149,950	1,740,920
Tiptree, Inc.	53,210	303,297
Trupanion, Inc. *(a)	51,751	1,697,433
United Fire Group, Inc.	43,005	1,875,448
United Insurance Holdings Corp.	40,963	627,553
Universal Insurance Holdings, Inc.	64,476	1,920,740
		114,029,761

Security	Number of Shares	Value ($)
Materials 3.8%
Advanced Emissions Solutions, Inc. (a)	39,022	440,949
AdvanSix, Inc. *	60,584	1,831,454
AgroFresh Solutions, Inc. *	59,500	189,805
AK Steel Holding Corp. *	635,804	1,538,646
Allegheny Technologies, Inc. *	254,086	6,331,823
American Vanguard Corp.	58,085	914,258
Amyris, Inc. *(a)	68,297	305,971
Balchem Corp.	64,896	6,587,593
Boise Cascade Co.	78,675	2,178,511
Carpenter Technology Corp.	94,828	4,710,107
Century Aluminum Co. *	99,488	836,694
Chase Corp.	14,720	1,378,822
Clearwater Paper Corp. *	32,283	651,148
Cleveland-Cliffs, Inc.	591,639	5,910,474
Coeur Mining, Inc. *	384,578	1,388,327
Commercial Metals Co.	237,087	4,099,234
Compass Minerals International, Inc.	69,260	3,974,831
Ferro Corp. *	167,525	2,993,672
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	395,056
Forterra, Inc. *(a)	37,450	173,768
FutureFuel Corp.	53,030	779,011
GCP Applied Technologies, Inc. *	145,672	4,193,897
Gold Resource Corp.	103,205	377,730
Greif, Inc., Class A	51,625	2,040,220
Greif, Inc., Class B	11,444	556,751
H.B. Fuller Co.	102,404	5,014,724
Hawkins, Inc.	19,583	722,809
Haynes International, Inc.	25,888	836,441
Hecla Mining Co.	925,331	1,943,195
Ingevity Corp. *	85,922	9,881,889
Innophos Holdings, Inc.	39,210	1,262,170
Innospec, Inc.	49,183	4,171,702
Intrepid Potash, Inc. *	196,158	729,708
Kaiser Aluminum Corp.	32,711	3,218,762
Koppers Holdings, Inc. *	40,801	1,091,019
Kraton Corp. *	62,477	2,050,495
Kronos Worldwide, Inc.	46,526	632,754
Livent Corp. *	301,433	3,249,448
Louisiana-Pacific Corp.	287,116	7,192,256
LSB Industries, Inc. *	45,165	264,215
Marrone Bio Innovations, Inc. *(a)	101,700	163,737
Materion Corp.	40,570	2,354,277
Minerals Technologies, Inc.	71,685	4,499,668
Myers Industries, Inc.	71,101	1,271,997
Neenah, Inc.	33,724	2,288,173
Olympic Steel, Inc.	19,559	317,247
OMNOVA Solutions, Inc. *	88,543	655,218
P.H. Glatfelter Co.	87,722	1,384,253
PolyOne Corp.	161,577	4,465,988
PQ Group Holdings, Inc. *	74,461	1,177,228
Quaker Chemical Corp.	26,439	5,917,577
Ramaco Resources, Inc. *	10,400	69,888
Rayonier Advanced Materials, Inc.	103,218	1,531,755
Ryerson Holding Corp. *	31,700	274,205
Schnitzer Steel Industries, Inc., Class A	52,542	1,246,296
Schweitzer-Mauduit International, Inc.	62,119	2,209,573
Sensient Technologies Corp.	86,289	6,050,585
Stepan Co.	41,132	3,806,355
Summit Materials, Inc., Class A *	226,118	3,961,587
SunCoke Energy, Inc. *	129,738	1,117,044
Synalloy Corp.	16,565	292,372
TimkenSteel Corp. *	80,758	818,886
Trecora Resources *	40,200	375,870
Tredegar Corp.	52,150	939,743

23
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Trinseo S.A.	87,175	3,918,516
Tronox Holdings plc, Class A *	188,780	2,669,349
UFP Technologies, Inc. *	13,677	497,843
United States Lime & Minerals, Inc.	3,900	315,588
Universal Stainless & Alloy Products, Inc. *	17,543	252,444
US Concrete, Inc. *	32,211	1,518,104
Valhi, Inc.	49,094	123,226
Verso Corp., Class A *	70,512	1,573,828
Warrior Met Coal, Inc.	87,109	2,700,379
Worthington Industries, Inc.	83,079	3,333,960
		161,133,098

Media & Entertainment 2.6%
AMC Entertainment Holdings, Inc., Class A	105,071	1,592,876
Beasley Broadcasting Group, Inc., Class A	15,050	55,234
Boston Omaha Corp., Class A *	10,547	248,382
Cardlytics, Inc. *	11,166	174,190
Care.com, Inc. *	39,747	665,762
Cargurus, Inc. *	101,516	4,135,762
Cars.com, Inc. *	139,464	2,902,246
Central European Media Enterprises Ltd., Class A *	179,409	710,460
Clear Channel Outdoor Holdings, Inc., Class A *	77,076	376,902
Daily Journal Corp. *	2,181	486,363
Emerald Expositions Events, Inc.	51,158	718,770
Entercom Communications Corp., Class A	262,051	1,802,911
Entravision Communications Corp., Class A	132,515	380,318
Eros International plc *	67,824	588,712
Fluent, Inc. *	68,506	481,597
Gannett Co., Inc.	229,131	2,137,792
Glu Mobile, Inc. *	227,378	2,487,515
Gray Television, Inc. *	162,263	3,801,822
Hemisphere Media Group, Inc. *	35,700	521,577
IMAX Corp. *	108,242	2,638,940
Liberty Latin America Ltd., Class A *	89,192	1,866,789
Liberty Latin America Ltd., Class C *	228,016	4,751,853
Liberty Media Corp. - Liberty Braves, Class A *	20,631	585,095
Liberty Media Corp. - Liberty Braves, Class C *	71,986	2,026,406
Liberty TripAdvisor Holdings, Inc., Class A *	146,384	2,157,700
LiveXLive Media, Inc. *(a)	57,140	283,986
Loral Space & Communications, Inc. *	25,768	948,778
MDC Partners, Inc., Class A *	113,743	238,860
Meredith Corp.	80,148	4,728,732
MSG Networks, Inc., Class A *	119,624	2,754,941
National CineMedia, Inc.	153,758	1,073,231
New Media Investment Group, Inc.	122,765	1,312,358
Nexstar Media Group, Inc., Class A	90,751	10,622,405
QuinStreet, Inc. *	90,784	1,295,488
Reading International, Inc., Class A *	33,850	516,551
Rosetta Stone, Inc. *	40,663	1,025,521
Saga Communications, Inc., Class A	7,830	251,186
Scholastic Corp.	57,534	2,294,456
Sinclair Broadcast Group, Inc., Class A	136,737	6,261,187
TechTarget, Inc. *	41,610	694,471
TEGNA, Inc.	438,519	6,981,222
The E.W. Scripps Co., Class A	91,265	2,079,929
The Marcus Corp.	40,175	1,511,384
The Meet Group, Inc. *	146,077	812,188
The New York Times Co., Class A	266,445	8,832,652
Travelzoo *	9,000	158,130
Security	Number of Shares	Value ($)
Tribune Publishing Co. *	35,823	385,455
TrueCar, Inc. *	189,448	1,220,045
WideOpenWest, Inc. *	61,670	492,743
World Wrestling Entertainment, Inc., Class A	86,936	7,289,584
Yelp, Inc. *	164,308	6,582,178
		108,943,635

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Abeona Therapeutics, Inc. *	63,943	492,361
ACADIA Pharmaceuticals, Inc. *	229,031	5,508,196
Accelerate Diagnostics, Inc. *(a)	52,704	1,027,728
Acceleron Pharma, Inc. *	87,876	3,579,189
Achillion Pharmaceuticals, Inc. *	273,913	810,782
Aclaris Therapeutics, Inc. *	69,640	438,732
Acorda Therapeutics, Inc. *	89,134	931,450
Adamas Pharmaceuticals, Inc. *(a)	42,547	268,897
ADMA Biologics, Inc. *(a)	41,302	191,228
Aduro Biotech, Inc. *	130,400	533,336
Adverum Biotechnologies, Inc. *	113,955	735,010
Aeglea BioTherapeutics, Inc. *	39,266	268,972
Aerie Pharmaceuticals, Inc. *	71,841	2,740,734
Agenus, Inc. *	186,928	480,405
AgeX Therapeutics, Inc. *	19,423	88,569
Aimmune Therapeutics, Inc. *	89,032	1,793,104
Akcea Therapeutics, Inc. *(a)	26,688	669,602
Akebia Therapeutics, Inc. *	172,204	1,040,112
Akorn, Inc. *	188,731	509,574
Albireo Pharma, Inc. *	18,341	631,297
Alder Biopharmaceuticals, Inc. *	117,086	1,591,199
Aldeyra Therapeutics, Inc. *	41,710	344,942
Alector, Inc. *	11,378	225,967
Allakos, Inc. *	28,519	1,118,230
Allena Pharmaceuticals, Inc. *	21,600	133,272
Allogene Therapeutics, Inc. *(a)	44,571	1,334,901
AMAG Pharmaceuticals, Inc. *	68,529	764,784
Amicus Therapeutics, Inc. *	382,660	5,104,684
Amneal Pharmaceuticals, Inc. *	176,813	2,275,583
Amphastar Pharmaceuticals, Inc. *	70,355	1,518,964
Ampio Pharmaceuticals, Inc. *	211,320	120,410
AnaptysBio, Inc. *	42,805	3,112,780
ANI Pharmaceuticals, Inc. *	16,203	1,150,089
Anika Therapeutics, Inc. *	28,552	909,381
Apellis Pharmaceuticals, Inc. *	72,962	1,445,377
Aptinyx, Inc. *	25,190	96,982
Aquestive Therapeutics, Inc. *	23,379	133,494
Aratana Therapeutics, Inc. *	91,160	428,452
Arbutus Biopharma Corp. *	73,368	197,360
Arcus Biosciences, Inc. *	63,655	618,727
Ardelyx, Inc. *	90,736	308,502
Arena Pharmaceuticals, Inc. *	100,453	4,595,725
ArQule, Inc. *	220,828	1,318,343
Array BioPharma, Inc. *	426,902	9,652,254
Arrowhead Pharmaceuticals, Inc. *	190,103	3,418,052
Arvinas Holding Co. LLC *	15,490	323,276
Assembly Biosciences, Inc. *	42,215	666,153
Assertio Therapeutics, Inc. *	121,417	506,309
Atara Biotherapeutics, Inc. *	85,025	2,856,840
Athenex, Inc. *	87,529	864,787
Athersys, Inc. *(a)	240,352	372,546
Audentes Therapeutics, Inc. *	75,237	2,843,206
AVEO Pharmaceuticals, Inc. *(a)	201,030	185,531
Avid Bioservices, Inc. *	103,254	494,587
Avrobio, Inc. *	25,673	482,909
Bellicum Pharmaceuticals, Inc. *	88,014	268,443
BioCryst Pharmaceuticals, Inc. *	219,821	1,633,270

24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Biohaven Pharmaceutical Holding Co., Ltd. *	63,247	3,785,333
BioSpecifics Technologies Corp. *	11,371	761,857
BioTime, Inc. *(a)	233,687	289,772
Blueprint Medicines Corp. *	91,345	6,906,595
Calithera Biosciences, Inc. *	68,159	419,859
Calyxt, Inc. *(a)	11,460	182,787
Cambrex Corp. *	67,571	2,906,904
Cara Therapeutics, Inc. *	65,777	1,255,025
CareDx, Inc. *	70,840	1,927,556
CASI Pharmaceuticals, Inc. *(a)	105,221	343,020
Catalyst Biosciences, Inc. *	22,100	192,712
Catalyst Pharmaceuticals, Inc. *	197,984	1,136,428
Celcuity, Inc. *	10,900	245,250
Cellular Biomedicine Group, Inc. *	24,008	414,858
ChemoCentryx, Inc. *	45,247	600,428
Chimerix, Inc. *	102,059	275,559
ChromaDex Corp. *(a)	78,680	350,126
Clearside Biomedical, Inc. *(a)	52,100	64,604
Clovis Oncology, Inc. *	96,999	1,772,172
Codexis, Inc. *	105,225	2,072,933
Cohbar, Inc. *	50,453	123,610
Coherus Biosciences, Inc. *	104,999	1,671,584
Collegium Pharmaceutical, Inc. *	59,504	828,891
Concert Pharmaceuticals, Inc. *	41,670	428,368
Constellation Pharmaceuticals, Inc. *	32,312	424,903
Corbus Pharmaceuticals Holdings, Inc. *(a)	110,240	787,114
Corcept Therapeutics, Inc. *	197,338	2,443,044
Corvus Pharmaceuticals, Inc. *	25,900	109,557
Crinetics Pharmaceuticals, Inc. *	17,428	452,257
CTI BioPharma Corp. *(a)	95,500	93,571
Cue Biopharma, Inc. *(a)	38,898	330,244
Cyclerion Therapeutics, Inc. *	28,061	427,369
Cymabay Therapeutics, Inc. *	120,330	1,541,427
Cytokinetics, Inc. *	94,285	831,594
CytomX Therapeutics, Inc. *	91,429	869,490
Deciphera Pharmaceuticals, Inc. *	18,210	418,830
Denali Therapeutics, Inc. *	91,702	2,243,948
Dermira, Inc. *	71,700	795,153
Dicerna Pharmaceuticals, Inc. *	109,268	1,416,113
Dova Pharmaceuticals, Inc. *(a)	22,000	202,400
Durect Corp. *	301,576	166,319
Dynavax Technologies Corp. *	124,347	826,908
Eagle Pharmaceuticals, Inc. *	21,557	1,108,245
Editas Medicine, Inc. *	94,068	2,328,183
Eidos Therapeutics, Inc. *(a)	32,765	858,771
Eloxx Pharmaceuticals, Inc. *	46,319	553,049
Emergent BioSolutions, Inc. *	92,029	4,756,059
Enanta Pharmaceuticals, Inc. *	33,863	2,952,515
Endo International plc *	455,390	3,415,425
Epizyme, Inc. *	120,400	1,494,164
Equillium, Inc. *	10,650	66,456
Esperion Therapeutics, Inc. *(a)	46,193	1,990,918
Evelo Biosciences, Inc. *(a)	27,130	227,485
Evolus, Inc. *(a)	18,862	459,856
Fate Therapeutics, Inc. *	122,732	2,061,898
Fennec Pharmaceuticals, Inc. *	27,211	121,089
FibroGen, Inc. *	154,276	7,209,318
Five Prime Therapeutics, Inc. *	68,479	758,747
Flexion Therapeutics, Inc. *	68,117	722,040
Fluidigm Corp. *	65,845	904,710
Fortress Biotech, Inc. *(a)	75,653	120,288
Forty Seven, Inc. *	28,482	540,873
G1 Therapeutics, Inc. *	46,333	991,526
Genomic Health, Inc. *	42,357	2,724,826
Geron Corp. *(a)	348,068	633,484
Global Blood Therapeutics, Inc. *	108,258	5,997,493
Security	Number of Shares	Value ($)
GlycoMimetics, Inc. *	70,362	856,306
Gossamer Bio, Inc. *	22,395	379,819
Gritstone Oncology, Inc. *(a)	13,660	143,567
GTx, Inc. *(a)	10,550	11,500
Halozyme Therapeutics, Inc. *	252,773	4,077,229
Harpoon Therapeutics, Inc. *	5,538	65,016
Harvard Bioscience, Inc. *	74,682	289,019
Heron Therapeutics, Inc. *	140,230	3,040,186
Homology Medicines, Inc. *	34,913	751,328
Horizon Pharma plc *	365,253	9,324,909
Idera Pharmaceuticals, Inc. *	35,991	108,333
Immunic, Inc. *	1,415	19,640
ImmunoGen, Inc. *	291,747	697,275
Immunomedics, Inc. *	303,413	4,860,676
Innovate Biopharmaceuticals, Inc. *(a)	34,500	55,545
Innoviva, Inc. *	139,795	1,961,324
Inovio Pharmaceuticals, Inc. *(a)	178,593	671,510
Insmed, Inc. *	155,378	4,729,706
Insys Therapeutics, Inc. *(a)	53,079	228,240
Intellia Therapeutics, Inc. *	68,852	1,058,944
Intercept Pharmaceuticals, Inc. *	44,469	3,832,338
Intersect ENT, Inc. *	60,648	1,970,454
Intra-Cellular Therapies, Inc. *	92,197	1,214,235
Intrexon Corp. *(a)	151,066	654,116
Invitae Corp. *	144,113	3,403,949
Iovance Biotherapeutics, Inc. *	213,306	2,431,688
Ironwood Pharmaceuticals, Inc. *	286,274	3,403,798
Jounce Therapeutics, Inc. *	31,400	178,352
Kadmon Holdings, Inc. *	205,435	482,772
Kala Pharmaceuticals, Inc. *	32,134	249,360
Karyopharm Therapeutics, Inc. *	96,671	451,454
Kezar Life Sciences, Inc. *	25,483	480,864
Kindred Biosciences, Inc. *	71,822	638,498
Kiniksa Pharmaceuticals Ltd., Class A *	23,992	358,201
Kodiak Sciences, Inc. *	19,210	142,538
Kura Oncology, Inc. *	56,508	855,531
La Jolla Pharmaceutical Co. *	41,455	333,713
Lannett Co., Inc. *(a)	61,043	469,421
Lexicon Pharmaceuticals, Inc. *	85,580	496,364
Ligand Pharmaceuticals, Inc. *	42,331	5,327,356
Liquidia Technologies, Inc. *	14,417	137,106
LogicBio Therapeutics, Inc. *	16,200	220,482
Luminex Corp.	84,047	1,917,112
MacroGenics, Inc. *	78,755	1,320,721
Madrigal Pharmaceuticals, Inc. *	14,070	1,492,546
Magenta Therapeutics, Inc. *	29,189	420,614
Mallinckrodt plc *	167,372	2,587,571
MannKind Corp. *(a)	328,950	506,583
Marinus Pharmaceuticals, Inc. *	95,501	471,775
MediciNova, Inc. *(a)	79,802	893,782
Medpace Holdings, Inc. *	44,007	2,471,873
MeiraGTx Holdings plc *	24,395	476,434
Melinta Therapeutics, Inc. *(a)	13,108	57,413
Menlo Therapeutics, Inc. *	18,240	131,328
Mersana Therapeutics, Inc. *	24,500	120,540
Minerva Neurosciences, Inc. *	59,981	442,060
Miragen Therapeutics, Inc. *	48,000	140,640
Mirati Therapeutics, Inc. *	43,234	2,571,991
Molecular Templates, Inc. *	25,530	187,646
Momenta Pharmaceuticals, Inc. *	197,240	2,759,388
Mustang Bio, Inc. *	31,300	129,895
MyoKardia, Inc. *	69,145	3,317,577
Myriad Genetics, Inc. *	139,492	4,391,208
NanoString Technologies, Inc. *	53,107	1,379,189
NantKwest, Inc. *(a)	57,600	64,512
Natera, Inc. *	67,744	1,294,588
NeoGenomics, Inc. *	166,481	3,467,799
Neon Therapeutics, Inc. *	30,308	186,697

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Neos Therapeutics, Inc. *	94,530	227,817
NewLink Genetics Corp. *	62,762	107,323
Novavax, Inc. *	753,795	400,491
Nymox Pharmaceutical Corp. *(a)	60,400	110,532
Ocular Therapeutix, Inc. *	73,073	274,024
Odonate Therapeutics, Inc. *(a)	14,103	277,265
Omeros Corp. *(a)	94,207	1,774,860
OPKO Health, Inc. *	649,324	1,551,884
Optinose, Inc. *(a)	39,034	388,779
Organovo Holdings, Inc. *(a)	230,021	230,021
Osmotica Pharmaceuticals plc *	19,680	79,114
Ovid therapeutics, Inc. *	22,600	46,104
Pacific Biosciences of California, Inc. *	278,232	2,056,134
Pacira BioSciences, Inc. *	80,465	3,204,116
Palatin Technologies, Inc. *(a)	414,510	513,992
Paratek Pharmaceuticals, Inc. *(a)	66,998	369,159
PDL BioPharma, Inc. *	286,865	938,049
Pfenex, Inc. *	58,647	339,566
Phibro Animal Health Corp., Class A	41,163	1,428,768
Pieris Pharmaceuticals, Inc. *	110,068	329,103
PolarityTE, Inc. *(a)	21,404	193,492
Portola Pharmaceuticals, Inc. *	132,198	4,666,589
Prestige Consumer Healthcare, Inc. *	105,046	3,090,453
Principia Biopharma, Inc. *	11,310	338,282
Progenics Pharmaceuticals, Inc. *	171,094	879,423
Proteostasis Therapeutics, Inc. *	67,220	73,942
Prothena Corp. plc *	81,310	845,624
PTC Therapeutics, Inc. *	104,432	3,907,845
Puma Biotechnology, Inc. *	59,059	1,896,975
Quanterix Corp. *	17,832	405,143
Ra Pharmaceuticals, Inc. *	37,661	836,074
Radius Health, Inc. *	82,612	1,819,116
Reata Pharmaceuticals, Inc., Class A *	38,099	2,989,248
Recro Pharma, Inc. *	37,570	327,986
REGENXBIO, Inc. *	65,172	3,284,669
Repligen Corp. *	79,107	5,330,230
Replimune Group, Inc. *	24,007	402,597
resTORbio, Inc. *	14,800	119,140
Retrophin, Inc. *	83,079	1,585,147
Revance Therapeutics, Inc. *	77,265	1,022,989
Rhythm Pharmaceuticals, Inc. *	30,465	770,155
Rigel Pharmaceuticals, Inc. *	344,780	768,859
Rocket Pharmaceuticals, Inc. *	47,903	889,080
Rubius Therapeutics, Inc. *	68,556	1,199,044
Sangamo Therapeutics, Inc. *	204,282	2,388,057
Savara, Inc. *	59,311	633,441
Scholar Rock Holding Corp. *	30,043	639,315
scPharmaceuticals, Inc. *	13,400	43,550
Selecta Biosciences, Inc. *	70,776	152,168
Seres Therapeutics, Inc. *	41,037	268,382
Sienna Biopharmaceuticals, Inc. *	30,497	56,724
SIGA Technologies, Inc. *	108,707	569,625
Solid Biosciences, Inc. *	24,264	220,317
Sorrento Therapeutics, Inc. *(a)	234,254	855,027
Spark Therapeutics, Inc. *	63,582	6,783,564
Spectrum Pharmaceuticals, Inc. *	203,179	1,903,787
Spero Therapeutics, Inc. *	15,400	172,172
Spring Bank Pharmaceuticals, Inc. *	26,580	196,958
Stemline Therapeutics, Inc. *	77,214	1,158,210
Supernus Pharmaceuticals, Inc. *	99,393	3,650,705
Surface Oncology, Inc. *	23,320	109,138
Sutro Biopharma, Inc. *	13,110	130,772
Syndax Pharmaceuticals, Inc. *	28,882	206,506
Syneos Health, Inc. *	125,287	5,879,719
Synlogic, Inc. *	32,508	278,919
Synthorx, Inc. *(a)	14,901	227,985
Syros Pharmaceuticals, Inc. *	51,816	374,630
T2 Biosystems, Inc. *(a)	58,780	151,065
Security	Number of Shares	Value ($)
Teligent, Inc. *(a)	74,300	72,807
Tetraphase Pharmaceuticals, Inc. *	100,653	106,692
TG Therapeutics, Inc. *	126,938	1,009,157
The Medicines Co. *	139,654	4,461,945
TherapeuticsMD, Inc. *(a)	369,914	1,590,630
Theravance Biopharma, Inc. *	87,201	2,079,744
Tocagen, Inc. *	41,873	413,705
Translate Bio, Inc. *	59,787	579,934
Tricida, Inc. *	36,102	1,236,855
Twist Bioscience Corp. *	10,990	260,023
Tyme Technologies, Inc. *(a)	216,877	327,484
Ultragenyx Pharmaceutical, Inc. *	106,694	7,041,804
UNITY Biotechnology, Inc. *	48,280	397,344
Unum Therapeutics, Inc. *	38,190	123,736
Vanda Pharmaceuticals, Inc. *	102,988	1,677,675
Veracyte, Inc. *	57,340	1,311,366
Verastem, Inc. *(a)	143,699	306,079
Vericel Corp. *	88,386	1,501,678
Verrica Pharmaceuticals, Inc. *	21,992	219,920
Viking Therapeutics, Inc. *(a)	124,297	973,246
Voyager Therapeutics, Inc. *	44,210	932,831
WaVe Life Sciences Ltd. *	40,485	1,074,067
X4 Pharmaceuticals, Inc. *	1,450	29,580
Xencor, Inc. *	94,689	2,907,899
Xeris Pharmaceuticals, Inc. *	41,526	423,565
XOMA Corp. *(a)	13,350	158,331
Y-mAbs Therapeutics, Inc. *	13,880	319,518
Zafgen, Inc. *	57,770	147,891
ZIOPHARM Oncology, Inc. *(a)	267,851	1,183,901
Zogenix, Inc. *	84,608	3,298,866
Zomedica Pharmaceuticals Corp. *	73,900	31,075
		372,292,910

Real Estate 7.4%
Acadia Realty Trust	163,340	4,612,722
Agree Realty Corp.	67,823	4,440,372
Alexander & Baldwin, Inc.	137,608	3,250,301
Alexander's, Inc.	4,274	1,622,539
Altisource Portfolio Solutions S.A. *	20,132	476,524
American Assets Trust, Inc.	77,797	3,593,443
American Realty Investors, Inc. *(a)	3,390	46,477
Americold Realty Trust	319,846	10,238,270
Armada Hoffler Properties, Inc.	99,164	1,601,499
Ashford Hospitality Trust, Inc.	173,271	954,723
Bluerock Residential Growth REIT, Inc.	49,720	557,361
Braemar Hotels & Resorts, Inc.	59,874	832,249
BRT Apartments Corp.	18,860	264,606
CareTrust REIT, Inc.	168,773	4,092,745
CatchMark Timber Trust, Inc., Class A	99,204	992,040
CBL & Associates Properties, Inc. (a)	337,157	340,529
Cedar Realty Trust, Inc.	182,555	560,444
Chatham Lodging Trust	93,523	1,841,468
Chesapeake Lodging Trust	120,641	3,438,269
City Office REIT, Inc.	76,826	891,182
Clipper Realty, Inc.	29,212	381,217
Community Healthcare Trust, Inc.	35,333	1,288,948
Consolidated-Tomoka Land Co.	7,600	471,200
CoreCivic, Inc.	240,136	4,997,230
CorEnergy Infrastructure Trust, Inc.	23,964	905,600
CorePoint Lodging, Inc.	82,632	1,032,900
Cousins Properties, Inc.	851,774	8,151,477
Cushman & Wakefield plc *	129,215	2,537,783
DiamondRock Hospitality Co.	420,206	4,563,437
Easterly Government Properties, Inc.	123,390	2,221,020
EastGroup Properties, Inc.	71,014	8,119,031
Essential Properties Realty Trust, Inc.	72,590	1,501,161
Farmland Partners, Inc. (a)	62,203	408,052

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Industrial Realty Trust, Inc.	251,905	8,884,689
Forestar Group, Inc. *	21,619	416,598
Four Corners Property Trust, Inc.	136,886	3,893,038
Franklin Street Properties Corp.	210,624	1,655,505
Front Yard Residential Corp.	99,674	987,769
FRP Holdings, Inc. *	14,520	736,019
Getty Realty Corp.	65,974	2,139,537
Gladstone Commercial Corp.	59,485	1,293,799
Gladstone Land Corp.	29,678	376,020
Global Medical REIT, Inc.	45,434	463,427
Global Net Lease, Inc.	154,200	2,940,594
Griffin Industrial Realty, Inc.	2,012	73,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	120,937	3,215,715
Healthcare Realty Trust, Inc.	251,726	7,773,299
Hersha Hospitality Trust	73,340	1,361,924
HFF, Inc., Class A	76,000	3,616,840
Independence Realty Trust, Inc.	181,852	1,925,813
Industrial Logistics Properties Trust	131,329	2,606,881
InfraREIT, Inc.	89,734	1,888,901
Innovative Industrial Properties, Inc. (a)	18,857	1,605,485
Investors Real Estate Trust	24,513	1,477,644
iStar, Inc.	131,889	1,143,478
Jernigan Capital, Inc.	37,912	798,806
Kennedy-Wilson Holdings, Inc.	253,508	5,460,562
Kite Realty Group Trust	166,682	2,631,909
Lexington Realty Trust	428,449	3,886,032
LTC Properties, Inc.	79,440	3,579,566
Mack-Cali Realty Corp.	182,597	4,250,858
Marcus & Millichap, Inc. *	39,339	1,695,511
Maui Land & Pineapple Co., Inc. *	14,430	172,727
MedEquities Realty Trust, Inc.	59,204	634,075
Monmouth Real Estate Investment Corp.	179,337	2,464,090
National Health Investors, Inc.	83,019	6,262,123
National Storage Affiliates Trust	114,847	3,360,423
New Senior Investment Group, Inc.	149,403	835,163
Newmark Group, Inc., Class A	304,479	2,594,161
NexPoint Residential Trust, Inc.	37,809	1,417,459
NorthStar Realty Europe Corp.	89,805	1,601,223
Office Properties Income Trust	96,276	2,612,931
One Liberty Properties, Inc.	30,570	865,131
Pebblebrook Hotel Trust	262,649	8,551,851
Pennsylvania Real Estate Investment Trust (a)	139,500	839,790
Physicians Realty Trust	369,422	6,671,761
Piedmont Office Realty Trust, Inc., Class A	255,507	5,319,656
PotlatchDeltic Corp.	134,617	5,204,293
Preferred Apartment Communities, Inc., Class A	82,321	1,287,500
PS Business Parks, Inc.	40,465	6,216,233
QTS Realty Trust, Inc., Class A	103,146	4,677,671
RE/MAX Holdings, Inc., Class A	36,453	1,579,508
Redfin Corp. *(a)	159,671	3,301,996
Retail Opportunity Investments Corp.	227,711	3,996,328
Rexford Industrial Realty, Inc.	187,428	7,101,647
RLJ Lodging Trust	351,859	6,477,724
RPT Realty	159,803	1,938,410
Ryman Hospitality Properties, Inc.	90,595	7,211,362
Sabra Health Care REIT, Inc.	360,028	7,042,148
Safehold, Inc.	16,818	424,318
Saul Centers, Inc.	23,852	1,272,504
Seritage Growth Properties, Class A	66,158	2,949,985
Spirit MTA REIT	88,712	597,919
STAG Industrial, Inc.	198,222	5,704,829
Stratus Properties, Inc. *	11,800	316,004
Summit Hotel Properties, Inc.	211,253	2,452,647
Sunstone Hotel Investors, Inc.	462,029	6,653,218
Tanger Factory Outlet Centers, Inc.	186,334	3,365,192
Security	Number of Shares	Value ($)
Tejon Ranch Co. *	42,725	737,006
Terreno Realty Corp.	121,617	5,430,199
The GEO Group, Inc.	242,918	4,863,218
The RMR Group, Inc., Class A	14,158	818,899
The St. Joe Co. *	70,087	1,194,282
Tier REIT, Inc.	109,206	3,094,898
Transcontinental Realty Investors, Inc. *	2,800	91,000
Trinity Place Holdings, Inc. *	32,544	127,572
UMH Properties, Inc.	68,316	959,840
Universal Health Realty Income Trust	26,034	2,109,275
Urban Edge Properties	221,643	4,115,911
Urstadt Biddle Properties, Inc., Class A	59,599	1,307,006
Washington Prime Group, Inc.	377,544	1,680,071
Washington Real Estate Investment Trust	162,039	4,575,981
Whitestone REIT	77,315	991,951
Xenia Hotels & Resorts, Inc.	228,120	4,938,798
		315,016,403

Retailing 4.4%
1-800-Flowers.com, Inc., Class A *	54,277	1,155,557
Aaron's, Inc.	140,293	7,812,917
Abercrombie & Fitch Co., Class A	134,007	4,005,469
America's Car-Mart, Inc. *	11,746	1,163,441
American Eagle Outfitters, Inc.	327,164	7,779,960
Asbury Automotive Group, Inc. *	39,165	3,140,250
Ascena Retail Group, Inc. *	347,188	413,154
At Home Group, Inc. *	91,084	2,139,563
Barnes & Noble Education, Inc. *	79,683	342,637
Barnes & Noble, Inc.	120,686	607,051
Bed Bath & Beyond, Inc.	267,545	4,470,677
Big 5 Sporting Goods Corp. (a)	40,484	106,473
Big Lots, Inc.	80,914	3,006,764
Boot Barn Holdings, Inc. *	56,798	1,635,214
Caleres, Inc.	85,334	2,238,311
Camping World Holdings, Inc., Class A (a)	64,567	963,340
Carvana Co. *(a)	65,655	4,698,272
Chico's FAS, Inc.	247,613	866,646
Citi Trends, Inc.	24,632	455,938
Conn's, Inc. *	39,664	1,026,108
Core-Mark Holding Co., Inc.	92,679	3,368,882
Designer Brands, Inc.	138,875	3,089,969
Dillard's, Inc., Class A	22,633	1,549,229
Duluth Holdings, Inc., Class B *	16,694	265,768
Etsy, Inc. *	241,963	16,342,181
Express, Inc. *	134,722	495,777
Five Below, Inc. *	110,654	16,198,639
Francesca's Holdings Corp. *	64,500	44,615
Funko, Inc., Class A *	23,095	457,974
Gaia, Inc. *(a)	22,400	236,992
GameStop Corp., Class A	202,265	1,749,592
Genesco, Inc. *	40,031	1,793,789
GNC Holdings, Inc., Class A *(a)	166,237	369,046
Group 1 Automotive, Inc.	37,429	2,931,065
Groupon, Inc. *	906,422	3,190,605
Guess?, Inc.	116,215	2,367,300
Haverty Furniture Cos., Inc.	36,757	875,552
Hibbett Sports, Inc. *	36,213	749,609
Hudson Ltd., Class A *	80,779	1,239,150
J. Jill, Inc.	35,071	196,748
J.C. Penney Co., Inc. *	637,348	873,167
Kirkland's, Inc. *	28,746	169,026
Lands' End, Inc. *	21,745	380,755
Leaf Group Ltd. *	32,500	272,675
Liberty Expedia Holdings, Inc., Class A *	110,739	5,140,504
Liquidity Services, Inc. *	52,735	358,071
Lithia Motors, Inc., Class A	45,129	5,123,044
Lumber Liquidators Holdings, Inc. *	57,481	759,899

27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MarineMax, Inc. *	44,262	765,290
Monro, Inc.	64,417	5,400,077
Murphy USA, Inc. *	60,983	5,212,217
National Vision Holdings, Inc. *	127,190	3,434,130
Office Depot, Inc.	1,100,112	2,640,269
Ollie's Bargain Outlet Holdings, Inc. *	100,750	9,635,730
Overstock.com, Inc. *(a)	46,479	612,593
Party City Holdco, Inc. *	114,128	764,658
PetMed Express, Inc. (a)	40,027	874,590
Pier 1 Imports, Inc. *	169,796	153,988
Quotient Technology, Inc. *	161,169	1,497,260
Remark Holdings, Inc. *(a)	50,900	64,134
Rent-A-Center, Inc. *	89,482	2,230,786
RH *	38,503	4,108,655
RTW RetailWinds, Inc. *	53,300	123,656
Sally Beauty Holdings, Inc. *	244,114	4,320,818
Shoe Carnival, Inc.	20,605	734,774
Shutterfly, Inc. *	67,482	2,957,736
Shutterstock, Inc.	38,324	1,550,206
Signet Jewelers Ltd.	105,211	2,438,791
Sleep Number Corp. *	65,744	2,287,891
Sonic Automotive, Inc., Class A	49,259	996,510
Sportsman's Warehouse Holdings, Inc. *	77,381	345,119
Stamps.com, Inc. *	35,658	3,059,456
Tailored Brands, Inc.	99,262	808,985
The Buckle, Inc. (a)	58,123	1,074,113
The Cato Corp., Class A	46,590	706,304
The Children's Place, Inc.	31,719	3,578,538
The Container Store Group, Inc. *	32,932	284,533
Tile Shop Holdings, Inc.	84,140	408,920
Tilly's, Inc., Class A	42,269	497,083
Weyco Group, Inc.	12,841	440,575
Winmark Corp.	5,120	944,896
Zumiez, Inc. *	37,191	990,396
		184,561,042

Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A *(a)	18,340	315,998
Adesto Technologies Corp. *	51,598	328,679
Advanced Energy Industries, Inc. *	77,354	4,467,967
Alpha & Omega Semiconductor Ltd. *	41,200	510,880
Ambarella, Inc. *	62,581	3,136,560
Amkor Technology, Inc. *	206,495	1,870,845
Aquantia Corp. *	45,203	429,881
Axcelis Technologies, Inc. *	66,433	1,414,359
AXT, Inc. *	74,320	423,624
Brooks Automation, Inc.	140,753	5,279,645
Cabot Microelectronics Corp.	57,392	7,245,740
CEVA, Inc. *	44,155	1,112,264
Cirrus Logic, Inc. *	120,394	5,728,346
Cohu, Inc.	79,818	1,183,701
Cree, Inc. *	209,323	13,834,157
Diodes, Inc. *	80,894	2,946,159
Entegris, Inc.	287,559	11,749,661
FormFactor, Inc. *	149,568	2,834,314
Ichor Holdings Ltd. *	44,527	1,121,190
Impinj, Inc. *	33,337	975,774
Inphi Corp. *	87,868	4,012,053
Kopin Corp. *	118,000	147,500
Lattice Semiconductor Corp. *	238,232	3,085,104
MACOM Technology Solutions Holdings, Inc. *	93,674	1,301,132
MaxLinear, Inc. *	127,579	3,433,151
Nanometrics, Inc. *	46,049	1,371,800
NeoPhotonics Corp. *	73,071	499,075
NVE Corp.	9,538	913,836
PDF Solutions, Inc. *	56,626	735,005
Security	Number of Shares	Value ($)
Photronics, Inc. *	131,461	1,227,846
Power Integrations, Inc.	58,112	4,592,010
Rambus, Inc. *	216,926	2,485,972
Rudolph Technologies, Inc. *	63,722	1,541,435
Semtech Corp. *	131,486	7,083,151
Silicon Laboratories, Inc. *	87,046	9,371,372
SMART Global Holdings, Inc. *	26,193	569,436
SunPower Corp. *(a)	125,753	907,937
Synaptics, Inc. *	70,190	2,644,057
Ultra Clean Holdings, Inc. *	77,270	924,922
Veeco Instruments, Inc. *	96,052	1,169,913
Xperi Corp.	97,824	2,430,926
		117,357,377

Software & Services 8.3%
8x8, Inc. *	190,860	4,565,371
A10 Networks, Inc. *	105,490	681,465
ACI Worldwide, Inc. *	232,004	8,240,782
Agilysys, Inc. *	30,900	591,117
Alarm.com Holdings, Inc. *	63,285	4,485,641
Altair Engineering, Inc., Class A *	50,259	1,982,215
Alteryx, Inc., Class A *	59,225	5,249,704
Amber Road, Inc. *	48,664	439,923
American Software, Inc., Class A	58,242	754,234
Anaplan, Inc. *	36,771	1,447,674
Appfolio, Inc., Class A *	31,655	3,074,017
Asure Software, Inc. *	23,660	164,674
Avalara, Inc. *	55,844	3,287,536
Avaya Holdings Corp. *	212,663	4,057,610
Benefitfocus, Inc. *	56,765	2,312,038
Blackbaud, Inc.	97,645	7,742,272
Blackline, Inc. *	74,795	3,820,529
Bottomline Technologies (de), Inc. *	85,775	4,337,642
Box, Inc., Class A *	256,182	5,282,473
Brightcove, Inc. *	72,292	725,089
CACI International, Inc., Class A *	49,774	9,702,943
Carbon Black, Inc. *	76,840	1,055,782
Carbonite, Inc. *	65,047	1,595,603
Cardtronics plc, Class A *	80,693	2,885,582
Cass Information Systems, Inc.	28,997	1,430,422
ChannelAdvisor Corp. *	53,337	626,710
Cision Ltd. *	135,679	1,636,289
Cloudera, Inc. *	407,635	4,536,977
CommVault Systems, Inc. *	81,093	4,265,492
Cornerstone OnDemand, Inc. *	110,315	6,028,715
Coupa Software, Inc. *	112,873	11,663,167
CSG Systems International, Inc.	66,360	2,962,974
Digimarc Corp. *(a)	22,962	684,038
Domo, Inc., Class B *	33,677	1,290,166
Ebix, Inc.	48,585	2,452,571
eGain Corp. *	36,412	363,756
Endurance International Group Holdings, Inc. *	139,806	773,127
Envestnet, Inc. *	90,432	6,419,768
Everbridge, Inc. *	59,148	4,370,446
EVERTEC, Inc.	123,589	3,869,572
Evo Payments, Inc., Class A *	49,659	1,475,369
Exela Technologies, Inc. *	99,570	327,585
ExlService Holdings, Inc. *	67,570	4,013,658
Five9, Inc. *	116,046	6,158,561
ForeScout Technologies, Inc. *	62,412	2,623,800
GTT Communications, Inc. *(a)	85,588	3,590,417
HubSpot, Inc. *	74,895	13,817,378
I3 Verticals, Inc., Class A *	18,556	447,942
Information Services Group, Inc. *	71,976	256,235
Instructure, Inc. *	64,028	2,758,326
Internap Corp. *	47,345	186,539

28
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
j2 Global, Inc.	95,069	8,329,946
KBR, Inc.	285,440	6,342,477
Limelight Networks, Inc. *	221,397	657,549
LivePerson, Inc. *	119,808	3,513,969
LiveRamp Holdings, Inc. *	137,415	8,015,417
Majesco *	11,700	91,260
ManTech International Corp., Class A	53,432	3,312,250
MAXIMUS, Inc.	129,422	9,531,930
MicroStrategy, Inc., Class A *	17,427	2,608,822
Mitek Systems, Inc. *	68,309	812,877
MobileIron, Inc. *	148,578	881,067
Model N, Inc. *	52,500	973,350
MoneyGram International, Inc. *	61,251	202,741
Monotype Imaging Holdings, Inc.	82,536	1,422,921
New Relic, Inc. *	91,280	9,606,307
NIC, Inc.	129,806	2,240,451
OneSpan, Inc. *	63,568	1,178,551
Park City Group, Inc. *	25,000	193,250
Paylocity Holding Corp. *	58,636	5,661,306
Perficient, Inc. *	65,263	1,921,343
Perspecta, Inc.	287,548	6,636,608
PFSweb, Inc. *	28,700	132,594
Presidio, Inc.	81,864	1,229,597
PRGX Global, Inc. *	42,456	340,497
Progress Software Corp.	90,909	4,146,359
PROS Holdings, Inc. *	64,255	3,292,426
Q2 Holdings, Inc. *	75,817	5,718,118
QAD, Inc., Class A	20,790	974,427
Qualys, Inc. *	68,957	6,224,059
Rapid7, Inc. *	74,752	4,062,024
Rimini Street, Inc. *	18,800	95,504
SailPoint Technologies Holding, Inc. *	141,826	4,008,003
Science Applications International Corp.	102,247	7,663,413
SecureWorks Corp., Class A *(a)	17,646	342,685
ServiceSource International, Inc. *	144,500	153,170
ShotSpotter, Inc. *	14,912	785,862
SPS Commerce, Inc. *	34,854	3,615,754
SVMK, Inc. *	35,865	641,983
Sykes Enterprises, Inc. *	80,007	2,220,194
Telaria, Inc. *	89,271	643,644
Telenav, Inc. *	62,009	386,316
Tenable Holdings, Inc. *	60,614	2,176,043
The Hackett Group, Inc.	49,591	761,222
The Trade Desk, Inc., Class A *	67,461	14,941,262
TiVo Corp.	243,195	2,278,737
Travelport Worldwide Ltd.	254,407	3,989,102
TTEC Holdings, Inc.	28,401	1,035,500
Tucows, Inc., Class A *	19,336	1,705,242
Unisys Corp. *	102,249	1,146,211
Upland Software, Inc. *	31,707	1,474,058
USA Technologies, Inc. *(a)	115,107	652,657
Varonis Systems, Inc. *	57,342	4,079,883
Verint Systems, Inc. *	130,539	7,883,250
Veritone, Inc. *(a)	15,300	94,707
VirnetX Holding Corp. *(a)	117,570	750,097
Virtusa Corp. *	57,270	3,181,348
Workiva, Inc. *	58,465	3,106,830
Yext, Inc. *	172,948	3,789,291
Zix Corp. *	107,834	878,847
Zscaler, Inc. *	123,316	8,423,716
		350,670,940

Technology Hardware & Equipment 4.6%
3D Systems Corp. *	220,723	2,348,493
Acacia Communications, Inc. *	55,530	3,214,076
ADTRAN, Inc.	96,198	1,648,834
Aerohive Networks, Inc. *	68,562	231,740
Security	Number of Shares	Value ($)
Anixter International, Inc. *	59,703	3,753,528
Applied Optoelectronics, Inc. *(a)	37,389	468,110
Arlo Technologies, Inc. *	151,848	602,837
Avid Technology, Inc. *	53,873	409,435
AVX Corp.	94,315	1,538,278
Badger Meter, Inc.	58,117	3,224,331
Bel Fuse, Inc., Class B	20,511	486,111
Belden, Inc.	81,754	4,541,435
Benchmark Electronics, Inc.	88,383	2,388,992
CalAmp Corp. *	68,843	1,005,796
Calix, Inc. *	89,638	614,020
Casa Systems, Inc. *	53,474	512,816
Ciena Corp. *	290,425	11,140,703
Clearfield, Inc. *	23,802	350,841
Comtech Telecommunications Corp.	46,862	1,102,663
Control4 Corp. *	53,043	923,479
Cray, Inc. *	82,291	2,160,962
CTS Corp.	65,997	1,976,610
Daktronics, Inc.	74,050	561,299
DASAN Zhone Solutions, Inc. *	11,000	126,060
Diebold Nixdorf, Inc. *	153,626	1,550,086
Digi International, Inc. *	56,275	724,259
Eastman Kodak Co. *(a)	33,200	81,672
Electronics For Imaging, Inc. *	89,160	3,315,860
ePlus, Inc. *	27,092	2,554,505
Extreme Networks, Inc. *	233,511	1,868,088
Fabrinet *	73,112	4,424,738
FARO Technologies, Inc. *	34,656	1,949,400
Finisar Corp. *	237,183	5,718,482
Fitbit, Inc., Class A *	430,539	2,273,246
Harmonic, Inc. *	172,730	977,652
II-VI, Inc. *	127,098	5,063,584
Immersion Corp. *	53,067	501,483
Infinera Corp. *	303,760	1,318,318
Insight Enterprises, Inc. *	71,288	4,033,475
InterDigital, Inc.	68,277	4,464,633
Iteris, Inc. *	53,911	233,974
Itron, Inc. *	68,330	3,666,588
KEMET Corp.	114,041	2,037,913
Kimball Electronics, Inc. *	49,908	755,108
Knowles Corp. *	177,411	3,349,520
KVH Industries, Inc. *	34,626	339,335
Lumentum Holdings, Inc. *	153,804	9,531,234
Maxwell Technologies, Inc. *	84,082	369,120
Methode Electronics, Inc.	72,789	2,148,003
MTS Systems Corp.	35,992	1,978,840
Napco Security Technologies, Inc. *	24,151	598,462
NETGEAR, Inc. *	63,085	1,957,527
NetScout Systems, Inc. *	152,130	4,472,622
nLight, Inc. *	45,857	1,198,243
Novanta, Inc. *	66,200	5,760,724
OSI Systems, Inc. *	34,024	3,066,583
PAR Technology Corp. *(a)	22,979	544,832
Park Electrochemical Corp.	39,416	648,393
PC Connection, Inc.	22,963	853,305
Plantronics, Inc.	67,427	3,471,142
Plexus Corp. *	62,239	3,745,543
Quantenna Communications, Inc. *	69,382	1,689,452
Ribbon Communications, Inc. *	111,163	595,834
Rogers Corp. *	37,124	6,219,012
Sanmina Corp. *	137,202	4,653,892
ScanSource, Inc. *	50,861	1,914,917
Stratasys Ltd. *	102,005	2,371,616
SYNNEX Corp.	84,299	9,094,176
Tech Data Corp. *	75,520	8,051,187
TTM Technologies, Inc. *	189,399	2,507,643
ViaSat, Inc. *	112,233	10,193,001
Viavi Solutions, Inc. *	460,170	6,120,261

29
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vishay Intertechnology, Inc.	268,028	5,309,635
Vishay Precision Group, Inc. *	20,645	781,826
		196,380,393

Telecommunication Services 0.7%
ATN International, Inc.	21,311	1,301,037
Boingo Wireless, Inc. *	83,248	1,893,060
Cincinnati Bell, Inc. *	92,775	825,697
Cogent Communications Holdings, Inc.	84,963	4,692,506
Consolidated Communications Holdings, Inc.	140,421	724,572
Frontier Communications Corp. *(a)	214,428	611,120
Gogo, Inc. *(a)	118,894	625,382
Intelsat S.A. *	113,150	2,290,156
Iridium Communications, Inc. *	194,067	5,329,080
NII Holdings, Inc. *	176,452	345,846
Ooma, Inc. *	37,395	504,459
ORBCOMM, Inc. *	147,108	1,065,062
pdvWireless, Inc. *	19,358	770,448
Shenandoah Telecommunications Co.	94,313	3,897,956
Spok Holdings, Inc.	36,000	498,600
Vonage Holdings Corp. *	448,086	4,355,396
		29,730,377

Transportation 1.4%
Air Transport Services Group, Inc. *	118,435	2,786,776
Allegiant Travel Co.	26,207	3,849,284
ArcBest Corp.	51,657	1,578,638
Atlas Air Worldwide Holdings, Inc. *	47,734	2,305,075
Avis Budget Group, Inc. *	132,291	4,702,945
Costamare, Inc.	102,998	622,108
Covenant Transportation Group, Inc., Class A *	25,593	499,831
Daseke, Inc. *	82,000	423,120
Eagle Bulk Shipping, Inc. *	98,835	538,651
Echo Global Logistics, Inc. *	57,224	1,312,719
Forward Air Corp.	58,517	3,705,296
Genco Shipping & Trading Ltd. *	18,254	184,365
Hawaiian Holdings, Inc.	99,233	2,799,363
Heartland Express, Inc.	94,814	1,865,939
Hertz Global Holdings, Inc. *	110,472	2,008,381
Hub Group, Inc., Class A *	65,899	2,739,421
Marten Transport Ltd.	78,429	1,551,326
Matson, Inc.	85,551	3,388,675
Mesa Air Group, Inc. *	22,730	207,752
P.A.M. Transportation Services, Inc. *	4,100	205,082
Radiant Logistics, Inc. *	76,687	501,533
Safe Bulkers, Inc. *	110,082	197,047
Saia, Inc. *	51,938	3,344,288
Scorpio Bulkers, Inc.	113,298	609,543
SkyWest, Inc.	102,978	6,342,415
Spirit Airlines, Inc. *	138,778	7,546,748
Universal Logistics Holdings, Inc.	17,261	421,514
US Xpress Enterprises, Inc., Class A *	45,894	309,326
USA Truck, Inc. *	16,597	236,341
Werner Enterprises, Inc.	93,986	3,148,531
YRC Worldwide, Inc. *	68,047	463,400
		60,395,433

Utilities 3.7%
ALLETE, Inc.	104,372	8,501,099
American States Water Co.	74,133	5,276,046
AquaVenture Holdings Ltd. *	22,390	435,485
Artesian Resources Corp., Class A	15,735	570,866
Atlantic Power Corp. *	214,100	494,571
Security	Number of Shares	Value ($)
Avista Corp.	132,748	5,726,749
Black Hills Corp.	108,628	7,903,773
Cadiz, Inc. *(a)	46,818	479,416
California Water Service Group	97,375	4,906,726
Chesapeake Utilities Corp.	32,051	2,969,205
Clearway Energy, Inc., Class A	70,961	1,090,671
Clearway Energy, Inc., Class C	147,690	2,343,840
Connecticut Water Service, Inc.	24,487	1,679,074
Consolidated Water Co., Ltd.	30,469	385,738
El Paso Electric Co.	82,081	5,015,970
Global Water Resources, Inc.	21,700	211,575
IDACORP, Inc.	102,229	10,122,716
MGE Energy, Inc.	70,423	4,773,975
Middlesex Water Co.	32,140	1,863,799
New Jersey Resources Corp.	176,405	8,834,362
Northwest Natural Holding Co.	57,777	3,864,704
NorthWestern Corp.	102,540	7,162,419
ONE Gas, Inc.	105,705	9,357,007
Ormat Technologies, Inc.	80,729	4,711,344
Otter Tail Corp.	79,712	4,089,226
Pattern Energy Group, Inc., Class A	163,136	3,771,704
PNM Resources, Inc.	161,316	7,491,515
Portland General Electric Co.	181,189	9,477,997
Pure Cycle Corp. *	34,440	346,122
RGC Resources, Inc.	14,400	398,880
SJW Group.	47,921	2,973,977
South Jersey Industries, Inc.	187,436	6,020,444
Southwest Gas Holdings, Inc. *	107,318	8,927,784
Spark Energy, Inc., Class A	24,910	235,649
Spire, Inc.	99,891	8,409,823
TerraForm Power, Inc., Class A	148,374	2,011,951
The York Water Co.	26,264	893,764
Unitil Corp.	29,510	1,679,414
		155,409,380
Total Common Stock
(Cost $3,150,705,444)		4,222,882,803

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	50,881	22,031

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	50,000	9,000
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Tobira Therapeutics, Inc. CVR *(b)	14,029	161,679
		170,679
Total Rights
(Cost $31,873)		207,593

Other Investment Company 1.5% of net assets

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	65,884,644	65,884,644
Total Other Investment Company
(Cost $65,884,644)		65,884,644

30
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
JPMorgan Chase Bank
1.80%, 05/01/19 (d)	7,559,344	7,559,344
Total Short-Term Investment
(Cost $7,559,344)		7,559,344

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/21/19	159	12,673,890	60,777
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $63,175,245.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
31
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.8%
Adient plc	26,996	623,608
American Axle & Manufacturing Holdings, Inc. *	37,198	548,670
Aptiv plc	85,737	7,347,661
Autoliv, Inc.	28,446	2,232,727
BorgWarner, Inc.	68,190	2,848,296
Cooper Tire & Rubber Co.	16,286	486,300
Cooper-Standard Holding, Inc. *	4,777	242,051
Dana, Inc.	51,173	997,873
Delphi Technologies plc	29,887	661,399
Dorman Products, Inc. *	9,233	809,457
Ford Motor Co.	1,283,848	13,416,212
Fox Factory Holding Corp. *	12,576	975,898
Garrett Motion, Inc. *	22,129	416,025
General Motors Co.	429,349	16,723,144
Gentex Corp.	85,280	1,963,998
Gentherm, Inc. *	11,532	488,495
Harley-Davidson, Inc.	52,399	1,950,815
Horizon Global Corp. *(a)	18,114	50,357
LCI Industries	8,433	740,839
Lear Corp.	20,464	2,926,352
Modine Manufacturing Co. *	17,500	258,825
Motorcar Parts of America, Inc. *	5,552	114,704
Shiloh Industries, Inc. *	4,387	25,094
Standard Motor Products, Inc.	6,318	315,710
Stoneridge, Inc. *	7,541	237,014
Strattec Security Corp.	1,500	45,435
Tenneco, Inc., Class A	15,201	333,206
Tesla, Inc. *	44,826	10,699,518
The Goodyear Tire & Rubber Co.	76,362	1,466,914
Thor Industries, Inc.	16,886	1,112,281
Tower International, Inc.	6,203	144,778
UQM Technologies, Inc. *	26,900	44,923
Veoneer, Inc. *(a)	27,094	597,965
Visteon Corp. *	9,724	641,978
Winnebago Industries, Inc.	9,427	333,433
		72,821,955

Banks 6.0%
1st Constitution Bancorp	2,000	37,560
1st Source Corp.	5,295	247,965
ACNB Corp.	2,261	85,624
Allegiance Bancshares, Inc. *	4,113	142,186
Amalgamated Bank, Class A	2,800	47,460
American National Bankshares, Inc.	2,310	87,364
American River Bankshares	3,244	41,556
Ameris Bancorp	13,824	504,023
AmeriServ Financial, Inc.	10,799	44,600
Ames National Corp.	2,389	67,489
Arrow Financial Corp.	4,841	162,900
Associated Banc-Corp.	51,177	1,161,206
Atlantic Capital Bancshares, Inc. *	7,985	139,258
Auburn National Bancorp, Inc. (a)	1,391	49,756
Axos Financial, Inc. *	16,578	542,432
Banc of California, Inc.	10,980	159,320
Security	Number of Shares	Value ($)
BancFirst Corp.	5,588	315,163
Bancorp of New Jersey, Inc. *	3,401	45,777
BancorpSouth Bank	29,709	905,530
Bank of America Corp.	2,944,448	90,041,220
Bank of Commerce Holdings	5,000	54,100
Bank of Hawaii Corp.	12,593	1,037,411
Bank of Marin Bancorp	3,742	158,474
Bank OZK	40,810	1,332,447
BankFinancial Corp.	4,321	64,858
BankUnited, Inc.	30,596	1,119,202
Bankwell Financial Group, Inc.	2,000	60,980
Banner Corp.	10,761	570,548
Bar Harbor Bankshares	5,502	144,593
Baycom Corp. *	1,979	45,616
BB&T Corp.	249,293	12,763,802
BCB Bancorp, Inc.	4,200	55,524
Berkshire Hills Bancorp, Inc.	14,788	443,492
BOK Financial Corp.	10,014	872,620
Boston Private Financial Holdings, Inc.	28,203	322,924
Bridge Bancorp, Inc.	5,500	170,445
Bridgewater Bancshares, Inc. *	4,163	44,502
Brookline Bancorp, Inc.	26,142	393,437
Bryn Mawr Bank Corp.	6,152	234,330
Business First Bancshares, Inc.	4,553	115,874
Byline Bancorp, Inc. *	4,600	92,092
C&F Financial Corp.	1,200	58,200
Cadence BanCorp	41,959	954,567
Cambridge Bancorp	1,228	102,968
Camden National Corp.	4,903	215,634
Capital City Bank Group, Inc.	5,225	119,862
Capitol Federal Financial, Inc.	48,563	670,169
Capstar Financial Holdings, Inc.	2,802	43,403
Carolina Financial Corp.	7,600	274,284
Carolina Trust Bancshares, Inc. *	5,399	44,542
Cathay General Bancorp	25,355	932,810
CB Financial Services, Inc.	1,482	35,183
CBTX, Inc.	6,037	191,373
CenterState Bank Corp.	35,279	870,686
Central Pacific Financial Corp.	8,622	258,746
Central Valley Community Bancorp	3,755	76,827
Century Bancorp, Inc., Class A	1,223	112,112
Chemical Financial Corp.	24,890	1,093,418
Chemung Financial Corp.	968	45,864
CIT Group, Inc.	32,351	1,723,338
Citigroup, Inc.	770,835	54,498,035
Citizens & Northern Corp.	4,229	119,892
Citizens Community Bancorp, Inc.	3,744	44,029
Citizens Financial Group, Inc.	148,791	5,386,234
City Holding Co.	5,897	468,104
Civista Bancshares, Inc.	3,796	83,512
CNB Financial Corp.	5,361	152,681
Codorus Valley Bancorp, Inc.	2,694	57,005
Colony Bankcorp, Inc.	2,706	46,300
Columbia Banking System, Inc.	23,632	887,145
Columbia Financial, Inc. *	19,578	310,507
Comerica, Inc.	51,184	4,022,551
Commerce Bancshares, Inc.	31,494	1,903,182
Community Bank System, Inc.	16,367	1,087,751
Community Bankers Trust Corp.	7,000	55,160
Community Trust Bancorp, Inc.	5,256	222,066

32
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Community West Bancshares	4,366	44,490
ConnectOne Bancorp, Inc.	8,775	191,558
County Bancorp, Inc.	2,567	46,026
Cullen/Frost Bankers, Inc.	20,392	2,073,662
Customers Bancorp, Inc. *	10,510	238,052
CVB Financial Corp.	31,741	688,780
Dime Community Bancshares, Inc.	9,580	193,037
DNB Financial Corp.	1,193	48,889
Eagle Bancorp Montana, Inc.	2,558	43,486
Eagle Bancorp, Inc. *	9,700	536,022
East West Bancorp, Inc.	46,607	2,399,328
Entegra Financial Corp. *	2,050	60,475
Enterprise Bancorp, Inc.	2,816	89,352
Enterprise Financial Services Corp.	6,416	272,937
Equity Bancshares, Inc., Class A *	5,288	138,863
Esquire Financial Holdings, Inc. *	1,750	43,995
ESSA Bancorp, Inc.	2,841	43,496
Essent Group Ltd. *	31,614	1,500,084
Evans Bancorp, Inc.	1,382	50,775
F.N.B. Corp.	99,859	1,211,290
Farmers & Merchants Bancorp, Inc.	2,641	83,825
Farmers National Banc Corp.	7,093	102,068
Fauquier Bankshares, Inc.	2,085	45,557
FB Financial Corp.	5,492	201,776
Federal Agricultural Mortgage Corp., Class A	643	45,589
Federal Agricultural Mortgage Corp., Class C	2,925	223,704
Fidelity D&D Bancorp, Inc. (a)	800	48,000
Fidelity Southern Corp.	6,757	196,696
Fifth Third Bancorp	253,648	7,310,135
Financial Institutions, Inc.	4,637	127,518
First BanCorp	65,649	741,834
First Bancorp (North Carolina)	10,445	395,970
First Bancorp, Inc.	3,885	104,157
First Bank/Hamilton NJ	6,451	73,606
First Busey Corp.	16,944	437,833
First Business Financial Services, Inc.	2,369	54,558
First Capital, Inc.	1,074	54,967
First Choice Bancorp	2,370	50,386
First Citizens BancShares, Inc., Class A	3,013	1,350,577
First Commonwealth Financial Corp.	32,758	445,836
First Community Bankshares, Inc.	4,583	159,305
First Community Corp.	2,104	39,534
First Defiance Financial Corp.	7,044	207,868
First Financial Bancorp	32,014	803,551
First Financial Bankshares, Inc.	23,490	1,445,105
First Financial Corp.	2,991	123,139
First Financial Northwest, Inc.	2,467	41,273
First Foundation, Inc.	11,843	168,289
First Guaranty Bancshares, Inc.	2,136	45,817
First Hawaiian, Inc.	26,246	725,702
First Horizon National Corp.	107,270	1,618,704
First Interstate BancSystem, Inc., Class A	12,482	527,489
First Merchants Corp.	17,712	649,499
First Mid Bancshares, Inc.	3,252	112,161
First Midwest Bancorp, Inc.	39,319	844,179
First Northwest Bancorp	3,416	55,612
First Republic Bank	54,301	5,735,272
First Savings Financial Group, Inc.	860	49,966
First United Corp.	2,475	46,827
First US Bancshares, Inc.	4,470	44,812
Flagstar Bancorp, Inc.	8,664	309,738
Flushing Financial Corp.	8,253	186,518
FNCB Bancorp, Inc.	4,152	33,133
Franklin Financial Network, Inc.	3,791	104,821
FS Bancorp, Inc.	938	48,485
Fulton Financial Corp.	53,140	916,665
Security	Number of Shares	Value ($)
German American Bancorp, Inc.	6,328	188,891
Glacier Bancorp, Inc.	29,832	1,270,545
Great Southern Bancorp, Inc.	3,639	210,880
Great Western Bancorp, Inc.	17,159	603,482
Greene County Bancorp, Inc.	1,473	45,545
Guaranty Bancshares, Inc.	2,780	78,035
Guaranty Federal Bancshares, Inc.	1,961	44,554
Hancock Whitney Corp.	27,778	1,215,010
Hanmi Financial Corp.	10,693	253,638
HarborOne Bancorp, Inc. *	11,107	207,923
Hawthorn Bancshares, Inc.	1,601	37,640
Heartland Financial USA, Inc.	9,104	408,770
Heritage Commerce Corp.	11,571	144,869
Heritage Financial Corp.	9,356	283,206
Hilltop Holdings, Inc.	25,847	543,562
Hingham Institution for Savings	534	98,795
Home Bancorp, Inc.	1,946	71,301
Home BancShares, Inc.	48,375	928,316
HomeStreet, Inc. *	9,269	260,830
HomeTrust Bancshares, Inc.	6,004	152,261
Hope Bancorp, Inc.	42,153	592,671
Hopfed Bancorp, Inc.	2,268	44,317
Horizon Bancorp, Inc.	12,027	195,679
Howard Bancorp, Inc. *	4,800	72,144
Huntington Bancshares, Inc.	348,093	4,845,455
IBERIABANK Corp.	17,289	1,374,476
Independent Bank Corp.	11,089	889,670
Independent Bank Corp., Michigan	7,335	157,923
Independent Bank Group, Inc.	12,943	737,751
International Bancshares Corp.	19,695	816,752
Investar Holding Corp.	2,523	58,735
Investors Bancorp, Inc.	74,260	872,555
JPMorgan Chase & Co.	1,073,256	124,551,359
Kearny Financial Corp.	30,708	429,912
KeyCorp	332,660	5,838,183
Lakeland Bancorp, Inc.	15,000	248,400
Lakeland Financial Corp.	10,005	477,739
LCNB Corp.	4,536	77,112
LegacyTexas Financial Group, Inc.	15,859	635,629
LendingTree, Inc. *	2,539	977,058
Live Oak Bancshares, Inc.	7,662	133,855
Luther Burbank Corp.	6,821	71,825
M&T Bank Corp.	45,049	7,661,483
Macatawa Bank Corp.	7,248	74,799
Mackinac Financial Corp.	2,963	46,489
Malvern Bancorp, Inc. *	1,956	41,448
MBT Financial Corp.	4,678	46,967
Mercantile Bank Corp.	5,614	189,753
Merchants Bancorp	5,609	135,626
Meridian Bancorp, Inc.	15,771	271,577
Meridian Corp. *	2,531	44,773
Meta Financial Group, Inc.	7,302	188,100
Metropolitan Bank Holding Corp. *	2,381	95,026
MGIC Investment Corp. *	117,944	1,726,700
Mid Penn Bancorp, Inc.	1,996	48,662
Middlefield Banc Corp.	904	36,657
Midland States Bancorp, Inc.	7,038	188,759
MidSouth Bancorp, Inc.	3,600	42,732
MidWestOne Financial Group, Inc.	3,261	91,895
MMA Capital Holdings, Inc. *	1,499	47,668
Mr Cooper Group, Inc. *	8,189	70,425
MSB Financial Corp.	2,482	44,118
MutualFirst Financial, Inc.	1,990	59,481
MVB Financial Corp.	3,423	56,788
National Bank Holdings Corp., Class A	9,231	352,993
National Bankshares, Inc.	2,688	113,676
NBT Bancorp, Inc.	12,985	493,690
New York Community Bancorp, Inc.	151,685	1,764,097

33
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nicolet Bankshares, Inc. *	2,665	162,698
NMI Holdings, Inc., Class A *	21,585	606,107
Northeast Bancorp	1,965	43,073
Northfield Bancorp, Inc.	15,765	236,475
Northrim BanCorp, Inc.	2,596	92,132
Northwest Bancshares, Inc.	33,446	582,964
Norwood Financial Corp.	1,600	51,488
Oak Valley Bancorp	2,528	48,462
OceanFirst Financial Corp.	12,138	305,635
Ocwen Financial Corp. *	33,720	56,987
OFG Bancorp	12,812	258,546
Ohio Valley Banc Corp.	1,139	42,804
Old Line Bancshares, Inc.	4,758	118,950
Old National Bancorp	51,917	886,742
Old Second Bancorp, Inc.	10,602	140,477
Opus Bank	7,454	163,019
Origin Bancorp, Inc.	1,600	55,744
Oritani Financial Corp.	10,694	185,541
Orrstown Financial Services, Inc.	2,174	45,089
Pacific Mercantile Bancorp *	4,589	35,932
Pacific Premier Bancorp, Inc.	15,952	463,725
PacWest Bancorp	38,677	1,529,675
Park National Corp.	4,258	415,921
Parke Bancorp, Inc.	2,239	51,228
PB Bancorp, Inc.	4,076	45,244
PCSB Financial Corp.	6,385	121,634
Peapack-Gladstone Financial Corp.	5,216	150,899
Penns Woods Bancorp, Inc.	1,500	65,490
PennyMac Financial Services, Inc.	18,548	413,620
People's United Financial, Inc.	123,560	2,136,352
People's Utah Bancorp	5,381	153,089
Peoples Bancorp of North Carolina, Inc.	1,427	39,913
Peoples Bancorp, Inc.	6,847	223,760
Peoples Financial Services Corp.	2,448	106,488
Pinnacle Financial Partners, Inc.	25,044	1,454,305
Plumas Bancorp	1,860	48,639
Ponce de Leon Federal Bank *	3,464	50,124
Popular, Inc.	31,714	1,830,215
Preferred Bank	5,001	245,999
Premier Financial Bancorp, Inc.	2,848	47,220
Prosperity Bancshares, Inc.	22,843	1,682,159
Provident Bancorp, Inc. *	750	18,375
Provident Financial Holdings, Inc.	2,246	45,482
Provident Financial Services, Inc.	21,746	576,704
Prudential Bancorp, Inc.	2,109	36,823
QCR Holdings, Inc.	3,960	135,472
Radian Group, Inc.	70,757	1,657,129
Randolph Bancorp, Inc. *	2,980	45,505
RBB Bancorp	4,010	77,634
Regions Financial Corp.	330,259	5,128,922
Reliant Bancorp, Inc.	2,700	61,830
Renasant Corp.	16,472	597,275
Republic Bancorp, Inc., Class A	2,950	139,417
Republic First Bancorp, Inc. *	17,184	87,982
Rhinebeck Bancorp, Inc. *	3,810	44,768
Riverview Bancorp, Inc.	5,400	40,068
S&T Bancorp, Inc.	12,483	500,319
Salisbury Bancorp, Inc.	1,041	40,453
Sandy Spring Bancorp, Inc.	12,945	451,651
SB Financial Group, Inc.	2,430	44,469
SB One Bancorp	1,887	44,816
Seacoast Banking Corp. of Florida *	17,503	496,385
Security National Financial Corp., Class A *	8,967	45,552
Select Bancorp, Inc. *	5,100	62,628
ServisFirst Bancshares, Inc.	14,569	494,472
Severn Bancorp, Inc.	5,134	47,541
Shore Bancshares, Inc.	4,629	73,277
Security	Number of Shares	Value ($)
SI Financial Group, Inc.	3,257	46,640
Sierra Bancorp	4,155	109,941
Signature Bank	18,380	2,427,447
Simmons First National Corp., Class A	31,070	788,867
SmartFinancial, Inc. *	2,700	56,133
Sound Financial Bancorp, Inc.	1,293	44,285
South State Corp.	11,139	842,777
Southern First Bancshares, Inc. *	1,875	69,019
Southern Missouri Bancorp, Inc.	3,020	101,321
Southern National Bancorp of Virginia, Inc.	6,730	100,412
Southside Bancshares, Inc.	10,547	370,516
Spirit of Texas Bancshares, Inc. *	3,720	83,588
Standard AVB Financial Corp.	1,872	51,199
Sterling Bancorp	71,928	1,540,698
Sterling Bancorp, Inc.	7,691	75,295
Stock Yards Bancorp, Inc.	7,278	249,999
Summit Financial Group, Inc.	3,433	89,430
Summit State Bank	3,591	41,297
SunTrust Banks, Inc.	145,870	9,551,568
SVB Financial Group *	17,483	4,400,821
Synovus Financial Corp.	51,358	1,893,056
TCF Financial Corp.	56,386	1,247,822
Territorial Bancorp, Inc.	2,571	74,430
Texas Capital Bancshares, Inc. *	18,012	1,165,917
TFS Financial Corp.	19,782	329,172
The Bancorp, Inc. *	15,734	160,644
The Bank of Princeton	1,521	45,782
The Community Financial Corp.	1,476	45,195
The First Bancshares, Inc.	3,371	104,096
The First of Long Island Corp.	9,000	209,430
The PNC Financial Services Group, Inc.	148,743	20,367,379
Timberland Bancorp, Inc.	2,502	78,062
Tompkins Financial Corp.	4,024	324,616
Towne Bank	22,138	577,359
TriCo Bancshares	9,284	370,524
TriState Capital Holdings, Inc. *	7,935	184,568
Triumph Bancorp, Inc. *	6,748	209,255
TrustCo Bank Corp.	28,716	229,728
Trustmark Corp.	22,989	826,684
Two River Bancorp	2,741	41,745
U.S. Bancorp	492,880	26,280,362
UMB Financial Corp.	15,587	1,088,908
Umpqua Holdings Corp.	69,755	1,210,947
Union Bankshares Corp.	24,306	887,169
Union Bankshares, Inc.	1,200	47,412
United Bancshares, Inc.	1,936	44,567
United Bankshares, Inc.	35,319	1,385,918
United Community Banks, Inc.	27,233	764,703
United Community Financial Corp.	18,657	171,831
United Financial Bancorp, Inc.	15,207	200,580
United Security Bancshares	4,123	43,292
Unity Bancorp, Inc.	2,299	49,658
Univest Financial Corp.	10,769	271,594
Valley National Bancorp	107,799	1,129,734
Veritex Holdings, Inc.	15,506	411,064
Walker & Dunlop, Inc.	8,850	486,308
Washington Federal, Inc.	26,742	886,230
Washington Trust Bancorp, Inc.	4,849	251,227
Waterstone Financial, Inc.	9,659	159,953
Webster Financial Corp.	30,645	1,628,169
Wells Fargo & Co.	1,341,700	64,951,697
WesBanco, Inc.	17,140	691,085
West Bancorp, Inc.	4,641	97,322
Westamerica Bancorp	9,699	622,870
Western Alliance Bancorp *	33,495	1,600,391
Western New England Bancorp, Inc.	10,349	99,971
Wintrust Financial Corp.	17,847	1,359,941

34
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WSFS Financial Corp.	19,920	860,146
Zions Bancorp NA	60,271	2,973,168
		580,800,535

Capital Goods 7.0%
3M Co.	188,592	35,740,070
A.O. Smith Corp.	47,396	2,491,608
AAON, Inc.	13,579	681,802
AAR Corp.	12,256	413,885
Actuant Corp., Class A	23,196	593,354
Acuity Brands, Inc.	13,528	1,979,552
Advanced Drainage Systems, Inc.	12,146	340,695
AECOM *	52,814	1,790,395
Aegion Corp. *	12,259	244,077
Aerojet Rocketdyne Holdings, Inc. *	23,147	783,757
Aerovironment, Inc. *	6,804	466,482
AGCO Corp.	21,204	1,500,819
Air Lease Corp.	33,619	1,296,349
Aircastle Ltd.	16,101	320,732
Alamo Group, Inc.	3,373	349,578
Albany International Corp., Class A	9,212	681,412
Allegion plc	30,242	3,000,914
Allied Motion Technologies, Inc.	1,959	71,719
Allison Transmission Holdings, Inc.	39,145	1,834,335
Altra Industrial Motion Corp.	21,554	808,059
Ameresco, Inc., Class A *	5,440	81,926
American Superconductor Corp. *	5,600	61,824
American Woodmark Corp. *	4,841	435,351
AMETEK, Inc.	74,803	6,595,381
Apogee Enterprises, Inc.	9,481	382,084
Applied Industrial Technologies, Inc.	13,758	824,655
Arconic, Inc.	131,190	2,817,961
Arcosa, Inc.	14,726	458,420
Argan, Inc.	6,731	321,876
Armstrong Flooring, Inc. *	7,547	109,356
Armstrong World Industries, Inc.	16,287	1,411,594
Arotech Corp. *	14,875	43,138
Astec Industries, Inc.	6,955	234,453
Astronics Corp. *	7,256	241,915
Atkore International Group, Inc. *	15,845	392,322
Axon Enterprise, Inc. *	19,650	1,247,775
AZZ, Inc.	9,021	428,407
Babcock & Wilcox Enterprises, Inc. *	61,677	21,531
Barnes Group, Inc.	14,308	795,811
Beacon Roofing Supply, Inc. *	22,400	843,584
Bloom Energy Corp., Class A *(a)	6,100	83,082
Blue Bird Corp. *	6,024	104,275
BlueLinx Holdings, Inc. *	2,241	57,639
BMC Stock Holdings, Inc. *	24,109	496,163
Briggs & Stratton Corp.	12,415	151,463
Builders FirstSource, Inc. *	43,286	596,481
BWX Technologies, Inc.	33,163	1,694,629
CAI International, Inc. *	4,600	114,218
Capstone Turbine Corp. *	56,507	49,670
Carlisle Cos., Inc.	19,079	2,698,152
Caterpillar, Inc.	188,899	26,336,299
Chart Industries, Inc. *	10,540	930,366
CIRCOR International, Inc. *	5,887	198,510
Colfax Corp. *	32,483	980,012
Columbus McKinnon Corp.	5,837	229,744
Comfort Systems USA, Inc.	11,445	619,175
Commercial Vehicle Group, Inc. *	7,300	65,116
Construction Partners, Inc., Class A *	3,554	46,557
Continental Building Products, Inc. *	10,633	272,736
CPI Aerostructures, Inc. *	6,418	40,626
Crane Co.	15,778	1,341,919
CSW Industrials, Inc. *	4,946	296,513
Security	Number of Shares	Value ($)
Cubic Corp.	8,744	496,484
Cummins, Inc.	47,289	7,863,688
Curtiss-Wright Corp.	13,752	1,566,903
Deere & Co.	104,538	17,314,629
Donaldson Co., Inc.	41,916	2,244,183
Douglas Dynamics, Inc.	9,241	348,940
Dover Corp.	46,769	4,585,233
Ducommun, Inc. *	3,200	129,856
DXP Enterprises, Inc. *	4,731	202,913
Dycom Industries, Inc. *	9,706	481,321
Eaton Corp. plc	138,956	11,508,336
EMCOR Group, Inc.	18,306	1,540,267
Emerson Electric Co.	200,953	14,265,653
Encore Wire Corp.	7,393	438,331
Energous Corp. *(a)	5,300	26,871
Energy Recovery, Inc. *	9,780	95,159
EnerSys	14,027	970,528
Enphase Energy, Inc. *(a)	25,967	260,709
EnPro Industries, Inc.	7,907	587,648
ESCO Technologies, Inc.	8,457	634,275
EVI Industries, Inc. (a)	1,400	51,100
Evoqua Water Technologies Corp. *	17,636	240,202
Fastenal Co.	93,551	6,600,023
Federal Signal Corp.	18,109	520,996
Flowserve Corp.	42,304	2,074,165
Fluor Corp.	46,688	1,854,914
Fortive Corp.	95,854	8,276,034
Fortune Brands Home & Security, Inc.	47,275	2,495,174
Foundation Building Materials, Inc. *	5,200	70,668
Franklin Electric Co., Inc.	12,105	591,450
FreightCar America, Inc. *	3,100	21,452
Gardner Denver Holdings, Inc. *	41,048	1,385,370
Gates Industrial Corp. plc *	17,841	286,883
GATX Corp.	12,164	938,209
Gencor Industries, Inc. *	3,540	42,728
Generac Holdings, Inc. *	19,509	1,072,800
General Dynamics Corp.	88,671	15,847,281
General Electric Co.	2,860,541	29,091,702
General Finance Corp. *	3,300	30,690
Gibraltar Industries, Inc. *	10,558	418,836
Global Brass & Copper Holdings, Inc.	6,304	273,531
GMS, Inc. *	10,209	179,883
Graco, Inc.	55,223	2,830,179
GrafTech International Ltd.	17,928	205,276
Graham Corp.	2,809	58,146
Granite Construction, Inc.	14,427	647,628
Great Lakes Dredge & Dock Corp. *	19,016	194,534
Griffon Corp.	9,621	188,764
H&E Equipment Services, Inc.	9,632	292,909
Harris Corp.	39,049	6,579,756
Harsco Corp. *	23,810	539,058
HD Supply Holdings, Inc. *	59,223	2,705,899
HEICO Corp.	12,901	1,361,443
HEICO Corp., Class A	23,537	2,104,914
Herc Holdings, Inc. *	7,118	342,803
Hexcel Corp.	27,236	1,925,858
Hillenbrand, Inc.	22,065	949,236
Honeywell International, Inc.	238,585	41,425,514
Houston Wire & Cable Co. *	8,228	50,931
Hubbell, Inc.	17,977	2,293,865
Huntington Ingalls Industries, Inc.	13,735	3,057,136
Hurco Cos., Inc.	2,000	78,660
Hyster-Yale Materials Handling, Inc.	3,600	239,832
IDEX Corp.	24,531	3,843,026
IES Holdings, Inc. *	4,126	72,246
Illinois Tool Works, Inc.	98,781	15,373,287
Ingersoll-Rand plc	79,267	9,718,927
Insteel Industries, Inc.	5,095	106,689

35
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ITT, Inc.	29,658	1,795,792
Jacobs Engineering Group, Inc.	38,205	2,977,698
JELD-WEN Holding, Inc. *	20,479	404,460
John Bean Technologies Corp.	10,923	1,199,236
Johnson Controls International plc	297,872	11,170,200
Kadant, Inc.	3,843	376,960
Kaman Corp.	8,429	521,839
Kennametal, Inc.	29,179	1,187,585
Kratos Defense & Security Solutions, Inc. *	30,097	477,940
L3 Technologies, Inc.	26,272	5,742,534
Lawson Products, Inc. *	2,101	68,997
Lennox International, Inc.	11,635	3,158,321
Lincoln Electric Holdings, Inc.	21,404	1,867,927
Lindsay Corp.	3,100	263,500
LiqTech International, Inc. *	5,399	39,089
Lockheed Martin Corp.	80,493	26,830,732
LSI Industries, Inc.	14,777	50,242
Lydall, Inc. *	5,500	135,355
Manitex International, Inc. *	4,549	34,754
Masco Corp.	97,883	3,823,310
Masonite International Corp. *	10,062	518,092
MasTec, Inc. *	19,794	1,002,566
Mercury Systems, Inc. *	15,234	1,112,387
Meritor, Inc. *	27,700	672,002
Milacron Holdings Corp. *	20,539	300,075
Miller Industries, Inc.	3,410	112,803
Moog, Inc., Class A	10,366	970,672
MRC Global, Inc. *	31,160	540,003
MSC Industrial Direct Co., Inc., Class A	14,699	1,229,571
Mueller Industries, Inc.	19,369	564,994
Mueller Water Products, Inc., Class A	58,600	628,778
MYR Group, Inc. *	4,813	173,990
National Presto Industries, Inc.	1,664	177,216
Navistar International Corp. *	20,382	695,841
NCI Building Systems, Inc. *	14,252	81,521
NN, Inc.	15,065	136,188
Nordson Corp.	16,932	2,471,225
Northrop Grumman Corp.	55,589	16,115,807
Northwest Pipe Co. *	2,896	69,417
NOW, Inc. *	41,172	601,935
NV5 Global, Inc. *	2,552	161,644
nVent Electric plc	54,394	1,520,312
Omega Flex, Inc.	832	70,437
Orion Group Holdings, Inc. *	8,139	21,080
Oshkosh Corp.	22,462	1,855,137
Owens Corning	36,549	1,873,867
PACCAR, Inc.	112,540	8,065,742
Park-Ohio Holdings Corp.	3,600	131,868
Parker-Hannifin Corp.	42,416	7,680,689
Patrick Industries, Inc. *	8,643	431,026
Pentair plc	51,196	1,996,132
PGT Innovations, Inc. *	19,928	292,144
Plug Power, Inc. *(a)	108,526	270,230
Powell Industries, Inc.	2,862	83,714
Preformed Line Products Co.	1,000	56,390
Primoris Services Corp.	13,954	305,872
Proto Labs, Inc. *	8,737	959,235
Quanex Building Products Corp.	10,061	168,220
Quanta Services, Inc.	44,328	1,799,717
Raven Industries, Inc.	11,752	457,270
Raytheon Co.	92,695	16,461,705
RBC Bearings, Inc. *	7,984	1,098,199
Regal Beloit Corp.	14,878	1,265,820
Resideo Technologies, Inc. *	41,983	953,014
REV Group, Inc.	7,500	95,175
Rexnord Corp. *	36,665	1,048,619
Rockwell Automation, Inc.	39,192	7,082,386
Roper Technologies, Inc.	33,843	12,173,327
Security	Number of Shares	Value ($)
Rush Enterprises, Inc., Class A	8,204	347,932
Rush Enterprises, Inc., Class B	750	31,500
Sensata Technologies Holding plc *	53,380	2,665,797
Simpson Manufacturing Co., Inc.	12,975	826,248
SiteOne Landscape Supply, Inc. *	13,439	904,445
Snap-on, Inc.	18,273	3,074,980
Spartan Motors, Inc.	9,445	87,839
Spirit AeroSystems Holdings, Inc., Class A	34,344	2,984,494
SPX Corp. *	13,882	506,693
SPX FLOW, Inc. *	13,487	484,723
Standex International Corp.	4,408	291,237
Stanley Black & Decker, Inc.	50,014	7,332,052
Sterling Construction Co., Inc. *	7,334	99,449
Sun Hydraulics Corp.	9,064	474,410
Sunrun, Inc. *	26,305	400,099
Systemax, Inc.	3,800	86,298
Tecogen, Inc. *	11,344	42,540
Teledyne Technologies, Inc. *	11,737	2,916,762
Tennant Co.	5,863	389,186
Terex Corp.	21,913	730,360
Textron, Inc.	77,070	4,084,710
The Boeing Co.	172,404	65,115,267
The Eastern Co.	1,864	53,422
The ExOne Co. *	4,754	42,120
The Goldfield Corp. *	16,952	39,668
The Gorman-Rupp Co.	5,933	197,569
The Greenbrier Cos., Inc.	11,186	397,439
The KeyW Holding Corp. *	15,259	173,037
The Manitowoc Co., Inc. *	12,331	220,232
The Middleby Corp. *	18,359	2,425,775
The Timken Co.	24,113	1,156,218
The Toro Co.	34,675	2,536,476
Thermon Group Holdings, Inc. *	9,540	246,037
Titan International, Inc.	13,787	95,544
Titan Machinery, Inc. *	5,599	96,303
TPI Composites, Inc. *	7,622	235,901
Transcat, Inc. *	2,013	46,400
TransDigm Group, Inc. *	16,097	7,767,124
Trex Co., Inc. *	19,919	1,379,789
TriMas Corp. *	15,539	480,621
Trinity Industries, Inc.	44,815	966,211
Triton International Ltd.	20,019	659,626
Triumph Group, Inc.	16,938	401,939
Tutor Perini Corp. *	11,769	235,027
Twin Disc, Inc. *	3,405	64,491
Ultralife Corp. *	4,422	51,074
United Rentals, Inc. *	26,091	3,676,744
United Technologies Corp.	266,092	37,947,380
Univar, Inc. *	42,234	943,085
Universal Forest Products, Inc.	22,482	830,710
Valmont Industries, Inc.	6,716	905,585
Vectrus, Inc. *	3,418	138,600
Veritiv Corp. *	3,278	91,423
Vicor Corp. *	4,790	179,673
Vivint Solar, Inc. *	9,172	49,621
W.W. Grainger, Inc.	14,832	4,182,624
Wabash National Corp.	19,725	297,453
WABCO Holdings, Inc. *	16,865	2,233,601
Wabtec Corp.	45,433	3,365,222
Watsco, Inc.	10,632	1,684,853
Watts Water Technologies, Inc., Class A	8,225	703,978
Welbilt, Inc. *	47,359	797,052
Wesco Aircraft Holdings, Inc. *	20,800	175,552
WESCO International, Inc. *	15,809	904,907
Willis Lease Finance Corp. *	1,177	58,520
WillScot Corp. *	16,161	217,689

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Woodward, Inc.	18,544	2,019,442
Xylem, Inc.	58,802	4,904,087
		684,488,227

Commercial & Professional Services 1.1%
ABM Industries, Inc.	23,031	874,487
Acacia Research Corp. *	15,357	48,835
ACCO Brands Corp.	34,735	317,478
ADT, Inc.	42,276	278,599
Advanced Disposal Services, Inc. *	23,888	772,538
Aqua Metals, Inc. *	12,685	31,839
ASGN, Inc. *	16,990	1,071,050
Barrett Business Services, Inc.	3,084	224,700
BG Staffing, Inc.	2,500	58,425
Brady Corp., Class A	17,257	841,969
BrightView Holdings, Inc. *	6,100	97,844
Casella Waste Systems, Inc., Class A *	15,213	567,749
CBIZ, Inc. *	15,664	302,472
CECO Environmental Corp. *	9,324	72,354
Cintas Corp.	27,979	6,075,360
Clean Harbors, Inc. *	17,394	1,321,944
Copart, Inc. *	66,325	4,464,999
CoStar Group, Inc. *	12,049	5,979,316
Covanta Holding Corp.	39,133	707,133
CRA International, Inc.	2,542	132,387
Deluxe Corp.	14,100	630,552
DLH Holdings Corp. *	7,588	47,425
Ennis, Inc.	11,953	241,212
Equifax, Inc.	39,669	4,996,311
Exponent, Inc.	15,952	903,202
Forrester Research, Inc.	3,376	171,703
Franklin Covey Co. *	5,656	161,253
FTI Consulting, Inc. *	12,563	1,067,604
GP Strategies Corp. *	5,086	64,745
Healthcare Services Group, Inc.	23,875	808,169
Heidrick & Struggles International, Inc.	5,759	206,057
Heritage-Crystal Clean, Inc. *	3,533	101,503
Herman Miller, Inc.	18,448	716,151
Hill International, Inc. *	13,292	35,224
HNI Corp.	16,018	588,021
Hudson Technologies, Inc. *	26,118	35,259
Huron Consulting Group, Inc. *	6,590	318,495
ICF International, Inc.	6,209	483,495
IHS Markit Ltd. *	118,084	6,761,490
Insperity, Inc.	11,850	1,416,786
Interface, Inc.	19,952	320,030
KAR Auction Services, Inc.	42,669	2,409,945
Kelly Services, Inc., Class A	13,493	300,354
Kforce, Inc.	6,775	244,035
Kimball International, Inc., Class B	11,882	186,072
Knoll, Inc.	13,937	304,384
Korn Ferry	18,537	871,610
LSC Communications, Inc.	9,950	69,551
ManpowerGroup, Inc.	20,786	1,996,287
Matthews International Corp., Class A	10,170	407,410
McGrath RentCorp	8,505	527,310
Mistras Group, Inc. *	5,000	68,550
Mobile Mini, Inc.	15,499	558,274
MSA Safety, Inc.	10,934	1,201,756
Multi-Color Corp.	3,869	193,063
Navigant Consulting, Inc.	14,000	319,620
Nielsen Holdings plc	115,680	2,953,310
NRC Group Holdings Corp. *	5,211	46,534
PICO Holdings, Inc. *	7,559	86,399
Pitney Bowes, Inc.	56,836	404,104
Quad Graphics, Inc.	9,800	119,658
Republic Services, Inc.	69,582	5,762,781
Security	Number of Shares	Value ($)
Resources Connection, Inc.	11,300	181,478
Robert Half International, Inc.	39,218	2,435,046
Rollins, Inc.	46,601	1,802,061
RR Donnelley & Sons Co.	19,875	91,822
SP Plus Corp. *	8,505	293,593
Steelcase, Inc., Class A	29,265	505,992
Stericycle, Inc. *	28,923	1,688,814
Team, Inc. *	8,225	139,002
Tetra Tech, Inc.	19,037	1,232,075
The Brink's Co.	17,306	1,383,269
TransUnion	60,266	4,197,527
TriNet Group, Inc. *	15,640	974,998
TrueBlue, Inc. *	14,540	351,286
UniFirst Corp.	5,552	877,938
Upwork, Inc. *	21,190	423,588
US Ecology, Inc.	7,422	452,816
Verisk Analytics, Inc.	53,218	7,511,189
Viad Corp.	7,132	437,263
VSE Corp.	2,601	79,513
WageWorks, Inc. *	12,366	603,337
Waste Management, Inc.	127,644	13,701,307
Willdan Group, Inc. *	4,309	170,335
		102,881,421

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	285,276
American Outdoor Brands Corp. *	15,020	147,947
Beazer Homes USA, Inc. *	14,438	191,881
Brunswick Corp.	28,630	1,466,142
Callaway Golf Co.	33,382	586,188
Capri Holdings Ltd. *	49,787	2,194,611
Carter's, Inc.	14,934	1,581,660
Cavco Industries, Inc. *	3,237	403,880
Century Communities, Inc. *	7,618	193,726
Clarus Corp.	6,000	80,520
Columbia Sportswear Co.	9,203	920,024
Crocs, Inc. *	24,211	674,276
CSS Industries, Inc.	2,830	19,838
D.R. Horton, Inc.	113,022	5,008,005
Deckers Outdoor Corp. *	9,598	1,518,500
Delta Apparel, Inc. *	1,907	45,901
Escalade, Inc.	3,955	47,618
Ethan Allen Interiors, Inc.	7,327	161,927
Flexsteel Industries, Inc.	1,900	41,154
Fossil Group, Inc. *	12,996	169,858
G-III Apparel Group Ltd. *	12,985	560,303
Garmin Ltd.	39,050	3,348,147
GoPro, Inc., Class A *	41,540	245,501
Green Brick Partners, Inc. *	7,100	63,474
Hamilton Beach Brands Holding Co., Class A	1,750	31,675
Hanesbrands, Inc.	117,091	2,115,834
Hasbro, Inc.	38,186	3,889,626
Helen of Troy Ltd. *	8,312	1,196,928
Hooker Furniture Corp.	5,161	153,849
Hovnanian Enterprises, Inc., Class A *	2,020	30,744
Installed Building Products, Inc. *	6,876	330,254
iRobot Corp. *	9,024	934,345
Johnson Outdoors, Inc., Class A	1,700	130,339
KB Home	30,005	777,429
La-Z-Boy, Inc.	16,047	526,342
Lakeland Industries, Inc. *	4,088	51,877
Legacy Housing Corp. *	3,213	38,974
Leggett & Platt, Inc.	41,687	1,640,800
Lennar Corp., B Shares	4,272	178,228
Lennar Corp., Class A	94,598	4,921,934
LGI Homes, Inc. *	5,899	408,860

37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Libbey, Inc. *	7,232	18,080
Lifetime Brands, Inc.	5,000	47,300
lululemon Athletica, Inc. *	34,639	6,108,588
M.D.C. Holdings, Inc.	14,792	452,043
M/I Homes, Inc. *	9,900	278,883
Malibu Boats, Inc., Class A *	6,152	256,046
Marine Products Corp.	3,933	59,664
MasterCraft Boat Holdings, Inc. *	4,993	123,527
Mattel, Inc. *	112,078	1,366,231
Meritage Homes Corp. *	11,524	589,453
Mohawk Industries, Inc. *	20,552	2,800,210
Movado Group, Inc.	5,167	184,204
Newell Brands, Inc.	132,354	1,903,250
NIKE, Inc., Class B	413,420	36,310,679
NVR, Inc. *	1,102	3,474,033
Oxford Industries, Inc.	5,331	442,793
Polaris Industries, Inc.	19,417	1,871,799
PulteGroup, Inc.	84,990	2,673,785
PVH Corp.	24,492	3,159,223
Ralph Lauren Corp.	17,866	2,350,808
Rocky Brands, Inc.	1,800	45,918
Roku, Inc. *	26,777	1,702,749
Skechers U.S.A., Inc., Class A *	43,313	1,371,290
Skyline Champion Corp.	16,024	338,267
Sonos, Inc. *	4,100	44,772
Steven Madden Ltd.	24,117	876,653
Sturm, Ruger & Co., Inc.	7,077	396,241
Superior Group of Cos., Inc.	3,200	53,568
Tapestry, Inc.	94,488	3,049,128
Taylor Morrison Home Corp., Class A *	36,816	712,758
Tempur Sealy International, Inc. *	14,925	916,395
The Lovesac Co. *	1,800	70,911
The New Home Co., Inc. *	9,661	44,537
Toll Brothers, Inc.	42,269	1,610,449
TopBuild Corp. *	12,215	870,074
TRI Pointe Group, Inc. *	42,455	554,038
Tupperware Brands Corp.	14,971	356,310
Turtle Beach Corp. *(a)	2,910	29,798
Under Armour, Inc., Class A *	59,372	1,370,899
Under Armour, Inc., Class C *	64,286	1,332,006
Unifi, Inc. *	4,248	85,810
Universal Electronics, Inc. *	4,081	155,282
Vera Bradley, Inc. *	5,909	72,562
VF Corp.	106,683	10,071,942
Vista Outdoor, Inc. *	17,574	151,664
Vuzix Corp. *(a)	7,800	18,486
Whirlpool Corp.	20,507	2,846,782
William Lyon Homes, Class A *	9,666	162,969
Wolverine World Wide, Inc.	30,060	1,106,509
YETI Holdings, Inc. *(a)	5,910	210,869
ZAGG, Inc. *	8,000	65,920
		132,480,550

Consumer Services 2.3%
Adtalem Global Education, Inc. *	20,276	1,000,012
American Public Education, Inc. *	5,600	179,200
Aramark	79,252	2,463,152
Aspen Group, Inc. *	8,985	40,972
BBX Capital Corp.	20,416	113,105
BJ's Restaurants, Inc.	6,241	311,488
Bloomin' Brands, Inc.	28,060	560,919
Bluegreen Vacations Corp. (a)	2,223	33,790
Boyd Gaming Corp.	25,952	746,899
Bright Horizons Family Solutions, Inc. *	19,474	2,495,593
Brinker International, Inc.	12,650	541,040
Caesars Entertainment Corp. *	194,922	1,824,470
Career Education Corp. *	25,565	464,005
Security	Number of Shares	Value ($)
Carnival Corp.	131,499	7,214,035
Carriage Services, Inc.	6,911	121,288
Carrols Restaurant Group, Inc. *	10,038	98,473
Century Casinos, Inc. *	7,935	72,209
Chegg, Inc. *	33,304	1,187,288
Chipotle Mexican Grill, Inc. *	7,994	5,500,192
Choice Hotels International, Inc.	11,987	995,400
Churchill Downs, Inc.	12,411	1,251,649
Chuy's Holdings, Inc. *	5,160	102,632
Collectors Universe, Inc.	2,500	43,475
Cracker Barrel Old Country Store, Inc.	7,610	1,284,111
Darden Restaurants, Inc.	40,724	4,789,142
Dave & Buster's Entertainment, Inc.	11,742	667,415
Del Frisco's Restaurant Group, Inc. *	14,779	99,019
Del Taco Restaurants, Inc. *	10,395	104,470
Denny's Corp. *	21,100	392,882
Dine Brands Global, Inc.	6,527	578,684
Domino's Pizza, Inc.	13,564	3,670,147
Drive Shack, Inc. *	17,215	88,485
Dunkin' Brands Group, Inc.	26,376	1,968,441
El Pollo Loco Holdings, Inc. *	6,221	79,504
Eldorado Resorts, Inc. *	21,543	1,063,578
Everi Holdings, Inc. *	19,772	203,454
Extended Stay America, Inc.	60,722	1,087,531
Fiesta Restaurant Group, Inc. *	7,980	101,027
frontdoor, Inc. *	27,504	969,241
Golden Entertainment, Inc. *	6,136	96,519
Graham Holdings Co., Class B	1,451	1,078,717
Grand Canyon Education, Inc. *	16,295	1,888,428
H&R Block, Inc.	65,033	1,769,548
Hilton Grand Vacations, Inc. *	31,058	995,098
Hilton Worldwide Holdings, Inc.	95,906	8,342,863
Houghton Mifflin Harcourt Co. *	37,061	264,245
Hyatt Hotels Corp., Class A	13,340	1,023,578
Inspired Entertainment, Inc. *	6,626	52,147
International Speedway Corp., Class A	7,430	327,812
J Alexander's Holdings, Inc. *	6,429	70,655
Jack in the Box, Inc.	8,383	646,329
K12, Inc. *	12,100	364,452
Las Vegas Sands Corp.	121,245	8,129,477
Laureate Education, Inc., Class A *	21,137	332,696
Lincoln Educational Services Corp. *	14,491	44,053
Lindblad Expeditions Holdings, Inc. *	7,500	121,575
Marriott International, Inc., Class A	92,462	12,613,666
Marriott Vacations Worldwide Corp.	13,189	1,393,154
McDonald's Corp.	250,707	49,532,182
MGM Resorts International	169,195	4,505,663
Monarch Casino & Resort, Inc. *	3,610	154,111
Nathan's Famous, Inc.	842	58,140
Noodles & Co. *	12,000	85,800
Norwegian Cruise Line Holdings Ltd. *	71,756	4,046,321
Papa John's International, Inc. (a)	7,000	358,120
Papa Murphy's Holdings, Inc. *	7,786	50,375
Penn National Gaming, Inc. *	35,224	763,304
Planet Fitness, Inc., Class A *	27,197	2,058,813
Playa Hotels & Resorts N.V. *	16,595	132,760
PlayAGS, Inc. *	10,460	252,295
Potbelly Corp. *	7,813	69,536
RCI Hospitality Holdings, Inc.	2,500	56,925
Red Lion Hotels Corp. *	7,000	55,440
Red Robin Gourmet Burgers, Inc. *	3,624	116,077
Red Rock Resorts, Inc., Class A	20,977	565,959
Regis Corp. *	10,203	191,000
Royal Caribbean Cruises Ltd.	56,450	6,827,063
Ruth's Hospitality Group, Inc.	8,878	230,650
Scientific Games Corp., Class A *	21,201	490,379
SeaWorld Entertainment, Inc. *	21,055	560,484
Service Corp. International	60,092	2,500,428

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ServiceMaster Global Holdings, Inc. *	44,154	2,164,871
Shake Shack, Inc., Class A *	8,483	520,008
Six Flags Entertainment Corp.	24,020	1,275,222
Sotheby's *	10,738	452,929
Starbucks Corp.	407,315	31,640,229
Strategic Education, Inc.	6,759	968,903
Texas Roadhouse, Inc.	21,590	1,166,076
The Cheesecake Factory, Inc.	14,852	736,956
The Habit Restaurants, Inc., Class A *	6,100	65,026
The Wendy's Co.	61,459	1,143,752
Twin River Worldwide Holdings, Inc. *	8,850	285,855
Universal Technical Institute, Inc. *	13,059	44,270
Vail Resorts, Inc.	13,151	3,009,606
Weight Watchers International, Inc. *	13,623	278,182
Wingstop, Inc.	10,514	791,389
Wyndham Destinations, Inc.	32,092	1,397,928
Wyndham Hotels & Resorts, Inc.	33,142	1,846,672
Wynn Resorts Ltd.	32,024	4,625,867
Yum! Brands, Inc.	99,890	10,427,517
		220,566,512

Diversified Financials 5.1%
A-Mark Precious Metals, Inc. *	3,562	40,108
Affiliated Managers Group, Inc.	17,171	1,904,607
AG Mortgage Investment Trust, Inc.	14,385	246,127
AGNC Investment Corp.	179,265	3,189,124
Ally Financial, Inc.	133,659	3,971,009
American Express Co.	226,799	26,587,647
Ameriprise Financial, Inc.	44,573	6,541,979
Annaly Capital Management, Inc.	466,532	4,707,308
Anworth Mortgage Asset Corp.	30,522	127,887
Apollo Commercial Real Estate Finance, Inc.	37,142	696,041
Arbor Realty Trust, Inc. (a)	20,193	275,836
Ares Commercial Real Estate Corp.	10,752	163,430
Ares Management Corp., Class A	20,332	497,117
Arlington Asset Investment Corp., Class A	7,300	57,305
ARMOUR Residential REIT, Inc.	18,030	344,012
Artisan Partners Asset Management, Inc., Class A	15,052	426,574
Ashford, Inc. *	778	43,101
Associated Capital Group, Inc., Class A	1,241	51,266
AXA Equitable Holdings, Inc.	81,475	1,848,668
B. Riley Financial, Inc.	6,039	109,487
Berkshire Hathaway, Inc., Class B *	637,460	138,143,957
BGC Partners, Inc., Class A	93,111	502,799
BlackRock, Inc.	39,919	19,370,296
Blackstone Mortgage Trust, Inc., Class A	39,972	1,422,603
Blucora, Inc. *	15,753	551,355
Cannae Holdings, Inc. *	23,093	592,797
Capital One Financial Corp.	154,128	14,307,702
Capstead Mortgage Corp.	28,021	240,700
Cboe Global Markets, Inc.	36,360	3,694,540
Cherry Hill Mortgage Investment Corp.	6,786	117,126
Chimera Investment Corp.	57,935	1,110,614
CME Group, Inc.	117,212	20,969,227
Cohen & Steers, Inc.	6,489	325,423
Colony Credit Real Estate, Inc.	30,690	476,923
Consumer Portfolio Services, Inc. *	10,696	37,650
Cowen, Inc. *	8,211	137,534
Credit Acceptance Corp. *	3,958	1,964,039
Diamond Hill Investment Group, Inc.	1,017	146,936
Discover Financial Services	106,996	8,719,104
Donnelley Financial Solutions, Inc. *	9,665	147,971
Dynex Capital, Inc.	18,815	114,772
E*TRADE Financial Corp.	81,699	4,138,871
Eaton Vance Corp.	38,920	1,617,904
Security	Number of Shares	Value ($)
Elevate Credit, Inc. *	5,396	24,174
Ellington Residential Mortgage REIT	3,804	44,963
Encore Capital Group, Inc. *	8,553	241,708
Enova International, Inc. *	10,313	282,886
Evercore, Inc., Class A	13,443	1,309,752
Exantas Capital Corp.	9,433	103,291
EZCORP, Inc., Class A *	14,614	158,854
FactSet Research Systems, Inc.	12,375	3,413,891
Federated Investors, Inc., Class B	31,576	970,330
FGL Holdings	56,622	482,986
FirstCash, Inc.	15,033	1,468,423
Focus Financial Partners, Inc., Class A *	5,800	217,500
Franklin Resources, Inc.	97,861	3,385,012
GAIN Capital Holdings, Inc.	6,506	34,287
GAMCO Investors, Inc., Class A	2,351	50,970
Granite Point Mortgage Trust, Inc.	14,601	280,777
Great Ajax Corp.	5,000	71,600
Great Elm Capital Group, Inc. *	11,791	50,407
Green Dot Corp., Class A *	15,760	1,005,015
Greenhill & Co., Inc.	6,539	135,423
Hamilton Lane, Inc., Class A	7,159	349,789
Houlihan Lokey, Inc.	12,478	615,415
Hunt Cos. Finance Trust, Inc.	13,059	46,359
Interactive Brokers Group, Inc., Class A	25,219	1,367,879
Intercontinental Exchange, Inc.	185,865	15,120,118
INTL. FCStone, Inc. *	6,044	245,145
Invesco Ltd.	132,508	2,911,201
Invesco Mortgage Capital, Inc.	45,888	748,892
Janus Henderson Group plc	55,258	1,385,318
Jefferies Financial Group, Inc.	89,692	1,844,964
KKR & Co., Inc., Class A	176,279	4,310,022
KKR Real Estate Finance Trust, Inc.	8,629	174,047
Ladder Capital Corp.	30,130	524,262
Ladenburg Thalmann Financial Services, Inc.	36,436	133,720
Lazard Ltd., Class A	43,222	1,680,471
Legg Mason, Inc.	27,907	933,489
LendingClub Corp. *	150,465	478,479
LPL Financial Holdings, Inc.	28,846	2,137,200
MarketAxess Holdings, Inc.	12,472	3,471,332
Marlin Business Services Corp.	4,000	87,160
MFA Financial, Inc.	151,043	1,134,333
Moelis & Co., Class A	14,035	574,733
Moody's Corp.	54,232	10,663,096
Morgan Stanley	426,021	20,555,513
Morningstar, Inc.	5,601	803,463
MSCI, Inc.	27,482	6,193,893
Nasdaq, Inc.	38,115	3,514,203
Navient Corp.	76,443	1,032,745
Nelnet, Inc., Class A	6,877	399,210
New Residential Investment Corp.	131,252	2,206,346
New York Mortgage Trust, Inc.	63,123	397,675
Northern Trust Corp.	71,330	7,029,572
On Deck Capital, Inc. *	20,000	109,200
OneMain Holdings, Inc.	26,737	908,256
Oppenheimer Holdings, Inc., Class A	3,500	91,875
Orchid Island Capital, Inc.	12,908	84,806
PennyMac Mortgage Investment Trust	17,996	377,916
Piper Jaffray Cos.	4,986	401,872
PJT Partners, Inc., Class A	6,501	280,323
PRA Group, Inc. *	14,276	401,441
Pzena Investment Management, Inc., Class A	8,430	83,879
Raymond James Financial, Inc.	41,168	3,769,754
Ready Capital Corp.	8,683	131,200
Redwood Trust, Inc.	27,911	456,624
Regional Management Corp. *	3,000	74,310
S&P Global, Inc.	81,231	17,924,432

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Safeguard Scientifics, Inc. *	7,000	80,080
Santander Consumer USA Holdings, Inc.	35,217	751,883
SEI Investments Co.	43,526	2,369,991
Siebert Financial Corp. *(a)	3,682	38,551
Silvercrest Asset Management Group, Inc., Class A	3,213	46,717
SLM Corp.	142,528	1,448,084
Starwood Property Trust, Inc.	86,733	1,999,196
State Street Corp.	123,368	8,347,079
Stifel Financial Corp.	24,275	1,448,489
Synchrony Financial	214,607	7,440,425
T. Rowe Price Group, Inc.	76,914	8,268,255
TD Ameritrade Holding Corp.	88,860	4,672,259
The Bank of New York Mellon Corp.	287,404	14,272,483
The Charles Schwab Corp. (b)	387,915	17,758,749
The Goldman Sachs Group, Inc.	112,194	23,102,988
TheStreet, Inc.	2,023	14,141
TPG RE Finance Trust, Inc.	16,170	318,711
Two Harbors Investment Corp.	86,216	1,194,954
Victory Capital Holdings, Inc., Class A *	3,900	64,311
Virtu Financial, Inc., Class A	21,937	539,211
Virtus Investment Partners, Inc.	2,646	324,426
Voya Financial, Inc.	48,530	2,663,812
Waddell & Reed Financial, Inc., Class A	25,984	486,680
Western Asset Mortgage Capital Corp.	15,107	158,926
Westwood Holdings Group, Inc.	2,653	83,012
WisdomTree Investments, Inc.	38,043	273,910
World Acceptance Corp. *	2,084	270,899
		501,015,879

Energy 4.9%
Adams Resources & Energy, Inc.	1,166	42,151
Alta Mesa Resources, Inc., Class A *	30,000	6,600
Altus Midstream Co., Class A *	17,889	90,339
Anadarko Petroleum Corp.	163,033	11,876,954
Antero Resources Corp. *	74,733	541,814
Apache Corp.	123,128	4,052,143
Apergy Corp. *	24,002	952,639
Arch Coal, Inc., Class A	6,370	617,763
Archrock, Inc.	37,700	381,147
Aspen Aerogels, Inc. *	14,261	58,328
Baker Hughes, a GE Co.	166,164	3,991,259
Basic Energy Services, Inc. *	6,128	15,443
Berry Petroleum Corp.	3,687	41,884
Bonanza Creek Energy, Inc. *	5,626	135,418
Bristow Group, Inc. *	8,868	4,478
C&J Energy Services, Inc. *	25,379	356,575
Cabot Oil & Gas Corp.	137,177	3,551,513
Cactus, Inc., Class A *	15,987	580,328
California Resources Corp. *	16,680	351,614
Callon Petroleum Co. *	67,969	510,447
CARBO Ceramics, Inc. *	6,353	17,280
Carrizo Oil & Gas, Inc. *	27,793	356,306
Centennial Resource Development, Inc., Class A *	64,330	677,395
Cheniere Energy, Inc. *	71,820	4,621,617
Chesapeake Energy Corp. *	337,879	983,228
Chevron Corp.	622,989	74,796,059
Cimarex Energy Co.	32,581	2,237,011
Clean Energy Fuels Corp. *	36,000	113,040
CNX Resources Corp. *	70,060	627,738
Comstock Resources, Inc. *	6,806	41,517
Concho Resources, Inc.	66,137	7,630,887
ConocoPhillips	372,519	23,513,399
CONSOL Energy, Inc. *	8,270	280,353
Contango Oil & Gas Co. *	14,038	42,395
Continental Resources, Inc. *	28,202	1,297,010
Security	Number of Shares	Value ($)
Contura Energy, Inc. *	1,810	101,994
Core Laboratories N.V.	14,663	929,488
CVR Energy, Inc.	8,752	399,179
Dawson Geophysical Co. *	14,633	40,972
Delek US Holdings, Inc.	23,379	866,426
Denbury Resources, Inc. *	137,039	305,597
Devon Energy Corp.	146,058	4,694,304
Diamond Offshore Drilling, Inc. *	27,749	269,443
Diamondback Energy, Inc.	50,163	5,336,842
DMC Global, Inc.	4,394	304,504
Dril-Quip, Inc. *	13,860	603,742
Earthstone Energy, Inc., Class A *	5,613	37,607
Ensco Rowan plc, Class A	68,457	956,344
EOG Resources, Inc.	190,348	18,282,925
EQT Corp.	84,261	1,723,137
Equitrans Midstream Corp. *	66,172	1,378,363
Era Group, Inc. *	6,921	66,718
Evolution Petroleum Corp.	8,679	61,013
Exterran Corp. *	9,906	140,863
Extraction Oil & Gas, Inc. *	30,147	141,691
Exxon Mobil Corp.	1,389,276	111,531,077
Falcon Minerals Corp.	13,000	112,710
Forum Energy Technologies, Inc. *	33,550	200,629
Frank's International N.V. *	23,486	137,158
FTS International, Inc. *	9,805	101,482
Goodrich Petroleum Corp. *	3,169	43,384
Green Plains, Inc.	13,339	231,698
Gulf Island Fabrication, Inc. *	4,500	38,700
Gulfport Energy Corp. *	53,493	350,379
Hallador Energy Co.	8,706	44,923
Halliburton Co.	287,406	8,142,212
Helix Energy Solutions Group, Inc. *	39,464	308,609
Helmerich & Payne, Inc.	34,941	2,044,747
Hess Corp.	84,741	5,433,593
HighPoint Resources Corp. *	33,805	92,626
HollyFrontier Corp.	51,708	2,468,023
Independence Contract Drilling, Inc. *	11,500	32,545
International Seaways, Inc. *	8,633	153,840
ION Geophysical Corp. *	3,676	47,016
Isramco, Inc. *	437	50,670
Jagged Peak Energy, Inc. *	18,587	196,465
Keane Group, Inc. *	14,562	152,755
Kinder Morgan, Inc.	636,058	12,638,472
KLX Energy Services Holdings, Inc. *	8,644	242,464
Kosmos Energy Ltd.	71,067	475,438
Laredo Petroleum, Inc. *	45,079	136,139
Legacy Reserves, Inc. *	36,523	16,435
Liberty Oilfield Services, Inc., Class A	10,447	155,765
Lilis Energy, Inc. *	28,432	36,393
Lonestar Resources US, Inc., Class A *	6,800	27,064
Magnolia Oil & Gas Corp. *	34,040	448,647
Mammoth Energy Services, Inc.	4,000	62,360
Marathon Oil Corp.	269,403	4,590,627
Marathon Petroleum Corp.	220,693	13,433,583
Matador Resources Co. *	33,967	668,810
Matrix Service Co. *	8,000	156,880
McDermott International, Inc. *	55,783	451,284
Montage Resources Corp. *	2,898	32,226
Murphy Oil Corp.	55,134	1,501,850
Nabors Industries Ltd.	129,406	452,921
NACCO Industries, Inc., Class A	1,900	77,691
National Oilwell Varco, Inc.	123,989	3,241,072
Natural Gas Services Group, Inc. *	4,213	67,703
NCS Multistage Holdings, Inc. *	4,000	15,880
Newpark Resources, Inc. *	27,584	201,363
Nine Energy Service, Inc. *	4,359	87,747
Noble Corp. plc *	107,107	281,691
Noble Energy, Inc.	161,580	4,372,355

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Northern Oil & Gas, Inc. *	84,525	223,991
Oasis Petroleum, Inc. *	98,252	599,337
Occidental Petroleum Corp.	246,404	14,508,268
Oceaneering International, Inc. *	31,277	600,518
Oil States International, Inc. *	24,308	469,631
ONEOK, Inc.	135,591	9,210,697
Overseas Shipholding Group, Inc., Class A *	18,500	33,670
Pacific Ethanol, Inc. *	31,636	34,483
Panhandle Oil & Gas, Inc., Class A	6,200	93,000
Par Pacific Holdings, Inc. *	7,904	154,444
Parsley Energy, Inc., Class A *	85,134	1,699,275
Patterson-UTI Energy, Inc.	74,009	1,005,782
PBF Energy, Inc., Class A	38,291	1,285,812
PDC Energy, Inc. *	23,251	1,011,186
Peabody Energy Corp.	24,630	708,605
Penn Virginia Corp. *	3,770	169,273
Phillips 66	137,641	12,975,417
Pioneer Natural Resources Co.	55,502	9,238,863
PrimeEnergy Resources Corp. *	306	42,228
Profire Energy, Inc. *	26,425	41,752
ProPetro Holding Corp. *	24,021	531,585
QEP Resources, Inc. *	77,176	580,364
Range Resources Corp.	66,553	601,639
Renewable Energy Group, Inc. *	11,517	277,790
REX American Resources Corp. *	1,646	139,103
Ring Energy, Inc. *	20,681	107,128
Roan Resources, Inc. *	11,000	62,370
RPC, Inc.	17,418	179,231
SandRidge Energy, Inc. *	8,633	72,172
Schlumberger Ltd.	454,755	19,408,943
SEACOR Holdings, Inc. *	4,850	216,019
SEACOR Marine Holdings, Inc. *	4,876	66,216
Select Energy Services, Inc., Class A *	17,554	202,222
SemGroup Corp., Class A	26,100	340,866
SilverBow Resources, Inc. *	1,839	33,359
SM Energy Co.	35,926	572,301
Smart Sand, Inc. *	16,516	64,908
Solaris Oilfield Infrastructure, Inc., Class A	7,665	130,228
Southwestern Energy Co. *	193,835	765,648
SRC Energy, Inc. *	85,339	524,835
Superior Energy Services, Inc. *	55,813	200,369
Talos Energy, Inc. *	7,627	226,522
Targa Resources Corp.	74,486	2,990,613
TechnipFMC plc	138,097	3,395,805
Tellurian, Inc. *(a)	28,096	266,912
TETRA Technologies, Inc. *	33,023	78,595
The Williams Cos., Inc.	396,829	11,242,166
Tidewater, Inc. *	12,517	281,633
Torchlight Energy Resources, Inc. *(a)	33,032	45,915
Transocean Ltd. *	167,047	1,312,989
U.S. Well Services, Inc. *	10,920	78,515
Ultra Petroleum Corp. *	51,863	21,803
Unit Corp. *	17,972	243,700
Uranium Energy Corp. *	39,550	55,766
US Silica Holdings, Inc.	23,982	379,395
VAALCO Energy, Inc. *	20,055	46,327
Valero Energy Corp.	136,939	12,414,890
W&T Offshore, Inc. *	25,000	159,500
Weatherford International plc *	301,607	166,879
Whiting Petroleum Corp. *	32,291	884,451
World Fuel Services Corp.	22,400	691,040
WPX Energy, Inc. *	133,500	1,854,315
		473,844,584

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings, Inc. *	30,377	861,188
Casey's General Stores, Inc.	11,839	1,566,892
Costco Wholesale Corp.	144,480	35,474,174
Ingles Markets, Inc., Class A	4,200	115,290
Natural Grocers by Vitamin Cottage, Inc. *	2,400	29,712
Performance Food Group Co. *	35,573	1,456,714
PriceSmart, Inc.	7,280	435,417
Rite Aid Corp. *(a)	19,024	174,260
Smart & Final Stores, Inc. *	9,939	64,902
SpartanNash, Co.	10,256	165,839
Sprouts Farmers Market, Inc. *	40,062	858,128
Sysco Corp.	154,825	10,895,035
The Andersons, Inc.	8,571	280,272
The Chefs' Warehouse, Inc. *	6,460	211,113
The Kroger Co.	262,008	6,754,566
U.S. Foods Holding Corp. *	70,039	2,559,925
United Natural Foods, Inc. *	18,511	239,162
Village Super Market, Inc., Class A	3,931	115,493
Walgreens Boots Alliance, Inc.	262,453	14,059,607
Walmart, Inc.	466,564	47,981,442
Weis Markets, Inc.	6,977	293,383
		124,592,514

Food, Beverage & Tobacco 3.5%
22nd Century Group, Inc. *(a)	28,273	61,918
Alico, Inc.	475	13,195
Altria Group, Inc.	614,954	33,410,451
Archer-Daniels-Midland Co.	183,378	8,178,659
B&G Foods, Inc. (a)	20,423	530,998
Brown-Forman Corp., Class A	20,430	1,068,489
Brown-Forman Corp., Class B	54,938	2,927,646
Bunge Ltd.	46,455	2,434,707
Cal-Maine Foods, Inc.	11,612	477,369
Calavo Growers, Inc.	5,260	503,961
Campbell Soup Co.	62,968	2,436,232
Castle Brands, Inc. *	56,154	35,916
Celsius Holdings, Inc. *(a)	12,799	52,988
Coca-Cola Consolidated, Inc.	1,738	564,902
ConAgra Brands, Inc.	157,960	4,862,009
Constellation Brands, Inc., Class A	54,756	11,590,202
Craft Brew Alliance, Inc. *	3,000	42,330
Darling Ingredients, Inc. *	54,643	1,191,764
Dean Foods Co.	26,756	45,485
Farmer Brothers Co. *	4,500	90,720
Flowers Foods, Inc.	59,000	1,282,660
Fresh Del Monte Produce, Inc.	9,062	267,420
Freshpet, Inc. *	9,400	419,804
General Mills, Inc.	196,130	10,094,811
Hormel Foods Corp.	89,781	3,585,853
Hostess Brands, Inc. *	38,002	509,227
Ingredion, Inc.	21,324	2,020,449
J&J Snack Foods Corp.	4,866	764,838
John B. Sanfilippo & Son, Inc.	2,559	184,529
Kellogg Co.	81,470	4,912,641
Keurig Dr Pepper, Inc.	59,754	1,737,049
Lamb Weston Holdings, Inc.	47,370	3,318,268
Lancaster Colony Corp.	6,637	986,988
Landec Corp. *	9,100	95,641
Limoneira Co.	4,500	102,780
McCormick & Co., Inc. - Non Voting Shares	40,287	6,202,989
MGP Ingredients, Inc.	4,637	407,453
Molson Coors Brewing Co., Class B	60,684	3,895,306
Mondelez International, Inc., Class A	473,907	24,098,171
Monster Beverage Corp. *	128,652	7,667,659

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
National Beverage Corp.	4,003	224,168
New Age Beverages Corp. *(a)	25,010	135,054
PepsiCo, Inc.	460,021	58,905,689
Philip Morris International, Inc.	509,741	44,123,181
Pilgrim's Pride Corp. *	17,681	475,796
Post Holdings, Inc. *	21,670	2,443,943
Primo Water Corp. *	10,121	159,406
Reed's, Inc. *	17,898	68,012
RiceBran Technologies *	12,444	37,456
S&W Seed Co. *	16,638	48,916
Sanderson Farms, Inc.	7,031	1,066,111
Seaboard Corp.	95	427,080
Seneca Foods Corp., Class A *	2,000	49,500
The Alkaline Water Co., Inc. *	16,336	37,083
The Boston Beer Co., Inc., Class A *	2,871	890,039
The Coca-Cola Co.	1,260,231	61,826,933
The Hain Celestial Group, Inc. *	29,151	636,075
The Hershey Co.	45,416	5,670,188
The JM Smucker Co.	37,144	4,554,969
The Kraft Heinz Co.	203,468	6,763,276
The Simply Good Foods Co. *	17,340	389,456
Tootsie Roll Industries, Inc.	5,933	230,378
TreeHouse Foods, Inc. *	17,940	1,201,621
Turning Point Brands, Inc.	4,197	179,506
Tyson Foods, Inc., Class A	97,054	7,280,021
Universal Corp.	7,470	402,334
Vector Group Ltd.	32,261	307,447
		341,608,115

Health Care Equipment & Services 5.7%
Abbott Laboratories	575,999	45,826,480
ABIOMED, Inc. *	14,900	4,133,409
Acadia Healthcare Co., Inc. *	29,166	933,895
Accuray, Inc. *	28,423	117,671
Addus HomeCare Corp. *	3,011	204,447
Align Technology, Inc. *	23,917	7,765,372
Allscripts Healthcare Solutions, Inc. *	53,720	530,216
Amedisys, Inc. *	9,316	1,190,771
American Renal Associates Holdings, Inc. *	4,023	27,678
AmerisourceBergen Corp.	51,299	3,835,113
AMN Healthcare Services, Inc. *	14,459	752,736
AngioDynamics, Inc. *	11,450	235,183
Antares Pharma, Inc. *	62,307	167,606
Anthem, Inc.	84,273	22,166,327
Apollo Medical Holdings, Inc. *	6,700	129,645
Apyx Medical Corp. *	8,600	42,914
AtriCure, Inc. *	12,275	368,495
Atrion Corp.	475	418,000
Avanos Medical, Inc. *	17,115	717,974
AxoGen, Inc. *	11,943	280,422
Axonics Modulation Technologies, Inc. *	2,812	56,802
Baxter International, Inc.	156,337	11,928,513
Becton, Dickinson & Co.	88,297	21,256,620
BioLife Solutions, Inc. *	2,800	46,872
BioScrip, Inc. *	36,021	69,160
BioSig Technologies, Inc. *	8,008	52,693
BioTelemetry, Inc. *	10,678	580,883
Boston Scientific Corp. *	453,624	16,838,523
Brookdale Senior Living, Inc. *	70,732	437,124
Cantel Medical Corp.	12,347	851,202
Cardinal Health, Inc.	98,325	4,789,411
Cardiovascular Systems, Inc. *	13,409	476,556
Castlight Health, Inc., Class B *	20,805	77,603
Catasys, Inc. *(a)	4,607	71,501
Centene Corp. *	136,083	7,016,439
Cerner Corp. *	105,978	7,042,238
Security	Number of Shares	Value ($)
Cerus Corp. *	45,797	280,736
Chembio Diagnostics, Inc. *	7,487	53,981
Chemed Corp.	5,251	1,715,922
Cigna Corp. *	124,359	19,753,184
Community Health Systems, Inc. *	34,809	119,743
Computer Programs & Systems, Inc.	3,700	112,443
ConforMIS, Inc. *	39,063	96,876
CONMED Corp.	8,206	656,726
Corindus Vascular Robotics, Inc. *(a)	33,062	70,422
CorVel Corp. *	3,002	215,544
Covetrus, Inc. *	30,651	1,007,498
Cross Country Healthcare, Inc. *	14,856	104,735
CryoLife, Inc. *	12,053	369,545
CryoPort, Inc. *(a)	8,100	113,967
Cutera, Inc. *	4,219	74,845
CVS Health Corp.	425,617	23,145,052
Danaher Corp.	205,982	27,280,256
DaVita, Inc. *	40,730	2,249,925
DENTSPLY SIRONA, Inc.	72,560	3,709,993
DexCom, Inc. *	29,172	3,531,854
Diplomat Pharmacy, Inc. *	16,723	93,314
Edwards Lifesciences Corp. *	68,306	12,026,637
Ekso Bionics Holdings, Inc. *	21,090	46,398
Encompass Health Corp.	32,917	2,121,501
Endologix, Inc. *	7,640	49,049
Enzo Biochem, Inc. *	13,471	46,744
Evolent Health, Inc., Class A *	21,273	288,249
FONAR Corp. *	1,870	37,101
Genesis Healthcare, Inc. *	32,553	42,319
GenMark Diagnostics, Inc. *	16,600	120,184
Glaukos Corp. *	10,445	753,398
Globus Medical, Inc., Class A *	25,743	1,160,752
Guardant Health, Inc. *	4,690	307,242
Haemonetics Corp. *	17,151	1,496,939
Hanger, Inc. *	13,820	274,603
HCA Healthcare, Inc.	87,100	11,081,733
HealthEquity, Inc. *	17,448	1,182,102
HealthStream, Inc. *	7,648	200,225
Helius Medical Technologies, Inc. *(a)	4,659	11,415
Henry Schein, Inc. *	49,791	3,189,611
Heska Corp. *	2,364	183,588
Hill-Rom Holdings, Inc.	22,070	2,238,339
HMS Holdings Corp. *	27,853	847,567
Hologic, Inc. *	87,010	4,035,524
HTG Molecular Diagnostics, Inc. *	18,640	46,600
Humana, Inc.	44,521	11,371,109
Icad, Inc. *	10,399	54,075
ICU Medical, Inc. *	5,638	1,282,645
IDEXX Laboratories, Inc. *	28,423	6,594,136
Inogen, Inc. *	5,839	509,745
Inovalon Holdings, Inc., Class A *	22,744	307,726
Inspire Medical Systems, Inc. *	4,371	225,937
Insulet Corp. *	19,916	1,717,755
Integer Holdings Corp. *	9,472	654,420
Integra LifeSciences Holdings Corp. *	23,714	1,237,634
Intuitive Surgical, Inc. *	37,481	19,138,923
Invacare Corp.	9,218	68,213
iRadimed Corp. *	1,334	33,363
iRhythm Technologies, Inc. *	7,680	586,061
Iridex Corp. *	10,210	50,744
Kewaunee Scientific Corp.	1,936	43,831
Laboratory Corp. of America Holdings *	32,494	5,196,440
Lantheus Holdings, Inc. *	11,198	270,544
LeMaitre Vascular, Inc.	4,566	131,866
LHC Group, Inc. *	9,623	1,069,212
LivaNova plc *	16,277	1,121,322
Magellan Health, Inc. *	7,281	509,670
Masimo Corp. *	15,906	2,070,166

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
McKesson Corp.	62,831	7,492,597
Medidata Solutions, Inc. *	19,944	1,801,741
MEDNAX, Inc. *	29,765	832,527
Medtronic plc	439,569	39,038,123
Meridian Bioscience, Inc.	17,657	203,232
Merit Medical Systems, Inc. *	17,753	997,364
Mesa Laboratories, Inc.	1,023	242,134
Misonix, Inc. *	2,200	38,148
Molina Healthcare, Inc. *	20,254	2,625,526
National HealthCare Corp.	3,965	299,080
National Research Corp., Class A	5,456	215,948
Natus Medical, Inc. *	13,282	355,426
Neogen Corp. *	16,676	1,011,566
Neuronetics, Inc. *	1,800	30,006
Nevro Corp. *	10,264	633,391
NextGen Healthcare, Inc. *	20,414	383,579
NuVasive, Inc. *	16,757	1,015,474
Nuvectra Corp. *	4,133	39,015
Omnicell, Inc. *	13,621	1,094,584
OptimizeRx Corp. *	3,035	33,992
OraSure Technologies, Inc. *	17,275	163,421
Orthofix Medical, Inc. *	6,531	357,833
OrthoPediatrics Corp. *	2,000	81,480
Owens & Minor, Inc.	18,500	63,085
Patterson Cos., Inc.	30,201	659,590
Penumbra, Inc. *	9,983	1,342,713
PetIQ, Inc. *	6,200	170,314
Premier, Inc., Class A *	16,623	552,382
Psychemedics Corp.	2,969	34,114
Pulse Biosciences, Inc. *	3,000	48,060
Quest Diagnostics, Inc.	44,084	4,248,816
Quidel Corp. *	12,426	794,518
Quorum Health Corp. *	19,116	39,188
R1 RCM, Inc. *	30,270	316,927
RadNet, Inc. *	18,079	218,937
ResMed, Inc.	47,400	4,953,774
Rockwell Medical, Inc. *	13,042	62,732
RTI Surgical Holdings, Inc. *	18,100	97,921
SeaSpine Holdings Corp. *	3,910	57,594
Select Medical Holdings Corp. *	39,462	567,069
Senseonics Holdings, Inc. *(a)	26,000	60,580
Sensus Healthcare, Inc. *	5,903	37,956
SI-BONE, Inc. *	4,040	68,680
Sientra, Inc. *	6,300	53,046
Simulations Plus, Inc.	3,188	71,826
STAAR Surgical Co. *	8,247	267,863
Steris plc *	27,897	3,653,949
Stryker Corp.	101,446	19,164,164
Surgery Partners, Inc. *	5,591	60,551
Surmodics, Inc. *	4,200	182,448
Tabula Rasa HealthCare, Inc. *	5,870	312,636
Tactile Systems Technology, Inc. *	5,530	275,173
Tandem Diabetes Care, Inc. *	19,235	1,181,221
Teladoc Health, Inc. *	22,445	1,276,672
Teleflex, Inc.	14,943	4,276,388
Tenet Healthcare Corp. *	28,972	634,487
The Cooper Cos., Inc.	15,952	4,624,804
The Ensign Group, Inc.	16,546	852,450
The Joint Corp. *	3,340	58,984
The Providence Service Corp. *	3,302	219,022
Tivity Health, Inc. *	13,471	291,243
TransEnterix, Inc. *(a)	54,700	109,400
Triple-S Management Corp., Class B *	6,648	151,043
U.S. Physical Therapy, Inc.	3,850	448,486
UnitedHealth Group, Inc.	314,616	73,327,551
Universal Health Services, Inc., Class B	27,156	3,445,282
Utah Medical Products, Inc.	1,365	115,206
Vapotherm, Inc. *	2,247	38,042
Security	Number of Shares	Value ($)
Varex Imaging Corp. *	11,819	388,136
Varian Medical Systems, Inc. *	29,770	4,053,781
Veeva Systems, Inc., Class A *	41,525	5,808,102
ViewRay, Inc. *	19,429	135,226
Vocera Communications, Inc. *	10,583	337,069
VolitionRX Ltd. *(a)	15,384	54,767
WellCare Health Plans, Inc. *	16,486	4,259,158
West Pharmaceutical Services, Inc.	23,811	2,947,564
Wright Medical Group N.V. *	37,486	1,108,461
Zimmer Biomet Holdings, Inc.	67,291	8,287,560
		558,079,310

Household & Personal Products 1.6%
Avon Products, Inc. *	148,757	473,047
Central Garden & Pet Co. *	4,210	113,586
Central Garden & Pet Co., Class A *	13,239	324,091
Church & Dwight Co., Inc.	79,881	5,987,081
Colgate-Palmolive Co.	282,804	20,585,303
Coty, Inc., Class A (a)	153,228	1,657,927
Edgewell Personal Care Co. *	18,438	760,199
Energizer Holdings, Inc.	20,781	995,202
Herbalife Nutrition Ltd. *	32,858	1,736,545
Inter Parfums, Inc.	5,613	406,886
Kimberly-Clark Corp.	113,045	14,512,717
Lifevantage Corp. *	5,280	60,086
Medifast, Inc.	3,897	571,651
Natural Alternative International, Inc. *	3,826	49,776
Natural Health Trends Corp.	2,166	25,039
Nature's Sunshine Products, Inc. *	5,329	47,961
Nu Skin Enterprises, Inc., Class A	17,207	875,320
Oil-Dri Corp. of America	1,600	50,896
Revlon, Inc., Class A *(a)	3,255	69,494
Spectrum Brands Holdings, Inc.	14,785	910,313
The Clorox Co.	42,002	6,708,980
The Estee Lauder Cos., Inc., Class A	71,664	12,312,592
The Procter & Gamble Co.	819,730	87,284,850
USANA Health Sciences, Inc. *	4,945	412,710
Veru, Inc. *	32,319	44,924
WD-40 Co.	4,489	755,274
		157,732,450

Insurance 2.6%
Aflac, Inc.	245,289	12,357,660
Alleghany Corp. *	4,663	3,063,031
Ambac Financial Group, Inc. *	13,400	250,580
American Equity Investment Life Holding Co.	29,147	857,213
American Financial Group, Inc.	23,222	2,404,174
American International Group, Inc.	286,412	13,624,619
American National Insurance Co.	2,769	313,700
AMERISAFE, Inc.	5,668	335,659
Aon plc	78,428	14,128,020
Arch Capital Group Ltd. *	131,656	4,447,340
Argo Group International Holdings Ltd.	10,503	819,969
Arthur J. Gallagher & Co.	60,299	5,042,202
Assurant, Inc.	20,070	1,906,650
Assured Guaranty Ltd.	33,320	1,589,364
Athene Holding Ltd., Class A *	42,140	1,903,042
Axis Capital Holdings Ltd.	27,220	1,547,457
Brighthouse Financial, Inc. *	37,570	1,570,050
Brown & Brown, Inc.	75,230	2,388,553
Chubb Ltd.	150,093	21,793,504
Cincinnati Financial Corp.	50,014	4,810,347
Citizens, Inc. *(a)	22,044	149,017
CNA Financial Corp.	9,550	442,452
CNO Financial Group, Inc.	57,112	945,204

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Crawford & Co., Class A	4,938	44,442
Crawford & Co., Class B	5,800	51,156
Donegal Group, Inc., Class A	5,782	78,057
eHealth, Inc. *	6,602	401,005
EMC Insurance Group, Inc.	4,286	137,623
Employers Holdings, Inc.	9,753	418,599
Enstar Group Ltd. *	4,751	842,162
Erie Indemnity Co., Class A	6,531	1,236,449
Everest Re Group Ltd.	13,250	3,120,375
FBL Financial Group, Inc., Class A	3,305	206,463
FedNat Holding Co.	4,085	66,463
Fidelity National Financial, Inc.	90,493	3,615,195
First American Financial Corp.	37,060	2,114,644
Genworth Financial, Inc., Class A *	154,020	583,736
Global Indemnity Ltd.	2,000	61,600
Goosehead Insurance, Inc., Class A	2,800	85,316
Greenlight Capital Re Ltd., Class A *	12,115	145,138
Hallmark Financial Services, Inc. *	3,228	37,057
HCI Group, Inc.	2,926	124,706
Health Insurance Innovations, Inc., Class A *(a)	3,371	78,612
Heritage Insurance Holdings, Inc.	9,756	133,072
Horace Mann Educators Corp.	12,141	468,400
Independence Holding Co.	2,346	89,805
Investors Title Co.	416	70,271
James River Group Holdings Ltd.	9,426	397,966
Kemper Corp.	20,537	1,845,866
Kingstone Cos., Inc.	2,696	31,301
Kinsale Capital Group, Inc.	7,030	510,378
Lincoln National Corp.	67,775	4,521,948
Loews Corp.	90,512	4,642,360
Maiden Holdings Ltd.	18,900	12,351
Markel Corp. *	4,524	4,847,511
Marsh & McLennan Cos., Inc.	165,756	15,629,133
MBIA, Inc. *	34,102	329,766
Mercury General Corp.	9,807	527,420
MetLife, Inc.	313,439	14,458,941
National General Holdings Corp.	21,670	534,166
National Western Life Group, Inc., Class A	964	257,118
NI Holdings, Inc. *	2,860	45,846
Old Republic International Corp.	92,520	2,068,747
Primerica, Inc.	13,498	1,758,654
Principal Financial Group, Inc.	85,964	4,913,702
ProAssurance Corp.	18,940	710,818
Protective Insurance Corp., Class B	4,607	74,864
Prudential Financial, Inc.	134,318	14,198,756
Reinsurance Group of America, Inc.	20,424	3,094,440
RenaissanceRe Holdings Ltd.	13,639	2,118,955
RLI Corp.	12,648	1,028,662
Safety Insurance Group, Inc.	5,451	506,507
Selective Insurance Group, Inc.	19,164	1,366,585
State Auto Financial Corp.	5,500	184,965
Stewart Information Services Corp.	6,635	282,054
The Allstate Corp.	108,952	10,792,785
The Hanover Insurance Group, Inc.	14,022	1,691,193
The Hartford Financial Services Group, Inc.	117,473	6,145,013
The Navigators Group, Inc.	7,334	512,940
The Progressive Corp.	190,780	14,909,457
The Travelers Cos., Inc.	85,915	12,350,281
Third Point Reinsurance Ltd. *	22,436	260,482
Tiptree, Inc.	7,504	42,773
Torchmark Corp.	33,120	2,903,299
Trupanion, Inc. *(a)	9,088	298,086
United Fire Group, Inc.	6,616	288,524
United Insurance Holdings Corp.	6,439	98,645
Universal Insurance Holdings, Inc.	9,563	284,882
Unum Group	71,355	2,634,427
Security	Number of Shares	Value ($)
W. R. Berkley Corp.	47,087	2,886,433
White Mountains Insurance Group Ltd.	1,000	939,040
Willis Towers Watson plc	42,005	7,743,202
		256,581,395

Materials 2.9%
Advanced Emissions Solutions, Inc. (a)	5,901	66,681
AdvanSix, Inc. *	8,959	270,831
AgroFresh Solutions, Inc. *	10,000	31,900
Air Products & Chemicals, Inc.	71,955	14,807,619
AK Steel Holding Corp. *	92,567	224,012
Albemarle Corp.	34,978	2,625,449
Alcoa Corp. *	60,402	1,611,525
Allegheny Technologies, Inc. *	40,422	1,007,316
American Vanguard Corp.	7,917	124,614
AptarGroup, Inc.	20,134	2,239,706
Ashland Global Holdings, Inc.	20,666	1,664,233
Avery Dennison Corp.	27,714	3,066,554
Axalta Coating Systems Ltd. *	70,138	1,892,323
Balchem Corp.	10,584	1,074,382
Ball Corp.	109,084	6,538,495
Bemis Co., Inc.	29,645	1,702,216
Berry Global Group, Inc. *	42,905	2,522,814
Boise Cascade Co.	11,827	327,490
Cabot Corp.	18,903	857,818
Carpenter Technology Corp.	15,701	779,869
Celanese Corp.	42,572	4,593,093
Century Aluminum Co. *	14,114	118,699
CF Industries Holdings, Inc.	73,475	3,290,211
Chase Corp.	3,067	287,286
Clearwater Paper Corp. *	7,956	160,473
Cleveland-Cliffs, Inc.	97,710	976,123
Coeur Mining, Inc. *	75,926	274,093
Commercial Metals Co.	42,616	736,831
Compass Minerals International, Inc.	11,822	678,465
Crown Holdings, Inc. *	44,193	2,568,939
Domtar Corp.	19,787	967,584
Dow, Inc. *	246,352	13,975,549
DowDuPont, Inc.	739,906	28,449,386
Eagle Materials, Inc.	15,582	1,416,560
Eastman Chemical Co.	45,852	3,616,806
Ecolab, Inc.	82,961	15,271,461
Element Solutions, Inc. *	76,011	825,479
Ferro Corp. *	25,700	459,259
Flotek Industries, Inc. *	16,539	59,044
FMC Corp.	43,685	3,453,736
Forterra, Inc. *	5,539	25,701
Freeport-McMoRan, Inc.	475,020	5,847,496
FutureFuel Corp.	8,300	121,927
GCP Applied Technologies, Inc. *	22,792	656,182
Gold Resource Corp.	19,195	70,254
Graphic Packaging Holding Co.	101,521	1,409,111
Greif, Inc., Class A	9,091	359,276
Greif, Inc., Class B	2,000	97,300
H.B. Fuller Co.	17,701	866,818
Hawkins, Inc.	3,679	135,792
Haynes International, Inc.	3,574	115,476
Hecla Mining Co.	160,671	337,409
Huntsman Corp.	72,102	1,603,548
Ingevity Corp. *	13,947	1,604,044
Innophos Holdings, Inc.	6,990	225,008
Innospec, Inc.	7,393	627,074
International Flavors & Fragrances, Inc.	32,842	4,525,299
International Paper Co.	130,987	6,131,501
Intrepid Potash, Inc. *	27,197	101,173
Kaiser Aluminum Corp.	4,864	478,618
Koppers Holdings, Inc. *	5,651	151,108

44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kraton Corp. *	9,654	316,844
Kronos Worldwide, Inc.	6,230	84,728
Linde plc	180,736	32,579,471
Livent Corp. *	47,698	514,184
Loop Industries, Inc. *(a)	4,729	33,481
Louisiana-Pacific Corp.	40,157	1,005,933
LSB Industries, Inc. *	5,600	32,760
LyondellBasell Industries N.V., Class A	100,037	8,826,265
Marrone Bio Innovations, Inc. *(a)	27,730	44,645
Martin Marietta Materials, Inc.	20,531	4,555,829
Materion Corp.	7,145	414,624
McEwen Mining, Inc.	126,062	173,966
Mercer International, Inc.	19,586	277,338
Minerals Technologies, Inc.	12,903	809,921
Myers Industries, Inc.	14,310	256,006
Neenah, Inc.	5,035	341,625
NewMarket Corp.	2,808	1,178,181
Newmont Mining Corp.	267,993	8,323,863
Northern Technologies International Corp.	1,624	43,004
Nucor Corp.	100,682	5,745,922
Olin Corp.	56,546	1,226,483
Olympic Steel, Inc.	2,550	41,361
OMNOVA Solutions, Inc. *	14,068	104,103
Owens-Illinois, Inc.	50,995	1,007,661
P.H. Glatfelter Co.	17,901	282,478
Packaging Corp. of America	30,532	3,027,553
PolyOne Corp.	23,918	661,094
PPG Industries, Inc.	77,241	9,075,818
PQ Group Holdings, Inc. *	11,343	179,333
Quaker Chemical Corp.	4,376	979,436
Rayonier Advanced Materials, Inc.	17,736	263,202
Reliance Steel & Aluminum Co.	22,340	2,054,386
Resolute Forest Products, Inc.	28,000	221,480
Royal Gold, Inc.	21,730	1,891,814
RPM International, Inc.	42,835	2,597,943
Ryerson Holding Corp. *	4,659	40,300
Schnitzer Steel Industries, Inc., Class A	9,050	214,666
Schweitzer-Mauduit International, Inc.	10,032	356,838
Sealed Air Corp.	51,349	2,393,890
Sensient Technologies Corp.	14,680	1,029,362
Silgan Holdings, Inc.	26,115	781,883
Sonoco Products Co.	32,655	2,059,224
Steel Dynamics, Inc.	74,814	2,370,108
Stepan Co.	6,704	620,388
Summit Materials, Inc., Class A *	35,560	623,011
SunCoke Energy, Inc. *	18,406	158,476
Synalloy Corp.	2,200	38,830
Tecnoglass, Inc.	4,997	35,878
The Chemours Co.	54,183	1,951,130
The Mosaic Co.	113,922	2,974,503
The Scotts Miracle-Gro Co.	12,913	1,097,863
The Sherwin-Williams Co.	26,735	12,159,880
TimkenSteel Corp. *	10,796	109,471
Tredegar Corp.	8,263	148,899
Trinseo S.A.	12,703	571,000
Tronox Holdings plc, Class A *	28,193	398,649
UFP Technologies, Inc. *	3,202	116,553
United States Lime & Minerals, Inc.	1,011	81,810
United States Steel Corp.	54,379	848,312
Universal Stainless & Alloy Products, Inc. *	1,800	25,902
US Concrete, Inc. *	4,493	211,755
Valvoline, Inc.	63,880	1,181,780
Venator Materials plc *	13,280	80,477
Verso Corp., Class A *	11,750	262,260
Vulcan Materials Co.	42,955	5,417,055
W.R. Grace & Co.	22,540	1,703,573
Warrior Met Coal, Inc.	14,218	440,758
Westlake Chemical Corp.	11,394	794,732
Security	Number of Shares	Value ($)
WestRock Co.	83,801	3,216,282
Worthington Industries, Inc.	13,511	542,196
		285,335,468

Media & Entertainment 7.6%
A. H. Belo Corp., Class A	12,274	44,309
Activision Blizzard, Inc.	251,183	12,109,532
Alphabet, Inc., Class A *	98,205	117,743,867
Alphabet, Inc., Class C *	100,835	119,840,381
Altice USA, Inc., Class A	39,888	939,761
AMC Entertainment Holdings, Inc., Class A	22,090	334,884
AMC Networks, Inc., Class A *	14,071	821,887
ANGI Homeservices, Inc., Class A *	22,425	389,746
Boston Omaha Corp., Class A *	2,600	61,230
Cable One, Inc.	1,582	1,677,758
Cardlytics, Inc. *	2,700	42,120
Care.com, Inc. *	12,196	204,283
Cargurus, Inc. *	9,842	400,963
Cars.com, Inc. *	19,198	399,510
CBS Corp., Class A	2,103	108,052
CBS Corp., Class B - Non Voting Shares	114,063	5,848,010
Central European Media Enterprises Ltd., Class A *	43,184	171,009
Charter Communications, Inc., Class A *	56,979	21,150,035
Cinemark Holdings, Inc.	34,645	1,456,822
Clear Channel Outdoor Holdings, Inc., Class A *	18,449	90,216
Comcast Corp., Class A	1,481,553	64,492,002
comScore, Inc. *	18,690	234,559
Daily Journal Corp. *	427	95,221
DHI Group, Inc. *	17,016	51,899
Discovery, Inc., Class A *	53,351	1,648,546
Discovery, Inc., Class C *	115,541	3,322,959
DISH Network Corp., Class A *	74,425	2,613,806
Electronic Arts, Inc. *	98,498	9,322,836
Emerald Expositions Events, Inc.	7,000	98,350
Entercom Communications Corp., Class A	36,599	251,801
Entravision Communications Corp., Class A	23,831	68,395
Eventbrite, Inc., Class A *	4,210	105,250
Facebook, Inc., Class A *	782,595	151,353,873
Fluent, Inc. *	13,431	94,420
Fox Corp., Class A *	114,911	4,480,380
Fox Corp., Class B *	52,914	2,037,189
Gannett Co., Inc.	39,315	366,809
GCI Liberty, Inc., Class A *	32,047	1,910,642
Global Eagle Entertainment, Inc. *	17,279	11,076
Glu Mobile, Inc. *	32,800	358,832
Gray Television, Inc. *	26,260	615,272
Hemisphere Media Group, Inc. *	4,890	71,443
IAC/InterActiveCorp *	25,278	5,683,505
John Wiley & Sons, Inc., Class A	15,690	724,564
Lee Enterprises, Inc. *	15,450	43,260
Liberty Broadband Corp., Class A *	7,891	776,395
Liberty Broadband Corp., Class C *	49,637	4,899,668
Liberty Global plc, Class A *	67,214	1,815,450
Liberty Global plc, Class C *	197,592	5,167,031
Liberty Latin America Ltd., Class A *	13,577	284,167
Liberty Latin America Ltd., Class C *	43,369	903,810
Liberty Media Corp. - Liberty Braves, Class A *	2,953	83,747
Liberty Media Corp. - Liberty Braves, Class C *	10,998	309,594
Liberty Media Corp. - Liberty Formula One, Class A *	8,419	317,901

45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Formula One, Class C *	65,833	2,554,979
Liberty Media Corp. - Liberty SiriusXM, Class A *	28,055	1,120,517
Liberty Media Corp. - Liberty SiriusXM, Class C *	51,810	2,080,690
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	365,154
Lions Gate Entertainment Corp., Class A	19,000	277,210
Lions Gate Entertainment Corp., Class B	34,368	467,405
Live Nation Entertainment, Inc. *	45,143	2,949,644
LiveXLive Media, Inc. *	8,492	42,205
Loral Space & Communications, Inc. *	3,815	140,468
Marchex, Inc., Class B *	10,570	50,419
Match Group, Inc.	17,962	1,084,905
Meredith Corp.	14,298	843,582
MSG Networks, Inc., Class A *	18,579	427,874
National CineMedia, Inc.	18,547	129,458
Netflix, Inc. *	143,351	53,117,279
New Media Investment Group, Inc.	19,939	213,148
News Corp., Class A	121,207	1,505,391
News Corp., Class B	45,036	562,500
Nexstar Media Group, Inc., Class A	15,258	1,785,949
Omnicom Group, Inc.	74,239	5,941,347
QuinStreet, Inc. *	10,517	150,078
Reading International, Inc., Class A *	4,446	67,846
Rosetta Stone, Inc. *	5,610	141,484
Saga Communications, Inc., Class A	1,496	47,992
Scholastic Corp.	8,161	325,461
Sinclair Broadcast Group, Inc., Class A	20,682	947,029
Sirius XM Holdings, Inc.	540,640	3,141,118
Snap, Inc., Class A *	242,547	2,701,974
Take-Two Interactive Software, Inc. *	36,871	3,570,219
TechTarget, Inc. *	5,500	91,795
TEGNA, Inc.	67,635	1,076,749
The E.W. Scripps Co., Class A	18,724	426,720
The Interpublic Group of Cos., Inc.	124,542	2,864,466
The Madison Square Garden Co., Class A *	5,804	1,813,402
The Marcus Corp.	6,272	235,953
The Meet Group, Inc. *	20,844	115,893
The New York Times Co., Class A	48,572	1,610,162
The Walt Disney Co.	572,296	78,387,383
Travelzoo *	3,496	61,425
Tribune Media Co., Class A	25,530	1,179,486
Tribune Publishing Co. *	7,731	83,186
TripAdvisor, Inc. *	32,880	1,750,202
TrueCar, Inc. *	24,896	160,330
Twitter, Inc. *	239,638	9,563,953
Viacom, Inc., Class A	2,300	79,695
Viacom, Inc., Class B	117,642	3,401,030
World Wrestling Entertainment, Inc., Class A	14,046	1,177,757
Yelp, Inc. *	26,189	1,049,131
Zillow Group, Inc., Class A *	16,569	550,256
Zillow Group, Inc., Class C *	37,704	1,259,314
Zynga, Inc., Class A *	268,110	1,517,503
		743,658,143

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	484,619	38,473,902
Abeona Therapeutics, Inc. *	8,452	65,080
ACADIA Pharmaceuticals, Inc. *	36,054	867,099
Accelerate Diagnostics, Inc. *(a)	10,300	200,850
Acceleron Pharma, Inc. *	16,020	652,495
AcelRx Pharmaceuticals, Inc. *(a)	28,438	110,055
Security	Number of Shares	Value ($)
Acer Therapeutics, Inc. *	1,495	29,257
Achillion Pharmaceuticals, Inc. *	42,273	125,128
Acorda Therapeutics, Inc. *	15,538	162,372
Actinium Pharmaceuticals, Inc. *	80,219	24,467
Adamis Pharmaceuticals Corp. *	16,516	33,858
ADMA Biologics, Inc. *	8,300	38,429
Adverum Biotechnologies, Inc. *	12,177	78,542
Aeglea BioTherapeutics, Inc. *	5,245	35,928
Aerie Pharmaceuticals, Inc. *	12,866	490,838
Aerpio Pharmaceuticals, Inc. *	12,835	13,348
Agenus, Inc. *	38,795	99,703
AgeX Therapeutics, Inc. *	10,645	48,541
Agilent Technologies, Inc.	103,639	8,135,662
Agios Pharmaceuticals, Inc. *	17,426	974,462
Aimmune Therapeutics, Inc. *	15,127	304,658
Akcea Therapeutics, Inc. *(a)	4,993	125,274
Akebia Therapeutics, Inc. *	35,152	212,318
Akorn, Inc. *	41,431	111,864
Albireo Pharma, Inc. *	2,099	72,248
Alder Biopharmaceuticals, Inc. *	23,744	322,681
Alector, Inc. *	2,705	53,721
Alexion Pharmaceuticals, Inc. *	73,636	10,024,069
Alimera Sciences, Inc. *	39,406	38,224
Alkermes plc *	51,588	1,564,148
Allakos, Inc. *	2,100	82,341
Allena Pharmaceuticals, Inc. *	6,539	40,346
Allergan plc	103,017	15,143,499
Allogene Therapeutics, Inc. *(a)	6,710	200,965
Alnylam Pharmaceuticals, Inc. *	31,363	2,801,970
AMAG Pharmaceuticals, Inc. *	9,201	102,683
Amgen, Inc.	204,566	36,682,775
Amicus Therapeutics, Inc. *	70,254	937,188
Amneal Pharmaceuticals, Inc. *	27,858	358,532
Amphastar Pharmaceuticals, Inc. *	10,000	215,900
Ampio Pharmaceuticals, Inc. *	73,284	41,757
AnaptysBio, Inc. *	7,720	561,398
Anavex Life Sciences Corp. *(a)	15,874	47,146
ANI Pharmaceuticals, Inc. *	2,423	171,985
Anika Therapeutics, Inc. *	4,606	146,701
Anixa Biosciences, Inc. *	9,149	38,060
Apellis Pharmaceuticals, Inc. *	13,300	263,473
Aptinyx, Inc. *	1,900	7,315
Aquinox Pharmaceuticals, Inc. *	16,825	44,755
Arcus Biosciences, Inc. *	3,846	37,383
Ardelyx, Inc. *	12,366	42,044
Arena Pharmaceuticals, Inc. *	17,164	785,253
ArQule, Inc. *	34,889	208,287
Array BioPharma, Inc. *	71,760	1,622,494
Arrowhead Pharmaceuticals, Inc. *	31,590	567,988
Arvinas Holding Co. LLC *	2,500	52,175
Assembly Biosciences, Inc. *	7,557	119,249
Assertio Therapeutics, Inc. *	18,832	78,529
Atara Biotherapeutics, Inc. *	14,848	498,893
Athenex, Inc. *	15,009	148,289
Audentes Therapeutics, Inc. *	11,282	426,347
AVEO Pharmaceuticals, Inc. *(a)	28,629	26,422
Avrobio, Inc. *	1,700	31,977
Axsome Therapeutics, Inc. *	6,000	106,380
Bio-Rad Laboratories, Inc., Class A *	6,493	1,953,939
Bio-Techne Corp.	12,297	2,515,843
BioCryst Pharmaceuticals, Inc. *	38,239	284,116
BioDelivery Sciences International, Inc. *	16,652	80,429
Biogen, Inc. *	64,282	14,736,006
Biohaven Pharmaceutical Holding Co., Ltd. *	12,114	725,023
BioMarin Pharmaceutical, Inc. *	59,540	5,092,456
BioSpecifics Technologies Corp. *	1,514	101,438
Bluebird Bio, Inc. *	18,112	2,568,825

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Blueprint Medicines Corp. *	16,608	1,255,731
BrainStorm Cell Therapeutics, Inc. *(a)	11,287	44,922
Bristol-Myers Squibb Co.	536,906	24,928,546
Bruker Corp.	32,654	1,260,444
Calithera Biosciences, Inc. *	9,145	56,333
Calyxt, Inc. *	2,501	39,891
Cambrex Corp. *	11,666	501,871
Cara Therapeutics, Inc. *	9,818	187,327
CareDx, Inc. *	12,115	329,649
Catabasis Pharmaceuticals, Inc. *	8,304	62,363
Catalent, Inc. *	47,914	2,147,505
Catalyst Biosciences, Inc. *	5,715	49,835
Catalyst Pharmaceuticals, Inc. *	28,204	161,891
CEL-SCI Corp. *	15,653	99,866
Celcuity, Inc. *	2,500	56,250
Celgene Corp. *	229,914	21,763,659
Celldex Therapeutics, Inc. *	8,808	32,237
Cellular Biomedicine Group, Inc. *	2,900	50,112
Cerecor, Inc. *	8,153	44,352
Charles River Laboratories International, Inc. *	15,822	2,222,516
Checkpoint Therapeutics, Inc. *	16,577	67,634
ChemoCentryx, Inc. *	11,922	158,205
Chiasma, Inc. *	7,614	46,293
Chimerix, Inc. *	15,000	40,500
ChromaDex Corp. *	12,690	56,471
Clovis Oncology, Inc. *	17,986	328,604
Codexis, Inc. *	17,581	346,346
Cohbar, Inc. *	14,681	35,968
Coherus Biosciences, Inc. *	19,857	316,123
Collegium Pharmaceutical, Inc. *	8,383	116,775
Concert Pharmaceuticals, Inc. *	4,499	46,250
ContraFect Corp. *	39,150	20,045
Corbus Pharmaceuticals Holdings, Inc. *(a)	13,863	98,982
Corcept Therapeutics, Inc. *	35,050	433,919
CorMedix, Inc. *(a)	5,920	47,952
Corvus Pharmaceuticals, Inc. *	10,375	43,886
Crinetics Pharmaceuticals, Inc. *	1,700	44,115
Cue Biopharma, Inc. *	6,911	58,674
Cyclerion Therapeutics, Inc. *	5,131	78,145
Cymabay Therapeutics, Inc. *	20,365	260,876
Cytokinetics, Inc. *	15,082	133,023
CytomX Therapeutics, Inc. *	15,748	149,763
Deciphera Pharmaceuticals, Inc. *	5,000	115,000
Denali Therapeutics, Inc. *	23,955	586,179
Dermira, Inc. *	16,451	182,442
Dicerna Pharmaceuticals, Inc. *	18,700	242,352
Dova Pharmaceuticals, Inc. *	3,704	34,077
Durect Corp. *	41,585	22,934
Dynavax Technologies Corp. *	27,027	179,730
Eagle Pharmaceuticals, Inc. *	4,489	230,779
Editas Medicine, Inc. *	12,965	320,884
Eidos Therapeutics, Inc. *(a)	2,511	65,813
Eiger BioPharmaceuticals, Inc. *	4,600	50,278
Elanco Animal Health, Inc. *	118,944	3,746,736
Eli Lilly & Co.	283,607	33,193,363
Eloxx Pharmaceuticals, Inc. *	6,055	72,297
Emergent BioSolutions, Inc. *	14,639	756,544
Enanta Pharmaceuticals, Inc. *	4,706	410,316
Endo International plc *	64,200	481,500
Enochian Biosciences, Inc. *	7,176	44,132
Epizyme, Inc. *	24,693	306,440
Esperion Therapeutics, Inc. *	8,439	363,721
Evolus, Inc. *(a)	3,116	75,968
Exact Sciences Corp. *	41,724	4,117,742
Exelixis, Inc. *	96,908	1,905,211
EyePoint Pharmaceuticals, Inc. *	14,600	24,966
Security	Number of Shares	Value ($)
Fate Therapeutics, Inc. *	21,600	362,880
FibroGen, Inc. *	24,370	1,138,810
Five Prime Therapeutics, Inc. *	14,036	155,519
Flexion Therapeutics, Inc. *	11,400	120,840
Fluidigm Corp. *	20,340	279,472
Forty Seven, Inc. *	3,550	67,415
G1 Therapeutics, Inc. *	7,400	158,360
Galectin Therapeutics, Inc. *(a)	8,013	34,296
Genomic Health, Inc. *	7,854	505,248
Geron Corp. *(a)	62,177	113,162
Gilead Sciences, Inc.	419,554	27,287,792
Global Blood Therapeutics, Inc. *	18,461	1,022,739
GlycoMimetics, Inc. *	11,422	139,006
Gossamer Bio, Inc. *	4,676	79,305
Gritstone Oncology, Inc. *	3,670	38,572
Halozyme Therapeutics, Inc. *	47,185	761,094
Harpoon Therapeutics, Inc. *	3,414	40,080
Harrow Health, Inc. *	6,848	31,912
Harvard Bioscience, Inc. *	7,316	28,313
Heron Therapeutics, Inc. *	24,691	535,301
Homology Medicines, Inc. *	2,700	58,104
Horizon Pharma plc *	61,160	1,561,415
Idera Pharmaceuticals, Inc. *	6,495	19,550
Illumina, Inc. *	48,107	15,009,384
ImmunoGen, Inc. *	46,115	110,215
Immunomedics, Inc. *	55,414	887,732
Incyte Corp. *	59,056	4,535,501
Infinity Pharmaceuticals, Inc. *	29,948	49,714
Innoviva, Inc. *	25,683	360,332
Inovio Pharmaceuticals, Inc. *(a)	24,594	92,473
Insmed, Inc. *	26,767	814,787
Insys Therapeutics, Inc. *(a)	7,600	32,680
Intellia Therapeutics, Inc. *	9,131	140,435
Intercept Pharmaceuticals, Inc. *	7,219	622,133
Intersect ENT, Inc. *	10,273	333,770
Intra-Cellular Therapies, Inc. *	15,000	197,550
Intrexon Corp. *(a)	19,807	85,764
Invitae Corp. *	27,863	658,124
Ionis Pharmaceuticals, Inc. *	45,005	3,345,222
Iovance Biotherapeutics, Inc. *	41,432	472,325
IQVIA Holdings, Inc. *	51,773	7,191,270
Ironwood Pharmaceuticals, Inc. *	51,313	610,112
IVERIC bio, Inc. *	29,361	40,518
Jazz Pharmaceuticals plc *	18,561	2,408,661
Johnson & Johnson	873,698	123,366,158
Jounce Therapeutics, Inc. *	8,460	48,053
Kadmon Holdings, Inc. *	44,130	103,706
Kala Pharmaceuticals, Inc. *	6,000	46,560
KalVista Pharmaceuticals, Inc. *	3,000	69,000
Karyopharm Therapeutics, Inc. *	14,263	66,608
Kezar Life Sciences, Inc. *	2,720	51,326
Kindred Biosciences, Inc. *	7,379	65,599
Kodiak Sciences, Inc. *	6,901	51,205
Krystal Biotech, Inc. *	2,600	85,150
Kura Oncology, Inc. *	10,835	164,042
Lannett Co., Inc. *(a)	8,800	67,672
Lexicon Pharmaceuticals, Inc. *	18,214	105,641
Ligand Pharmaceuticals, Inc. *	6,860	863,331
Liquidia Technologies, Inc. *	2,763	26,276
LogicBio Therapeutics, Inc. *	4,315	58,727
Luminex Corp.	12,900	294,249
MacroGenics, Inc. *	13,343	223,762
Madrigal Pharmaceuticals, Inc. *	2,520	267,322
Magenta Therapeutics, Inc. *	2,808	40,463
Mallinckrodt plc *	25,602	395,807
MannKind Corp. *(a)	76,925	118,465
Marker Therapeutics, Inc. *(a)	8,200	43,296
Matinas BioPharma Holdings, Inc. *	35,096	34,222

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MediciNova, Inc. *(a)	10,435	116,872
Medpace Holdings, Inc. *	8,500	477,445
MEI Pharma, Inc. *	15,228	47,816
Merck & Co., Inc.	847,106	66,675,713
Merrimack Pharmaceuticals, Inc. *	7,188	47,010
Mersana Therapeutics, Inc. *	10,350	50,922
Mettler-Toledo International, Inc. *	8,100	6,036,606
Minerva Neurosciences, Inc. *	8,467	62,402
Mirati Therapeutics, Inc. *	10,935	650,523
Molecular Templates, Inc. *	8,381	61,600
Momenta Pharmaceuticals, Inc. *	32,005	447,750
Mustang Bio, Inc. *	12,479	51,788
Mylan N.V. *	171,322	4,623,981
MyoKardia, Inc. *	12,009	576,192
Myriad Genetics, Inc. *	24,574	773,590
NanoString Technologies, Inc. *	8,674	225,264
Natera, Inc. *	11,323	216,383
Nektar Therapeutics *	55,978	1,792,416
NeoGenomics, Inc. *	31,685	659,999
Neos Therapeutics, Inc. *	21,090	50,827
Neurocrine Biosciences, Inc. *	29,810	2,153,474
Odonate Therapeutics, Inc. *(a)	3,000	58,980
Omeros Corp. *(a)	14,156	266,699
Oncocyte Corp. *	13,252	56,984
OPKO Health, Inc. *	126,764	302,966
Organogenesis Holdings, Inc. *	6,071	42,376
Organovo Holdings, Inc. *(a)	33,744	33,744
Otonomy, Inc. *	17,686	47,398
Pacific Biosciences of California, Inc. *	47,700	352,503
Pacira BioSciences, Inc. *	13,130	522,837
Palatin Technologies, Inc. *	56,900	70,556
PDL BioPharma, Inc. *	61,807	202,109
PerkinElmer, Inc.	37,113	3,556,910
Perrigo Co., plc	41,607	1,993,807
Pfenex, Inc. *	8,600	49,794
Pfizer, Inc.	1,819,431	73,887,093
Phibro Animal Health Corp., Class A	6,184	214,647
PolarityTE, Inc. *(a)	4,800	43,392
Portola Pharmaceuticals, Inc. *	22,854	806,746
PRA Health Sciences, Inc. *	18,930	1,832,803
Prestige Consumer Healthcare, Inc. *	18,865	555,008
Principia Biopharma, Inc. *	3,720	111,265
Progenics Pharmaceuticals, Inc. *	22,368	114,972
Protagonist Therapeutics, Inc. *	4,920	50,824
Proteostasis Therapeutics, Inc. *	7,700	8,470
Prothena Corp. plc *	14,018	145,787
PTC Therapeutics, Inc. *	17,765	664,766
Puma Biotechnology, Inc. *	12,061	387,399
Quanterix Corp. *	2,695	61,230
Ra Pharmaceuticals, Inc. *	10,340	229,548
Radius Health, Inc. *	14,153	311,649
Reata Pharmaceuticals, Inc., Class A *	5,354	420,075
Recro Pharma, Inc. *	5,876	51,297
Regeneron Pharmaceuticals, Inc. *	25,790	8,849,581
REGENXBIO, Inc. *	10,013	504,655
Repligen Corp. *	13,429	904,846
Replimune Group, Inc. *	3,655	61,294
resTORbio, Inc. *	5,465	43,993
Retrophin, Inc. *	12,048	229,876
Revance Therapeutics, Inc. *	17,210	227,860
Rhythm Pharmaceuticals, Inc. *	7,427	187,755
Rigel Pharmaceuticals, Inc. *	48,200	107,486
Rocket Pharmaceuticals, Inc. *	10,739	199,316
Rubius Therapeutics, Inc. *	3,100	54,219
Sage Therapeutics, Inc. *	16,241	2,732,223
Sangamo Therapeutics, Inc. *	39,121	457,324
Sarepta Therapeutics, Inc. *	21,634	2,529,880
Scholar Rock Holding Corp. *	1,652	35,155
Security	Number of Shares	Value ($)
SCYNEXIS, Inc. *	36,822	57,442
Seattle Genetics, Inc. *	34,764	2,356,304
Selecta Biosciences, Inc. *	19,532	41,994
Sesen Bio, Inc. *(a)	48,356	59,961
Sienna Biopharmaceuticals, Inc. *	17,969	33,422
SIGA Technologies, Inc. *	12,274	64,316
Spark Therapeutics, Inc. *	11,473	1,224,054
Spectrum Pharmaceuticals, Inc. *	35,369	331,408
Spero Therapeutics, Inc. *	3,823	42,741
Spring Bank Pharmaceuticals, Inc. *	3,900	28,899
Stemline Therapeutics, Inc. *	17,463	261,945
Supernus Pharmaceuticals, Inc. *	16,821	617,835
Syndax Pharmaceuticals, Inc. *	8,335	59,595
Syneos Health, Inc. *	19,695	924,286
Synlogic, Inc. *	4,700	40,326
Synthorx, Inc. *	3,342	51,133
T2 Biosystems, Inc. *(a)	9,688	24,898
Teligent, Inc. *(a)	12,899	12,640
TG Therapeutics, Inc. *	20,100	159,795
The Medicines Co. *	21,607	690,344
TherapeuticsMD, Inc. *(a)	66,164	284,505
Theravance Biopharma, Inc. *	13,214	315,154
Thermo Fisher Scientific, Inc.	132,019	36,628,672
Tocagen, Inc. *	5,300	52,364
Translate Bio, Inc. *	5,651	54,815
Trevena, Inc. *(a)	31,860	46,834
Tricida, Inc. *	9,420	322,729
Twist Bioscience Corp. *	2,133	50,467
Tyme Technologies, Inc. *(a)	21,100	31,861
Ultragenyx Pharmaceutical, Inc. *	16,832	1,110,912
United Therapeutics Corp. *	14,277	1,464,392
Urovant Sciences Ltd. *	3,443	25,375
Vanda Pharmaceuticals, Inc. *	15,429	251,338
VBI Vaccines, Inc. *	26,272	49,917
Veracyte, Inc. *	9,000	205,830
Vericel Corp. *	16,052	272,723
Verrica Pharmaceuticals, Inc. *	4,091	40,910
Vertex Pharmaceuticals, Inc. *	83,973	14,189,758
Viking Therapeutics, Inc. *(a)	13,300	104,139
Voyager Therapeutics, Inc. *	7,809	164,770
Waters Corp. *	23,640	5,048,086
WaVe Life Sciences Ltd. *	6,065	160,904
XBiotech, Inc. *	6,000	53,460
Xencor, Inc. *	16,064	493,325
Xeris Pharmaceuticals, Inc. *	12,101	123,430
XOMA Corp. *(a)	3,029	35,924
Y-mAbs Therapeutics, Inc. *	1,598	36,786
ZIOPHARM Oncology, Inc. *(a)	53,154	234,941
Zoetis, Inc.	157,233	16,012,609
Zogenix, Inc. *	13,013	507,377
Zynerba Pharmaceuticals, Inc. *(a)	9,398	117,663
		735,089,553

Real Estate 3.9%
Acadia Realty Trust	25,100	708,824
Agree Realty Corp.	11,566	757,226
Alexander & Baldwin, Inc.	20,598	486,525
Alexander's, Inc.	1,421	539,454
Alexandria Real Estate Equities, Inc.	36,743	5,231,836
Altisource Portfolio Solutions S.A. *	3,227	76,383
American Assets Trust, Inc.	12,467	575,851
American Campus Communities, Inc.	45,286	2,137,499
American Finance Trust, Inc.	23,377	229,328
American Homes 4 Rent, Class A	84,315	2,021,874
American Tower Corp.	144,470	28,214,991
Americold Realty Trust	60,528	1,937,501

48
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	50,095	2,472,689
Apple Hospitality REIT, Inc.	68,202	1,121,923
Armada Hoffler Properties, Inc.	21,716	350,713
Ashford Hospitality Trust, Inc.	26,337	145,117
AvalonBay Communities, Inc.	45,692	9,180,894
Bluerock Residential Growth REIT, Inc.	7,000	78,470
Boston Properties, Inc.	50,887	7,003,069
Braemar Hotels & Resorts, Inc.	9,906	137,693
Brandywine Realty Trust	56,616	871,320
Brixmor Property Group, Inc.	99,589	1,780,651
BRT Apartments Corp.	3,343	46,902
Camden Property Trust	31,942	3,214,962
CareTrust REIT, Inc.	27,705	671,846
CatchMark Timber Trust, Inc., Class A	18,210	182,100
CBL & Associates Properties, Inc. (a)	72,502	73,227
CBRE Group, Inc., Class A *	101,491	5,284,636
Cedar Realty Trust, Inc.	24,073	73,904
Chatham Lodging Trust	15,396	303,147
Chesapeake Lodging Trust	18,078	515,223
City Office REIT, Inc.	14,341	166,356
Clipper Realty, Inc.	4,400	57,420
Colony Capital, Inc.	172,207	885,144
Columbia Property Trust, Inc.	35,857	814,312
Community Healthcare Trust, Inc.	5,328	194,365
Consolidated-Tomoka Land Co.	2,000	124,000
CoreCivic, Inc.	39,234	816,460
CorEnergy Infrastructure Trust, Inc.	3,676	138,916
CorePoint Lodging, Inc.	10,845	135,563
CoreSite Realty Corp.	11,971	1,309,747
Corporate Office Properties Trust	35,495	989,601
Cousins Properties, Inc.	137,143	1,312,459
Crown Castle International Corp.	136,526	17,172,240
CubeSmart	60,636	1,934,895
CyrusOne, Inc.	35,278	1,964,632
DiamondRock Hospitality Co.	74,589	810,037
Digital Realty Trust, Inc.	68,572	8,071,610
Douglas Emmett, Inc.	52,539	2,164,081
Duke Realty Corp.	117,046	3,642,472
Easterly Government Properties, Inc.	20,310	365,580
EastGroup Properties, Inc.	11,588	1,324,856
Empire State Realty Trust, Inc., Class A	44,686	690,846
EPR Properties	24,282	1,914,879
Equinix, Inc.	27,365	12,442,866
Equity Commonwealth	39,860	1,267,548
Equity LifeStyle Properties, Inc.	29,532	3,446,384
Equity Residential	121,191	9,261,416
Essential Properties Realty Trust, Inc.	15,481	320,147
Essex Property Trust, Inc.	21,425	6,052,563
eXp World Holdings, Inc. *(a)	10,600	115,540
Extra Space Storage, Inc.	42,224	4,378,207
Federal Realty Investment Trust	24,047	3,218,691
First Industrial Realty Trust, Inc.	41,020	1,446,775
Forestar Group, Inc. *	2,213	42,645
Four Corners Property Trust, Inc.	23,222	660,434
Franklin Street Properties Corp.	34,230	269,048
Front Yard Residential Corp.	16,297	161,503
FRP Holdings, Inc. *	2,400	121,656
Gaming & Leisure Properties, Inc.	65,535	2,646,303
Getty Realty Corp.	10,767	349,174
Gladstone Commercial Corp.	10,000	217,500
Gladstone Land Corp.	4,200	53,214
Global Medical REIT, Inc.	6,100	62,220
Global Net Lease, Inc.	25,740	490,862
Griffin Industrial Realty, Inc.	1,332	48,631
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	594,287
HCP, Inc.	159,036	4,736,092
Security	Number of Shares	Value ($)
Healthcare Realty Trust, Inc.	40,231	1,242,333
Healthcare Trust of America, Inc., Class A	66,598	1,836,773
Hersha Hospitality Trust	10,000	185,700
HFF, Inc., Class A	12,184	579,837
Highwoods Properties, Inc.	34,596	1,542,290
Hospitality Properties Trust	55,854	1,452,204
Host Hotels & Resorts, Inc.	240,719	4,631,434
Hudson Pacific Properties, Inc.	50,327	1,754,399
Independence Realty Trust, Inc.	36,887	390,633
Industrial Logistics Properties Trust	19,682	390,688
InfraREIT, Inc.	11,128	234,244
Innovative Industrial Properties, Inc. (a)	3,735	317,998
Investors Real Estate Trust	3,746	225,809
Invitation Homes, Inc.	110,090	2,736,837
Iron Mountain, Inc.	92,729	3,011,838
iStar, Inc.	19,869	172,264
JBG SMITH Properties	39,120	1,664,556
Jernigan Capital, Inc.	3,937	82,953
Jones Lang LaSalle, Inc.	15,080	2,330,916
Kennedy-Wilson Holdings, Inc.	38,765	834,998
Kilroy Realty Corp.	32,700	2,514,957
Kimco Realty Corp.	137,356	2,388,621
Kite Realty Group Trust	25,983	410,272
Lamar Advertising Co., Class A	27,463	2,270,366
Lexington Realty Trust	76,718	695,832
Liberty Property Trust	47,560	2,360,878
Life Storage, Inc.	14,830	1,413,151
LTC Properties, Inc.	12,155	547,704
Mack-Cali Realty Corp.	28,080	653,702
Marcus & Millichap, Inc. *	5,570	240,067
Maui Land & Pineapple Co., Inc. *	3,129	37,454
MedEquities Realty Trust, Inc.	9,955	106,618
Medical Properties Trust, Inc.	123,126	2,149,780
Mid-America Apartment Communities, Inc.	36,973	4,045,216
Monmouth Real Estate Investment Corp.	32,076	440,724
National Health Investors, Inc.	13,800	1,040,934
National Retail Properties, Inc.	52,169	2,745,133
National Storage Affiliates Trust	19,731	577,329
New Century Financial Corp. *(c)	3,600	—
New Senior Investment Group, Inc.	31,775	177,622
Newmark Group, Inc., Class A	51,828	441,575
NexPoint Residential Trust, Inc.	6,034	226,215
NorthStar Realty Europe Corp.	15,816	281,999
Office Properties Income Trust	15,045	408,321
Omega Healthcare Investors, Inc.	68,515	2,424,746
One Liberty Properties, Inc.	6,071	171,809
Outfront Media, Inc.	45,613	1,086,958
Paramount Group, Inc.	62,880	911,131
Park Hotels & Resorts, Inc.	67,895	2,178,072
Pebblebrook Hotel Trust	43,324	1,410,629
Pennsylvania Real Estate Investment Trust (a)	18,917	113,880
Physicians Realty Trust	61,530	1,111,232
Piedmont Office Realty Trust, Inc., Class A	45,430	945,853
Plymouth Industrial REIT, Inc.	2,889	54,227
PotlatchDeltic Corp.	24,056	930,005
Preferred Apartment Communities, Inc., Class A	15,145	236,868
Prologis, Inc.	207,106	15,878,817
PS Business Parks, Inc.	6,633	1,018,961
Public Storage	49,244	10,891,788
QTS Realty Trust, Inc., Class A	17,617	798,931
Rafael Holdings, Inc., Class B *	3,200	51,840
Rayonier, Inc.	44,038	1,399,968
RE/MAX Holdings, Inc., Class A	6,136	265,873
Realogy Holdings Corp.	39,454	513,691
Realty Income Corp.	99,592	6,972,436

49
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Redfin Corp. *(a)	23,950	495,286
Regency Centers Corp.	54,903	3,687,835
Retail Opportunity Investments Corp.	40,733	714,864
Retail Properties of America, Inc., Class A	66,408	816,154
Retail Value, Inc.	4,749	159,092
Rexford Industrial Realty, Inc.	32,071	1,215,170
RLJ Lodging Trust	59,027	1,086,687
RPT Realty	32,510	394,346
Ryman Hospitality Properties, Inc.	17,318	1,378,513
Sabra Health Care REIT, Inc.	56,788	1,110,773
Safehold, Inc.	2,548	64,286
Saul Centers, Inc.	4,700	250,745
SBA Communications Corp. *	36,780	7,493,189
Senior Housing Properties Trust	84,248	676,511
Seritage Growth Properties, Class A	11,011	490,981
Simon Property Group, Inc.	101,197	17,577,919
SITE Centers Corp.	46,256	612,429
SL Green Realty Corp.	28,221	2,493,043
Sotherly Hotels, Inc.	6,858	48,417
Spirit MTA REIT	16,032	108,056
Spirit Realty Capital, Inc.	29,164	1,179,975
STAG Industrial, Inc.	40,540	1,166,741
STORE Capital Corp.	63,396	2,112,355
Stratus Properties, Inc. *	1,286	34,439
Summit Hotel Properties, Inc.	41,562	482,535
Sun Communities, Inc.	28,106	3,459,286
Sunstone Hotel Investors, Inc.	72,757	1,047,701
Tanger Factory Outlet Centers, Inc.	28,674	517,852
Taubman Centers, Inc.	21,237	1,046,984
Tejon Ranch Co. *	8,332	143,727
Terreno Realty Corp.	19,224	858,352
The GEO Group, Inc.	38,092	762,602
The Howard Hughes Corp. *	12,520	1,389,720
The Macerich Co.	35,093	1,408,633
The RMR Group, Inc., Class A	3,199	185,030
The St. Joe Co. *	18,800	320,352
Tier REIT, Inc.	16,543	468,829
Transcontinental Realty Investors, Inc. *	1,319	42,868
Trinity Place Holdings, Inc. *	12,207	47,851
UDR, Inc.	90,560	4,070,672
UMH Properties, Inc.	10,800	151,740
Uniti Group, Inc.	58,401	641,827
Universal Health Realty Income Trust	4,004	324,404
Urban Edge Properties	44,072	818,417
Urstadt Biddle Properties, Inc., Class A	9,781	214,497
Ventas, Inc.	117,779	7,197,475
VEREIT, Inc.	314,719	2,599,579
VICI Properties, Inc.	115,929	2,643,181
Vornado Realty Trust	58,077	4,015,444
Washington Prime Group, Inc.	74,197	330,177
Washington Real Estate Investment Trust	23,930	675,783
Weingarten Realty Investors	37,198	1,076,510
Welltower, Inc.	127,388	9,494,228
Weyerhaeuser Co.	247,439	6,631,365
Whitestone REIT	10,368	133,021
WP Carey, Inc.	55,687	4,417,093
Xenia Hotels & Resorts, Inc.	34,928	756,191
		380,732,576

Retailing 6.1%
1-800-Flowers.com, Inc., Class A *	7,004	149,115
Aaron's, Inc.	22,333	1,243,725
Abercrombie & Fitch Co., Class A	21,254	635,282
Advance Auto Parts, Inc.	23,586	3,922,823
Amazon.com, Inc. *	135,361	260,775,674
America's Car-Mart, Inc. *	2,683	265,751
American Eagle Outfitters, Inc.	58,459	1,390,155
Security	Number of Shares	Value ($)
Asbury Automotive Group, Inc. *	5,904	473,383
Ascena Retail Group, Inc. *	50,000	59,500
At Home Group, Inc. *	9,100	213,759
AutoNation, Inc. *	20,397	855,246
AutoZone, Inc. *	8,201	8,433,170
Barnes & Noble, Inc.	16,068	80,822
Bed Bath & Beyond, Inc.	44,734	747,505
Best Buy Co., Inc.	77,122	5,738,648
Big 5 Sporting Goods Corp. (a)	12,274	32,281
Big Lots, Inc.	12,600	468,216
Blue Apron Holdings, Inc., Class A *(a)	46,795	48,199
Booking Holdings, Inc. *	14,765	27,388,927
Boot Barn Holdings, Inc. *	8,400	241,836
Build-A-Bear Workshop, Inc. *	8,460	47,376
Burlington Stores, Inc. *	21,988	3,713,993
Caleres, Inc.	13,090	343,351
Camping World Holdings, Inc., Class A (a)	12,348	184,232
CarMax, Inc. *	56,426	4,393,328
Carvana Co. *(a)	10,744	768,841
Chico's FAS, Inc.	43,544	152,404
Citi Trends, Inc.	3,906	72,300
Conn's, Inc. *	7,143	184,789
Core-Mark Holding Co., Inc.	15,301	556,191
Designer Brands, Inc.	21,162	470,854
Destination XL Group, Inc. *	18,114	38,221
Dick's Sporting Goods, Inc.	23,982	887,334
Dillard's, Inc., Class A	6,379	436,643
Dollar General Corp.	85,917	10,833,275
Dollar Tree, Inc. *	78,061	8,686,628
Duluth Holdings, Inc., Class B *	2,900	46,168
eBay, Inc.	282,261	10,937,614
Etsy, Inc. *	39,027	2,635,884
Expedia Group, Inc.	38,440	4,991,050
Express, Inc. *	20,816	76,603
Five Below, Inc. *	18,005	2,635,752
Floor & Decor Holdings, Inc., Class A *	19,367	930,003
Foot Locker, Inc.	37,189	2,127,583
Fred's, Inc., Class A *	15,075	22,009
Funko, Inc., Class A *	2,900	57,507
Gaia, Inc. *	3,400	35,972
GameStop Corp., Class A	31,567	273,055
Genesco, Inc. *	5,704	255,596
Genuine Parts Co.	47,718	4,893,004
Group 1 Automotive, Inc.	5,612	439,476
Groupon, Inc. *	143,303	504,427
GrubHub, Inc. *	29,181	1,948,999
Guess?, Inc.	16,800	342,216
Haverty Furniture Cos., Inc.	5,712	136,060
Hibbett Sports, Inc. *	5,715	118,300
J. Jill, Inc.	6,408	35,949
J.C. Penney Co., Inc. *	104,289	142,876
Kirkland's, Inc. *	5,229	30,746
Kohl's Corp.	54,726	3,891,019
L Brands, Inc.	74,492	1,909,975
Lands' End, Inc. *	5,100	89,301
Liberty Expedia Holdings, Inc., Class A *	19,377	899,480
Liquidity Services, Inc. *	10,485	71,193
Lithia Motors, Inc., Class A	6,969	791,121
LKQ Corp. *	105,016	3,160,982
Lowe's Cos., Inc.	262,988	29,754,462
Lumber Liquidators Holdings, Inc. *	7,615	100,670
Macy's, Inc.	99,605	2,344,702
MarineMax, Inc. *	6,661	115,169
Monro, Inc.	11,231	941,495
Murphy USA, Inc. *	10,535	900,426
National Vision Holdings, Inc. *	21,179	571,833
Nordstrom, Inc.	34,543	1,416,954
O'Reilly Automotive, Inc. *	25,730	9,740,606

50
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Office Depot, Inc.	162,879	390,910
Ollie's Bargain Outlet Holdings, Inc. *	17,516	1,675,230
Overstock.com, Inc. *(a)	6,591	86,869
Party City Holdco, Inc. *	16,146	108,178
Penske Automotive Group, Inc.	12,486	573,357
PetMed Express, Inc. (a)	5,544	121,136
Pier 1 Imports, Inc. *	36,228	32,855
Pool Corp.	13,046	2,397,072
Quotient Technology, Inc. *	32,482	301,758
Qurate Retail, Inc. *	135,073	2,302,995
Remark Holdings, Inc. *	20,894	26,326
Rent-A-Center, Inc. *	14,742	367,518
RH *	6,122	653,279
Ross Stores, Inc.	121,162	11,832,681
RTW RetailWinds, Inc. *	15,491	35,939
Sally Beauty Holdings, Inc. *	38,688	684,778
Shoe Carnival, Inc.	4,036	143,924
Shutterfly, Inc. *	11,028	483,357
Shutterstock, Inc.	6,548	264,867
Signet Jewelers Ltd.	17,080	395,914
Sleep Number Corp. *	10,441	363,347
Sonic Automotive, Inc., Class A	7,037	142,358
Sportsman's Warehouse Holdings, Inc. *	10,300	45,938
Stamps.com, Inc. *	5,751	493,436
Stitch Fix, Inc., Class A *	7,900	210,535
Tailored Brands, Inc.	15,557	126,790
Target Corp.	170,963	13,235,955
The Buckle, Inc. (a)	7,969	147,267
The Cato Corp., Class A	7,100	107,636
The Children's Place, Inc.	5,680	640,818
The Container Store Group, Inc. *	6,755	58,363
The Gap, Inc.	70,685	1,843,465
The Home Depot, Inc.	370,224	75,414,629
The Michaels Cos., Inc. *	33,965	381,767
The Rubicon Project, Inc. *	13,000	83,070
The TJX Cos., Inc.	405,481	22,252,797
Tiffany & Co.	35,148	3,789,657
Tile Shop Holdings, Inc.	13,900	67,554
Tilly's, Inc., Class A	8,425	99,078
Tractor Supply Co.	39,577	4,096,219
Tuesday Morning Corp. *	19,035	42,829
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,503	6,457,177
Urban Outfitters, Inc. *	23,531	699,577
Waitr Holdings, Inc. *	19,879	194,019
Wayfair, Inc., Class A *	20,270	3,286,780
Weyco Group, Inc.	3,066	105,194
Williams-Sonoma, Inc.	27,252	1,557,997
Winmark Corp.	768	141,734
Zumiez, Inc. *	5,244	139,648
		594,354,591

Semiconductors & Semiconductor Equipment 3.7%
ACM Research, Inc., Class A *	3,856	66,439
Adesto Technologies Corp. *	7,400	47,138
Advanced Energy Industries, Inc. *	11,720	676,947
Advanced Micro Devices, Inc. *	289,373	7,995,376
Alpha & Omega Semiconductor Ltd. *	6,543	81,133
Amkor Technology, Inc. *	44,787	405,770
Analog Devices, Inc.	120,937	14,057,717
Applied Materials, Inc.	311,222	13,715,554
Axcelis Technologies, Inc. *	11,082	235,936
Broadcom, Inc.	129,924	41,367,802
Brooks Automation, Inc.	25,660	962,507
Cabot Microelectronics Corp.	9,251	1,167,939
CEVA, Inc. *	6,184	155,775
Cirrus Logic, Inc. *	20,721	985,905
Cohu, Inc.	12,667	187,852
Security	Number of Shares	Value ($)
Cree, Inc. *	33,682	2,226,043
CyberOptics Corp. *	2,095	37,165
Cypress Semiconductor Corp.	121,601	2,089,105
Diodes, Inc. *	12,571	457,836
DSP Group, Inc. *	6,300	90,027
Entegris, Inc.	44,467	1,816,922
Everspin Technologies, Inc. *	5,399	45,783
First Solar, Inc. *	23,979	1,475,428
FormFactor, Inc. *	22,390	424,290
GSI Technology, Inc. *	8,500	69,105
Ichor Holdings Ltd. *	8,793	221,408
Impinj, Inc. *	5,438	159,170
Inphi Corp. *	13,242	604,630
Intel Corp.	1,474,424	75,254,601
inTEST Corp. *	6,301	41,713
KLA-Tencor Corp.	53,553	6,826,936
Kopin Corp. *	19,600	24,500
Kulicke & Soffa Industries, Inc.	24,955	580,703
Lam Research Corp.	49,937	10,358,432
Lattice Semiconductor Corp. *	43,433	562,457
MACOM Technology Solutions Holdings, Inc. *	13,284	184,515
Marvell Technology Group Ltd.	195,168	4,883,103
Maxim Integrated Products, Inc.	90,591	5,435,460
MaxLinear, Inc. *	20,732	557,898
Microchip Technology, Inc.	77,735	7,764,951
Micron Technology, Inc. *	367,500	15,457,050
MKS Instruments, Inc.	18,138	1,650,739
Monolithic Power Systems, Inc.	13,091	2,038,400
Nanometrics, Inc. *	7,752	230,932
NeoPhotonics Corp. *	7,437	50,795
NVE Corp.	1,664	159,428
NVIDIA Corp.	198,891	35,999,271
ON Semiconductor Corp. *	136,526	3,148,290
PDF Solutions, Inc. *	9,699	125,893
Photronics, Inc. *	29,300	273,662
Pixelworks, Inc. *	8,973	41,366
Power Integrations, Inc.	9,019	712,681
Qorvo, Inc. *	40,823	3,086,627
QUALCOMM, Inc.	396,626	34,161,397
QuickLogic Corp. *	61,286	45,045
Rambus, Inc. *	34,897	399,920
Rudolph Technologies, Inc. *	9,279	224,459
Semtech Corp. *	20,510	1,104,874
Silicon Laboratories, Inc. *	14,888	1,602,842
Skyworks Solutions, Inc.	57,501	5,070,438
SMART Global Holdings, Inc. *	3,678	79,960
SolarEdge Technologies, Inc. *	15,328	679,030
SunPower Corp. *(a)	22,805	164,652
Synaptics, Inc. *	10,518	396,213
Teradyne, Inc.	58,353	2,859,297
Texas Instruments, Inc.	307,390	36,219,764
Ultra Clean Holdings, Inc. *	13,767	164,791
Universal Display Corp.	13,769	2,197,532
Veeco Instruments, Inc. *	13,473	164,101
Versum Materials, Inc.	35,880	1,872,218
Xilinx, Inc.	82,688	9,934,136
Xperi Corp.	14,408	358,039
		364,975,813

Software & Services 12.0%
2U, Inc. *	20,000	1,210,000
8x8, Inc. *	35,091	839,377
A10 Networks, Inc. *	15,072	97,365
Accenture plc, Class A	208,747	38,131,814
ACI Worldwide, Inc. *	40,140	1,425,773
Adobe, Inc. *	159,988	46,276,529

51
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Agilysys, Inc. *	5,175	98,998
Akamai Technologies, Inc. *	54,010	4,324,041
Alarm.com Holdings, Inc. *	11,765	833,903
Alliance Data Systems Corp.	14,726	2,357,633
Altair Engineering, Inc., Class A *	9,060	357,326
Alteryx, Inc., Class A *	9,634	853,958
Amber Road, Inc. *	7,500	67,800
American Software, Inc., Class A	9,461	122,520
Anaplan, Inc. *	5,830	229,527
ANSYS, Inc. *	27,676	5,418,961
Appfolio, Inc., Class A *	3,289	319,395
Appian Corp. *	9,651	348,305
Aspen Technology, Inc. *	22,986	2,802,223
Asure Software, Inc. *	7,413	51,594
Autodesk, Inc. *	72,078	12,845,020
Automatic Data Processing, Inc.	142,805	23,475,714
Avalara, Inc. *	2,200	129,514
Avaya Holdings Corp. *	34,372	655,818
Benefitfocus, Inc. *	8,210	334,393
Black Knight, Inc. *	46,886	2,645,308
Blackbaud, Inc.	15,798	1,252,623
Blackline, Inc. *	14,755	753,685
Booz Allen Hamilton Holding Corp.	45,307	2,686,252
Bottomline Technologies (de), Inc. *	13,177	666,361
Box, Inc., Class A *	46,681	962,562
Brightcove, Inc. *	15,409	154,552
Broadridge Financial Solutions, Inc.	38,109	4,501,816
CACI International, Inc., Class A *	7,913	1,542,560
Cadence Design Systems, Inc. *	92,050	6,386,429
Carbonite, Inc. *	9,694	237,794
Cardtronics plc, Class A *	12,687	453,687
Cass Information Systems, Inc.	3,769	185,925
CDK Global, Inc.	41,609	2,509,855
Ceridian HCM Holding, Inc. *	18,146	964,460
ChannelAdvisor Corp. *	6,900	81,075
Cision Ltd. *	25,097	302,670
Citrix Systems, Inc.	40,746	4,113,716
Cloudera, Inc. *	72,993	812,412
Cognizant Technology Solutions Corp., Class A	188,363	13,742,964
CommVault Systems, Inc. *	13,742	722,829
Conduent, Inc. *	60,525	776,536
CoreLogic, Inc. *	27,679	1,124,044
Cornerstone OnDemand, Inc. *	18,618	1,017,474
Coupa Software, Inc. *	17,729	1,831,938
CSG Systems International, Inc.	10,871	485,390
Digimarc Corp. *	3,187	94,941
Digital Turbine, Inc. *	18,000	68,040
DocuSign, Inc. *	7,123	403,660
Domo, Inc., Class B *	2,700	103,437
Dropbox, Inc., Class A *	67,317	1,641,188
DXC Technology Co.	88,632	5,826,668
Ebix, Inc.	6,724	339,428
eGain Corp. *	7,634	76,264
Elastic N.V. *	2,100	179,655
Endurance International Group Holdings, Inc. *	22,190	122,711
Envestnet, Inc. *	16,730	1,187,663
EPAM Systems, Inc. *	16,822	3,017,194
Euronet Worldwide, Inc. *	16,798	2,517,852
Everbridge, Inc. *	10,489	775,032
EVERTEC, Inc.	18,404	576,229
Evo Payments, Inc., Class A *	11,170	331,861
ExlService Holdings, Inc. *	10,709	636,115
Fair Isaac Corp. *	9,452	2,644,197
Fidelity National Information Services, Inc.	105,819	12,267,597
Finjan Holdings, Inc. *	15,437	45,694
FireEye, Inc. *	67,609	1,083,096
Security	Number of Shares	Value ($)
First Data Corp., Class A *	184,150	4,762,119
Fiserv, Inc. *	128,252	11,188,704
Five9, Inc. *	18,926	1,004,403
FleetCor Technologies, Inc. *	28,324	7,391,148
ForeScout Technologies, Inc. *	8,171	343,509
Fortinet, Inc. *	47,916	4,476,313
Gartner, Inc. *	29,486	4,687,389
Genpact Ltd.	48,750	1,769,625
Global Payments, Inc.	51,070	7,459,795
GlobalSCAPE, Inc.	7,401	56,026
GoDaddy, Inc., Class A *	56,302	4,588,613
GreenSky, Inc., Class A *	12,400	198,152
GTT Communications, Inc. *(a)	11,441	479,950
Guidewire Software, Inc. *	26,464	2,818,416
HubSpot, Inc. *	12,240	2,258,158
I3 Verticals, Inc., Class A *	1,974	47,652
Information Services Group, Inc. *	16,112	57,359
Instructure, Inc. *	9,873	425,329
Intelligent Systems Corp. *(a)	2,218	62,681
Internap Corp. *	9,578	37,737
International Business Machines Corp.	291,702	40,917,040
International Money Express, Inc. *	6,533	78,853
Intuit, Inc.	84,822	21,295,411
j2 Global, Inc.	15,865	1,390,091
Jack Henry & Associates, Inc.	25,291	3,769,876
KBR, Inc.	46,622	1,035,941
Leidos Holdings, Inc.	48,894	3,592,731
Limelight Networks, Inc. *	37,860	112,444
LivePerson, Inc. *	20,467	600,297
LiveRamp Holdings, Inc. *	21,737	1,267,919
LogMeIn, Inc.	16,384	1,350,042
Manhattan Associates, Inc. *	20,022	1,350,484
ManTech International Corp., Class A	8,531	528,837
Mastercard, Inc., Class A	295,948	75,241,820
MAXIMUS, Inc.	20,373	1,500,471
Microsoft Corp.	2,516,182	328,613,369
MicroStrategy, Inc., Class A *	2,864	428,741
Mitek Systems, Inc. *	10,165	120,964
MobileIron, Inc. *	31,619	187,501
Model N, Inc. *	7,661	142,035
MoneyGram International, Inc. *	19,116	63,274
MongoDB, Inc. *	9,103	1,282,795
Monotype Imaging Holdings, Inc.	12,486	215,259
NetSol Technologies, Inc. *	5,701	41,389
New Relic, Inc. *	14,677	1,544,607
NIC, Inc.	21,419	369,692
Nuance Communications, Inc. *	95,139	1,601,189
Nutanix, Inc., Class A *	24,928	1,076,640
Okta, Inc. *	25,447	2,647,251
OneSpan, Inc. *	9,000	166,860
Oracle Corp.	834,572	46,176,869
Palo Alto Networks, Inc. *	31,245	7,774,693
Park City Group, Inc. *	5,812	44,927
Paychex, Inc.	104,326	8,795,725
Paycom Software, Inc. *	15,995	3,239,467
Paylocity Holding Corp. *	9,950	960,672
PayPal Holdings, Inc. *	385,131	43,431,223
Paysign, Inc. *	7,000	56,910
Pegasystems, Inc.	11,904	892,919
Perficient, Inc. *	10,300	303,232
Perspecta, Inc.	47,635	1,099,416
PFSweb, Inc. *	7,732	35,722
Pivotal Software, Inc., Class A *	14,213	308,422
Pluralsight, Inc., Class A *	18,398	652,945
Presidio, Inc.	14,732	221,275
PRGX Global, Inc. *	6,500	52,130
Progress Software Corp.	15,976	728,665
Proofpoint, Inc. *	17,904	2,245,520

52
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PROS Holdings, Inc. *	10,908	558,926
PTC, Inc. *	34,741	3,143,018
Q2 Holdings, Inc. *	12,356	931,890
QAD, Inc., Class A	3,753	175,903
Qualys, Inc. *	11,618	1,048,641
Rapid7, Inc. *	14,555	790,919
RealNetworks, Inc. *	13,613	35,394
RealPage, Inc. *	23,740	1,548,085
Red Hat, Inc. *	57,895	10,567,574
RingCentral, Inc., Class A *	22,771	2,649,861
Sabre Corp.	89,828	1,864,829
SailPoint Technologies Holding, Inc. *	23,502	664,167
salesforce.com, Inc. *	251,161	41,529,471
Science Applications International Corp.	17,060	1,278,647
SecureWorks Corp., Class A *	2,900	56,318
ServiceNow, Inc. *	58,850	15,978,363
ServiceSource International, Inc. *	26,733	28,337
SharpSpring, Inc. *	3,003	62,462
ShotSpotter, Inc. *	2,300	121,210
Smartsheet, Inc., Class A *	4,529	191,713
Splunk, Inc. *	48,911	6,751,674
SPS Commerce, Inc. *	5,412	561,441
Square, Inc., Class A *	100,173	7,294,598
SS&C Technologies Holdings, Inc.	70,598	4,776,661
StarTek, Inc. *	5,834	40,255
Steel Connect, Inc. *	23,644	46,342
SVMK, Inc. *	6,980	124,942
Switch, Inc., Class A	9,655	104,950
Sykes Enterprises, Inc. *	12,854	356,699
Symantec Corp.	210,923	5,106,446
Synacor, Inc. *	24,152	35,262
Synchronoss Technologies, Inc. *	15,860	85,327
Synopsys, Inc. *	49,285	5,967,428
Tableau Software, Inc., Class A *	23,155	2,820,511
Telaria, Inc. *	8,914	64,270
Telenav, Inc. *	9,800	61,054
Tenable Holdings, Inc. *	3,200	114,880
Teradata Corp. *	39,683	1,804,386
The Hackett Group, Inc.	8,738	134,128
The Trade Desk, Inc., Class A *	11,677	2,586,222
The Ultimate Software Group, Inc. *	10,181	3,366,348
The Western Union Co.	143,151	2,782,855
TiVo Corp.	38,279	358,674
Total System Services, Inc.	53,913	5,512,065
Travelport Worldwide Ltd.	43,382	680,230
TTEC Holdings, Inc.	4,849	176,795
Twilio, Inc., Class A *	30,924	4,240,917
Tyler Technologies, Inc. *	12,492	2,897,020
Unisys Corp. *	15,300	171,513
Upland Software, Inc. *	4,500	209,205
Varonis Systems, Inc. *	9,890	703,674
Verint Systems, Inc. *	21,191	1,279,724
VeriSign, Inc. *	34,692	6,849,935
Veritone, Inc. *(a)	7,563	46,815
Verra Mobility Corp. *	29,010	392,215
VirnetX Holding Corp. *(a)	14,945	95,349
Virtusa Corp. *	10,572	587,275
Visa, Inc., Class A	573,550	94,308,826
VMware, Inc., Class A	24,637	5,029,151
WEX, Inc. *	14,208	2,987,942
Workday, Inc., Class A *	49,767	10,233,588
Workiva, Inc. *	8,050	427,777
Worldpay, Inc., Class A *	99,196	11,626,763
Yext, Inc. *	26,789	586,947
Zendesk, Inc. *	35,407	3,108,026
Zix Corp. *	17,000	138,550
Security	Number of Shares	Value ($)
Zscaler, Inc. *	4,790	327,205
Zuora, Inc., Class A *	3,163	69,902
		1,173,387,063

Technology Hardware & Equipment 5.5%
3D Systems Corp. *	36,503	388,392
Acacia Communications, Inc. *	9,855	570,407
ADTRAN, Inc.	15,268	261,694
Aerohive Networks, Inc. *	10,367	35,040
Airgain, Inc. *	3,401	54,314
Akoustis Technologies, Inc. *	7,703	50,840
Amphenol Corp., Class A	98,071	9,763,949
Anixter International, Inc. *	10,581	665,227
Apple, Inc.	1,469,437	294,871,923
Applied Optoelectronics, Inc. *	6,000	75,120
Arista Networks, Inc. *	17,317	5,407,926
Arlo Technologies, Inc. *	21,716	86,213
Arrow Electronics, Inc. *	27,283	2,305,686
AstroNova, Inc.	1,900	47,538
Aviat Networks, Inc. *	3,298	44,985
Avid Technology, Inc. *	9,400	71,440
Avnet, Inc.	36,328	1,765,904
AVX Corp.	14,751	240,589
Badger Meter, Inc.	8,931	495,492
Bel Fuse, Inc., Class B	3,500	82,950
Belden, Inc.	12,455	691,875
Benchmark Electronics, Inc.	13,708	370,527
CalAmp Corp. *	9,892	144,522
Calix, Inc. *	12,108	82,940
Casa Systems, Inc. *	8,800	84,392
CDW Corp.	48,916	5,165,530
Ciena Corp. *	47,421	1,819,070
Cisco Systems, Inc.	1,443,606	80,769,756
Clearfield, Inc. *	3,291	48,509
Cognex Corp.	56,191	2,833,712
Coherent, Inc. *	8,069	1,194,293
CommScope Holding Co., Inc. *	61,232	1,517,329
Comtech Telecommunications Corp.	8,949	210,570
Control4 Corp. *	7,683	133,761
Corning, Inc.	256,613	8,173,124
Cray, Inc. *	14,399	378,118
CTS Corp.	10,207	305,700
Daktronics, Inc.	14,170	107,409
DASAN Zhone Solutions, Inc. *	4,470	51,226
Dell Technologies, Inc., Class C *	48,395	3,262,307
Diebold Nixdorf, Inc. *	28,307	285,618
Digi International, Inc. *	9,100	117,117
Dolby Laboratories, Inc., Class A	20,574	1,330,932
Eastman Kodak Co. *(a)	13,330	32,792
EchoStar Corp., Class A *	15,207	605,999
Electronics For Imaging, Inc. *	15,647	581,912
EMCORE Corp. *	11,147	43,696
ePlus, Inc. *	3,969	374,237
Extreme Networks, Inc. *	36,200	289,600
F5 Networks, Inc. *	19,170	3,007,773
Fabrinet *	12,888	779,982
FARO Technologies, Inc. *	6,085	342,281
Finisar Corp. *	38,142	919,604
Fitbit, Inc., Class A *	69,583	367,398
FLIR Systems, Inc.	43,766	2,316,972
Frequency Electronics, Inc. *	3,930	47,357
Harmonic, Inc. *	28,370	160,574
Hewlett Packard Enterprise Co.	453,685	7,172,760
HP, Inc.	503,648	10,047,778
I.D. Systems, Inc. *	7,153	40,128
Identiv, Inc. *	8,288	42,683
IEC Electronics Corp. *	6,511	49,158

53
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
II-VI, Inc. *	20,259	807,119
Immersion Corp. *	10,166	96,069
Infinera Corp. *	49,462	214,665
Inseego Corp. *(a)	13,900	63,523
Insight Enterprises, Inc. *	11,782	666,626
InterDigital, Inc.	11,287	738,057
Intevac, Inc. *	6,954	33,310
IPG Photonics Corp. *	11,818	2,064,959
Iteris, Inc. *	7,250	31,465
Itron, Inc. *	10,420	559,137
Jabil, Inc.	45,500	1,374,555
Juniper Networks, Inc.	112,342	3,119,737
KEMET Corp.	20,294	362,654
Key Tronic Corp. *	7,019	38,955
Keysight Technologies, Inc. *	61,496	5,351,997
Kimball Electronics, Inc. *	11,150	168,700
Knowles Corp. *	30,607	577,860
KVH Industries, Inc. *	5,000	49,000
Littelfuse, Inc.	8,379	1,684,598
LRAD Corp. *	16,638	51,245
Lumentum Holdings, Inc. *	24,294	1,505,499
Luna Innovations, Inc. *	11,699	51,944
Methode Electronics, Inc.	11,479	338,745
MicroVision, Inc. *	37,436	37,436
Motorola Solutions, Inc.	54,117	7,842,094
MTS Systems Corp.	5,904	324,602
Napco Security Technologies, Inc. *	3,300	81,774
National Instruments Corp.	38,023	1,790,883
NCR Corp. *	38,411	1,111,998
NetApp, Inc.	81,033	5,903,254
NETGEAR, Inc. *	9,502	294,847
NetScout Systems, Inc. *	21,875	643,125
nLight, Inc. *	1,656	43,271
Novanta, Inc. *	10,959	953,652
OSI Systems, Inc. *	5,852	527,441
PAR Technology Corp. *(a)	3,100	73,501
Park Electrochemical Corp.	6,594	108,471
PC Connection, Inc.	4,382	162,835
PC-Tel, Inc. *	9,339	44,173
PCM, Inc. *	2,500	68,975
Perceptron, Inc. *	5,911	43,032
Plantronics, Inc.	11,458	589,858
Plexus Corp. *	10,389	625,210
Pure Storage, Inc., Class A *	56,350	1,288,161
Quantenna Communications, Inc. *	8,500	206,975
Ribbon Communications, Inc. *	15,542	83,305
Richardson Electronics Ltd.	6,205	36,299
Rogers Corp. *	6,188	1,036,614
Sanmina Corp. *	22,139	750,955
ScanSource, Inc. *	9,015	339,415
Seagate Technology plc	83,973	4,057,575
SYNNEX Corp.	13,580	1,465,010
TE Connectivity Ltd.	110,701	10,588,551
Tech Data Corp. *	12,437	1,325,909
TESSCO Technologies, Inc.	1,269	23,527
TransAct Technologies, Inc.	5,070	47,759
Trimble, Inc. *	81,888	3,342,668
TTM Technologies, Inc. *	28,872	382,265
Ubiquiti Networks, Inc.	6,440	1,097,698
ViaSat, Inc. *	19,196	1,743,381
Viavi Solutions, Inc. *	71,700	953,610
Vishay Intertechnology, Inc.	42,924	850,324
Vishay Precision Group, Inc. *	4,093	155,002
Western Digital Corp.	95,779	4,896,222
Wrap Technologies, Inc. *(a)	7,550	51,038
Security	Number of Shares	Value ($)
Xerox Corp.	65,784	2,194,554
Zebra Technologies Corp., Class A *	17,711	3,739,501
		535,463,819

Telecommunication Services 1.8%
Alaska Communications Systems Group, Inc. *	26,271	45,712
AT&T, Inc.	2,389,386	73,975,391
ATN International, Inc.	3,277	200,061
Bandwidth, Inc., Class A *	3,693	278,526
Boingo Wireless, Inc. *	12,610	286,751
CenturyLink, Inc.	307,696	3,513,888
Cincinnati Bell, Inc. *	14,894	132,557
Cogent Communications Holdings, Inc.	13,036	719,978
Consolidated Communications Holdings, Inc.	30,887	159,377
Frontier Communications Corp. *(a)	31,111	88,666
Globalstar, Inc. *	173,777	92,884
Gogo, Inc. *(a)	16,000	84,160
IDT Corp., Class B *	6,600	46,992
Iridium Communications, Inc. *	33,235	912,633
NII Holdings, Inc. *	28,127	55,129
Ooma, Inc. *	5,385	72,644
ORBCOMM, Inc. *	28,696	207,759
Pareteum Corp. *(a)	15,774	71,930
pdvWireless, Inc. *	2,756	109,689
Shenandoah Telecommunications Co.	15,310	632,762
Spok Holdings, Inc.	5,240	72,574
Sprint Corp. *	196,285	1,095,270
T-Mobile US, Inc. *	101,971	7,442,863
Telephone & Data Systems, Inc.	31,867	1,015,920
United States Cellular Corp. *	5,400	259,740
Verizon Communications, Inc.	1,355,141	77,500,514
Vonage Holdings Corp. *	68,775	668,493
Zayo Group Holdings, Inc. *	66,860	2,092,049
		171,834,912

Transportation 2.0%
Air Transport Services Group, Inc. *	21,611	508,507
Alaska Air Group, Inc.	40,363	2,498,470
Allegiant Travel Co.	4,000	587,520
AMERCO	2,676	998,603
American Airlines Group, Inc.	132,182	4,517,981
ArcBest Corp.	9,560	292,154
Atlas Air Worldwide Holdings, Inc. *	7,665	370,143
Avis Budget Group, Inc. *	20,631	733,432
C.H. Robinson Worldwide, Inc.	44,734	3,623,454
Covenant Transportation Group, Inc., Class A *	3,000	58,590
CSX Corp.	253,717	20,203,485
Daseke, Inc. *	20,197	104,217
Delta Air Lines, Inc.	203,289	11,849,716
Eagle Bulk Shipping, Inc. *	21,200	115,540
Echo Global Logistics, Inc. *	10,195	233,873
Expeditors International of Washington, Inc.	55,932	4,442,119
FedEx Corp.	78,860	14,940,816
Forward Air Corp.	9,608	608,379
Genco Shipping & Trading Ltd. *	3,574	36,097
Genesee & Wyoming, Inc., Class A *	17,960	1,592,154
Hawaiian Holdings, Inc.	15,015	423,573
Heartland Express, Inc.	16,083	316,513
Hertz Global Holdings, Inc. *	16,276	295,898
Hub Group, Inc., Class A *	10,614	441,224
JB Hunt Transport Services, Inc.	28,283	2,672,178
JetBlue Airways Corp. *	99,277	1,841,588

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kansas City Southern	33,219	4,090,588
Kirby Corp. *	18,227	1,489,510
Knight-Swift Transportation Holdings, Inc.	41,398	1,380,623
Landstar System, Inc.	13,558	1,477,280
Macquarie Infrastructure Corp.	25,201	1,020,892
Marten Transport Ltd.	16,755	331,414
Matson, Inc.	14,354	568,562
Mesa Air Group, Inc. *	2,843	25,985
Norfolk Southern Corp.	87,401	17,831,552
Old Dominion Freight Line, Inc.	21,502	3,209,819
P.A.M. Transportation Services, Inc. *	907	45,368
Radiant Logistics, Inc. *	10,193	66,662
Roadrunner Transportation Systems, Inc. *	4,781	53,117
Ryder System, Inc.	16,655	1,049,265
Saia, Inc. *	9,047	582,536
Schneider National, Inc., Class B	9,373	195,896
SkyWest, Inc.	17,068	1,051,218
Southwest Airlines Co.	162,463	8,810,368
Spirit Airlines, Inc. *	21,713	1,180,753
Union Pacific Corp.	236,901	41,940,953
United Continental Holdings, Inc. *	73,262	6,510,061
United Parcel Service, Inc., Class B	227,885	24,205,945
Universal Logistics Holdings, Inc.	3,300	80,586
Werner Enterprises, Inc.	13,355	447,392
XPO Logistics, Inc. *	36,386	2,477,159
YRC Worldwide, Inc. *	8,600	58,566
		194,488,294

Utilities 3.1%
AES Corp.	215,144	3,683,265
ALLETE, Inc.	17,471	1,423,013
Alliant Energy Corp.	77,010	3,637,182
Ameren Corp.	80,429	5,852,818
American Electric Power Co., Inc.	162,195	13,875,782
American States Water Co.	11,892	846,354
American Water Works Co., Inc.	59,198	6,404,632
Aqua America, Inc.	69,053	2,697,210
AquaVenture Holdings Ltd. *	3,900	75,855
Artesian Resources Corp., Class A	3,837	139,206
Atmos Energy Corp.	37,991	3,887,999
Avangrid, Inc.	17,304	886,138
Avista Corp.	21,423	924,188
Black Hills Corp.	17,312	1,259,621
Cadiz, Inc. *(a)	6,356	65,085
California Water Service Group	15,402	776,107
CenterPoint Energy, Inc.	163,248	5,060,688
Chesapeake Utilities Corp.	5,602	518,969
Clearway Energy, Inc., Class A	11,000	169,070
Clearway Energy, Inc., Class C	26,372	418,524
CMS Energy Corp.	92,319	5,128,320
Connecticut Water Service, Inc.	3,873	265,572
Consolidated Edison, Inc.	105,766	9,112,799
Dominion Energy, Inc.	262,206	20,417,981
DTE Energy Co.	59,785	7,515,572
Duke Energy Corp.	238,425	21,725,286
Edison International	107,573	6,859,930
El Paso Electric Co.	12,777	780,802
Entergy Corp.	61,311	5,941,036
Evergy, Inc.	84,416	4,880,933
Eversource Energy	103,539	7,419,605
Exelon Corp.	317,548	16,179,071
FirstEnergy Corp.	163,247	6,861,271
Genie Energy Ltd., Class B	5,585	48,534
Global Water Resources, Inc.	4,694	45,767
Hawaiian Electric Industries, Inc.	35,748	1,482,827
IDACORP, Inc.	17,160	1,699,183
MDU Resources Group, Inc.	66,666	1,743,316
Security	Number of Shares	Value ($)
MGE Energy, Inc.	11,963	810,972
Middlesex Water Co.	5,342	309,783
National Fuel Gas Co.	28,185	1,668,834
New Jersey Resources Corp.	27,920	1,398,234
NextEra Energy, Inc.	156,514	30,432,582
NiSource, Inc.	121,798	3,383,548
Northwest Natural Holding Co.	8,913	596,191
NorthWestern Corp.	16,100	1,124,585
NRG Energy, Inc.	93,108	3,833,256
OGE Energy Corp.	65,564	2,775,980
ONE Gas, Inc.	17,772	1,573,177
Ormat Technologies, Inc.	17,239	1,006,068
Otter Tail Corp.	13,885	712,301
Pattern Energy Group, Inc., Class A	33,146	766,336
Pinnacle West Capital Corp.	36,399	3,467,733
PNM Resources, Inc.	25,500	1,184,220
Portland General Electric Co.	27,720	1,450,033
PPL Corp.	236,168	7,370,803
Public Service Enterprise Group, Inc.	165,603	9,878,219
Pure Cycle Corp. *	8,000	80,400
RGC Resources, Inc.	2,000	55,400
Sempra Energy	89,809	11,491,062
SJW Group.	7,118	441,743
South Jersey Industries, Inc.	32,706	1,050,517
Southwest Gas Holdings, Inc. *	17,141	1,425,960
Spark Energy, Inc., Class A	5,059	47,858
Spire, Inc.	16,209	1,364,636
TerraForm Power, Inc., Class A	27,688	375,449
The Southern Co.	339,602	18,073,618
The York Water Co.	4,611	156,912
UGI Corp.	57,518	3,135,306
Unitil Corp.	4,900	278,859
Vistra Energy Corp.	129,436	3,527,131
WEC Energy Group, Inc.	103,825	8,142,995
Xcel Energy, Inc.	168,433	9,516,464
		303,616,676
Total Common Stock
(Cost $5,833,778,641)		9,690,430,355

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	8,178	3,541

Media & Entertainment 0.0%
Media General, Inc. CVR *(c)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(c)	8,309	1,495
FRD Acquisition Co. CVR *(c)	8,700	—
Galectin Therapeutics, Inc. *(c)	8,013	—
		1,495
Total Rights
(Cost $5,036)		6,602

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.36% (d)	11,644,771	11,644,771
Total Other Investment Company
(Cost $11,644,771)		11,644,771

55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Citibank
1.80%, 05/01/19 (e)	387,357	387,357
JPMorgan Chase Bank
1.80%, 05/01/19 (e)	34,110,511	34,110,511
Total Short-Term Investments
(Cost $34,497,868)		34,497,868

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/21/19	104	8,289,840	95,914
S&P 500 Index, e-mini, expires 06/21/19	323	47,618,275	519,180
Net Unrealized Appreciation			615,094
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,198,974.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.4%
Aptiv plc	2,275	194,967
Garrett Motion, Inc. *	475	8,930
Gentex Corp.	1,800	41,454
Lear Corp.	68	9,724
Tesla, Inc. *	1,382	329,869
Thor Industries, Inc.	410	27,007
Visteon Corp. *	179	11,818
		623,769

Banks 0.2%
BOK Financial Corp.	58	5,054
Comerica, Inc.	100	7,859
East West Bancorp, Inc.	100	5,148
Pinnacle Financial Partners, Inc.	337	19,569
Signature Bank	333	43,979
SVB Financial Group *	408	102,702
Synovus Financial Corp.	465	17,140
Texas Capital Bancshares, Inc. *	326	21,102
Western Alliance Bancorp *	587	28,047
		250,600

Capital Goods 8.0%
3M Co.	4,712	892,971
A.O. Smith Corp.	1,417	74,492
Air Lease Corp.	79	3,046
Allegion plc	788	78,193
Allison Transmission Holdings, Inc.	1,154	54,076
AMETEK, Inc.	447	39,412
Armstrong World Industries, Inc.	437	37,875
BWX Technologies, Inc.	1,004	51,304
Caterpillar, Inc.	5,312	740,599
Cummins, Inc.	538	89,464
Curtiss-Wright Corp.	43	4,899
Deere & Co.	3,225	534,157
Donaldson Co., Inc.	1,197	64,087
Emerson Electric Co.	4,382	311,078
Fastenal Co.	2,902	204,736
Fortive Corp.	2,719	234,759
Fortune Brands Home & Security, Inc.	606	31,985
Gardner Denver Holdings, Inc. *	411	13,871
General Dynamics Corp.	1,143	204,277
Graco, Inc.	1,652	84,665
Harris Corp.	1,195	201,358
HD Supply Holdings, Inc. *	524	23,942
HEICO Corp.	388	40,946
HEICO Corp., Class A	765	68,414
Hexcel Corp.	180	12,728
Honeywell International, Inc.	4,558	791,406
Hubbell, Inc.	374	47,722
Huntington Ingalls Industries, Inc.	369	82,132
IDEX Corp.	725	113,579
Illinois Tool Works, Inc.	3,335	519,026
Ingersoll-Rand plc	1,339	164,175
Lennox International, Inc.	336	91,207
Security	Number of Shares	Value ($)
Lincoln Electric Holdings, Inc.	623	54,369
Lockheed Martin Corp.	2,259	752,993
Masco Corp.	2,038	79,604
MSC Industrial Direct Co., Inc., Class A	192	16,061
Nordson Corp.	540	78,813
Northrop Grumman Corp.	1,587	460,087
Parker-Hannifin Corp.	236	42,735
Quanta Services, Inc.	409	16,605
Raytheon Co.	2,895	514,123
Resideo Technologies, Inc. *	757	17,184
Rockwell Automation, Inc.	1,212	219,021
Roper Technologies, Inc.	189	67,983
Sensata Technologies Holding plc *	894	44,646
Spirit AeroSystems Holdings, Inc., Class A	1,070	92,983
Textron, Inc.	413	21,889
The Boeing Co.	5,401	2,039,904
The Middleby Corp. *	325	42,942
The Toro Co.	1,048	76,661
TransDigm Group, Inc. *	488	235,470
United Rentals, Inc. *	796	112,172
Univar, Inc. *	154	3,439
W.W. Grainger, Inc.	460	129,720
WABCO Holdings, Inc. *	522	69,134
Wabtec Corp.	312	23,110
Watsco, Inc.	260	41,202
Welbilt, Inc. *	1,315	22,131
Xylem, Inc.	1,000	83,400
		11,264,962

Commercial & Professional Services 1.1%
Cintas Corp.	863	187,392
Copart, Inc. *	2,030	136,660
CoStar Group, Inc. *	361	179,146
Equifax, Inc.	329	41,437
KAR Auction Services, Inc.	1,258	71,052
Republic Services, Inc.	150	12,423
Robert Half International, Inc.	1,182	73,390
Rollins, Inc.	1,458	56,381
TransUnion	1,861	129,619
Verisk Analytics, Inc.	1,617	228,223
Waste Management, Inc.	3,644	391,147
		1,506,870

Consumer Durables & Apparel 1.6%
Brunswick Corp.	81	4,148
Capri Holdings Ltd. *	773	34,074
Carter's, Inc.	457	48,401
Columbia Sportswear Co.	31	3,099
D.R. Horton, Inc.	2,023	89,639
Hanesbrands, Inc.	3,597	64,998
Hasbro, Inc.	909	92,591
Lennar Corp., B Shares	109	4,547
Lennar Corp., Class A	1,510	78,565
lululemon Athletica, Inc. *	964	170,001
Mattel, Inc. *	835	10,179
NIKE, Inc., Class B	12,419	1,090,761
NVR, Inc. *	31	97,727
Polaris Industries, Inc.	588	56,683

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PulteGroup, Inc.	814	25,608
Skechers U.S.A., Inc., Class A *	634	20,072
Tapestry, Inc.	582	18,781
Tempur Sealy International, Inc. *	459	28,183
Toll Brothers, Inc.	687	26,175
Under Armour, Inc., Class A *	1,432	33,065
Under Armour, Inc., Class C *	1,416	29,340
VF Corp.	2,509	236,875
		2,263,512

Consumer Services 2.4%
Bright Horizons Family Solutions, Inc. *	485	62,153
Chipotle Mexican Grill, Inc. *	246	169,258
Choice Hotels International, Inc.	339	28,151
Darden Restaurants, Inc.	624	73,382
Domino's Pizza, Inc.	417	112,832
Dunkin' Brands Group, Inc.	831	62,017
Extended Stay America, Inc.	1,156	20,704
frontdoor, Inc. *	871	30,694
Grand Canyon Education, Inc. *	474	54,932
H&R Block, Inc.	408	11,102
Hilton Grand Vacations, Inc. *	949	30,406
Hilton Worldwide Holdings, Inc.	2,778	241,658
International Game Technology plc	57	834
Las Vegas Sands Corp.	2,208	148,046
Marriott International, Inc., Class A	2,848	388,524
McDonald's Corp.	1,519	300,109
MGM Resorts International	435	11,584
Service Corp. International	836	34,786
ServiceMaster Global Holdings, Inc. *	1,360	66,681
Six Flags Entertainment Corp.	735	39,021
Starbucks Corp.	12,175	945,754
The Wendy's Co.	1,902	35,396
Vail Resorts, Inc.	405	92,684
Wyndham Destinations, Inc.	971	42,297
Wyndham Hotels & Resorts, Inc.	987	54,996
Wynn Resorts Ltd.	1,039	150,083
Yum China Holdings, Inc.	324	15,403
Yum! Brands, Inc.	899	93,847
		3,317,334

Diversified Financials 3.2%
American Express Co.	4,800	562,704
Ameriprise Financial, Inc.	217	31,849
Berkshire Hathaway, Inc., Class B *	2,461	533,323
Capital One Financial Corp.	369	34,254
Cboe Global Markets, Inc.	1,045	106,183
CME Group, Inc.	416	74,423
Credit Acceptance Corp. *	102	50,615
Discover Financial Services	1,517	123,620
E*TRADE Financial Corp.	576	29,180
Eaton Vance Corp.	1,135	47,182
Evercore, Inc., Class A	409	39,849
FactSet Research Systems, Inc.	378	104,279
Interactive Brokers Group, Inc., Class A	685	37,154
Intercontinental Exchange, Inc.	2,932	238,518
Lazard Ltd., Class A	1,065	41,407
LPL Financial Holdings, Inc.	844	62,532
MarketAxess Holdings, Inc.	367	102,147
Moody's Corp.	1,680	330,322
Morningstar, Inc.	182	26,108
MSCI, Inc.	832	187,516
Northern Trust Corp.	572	56,371
OneMain Holdings, Inc.	44	1,495
Raymond James Financial, Inc.	383	35,071
S&P Global, Inc.	2,505	552,753
Security	Number of Shares	Value ($)
Santander Consumer USA Holdings, Inc.	156	3,331
SEI Investments Co.	1,294	70,458
State Street Corp.	249	16,847
Synchrony Financial	2,512	87,091
T. Rowe Price Group, Inc.	2,178	234,135
TD Ameritrade Holding Corp.	2,794	146,909
The Charles Schwab Corp. (a)	12,085	553,251
Virtu Financial, Inc., Class A	445	10,938
Voya Financial, Inc.	107	5,873
		4,537,688

Energy 0.7%
Anadarko Petroleum Corp.	1,715	124,938
Antero Resources Corp. *	1,228	8,903
Apache Corp.	237	7,800
Cabot Oil & Gas Corp.	3,134	81,139
Cheniere Energy, Inc. *	1,604	103,217
Chesapeake Energy Corp. *	1,295	3,768
Cimarex Energy Co.	133	9,132
Concho Resources, Inc.	259	29,883
Continental Resources, Inc. *	424	19,500
Diamondback Energy, Inc.	256	27,236
EOG Resources, Inc.	655	62,913
Halliburton Co.	8,801	249,332
Kosmos Energy Ltd.	575	3,847
ONEOK, Inc.	1,704	115,753
Parsley Energy, Inc., Class A *	1,866	37,245
Pioneer Natural Resources Co.	943	156,972
RPC, Inc.	285	2,933
		1,044,511

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	4,407	1,082,051
Sprouts Farmers Market, Inc. *	1,239	26,539
Sysco Corp.	4,731	332,920
U.S. Foods Holding Corp. *	134	4,898
		1,446,408

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	19,098	1,037,594
Brown-Forman Corp., Class A	530	27,719
Brown-Forman Corp., Class B	2,804	149,425
Campbell Soup Co.	1,231	47,627
Constellation Brands, Inc., Class A	1,564	331,052
General Mills, Inc.	293	15,081
Kellogg Co.	1,241	74,832
Keurig Dr Pepper, Inc.	1,832	53,256
McCormick & Co., Inc. - Non Voting Shares	73	11,240
Monster Beverage Corp. *	4,023	239,771
PepsiCo, Inc.	12,674	1,622,906
Post Holdings, Inc. *	379	42,744
The Coca-Cola Co.	29,938	1,468,758
The Hershey Co.	1,290	161,057
		5,283,062

Health Care Equipment & Services 5.3%
ABIOMED, Inc. *	432	119,841
Align Technology, Inc. *	799	259,419
AmerisourceBergen Corp.	1,545	115,504
Baxter International, Inc.	566	43,186
Becton, Dickinson & Co.	242	58,259
Boston Scientific Corp. *	10,687	396,701
Cantel Medical Corp.	364	25,094
Centene Corp. *	3,617	186,493

58
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cerner Corp. *	1,401	93,097
Chemed Corp.	156	50,978
Cigna Corp. *	1,062	168,688
Covetrus, Inc. *	121	3,977
CVS Health Corp.	985	53,564
DaVita, Inc. *	686	37,895
DexCom, Inc. *	874	105,815
Edwards Lifesciences Corp. *	2,116	372,564
Encompass Health Corp.	981	63,226
HCA Healthcare, Inc.	1,960	249,371
Henry Schein, Inc. *	220	14,093
Hill-Rom Holdings, Inc.	433	43,915
Humana, Inc.	1,295	330,756
ICU Medical, Inc. *	159	36,173
IDEXX Laboratories, Inc. *	865	200,680
Insulet Corp. *	587	50,629
Integra LifeSciences Holdings Corp. *	538	28,078
Intuitive Surgical, Inc. *	1,145	584,671
Laboratory Corp. of America Holdings *	58	9,275
Masimo Corp. *	463	60,259
McKesson Corp.	237	28,262
Molina Healthcare, Inc. *	526	68,185
Penumbra, Inc. *	310	41,695
Premier, Inc., Class A *	199	6,613
ResMed, Inc.	1,420	148,404
Stryker Corp.	3,444	650,606
Teleflex, Inc.	87	24,898
The Cooper Cos., Inc.	78	22,614
UnitedHealth Group, Inc.	9,641	2,247,028
Varian Medical Systems, Inc. *	925	125,957
Veeva Systems, Inc., Class A *	1,258	175,957
WellCare Health Plans, Inc. *	469	121,166
West Pharmaceutical Services, Inc.	175	21,663
		7,445,249

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	2,093	156,870
Colgate-Palmolive Co.	1,594	116,027
Energizer Holdings, Inc.	361	17,288
Herbalife Nutrition Ltd. *	202	10,676
Kimberly-Clark Corp.	3,012	386,681
Nu Skin Enterprises, Inc., Class A	176	8,953
Spectrum Brands Holdings, Inc.	179	11,021
The Clorox Co.	1,127	180,016
The Estee Lauder Cos., Inc., Class A	2,155	370,251
		1,257,783

Insurance 1.0%
Alleghany Corp. *	17	11,167
American International Group, Inc.	1,289	61,318
Aon plc	2,422	436,299
Arch Capital Group Ltd. *	630	21,281
Axis Capital Holdings Ltd.	88	5,003
Brown & Brown, Inc.	127	4,032
Erie Indemnity Co., Class A	191	36,160
Everest Re Group Ltd.	163	38,387
Markel Corp. *	12	12,858
Marsh & McLennan Cos., Inc.	2,390	225,353
RenaissanceRe Holdings Ltd.	31	4,816
The Progressive Corp.	5,843	456,631
The Travelers Cos., Inc.	519	74,606
		1,387,911

Security	Number of Shares	Value ($)
Materials 1.8%
Avery Dennison Corp.	873	96,597
Axalta Coating Systems Ltd. *	812	21,908
Berry Global Group, Inc. *	665	39,102
Celanese Corp.	821	88,578
Crown Holdings, Inc. *	1,296	75,337
Eagle Materials, Inc.	397	36,091
Ecolab, Inc.	1,163	214,085
Element Solutions, Inc. *	1,106	12,011
FMC Corp.	550	43,483
Graphic Packaging Holding Co.	563	7,814
International Flavors & Fragrances, Inc.	481	66,277
International Paper Co.	469	21,954
Linde plc	3,284	591,974
LyondellBasell Industries N.V., Class A	1,475	130,139
Martin Marietta Materials, Inc.	584	129,590
NewMarket Corp.	71	29,790
Packaging Corp. of America	937	92,913
PPG Industries, Inc.	162	19,035
Royal Gold, Inc.	268	23,332
RPM International, Inc.	261	15,830
Sealed Air Corp.	875	40,793
Silgan Holdings, Inc.	274	8,204
Southern Copper Corp.	844	32,427
Steel Dynamics, Inc.	324	10,264
The Chemours Co.	1,712	61,649
The Scotts Miracle-Gro Co.	206	17,514
The Sherwin-Williams Co.	839	381,602
Vulcan Materials Co.	1,249	157,511
W.R. Grace & Co.	504	38,092
Westlake Chemical Corp.	335	23,366
		2,527,262

Media & Entertainment 12.2%
Activision Blizzard, Inc.	7,594	366,107
Alphabet, Inc., Class A *	3,014	3,613,665
Alphabet, Inc., Class C *	3,072	3,651,011
AMC Networks, Inc., Class A *	437	25,525
Cable One, Inc.	43	45,603
CBS Corp., Class B - Non Voting Shares	3,282	168,268
Charter Communications, Inc., Class A *	1,207	448,026
Electronic Arts, Inc. *	2,990	283,004
Facebook, Inc., Class A *	23,988	4,639,279
IAC/InterActiveCorp *	751	168,855
Lions Gate Entertainment Corp., Class A	42	613
Lions Gate Entertainment Corp., Class B	132	1,795
Live Nation Entertainment, Inc. *	1,394	91,084
Match Group, Inc.	536	32,374
Netflix, Inc. *	4,204	1,557,750
Omnicom Group, Inc.	1,477	118,204
Sirius XM Holdings, Inc.	16,593	96,405
Take-Two Interactive Software, Inc. *	663	64,198
The Interpublic Group of Cos., Inc.	403	9,269
The Madison Square Garden Co., Class A *	17	5,312
The Walt Disney Co.	10,759	1,473,660
TripAdvisor, Inc. *	1,047	55,732
Twitter, Inc. *	7,213	287,871
Zillow Group, Inc., Class A *	431	14,314
Zillow Group, Inc., Class C *	871	29,091
		17,247,015

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	15,288	1,213,714
Agios Pharmaceuticals, Inc. *	465	26,003
Alexion Pharmaceuticals, Inc. *	1,793	244,081

59
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alkermes plc *	1,555	47,148
Alnylam Pharmaceuticals, Inc. *	834	74,510
Amgen, Inc.	5,985	1,073,230
Bio-Techne Corp.	371	75,903
Biogen, Inc. *	1,880	430,971
BioMarin Pharmaceutical, Inc. *	1,782	152,414
Bluebird Bio, Inc. *	374	53,044
Bristol-Myers Squibb Co.	8,778	407,563
Bruker Corp.	396	15,286
Catalent, Inc. *	355	15,911
Celgene Corp. *	7,080	670,193
Charles River Laboratories International, Inc. *	341	47,900
Elanco Animal Health, Inc. *	1,572	49,518
Eli Lilly & Co.	5,486	642,081
Exact Sciences Corp. *	1,198	118,231
Exelixis, Inc. *	2,937	57,741
Gilead Sciences, Inc.	9,594	623,994
Illumina, Inc. *	1,480	461,760
Incyte Corp. *	1,759	135,091
Ionis Pharmaceuticals, Inc. *	1,249	92,838
Jazz Pharmaceuticals plc *	541	70,206
Johnson & Johnson	4,875	688,350
Merck & Co., Inc.	1,749	137,664
Mettler-Toledo International, Inc. *	248	184,825
Moderna, Inc. *	275	7,158
Nektar Therapeutics *	1,575	50,432
Neurocrine Biosciences, Inc. *	901	65,088
PRA Health Sciences, Inc. *	581	56,252
Regeneron Pharmaceuticals, Inc. *	815	279,659
Sage Therapeutics, Inc. *	493	82,937
Sarepta Therapeutics, Inc. *	662	77,414
Seattle Genetics, Inc. *	1,082	73,338
Thermo Fisher Scientific, Inc.	237	65,756
Vertex Pharmaceuticals, Inc. *	2,574	434,955
Waters Corp. *	706	150,759
Zoetis, Inc.	4,886	497,590
		9,651,508

Real Estate 2.3%
Alexandria Real Estate Equities, Inc.	93	13,242
American Tower Corp.	4,424	864,007
CBRE Group, Inc., Class A *	1,551	80,761
Colony Capital, Inc.	229	1,177
CoreSite Realty Corp.	370	40,482
Crown Castle International Corp.	3,149	396,081
Equinix, Inc.	834	379,220
Equity LifeStyle Properties, Inc.	858	100,129
Extra Space Storage, Inc.	1,065	110,430
Gaming & Leisure Properties, Inc.	714	28,831
Hudson Pacific Properties, Inc.	187	6,519
Lamar Advertising Co., Class A	768	63,490
Life Storage, Inc.	27	2,573
Omega Healthcare Investors, Inc.	146	5,167
Public Storage	1,495	330,664
SBA Communications Corp. *	1,130	230,215
Simon Property Group, Inc.	2,852	495,392
Taubman Centers, Inc.	610	30,073
The Howard Hughes Corp. *	152	16,872
		3,195,325

Retailing 10.8%
Advance Auto Parts, Inc.	216	35,925
Amazon.com, Inc. *	4,152	7,998,911
AutoZone, Inc. *	221	227,257
Best Buy Co., Inc.	596	44,348
Booking Holdings, Inc. *	467	866,280
Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	670	113,170
CarMax, Inc. *	1,024	79,729
Dollar General Corp.	2,679	337,795
Dollar Tree, Inc. *	404	44,957
eBay, Inc.	1,867	72,346
Expedia Group, Inc.	1,192	154,769
Floor & Decor Holdings, Inc., Class A *	587	28,188
GrubHub, Inc. *	905	60,445
L Brands, Inc.	438	11,230
LKQ Corp. *	512	15,411
Lowe's Cos., Inc.	8,102	916,660
Nordstrom, Inc.	1,184	48,568
O'Reilly Automotive, Inc. *	782	296,042
Pool Corp.	393	72,210
Ross Stores, Inc.	3,682	359,584
The Gap, Inc.	130	3,390
The Home Depot, Inc.	11,393	2,320,754
The Michaels Cos., Inc. *	147	1,652
The TJX Cos., Inc.	12,484	685,122
Tiffany & Co.	214	23,073
Tractor Supply Co.	1,235	127,823
Ulta Salon, Cosmetics & Fragrance, Inc. *	570	198,919
Urban Outfitters, Inc. *	746	22,179
Wayfair, Inc., Class A *	572	92,750
Williams-Sonoma, Inc.	184	10,519
		15,270,006

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	9,440	260,827
Analog Devices, Inc.	584	67,884
Applied Materials, Inc.	9,617	423,821
Broadcom, Inc.	2,452	780,717
Cypress Semiconductor Corp.	2,504	43,019
KLA-Tencor Corp.	1,640	209,067
Lam Research Corp.	1,538	319,027
Marvell Technology Group Ltd.	1,527	38,206
Maxim Integrated Products, Inc.	2,745	164,700
Microchip Technology, Inc.	2,346	234,342
Micron Technology, Inc. *	8,837	371,684
MKS Instruments, Inc.	537	48,873
Monolithic Power Systems, Inc.	408	63,530
NVIDIA Corp.	5,872	1,062,832
NXP Semiconductors N.V.	178	18,800
ON Semiconductor Corp. *	4,170	96,160
Skyworks Solutions, Inc.	1,238	109,167
Teradyne, Inc.	286	14,014
Texas Instruments, Inc.	9,698	1,142,715
Universal Display Corp.	425	67,830
Versum Materials, Inc.	1,090	56,876
Xilinx, Inc.	2,569	308,640
		5,902,731

Software & Services 21.5%
2U, Inc. *	558	33,759
Accenture plc, Class A	6,486	1,184,798
Adobe, Inc. *	4,960	1,434,680
Akamai Technologies, Inc. *	1,491	119,369
Alliance Data Systems Corp.	473	75,727
ANSYS, Inc. *	840	164,472
Aspen Technology, Inc. *	659	80,339
Atlassian Corp. plc, Class A *	1,011	111,362
Autodesk, Inc. *	1,858	331,114
Automatic Data Processing, Inc.	4,394	722,330
Black Knight, Inc. *	1,421	80,173
Booz Allen Hamilton Holding Corp.	1,297	76,899
Broadridge Financial Solutions, Inc.	1,172	138,448

60
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	2,815	195,305
CDK Global, Inc.	1,246	75,159
Ceridian HCM Holding, Inc. *	500	26,575
Citrix Systems, Inc.	1,369	138,214
Cognizant Technology Solutions Corp., Class A	5,228	381,435
CoreLogic, Inc. *	512	20,792
DocuSign, Inc. *	791	44,826
Elastic N.V. *	67	5,732
EPAM Systems, Inc. *	513	92,012
Euronet Worldwide, Inc. *	252	37,772
Fair Isaac Corp. *	286	80,008
Fidelity National Information Services, Inc.	273	31,649
FireEye, Inc. *	1,308	20,954
First Data Corp., Class A *	5,500	142,230
Fiserv, Inc. *	4,018	350,530
FleetCor Technologies, Inc. *	859	224,156
Fortinet, Inc. *	1,412	131,909
Gartner, Inc. *	896	142,437
Genpact Ltd.	532	19,312
Global Payments, Inc.	1,602	234,004
GoDaddy, Inc., Class A *	1,706	139,039
Guidewire Software, Inc. *	821	87,436
International Business Machines Corp.	6,662	934,479
Intuit, Inc.	2,492	625,641
Jack Henry & Associates, Inc.	773	115,223
LogMeIn, Inc.	329	27,110
Manhattan Associates, Inc. *	654	44,112
Mastercard, Inc., Class A	9,167	2,330,618
Microsoft Corp.	72,406	9,456,224
Nutanix, Inc., Class A *	1,405	60,682
Okta, Inc. *	881	91,650
Oracle Corp.	2,349	129,970
Palo Alto Networks, Inc. *	917	228,177
Paychex, Inc.	3,235	272,743
Paycom Software, Inc. *	486	98,430
PayPal Holdings, Inc. *	11,841	1,335,310
Pegasystems, Inc.	372	27,904
Pluralsight, Inc., Class A *	446	15,829
Proofpoint, Inc. *	504	63,212
PTC, Inc. *	1,168	105,669
RealPage, Inc. *	724	47,212
Red Hat, Inc. *	1,785	325,816
RingCentral, Inc., Class A *	681	79,248
Sabre Corp.	2,243	46,565
salesforce.com, Inc. *	7,335	1,212,842
ServiceNow, Inc. *	1,793	486,817
SolarWinds Corp. *	239	4,672
Splunk, Inc. *	1,477	203,885
Square, Inc., Class A *	2,949	214,746
SS&C Technologies Holdings, Inc.	2,007	135,794
Switch, Inc., Class A	466	5,065
Synopsys, Inc. *	146	17,678
Tableau Software, Inc., Class A *	713	86,850
Teradata Corp. *	856	38,922
The Ultimate Software Group, Inc. *	307	101,510
The Western Union Co.	1,247	24,242
Total System Services, Inc.	1,816	185,668
Twilio, Inc., Class A *	884	121,232
Tyler Technologies, Inc. *	382	88,590
VeriSign, Inc. *	1,035	204,361
Visa, Inc., Class A	17,770	2,921,921
VMware, Inc., Class A	725	147,994
WEX, Inc. *	412	86,644
Workday, Inc., Class A *	1,464	301,042
Security	Number of Shares	Value ($)
Worldpay, Inc., Class A *	262	30,709
Zendesk, Inc. *	1,063	93,310
		30,351,274

Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	2,976	296,291
Apple, Inc.	47,911	9,614,300
Arista Networks, Inc. *	582	181,753
CDW Corp.	1,479	156,182
Cognex Corp.	1,671	84,269
Coherent, Inc. *	173	25,606
Dell Technologies, Inc., Class C *	101	6,808
F5 Networks, Inc. *	596	93,512
FLIR Systems, Inc.	110	5,823
IPG Photonics Corp. *	361	63,078
Littelfuse, Inc.	203	40,813
Motorola Solutions, Inc.	182	26,374
National Instruments Corp.	908	42,767
NCR Corp. *	959	27,763
NetApp, Inc.	2,550	185,767
Pure Storage, Inc., Class A *	1,674	38,268
Ubiquiti Networks, Inc.	151	25,738
Zebra Technologies Corp., Class A *	529	111,693
		11,026,805

Telecommunication Services 0.2%
T-Mobile US, Inc. *	2,030	148,170
Zayo Group Holdings, Inc. *	2,264	70,840
		219,010

Transportation 2.5%
C.H. Robinson Worldwide, Inc.	1,370	110,970
CSX Corp.	3,673	292,481
Delta Air Lines, Inc.	1,615	94,139
Expeditors International of Washington, Inc.	1,741	138,270
FedEx Corp.	2,461	466,261
Genesee & Wyoming, Inc., Class A *	125	11,081
JB Hunt Transport Services, Inc.	883	83,426
Landstar System, Inc.	403	43,911
Old Dominion Freight Line, Inc.	659	98,376
Schneider National, Inc., Class B	60	1,254
Southwest Airlines Co.	3,644	197,614
Union Pacific Corp.	6,705	1,187,053
United Parcel Service, Inc., Class B	6,965	739,822
XPO Logistics, Inc. *	1,253	85,304
		3,549,962
Total Common Stock
(Cost $121,670,391)		140,570,557

Other Investment Companies 0.2% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	330	52,167

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (b)	195,441	195,441
Total Other Investment Companies
(Cost $245,943)		247,608

61
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/21/19	5	398,000	(1,400)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
62
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.0%
Adient plc	1,255	28,990
Aptiv plc	459	39,336
BorgWarner, Inc.	2,821	117,833
Ford Motor Co.	52,388	547,455
Garrett Motion, Inc. *	381	7,163
General Motors Co.	17,580	684,741
Gentex Corp.	1,071	24,665
Harley-Davidson, Inc.	2,170	80,789
Lear Corp.	757	108,251
The Goodyear Tire & Rubber Co.	3,090	59,359
Thor Industries, Inc.	117	7,707
Visteon Corp. *	139	9,177
		1,715,466

Banks 11.2%
Associated Banc-Corp.	2,137	48,488
Bank of America Corp.	120,951	3,698,682
Bank of Hawaii Corp.	541	44,568
Bank OZK	1,594	52,044
BankUnited, Inc.	1,269	46,420
BB&T Corp.	10,333	529,050
BOK Financial Corp.	349	30,412
CIT Group, Inc.	1,343	71,542
Citigroup, Inc.	31,805	2,248,613
Citizens Financial Group, Inc.	6,288	227,626
Comerica, Inc.	2,053	161,345
Commerce Bancshares, Inc.	1,346	81,339
Cullen/Frost Bankers, Inc.	754	76,674
East West Bancorp, Inc.	1,820	93,694
F.N.B. Corp.	4,363	52,923
Fifth Third Bancorp	10,289	296,529
First Citizens BancShares, Inc., Class A	103	46,170
First Hawaiian, Inc.	1,780	49,217
First Horizon National Corp.	4,201	63,393
First Republic Bank	2,195	231,836
Huntington Bancshares, Inc.	13,999	194,866
JPMorgan Chase & Co.	44,408	5,153,548
KeyCorp	13,627	239,154
M&T Bank Corp.	1,857	315,820
New York Community Bancorp, Inc.	6,108	71,036
PacWest Bancorp	1,659	65,613
People's United Financial, Inc.	5,123	88,577
Pinnacle Financial Partners, Inc.	577	33,506
Popular, Inc.	1,335	77,043
Prosperity Bancshares, Inc.	887	65,319
Regions Financial Corp.	13,937	216,442
Signature Bank	257	33,942
Sterling Bancorp	2,803	60,040
SunTrust Banks, Inc.	6,026	394,582
SVB Financial Group *	160	40,275
Synovus Financial Corp.	1,476	54,405
TCF Financial Corp.	2,145	47,469
Texas Capital Bancshares, Inc. *	230	14,888
TFS Financial Corp.	624	10,383
The PNC Financial Services Group, Inc.	6,131	839,518
Security	Number of Shares	Value ($)
U.S. Bancorp	20,303	1,082,556
Umpqua Holdings Corp.	3,022	52,462
Webster Financial Corp.	1,208	64,181
Wells Fargo & Co.	55,417	2,682,737
Western Alliance Bancorp *	521	24,893
Wintrust Financial Corp.	768	58,522
Zions Bancorp NA	2,496	123,128
		20,255,470

Capital Goods 5.7%
3M Co.	1,239	234,803
Acuity Brands, Inc.	526	76,970
AECOM *	2,070	70,173
AGCO Corp.	893	63,207
Air Lease Corp.	1,229	47,390
Allegion plc	236	23,418
AMETEK, Inc.	2,488	219,367
Arconic, Inc.	5,802	124,627
Arcosa, Inc.	660	20,546
Carlisle Cos., Inc.	779	110,166
Caterpillar, Inc.	625	87,137
Colfax Corp. *	1,135	34,243
Crane Co.	655	55,708
Cummins, Inc.	1,282	213,184
Curtiss-Wright Corp.	539	61,414
Donaldson Co., Inc.	118	6,318
Dover Corp.	1,947	190,884
Eaton Corp. plc	5,863	485,574
Emerson Electric Co.	2,392	169,808
Flowserve Corp.	1,758	86,195
Fluor Corp.	1,889	75,050
Fortive Corp.	323	27,888
Fortune Brands Home & Security, Inc.	1,095	57,794
Gardner Denver Holdings, Inc. *	1,130	38,137
Gates Industrial Corp. plc *	564	9,069
General Dynamics Corp.	1,859	332,240
General Electric Co.	115,686	1,176,527
GrafTech International Ltd.	776	8,885
HD Supply Holdings, Inc. *	1,661	75,891
Hexcel Corp.	890	62,932
Honeywell International, Inc.	3,697	641,910
Hubbell, Inc.	225	28,710
Huntington Ingalls Industries, Inc.	77	17,139
IDEX Corp.	61	9,556
Ingersoll-Rand plc	1,508	184,896
ITT, Inc.	1,158	70,117
Jacobs Engineering Group, Inc.	1,693	131,952
Johnson Controls International plc	12,228	458,550
L3 Technologies, Inc.	1,051	229,728
Lennox International, Inc.	28	7,601
Lockheed Martin Corp.	287	95,666
Masco Corp.	1,218	47,575
MSC Industrial Direct Co., Inc., Class A	343	28,692
Nordson Corp.	52	7,589
nVent Electric plc	2,195	61,350
Oshkosh Corp.	926	76,478
Owens Corning	1,450	74,341
PACCAR, Inc.	4,538	325,238
Parker-Hannifin Corp.	1,420	257,134

63
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pentair plc	2,124	82,815
Quanta Services, Inc.	1,381	56,069
Regal Beloit Corp.	564	47,985
Resideo Technologies, Inc. *	667	15,141
Roper Technologies, Inc.	1,106	397,828
Sensata Technologies Holding plc *	984	49,141
Snap-on, Inc.	741	124,695
Stanley Black & Decker, Inc.	2,029	297,451
Teledyne Technologies, Inc. *	478	118,788
Terex Corp.	865	28,830
Textron, Inc.	2,733	144,849
The Middleby Corp. *	298	39,375
The Timken Co.	899	43,107
Trinity Industries, Inc.	1,908	41,136
United Technologies Corp.	10,874	1,550,741
Univar, Inc. *	1,457	32,535
Valmont Industries, Inc.	284	38,295
Wabtec Corp.	1,357	100,513
Watsco, Inc.	82	12,995
WESCO International, Inc. *	620	35,489
Xylem, Inc.	1,063	88,654
		10,346,199

Commercial & Professional Services 0.6%
ADT, Inc.	1,509	9,944
Clean Harbors, Inc. *	691	52,516
Equifax, Inc.	1,167	146,984
IHS Markit Ltd. *	5,191	297,237
KAR Auction Services, Inc.	115	6,495
ManpowerGroup, Inc.	817	78,465
Nielsen Holdings plc	4,772	121,829
Republic Services, Inc.	2,732	226,264
Stericycle, Inc. *	1,129	65,922
Waste Management, Inc.	876	94,030
		1,099,686

Consumer Durables & Apparel 0.8%
Brunswick Corp.	1,061	54,334
Capri Holdings Ltd. *	882	38,879
Columbia Sportswear Co.	350	34,989
D.R. Horton, Inc.	1,872	82,948
Garmin Ltd.	1,526	130,839
Hasbro, Inc.	335	34,123
Leggett & Platt, Inc.	1,763	69,392
Lennar Corp., B Shares	96	4,005
Lennar Corp., Class A	1,742	90,636
Mattel, Inc. *	3,656	44,567
Mohawk Industries, Inc. *	838	114,177
Newell Brands, Inc.	5,864	84,324
PulteGroup, Inc.	2,293	72,138
PVH Corp.	1,012	130,538
Ralph Lauren Corp.	701	92,238
Skechers U.S.A., Inc., Class A *	922	29,191
Tapestry, Inc.	3,102	100,102
Toll Brothers, Inc.	888	33,833
Under Armour, Inc., Class A *	632	14,593
Under Armour, Inc., Class C *	584	12,100
VF Corp.	995	93,938
Whirlpool Corp.	838	116,331
		1,478,215

Consumer Services 2.1%
Aramark	3,255	101,165
Bright Horizons Family Solutions, Inc. *	111	14,225
Caesars Entertainment Corp. *	7,553	70,696
Security	Number of Shares	Value ($)
Carnival Corp.	5,366	294,379
Darden Restaurants, Inc.	830	97,608
Extended Stay America, Inc.	950	17,014
Graham Holdings Co., Class B	57	42,376
H&R Block, Inc.	2,257	61,413
Hyatt Hotels Corp., Class A	528	40,513
International Game Technology plc	1,268	18,551
Las Vegas Sands Corp.	1,864	124,981
McDonald's Corp.	8,401	1,659,786
MGM Resorts International	6,112	162,763
Norwegian Cruise Line Holdings Ltd. *	2,938	165,674
Royal Caribbean Cruises Ltd.	2,234	270,180
Service Corp. International	1,233	51,305
Yum China Holdings, Inc.	4,458	211,933
Yum! Brands, Inc.	2,913	304,088
		3,708,650

Diversified Financials 7.3%
Affiliated Managers Group, Inc.	706	78,310
AGNC Investment Corp.	7,187	127,857
Ally Financial, Inc.	5,485	162,959
American Express Co.	2,975	348,759
Ameriprise Financial, Inc.	1,534	225,145
Annaly Capital Management, Inc.	18,669	188,370
AXA Equitable Holdings, Inc.	3,188	72,336
Berkshire Hathaway, Inc., Class B *	22,719	4,923,435
BGC Partners, Inc., Class A	3,570	19,278
BlackRock, Inc.	1,627	789,485
Capital One Financial Corp.	5,774	536,000
Cboe Global Markets, Inc.	106	10,771
Chimera Investment Corp.	2,424	46,468
CME Group, Inc.	4,190	749,591
Credit Acceptance Corp. *	10	4,962
Discover Financial Services	2,410	196,391
E*TRADE Financial Corp.	2,547	129,031
Franklin Resources, Inc.	4,048	140,020
Interactive Brokers Group, Inc., Class A	87	4,719
Intercontinental Exchange, Inc.	3,638	295,951
Invesco Ltd.	5,452	119,780
Jefferies Financial Group, Inc.	3,648	75,039
Lazard Ltd., Class A	132	5,132
Legg Mason, Inc.	1,117	37,364
MFA Financial, Inc.	5,831	43,791
Morgan Stanley	16,271	785,076
Nasdaq, Inc.	1,559	143,740
Navient Corp.	3,221	43,516
New Residential Investment Corp.	5,343	89,816
Northern Trust Corp.	1,942	191,384
OneMain Holdings, Inc.	943	32,034
Raymond James Financial, Inc.	1,213	111,074
Santander Consumer USA Holdings, Inc.	1,348	28,780
SLM Corp.	5,933	60,279
Starwood Property Trust, Inc.	3,623	83,510
State Street Corp.	4,720	319,355
Synchrony Financial	6,303	218,525
T. Rowe Price Group, Inc.	206	22,145
The Bank of New York Mellon Corp.	11,920	591,947
The Goldman Sachs Group, Inc.	4,677	963,088
Two Harbors Investment Corp.	3,235	44,837
Voya Financial, Inc.	1,886	103,523
		13,163,573

Energy 9.3%
Anadarko Petroleum Corp.	4,491	327,169
Antero Resources Corp. *	1,418	10,281
Apache Corp.	4,808	158,231

64
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Apergy Corp. *	1,024	40,643
Baker Hughes, a GE Co.	6,880	165,258
Cabot Oil & Gas Corp.	1,509	39,068
Centennial Resource Development, Inc., Class A *	2,418	25,462
Cheniere Energy, Inc. *	934	60,103
Chesapeake Energy Corp. *	12,292	35,770
Chevron Corp.	25,562	3,068,974
Cimarex Energy Co.	1,174	80,607
CNX Resources Corp. *	2,642	23,672
Concho Resources, Inc.	2,270	261,913
ConocoPhillips	15,285	964,789
Continental Resources, Inc. *	605	27,824
Devon Energy Corp.	6,270	201,518
Diamondback Energy, Inc.	1,758	187,034
EOG Resources, Inc.	6,880	660,824
EQT Corp.	3,405	69,632
Equitrans Midstream Corp. *	2,826	58,866
Extraction Oil & Gas, Inc. *	1,573	7,393
Exxon Mobil Corp.	56,855	4,564,319
Helmerich & Payne, Inc.	1,430	83,684
Hess Corp.	3,508	224,933
HollyFrontier Corp.	2,133	101,808
Kinder Morgan, Inc.	26,123	519,064
Kosmos Energy Ltd.	2,715	18,163
Marathon Oil Corp.	11,111	189,331
Marathon Petroleum Corp.	8,993	547,404
Murphy Oil Corp.	2,176	59,274
Nabors Industries Ltd.	4,772	16,702
National Oilwell Varco, Inc.	5,122	133,889
Noble Energy, Inc.	6,443	174,348
Occidental Petroleum Corp.	10,138	596,925
ONEOK, Inc.	3,223	218,938
Parsley Energy, Inc., Class A *	1,063	21,217
Patterson-UTI Energy, Inc.	2,834	38,514
PBF Energy, Inc., Class A	1,617	54,299
Phillips 66	5,521	520,465
Pioneer Natural Resources Co.	1,019	169,623
QEP Resources, Inc. *	3,180	23,914
Range Resources Corp.	2,785	25,176
RPC, Inc.	424	4,363
Schlumberger Ltd.	18,601	793,891
SM Energy Co.	1,479	23,560
Targa Resources Corp.	3,050	122,457
The Williams Cos., Inc.	15,990	452,997
Transocean Ltd. *	7,008	55,083
Valero Energy Corp.	5,685	515,402
Weatherford International plc *	13,881	7,680
Whiting Petroleum Corp. *	1,228	33,635
WPX Energy, Inc. *	5,288	73,450
		16,859,539

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	481	63,660
The Kroger Co.	10,643	274,377
U.S. Foods Holding Corp. *	2,749	100,476
Walgreens Boots Alliance, Inc.	10,867	582,145
Walmart, Inc.	18,838	1,937,300
		2,957,958

Food, Beverage & Tobacco 3.6%
Archer-Daniels-Midland Co.	7,492	334,143
Bunge Ltd.	1,895	99,317
Campbell Soup Co.	738	28,553
ConAgra Brands, Inc.	6,469	199,116
Flowers Foods, Inc.	2,368	51,480
Security	Number of Shares	Value ($)
General Mills, Inc.	7,549	388,547
Hormel Foods Corp.	3,651	145,821
Ingredion, Inc.	880	83,380
Kellogg Co.	1,682	101,425
Lamb Weston Holdings, Inc.	1,967	137,788
McCormick & Co., Inc. - Non Voting Shares	1,553	239,115
Molson Coors Brewing Co., Class B	2,336	149,948
Mondelez International, Inc., Class A	19,150	973,778
PepsiCo, Inc.	2,147	274,923
Philip Morris International, Inc.	20,846	1,804,430
Pilgrim's Pride Corp. *	751	20,209
Post Holdings, Inc. *	359	40,488
Seaboard Corp.	3	13,487
The Coca-Cola Co.	11,494	563,896
The Hain Celestial Group, Inc. *	1,236	26,970
The Hershey Co.	158	19,726
The JM Smucker Co.	1,472	180,511
The Kraft Heinz Co.	8,093	269,011
TreeHouse Foods, Inc. *	728	48,762
Tyson Foods, Inc., Class A	3,901	292,614
		6,487,438

Health Care Equipment & Services 6.2%
Abbott Laboratories	22,957	1,826,459
Acadia Healthcare Co., Inc. *	1,141	36,535
Anthem, Inc.	3,492	918,501
Baxter International, Inc.	5,958	454,595
Becton, Dickinson & Co.	3,231	777,831
Boston Scientific Corp. *	4,269	158,465
Cardinal Health, Inc.	4,007	195,181
Centene Corp. *	618	31,864
Cerner Corp. *	2,314	153,765
Cigna Corp. *	3,591	570,395
Covetrus, Inc. *	670	22,023
CVS Health Corp.	15,926	866,056
Danaher Corp.	8,422	1,115,410
DaVita, Inc. *	810	44,744
DENTSPLY SIRONA, Inc.	2,934	150,015
HCA Healthcare, Inc.	1,055	134,228
Henry Schein, Inc. *	1,739	111,400
Hill-Rom Holdings, Inc.	308	31,237
Hologic, Inc. *	3,578	165,948
Humana, Inc.	93	23,753
Integra LifeSciences Holdings Corp. *	201	10,490
Laboratory Corp. of America Holdings *	1,271	203,258
McKesson Corp.	2,253	268,670
MEDNAX, Inc. *	1,142	31,942
Medtronic plc	18,157	1,612,523
Molina Healthcare, Inc. *	131	16,982
Premier, Inc., Class A *	467	15,518
Quest Diagnostics, Inc.	1,828	176,183
Steris plc *	1,129	147,876
Teleflex, Inc.	495	141,659
The Cooper Cos., Inc.	548	158,876
Universal Health Services, Inc., Class B	1,127	142,983
WellCare Health Plans, Inc. *	43	11,109
West Pharmaceutical Services, Inc.	755	93,462
Zimmer Biomet Holdings, Inc.	2,731	336,350
		11,156,286

Household & Personal Products 2.5%
Church & Dwight Co., Inc.	493	36,950
Colgate-Palmolive Co.	9,316	678,112
Coty, Inc., Class A	4,216	45,617
Energizer Holdings, Inc.	354	16,953
Herbalife Nutrition Ltd. *	1,173	61,993

65
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kimberly-Clark Corp.	611	78,440
Nu Skin Enterprises, Inc., Class A	504	25,639
Spectrum Brands Holdings, Inc.	279	17,178
The Clorox Co.	219	34,981
The Procter & Gamble Co.	33,430	3,559,626
		4,555,489

Insurance 4.3%
Aflac, Inc.	9,996	503,598
Alleghany Corp. *	172	112,983
American Financial Group, Inc.	967	100,114
American International Group, Inc.	10,216	485,975
American National Insurance Co.	93	10,536
Arch Capital Group Ltd. *	4,400	148,632
Arthur J. Gallagher & Co.	2,425	202,778
Assurant, Inc.	802	76,190
Assured Guaranty Ltd.	1,382	65,921
Athene Holding Ltd., Class A *	2,145	96,868
Axis Capital Holdings Ltd.	978	55,599
Brighthouse Financial, Inc. *	1,600	66,864
Brown & Brown, Inc.	2,945	93,504
Chubb Ltd.	6,150	892,980
Cincinnati Financial Corp.	2,066	198,708
CNA Financial Corp.	355	16,447
Erie Indemnity Co., Class A	75	14,199
Everest Re Group Ltd.	323	76,066
Fidelity National Financial, Inc.	3,563	142,342
First American Financial Corp.	1,458	83,193
Lincoln National Corp.	2,854	190,419
Loews Corp.	3,743	191,978
Markel Corp. *	166	177,871
Marsh & McLennan Cos., Inc.	3,625	341,801
Mercury General Corp.	352	18,931
MetLife, Inc.	10,921	503,786
Old Republic International Corp.	3,774	84,387
Principal Financial Group, Inc.	3,711	212,121
Prudential Financial, Inc.	5,539	585,528
Reinsurance Group of America, Inc.	848	128,480
RenaissanceRe Holdings Ltd.	480	74,573
The Allstate Corp.	4,446	440,421
The Hanover Insurance Group, Inc.	560	67,542
The Hartford Financial Services Group, Inc.	4,799	251,036
The Travelers Cos., Inc.	2,855	410,406
Torchmark Corp.	1,392	122,023
Unum Group	2,709	100,016
W. R. Berkley Corp.	1,916	117,451
White Mountains Insurance Group Ltd.	41	38,501
Willis Towers Watson plc	1,739	320,567
		7,821,335

Materials 4.0%
Air Products & Chemicals, Inc.	2,944	605,846
Albemarle Corp.	1,428	107,186
Alcoa Corp. *	2,511	66,993
AptarGroup, Inc.	844	93,887
Ardagh Group S.A.	313	4,344
Ashland Global Holdings, Inc.	826	66,518
Axalta Coating Systems Ltd. *	1,659	44,760
Ball Corp.	4,482	268,651
Bemis Co., Inc.	1,218	69,938
Berry Global Group, Inc. *	856	50,333
Cabot Corp.	779	35,351
Celanese Corp.	624	67,323
CF Industries Holdings, Inc.	3,091	138,415
Domtar Corp.	835	40,831
Dow, Inc. *	10,160	576,377
Security	Number of Shares	Value ($)
DowDuPont, Inc.	30,473	1,171,687
Eagle Materials, Inc.	80	7,273
Eastman Chemical Co.	1,882	148,452
Ecolab, Inc.	1,878	345,702
Element Solutions, Inc. *	1,460	15,856
FMC Corp.	1,052	83,171
Freeport-McMoRan, Inc.	19,412	238,962
Graphic Packaging Holding Co.	3,226	44,777
Huntsman Corp.	2,930	65,163
International Flavors & Fragrances, Inc.	710	97,831
International Paper Co.	4,869	227,918
Linde plc	3,027	545,647
LyondellBasell Industries N.V., Class A	2,160	190,577
Martin Marietta Materials, Inc.	66	14,645
NewMarket Corp.	4	1,678
Newmont Mining Corp.	10,973	340,821
Nucor Corp.	4,101	234,044
Olin Corp.	2,234	48,455
Owens-Illinois, Inc.	2,087	41,239
PPG Industries, Inc.	3,038	356,965
Reliance Steel & Aluminum Co.	914	84,051
Royal Gold, Inc.	505	43,965
RPM International, Inc.	1,376	83,454
Sealed Air Corp.	934	43,543
Silgan Holdings, Inc.	645	19,311
Sonoco Products Co.	1,327	83,681
Steel Dynamics, Inc.	2,532	80,214
The Mosaic Co.	4,697	122,639
The Scotts Miracle-Gro Co.	278	23,636
United States Steel Corp.	2,321	36,208
Valvoline, Inc.	2,473	45,750
Vulcan Materials Co.	100	12,611
W.R. Grace & Co.	214	16,174
Westlake Chemical Corp.	29	2,023
WestRock Co.	3,378	129,648
		7,284,524

Media & Entertainment 3.3%
Charter Communications, Inc., Class A *	669	248,326
Cinemark Holdings, Inc.	1,461	61,435
Comcast Corp., Class A	60,306	2,625,120
Discovery, Inc., Class A *	2,112	65,261
Discovery, Inc., Class C *	4,579	131,692
DISH Network Corp., Class A *	2,975	104,482
Fox Corp., Class A *	4,672	182,161
Fox Corp., Class B *	2,177	83,814
GCI Liberty, Inc., Class A *	1,332	79,414
John Wiley & Sons, Inc., Class A	587	27,108
Liberty Broadband Corp., Class A *	356	35,027
Liberty Broadband Corp., Class C *	1,384	136,615
Liberty Media Corp. - Liberty Formula One, Class A *	362	13,669
Liberty Media Corp. - Liberty Formula One, Class C *	2,636	102,303
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,102	44,014
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,232	89,637
Lions Gate Entertainment Corp., Class A	622	9,075
Lions Gate Entertainment Corp., Class B	1,173	15,953
News Corp., Class A	5,125	63,652
News Corp., Class B	1,655	20,671
Omnicom Group, Inc.	1,012	80,990
Take-Two Interactive Software, Inc. *	617	59,744
The Interpublic Group of Cos., Inc.	4,635	106,605
The Madison Square Garden Co., Class A *	220	68,737
The Walt Disney Co.	9,113	1,248,208

66
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tribune Media Co., Class A	1,155	53,361
Viacom, Inc., Class A	158	5,475
Viacom, Inc., Class B	4,745	137,178
Zillow Group, Inc., Class A *	242	8,037
Zillow Group, Inc., Class C *	411	13,727
Zynga, Inc., Class A *	10,068	56,985
		5,978,476

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Agilent Technologies, Inc.	4,273	335,430
Agios Pharmaceuticals, Inc. *	41	2,293
Alexion Pharmaceuticals, Inc. *	484	65,887
Allergan plc	4,547	668,409
Alnylam Pharmaceuticals, Inc. *	149	13,312
Amgen, Inc.	494	88,584
Bio-Rad Laboratories, Inc., Class A *	284	85,464
Biogen, Inc. *	138	31,635
Bluebird Bio, Inc. *	227	32,195
Bristol-Myers Squibb Co.	10,272	476,929
Bruker Corp.	797	30,764
Catalent, Inc. *	1,496	67,051
Charles River Laboratories International, Inc. *	180	25,285
Elanco Animal Health, Inc. *	2,381	75,001
Eli Lilly & Co.	4,547	532,181
Gilead Sciences, Inc.	4,369	284,160
IQVIA Holdings, Inc. *	2,325	322,942
Jazz Pharmaceuticals plc *	62	8,046
Johnson & Johnson	29,545	4,171,754
Merck & Co., Inc.	32,587	2,564,923
Moderna, Inc. *	57	1,484
Mylan N.V. *	6,888	185,907
PerkinElmer, Inc.	1,487	142,514
Perrigo Co., plc	1,713	82,087
Pfizer, Inc.	76,944	3,124,696
QIAGEN N.V. *	2,974	115,867
Thermo Fisher Scientific, Inc.	5,062	1,404,452
United Therapeutics Corp. *	571	58,567
Waters Corp. *	68	14,521
		15,012,340

Real Estate 5.0%
Alexandria Real Estate Equities, Inc.	1,377	196,071
American Campus Communities, Inc.	1,834	86,565
American Homes 4 Rent, Class A	3,479	83,426
Apartment Investment & Management Co., Class A	2,026	100,003
Apple Hospitality REIT, Inc.	2,820	46,389
AvalonBay Communities, Inc.	1,849	371,520
Boston Properties, Inc.	2,070	284,873
Brandywine Realty Trust	2,318	35,674
Brixmor Property Group, Inc.	4,059	72,575
Brookfield Property REIT, Inc., Class A	1,661	34,599
Camden Property Trust	1,191	119,874
CBRE Group, Inc., Class A *	2,239	116,585
Colony Capital, Inc.	5,995	30,814
Columbia Property Trust, Inc.	1,565	35,541
Corporate Office Properties Trust	1,363	38,000
Crown Castle International Corp.	1,362	171,312
CubeSmart	2,495	79,615
CyrusOne, Inc.	1,394	77,632
Digital Realty Trust, Inc.	2,756	324,409
Douglas Emmett, Inc.	2,166	89,218
Duke Realty Corp.	4,809	149,656
Empire State Realty Trust, Inc., Class A	1,889	29,204
EPR Properties	996	78,545
Equity Commonwealth	1,535	48,813
Security	Number of Shares	Value ($)
Equity Residential	4,807	367,351
Essex Property Trust, Inc.	882	249,165
Extra Space Storage, Inc.	204	21,153
Federal Realty Investment Trust	977	130,771
Gaming & Leisure Properties, Inc.	1,730	69,857
HCP, Inc.	6,407	190,800
Healthcare Trust of America, Inc., Class A	2,782	76,728
Highwoods Properties, Inc.	1,332	59,381
Hospitality Properties Trust	2,171	56,446
Host Hotels & Resorts, Inc.	9,847	189,456
Hudson Pacific Properties, Inc.	1,785	62,225
Invitation Homes, Inc.	4,568	113,560
Iron Mountain, Inc.	3,832	124,463
JBG SMITH Properties	1,514	64,421
Jones Lang LaSalle, Inc.	612	94,597
Kilroy Realty Corp.	1,328	102,136
Kimco Realty Corp.	5,475	95,210
Lamar Advertising Co., Class A	99	8,184
Liberty Property Trust	1,983	98,436
Life Storage, Inc.	578	55,078
Medical Properties Trust, Inc.	4,895	85,467
Mid-America Apartment Communities, Inc.	1,527	167,069
National Retail Properties, Inc.	2,129	112,028
Omega Healthcare Investors, Inc.	2,464	87,201
Outfront Media, Inc.	1,818	43,323
Paramount Group, Inc.	2,686	38,920
Park Hotels & Resorts, Inc.	2,732	87,643
Prologis, Inc.	8,392	643,415
Rayonier, Inc.	1,764	56,078
Realogy Holdings Corp.	1,536	19,999
Realty Income Corp.	3,956	276,960
Regency Centers Corp.	2,049	137,631
Retail Properties of America, Inc., Class A	2,837	34,867
Retail Value, Inc.	219	7,336
Senior Housing Properties Trust	3,076	24,700
Simon Property Group, Inc.	336	58,363
SITE Centers Corp.	2,011	26,626
SL Green Realty Corp.	1,096	96,821
Spirit Realty Capital, Inc.	1,143	46,246
STORE Capital Corp.	2,585	86,132
Sun Communities, Inc.	1,124	138,342
The Howard Hughes Corp. *	305	33,855
The Macerich Co.	1,814	72,814
UDR, Inc.	3,678	165,326
Uniti Group, Inc.	2,319	25,486
Ventas, Inc.	4,774	291,739
VEREIT, Inc.	13,073	107,983
VICI Properties, Inc.	5,436	123,941
Vornado Realty Trust	2,322	160,543
Weingarten Realty Investors	1,569	45,407
Welltower, Inc.	4,990	371,905
Weyerhaeuser Co.	10,049	269,313
WP Carey, Inc.	2,140	169,745
		9,043,555

Retailing 1.5%
Advance Auto Parts, Inc.	652	108,441
AutoNation, Inc. *	718	30,106
AutoZone, Inc. *	42	43,189
Best Buy Co., Inc.	2,310	171,887
CarMax, Inc. *	890	69,295
Dick's Sporting Goods, Inc.	974	36,038
Dollar Tree, Inc. *	2,614	290,886
eBay, Inc.	9,046	350,532
Foot Locker, Inc.	1,506	86,158
Genuine Parts Co.	1,921	196,979
Kohl's Corp.	2,202	156,562

67
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
L Brands, Inc.	2,469	63,305
LKQ Corp. *	3,577	107,668
Macy's, Inc.	4,085	96,161
Penske Automotive Group, Inc.	472	21,674
Qurate Retail, Inc. *	5,579	95,122
Target Corp.	7,071	547,437
The Gap, Inc.	2,675	69,764
The Michaels Cos., Inc. *	1,062	11,937
Tiffany & Co.	1,345	145,018
Williams-Sonoma, Inc.	823	47,051
		2,745,210

Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	4,168	484,488
Broadcom, Inc.	2,183	695,067
Cypress Semiconductor Corp.	1,503	25,822
First Solar, Inc. *	1,112	68,421
Intel Corp.	60,416	3,083,633
Marvell Technology Group Ltd.	5,417	135,533
Micron Technology, Inc. *	3,267	137,410
NXP Semiconductors N.V.	4,305	454,694
Qorvo, Inc. *	1,644	124,303
QUALCOMM, Inc.	16,266	1,400,991
Skyworks Solutions, Inc.	679	59,874
Teradyne, Inc.	2,017	98,833
		6,769,069

Software & Services 2.9%
Akamai Technologies, Inc. *	134	10,728
Amdocs Ltd.	1,872	103,110
Aspen Technology, Inc. *	46	5,608
Autodesk, Inc. *	465	82,868
Booz Allen Hamilton Holding Corp.	96	5,692
Cognizant Technology Solutions Corp., Class A	744	54,282
Conduent, Inc. *	2,552	32,742
CoreLogic, Inc. *	378	15,351
DXC Technology Co.	3,602	236,796
Elastic N.V. *	13	1,112
Euronet Worldwide, Inc. *	323	48,415
Fidelity National Information Services, Inc.	4,009	464,763
FireEye, Inc. *	822	13,168
Genpact Ltd.	1,332	48,352
International Business Machines Corp.	3,466	486,176
Leidos Holdings, Inc.	1,904	139,906
LogMeIn, Inc.	236	19,446
Microsoft Corp.	5,393	704,326
Nuance Communications, Inc. *	3,798	63,920
Oracle Corp.	29,252	1,618,513
Pluralsight, Inc., Class A *	149	5,288
Sabre Corp.	670	13,909
SolarWinds Corp. *	34	665
SS&C Technologies Holdings, Inc.	181	12,246
Symantec Corp.	8,542	206,802
Synopsys, Inc. *	1,801	218,065
Teradata Corp. *	456	20,734
The Western Union Co.	4,350	84,564
Worldpay, Inc., Class A *	3,658	428,754
		5,146,301

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	1,139	96,257
Avnet, Inc.	1,437	69,853
Cisco Systems, Inc.	60,854	3,404,781
Coherent, Inc. *	95	14,061
Security	Number of Shares	Value ($)
CommScope Holding Co., Inc. *	2,495	61,826
Corning, Inc.	10,571	336,686
Dell Technologies, Inc., Class C *	1,868	125,922
Dolby Laboratories, Inc., Class A	833	53,887
EchoStar Corp., Class A *	640	25,504
FLIR Systems, Inc.	1,644	87,033
Hewlett Packard Enterprise Co.	18,758	296,564
HP, Inc.	20,850	415,957
Jabil, Inc.	1,989	60,088
Juniper Networks, Inc.	4,610	128,020
Keysight Technologies, Inc. *	2,513	218,706
Littelfuse, Inc.	51	10,254
Motorola Solutions, Inc.	1,930	279,676
National Instruments Corp.	261	12,293
NCR Corp. *	269	7,788
Trimble, Inc. *	3,361	137,196
Western Digital Corp.	3,887	198,703
Xerox Corp.	2,688	89,672
		6,130,727

Telecommunication Services 3.6%
AT&T, Inc.	97,563	3,020,550
CenturyLink, Inc.	12,871	146,987
Sprint Corp. *	8,736	48,747
T-Mobile US, Inc. *	1,441	105,179
Telephone & Data Systems, Inc.	1,292	41,189
United States Cellular Corp. *	165	7,936
Verizon Communications, Inc.	55,520	3,175,189
		6,545,777

Transportation 1.6%
Alaska Air Group, Inc.	1,623	100,464
AMERCO	94	35,078
American Airlines Group, Inc.	5,563	190,143
Copa Holdings S.A., Class A	410	34,137
CSX Corp.	5,529	440,274
Delta Air Lines, Inc.	6,424	374,455
Genesee & Wyoming, Inc., Class A *	603	53,456
JetBlue Airways Corp. *	4,100	76,055
Kansas City Southern	1,361	167,593
Kirby Corp. *	787	64,314
Knight-Swift Transportation Holdings, Inc.	1,714	57,162
Macquarie Infrastructure Corp.	1,037	42,009
Norfolk Southern Corp.	3,586	731,616
Ryder System, Inc.	682	42,966
Schneider National, Inc., Class B	499	10,429
Southwest Airlines Co.	1,961	106,345
Union Pacific Corp.	785	138,976
United Continental Holdings, Inc. *	3,281	291,550
		2,957,022

Utilities 6.3%
AES Corp.	8,880	152,026
Alliant Energy Corp.	3,179	150,144
Ameren Corp.	3,264	237,521
American Electric Power Co., Inc.	6,614	565,828
American Water Works Co., Inc.	2,423	262,144
Aqua America, Inc.	2,814	109,915
Atmos Energy Corp.	1,536	157,194
Avangrid, Inc.	737	37,742
CenterPoint Energy, Inc.	6,736	208,816
CMS Energy Corp.	3,784	210,201
Consolidated Edison, Inc.	4,177	359,890
Dominion Energy, Inc.	10,176	792,405
DTE Energy Co.	2,425	304,847

68
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Duke Energy Corp.	9,563	871,381
Edison International	4,262	271,788
Entergy Corp.	2,429	235,370
Evergy, Inc.	3,530	204,105
Eversource Energy	4,250	304,555
Exelon Corp.	12,935	659,038
FirstEnergy Corp.	6,520	274,036
Hawaiian Electric Industries, Inc.	1,449	60,104
MDU Resources Group, Inc.	2,564	67,049
National Fuel Gas Co.	1,072	63,473
NextEra Energy, Inc.	6,401	1,244,610
NiSource, Inc.	4,992	138,678
NRG Energy, Inc.	3,883	159,863
OGE Energy Corp.	2,708	114,657
PG&E Corp. *	6,917	155,771
Pinnacle West Capital Corp.	1,506	143,477
PPL Corp.	9,684	302,238
Public Service Enterprise Group, Inc.	6,762	403,353
Sempra Energy	3,669	469,448
The Southern Co.	13,814	735,181
UGI Corp.	2,332	127,117
Vistra Energy Corp.	5,279	143,853
WEC Energy Group, Inc.	4,232	331,916
Xcel Energy, Inc.	6,823	385,499
		11,415,233
Total Common Stock
(Cost $165,683,311)		180,633,538

Other Investment Company 0.1% of net assets

Equity Fund 0.1%
iShares Russell Mid-Cap ETF	800	102,200
Total Other Investment Company
(Cost $100,976)		102,200

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 06/21/19	5	314,500	1,639
*	Non-income producing security.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
69
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Adient plc	3,734	86,255
Aptiv plc	10,243	877,825
BorgWarner, Inc.	8,271	345,480
Gentex Corp.	10,314	237,531
Harley-Davidson, Inc.	6,460	240,506
Lear Corp.	2,450	350,350
The Goodyear Tire & Rubber Co.	9,118	175,157
Thor Industries, Inc.	1,968	129,632
Visteon Corp. *	1,133	74,801
		2,517,537

Banks 4.3%
Associated Banc-Corp.	6,511	147,735
Bank of Hawaii Corp.	1,613	132,879
Bank OZK	4,823	157,471
BankUnited, Inc.	3,781	138,309
BOK Financial Corp.	1,282	111,713
CIT Group, Inc.	3,986	212,334
Citizens Financial Group, Inc.	18,460	668,252
Comerica, Inc.	6,364	500,147
Commerce Bancshares, Inc.	3,916	236,644
Cullen/Frost Bankers, Inc.	2,234	227,175
East West Bancorp, Inc.	5,680	292,406
F.N.B. Corp.	12,761	154,791
Fifth Third Bancorp	30,206	870,537
First Citizens BancShares, Inc., Class A	309	138,509
First Hawaiian, Inc.	5,252	145,218
First Horizon National Corp.	12,329	186,045
First Republic Bank	6,446	680,826
Huntington Bancshares, Inc.	40,878	569,022
KeyCorp	40,019	702,333
M&T Bank Corp.	5,452	927,222
New York Community Bancorp, Inc.	18,106	210,573
PacWest Bancorp	4,790	189,444
People's United Financial, Inc.	15,341	265,246
Pinnacle Financial Partners, Inc.	2,937	170,552
Popular, Inc.	3,887	224,319
Prosperity Bancshares, Inc.	2,597	191,243
Regions Financial Corp.	40,775	633,236
Signature Bank	2,057	271,668
Sterling Bancorp	8,382	179,542
SunTrust Banks, Inc.	17,699	1,158,930
SVB Financial Group *	2,087	525,340
Synovus Financial Corp.	6,320	232,955
TCF Financial Corp.	6,291	139,220
Texas Capital Bancshares, Inc. *	1,989	128,748
TFS Financial Corp.	1,961	32,631
Umpqua Holdings Corp.	8,699	151,015
Webster Financial Corp.	3,615	192,065
Western Alliance Bancorp *	3,847	183,810
Wintrust Financial Corp.	2,196	167,335
Zions Bancorp NA	7,267	358,481
		12,805,921

Security	Number of Shares	Value ($)
Capital Goods 9.5%
A.O. Smith Corp.	5,583	293,498
Acuity Brands, Inc.	1,565	229,006
AECOM *	6,182	209,570
AGCO Corp.	2,564	181,480
Air Lease Corp.	3,791	146,181
Allegion plc	3,724	369,533
Allison Transmission Holdings, Inc.	4,487	210,261
AMETEK, Inc.	9,003	793,794
Arconic, Inc.	17,095	367,201
Arcosa, Inc.	1,867	58,120
Armstrong World Industries, Inc.	1,713	148,466
BWX Technologies, Inc.	3,922	200,414
Carlisle Cos., Inc.	2,293	324,276
Colfax Corp. *	3,308	99,802
Crane Co.	1,960	166,698
Cummins, Inc.	5,863	974,958
Curtiss-Wright Corp.	1,737	197,914
Donaldson Co., Inc.	5,049	270,323
Dover Corp.	5,717	560,495
Fastenal Co.	11,331	799,402
Flowserve Corp.	5,162	253,093
Fluor Corp.	5,545	220,303
Fortive Corp.	11,570	998,954
Fortune Brands Home & Security, Inc.	5,588	294,935
Gardner Denver Holdings, Inc. *	5,033	169,864
Gates Industrial Corp. plc *	1,755	28,220
Graco, Inc.	6,491	332,664
GrafTech International Ltd.	2,373	27,171
Harris Corp.	4,675	787,737
HD Supply Holdings, Inc. *	6,988	319,282
HEICO Corp.	1,546	163,149
HEICO Corp., Class A	2,982	266,680
Hexcel Corp.	3,323	234,969
Hubbell, Inc.	2,158	275,361
Huntington Ingalls Industries, Inc.	1,668	371,263
IDEX Corp.	3,023	473,583
Ingersoll-Rand plc	9,652	1,183,432
ITT, Inc.	3,447	208,716
Jacobs Engineering Group, Inc.	4,924	383,777
L3 Technologies, Inc.	3,084	674,101
Lennox International, Inc.	1,413	383,559
Lincoln Electric Holdings, Inc.	2,447	213,550
Masco Corp.	11,581	452,354
MSC Industrial Direct Co., Inc., Class A	1,735	145,133
Nordson Corp.	2,270	331,306
nVent Electric plc	6,297	176,001
Oshkosh Corp.	2,744	226,627
Owens Corning	4,287	219,794
PACCAR, Inc.	13,326	955,074
Parker-Hannifin Corp.	5,088	921,335
Pentair plc	6,188	241,270
Quanta Services, Inc.	5,723	232,354
Regal Beloit Corp.	1,708	145,317
Rockwell Automation, Inc.	4,742	856,927
Roper Technologies, Inc.	3,992	1,435,922
Sensata Technologies Holding plc *	6,352	317,219
Snap-on, Inc.	2,180	366,850
Spirit AeroSystems Holdings, Inc., Class A	4,182	363,416

70
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Stanley Black & Decker, Inc.	5,965	874,469
Teledyne Technologies, Inc. *	1,386	344,435
Terex Corp.	2,591	86,358
Textron, Inc.	9,606	509,118
The Middleby Corp. *	2,157	285,004
The Timken Co.	2,682	128,602
The Toro Co.	4,062	297,135
TransDigm Group, Inc. *	1,910	921,613
Trinity Industries, Inc.	5,698	122,849
United Rentals, Inc. *	3,139	442,348
Univar, Inc. *	4,969	110,958
Valmont Industries, Inc.	851	114,749
W.W. Grainger, Inc.	1,792	505,344
WABCO Holdings, Inc. *	2,054	272,032
Wabtec Corp.	5,219	386,571
Watsco, Inc.	1,261	199,831
Welbilt, Inc. *	5,106	85,934
WESCO International, Inc. *	1,863	106,638
Xylem, Inc.	7,064	589,138
		28,635,780

Commercial & Professional Services 2.4%
ADT, Inc.	3,985	26,261
Cintas Corp.	3,375	732,848
Clean Harbors, Inc. *	2,033	154,508
Copart, Inc. *	7,994	538,156
CoStar Group, Inc. *	1,410	699,713
Equifax, Inc.	4,712	593,476
IHS Markit Ltd. *	15,255	873,501
KAR Auction Services, Inc.	5,284	298,440
ManpowerGroup, Inc.	2,426	232,993
Nielsen Holdings plc	14,095	359,845
Republic Services, Inc.	8,558	708,774
Robert Half International, Inc.	4,646	288,470
Rollins, Inc.	5,727	221,463
Stericycle, Inc. *	3,241	189,242
TransUnion	7,267	506,147
Verisk Analytics, Inc.	6,318	891,723
		7,315,560

Consumer Durables & Apparel 3.0%
Brunswick Corp.	3,384	173,295
Capri Holdings Ltd. *	5,527	243,630
Carter's, Inc.	1,765	186,931
Columbia Sportswear Co.	1,183	118,265
D.R. Horton, Inc.	13,456	596,235
Garmin Ltd.	4,489	384,887
Hanesbrands, Inc.	14,116	255,076
Hasbro, Inc.	4,580	466,519
Leggett & Platt, Inc.	5,167	203,373
Lennar Corp., B Shares	646	26,951
Lennar Corp., Class A	11,086	576,805
lululemon Athletica, Inc. *	3,767	664,310
Mattel, Inc. *	13,660	166,515
Mohawk Industries, Inc. *	2,444	332,995
Newell Brands, Inc.	17,099	245,884
NVR, Inc. *	123	387,755
Polaris Industries, Inc.	2,320	223,648
PulteGroup, Inc.	9,903	311,548
PVH Corp.	2,975	383,745
Ralph Lauren Corp.	2,066	271,844
Skechers U.S.A., Inc., Class A *	5,111	161,814
Tapestry, Inc.	11,387	367,459
Tempur Sealy International, Inc. *	1,839	112,915
Toll Brothers, Inc.	5,351	203,873
Under Armour, Inc., Class A *	7,344	169,573
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	7,403	153,390
VF Corp.	12,761	1,204,766
Whirlpool Corp.	2,452	340,387
		8,934,388

Consumer Services 3.2%
Aramark	9,613	298,772
Bright Horizons Family Solutions, Inc. *	2,253	288,722
Caesars Entertainment Corp. *	22,433	209,973
Chipotle Mexican Grill, Inc. *	960	660,518
Choice Hotels International, Inc.	1,350	112,104
Darden Restaurants, Inc.	4,884	574,358
Domino's Pizza, Inc.	1,635	442,398
Dunkin' Brands Group, Inc.	3,268	243,891
Extended Stay America, Inc.	7,391	132,373
frontdoor, Inc. *	3,315	116,821
Graham Holdings Co., Class B	162	120,436
Grand Canyon Education, Inc. *	1,868	216,483
H&R Block, Inc.	8,097	220,319
Hilton Grand Vacations, Inc. *	3,800	121,752
Hilton Worldwide Holdings, Inc.	10,867	945,320
Hyatt Hotels Corp., Class A	1,584	121,540
International Game Technology plc	3,815	55,814
MGM Resorts International	19,767	526,395
Norwegian Cruise Line Holdings Ltd. *	8,666	488,676
Royal Caribbean Cruises Ltd.	6,566	794,092
Service Corp. International	6,848	284,945
ServiceMaster Global Holdings, Inc. *	5,362	262,899
Six Flags Entertainment Corp.	2,870	152,368
The Wendy's Co.	7,329	136,393
Vail Resorts, Inc.	1,573	359,981
Wyndham Destinations, Inc.	3,762	163,873
Wyndham Hotels & Resorts, Inc.	3,827	213,240
Wynn Resorts Ltd.	4,044	584,156
Yum China Holdings, Inc.	14,334	681,438
		9,530,050

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	2,065	229,050
AGNC Investment Corp.	21,094	375,262
Ally Financial, Inc.	16,017	475,865
Ameriprise Financial, Inc.	5,374	788,742
Annaly Capital Management, Inc.	54,573	550,642
AXA Equitable Holdings, Inc.	9,381	212,855
BGC Partners, Inc., Class A	10,528	56,851
Cboe Global Markets, Inc.	4,391	446,169
Chimera Investment Corp.	7,292	139,788
Credit Acceptance Corp. *	433	214,863
Discover Financial Services	13,023	1,061,244
E*TRADE Financial Corp.	9,696	491,199
Eaton Vance Corp.	4,448	184,903
Evercore, Inc., Class A	1,592	155,109
FactSet Research Systems, Inc.	1,475	406,908
Franklin Resources, Inc.	11,841	409,580
Interactive Brokers Group, Inc., Class A	2,912	157,947
Invesco Ltd.	16,033	352,245
Jefferies Financial Group, Inc.	10,843	223,041
Lazard Ltd., Class A	4,489	174,532
Legg Mason, Inc.	3,305	110,552
LPL Financial Holdings, Inc.	3,301	244,571
MarketAxess Holdings, Inc.	1,445	402,187
MFA Financial, Inc.	17,510	131,500
Moody's Corp.	6,569	1,291,597
Morningstar, Inc.	712	102,136
MSCI, Inc.	3,256	733,837
Nasdaq, Inc.	4,554	419,879

71
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Navient Corp.	9,564	129,210
New Residential Investment Corp.	15,987	268,741
Northern Trust Corp.	7,966	785,049
OneMain Holdings, Inc.	3,037	103,167
Raymond James Financial, Inc.	5,014	459,132
Santander Consumer USA Holdings, Inc.	4,496	95,990
SEI Investments Co.	5,097	277,532
SLM Corp.	17,263	175,392
Starwood Property Trust, Inc.	10,536	242,855
Synchrony Financial	28,374	983,727
T. Rowe Price Group, Inc.	9,156	984,270
Two Harbors Investment Corp.	9,629	133,458
Virtu Financial, Inc., Class A	1,600	39,328
Voya Financial, Inc.	5,927	325,333
		15,546,238

Energy 3.9%
Antero Resources Corp. *	9,649	69,955
Apache Corp.	15,082	496,349
Apergy Corp. *	3,042	120,737
Cabot Oil & Gas Corp.	16,719	432,855
Centennial Resource Development, Inc., Class A *	7,296	76,827
Cheniere Energy, Inc. *	9,081	584,362
Chesapeake Energy Corp. *	40,919	119,074
Cimarex Energy Co.	3,920	269,147
CNX Resources Corp. *	7,888	70,677
Concho Resources, Inc.	7,672	885,195
Continental Resources, Inc. *	3,455	158,896
Devon Energy Corp.	18,448	592,919
Diamondback Energy, Inc.	6,198	659,405
EQT Corp.	10,011	204,725
Equitrans Midstream Corp. *	8,317	173,243
Extraction Oil & Gas, Inc. *	4,450	20,915
Helmerich & Payne, Inc.	4,165	243,736
Hess Corp.	10,326	662,103
HollyFrontier Corp.	6,244	298,026
Kosmos Energy Ltd.	9,844	65,856
Marathon Oil Corp.	32,709	557,361
Murphy Oil Corp.	6,436	175,317
Nabors Industries Ltd.	13,685	47,898
National Oilwell Varco, Inc.	15,109	394,949
Noble Energy, Inc.	18,948	512,733
ONEOK, Inc.	16,162	1,097,885
Parsley Energy, Inc., Class A *	10,434	208,263
Patterson-UTI Energy, Inc.	8,405	114,224
PBF Energy, Inc., Class A	4,646	156,013
QEP Resources, Inc. *	9,369	70,455
Range Resources Corp.	8,220	74,309
RPC, Inc.	2,272	23,379
SM Energy Co.	4,381	69,789
Targa Resources Corp.	8,929	358,499
The Williams Cos., Inc.	47,010	1,331,793
Transocean Ltd. *	20,206	158,819
Weatherford International plc *	38,642	21,381
Whiting Petroleum Corp. *	3,488	95,536
WPX Energy, Inc. *	15,517	215,531
		11,889,136

Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	1,438	190,319
Sprouts Farmers Market, Inc. *	4,985	106,779
The Kroger Co.	31,290	806,656
U.S. Foods Holding Corp. *	8,463	309,323
		1,413,077

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.9%
Archer-Daniels-Midland Co.	22,018	982,003
Brown-Forman Corp., Class A	2,042	106,797
Brown-Forman Corp., Class B	10,994	585,870
Bunge Ltd.	5,555	291,138
Campbell Soup Co.	6,996	270,675
ConAgra Brands, Inc.	18,966	583,773
Flowers Foods, Inc.	7,117	154,724
Hormel Foods Corp.	10,699	427,318
Ingredion, Inc.	2,625	248,719
Kellogg Co.	9,761	588,588
Keurig Dr Pepper, Inc.	7,099	206,368
Lamb Weston Holdings, Inc.	5,778	404,749
McCormick & Co., Inc. - Non Voting Shares	4,833	744,137
Molson Coors Brewing Co., Class B	6,844	439,316
Pilgrim's Pride Corp. *	2,127	57,238
Post Holdings, Inc. *	2,558	288,491
Seaboard Corp.	10	44,956
The Hain Celestial Group, Inc. *	3,603	78,617
The Hershey Co.	5,518	688,922
The JM Smucker Co.	4,340	532,214
TreeHouse Foods, Inc. *	2,132	142,801
Tyson Foods, Inc., Class A	11,466	860,065
		8,727,479

Health Care Equipment & Services 5.8%
ABIOMED, Inc. *	1,683	466,881
Acadia Healthcare Co., Inc. *	3,445	110,309
Align Technology, Inc. *	3,125	1,014,625
AmerisourceBergen Corp.	6,053	452,522
Cantel Medical Corp.	1,468	101,204
Cardinal Health, Inc.	11,759	572,781
Centene Corp. *	16,007	825,321
Cerner Corp. *	12,224	812,285
Chemed Corp.	612	199,989
Covetrus, Inc. *	2,374	78,033
DaVita, Inc. *	5,101	281,779
DENTSPLY SIRONA, Inc.	8,594	439,411
DexCom, Inc. *	3,443	416,844
Edwards Lifesciences Corp. *	8,278	1,457,507
Encompass Health Corp.	3,858	248,648
Henry Schein, Inc. *	5,951	381,221
Hill-Rom Holdings, Inc.	2,614	265,112
Hologic, Inc. *	10,498	486,897
ICU Medical, Inc. *	609	138,548
IDEXX Laboratories, Inc. *	3,385	785,320
Insulet Corp. *	2,299	198,289
Integra LifeSciences Holdings Corp. *	2,798	146,028
Laboratory Corp. of America Holdings *	3,971	635,042
Masimo Corp. *	1,811	235,702
MEDNAX, Inc. *	3,380	94,539
Molina Healthcare, Inc. *	2,439	316,168
Penumbra, Inc. *	1,203	161,803
Premier, Inc., Class A *	2,082	69,185
Quest Diagnostics, Inc.	5,360	516,597
ResMed, Inc.	5,528	577,731
Steris plc *	3,303	432,627
Teleflex, Inc.	1,800	515,124
The Cooper Cos., Inc.	1,902	551,428
Universal Health Services, Inc., Class B	3,288	417,149
Varian Medical Systems, Inc. *	3,599	490,076
Veeva Systems, Inc., Class A *	4,921	688,300
WellCare Health Plans, Inc. *	1,965	507,658

72
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	2,892	358,001
Zimmer Biomet Holdings, Inc.	8,028	988,728
		17,435,412

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	9,627	721,544
Coty, Inc., Class A	12,585	136,170
Energizer Holdings, Inc.	2,466	118,097
Herbalife Nutrition Ltd. *	4,286	226,515
Nu Skin Enterprises, Inc., Class A	2,134	108,556
Spectrum Brands Holdings, Inc.	1,585	97,588
The Clorox Co.	5,067	809,352
		2,217,822

Insurance 3.7%
Alleghany Corp. *	564	370,480
American Financial Group, Inc.	2,826	292,576
American National Insurance Co.	294	33,307
Arch Capital Group Ltd. *	15,219	514,098
Arthur J. Gallagher & Co.	7,093	593,117
Assurant, Inc.	2,346	222,870
Assured Guaranty Ltd.	4,104	195,761
Athene Holding Ltd., Class A *	6,249	282,205
Axis Capital Holdings Ltd.	3,217	182,887
Brighthouse Financial, Inc. *	4,752	198,586
Brown & Brown, Inc.	9,104	289,052
Cincinnati Financial Corp.	6,036	580,543
CNA Financial Corp.	1,101	51,009
Erie Indemnity Co., Class A	973	184,208
Everest Re Group Ltd.	1,598	376,329
Fidelity National Financial, Inc.	10,414	416,039
First American Financial Corp.	4,293	244,959
Lincoln National Corp.	8,415	561,449
Loews Corp.	10,939	561,061
Markel Corp. *	535	573,258
Mercury General Corp.	1,103	59,319
Old Republic International Corp.	11,173	249,828
Principal Financial Group, Inc.	10,852	620,300
Reinsurance Group of America, Inc.	2,481	375,896
RenaissanceRe Holdings Ltd.	1,569	243,760
The Hanover Insurance Group, Inc.	1,674	201,901
The Hartford Financial Services Group, Inc.	14,113	738,251
Torchmark Corp.	4,062	356,075
Unum Group	8,000	295,360
W. R. Berkley Corp.	5,632	345,242
White Mountains Insurance Group Ltd.	121	113,624
Willis Towers Watson plc	5,113	942,530
		11,265,880

Materials 4.9%
Albemarle Corp.	4,184	314,051
Alcoa Corp. *	7,365	196,498
AptarGroup, Inc.	2,459	273,539
Ardagh Group S.A.	633	8,786
Ashland Global Holdings, Inc.	2,443	196,735
Avery Dennison Corp.	3,414	377,759
Axalta Coating Systems Ltd. *	8,198	221,182
Ball Corp.	13,178	789,889
Bemis Co., Inc.	3,572	205,104
Berry Global Group, Inc. *	5,122	301,174
Cabot Corp.	2,293	104,056
Celanese Corp.	5,030	542,687
CF Industries Holdings, Inc.	9,097	407,364
Crown Holdings, Inc. *	5,083	295,475
Domtar Corp.	2,448	119,707
Security	Number of Shares	Value ($)
Eagle Materials, Inc.	1,756	159,638
Eastman Chemical Co.	5,513	434,865
Element Solutions, Inc. *	8,727	94,775
FMC Corp.	5,289	418,148
Freeport-McMoRan, Inc.	56,913	700,599
Graphic Packaging Holding Co.	11,762	163,257
Huntsman Corp.	8,617	191,642
International Flavors & Fragrances, Inc.	3,966	546,475
International Paper Co.	16,128	754,952
Martin Marietta Materials, Inc.	2,468	547,649
NewMarket Corp.	297	124,615
Newmont Mining Corp.	32,251	1,001,716
Nucor Corp.	12,051	687,751
Olin Corp.	6,464	140,204
Owens-Illinois, Inc.	6,259	123,678
Packaging Corp. of America	3,665	363,421
Reliance Steel & Aluminum Co.	2,682	246,637
Royal Gold, Inc.	2,576	224,267
RPM International, Inc.	5,086	308,466
Sealed Air Corp.	6,169	287,599
Silgan Holdings, Inc.	3,025	90,569
Sonoco Products Co.	3,869	243,979
Steel Dynamics, Inc.	8,658	274,285
The Chemours Co.	6,740	242,707
The Mosaic Co.	13,865	362,015
The Scotts Miracle-Gro Co.	1,573	133,736
United States Steel Corp.	7,035	109,746
Valvoline, Inc.	7,445	137,733
Vulcan Materials Co.	5,187	654,133
W.R. Grace & Co.	2,603	196,735
Westlake Chemical Corp.	1,451	101,207
WestRock Co.	9,933	381,229
		14,802,434

Media & Entertainment 3.1%
AMC Networks, Inc., Class A *	1,746	101,984
Cable One, Inc.	168	178,169
CBS Corp., Class B - Non Voting Shares	12,815	657,025
Cinemark Holdings, Inc.	4,193	176,316
Discovery, Inc., Class A *	6,059	187,223
Discovery, Inc., Class C *	13,561	390,014
DISH Network Corp., Class A *	8,735	306,773
GCI Liberty, Inc., Class A *	3,965	236,393
IAC/InterActiveCorp *	2,935	659,905
John Wiley & Sons, Inc., Class A	1,737	80,215
Liberty Broadband Corp., Class A *	1,023	100,653
Liberty Broadband Corp., Class C *	4,067	401,454
Liberty Media Corp. - Liberty Formula One, Class A *	995	37,571
Liberty Media Corp. - Liberty Formula One, Class C *	7,793	302,446
Liberty Media Corp. - Liberty SiriusXM, Class A *	3,351	133,839
Liberty Media Corp. - Liberty SiriusXM, Class C *	6,478	260,156
Lions Gate Entertainment Corp., Class A	1,875	27,356
Lions Gate Entertainment Corp., Class B	3,912	53,203
Live Nation Entertainment, Inc. *	5,449	356,038
Match Group, Inc.	2,076	125,390
News Corp., Class A	14,949	185,667
News Corp., Class B	4,949	61,813
Omnicom Group, Inc.	8,772	702,023
Sirius XM Holdings, Inc.	65,474	380,404
Take-Two Interactive Software, Inc. *	4,392	425,277
The Interpublic Group of Cos., Inc.	15,200	349,600
The Madison Square Garden Co., Class A *	726	226,831
Tribune Media Co., Class A	3,428	158,374

73
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TripAdvisor, Inc. *	4,096	218,030
Twitter, Inc. *	28,216	1,126,101
Viacom, Inc., Class A	423	14,657
Viacom, Inc., Class B	13,855	400,548
Zillow Group, Inc., Class A *	2,284	75,852
Zillow Group, Inc., Class C *	4,744	158,450
Zynga, Inc., Class A *	30,121	170,485
		9,426,235

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Agilent Technologies, Inc.	12,564	986,274
Agios Pharmaceuticals, Inc. *	1,994	111,504
Alkermes plc *	6,070	184,042
Alnylam Pharmaceuticals, Inc. *	3,698	330,379
Bio-Rad Laboratories, Inc., Class A *	834	250,976
Bio-Techne Corp.	1,460	298,701
BioMarin Pharmaceutical, Inc. *	6,935	593,151
Bluebird Bio, Inc. *	2,124	301,247
Bruker Corp.	3,943	152,200
Catalent, Inc. *	5,714	256,102
Charles River Laboratories International, Inc. *	1,869	262,538
Elanco Animal Health, Inc. *	13,149	414,194
Exact Sciences Corp. *	4,710	464,830
Exelixis, Inc. *	11,614	228,331
Incyte Corp. *	6,928	532,070
Ionis Pharmaceuticals, Inc. *	4,928	366,298
IQVIA Holdings, Inc. *	6,838	949,798
Jazz Pharmaceuticals plc *	2,306	299,250
Mettler-Toledo International, Inc. *	968	721,412
Moderna, Inc. *	1,117	29,076
Mylan N.V. *	20,204	545,306
Nektar Therapeutics *	6,147	196,827
Neurocrine Biosciences, Inc. *	3,537	255,513
PerkinElmer, Inc.	4,345	416,425
Perrigo Co., plc	5,057	242,331
PRA Health Sciences, Inc. *	2,275	220,266
QIAGEN N.V. *	8,697	338,835
Sage Therapeutics, Inc. *	1,909	321,151
Sarepta Therapeutics, Inc. *	2,604	304,512
Seattle Genetics, Inc. *	4,253	288,268
United Therapeutics Corp. *	1,693	173,651
Waters Corp. *	2,967	633,573
		11,669,031

Real Estate 8.9%
Alexandria Real Estate Equities, Inc.	4,395	625,804
American Campus Communities, Inc.	5,372	253,558
American Homes 4 Rent, Class A	10,223	245,148
Apartment Investment & Management Co., Class A	5,932	292,804
Apple Hospitality REIT, Inc.	8,456	139,101
AvalonBay Communities, Inc.	5,444	1,093,863
Boston Properties, Inc.	6,094	838,656
Brandywine Realty Trust	6,944	106,868
Brixmor Property Group, Inc.	11,881	212,432
Brookfield Property REIT, Inc., Class A	5,009	104,338
Camden Property Trust	3,484	350,665
CBRE Group, Inc., Class A *	12,539	652,906
Colony Capital, Inc.	18,748	96,365
Columbia Property Trust, Inc.	4,699	106,714
CoreSite Realty Corp.	1,440	157,550
Corporate Office Properties Trust	4,088	113,973
CubeSmart	7,291	232,656
CyrusOne, Inc.	4,132	230,111
Digital Realty Trust, Inc.	8,103	953,804
Douglas Emmett, Inc.	6,307	259,785
Security	Number of Shares	Value ($)
Duke Realty Corp.	14,084	438,294
Empire State Realty Trust, Inc., Class A	5,560	85,958
EPR Properties	2,922	230,429
Equity Commonwealth	4,667	148,411
Equity LifeStyle Properties, Inc.	3,362	392,345
Equity Residential	14,146	1,081,037
Essex Property Trust, Inc.	2,595	733,088
Extra Space Storage, Inc.	4,810	498,749
Federal Realty Investment Trust	2,859	382,677
Gaming & Leisure Properties, Inc.	7,923	319,931
HCP, Inc.	18,829	560,728
Healthcare Trust of America, Inc., Class A	8,113	223,757
Highwoods Properties, Inc.	3,982	177,518
Hospitality Properties Trust	6,392	166,192
Host Hotels & Resorts, Inc.	28,866	555,382
Hudson Pacific Properties, Inc.	6,072	211,670
Invitation Homes, Inc.	13,421	333,646
Iron Mountain, Inc.	11,178	363,061
JBG SMITH Properties	4,469	190,156
Jones Lang LaSalle, Inc.	1,787	276,217
Kilroy Realty Corp.	3,898	299,795
Kimco Realty Corp.	15,993	278,118
Lamar Advertising Co., Class A	3,331	275,374
Liberty Property Trust	5,822	289,004
Life Storage, Inc.	1,795	171,046
Medical Properties Trust, Inc.	14,575	254,480
Mid-America Apartment Communities, Inc.	4,456	487,531
National Retail Properties, Inc.	6,220	327,296
Omega Healthcare Investors, Inc.	7,801	276,077
Outfront Media, Inc.	5,446	129,778
Paramount Group, Inc.	8,064	116,847
Park Hotels & Resorts, Inc.	7,926	254,266
Rayonier, Inc.	5,081	161,525
Realogy Holdings Corp.	4,544	59,163
Realty Income Corp.	11,646	815,336
Regency Centers Corp.	5,995	402,684
Retail Properties of America, Inc., Class A	8,552	105,104
Retail Value, Inc.	610	20,435
SBA Communications Corp. *	4,419	900,283
Senior Housing Properties Trust	9,209	73,948
SITE Centers Corp.	6,010	79,572
SL Green Realty Corp.	3,201	282,776
Spirit Realty Capital, Inc.	3,337	135,015
STORE Capital Corp.	7,525	250,733
Sun Communities, Inc.	3,303	406,533
Taubman Centers, Inc.	2,322	114,475
The Howard Hughes Corp. *	1,525	169,275
The Macerich Co.	5,329	213,906
UDR, Inc.	10,787	484,876
Uniti Group, Inc.	6,577	72,281
Ventas, Inc.	14,036	857,740
VEREIT, Inc.	38,162	315,218
VICI Properties, Inc.	15,920	362,976
Vornado Realty Trust	6,807	470,636
Weingarten Realty Investors	4,666	135,034
Welltower, Inc.	14,669	1,093,281
Weyerhaeuser Co.	29,573	792,556
WP Carey, Inc.	6,279	498,050
		26,869,370

Retailing 4.9%
Advance Auto Parts, Inc.	2,742	456,049
AutoNation, Inc. *	2,165	90,778
AutoZone, Inc. *	990	1,018,027
Best Buy Co., Inc.	9,106	677,577
Burlington Stores, Inc. *	2,620	442,544
CarMax, Inc. *	6,695	521,273

74
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dick's Sporting Goods, Inc.	2,785	103,045
Dollar General Corp.	10,484	1,321,928
Dollar Tree, Inc. *	9,252	1,029,563
Expedia Group, Inc.	4,648	603,496
Floor & Decor Holdings, Inc., Class A *	2,309	110,878
Foot Locker, Inc.	4,424	253,097
Genuine Parts Co.	5,639	578,223
GrubHub, Inc. *	3,563	237,973
Kohl's Corp.	6,478	460,586
L Brands, Inc.	8,964	229,837
LKQ Corp. *	12,431	374,173
Macy's, Inc.	12,032	283,233
Nordstrom, Inc.	4,612	189,184
O'Reilly Automotive, Inc. *	3,057	1,157,289
Penske Automotive Group, Inc.	1,360	62,451
Pool Corp.	1,548	284,430
Qurate Retail, Inc. *	16,378	279,245
Ross Stores, Inc.	14,405	1,406,792
The Gap, Inc.	8,536	222,619
The Michaels Cos., Inc. *	3,732	41,948
Tiffany & Co.	4,801	517,644
Tractor Supply Co.	4,817	498,560
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,230	778,225
Urban Outfitters, Inc. *	2,895	86,068
Wayfair, Inc., Class A *	2,258	366,135
Williams-Sonoma, Inc.	3,172	181,343
		14,864,213

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	36,918	1,020,044
Analog Devices, Inc.	14,561	1,692,571
Cypress Semiconductor Corp.	14,184	243,681
First Solar, Inc. *	3,204	197,142
KLA-Tencor Corp.	6,413	817,529
Lam Research Corp.	6,014	1,247,484
Marvell Technology Group Ltd.	21,879	547,413
Maxim Integrated Products, Inc.	10,730	643,800
Microchip Technology, Inc.	9,171	916,091
MKS Instruments, Inc.	2,107	191,758
Monolithic Power Systems, Inc.	1,605	249,915
ON Semiconductor Corp. *	16,458	379,522
Qorvo, Inc. *	4,840	365,952
Skyworks Solutions, Inc.	6,826	601,917
Teradyne, Inc.	7,025	344,225
Universal Display Corp.	1,674	267,170
Versum Materials, Inc.	4,270	222,809
Xilinx, Inc.	10,039	1,206,085
		11,155,108

Software & Services 12.0%
2U, Inc. *	2,167	131,104
Akamai Technologies, Inc. *	6,255	500,775
Alliance Data Systems Corp.	1,862	298,106
Amdocs Ltd.	5,427	298,919
ANSYS, Inc. *	3,276	641,441
Aspen Technology, Inc. *	2,739	333,911
Atlassian Corp. plc, Class A *	3,963	436,524
Autodesk, Inc. *	8,653	1,542,051
Black Knight, Inc. *	5,575	314,541
Booz Allen Hamilton Holding Corp.	5,417	321,174
Broadridge Financial Solutions, Inc.	4,568	539,618
Cadence Design Systems, Inc. *	11,011	763,943
CDK Global, Inc.	4,911	296,232
Ceridian HCM Holding, Inc. *	1,916	101,835
Citrix Systems, Inc.	5,336	538,723
Conduent, Inc. *	7,579	97,239
Security	Number of Shares	Value ($)
CoreLogic, Inc. *	3,142	127,597
DocuSign, Inc. *	3,068	173,864
DXC Technology Co.	10,573	695,069
Elastic N.V. *	301	25,751
EPAM Systems, Inc. *	2,027	363,563
Euronet Worldwide, Inc. *	1,938	290,487
Fair Isaac Corp. *	1,128	315,558
Fidelity National Information Services, Inc.	12,864	1,491,324
FireEye, Inc. *	7,604	121,816
First Data Corp., Class A *	21,396	553,301
Fiserv, Inc. *	15,715	1,370,977
FleetCor Technologies, Inc. *	3,360	876,792
Fortinet, Inc. *	5,561	519,509
Gartner, Inc. *	3,484	553,851
Genpact Ltd.	6,119	222,120
Global Payments, Inc.	6,266	915,275
GoDaddy, Inc., Class A *	6,655	542,382
Guidewire Software, Inc. *	3,181	338,776
Jack Henry & Associates, Inc.	3,037	452,695
Leidos Holdings, Inc.	5,578	409,871
LogMeIn, Inc.	1,987	163,729
Manhattan Associates, Inc. *	2,526	170,379
Nuance Communications, Inc. *	11,308	190,314
Nutanix, Inc., Class A *	5,529	238,798
Okta, Inc. *	3,410	354,742
Palo Alto Networks, Inc. *	3,589	893,051
Paychex, Inc.	12,649	1,066,437
Paycom Software, Inc. *	1,900	384,807
Pegasystems, Inc.	1,504	112,815
Pluralsight, Inc., Class A *	2,102	74,600
Proofpoint, Inc. *	1,970	247,077
PTC, Inc. *	4,586	414,895
RealPage, Inc. *	2,802	182,718
Red Hat, Inc. *	6,977	1,273,512
RingCentral, Inc., Class A *	2,689	312,919
Sabre Corp.	10,819	224,602
ServiceNow, Inc. *	7,013	1,904,100
SolarWinds Corp. *	1,003	19,609
Splunk, Inc. *	5,780	797,871
Square, Inc., Class A *	11,536	840,052
SS&C Technologies Holdings, Inc.	8,492	574,569
Switch, Inc., Class A	1,602	17,414
Symantec Corp.	25,092	607,477
Synopsys, Inc. *	5,816	704,201
Tableau Software, Inc., Class A *	2,799	340,946
Teradata Corp. *	4,646	211,254
The Ultimate Software Group, Inc. *	1,195	395,127
The Western Union Co.	17,467	339,558
Total System Services, Inc.	7,099	725,802
Twilio, Inc., Class A *	3,454	473,682
Tyler Technologies, Inc. *	1,498	347,401
VeriSign, Inc. *	4,050	799,672
WEX, Inc. *	1,618	340,265
Workday, Inc., Class A *	5,726	1,177,437
Worldpay, Inc., Class A *	11,800	1,383,078
Zendesk, Inc. *	4,125	362,092
		36,183,716

Technology Hardware & Equipment 3.8%
Amphenol Corp., Class A	11,628	1,157,684
Arista Networks, Inc. *	2,267	707,961
Arrow Electronics, Inc. *	3,329	281,334
Avnet, Inc.	4,260	207,079
CDW Corp.	5,779	610,262
Cognex Corp.	6,533	329,459
Coherent, Inc. *	941	139,277
CommScope Holding Co., Inc. *	7,429	184,091

75
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Corning, Inc.	31,058	989,197
Dell Technologies, Inc., Class C *	5,907	398,191
Dolby Laboratories, Inc., Class A	2,459	159,073
EchoStar Corp., Class A *	1,902	75,795
F5 Networks, Inc. *	2,349	368,558
FLIR Systems, Inc.	5,293	280,211
IPG Photonics Corp. *	1,411	246,544
Jabil, Inc.	5,925	178,994
Juniper Networks, Inc.	13,484	374,451
Keysight Technologies, Inc. *	7,384	642,629
Littelfuse, Inc.	955	192,003
Motorola Solutions, Inc.	6,392	926,265
National Instruments Corp.	4,357	205,215
NCR Corp. *	4,618	133,691
NetApp, Inc.	9,961	725,659
Pure Storage, Inc., Class A *	6,397	146,235
Trimble, Inc. *	9,840	401,669
Ubiquiti Networks, Inc.	587	100,054
Western Digital Corp.	11,399	582,717
Xerox Corp.	7,948	265,145
Zebra Technologies Corp., Class A *	2,083	439,805
		11,449,248

Telecommunication Services 0.3%
CenturyLink, Inc.	37,757	431,185
Sprint Corp. *	25,369	141,559
Telephone & Data Systems, Inc.	3,911	124,683
United States Cellular Corp. *	545	26,214
Zayo Group Holdings, Inc. *	8,933	279,514
		1,003,155

Transportation 1.9%
Alaska Air Group, Inc.	4,722	292,292
AMERCO	280	104,488
American Airlines Group, Inc.	16,319	557,783
C.H. Robinson Worldwide, Inc.	5,363	434,403
Copa Holdings S.A., Class A	1,216	101,244
Expeditors International of Washington, Inc.	6,781	538,547
Genesee & Wyoming, Inc., Class A *	2,280	202,122
JB Hunt Transport Services, Inc.	3,445	325,484
JetBlue Airways Corp. *	12,020	222,971
Kansas City Southern	3,974	489,358
Kirby Corp. *	2,306	188,446
Knight-Swift Transportation Holdings, Inc.	4,952	165,149
Landstar System, Inc.	1,563	170,304
Macquarie Infrastructure Corp.	3,124	126,553
Old Dominion Freight Line, Inc.	2,602	388,427
Ryder System, Inc.	2,037	128,331
Schneider National, Inc., Class B	1,874	39,167
United Continental Holdings, Inc. *	9,644	856,966
XPO Logistics, Inc. *	4,915	334,613
		5,666,648

Utilities 6.4%
AES Corp.	25,977	444,726
Alliant Energy Corp.	9,340	441,128
Ameren Corp.	9,594	698,155
American Water Works Co., Inc.	7,130	771,395
Aqua America, Inc.	8,278	323,339
Atmos Energy Corp.	4,524	462,986
Avangrid, Inc.	2,175	111,382
CenterPoint Energy, Inc.	19,714	611,134
CMS Energy Corp.	11,117	617,549
Consolidated Edison, Inc.	12,273	1,057,442
DTE Energy Co.	7,131	896,438
Security	Number of Shares	Value ($)
Edison International	12,533	799,229
Entergy Corp.	7,141	691,963
Evergy, Inc.	10,345	598,148
Eversource Energy	12,486	894,747
FirstEnergy Corp.	19,182	806,219
Hawaiian Electric Industries, Inc.	4,230	175,460
MDU Resources Group, Inc.	7,670	200,571
National Fuel Gas Co.	3,210	190,064
NiSource, Inc.	14,681	407,838
NRG Energy, Inc.	11,372	468,185
OGE Energy Corp.	7,832	331,607
PG&E Corp. *	20,354	458,372
Pinnacle West Capital Corp.	4,381	417,378
PPL Corp.	28,450	887,925
Public Service Enterprise Group, Inc.	19,880	1,185,842
Sempra Energy	10,789	1,380,453
UGI Corp.	6,765	368,760
Vistra Energy Corp.	15,603	425,182
WEC Energy Group, Inc.	12,440	975,669
Xcel Energy, Inc.	20,052	1,132,938
		19,232,224
Total Common Stock
(Cost $275,365,314)		300,555,662

Other Investment Companies 0.2% of net assets

Equity Fund 0.0%
iShares Russell Mid-Cap ETF	2,200	123,112

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (a)	509,448	509,448
Total Other Investment Companies
(Cost $632,269)		632,560

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 06/21/19	4	789,360	3,596
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

76
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 6.8%
AGL Energy Ltd.	231,771	3,636,103
Alumina Ltd.	827,112	1,308,806
Amcor Ltd.	417,300	4,717,094
AMP Ltd.	1,049,166	1,681,745
APA Group	438,684	2,977,862
Aristocrat Leisure Ltd.	210,218	3,869,814
ASX Ltd.	67,402	3,541,185
Aurizon Holdings Ltd.	702,593	2,357,555
AusNet Services	630,312	789,142
Australia & New Zealand Banking Group Ltd.	1,017,635	19,522,896
Bank of Queensland Ltd. (a)	135,798	887,523
Bendigo & Adelaide Bank Ltd.	181,580	1,318,872
BHP Group Ltd.	1,059,047	28,024,866
BlueScope Steel Ltd.	184,866	1,756,743
Boral Ltd.	409,633	1,402,436
Brambles Ltd.	568,533	4,831,217
Caltex Australia Ltd.	92,735	1,778,218
Challenger Ltd.	215,876	1,249,696
CIMIC Group Ltd.	36,940	1,317,786
Coca-Cola Amatil Ltd.	167,340	1,038,026
Cochlear Ltd.	20,253	2,677,142
Coles Group Ltd. *	400,723	3,562,908
Commonwealth Bank of Australia	633,178	33,276,804
Computershare Ltd.	170,525	2,145,247
Crown Resorts Ltd.	128,331	1,202,976
CSL Ltd.	161,879	22,705,436
Dexus	374,210	3,303,800
Domino's Pizza Enterprises Ltd.	20,589	624,121
Flight Centre Travel Group Ltd.	17,631	477,608
Fortescue Metals Group Ltd.	537,482	2,716,007
Goodman Group	580,772	5,404,425
Harvey Norman Holdings Ltd.	213,558	627,888
Incitec Pivot Ltd.	548,693	1,303,916
Insurance Australia Group Ltd.	844,517	4,692,522
James Hardie Industries plc	160,058	2,177,635
LendLease Group	199,868	1,874,237
Macquarie Group Ltd.	114,746	10,904,781
Medibank Pvt Ltd.	949,579	1,913,746
Mirvac Group	1,322,911	2,648,321
National Australia Bank Ltd.	983,232	17,555,635
Newcrest Mining Ltd.	273,126	4,824,830
Oil Search Ltd.	495,321	2,712,590
Orica Ltd.	133,635	1,752,127
Origin Energy Ltd.	611,130	3,175,779
QBE Insurance Group Ltd.	468,018	4,268,815
Ramsay Health Care Ltd.	49,562	2,282,424
REA Group Ltd.	18,040	1,016,636
Rio Tinto Ltd.	131,939	8,892,997
Santos Ltd.	623,928	3,157,455
Scentre Group	1,868,846	5,041,209
SEEK Ltd.	122,454	1,572,804
Sonic Healthcare Ltd.	151,568	2,740,936
South32 Ltd.	1,769,858	4,180,087
Stockland	839,129	2,233,870
Suncorp Group Ltd.	475,506	4,449,905
Security	Number of Shares	Value ($)
Sydney Airport	390,321	2,098,033
Tabcorp Holdings Ltd.	693,850	2,342,915
Telstra Corp., Ltd.	1,469,937	3,501,159
The GPT Group	630,950	2,552,228
TPG Telecom Ltd.	127,512	605,898
Transurban Group	942,668	8,926,531
Treasury Wine Estates Ltd.	252,786	3,066,219
Vicinity Centres	1,124,282	2,016,213
Washington H Soul Pattinson & Co., Ltd.	37,939	615,335
Wesfarmers Ltd.	405,560	10,294,039
Westpac Banking Corp.	1,220,306	23,706,151
Woodside Petroleum Ltd.	333,075	8,303,468
Woolworths Group Ltd.	469,526	10,542,045
WorleyParsons Ltd.	110,838	1,116,886
		341,792,324

Austria 0.2%
ANDRITZ AG	25,822	1,233,156
Erste Group Bank AG	106,658	4,270,708
OMV AG	54,434	2,919,792
Raiffeisen Bank International AG	52,339	1,395,999
Verbund AG	23,583	1,171,063
voestalpine AG	40,375	1,299,027
		12,289,745

Belgium 1.0%
Ageas	65,455	3,458,998
Anheuser-Busch InBev S.A./N.V.	272,741	24,248,619
Colruyt S.A.	22,678	1,637,104
Groupe Bruxelles Lambert S.A.	28,820	2,759,809
KBC Group N.V.	88,389	6,561,633
Proximus	52,795	1,478,635
Solvay S.A.	26,372	3,179,823
Telenet Group Holding N.V.	18,167	964,900
UCB S.A.	44,821	3,562,326
Umicore S.A.	74,941	2,908,291
		50,760,138

Denmark 1.7%
AP Moeller - Maersk A/S, Series A	1,374	1,680,709
AP Moeller - Maersk A/S, Series B	2,281	2,940,424
Carlsberg A/S, Class B	38,449	4,971,487
Chr. Hansen Holding A/S	35,799	3,657,978
Coloplast A/S, Class B	42,895	4,633,579
Danske Bank A/S	253,289	4,501,897
Demant A/S *	35,986	1,137,027
DSV A/S	66,094	6,124,786
Genmab A/S *	22,205	3,686,211
H. Lundbeck A/S	23,910	1,008,009
ISS A/S	58,405	1,818,826
Novo Nordisk A/S, Class B	648,305	31,763,405
Novozymes A/S, B Shares	80,592	3,761,656
Orsted A/S	67,087	5,136,117
Pandora A/S	39,985	1,677,180

77
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tryg A/S	41,405	1,267,186
Vestas Wind Systems A/S	68,294	6,179,505
		85,945,982

Finland 1.0%
Elisa Oyj	53,323	2,262,503
Fortum Oyj	153,965	3,265,677
Kone Oyj, Class B	119,103	6,544,497
Metso Oyj	39,488	1,477,532
Neste Oyj	140,742	4,651,900
Nokia Oyj	2,028,474	10,658,844
Nokian Renkaat Oyj (a)	39,792	1,333,819
Orion Oyj, Class B	35,239	1,175,026
Sampo Oyj, A Shares	158,353	7,250,687
Stora Enso Oyj, R Shares	203,211	2,530,691
UPM-Kymmene Oyj	188,739	5,329,010
Wartsila Oyj Abp	155,462	2,489,329
		48,969,515

France 11.3%
Accor S.A.	64,908	2,734,400
Aeroports de Paris	10,344	2,107,203
Air Liquide S.A.	152,002	20,221,104
Airbus SE	207,304	28,386,064
Alstom S.A.	56,332	2,478,448
Amundi S.A.	23,050	1,658,383
ArcelorMittal	231,606	5,038,838
Arkema S.A.	24,689	2,534,982
Atos SE	33,660	3,470,708
AXA S.A. (a)	697,173	18,591,197
BioMerieux	14,251	1,131,874
BNP Paribas S.A.	398,531	21,215,037
Bollore S.A.	330,240	1,570,881
Bouygues S.A.	76,170	2,867,219
Bureau Veritas S.A.	94,004	2,382,878
Capgemini SE	56,175	6,817,076
Carrefour S.A.	208,943	4,070,670
Casino Guichard Perrachon S.A. (a)	19,672	805,341
CNP Assurances	66,187	1,563,387
Compagnie de Saint-Gobain	176,136	7,221,567
Compagnie Generale des Etablissements Michelin	60,387	7,808,674
Covivio	15,464	1,673,738
Credit Agricole S.A.	417,089	5,727,485
Danone S.A.	218,672	17,678,531
Dassault Aviation S.A.	862	1,304,240
Dassault Systemes SE	46,169	7,311,460
Edenred	87,803	4,139,714
Eiffage S.A.	27,028	2,822,026
Electricite de France S.A.	207,352	2,994,564
Engie S.A.	650,944	9,661,639
EssilorLuxottica S.A.	103,135	12,565,824
Eurazeo SE	16,045	1,259,288
Eurofins Scientific SE (a)	4,173	1,910,933
Eutelsat Communications S.A.	66,475	1,201,391
Faurecia S.A.	26,264	1,336,352
Gecina S.A.	15,857	2,369,256
Getlink SE	174,217	2,804,185
Hermes International	11,356	7,989,700
ICADE (a)	12,019	1,027,215
Iliad S.A.	9,225	939,816
Imerys S.A.	12,595	670,729
Ingenico Group S.A.	21,307	1,798,314
Ipsen S.A.	12,924	1,509,393
JCDecaux S.A.	26,452	866,322
Kering S.A.	26,897	15,916,418
Security	Number of Shares	Value ($)
Klepierre S.A.	75,290	2,675,356
L'Oreal S.A.	89,772	24,692,010
Legrand S.A.	93,968	6,911,618
LVMH Moet Hennessy Louis Vuitton SE	98,904	38,831,401
Natixis S.A.	333,026	1,962,436
Orange S.A.	718,274	11,225,582
Pernod-Ricard S.A.	75,471	13,159,650
Peugeot S.A.	210,816	5,527,359
Publicis Groupe S.A.	77,395	4,600,075
Remy Cointreau S.A.	8,794	1,171,767
Renault S.A.	69,452	4,738,459
Rexel S.A.	115,678	1,555,163
Safran S.A.	118,572	17,283,195
Sanofi	401,887	35,064,346
Sartorius Stedim Biotech	10,647	1,446,125
Schneider Electric SE	195,527	16,548,619
SCOR SE	57,470	2,346,189
SEB S.A.	8,571	1,570,303
SES S.A.	125,314	2,132,178
Societe BIC S.A.	8,402	723,802
Societe Generale S.A.	270,785	8,587,003
Sodexo S.A.	31,360	3,596,480
STMicroelectronics N.V.	248,459	4,562,880
Suez	130,676	1,835,743
Teleperformance	20,312	3,904,792
Thales S.A.	36,825	4,399,758
TOTAL S.A.	862,757	47,961,318
UbiSoft Entertainment S.A. *	30,606	2,924,042
Unibail-Rodamco-Westfield	49,964	8,588,076
Valeo S.A.	82,670	3,006,933
Veolia Environnement S.A.	196,608	4,650,264
Vinci S.A.	180,282	18,207,809
Vivendi S.A.	370,296	10,748,155
Wendel S.A.	9,974	1,381,497
		570,674,847

Germany 8.3%
1&1 Drillisch AG	22,004	820,353
adidas AG	64,050	16,498,510
Allianz SE	150,664	36,417,615
Aroundtown S.A.	267,854	2,176,187
Axel Springer SE	19,440	1,101,074
BASF SE	329,591	26,908,119
Bayer AG	333,716	22,210,728
Bayerische Motoren Werke AG	117,932	10,060,593
Beiersdorf AG	35,665	3,902,492
Brenntag AG	55,196	2,975,292
Commerzbank AG *	370,143	3,336,244
Continental AG	38,818	6,439,547
Covestro AG	66,614	3,660,279
Daimler AG	323,396	21,226,412
Delivery Hero SE *	35,935	1,656,121
Deutsche Bank AG	707,828	5,869,645
Deutsche Boerse AG	67,785	9,057,592
Deutsche Lufthansa AG	82,784	2,002,854
Deutsche Post AG	352,072	12,238,172
Deutsche Telekom AG	1,189,031	19,922,096
Deutsche Wohnen SE	125,104	5,635,366
E.ON SE	784,803	8,437,985
Evonik Industries AG	55,366	1,652,822
Fraport AG Frankfurt Airport Services Worldwide	14,981	1,247,095
Fresenius Medical Care AG & Co. KGaA	77,604	6,540,731
Fresenius SE & Co. KGaA	148,961	8,470,652
GEA Group AG	54,682	1,532,062

78
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hannover Rueck SE	21,566	3,256,677
HeidelbergCement AG	52,277	4,230,258
Henkel AG & Co. KGaA	37,261	3,553,166
HOCHTIEF AG	8,918	1,333,320
Hugo Boss AG	21,183	1,480,144
Infineon Technologies AG	405,580	9,614,516
Innogy SE	48,339	2,244,044
KION Group AG	24,718	1,700,416
LANXESS AG	30,711	1,778,439
Merck KGaA	45,929	4,895,595
METRO AG	65,086	1,105,910
MTU Aero Engines AG	18,619	4,392,775
Muenchener Rueckversicherungs-Gesellschaft AG	53,671	13,356,234
OSRAM Licht AG	34,355	1,181,640
ProSiebenSat.1 Media SE	82,277	1,300,680
Puma SE	3,030	1,874,245
QIAGEN N.V. *	82,573	3,197,297
RTL Group S.A.	13,511	761,319
RWE AG	181,355	4,651,763
SAP SE	351,145	45,265,505
Siemens AG	273,514	32,794,935
Siemens Healthineers AG	51,357	2,198,297
Symrise AG	43,850	4,214,913
Telefonica Deutschland Holding AG	301,657	979,829
ThyssenKrupp AG	148,752	2,097,199
Uniper SE	69,192	2,099,522
United Internet AG	42,877	1,723,864
Volkswagen AG	11,794	2,114,628
Vonovia SE	176,019	8,796,811
Wirecard AG	41,039	6,199,654
Zalando SE *	41,332	1,944,254
		418,334,487

Hong Kong 4.0%
AIA Group Ltd.	4,306,400	44,095,105
ASM Pacific Technology Ltd.	109,100	1,265,453
BeiGene Ltd. ADR *	11,258	1,398,581
BOC Hong Kong (Holdings) Ltd.	1,310,500	5,873,933
CK Asset Holdings Ltd.	905,525	7,280,909
CK Hutchison Holdings Ltd.	962,525	10,119,901
CK Infrastructure Holdings Ltd.	223,000	1,808,423
CLP Holdings Ltd.	588,080	6,674,510
Dairy Farm International Holdings Ltd.	116,800	914,965
Galaxy Entertainment Group Ltd.	842,000	6,305,933
Hang Lung Group Ltd.	324,000	966,299
Hang Lung Properties Ltd.	735,000	1,729,988
Hang Seng Bank Ltd.	268,336	7,050,156
Henderson Land Development Co., Ltd.	466,123	2,872,786
HK Electric Investments & HK Electric Investments Ltd.	931,500	912,811
HKT Trust & HKT Ltd.	1,286,000	1,993,392
Hong Kong & China Gas Co., Ltd.	3,251,328	7,761,759
Hong Kong Exchanges & Clearing Ltd.	425,313	14,774,865
Hongkong Land Holdings Ltd.	425,100	2,968,004
Hysan Development Co., Ltd.	208,000	1,165,784
Jardine Matheson Holdings Ltd.	78,400	5,161,078
Jardine Strategic Holdings Ltd.	76,500	2,893,930
Kerry Properties Ltd.	217,500	930,980
Link REIT	756,000	8,833,070
Melco Resorts & Entertainment Ltd. ADR	89,178	2,238,368
Security	Number of Shares	Value ($)
MGM China Holdings Ltd.	331,600	684,544
Minth Group Ltd. (a)	262,000	828,308
MTR Corp., Ltd.	539,842	3,216,070
New World Development Co., Ltd.	2,140,113	3,545,548
NWS Holdings Ltd.	603,000	1,253,955
PCCW Ltd.	1,551,000	935,221
Power Assets Holdings Ltd.	490,500	3,421,321
Sands China Ltd.	886,000	4,876,687
Shangri-La Asia Ltd.	448,000	635,167
Sino Land Co., Ltd.	1,219,765	2,145,634
SJM Holdings Ltd.	706,000	853,691
Sun Hung Kai Properties Ltd.	570,104	9,839,048
Swire Pacific Ltd., Class A	181,090	2,293,226
Swire Properties Ltd.	436,000	1,774,220
Techtronic Industries Co., Ltd.	487,000	3,524,175
The Bank of East Asia Ltd.	474,569	1,497,980
The Wharf Holdings Ltd.	459,100	1,319,438
WH Group Ltd.	3,061,000	3,621,815
Wharf Real Estate Investment Co., Ltd.	436,100	3,342,393
Wheelock & Co., Ltd.	298,000	2,123,671
Wynn Macau Ltd.	548,000	1,576,690
Yue Yuen Industrial Holdings Ltd.	291,500	941,539
		202,241,324

Ireland 0.6%
AIB Group plc	300,432	1,395,768
Bank of Ireland Group plc	329,525	2,106,493
CRH plc	292,453	9,838,325
Kerry Group plc, Class A	55,850	6,251,611
Kingspan Group plc	53,413	2,808,490
Paddy Power Betfair plc	28,684	2,402,604
Ryanair Holdings plc *	51,137	684,535
Smurfit Kappa Group plc	77,382	2,269,176
		27,757,002

Israel 0.5%
Azrieli Group Ltd.	15,758	897,776
Bank Hapoalim B.M.	372,290	2,740,728
Bank Leumi Le-Israel B.M.	529,019	3,622,691
Bezeq The Israeli Telecommunication Corp., Ltd.	671,659	459,463
Check Point Software Technologies Ltd. *	44,648	5,391,693
Elbit Systems Ltd.	8,807	1,227,692
Israel Chemicals Ltd.	255,462	1,356,449
Mizrahi Tefahot Bank Ltd.	46,535	1,007,347
Nice Ltd. *	22,157	3,052,253
Teva Pharmaceutical Industries Ltd. ADR *	340,842	5,187,615
Wix.com Ltd. *	15,258	2,047,013
		26,990,720

Italy 2.3%
Assicurazioni Generali S.p.A.	413,830	8,029,146
Atlantia S.p.A.	181,509	4,955,328
CNH Industrial N.V.	351,727	3,823,934
Davide Campari-Milano S.p.A.	205,341	2,071,476
Enel S.p.A.	2,886,207	18,275,930
Eni S.p.A.	902,621	15,381,690
EXOR N.V.	41,064	2,738,257
Ferrari N.V.	43,418	5,888,850
Fiat Chrysler Automobiles N.V.	390,523	6,018,504
Intesa Sanpaolo S.p.A.	5,316,334	13,928,882
Leonardo S.p.A.	137,608	1,591,410

79
Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mediobanca S.p.A.	233,687	2,476,920
Moncler S.p.A.	62,121	2,554,059
Pirelli & C S.p.A. *	144,810	1,058,615
Poste Italiane S.p.A	176,756	1,889,064
Prysmian S.p.A.	84,797	1,637,301
Recordati S.p.A.	36,452	1,472,943
Snam S.p.A.	801,156	4,078,593
Telecom Italia S.p.A. *	3,909,262	2,188,308
Telecom Italia S.p.A. - RSP	2,225,747	1,162,224
Tenaris S.A.	166,430	2,307,026
Terna - Rete Elettrica Nationale S.p.A.	503,205	3,018,808
UniCredit S.p.A.	720,932	9,980,658
		116,527,926

Japan 23.6%
ABC-Mart, Inc.	11,880	738,340
Acom Co., Ltd.	128,700	452,264
Aeon Co., Ltd.	215,100	3,976,458
AEON Financial Service Co., Ltd.	38,700	803,471
Aeon Mall Co., Ltd.	33,600	515,859
AGC, Inc.	63,500	2,166,480
Air Water, Inc.	50,900	776,410
Aisin Seiki Co., Ltd.	56,000	2,166,355
Ajinomoto Co., Inc.	156,800	2,536,949
Alfresa Holdings Corp.	68,500	1,911,419
Alps Alpine Co., Ltd.	77,500	1,639,029
Amada Holdings Co., Ltd.	120,700	1,353,058
ANA Holdings, Inc.	39,000	1,364,872
Aozora Bank Ltd.	42,200	1,031,095
Asahi Group Holdings Ltd.	128,100	5,585,580
Asahi Intecc Co., Ltd.	36,800	1,864,250
Asahi Kasei Corp.	447,600	4,613,128
Asics Corp.	55,200	680,052
Astellas Pharma, Inc.	674,150	9,130,599
Bandai Namco Holdings, Inc.	72,400	3,470,917
Benesse Holdings, Inc.	29,700	821,141
Bridgestone Corp.	221,057	8,769,414
Brother Industries Ltd.	84,600	1,670,424
Calbee, Inc.	31,900	883,322
Canon, Inc.	355,895	9,875,397
Casio Computer Co., Ltd.	65,000	818,753
Central Japan Railway Co.	51,400	11,053,022
Chubu Electric Power Co., Inc.	209,900	3,052,268
Chugai Pharmaceutical Co., Ltd.	79,300	5,028,918
Coca-Cola Bottlers Japan Holdings, Inc.	47,200	1,165,463
Concordia Financial Group Ltd.	382,800	1,494,489
Credit Saison Co., Ltd.	56,400	721,614
CyberAgent, Inc.	34,800	1,394,930
Dai Nippon Printing Co., Ltd.	84,300	2,001,116
Dai-ichi Life Holdings, Inc.	377,300	5,446,254
Daicel Corp.	87,700	983,876
Daifuku Co., Ltd.	35,700	2,196,288
Daiichi Sankyo Co., Ltd.	204,200	10,096,553
Daikin Industries Ltd.	89,600	11,407,825
Daito Trust Construction Co., Ltd.	24,900	3,334,194
Daiwa House Industry Co., Ltd.	199,000	5,577,870
Daiwa House REIT Investment Corp.	677	1,554,580
Daiwa Securities Group, Inc.	588,900	2,741,230
Dena Co., Ltd.	39,500	616,863
Denso Corp.	151,600	6,624,161
Dentsu, Inc.	76,000	3,109,935
Disco Corp.	9,700	1,678,553
East Japan Railway Co.	110,360	10,400,529
Eisai Co., Ltd.	90,700	5,281,522
Electric Power Development Co., Ltd.	55,600	1,292,446
Security	Number of Shares	Value ($)
FamilyMart UNY Holdings Co., Ltd.	92,900	2,477,325
Fanuc Corp.	69,600	13,076,129
Fast Retailing Co., Ltd.	20,800	12,034,679
Fuji Electric Co., Ltd.	50,200	1,779,640
FUJIFILM Holdings Corp.	138,311	6,461,373
Fujitsu Ltd.	69,500	5,102,314
Fukuoka Financial Group, Inc.	57,100	1,332,843
Hakuhodo DY Holdings, Inc.	80,200	1,356,015
Hamamatsu Photonics K.K.	48,300	1,965,879
Hankyu Hanshin Holdings, Inc.	84,900	3,174,159
Hikari Tsushin, Inc.	7,400	1,372,025
Hino Motors Ltd.	91,400	866,516
Hirose Electric Co., Ltd.	10,564	1,224,365
Hisamitsu Pharmaceutical Co., Inc.	20,200	859,206
Hitachi Chemical Co., Ltd.	35,300	941,516
Hitachi Construction Machinery Co., Ltd.	36,700	985,526
Hitachi High-Technologies Corp.	23,600	1,051,898
Hitachi Ltd.	345,815	11,501,193
Hitachi Metals Ltd.	70,900	819,520
Honda Motor Co., Ltd.	577,439	16,112,241
Hoshizaki Corp.	18,400	1,192,918
Hoya Corp.	137,507	9,711,792
Hulic Co., Ltd.	103,700	894,636
Idemitsu Kosan Co., Ltd.	74,803	2,430,498
IHI Corp.	50,000	1,193,671
Iida Group Holdings Co., Ltd.	48,900	828,633
Inpex Corp.	354,400	3,447,892
Isetan Mitsukoshi Holdings Ltd.	114,700	1,093,389
Isuzu Motors Ltd.	195,000	2,808,534
ITOCHU Corp.	475,200	8,574,247
J. Front Retailing Co., Ltd.	80,700	986,063
Japan Airlines Co., Ltd.	39,400	1,284,967
Japan Airport Terminal Co., Ltd.	15,900	672,386
Japan Exchange Group, Inc.	184,500	3,012,812
Japan Post Bank Co., Ltd.	149,700	1,648,246
Japan Post Holdings Co., Ltd.	569,100	6,373,717
Japan Prime Realty Investment Corp.	277	1,107,488
Japan Real Estate Investment Corp.	468	2,594,198
Japan Retail Fund Investment Corp.	937	1,790,447
Japan Tobacco, Inc.	391,600	9,048,943
JFE Holdings, Inc.	173,100	2,978,678
JGC Corp.	77,200	1,112,333
JSR Corp.	66,800	1,019,268
JTEKT Corp.	68,100	878,470
JXTG Holdings, Inc.	1,137,500	5,534,152
Kajima Corp.	160,300	2,379,188
Kakaku.com, Inc.	54,000	1,112,535
Kamigumi Co., Ltd.	40,300	962,711
Kaneka Corp.	17,600	679,618
Kansai Paint Co., Ltd.	67,500	1,286,980
Kao Corp.	172,719	13,333,464
Kawasaki Heavy Industries Ltd.	53,500	1,249,920
KDDI Corp.	630,000	14,519,952
Keihan Holdings Co., Ltd.	34,400	1,464,960
Keikyu Corp.	81,200	1,387,374
Keio Corp.	35,300	2,131,386
Keisei Electric Railway Co., Ltd.	48,100	1,687,139
Keyence Corp.	34,500	21,555,373
Kikkoman Corp.	50,000	2,328,258
Kintetsu Group Holdings Co., Ltd.	58,500	2,600,239
Kirin Holdings Co., Ltd.	290,600	6,610,704
Kobayashi Pharmaceutical Co., Ltd.	16,800	1,339,787
Kobe Steel Ltd.	108,500	830,890
Koito Manufacturing Co., Ltd.	39,000	2,335,348
Komatsu Ltd.	326,309	8,428,691
Konami Holdings Corp.	34,000	1,548,213
Konica Minolta, Inc.	166,400	1,670,927

80
Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kose Corp.	11,100	2,079,317
Kubota Corp.	350,100	5,330,359
Kuraray Co., Ltd.	121,500	1,632,443
Kurita Water Industries Ltd.	37,700	981,374
Kyocera Corp.	116,400	7,564,189
Kyowa Hakko Kirin Co., Ltd.	88,500	1,721,615
Kyushu Electric Power Co., Inc.	134,100	1,298,651
Kyushu Railway Co.	56,800	1,850,784
Lawson, Inc.	18,000	840,422
LINE Corp. *	26,000	871,115
Lion Corp.	81,300	1,673,503
LIXIL Group Corp.	88,200	1,152,287
M3, Inc.	151,500	2,704,529
Makita Corp.	78,900	2,878,541
Marubeni Corp.	562,900	4,033,508
Marui Group Co., Ltd.	63,900	1,299,793
Maruichi Steel Tube Ltd.	20,600	569,524
Mazda Motor Corp.	206,800	2,447,468
McDonald's Holdings Co., Ltd.	23,600	1,092,881
Mebuki Financial Group, Inc.	286,480	730,406
Medipal Holdings Corp.	60,000	1,349,179
MEIJI Holdings Co., Ltd.	43,600	3,436,812
Minebea Mitsumi, Inc.	143,100	2,552,132
MISUMI Group, Inc.	99,600	2,600,665
Mitsubishi Chemical Holdings Corp.	464,800	3,313,860
Mitsubishi Corp.	480,400	13,233,903
Mitsubishi Electric Corp.	656,600	9,395,901
Mitsubishi Estate Co., Ltd.	428,702	7,249,325
Mitsubishi Gas Chemical Co., Inc.	58,400	876,750
Mitsubishi Heavy Industries Ltd.	107,700	4,488,401
Mitsubishi Materials Corp.	40,600	1,055,972
Mitsubishi Motors Corp.	230,900	1,296,628
Mitsubishi Tanabe Pharma Corp.	89,500	1,126,545
Mitsubishi UFJ Financial Group, Inc.	4,182,109	20,749,639
Mitsubishi UFJ Lease & Finance Co., Ltd.	144,700	737,815
Mitsui & Co., Ltd.	583,300	9,434,636
Mitsui Chemicals, Inc.	64,100	1,575,700
Mitsui Fudosan Co., Ltd.	322,877	7,478,452
Mitsui O.S.K. Lines Ltd.	39,300	1,000,319
Mizuho Financial Group, Inc.	8,617,934	13,458,864
MonotaRO Co., Ltd.	49,800	1,146,772
MS&AD Insurance Group Holdings, Inc.	168,662	5,242,638
Murata Manufacturing Co., Ltd.	190,100	9,545,615
Nabtesco Corp.	40,600	1,244,954
Nagoya Railroad Co., Ltd.	64,200	1,740,139
NEC Corp.	94,400	3,188,175
Nexon Co., Ltd. *	157,300	2,239,196
NGK Insulators Ltd.	91,200	1,354,666
NGK Spark Plug Co., Ltd.	52,100	1,015,847
NH Foods Ltd.	35,300	1,422,636
Nidec Corp.	81,500	11,641,342
Nikon Corp.	111,000	1,547,982
Nintendo Co., Ltd.	40,439	13,927,820
Nippon Building Fund, Inc.	488	3,142,430
Nippon Electric Glass Co., Ltd.	29,800	818,874
Nippon Express Co., Ltd.	26,400	1,451,828
Nippon Paint Holdings Co., Ltd.	50,400	1,919,546
Nippon Prologis REIT, Inc.	588	1,262,715
Nippon Steel Corp.	283,941	5,078,790
Nippon Telegraph & Telephone Corp.	226,656	9,430,792
Nippon Yusen K.K.	51,500	880,027
Nissan Chemical Corp.	46,100	2,053,824
Nissan Motor Co., Ltd.	825,396	6,626,312
Nisshin Seifun Group, Inc.	72,700	1,695,204
Nissin Foods Holdings Co., Ltd.	22,500	1,489,083
Nitori Holdings Co., Ltd.	28,300	3,376,263
Security	Number of Shares	Value ($)
Nitto Denko Corp.	59,500	3,217,000
Nomura Holdings, Inc.	1,220,800	4,622,215
Nomura Real Estate Holdings, Inc.	47,800	1,016,479
Nomura Real Estate Master Fund, Inc.	1,342	1,966,342
Nomura Research Institute Ltd.	40,300	1,972,641
NSK Ltd.	116,800	1,213,979
NTT Data Corp.	229,300	2,673,867
NTT DOCOMO, Inc.	475,500	10,325,757
Obayashi Corp.	223,700	2,199,106
Obic Co., Ltd.	22,800	2,646,974
Odakyu Electric Railway Co., Ltd.	103,100	2,428,521
Oji Holdings Corp.	304,000	1,824,143
Olympus Corp.	426,000	4,781,256
Omron Corp.	70,300	3,776,097
Ono Pharmaceutical Co., Ltd.	134,700	2,530,370
Oracle Corp., Japan	13,000	891,380
Oriental Land Co., Ltd.	72,400	8,008,083
ORIX Corp.	469,000	6,643,775
Osaka Gas Co., Ltd.	130,600	2,415,958
Otsuka Corp.	35,800	1,408,122
Otsuka Holdings Co., Ltd.	137,100	4,901,267
Pan Pacific International Holdings Corp.	40,800	2,629,326
Panasonic Corp.	798,812	7,355,615
Park24 Co., Ltd.	39,000	820,540
Persol Holdings Co., Ltd.	69,000	1,300,609
Pigeon Corp.	43,500	1,862,481
Pola Orbis Holdings, Inc.	32,200	1,016,420
Rakuten, Inc.	296,120	3,312,845
Recruit Holdings Co., Ltd.	397,000	11,955,202
Renesas Electronics Corp. *	304,300	1,629,735
Resona Holdings, Inc.	721,400	3,062,429
Ricoh Co., Ltd.	237,400	2,401,764
Rinnai Corp.	12,200	823,060
Rohm Co., Ltd.	32,700	2,411,309
Ryohin Keikaku Co., Ltd.	8,100	1,545,026
Sankyo Co., Ltd.	16,700	659,539
Santen Pharmaceutical Co., Ltd.	133,000	2,031,668
SBI Holdings, Inc.	85,590	1,835,168
Secom Co., Ltd.	75,100	6,318,259
Sega Sammy Holdings, Inc.	57,400	727,050
Seibu Holdings, Inc.	76,700	1,248,558
Seiko Epson Corp.	94,800	1,520,498
Sekisui Chemical Co., Ltd.	136,200	2,186,486
Sekisui House Ltd.	221,800	3,576,141
Seven & i Holdings Co., Ltd.	265,203	9,177,958
Seven Bank Ltd.	211,400	575,098
SG Holdings Co., Ltd.	34,100	913,162
Sharp Corp.	83,400	930,368
Shimadzu Corp.	77,000	2,065,392
Shimamura Co., Ltd.	7,700	574,143
Shimano, Inc.	26,100	3,836,265
Shimizu Corp.	196,600	1,683,932
Shin-Etsu Chemical Co., Ltd.	130,660	12,376,700
Shinsei Bank Ltd. *	52,100	726,498
Shionogi & Co., Ltd.	96,600	5,642,696
Shiseido Co., Ltd.	134,100	10,548,034
Showa Denko K.K.	47,400	1,618,238
SMC Corp.	20,700	8,645,659
Softbank Corp.	607,300	7,149,318
SoftBank Group Corp.	294,800	31,258,034
Sohgo Security Services Co., Ltd.	25,300	1,130,433
Sompo Holdings, Inc.	110,900	4,185,716
Sony Corp.	450,500	22,690,829
Sony Financial Holdings, Inc.	59,700	1,227,494
Stanley Electric Co., Ltd.	48,500	1,314,983
Subaru Corp.	218,100	5,344,528

81
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sumco Corp.	91,200	1,203,097
Sumitomo Chemical Co., Ltd.	537,600	2,682,087
Sumitomo Corp.	423,800	6,074,251
Sumitomo Dainippon Pharma Co., Ltd.	57,400	1,268,143
Sumitomo Electric Industries Ltd.	259,200	3,448,833
Sumitomo Heavy Industries Ltd.	37,400	1,329,843
Sumitomo Metal Mining Co., Ltd.	84,900	2,670,432
Sumitomo Mitsui Financial Group, Inc.	472,246	17,164,348
Sumitomo Mitsui Trust Holdings, Inc.	114,600	3,998,527
Sumitomo Realty & Development Co., Ltd.	127,300	4,706,288
Sumitomo Rubber Industries Ltd.	59,100	726,713
Sundrug Co., Ltd.	25,100	672,944
Suntory Beverage & Food Ltd.	48,200	2,131,364
Suzuken Co., Ltd.	25,300	1,458,808
Suzuki Motor Corp.	123,500	5,635,756
Sysmex Corp.	58,600	3,357,901
T&D Holdings, Inc.	191,300	2,071,987
Taiheiyo Cement Corp.	43,000	1,386,698
Taisei Corp.	76,200	3,352,806
Taisho Pharmaceutical Holdings Co., Ltd.	13,900	1,285,752
Taiyo Nippon Sanso Corp.	44,900	748,109
Takashimaya Co., Ltd.	46,800	526,228
Takeda Pharmaceutical Co., Ltd.	525,090	19,376,727
TDK Corp.	44,800	3,925,110
Teijin Ltd.	59,400	1,021,806
Terumo Corp.	215,200	6,494,445
The Bank of Kyoto Ltd.	18,800	814,689
The Chiba Bank Ltd.	204,000	1,071,494
The Chugoku Electric Power Co., Inc.	99,200	1,184,409
The Kansai Electric Power Co., Inc.	258,700	3,129,818
The Shizuoka Bank Ltd.	164,200	1,261,689
The Yokohama Rubber Co., Ltd.	43,000	810,238
THK Co., Ltd.	44,300	1,171,462
Tobu Railway Co., Ltd.	66,700	1,888,693
Toho Co., Ltd.	39,500	1,658,774
Toho Gas Co., Ltd.	25,400	1,047,235
Tohoku Electric Power Co., Inc.	155,800	1,783,501
Tokio Marine Holdings, Inc.	232,499	11,779,625
Tokyo Century Corp.	15,400	712,251
Tokyo Electric Power Co. Holdings, Inc. *	531,990	3,004,879
Tokyo Electron Ltd.	55,800	8,857,324
Tokyo Gas Co., Ltd.	132,540	3,372,101
Tokyu Corp.	179,300	2,927,177
Tokyu Fudosan Holdings Corp.	214,600	1,210,740
Toppan Printing Co., Ltd.	93,400	1,515,980
Toray Industries, Inc.	479,700	3,282,623
Toshiba Corp.	235,917	7,861,114
Tosoh Corp.	98,500	1,588,178
TOTO Ltd.	48,700	2,064,286
Toyo Seikan Group Holdings Ltd.	59,300	1,189,037
Toyo Suisan Kaisha Ltd.	30,800	1,176,078
Toyoda Gosei Co., Ltd.	23,300	485,041
Toyota Industries Corp.	56,900	3,225,303
Toyota Motor Corp.	815,903	50,512,916
Toyota Tsusho Corp.	75,700	2,514,431
Trend Micro, Inc.	42,000	2,099,659
Tsuruha Holdings, Inc.	12,700	1,082,368
Unicharm Corp.	142,100	4,689,557
United Urban Investment Corp.	1,092	1,743,429
USS Co., Ltd.	82,300	1,579,816
Welcia Holdings Co., Ltd.	16,400	646,452
West Japan Railway Co.	57,500	4,276,498
Security	Number of Shares	Value ($)
Yahoo Japan Corp.	1,001,300	2,672,939
Yakult Honsha Co., Ltd.	41,200	2,812,952
Yamada Denki Co., Ltd.	219,600	1,040,998
Yamaguchi Financial Group, Inc.	67,000	495,713
Yamaha Corp.	47,500	2,466,314
Yamaha Motor Co., Ltd.	96,900	1,998,273
Yamato Holdings Co., Ltd.	110,800	2,406,983
Yamazaki Baking Co., Ltd.	41,200	613,766
Yaskawa Electric Corp.	87,600	3,261,155
Yokogawa Electric Corp.	84,100	1,761,143
ZOZO, Inc.	67,500	1,199,033
		1,185,649,284

Netherlands 3.6%
ABN AMRO Group N.V. CVA	150,467	3,543,841
Adyen N.V. *	3,811	3,105,957
Aegon N.V.	666,880	3,481,214
AerCap Holdings N.V. *	45,580	2,262,591
Akzo Nobel N.V.	79,936	6,791,805
ASML Holding N.V.	146,339	30,557,159
Coca-Cola European Partners plc *	78,041	4,182,217
Heineken Holding N.V.	40,473	4,120,312
Heineken N.V.	92,415	9,990,740
ING Groep N.V.	1,394,369	17,792,184
Koninklijke Ahold Delhaize N.V.	426,790	10,286,315
Koninklijke DSM N.V.	64,478	7,374,455
Koninklijke KPN N.V.	1,183,127	3,636,168
Koninklijke Philips N.V.	328,408	14,103,062
Koninklijke Vopak N.V.	23,616	1,054,526
NN Group N.V.	108,701	4,743,672
NXP Semiconductors N.V.	121,021	12,782,238
Randstad N.V.	41,762	2,388,420
Unilever N.V. CVA	550,616	33,314,779
Wolters Kluwer N.V.	98,698	6,888,871
		182,400,526

New Zealand 0.2%
a2 Milk Co., Ltd. *	271,614	3,053,376
Auckland International Airport Ltd.	352,489	1,876,535
Fisher & Paykel Healthcare Corp., Ltd.	213,767	2,261,410
Fletcher Building Ltd.	296,856	1,022,764
Meridian Energy Ltd.	422,027	1,146,386
Ryman Healthcare Ltd.	142,738	1,159,151
Spark New Zealand Ltd. (a)	628,248	1,541,515
		12,061,137

Norway 0.7%
Aker BP A.S.A.	36,170	1,193,880
DNB A.S.A.	340,419	6,545,985
Equinor A.S.A.	408,051	9,096,121
Gjensidige Forsikring A.S.A.	75,317	1,464,606
Mowi A.S.A. *	157,684	3,421,032
Norsk Hydro A.S.A.	484,158	2,085,308
Orkla A.S.A.	302,634	2,375,234
Schibsted A.S.A., B Shares	37,970	908,381
Telenor A.S.A.	259,382	5,214,060
Yara International A.S.A.	65,698	2,970,471
		35,275,078

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP - Energias de Portugal S.A.	935,585	3,550,233

82
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Galp Energia, SGPS, S.A.	177,836	2,981,645
Jeronimo Martins, SGPS, S.A.	86,083	1,401,917
		7,933,795

Singapore 1.4%
Ascendas Real Estate Investment Trust	981,900	2,168,989
CapitaLand Commercial Trust	876,700	1,252,537
CapitaLand Ltd.	877,800	2,281,062
CapitaLand Mall Trust	949,300	1,690,312
City Developments Ltd.	139,100	915,581
ComfortDelGro Corp., Ltd.	750,800	1,487,097
DBS Group Holdings Ltd.	641,646	13,343,308
Genting Singapore Ltd.	2,174,400	1,576,695
Golden Agri-Resources Ltd.	2,252,500	478,931
Jardine Cycle & Carriage Ltd.	35,600	930,241
Keppel Corp., Ltd.	555,500	2,768,281
Oversea-Chinese Banking Corp., Ltd.	1,137,706	10,134,965
SATS Ltd.	251,300	966,509
Sembcorp Industries Ltd.	337,200	659,443
Singapore Airlines Ltd.	199,700	1,422,928
Singapore Exchange Ltd.	293,100	1,591,437
Singapore Press Holdings Ltd.	542,400	1,002,462
Singapore Technologies Engineering Ltd.	536,500	1,563,364
Singapore Telecommunications Ltd.	2,867,237	6,688,814
Suntec Real Estate Investment Trust	763,800	1,038,918
United Overseas Bank Ltd.	482,033	9,871,297
UOL Group Ltd.	166,967	931,886
Venture Corp., Ltd.	95,200	1,193,918
Wilmar International Ltd.	673,900	1,802,266
Yangzijiang Shipbuilding Holdings Ltd.	842,600	974,207
		68,735,448

Spain 3.0%
ACS Actividades de Construccion y Servicios S.A.	90,824	4,176,652
Aena SME S.A.	23,535	4,369,690
Amadeus IT Group S.A.	156,193	12,448,057
Banco Bilbao Vizcaya Argentaria S.A.	2,394,132	14,558,354
Banco De Sabadell S.A.	1,986,788	2,313,286
Banco Santander S.A.	5,765,547	29,227,723
Bankia S.A.	484,796	1,342,722
Bankinter S.A.	233,346	1,865,180
CaixaBank S.A.	1,317,630	4,199,937
Enagas S.A.	79,388	2,264,570
Endesa S.A.	112,589	2,808,911
Ferrovial S.A.	180,478	4,450,521
Grifols S.A.	104,325	2,899,327
Iberdrola S.A.	2,204,463	20,032,814
Industria de Diseno Textil S.A.	392,349	11,879,781
Mapfre S.A.	369,050	1,108,695
Naturgy Energy Group S.A.	128,396	3,655,216
Red Electrica Corp. S.A.	152,093	3,156,519
Repsol S.A.	497,694	8,445,218
Siemens Gamesa Renewable Energy S.A.	83,038	1,491,400
Telefonica S.A.	1,661,264	13,850,542
		150,545,115

Sweden 2.7%
Alfa Laval AB	100,193	2,325,645
Assa Abloy AB, Class B	359,316	7,681,298
Security	Number of Shares	Value ($)
Atlas Copco AB, A Shares	239,837	7,486,345
Atlas Copco AB, B Shares	136,494	3,887,646
Boliden AB	97,186	2,892,248
Electrolux AB, B Shares	86,372	2,116,833
Epiroc AB, Class A *	237,285	2,452,957
Epiroc AB, Class B *	137,305	1,358,738
Essity AB, Class B	214,547	6,361,512
Hennes & Mauritz AB, B Shares	314,662	5,490,521
Hexagon AB, B Shares	91,374	4,991,961
Husqvarna AB, B Shares	154,895	1,414,250
ICA Gruppen AB	27,425	991,928
Industrivarden AB, C Shares	55,379	1,246,285
Investor AB, B Shares	161,828	7,717,848
Kinnevik AB, Class B	84,914	2,474,507
LE Lundbergfortagen AB, B Shares	28,402	971,408
Lundin Petroleum AB	67,414	2,195,418
Millicom International Cellular S.A. SDR *	22,945	1,342,099
Nordea Bank Abp	1,083,036	8,520,624
Sandvik AB	398,609	7,381,593
Securitas AB, B Shares	106,175	1,856,632
Skandinaviska Enskilda Banken AB, A Shares	571,276	5,454,316
Skanska AB, B Shares	119,749	2,085,329
SKF AB, B Shares	130,882	2,429,428
Svenska Handelsbanken AB, A Shares	549,543	6,002,707
Swedbank AB, A Shares	316,656	5,173,910
Swedish Match AB	63,050	3,074,291
Tele2 AB, B Shares	185,580	2,479,263
Telefonaktiebolaget LM Ericsson, B Shares	1,097,445	10,856,116
Telia Co. AB	1,014,244	4,321,212
Volvo AB, B Shares	556,905	8,925,196
		133,960,064

Switzerland 8.7%
ABB Ltd.	654,443	13,461,048
Adecco Group AG	55,359	3,180,539
Alcon, Inc. *	153,159	8,820,227
Baloise Holding AG	18,027	3,090,572
Barry Callebaut AG	830	1,521,842
Chocoladefabriken Lindt & Spruengli AG	37	2,806,909
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	385	2,558,616
Cie Financiere Richemont S.A.	186,922	13,664,436
Clariant AG *	70,720	1,455,023
Credit Suisse Group AG *	907,918	12,074,302
Dufry AG *	11,198	1,095,962
EMS-Chemie Holding AG	2,933	1,776,192
Geberit AG	13,424	5,628,802
Givaudan S.A.	3,289	8,516,223
Julius Baer Group Ltd. *	78,953	3,813,815
Kuehne & Nagel International AG	19,314	2,807,382
LafargeHolcim Ltd. *	171,081	8,782,860
Lonza Group AG *	26,293	8,120,044
Nestle S.A.	1,090,236	104,965,309
Novartis AG	772,976	63,337,704
Pargesa Holding S.A.	13,070	1,027,157
Partners Group Holding AG	6,109	4,607,803
Roche Holding AG	250,222	66,024,399
Schindler Holding AG	21,141	4,544,263
SGS S.A.	1,871	4,936,728
Sika AG	46,658	7,149,033
Sonova Holding AG	19,451	3,928,754

83
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Straumann Holding AG	3,689	2,981,340
Swiss Life Holding AG *	12,086	5,681,971
Swiss Prime Site AG *	27,291	2,191,586
Swiss Re AG	110,477	10,636,482
Swisscom AG (a)	9,144	4,260,685
Temenos AG *	21,013	3,495,463
The Swatch Group AG	18,643	1,093,946
The Swatch Group AG - Bearer Shares	11,078	3,380,882
UBS Group AG *	1,384,592	18,566,625
Vifor Pharma AG	16,082	2,100,134
Zurich Insurance Group AG	53,716	17,122,927
		435,207,985

United Kingdom 16.8%
3i Group plc	338,002	4,729,466
Admiral Group plc	69,074	1,989,627
Anglo American plc	378,446	9,820,560
Antofagasta plc	147,159	1,749,392
Ashtead Group plc	169,367	4,702,853
Associated British Foods plc	130,474	4,358,141
AstraZeneca plc	452,642	33,721,739
Auto Trader Group plc	334,934	2,475,953
Aviva plc	1,367,558	7,680,379
Babcock International Group plc	88,680	608,757
BAE Systems plc	1,155,419	7,426,200
Barclays plc	6,098,988	13,088,459
Barratt Developments plc	355,943	2,800,147
BHP Group plc	749,397	17,689,187
BP plc	7,154,748	52,027,173
British American Tobacco plc	816,972	31,983,571
BT Group plc	3,027,638	9,034,511
Bunzl plc	120,810	3,643,762
Burberry Group plc	145,889	3,845,196
Carnival plc	60,193	3,191,108
Centrica plc	2,042,688	2,839,678
Coca-Cola HBC AG *	71,813	2,572,002
Compass Group plc	562,455	12,798,023
ConvaTec Group plc	459,155	831,618
Croda International plc	45,464	3,079,695
DCC plc	35,068	3,138,947
Diageo plc	867,085	36,554,329
Direct Line Insurance Group plc	479,254	2,062,253
easyJet plc	53,857	816,037
Experian plc	324,398	9,442,872
Ferguson plc	81,717	5,815,463
Fresnillo plc	73,923	724,023
G4S plc	598,639	1,691,939
GlaxoSmithKline plc	1,772,770	36,418,398
Glencore plc *	4,000,824	15,873,500
GVC Holdings plc	189,684	1,618,660
Hammerson plc	274,751	1,155,977
Hargreaves Lansdown plc	104,346	3,082,265
HSBC Holdings plc	7,142,303	62,230,634
Imperial Brands plc	339,655	10,807,203
Informa plc	456,703	4,643,772
InterContinental Hotels Group plc	60,501	3,918,656
Intertek Group plc	57,213	4,001,694
Investec plc	241,081	1,530,022
ITV plc	1,343,280	2,398,607
J. Sainsbury plc	664,952	1,931,842
John Wood Group plc	234,019	1,434,712
Johnson Matthey plc	66,634	2,906,869
Kingfisher plc	773,561	2,667,382
Land Securities Group plc	253,674	3,057,261
Legal & General Group plc	2,120,854	7,712,548
Lloyds Banking Group plc	25,360,025	20,740,318
Security	Number of Shares	Value ($)
London Stock Exchange Group plc	110,305	7,231,959
Marks & Spencer Group plc	570,793	2,129,205
Meggitt plc	273,939	1,949,301
Melrose Industries plc	1,772,402	4,689,684
Merlin Entertainments plc	247,676	1,184,409
Micro Focus International plc	124,049	3,144,530
Mondi plc	132,530	2,912,381
National Grid plc	1,222,282	13,391,234
Next plc	51,181	3,853,607
NMC Health plc	35,412	1,307,690
Pearson plc	284,312	3,079,921
Persimmon plc	114,778	3,352,992
Prudential plc	920,305	20,910,593
Reckitt Benckiser Group plc	237,772	19,237,284
RELX plc	699,065	16,061,455
Rio Tinto plc	409,773	23,905,775
Rolls-Royce Holdings plc *	607,154	7,270,994
Royal Bank of Scotland Group plc	1,747,374	5,471,609
Royal Dutch Shell plc, A Shares	1,608,482	51,248,533
Royal Dutch Shell plc, B Shares	1,332,009	42,988,389
Royal Mail plc	300,009	989,908
RSA Insurance Group plc	363,145	2,574,375
Schroders plc	45,614	1,887,823
Segro plc	390,992	3,464,416
Severn Trent plc	82,813	2,204,358
Smith & Nephew plc	315,678	6,102,839
Smiths Group plc	142,467	2,836,454
SSE plc	367,265	5,495,248
St. James's Place plc	179,909	2,640,224
Standard Chartered plc	998,467	9,129,156
Standard Life Aberdeen plc	891,463	3,248,062
Taylor Wimpey plc	1,130,736	2,680,757
Tesco plc	3,487,165	11,377,364
The Berkeley Group Holdings plc	45,035	2,209,265
The British Land Co., plc	338,078	2,623,036
The Sage Group plc	384,398	3,643,766
The Weir Group plc	86,864	1,887,979
TUI AG	165,147	1,838,984
Unilever plc	397,001	24,064,246
United Utilities Group plc	235,373	2,553,333
Vodafone Group plc	9,486,432	17,596,135
Whitbread plc	64,958	3,781,802
WM Morrison Supermarkets plc	766,512	2,160,507
WPP plc	444,367	5,544,720
		844,919,682
Total Common Stock
(Cost $4,127,349,315)		4,958,972,124

Preferred Stock 0.5% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	19,919	1,472,826
Fuchs Petrolub SE	23,960	1,044,723
Henkel AG & Co. KGaA	64,681	6,546,573
Porsche Automobil Holding SE	54,523	3,790,310
Sartorius AG	12,798	2,349,765
Volkswagen AG	65,803	11,489,341
		26,693,538

United Kingdom 0.0%
Rolls Royce Group plc *(b)	43,107,934	56,212
Total Preferred Stock
(Cost $25,008,403)		26,749,750

84
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	14,091,813	14,091,813
Total Other Investment Company
(Cost $14,091,813)		14,091,813
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Barclays Capital, Inc.
Swiss Franc
(1.60%), 05/02/19 (d)	528,470	518,641
BNP Paribas
Euro
(0.58%), 05/02/19 (d)	1,034,979	1,160,833
U.S. Dollar
1.80%, 05/01/19 (d)	7,322,988	7,322,988
Brown Brothers Harriman
Australian Dollar
0.72%, 05/01/19 (d)	6,242	4,400
Danish Krone
(0.85%), 05/01/19 (d)	105,316	15,822
Hong Kong Dollar
1.04%, 05/02/19 (d)	118,500	15,106
New Zealand Dollar
1.10%, 05/01/19 (d)	54,892	36,662
Norwegian Krone
0.47%, 05/02/19 (d)	3,185,590	369,239
Singapore Dollar
0.89%, 05/02/19 (d)	5,694	4,186
Swedish Krona
(0.52%), 05/02/19 (d)	2,530,201	266,417
Citibank
Pound Sterling
0.37%, 05/01/19 (d)	225,356	293,865
Total Short-Term Investments
(Cost $10,008,159)		10,008,159

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	380	36,423,000	78,365
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,508,352.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

85
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Adient plc	134,362	3,103,762
Aptiv plc	59,919	5,135,058
Autoliv, Inc.	27,570	2,163,969
BorgWarner, Inc.	68,742	2,871,353
Cooper Tire & Rubber Co.	40,710	1,215,601
Dana, Inc.	72,530	1,414,335
Ford Motor Co.	2,714,803	28,369,691
General Motors Co.	818,456	31,878,861
Gentex Corp.	56,350	1,297,741
Harley-Davidson, Inc.	59,792	2,226,056
Lear Corp.	26,535	3,794,505
The Goodyear Tire & Rubber Co.	206,326	3,963,523
Thor Industries, Inc.	18,260	1,202,786
Visteon Corp. *	28,888	1,907,186
		90,544,427

Banks 5.1%
Bank of America Corp.	1,059,016	32,384,709
BB&T Corp.	130,036	6,657,843
CIT Group, Inc.	42,670	2,273,031
Citigroup, Inc.	585,410	41,388,487
Citizens Financial Group, Inc.	86,193	3,120,187
Comerica, Inc.	21,320	1,675,539
Fifth Third Bancorp	204,951	5,906,688
First Republic Bank	11,030	1,164,989
Huntington Bancshares, Inc.	136,387	1,898,507
JPMorgan Chase & Co.	568,773	66,006,107
KeyCorp	136,855	2,401,805
M&T Bank Corp.	19,933	3,390,005
New York Community Bancorp, Inc.	144,980	1,686,117
People's United Financial, Inc.	60,787	1,051,007
Regions Financial Corp.	194,909	3,026,937
SunTrust Banks, Inc.	84,641	5,542,293
The PNC Financial Services Group, Inc.	83,685	11,458,987
U.S. Bancorp	321,898	17,163,601
Wells Fargo & Co.	1,121,494	54,291,525
		262,488,364

Capital Goods 8.4%
3M Co.	111,830	21,192,903
A.O. Smith Corp.	19,680	1,034,578
Acuity Brands, Inc.	8,250	1,207,223
AECOM *	64,890	2,199,771
AerCap Holdings N.V. *	40,420	2,006,449
AGCO Corp.	39,025	2,762,190
Allison Transmission Holdings, Inc.	27,500	1,288,650
AMETEK, Inc.	30,025	2,647,304
Arconic, Inc.	40,420	868,222
Carlisle Cos., Inc.	13,493	1,908,180
Caterpillar, Inc.	126,870	17,688,215
Cummins, Inc.	55,084	9,159,918
Deere & Co.	86,150	14,269,024
Donaldson Co., Inc.	22,400	1,199,296
Dover Corp.	36,842	3,611,990
Security	Number of Shares	Value ($)
Eaton Corp. plc	128,175	10,615,453
EMCOR Group, Inc.	21,090	1,774,513
Emerson Electric Co.	176,104	12,501,623
EnerSys	12,560	869,026
Fastenal Co.	49,395	3,484,817
Flowserve Corp.	46,500	2,279,895
Fluor Corp.	127,367	5,060,291
Fortive Corp.	30,518	2,634,924
Fortune Brands Home & Security, Inc.	37,600	1,984,528
GATX Corp.	13,690	1,055,910
General Dynamics Corp.	66,065	11,807,137
General Electric Co.	5,896,973	59,972,215
Harris Corp.	17,142	2,888,427
HD Supply Holdings, Inc. *	31,170	1,424,157
Hexcel Corp.	15,910	1,124,996
Honeywell International, Inc.	119,745	20,791,324
Hubbell, Inc.	15,294	1,951,514
Huntington Ingalls Industries, Inc.	9,070	2,018,801
IDEX Corp.	9,840	1,541,534
Illinois Tool Works, Inc.	84,449	13,142,798
Ingersoll-Rand plc	48,575	5,955,781
Jacobs Engineering Group, Inc.	50,298	3,920,226
Johnson Controls International plc	152,709	5,726,587
L3 Technologies, Inc.	23,815	5,205,483
Lincoln Electric Holdings, Inc.	17,310	1,510,644
Lockheed Martin Corp.	40,863	13,620,864
Masco Corp.	46,340	1,810,040
MSC Industrial Direct Co., Inc., Class A	13,300	1,112,545
Nordson Corp.	7,880	1,150,086
Northrop Grumman Corp.	37,585	10,896,267
Oshkosh Corp.	30,793	2,543,194
Owens Corning	39,129	2,006,144
PACCAR, Inc.	103,066	7,386,740
Parker-Hannifin Corp.	31,921	5,780,255
Pentair plc	38,527	1,502,168
Quanta Services, Inc.	69,033	2,802,740
Raytheon Co.	58,252	10,344,973
Regal Beloit Corp.	13,680	1,163,894
Resideo Technologies, Inc. *	28,919	656,461
Rockwell Automation, Inc.	20,443	3,694,255
Roper Technologies, Inc.	6,951	2,500,275
Sensata Technologies Holding plc *	6,070	303,136
Snap-on, Inc.	12,399	2,086,504
Spirit AeroSystems Holdings, Inc., Class A	23,720	2,061,268
Stanley Black & Decker, Inc.	33,917	4,972,232
Terex Corp.	38,940	1,297,870
Textron, Inc.	66,054	3,500,862
The Boeing Co.	64,797	24,473,179
The Timken Co.	27,725	1,329,414
The Toro Co.	15,720	1,149,918
TransDigm Group, Inc. *	6,815	3,288,374
Trinity Industries, Inc.	67,080	1,446,245
United Rentals, Inc. *	27,703	3,903,907
United Technologies Corp.	218,240	31,123,206
Valmont Industries, Inc.	8,820	1,189,289
W.W. Grainger, Inc.	12,551	3,539,382
WABCO Holdings, Inc. *	10,410	1,378,700
Wabtec Corp.	37,290	2,762,070
Watsco, Inc.	7,680	1,217,050

1
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WESCO International, Inc. *	31,680	1,813,363
Xylem, Inc.	21,015	1,752,651
		427,846,038

Commercial & Professional Services 0.7%
ABM Industries, Inc.	34,480	1,309,206
Cintas Corp.	11,521	2,501,670
Equifax, Inc.	15,798	1,989,758
IHS Markit Ltd. *	26,170	1,498,494
KAR Auction Services, Inc.	22,113	1,248,942
ManpowerGroup, Inc.	48,349	4,643,438
Nielsen Holdings plc	131,658	3,361,229
Pitney Bowes, Inc.	174,799	1,242,821
Republic Services, Inc.	43,185	3,576,582
Robert Half International, Inc.	34,583	2,147,258
Verisk Analytics, Inc.	10,250	1,446,685
Waste Management, Inc.	77,694	8,339,674
		33,305,757

Consumer Durables & Apparel 1.4%
Brunswick Corp.	22,200	1,136,862
Capri Holdings Ltd. *	59,608	2,627,521
Carter's, Inc.	14,840	1,571,704
D.R. Horton, Inc.	72,121	3,195,682
Fossil Group, Inc. *	81,960	1,071,217
Garmin Ltd.	23,563	2,020,292
Hanesbrands, Inc.	98,500	1,779,895
Hasbro, Inc.	22,814	2,323,834
Leggett & Platt, Inc.	39,733	1,563,891
Lennar Corp., Class A	46,145	2,400,924
lululemon Athletica, Inc. *	7,470	1,317,335
Mattel, Inc. *	209,510	2,553,927
Mohawk Industries, Inc. *	15,697	2,138,716
Newell Brands, Inc.	115,004	1,653,758
NIKE, Inc., Class B	189,292	16,625,516
NVR, Inc. *	769	2,424,257
Polaris Industries, Inc.	19,720	1,901,008
PulteGroup, Inc.	93,721	2,948,463
PVH Corp.	20,988	2,707,242
Ralph Lauren Corp.	23,133	3,043,840
Tapestry, Inc.	87,175	2,813,137
Toll Brothers, Inc.	29,850	1,137,285
Under Armour, Inc., Class A *	26,660	615,579
Under Armour, Inc., Class C *	22,130	458,534
VF Corp.	67,501	6,372,769
Whirlpool Corp.	35,468	4,923,668
		73,326,856

Consumer Services 1.9%
Aramark	67,258	2,090,379
Carnival Corp.	104,906	5,755,143
Chipotle Mexican Grill, Inc. *	4,367	3,004,671
Darden Restaurants, Inc.	22,751	2,675,518
Domino's Pizza, Inc.	4,430	1,198,669
H&R Block, Inc.	53,985	1,468,932
Hilton Worldwide Holdings, Inc.	24,314	2,115,075
Las Vegas Sands Corp.	81,427	5,459,680
Marriott International, Inc., Class A	18,598	2,537,139
McDonald's Corp.	160,068	31,624,635
MGM Resorts International	94,504	2,516,642
Norwegian Cruise Line Holdings Ltd. *	29,020	1,636,438
Royal Caribbean Cruises Ltd.	28,539	3,451,507
Service Corp. International	25,330	1,053,981
Six Flags Entertainment Corp.	16,990	901,999
Starbucks Corp.	164,431	12,773,000
Security	Number of Shares	Value ($)
The Wendy's Co.	62,800	1,168,708
Wyndham Destinations, Inc.	30,420	1,325,095
Wynn Resorts Ltd.	18,570	2,682,436
Yum China Holdings, Inc.	62,523	2,972,343
Yum! Brands, Inc.	82,980	8,662,282
		97,074,272

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	10,230	1,134,712
AGNC Investment Corp.	78,290	1,392,779
Ally Financial, Inc.	277,857	8,255,131
American Express Co.	171,429	20,096,622
Ameriprise Financial, Inc.	50,664	7,435,955
Annaly Capital Management, Inc.	256,305	2,586,117
Berkshire Hathaway, Inc., Class A *	18	5,851,440
Berkshire Hathaway, Inc., Class B *	279,732	60,620,722
BlackRock, Inc.	16,559	8,035,089
Capital One Financial Corp.	190,217	17,657,844
CME Group, Inc.	26,454	4,732,621
Discover Financial Services	135,677	11,056,319
FactSet Research Systems, Inc.	3,910	1,078,652
Franklin Resources, Inc.	155,167	5,367,227
Intercontinental Exchange, Inc.	30,537	2,484,185
Invesco Ltd.	160,123	3,517,902
Janus Henderson Group plc	35,140	880,960
Jefferies Financial Group, Inc.	79,570	1,636,755
Lazard Ltd., Class A	26,490	1,029,931
Legg Mason, Inc.	60,060	2,009,007
LPL Financial Holdings, Inc.	20,570	1,524,031
Moody's Corp.	17,593	3,459,136
Morgan Stanley	186,130	8,980,772
MSCI, Inc.	7,410	1,670,066
Nasdaq, Inc.	12,283	1,132,493
Navient Corp.	294,922	3,984,396
New Residential Investment Corp.	57,090	959,683
Northern Trust Corp.	24,778	2,441,872
Raymond James Financial, Inc.	14,690	1,345,163
S&P Global, Inc.	21,502	4,744,631
Santander Consumer USA Holdings, Inc.	58,210	1,242,783
SEI Investments Co.	19,220	1,046,529
Starwood Property Trust, Inc.	44,520	1,026,186
State Street Corp.	82,629	5,590,678
Synchrony Financial	262,592	9,104,065
T. Rowe Price Group, Inc.	50,590	5,438,425
TD Ameritrade Holding Corp.	25,361	1,333,481
The Bank of New York Mellon Corp.	171,462	8,514,803
The Charles Schwab Corp. (b)	62,774	2,873,794
The Goldman Sachs Group, Inc.	110,128	22,677,558
Voya Financial, Inc.	60,079	3,297,736
Waddell & Reed Financial, Inc., Class A	56,870	1,065,175
		260,313,426

Energy 9.8%
Anadarko Petroleum Corp.	118,624	8,641,758
Antero Resources Corp. *	80,010	580,073
Apache Corp.	167,182	5,501,960
Baker Hughes, a GE Co.	143,421	3,444,972
Cabot Oil & Gas Corp.	43,750	1,132,688
Chevron Corp.	804,553	96,594,633
Concho Resources, Inc.	13,614	1,570,783
ConocoPhillips	400,420	25,274,510
Devon Energy Corp.	71,808	2,307,909
Ensco Rowan plc, Class A	147,712	2,063,537
EOG Resources, Inc.	67,203	6,454,848
Exxon Mobil Corp.	1,979,580	158,920,682
Halliburton Co.	251,611	7,128,140

2
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Helmerich & Payne, Inc.	40,044	2,343,375
Hess Corp.	122,640	7,863,677
HollyFrontier Corp.	98,502	4,701,500
Kinder Morgan, Inc.	607,552	12,072,058
Marathon Oil Corp.	354,811	6,045,979
Marathon Petroleum Corp.	319,988	19,477,670
Murphy Oil Corp.	109,932	2,994,548
Nabors Industries Ltd.	449,274	1,572,459
National Oilwell Varco, Inc.	231,201	6,043,594
Noble Corp. plc *	503,629	1,324,544
Noble Energy, Inc.	121,741	3,294,311
Occidental Petroleum Corp.	208,529	12,278,188
Oceaneering International, Inc. *	86,587	1,662,470
ONEOK, Inc.	40,332	2,739,753
Patterson-UTI Energy, Inc.	88,470	1,202,307
PBF Energy, Inc., Class A	68,459	2,298,853
Phillips 66	271,032	25,550,187
Pioneer Natural Resources Co.	16,178	2,692,990
QEP Resources, Inc. *	124,382	935,353
Range Resources Corp.	74,830	676,463
Schlumberger Ltd.	421,504	17,989,791
SM Energy Co.	48,230	768,304
Targa Resources Corp.	43,456	1,744,758
The Williams Cos., Inc.	208,845	5,916,579
Transocean Ltd. *	416,896	3,276,803
Valero Energy Corp.	319,171	28,936,043
World Fuel Services Corp.	232,690	7,178,487
		503,197,537

Food & Staples Retailing 3.0%
Casey's General Stores, Inc.	15,128	2,002,191
Costco Wholesale Corp.	112,251	27,560,988
Performance Food Group Co. *	43,450	1,779,277
Rite Aid Corp. *(a)	82,942	759,749
SpartanNash, Co.	61,840	999,953
Sysco Corp.	123,902	8,718,984
The Kroger Co.	576,881	14,871,992
U.S. Foods Holding Corp. *	93,735	3,426,014
Walgreens Boots Alliance, Inc.	301,426	16,147,391
Walmart, Inc.	726,009	74,662,765
		150,929,304

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	394,850	21,452,200
Archer-Daniels-Midland Co.	445,198	19,855,831
Brown-Forman Corp., Class B	45,403	2,419,526
Bunge Ltd.	153,768	8,058,981
Campbell Soup Co.	45,870	1,774,710
Coca-Cola European Partners plc *	36,680	1,965,681
ConAgra Brands, Inc.	123,040	3,787,171
Constellation Brands, Inc., Class A	15,546	3,290,622
Flowers Foods, Inc.	55,100	1,197,874
General Mills, Inc.	213,443	10,985,911
Hormel Foods Corp.	53,236	2,126,246
Ingredion, Inc.	23,982	2,272,295
Kellogg Co.	55,964	3,374,629
McCormick & Co., Inc. - Non Voting Shares	14,711	2,265,053
Molson Coors Brewing Co., Class B	40,995	2,631,469
Mondelez International, Inc., Class A	410,873	20,892,892
Monster Beverage Corp. *	33,490	1,996,004
PepsiCo, Inc.	282,066	36,118,551
Philip Morris International, Inc.	394,197	34,121,692
Sanderson Farms, Inc.	11,230	1,702,805
The Coca-Cola Co.	683,051	33,510,482
The Hershey Co.	24,410	3,047,589
The JM Smucker Co.	35,895	4,401,804
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	139,084	4,623,152
Tyson Foods, Inc., Class A	127,773	9,584,253
		237,457,423

Health Care Equipment & Services 5.2%
Abbott Laboratories	181,909	14,472,680
AmerisourceBergen Corp.	37,062	2,770,755
Anthem, Inc.	81,301	21,384,602
Baxter International, Inc.	60,199	4,593,184
Becton, Dickinson & Co.	20,522	4,940,466
Boston Scientific Corp. *	51,523	1,912,534
Cardinal Health, Inc.	230,624	11,233,695
Centene Corp. *	52,441	2,703,858
Cerner Corp. *	43,411	2,884,661
Cigna Corp. *	92,163	14,639,171
Covetrus, Inc. *	4,392	144,365
CVS Health Corp.	729,302	39,659,443
Danaher Corp.	53,933	7,142,887
DaVita, Inc. *	50,850	2,808,954
DENTSPLY SIRONA, Inc.	45,445	2,323,603
Edwards Lifesciences Corp. *	12,311	2,167,598
Encompass Health Corp.	14,190	914,546
HCA Healthcare, Inc.	74,864	9,524,947
Henry Schein, Inc. *	42,740	2,737,924
Hologic, Inc. *	21,940	1,017,577
Humana, Inc.	40,162	10,257,777
Intuitive Surgical, Inc. *	4,398	2,245,751
Laboratory Corp. of America Holdings *	16,699	2,670,504
Magellan Health, Inc. *	16,930	1,185,100
McKesson Corp.	126,303	15,061,633
MEDNAX, Inc. *	33,260	930,282
Medtronic plc	210,891	18,729,230
Molina Healthcare, Inc. *	11,340	1,470,004
Patterson Cos., Inc.	57,235	1,250,012
Quest Diagnostics, Inc.	43,508	4,193,301
ResMed, Inc.	13,320	1,392,073
Steris plc *	8,820	1,155,244
Stryker Corp.	30,055	5,677,690
Tenet Healthcare Corp. *	61,797	1,353,354
The Cooper Cos., Inc.	4,010	1,162,579
UnitedHealth Group, Inc.	149,905	34,938,358
Universal Health Services, Inc., Class B	24,553	3,115,039
Varian Medical Systems, Inc. *	14,584	1,985,903
WellCare Health Plans, Inc. *	7,881	2,036,056
Zimmer Biomet Holdings, Inc.	26,645	3,281,598
		264,068,938

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	39,735	2,978,138
Colgate-Palmolive Co.	144,551	10,521,867
Coty, Inc., Class A (a)	71,570	774,387
Herbalife Nutrition Ltd. *	21,930	1,159,001
Kimberly-Clark Corp.	61,965	7,955,067
Nu Skin Enterprises, Inc., Class A	19,200	976,704
The Clorox Co.	16,370	2,614,780
The Estee Lauder Cos., Inc., Class A	24,260	4,168,111
The Procter & Gamble Co.	598,513	63,729,664
		94,877,719

Insurance 3.9%
Aflac, Inc.	212,048	10,682,978
Alleghany Corp. *	3,263	2,143,399
American Financial Group, Inc.	14,670	1,518,785
American International Group, Inc.	762,282	36,261,755
Aon plc	47,067	8,478,649

3
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arch Capital Group Ltd. *	49,755	1,680,724
Arthur J. Gallagher & Co.	23,502	1,965,237
Assurant, Inc.	25,786	2,449,670
Assured Guaranty Ltd.	54,085	2,579,855
Athene Holding Ltd., Class A *	19,970	901,845
Axis Capital Holdings Ltd.	35,057	1,992,990
Chubb Ltd.	71,636	10,401,547
Cincinnati Financial Corp.	27,201	2,616,192
CNO Financial Group, Inc.	86,930	1,438,692
Everest Re Group Ltd.	15,014	3,535,797
Fidelity National Financial, Inc.	57,722	2,305,994
First American Financial Corp.	27,510	1,569,721
Genworth Financial, Inc., Class A *	430,854	1,632,937
Lincoln National Corp.	64,408	4,297,302
Loews Corp.	98,625	5,058,476
Markel Corp. *	1,337	1,432,609
Marsh & McLennan Cos., Inc.	80,117	7,554,232
MetLife, Inc.	215,334	9,933,357
Old Republic International Corp.	69,086	1,544,763
Principal Financial Group, Inc.	66,438	3,797,596
Prudential Financial, Inc.	107,398	11,353,043
Reinsurance Group of America, Inc.	15,337	2,323,709
RenaissanceRe Holdings Ltd.	13,618	2,115,692
The Allstate Corp.	116,959	11,585,959
The Hanover Insurance Group, Inc.	8,950	1,079,460
The Hartford Financial Services Group, Inc.	115,241	6,028,257
The Progressive Corp.	87,619	6,847,425
The Travelers Cos., Inc.	150,195	21,590,531
Torchmark Corp.	20,855	1,828,149
Unum Group	69,922	2,581,520
W. R. Berkley Corp.	34,789	2,132,566
White Mountains Insurance Group Ltd.	1,731	1,625,478
Willis Towers Watson plc	11,568	2,132,445
		200,999,336

Materials 3.2%
Air Products & Chemicals, Inc.	29,905	6,154,150
Albemarle Corp.	18,205	1,366,467
Alcoa Corp. *	119,130	3,178,388
AptarGroup, Inc.	10,610	1,180,256
Ashland Global Holdings, Inc.	16,105	1,296,936
Avery Dennison Corp.	18,760	2,075,794
Ball Corp.	42,295	2,535,162
Bemis Co., Inc.	33,668	1,933,217
Berry Global Group, Inc. *	18,960	1,114,848
Celanese Corp.	24,356	2,627,769
CF Industries Holdings, Inc.	77,074	3,451,374
Commercial Metals Co.	79,135	1,368,244
Crown Holdings, Inc. *	26,887	1,562,941
Domtar Corp.	42,842	2,094,974
Dow, Inc. *	119,011	6,751,494
DowDuPont, Inc.	357,033	13,727,919
Eastman Chemical Co.	44,018	3,472,140
Ecolab, Inc.	35,416	6,519,377
FMC Corp.	15,310	1,210,409
Freeport-McMoRan, Inc.	395,820	4,872,544
Graphic Packaging Holding Co.	113,760	1,578,989
Huntsman Corp.	75,895	1,687,905
International Flavors & Fragrances, Inc.	13,431	1,850,657
International Paper Co.	132,830	6,217,772
Linde plc	104,623	18,859,342
LyondellBasell Industries N.V., Class A	177,570	15,667,001
Martin Marietta Materials, Inc.	9,436	2,093,848
Newmont Mining Corp.	164,468	5,108,376
Nucor Corp.	112,265	6,406,964
Olin Corp.	39,390	854,369
Owens-Illinois, Inc.	70,845	1,399,897
Security	Number of Shares	Value ($)
Packaging Corp. of America	20,351	2,018,005
PPG Industries, Inc.	61,272	7,199,460
Reliance Steel & Aluminum Co.	37,691	3,466,064
RPM International, Inc.	25,215	1,529,290
Sealed Air Corp.	42,030	1,959,439
Sonoco Products Co.	29,709	1,873,450
Steel Dynamics, Inc.	57,255	1,813,838
The Mosaic Co.	202,561	5,288,868
The Sherwin-Williams Co.	9,514	4,327,253
United States Steel Corp.	67,184	1,048,070
Vulcan Materials Co.	13,897	1,752,551
WestRock Co.	87,160	3,345,201
		165,841,012

Media & Entertainment 4.6%
Activision Blizzard, Inc.	102,906	4,961,098
Alphabet, Inc., Class A *	19,585	23,481,632
Alphabet, Inc., Class C *	19,921	23,675,710
Altice USA, Inc., Class A	22,740	535,754
CBS Corp., Class B - Non Voting Shares	162,348	8,323,582
Charter Communications, Inc., Class A *	17,220	6,391,892
Cinemark Holdings, Inc.	28,330	1,191,276
Comcast Corp., Class A	1,089,492	47,425,587
Discovery, Inc., Class A *	55,431	1,712,818
Discovery, Inc., Class C *	120,582	3,467,938
DISH Network Corp., Class A *	57,105	2,005,528
Electronic Arts, Inc. *	24,382	2,307,756
Facebook, Inc., Class A *	72,709	14,061,921
Fox Corp., Class A *	81,341	3,171,486
Fox Corp., Class B *	37,562	1,446,137
IAC/InterActiveCorp *	6,758	1,519,469
Liberty Global plc, Class A *	84,580	2,284,506
Liberty Global plc, Class C *	218,360	5,710,114
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,280	1,449,023
Liberty Media Corp. - Liberty SiriusXM, Class C *	69,173	2,777,988
Netflix, Inc. *	2,680	993,047
News Corp., Class A	139,837	1,736,775
News Corp., Class B	45,400	567,046
Omnicom Group, Inc.	53,087	4,248,553
The Interpublic Group of Cos., Inc.	79,315	1,824,245
The Walt Disney Co.	423,520	58,009,534
Tribune Media Co., Class A	33,660	1,555,092
Viacom, Inc., Class B	325,462	9,409,106
		236,244,613

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	212,670	16,883,871
Agilent Technologies, Inc.	34,161	2,681,639
Alexion Pharmaceuticals, Inc. *	12,100	1,647,173
Allergan plc	42,117	6,191,199
Amgen, Inc.	112,837	20,233,931
Biogen, Inc. *	21,438	4,914,447
Bristol-Myers Squibb Co.	227,391	10,557,764
Celgene Corp. *	101,737	9,630,424
Eli Lilly & Co.	113,428	13,275,613
Gilead Sciences, Inc.	405,982	26,405,069
Illumina, Inc. *	3,440	1,073,280
IQVIA Holdings, Inc. *	15,820	2,197,398
Johnson & Johnson	435,779	61,531,995
Mallinckrodt plc *	71,320	1,102,607
Merck & Co., Inc.	562,937	44,308,771
Mettler-Toledo International, Inc. *	2,593	1,932,459
Mylan N.V. *	100,830	2,721,402
Perrigo Co., plc	19,990	957,921

4
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pfizer, Inc.	1,417,050	57,546,401
Regeneron Pharmaceuticals, Inc. *	4,006	1,374,619
Thermo Fisher Scientific, Inc.	31,844	8,835,118
United Therapeutics Corp. *	14,380	1,474,957
Waters Corp. *	7,945	1,696,575
Zoetis, Inc.	23,895	2,433,467
		301,608,100

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	7,560	1,076,468
American Tower Corp.	25,414	4,963,354
AvalonBay Communities, Inc.	12,908	2,593,604
Boston Properties, Inc.	23,351	3,213,565
Brixmor Property Group, Inc.	76,800	1,373,184
Camden Property Trust	11,510	1,158,482
CBRE Group, Inc., Class A *	44,640	2,324,405
CoreCivic, Inc.	67,540	1,405,507
Crown Castle International Corp.	33,342	4,193,757
Digital Realty Trust, Inc.	18,235	2,146,442
Duke Realty Corp.	41,020	1,276,542
Equinix, Inc.	5,000	2,273,500
Equity Residential	47,386	3,621,238
Essex Property Trust, Inc.	5,230	1,477,475
HCP, Inc.	92,573	2,756,824
Hospitality Properties Trust	57,121	1,485,146
Host Hotels & Resorts, Inc.	194,751	3,747,009
Iron Mountain, Inc.	71,206	2,312,771
Jones Lang LaSalle, Inc.	9,840	1,520,969
Kimco Realty Corp.	78,290	1,361,463
Lamar Advertising Co., Class A	13,130	1,085,457
Mid-America Apartment Communities, Inc.	11,180	1,223,204
Outfront Media, Inc.	52,950	1,261,799
Park Hotels & Resorts, Inc.	37,310	1,196,905
Prologis, Inc.	47,077	3,609,394
Public Storage	12,603	2,787,532
Realogy Holdings Corp.	73,200	953,064
Realty Income Corp.	20,350	1,424,703
Senior Housing Properties Trust	77,200	619,916
Simon Property Group, Inc.	34,230	5,945,751
SL Green Realty Corp.	15,460	1,365,736
The Macerich Co.	26,939	1,081,331
UDR, Inc.	27,550	1,238,373
Ventas, Inc.	63,386	3,873,518
VEREIT, Inc.	179,880	1,485,809
Vornado Realty Trust	27,029	1,868,785
Welltower, Inc.	67,733	5,048,140
Weyerhaeuser Co.	141,984	3,805,171
WP Carey, Inc.	14,390	1,141,415
		87,297,708

Retailing 5.1%
Aaron's, Inc.	21,310	1,186,754
Abercrombie & Fitch Co., Class A	73,674	2,202,116
Advance Auto Parts, Inc.	14,276	2,374,384
Amazon.com, Inc. *	8,220	15,835,994
American Eagle Outfitters, Inc.	76,485	1,818,813
AutoNation, Inc. *	42,970	1,801,732
AutoZone, Inc. *	2,856	2,936,853
Bed Bath & Beyond, Inc.	377,954	6,315,611
Best Buy Co., Inc.	112,897	8,400,666
Big Lots, Inc.	45,845	1,703,600
Booking Holdings, Inc. *	3,906	7,245,591
CarMax, Inc. *	51,409	4,002,705
Chico's FAS, Inc.	173,430	607,005
Core-Mark Holding Co., Inc.	70,975	2,579,941
Designer Brands, Inc.	39,920	888,220
Security	Number of Shares	Value ($)
Dick's Sporting Goods, Inc.	56,305	2,083,285
Dillard's, Inc., Class A	16,935	1,159,201
Dollar General Corp.	77,014	9,710,695
Dollar Tree, Inc. *	43,175	4,804,514
eBay, Inc.	180,254	6,984,843
Expedia Group, Inc.	15,740	2,043,682
Foot Locker, Inc.	64,714	3,702,288
GameStop Corp., Class A	231,828	2,005,312
Genuine Parts Co.	44,241	4,536,472
Group 1 Automotive, Inc.	19,690	1,541,924
Kohl's Corp.	119,108	8,468,579
L Brands, Inc.	139,827	3,585,164
Lithia Motors, Inc., Class A	11,520	1,307,750
LKQ Corp. *	71,085	2,139,659
Lowe's Cos., Inc.	223,238	25,257,147
Macy's, Inc.	229,966	5,413,400
Murphy USA, Inc. *	32,969	2,817,860
Nordstrom, Inc.	61,764	2,533,559
O'Reilly Automotive, Inc. *	14,177	5,366,987
Office Depot, Inc.	597,905	1,434,972
Penske Automotive Group, Inc.	21,590	991,413
Qurate Retail, Inc. *	208,944	3,562,495
Ross Stores, Inc.	53,119	5,187,602
Sally Beauty Holdings, Inc. *	67,900	1,201,830
Signet Jewelers Ltd.	60,760	1,408,417
Target Corp.	310,236	24,018,471
The Gap, Inc.	144,255	3,762,170
The Home Depot, Inc.	197,079	40,144,992
The TJX Cos., Inc.	271,616	14,906,286
Tiffany & Co.	24,642	2,656,901
Tractor Supply Co.	31,833	3,294,716
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,420	1,891,472
Urban Outfitters, Inc. *	35,114	1,043,939
Williams-Sonoma, Inc.	34,048	1,946,524
		262,814,506

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	31,588	3,671,789
Applied Materials, Inc.	163,389	7,200,553
Broadcom, Inc.	15,772	5,021,805
First Solar, Inc. *	22,270	1,370,273
Intel Corp.	1,096,215	55,950,814
KLA-Tencor Corp.	18,217	2,322,303
Lam Research Corp.	18,898	3,920,012
Marvell Technology Group Ltd.	92,925	2,324,983
Maxim Integrated Products, Inc.	38,689	2,321,340
Microchip Technology, Inc.	20,590	2,056,735
Micron Technology, Inc. *	161,828	6,806,486
NVIDIA Corp.	21,470	3,886,070
NXP Semiconductors N.V.	37,791	3,991,485
ON Semiconductor Corp. *	56,120	1,294,127
Qorvo, Inc. *	24,160	1,826,738
QUALCOMM, Inc.	478,430	41,207,176
Skyworks Solutions, Inc.	29,970	2,642,755
Texas Instruments, Inc.	144,857	17,068,500
Xilinx, Inc.	30,698	3,688,058
		168,572,002

Software & Services 6.5%
Accenture plc, Class A	78,712	14,378,321
Adobe, Inc. *	13,132	3,798,431
Akamai Technologies, Inc. *	22,830	1,827,770
Alliance Data Systems Corp.	12,526	2,005,413
Amdocs Ltd.	39,350	2,167,398
ANSYS, Inc. *	6,170	1,208,086
Autodesk, Inc. *	7,940	1,414,987

5
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Automatic Data Processing, Inc.	43,766	7,194,693
Booz Allen Hamilton Holding Corp.	32,671	1,937,064
Broadridge Financial Solutions, Inc.	12,630	1,491,982
CACI International, Inc., Class A *	6,454	1,258,143
Cadence Design Systems, Inc. *	22,640	1,570,763
CDK Global, Inc.	17,500	1,055,600
Check Point Software Technologies Ltd. *	15,330	1,851,251
Citrix Systems, Inc.	18,066	1,823,943
Cognizant Technology Solutions Corp., Class A	84,216	6,144,399
Conduent, Inc. *	100,390	1,288,004
DXC Technology Co.	71,128	4,675,955
Fidelity National Information Services, Inc.	39,381	4,565,439
First Data Corp., Class A *	76,670	1,982,686
Fiserv, Inc. *	55,817	4,869,475
FleetCor Technologies, Inc. *	4,650	1,213,418
Global Payments, Inc.	11,510	1,681,266
International Business Machines Corp.	409,850	57,489,659
Intuit, Inc.	21,741	5,458,295
Jack Henry & Associates, Inc.	8,270	1,232,726
Leidos Holdings, Inc.	37,030	2,720,964
Mastercard, Inc., Class A	52,894	13,447,771
Microsoft Corp.	793,504	103,631,622
Oracle Corp.	624,595	34,558,841
Paychex, Inc.	38,936	3,282,694
PayPal Holdings, Inc. *	44,957	5,069,801
Perspecta, Inc.	12,670	292,424
Red Hat, Inc. *	7,230	1,319,692
Sabre Corp.	32,430	673,247
salesforce.com, Inc. *	9,540	1,577,439
Symantec Corp.	225,310	5,454,755
Synopsys, Inc. *	10,900	1,319,772
Teradata Corp. *	42,311	1,923,881
The Western Union Co.	172,598	3,355,305
Total System Services, Inc.	16,930	1,730,923
VeriSign, Inc. *	6,990	1,380,176
Visa, Inc., Class A	104,241	17,140,348
		334,464,822

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	33,103	3,295,735
Anixter International, Inc. *	18,387	1,155,991
Apple, Inc.	986,129	197,886,506
Arrow Electronics, Inc. *	57,134	4,828,394
Avnet, Inc.	125,751	6,112,756
CDW Corp.	21,567	2,277,475
Cisco Systems, Inc.	827,043	46,273,056
CommScope Holding Co., Inc. *	56,120	1,390,654
Corning, Inc.	330,934	10,540,248
Dell Technologies, Inc., Class C *	5,690	383,563
F5 Networks, Inc. *	10,881	1,707,229
Flex Ltd. *	293,450	3,239,688
FLIR Systems, Inc.	20,990	1,111,211
Hewlett Packard Enterprise Co.	662,012	10,466,410
HP, Inc.	346,005	6,902,800
Jabil, Inc.	113,740	3,436,085
Juniper Networks, Inc.	149,069	4,139,646
Keysight Technologies, Inc. *	17,280	1,503,878
Motorola Solutions, Inc.	49,998	7,245,210
NCR Corp. *	43,520	1,259,904
NetApp, Inc.	57,100	4,159,735
Sanmina Corp. *	50,570	1,715,334
Seagate Technology plc	174,750	8,443,920
SYNNEX Corp.	26,283	2,835,410
TE Connectivity Ltd.	69,050	6,604,633
Tech Data Corp. *	42,096	4,487,855
Trimble, Inc. *	28,200	1,151,124
Security	Number of Shares	Value ($)
Western Digital Corp.	121,662	6,219,361
Xerox Corp.	112,829	3,763,975
		354,537,786

Telecommunication Services 3.7%
AT&T, Inc.	3,145,857	97,395,733
CenturyLink, Inc.	663,994	7,582,812
Frontier Communications Corp. *(a)	819,072	2,334,355
Sprint Corp. *	280,405	1,564,660
T-Mobile US, Inc. *	54,767	3,997,443
Telephone & Data Systems, Inc.	59,331	1,891,472
Verizon Communications, Inc.	1,261,599	72,150,847
		186,917,322

Transportation 2.2%
American Airlines Group, Inc.	216,818	7,410,839
Avis Budget Group, Inc. *	81,729	2,905,466
C.H. Robinson Worldwide, Inc.	41,685	3,376,485
CSX Corp.	132,959	10,587,525
Delta Air Lines, Inc.	51,987	3,030,322
Expeditors International of Washington, Inc.	46,002	3,653,479
FedEx Corp.	74,758	14,163,651
Hertz Global Holdings, Inc. *	152,222	2,767,396
JB Hunt Transport Services, Inc.	16,802	1,587,453
Kansas City Southern	18,677	2,299,886
Kirby Corp. *	14,600	1,193,112
Knight-Swift Transportation Holdings, Inc.	24,860	829,081
Landstar System, Inc.	9,590	1,044,926
Macquarie Infrastructure Corp.	24,810	1,005,053
Norfolk Southern Corp.	52,581	10,727,576
Old Dominion Freight Line, Inc.	8,240	1,230,067
Ryder System, Inc.	37,395	2,355,885
Southwest Airlines Co.	40,372	2,189,373
Union Pacific Corp.	151,346	26,794,296
United Continental Holdings, Inc. *	25,480	2,264,153
United Parcel Service, Inc., Class B	101,862	10,819,782
XPO Logistics, Inc. *	13,150	895,252
		113,131,058

Utilities 3.9%
AES Corp.	401,722	6,877,481
Alliant Energy Corp.	43,567	2,057,669
Ameren Corp.	58,184	4,234,050
American Electric Power Co., Inc.	122,155	10,450,360
American Water Works Co., Inc.	26,555	2,872,985
Atmos Energy Corp.	18,064	1,848,670
CenterPoint Energy, Inc.	124,660	3,864,460
CMS Energy Corp.	63,256	3,513,871
Consolidated Edison, Inc.	86,161	7,423,632
Dominion Energy, Inc.	163,199	12,708,306
DTE Energy Co.	43,023	5,408,421
Duke Energy Corp.	199,644	18,191,561
Edison International	102,102	6,511,045
Entergy Corp.	59,640	5,779,116
Eversource Energy	71,063	5,092,375
Exelon Corp.	306,266	15,604,253
FirstEnergy Corp.	110,575	4,647,467
NextEra Energy, Inc.	68,986	13,413,638
NiSource, Inc.	63,825	1,773,058
NRG Energy, Inc.	51,826	2,133,676
OGE Energy Corp.	44,734	1,894,038
PG&E Corp. *	314,130	7,074,208
Pinnacle West Capital Corp.	29,301	2,791,506
Portland General Electric Co.	22,510	1,177,498
PPL Corp.	232,753	7,264,221

6
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	131,136	7,822,262
Sempra Energy	51,017	6,527,625
The Southern Co.	276,669	14,724,324
UGI Corp.	43,168	2,353,088
Vistra Energy Corp.	135,057	3,680,303
WEC Energy Group, Inc.	53,525	4,197,966
Xcel Energy, Inc.	119,492	6,751,298
		200,664,431
Total Common Stock
(Cost $3,336,729,381)		5,108,522,757

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	3,826,983	3,826,983
Total Other Investment Company
(Cost $3,826,983)		3,826,983

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	57	8,403,225	99,796
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,673,979.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
7
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	210,503	3,104,919
Cooper-Standard Holding, Inc. *	38,284	1,939,850
Delphi Technologies plc	207,435	4,590,537
Dorman Products, Inc. *	21,320	1,869,124
Garrett Motion, Inc. *	65,262	1,226,926
Gentherm, Inc. *	31,642	1,340,355
LCI Industries	31,000	2,723,350
Modine Manufacturing Co. *	79,426	1,174,711
Standard Motor Products, Inc.	31,275	1,562,812
Stoneridge, Inc. *	6,900	216,867
Superior Industries International, Inc.	148,644	735,788
Tenneco, Inc., Class A	132,999	2,915,338
Tesla, Inc. *(a)	3,297	786,961
Tower International, Inc.	47,721	1,113,808
Veoneer, Inc. *(a)	105,741	2,333,704
Winnebago Industries, Inc.	42,609	1,507,080
		29,142,130

Banks 6.8%
Associated Banc-Corp.	104,542	2,372,058
BancorpSouth Bank	39,936	1,217,249
Bank of Hawaii Corp.	28,703	2,364,553
Bank OZK	44,861	1,464,712
BankUnited, Inc.	73,376	2,684,094
Banner Corp.	14,442	765,715
BOK Financial Corp.	18,174	1,583,682
Boston Private Financial Holdings, Inc.	17,299	198,074
Capitol Federal Financial, Inc.	110,455	1,524,279
Cathay General Bancorp	36,037	1,325,801
Central Pacific Financial Corp.	29,487	884,905
Chemical Financial Corp.	20,779	912,821
Columbia Banking System, Inc.	33,968	1,275,159
Commerce Bancshares, Inc.	45,927	2,775,369
Community Bank System, Inc.	19,472	1,294,109
Cullen/Frost Bankers, Inc.	26,575	2,702,412
CVB Financial Corp.	44,138	957,795
East West Bancorp, Inc.	73,183	3,767,461
Essent Group Ltd. *	23,359	1,108,385
F.N.B. Corp.	180,261	2,186,566
First BanCorp	120,422	1,360,769
First Citizens BancShares, Inc., Class A	3,530	1,582,323
First Commonwealth Financial Corp.	60,863	828,345
First Financial Bancorp	35,542	892,104
First Financial Bankshares, Inc.	16,559	1,018,710
First Hawaiian, Inc.	44,161	1,221,052
First Horizon National Corp.	125,385	1,892,060
First Midwest Bancorp, Inc.	40,858	877,221
Fulton Financial Corp.	142,891	2,464,870
Glacier Bancorp, Inc.	35,212	1,499,679
Great Western Bancorp, Inc.	32,127	1,129,907
Hancock Whitney Corp.	52,510	2,296,787
Hilltop Holdings, Inc.	13,885	292,002
Home BancShares, Inc.	55,566	1,066,312
Hope Bancorp, Inc.	66,857	940,009
Security	Number of Shares	Value ($)
IBERIABANK Corp.	19,198	1,526,241
Independent Bank Corp.	2,449	196,483
International Bancshares Corp.	36,338	1,506,937
Investors Bancorp, Inc.	128,351	1,508,124
LegacyTexas Financial Group, Inc.	4,752	190,460
MGIC Investment Corp. *	170,585	2,497,364
National Bank Holdings Corp., Class A	23,139	884,835
NBT Bancorp, Inc.	27,520	1,046,310
Northwest Bancshares, Inc.	69,801	1,216,631
Ocwen Financial Corp. *	650,368	1,099,122
OFG Bancorp	11,462	231,303
Old National Bancorp	90,248	1,541,436
PacWest Bancorp	73,898	2,922,666
Park National Corp.	9,943	971,232
Pinnacle Financial Partners, Inc.	4,514	262,128
Popular, Inc.	68,496	3,952,904
Prosperity Bancshares, Inc.	33,378	2,457,956
Provident Financial Services, Inc.	36,856	977,421
Radian Group, Inc.	127,970	2,997,057
Signature Bank	19,594	2,587,780
Simmons First National Corp., Class A	8,240	209,214
South State Corp.	13,694	1,036,088
Sterling Bancorp	12,431	266,272
SVB Financial Group *	13,250	3,335,290
Synovus Financial Corp.	82,723	3,049,170
TCF Financial Corp.	116,418	2,576,330
Texas Capital Bancshares, Inc. *	18,349	1,187,731
The Bank of N.T. Butterfield & Son Ltd.	22,806	912,696
Trustmark Corp.	46,952	1,688,394
UMB Financial Corp.	21,205	1,481,381
Umpqua Holdings Corp.	139,829	2,427,431
Union Bankshares Corp.	25,757	940,131
United Bankshares, Inc.	49,076	1,925,742
United Community Banks, Inc.	31,946	897,044
Valley National Bancorp	186,123	1,950,569
Walker & Dunlop, Inc.	19,611	1,077,624
Washington Federal, Inc.	82,729	2,741,639
Webster Financial Corp.	42,108	2,237,198
WesBanco, Inc.	19,490	785,837
Westamerica Bancorp	16,105	1,034,263
Western Alliance Bancorp *	23,548	1,125,123
Wintrust Financial Corp.	22,436	1,709,623
Zions Bancorp NA	74,688	3,684,359
		121,580,888

Capital Goods 11.8%
AAON, Inc.	23,959	1,202,981
AAR Corp.	62,682	2,116,771
Actuant Corp., Class A	98,307	2,514,693
Aegion Corp. *	72,298	1,439,453
Air Lease Corp.	69,488	2,679,457
Aircastle Ltd.	84,607	1,685,371
Alamo Group, Inc.	11,784	1,221,294
Albany International Corp., Class A	16,154	1,194,911
Allegion plc	28,976	2,875,289
Altra Industrial Motion Corp.	30,604	1,147,344
American Woodmark Corp. *	14,628	1,315,496
Apogee Enterprises, Inc.	40,430	1,629,329
Applied Industrial Technologies, Inc.	56,424	3,382,055

8
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arcosa, Inc.	101,195	3,150,200
Argan, Inc.	4,723	225,854
Armstrong World Industries, Inc.	38,645	3,349,362
Astec Industries, Inc.	42,539	1,433,990
Atkore International Group, Inc. *	59,759	1,479,633
AZZ, Inc.	32,403	1,538,818
Barnes Group, Inc.	39,952	2,222,130
Beacon Roofing Supply, Inc. *	83,087	3,129,056
BMC Stock Holdings, Inc. *	91,420	1,881,424
Briggs & Stratton Corp.	121,936	1,487,619
Builders FirstSource, Inc. *	76,001	1,047,294
BWX Technologies, Inc.	57,294	2,927,723
Caesarstone Ltd.	11,601	175,523
Chart Industries, Inc. *	20,212	1,784,113
Colfax Corp. *	131,871	3,978,548
Comfort Systems USA, Inc.	36,154	1,955,931
Continental Building Products, Inc. *	7,978	204,636
Crane Co.	39,068	3,322,733
Cubic Corp.	23,912	1,357,723
Curtiss-Wright Corp.	32,564	3,710,342
DXP Enterprises, Inc. *	24,465	1,049,304
Dycom Industries, Inc. *	35,455	1,758,213
Encore Wire Corp.	39,921	2,366,916
EnPro Industries, Inc.	16,143	1,199,748
ESCO Technologies, Inc.	16,886	1,266,450
Federal Signal Corp.	58,760	1,690,525
Franklin Electric Co., Inc.	39,635	1,936,566
Gardner Denver Holdings, Inc. *	9,094	306,923
Generac Holdings, Inc. *	64,905	3,569,126
Gibraltar Industries, Inc. *	26,014	1,031,975
Global Brass & Copper Holdings, Inc.	32,870	1,426,229
GMS, Inc. *	50,110	882,938
Graco, Inc.	80,814	4,141,718
Granite Construction, Inc.	59,844	2,686,397
Griffon Corp.	80,020	1,569,992
H&E Equipment Services, Inc.	64,346	1,956,762
Harsco Corp. *	70,973	1,606,829
HEICO Corp.	6,136	647,532
HEICO Corp., Class A	12,368	1,106,070
Herc Holdings, Inc. *	37,180	1,790,589
Hillenbrand, Inc.	51,506	2,215,788
Hyster-Yale Materials Handling, Inc.	24,442	1,628,326
Insteel Industries, Inc.	8,991	188,272
ITT, Inc.	74,745	4,525,810
JELD-WEN Holding, Inc. *	18,600	367,350
John Bean Technologies Corp.	10,049	1,103,280
Kaman Corp.	25,761	1,594,864
Kennametal, Inc.	90,079	3,666,215
Lennox International, Inc.	17,261	4,685,498
Lindsay Corp.	14,081	1,196,885
Lydall, Inc. *	7,412	182,409
Masonite International Corp. *	36,144	1,861,055
MasTec, Inc. *	80,178	4,061,016
Meritor, Inc. *	59,456	1,442,403
Milacron Holdings Corp. *	68,661	1,003,137
Moog, Inc., Class A	43,839	4,105,084
MRC Global, Inc. *	202,389	3,507,401
Mueller Industries, Inc.	142,328	4,151,708
Mueller Water Products, Inc., Class A	126,176	1,353,869
MYR Group, Inc. *	45,021	1,627,509
National Presto Industries, Inc.	7,252	772,338
NOW, Inc. *	287,200	4,198,864
nVent Electric plc	37,378	1,044,715
Patrick Industries, Inc. *	5,637	281,117
Primoris Services Corp.	75,627	1,657,744
Proto Labs, Inc. *	1,653	181,483
Quanex Building Products Corp.	62,041	1,037,326
Raven Industries, Inc.	24,305	945,708
Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	8,127	1,117,869
Rexnord Corp. *	84,901	2,428,169
Rush Enterprises, Inc., Class A	72,691	3,082,825
Simpson Manufacturing Co., Inc.	30,764	1,959,052
SiteOne Landscape Supply, Inc. *	4,619	310,859
SPX FLOW, Inc. *	53,988	1,940,329
Standex International Corp.	12,542	828,650
Teledyne Technologies, Inc. *	18,289	4,544,999
Tennant Co.	20,981	1,392,719
Textainer Group Holdings Ltd. *	77,258	740,904
The Greenbrier Cos., Inc.	70,057	2,489,125
The Manitowoc Co., Inc. *	10,745	191,906
The Middleby Corp. *	25,685	3,393,759
Titan International, Inc.	133,159	922,792
Titan Machinery, Inc. *	62,437	1,073,916
Trex Co., Inc. *	15,652	1,084,214
TriMas Corp. *	37,306	1,153,875
Triton International Ltd.	48,433	1,595,867
Triumph Group, Inc.	121,260	2,877,500
Tutor Perini Corp. *	155,725	3,109,828
Univar, Inc. *	150,225	3,354,524
Universal Forest Products, Inc.	118,001	4,360,137
Vectrus, Inc. *	7,186	291,392
Veritiv Corp. *	66,827	1,863,805
Wabash National Corp.	154,034	2,322,833
Watts Water Technologies, Inc., Class A	21,974	1,880,755
Welbilt, Inc. *	95,739	1,611,287
Woodward, Inc.	42,965	4,678,889
		209,947,851

Commercial & Professional Services 5.1%
ACCO Brands Corp.	194,857	1,780,993
Advanced Disposal Services, Inc. *	57,754	1,867,764
ASGN, Inc. *	34,340	2,164,794
Brady Corp., Class A	43,893	2,141,539
CBIZ, Inc. *	44,083	851,243
Cimpress N.V. *	10,628	960,771
Clean Harbors, Inc. *	55,159	4,192,084
Copart, Inc. *	66,019	4,444,399
CoStar Group, Inc. *	3,502	1,737,867
Covanta Holding Corp.	167,788	3,031,929
Deluxe Corp.	73,171	3,272,207
Exponent, Inc.	18,737	1,060,889
FTI Consulting, Inc. *	38,082	3,236,208
Healthcare Services Group, Inc.	56,467	1,911,408
Herman Miller, Inc.	78,897	3,062,781
HNI Corp.	73,187	2,686,695
Huron Consulting Group, Inc. *	29,773	1,438,929
ICF International, Inc.	18,674	1,454,144
InnerWorkings, Inc. *	34,749	117,452
Insperity, Inc.	12,319	1,472,860
Interface, Inc.	74,137	1,189,157
Kelly Services, Inc., Class A	166,880	3,714,749
Kforce, Inc.	41,133	1,481,611
Knoll, Inc.	64,221	1,402,587
Korn Ferry	37,402	1,758,642
Matthews International Corp., Class A	31,798	1,273,828
McGrath RentCorp	22,722	1,408,764
Mobile Mini, Inc.	31,692	1,141,546
MSA Safety, Inc.	18,284	2,009,594
Multi-Color Corp.	4,062	202,694
Navigant Consulting, Inc.	54,862	1,252,499
Quad Graphics, Inc.	111,441	1,360,695
Resources Connection, Inc.	16,858	270,739
Rollins, Inc.	42,689	1,650,784
RR Donnelley & Sons Co.	489,876	2,263,227
SP Plus Corp. *	33,748	1,164,981

9
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Steelcase, Inc., Class A	189,442	3,275,452
Stericycle, Inc. *	75,397	4,402,431
Team, Inc. *(a)	55,323	934,959
Tetra Tech, Inc.	49,859	3,226,874
The Brink's Co.	31,531	2,520,273
TransUnion	41,984	2,924,186
TrueBlue, Inc. *	83,946	2,028,135
UniFirst Corp.	15,622	2,470,307
US Ecology, Inc.	3,261	198,954
Viad Corp.	25,673	1,574,012
		89,988,636

Consumer Durables & Apparel 3.7%
Acushnet Holdings Corp.	9,936	250,487
American Outdoor Brands Corp. *	128,911	1,269,773
Beazer Homes USA, Inc. *	20,074	266,783
Callaway Golf Co.	65,247	1,145,737
Cavco Industries, Inc. *	5,042	629,090
Columbia Sportswear Co.	20,247	2,024,093
Crocs, Inc. *	49,505	1,378,714
Deckers Outdoor Corp. *	33,680	5,328,513
Ethan Allen Interiors, Inc.	60,854	1,344,873
G-III Apparel Group Ltd. *	69,058	2,979,853
Helen of Troy Ltd. *	25,530	3,676,320
iRobot Corp. *	12,887	1,334,320
KB Home	84,965	2,201,443
La-Z-Boy, Inc.	87,912	2,883,514
M.D.C. Holdings, Inc.	72,265	2,208,418
M/I Homes, Inc. *	46,852	1,319,821
Meritage Homes Corp. *	62,063	3,174,522
Movado Group, Inc.	24,752	882,409
Oxford Industries, Inc.	19,839	1,647,827
Skechers U.S.A., Inc., Class A *	123,598	3,913,113
Steven Madden Ltd.	101,402	3,685,963
Sturm, Ruger & Co., Inc.	30,100	1,685,299
Taylor Morrison Home Corp., Class A *	182,602	3,535,175
Tempur Sealy International, Inc. *	48,211	2,960,155
TopBuild Corp. *	36,312	2,586,504
TRI Pointe Group, Inc. *	158,991	2,074,832
Tupperware Brands Corp.	120,292	2,862,950
Unifi, Inc. *	33,409	674,862
Universal Electronics, Inc. *	28,300	1,076,815
Vista Outdoor, Inc. *	238,545	2,058,643
William Lyon Homes, Class A *	16,581	279,556
Wolverine World Wide, Inc.	81,948	3,016,506
		66,356,883

Consumer Services 5.5%
Adtalem Global Education, Inc. *	83,488	4,117,628
American Public Education, Inc. *	27,161	869,152
Arcos Dorados Holdings, Inc., Class A	50,765	354,340
BJ's Restaurants, Inc.	26,349	1,315,079
Bloomin' Brands, Inc.	135,459	2,707,825
Boyd Gaming Corp.	56,719	1,632,373
Bright Horizons Family Solutions, Inc. *	21,644	2,773,679
Brinker International, Inc.	97,549	4,172,171
Caesars Entertainment Corp. *	101,689	951,809
Career Education Corp. *	70,879	1,286,454
Choice Hotels International, Inc.	19,866	1,649,673
Churchill Downs, Inc.	20,247	2,041,910
Cracker Barrel Old Country Store, Inc.	19,694	3,323,165
Dave & Buster's Entertainment, Inc.	26,074	1,482,046
Denny's Corp. *	11,558	215,210
Dine Brands Global, Inc.	20,759	1,840,493
Dunkin' Brands Group, Inc.	48,178	3,595,524
Eldorado Resorts, Inc. *	4,323	213,426
Security	Number of Shares	Value ($)
Extended Stay America, Inc.	201,434	3,607,683
frontdoor, Inc. *	25,481	897,950
Graham Holdings Co., Class B	5,663	4,210,044
Grand Canyon Education, Inc. *	16,913	1,960,048
Hilton Grand Vacations, Inc. *	49,189	1,576,016
Houghton Mifflin Harcourt Co. *	275,563	1,964,764
Hyatt Hotels Corp., Class A	45,967	3,527,048
International Game Technology plc	206,942	3,027,561
International Speedway Corp., Class A	23,213	1,024,158
Jack in the Box, Inc.	37,499	2,891,173
K12, Inc. *	76,963	2,318,126
Laureate Education, Inc., Class A *	71,884	1,131,454
Marriott Vacations Worldwide Corp.	38,174	4,032,320
Papa John's International, Inc. (a)	4,563	233,443
Penn National Gaming, Inc. *	118,903	2,576,628
Red Rock Resorts, Inc., Class A	52,481	1,415,937
Regis Corp. *	102,276	1,914,607
Scientific Games Corp., Class A *	12,338	285,378
SeaWorld Entertainment, Inc. *	79,177	2,107,692
ServiceMaster Global Holdings, Inc. *	39,601	1,941,637
Sotheby's *	47,541	2,005,279
Strategic Education, Inc.	16,601	2,379,753
Texas Roadhouse, Inc.	45,781	2,472,632
The Cheesecake Factory, Inc.	71,997	3,572,491
Vail Resorts, Inc.	12,442	2,847,352
Weight Watchers International, Inc. *	40,187	820,618
Wyndham Hotels & Resorts, Inc.	112,627	6,275,576
		97,559,325

Diversified Financials 4.3%
Apollo Commercial Real Estate Finance, Inc.	13,369	250,535
Artisan Partners Asset Management, Inc., Class A	32,160	911,414
AXA Equitable Holdings, Inc.	41,516	941,998
BGC Partners, Inc., Class A	203,951	1,101,335
Blackstone Mortgage Trust, Inc., Class A	13,585	483,490
Cannae Holdings, Inc. *	149,786	3,845,007
Capstead Mortgage Corp.	138,731	1,191,699
Cboe Global Markets, Inc.	35,888	3,646,580
Chimera Investment Corp.	201,460	3,861,988
Cohen & Steers, Inc.	20,699	1,038,055
Credit Acceptance Corp. *	5,312	2,635,921
Donnelley Financial Solutions, Inc. *	78,230	1,197,701
E*TRADE Financial Corp.	74,020	3,749,853
Eaton Vance Corp.	86,728	3,605,283
Encore Capital Group, Inc. *	27,213	769,039
Enova International, Inc. *	38,570	1,057,975
Evercore, Inc., Class A	29,197	2,844,664
Federated Investors, Inc., Class B	136,957	4,208,689
FGL Holdings	26,473	225,815
FirstCash, Inc.	18,954	1,851,427
Green Dot Corp., Class A *	11,811	753,187
Greenhill & Co., Inc.	50,873	1,053,580
Houlihan Lokey, Inc.	4,603	227,020
Invesco Mortgage Capital, Inc.	121,441	1,981,917
Ladder Capital Corp.	62,749	1,091,833
MarketAxess Holdings, Inc.	7,009	1,950,815
MFA Financial, Inc.	341,829	2,567,136
Moelis & Co., Class A	5,690	233,005
Morningstar, Inc.	10,389	1,490,302
Nelnet, Inc., Class A	26,417	1,533,507
New York Mortgage Trust, Inc.	194,177	1,223,315
OneMain Holdings, Inc.	92,405	3,138,998
PennyMac Mortgage Investment Trust	95,579	2,007,159
Piper Jaffray Cos.	13,248	1,067,789
PRA Group, Inc. *	59,909	1,684,641
Redwood Trust, Inc.	90,950	1,487,942

10
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SLM Corp.	567,787	5,768,716
Stifel Financial Corp.	32,085	1,914,512
Two Harbors Investment Corp.	223,180	3,093,275
WisdomTree Investments, Inc.	32,840	236,448
World Acceptance Corp. *	15,358	1,996,386
		75,919,951

Energy 4.6%
Apergy Corp. *	14,618	580,188
Arch Coal, Inc., Class A	6,351	615,920
Archrock, Inc.	168,842	1,706,993
Basic Energy Services, Inc. *	41,491	104,557
Bristow Group, Inc. *(a)	612,401	309,262
Cheniere Energy, Inc. *	3,204	206,177
Chesapeake Energy Corp. *	575,108	1,673,564
Cimarex Energy Co.	36,049	2,475,124
CNX Resources Corp. *	307,284	2,753,265
CONSOL Energy, Inc. *	12,153	411,987
Continental Resources, Inc. *	37,829	1,739,756
Core Laboratories N.V.	24,005	1,521,677
Cosan Ltd., Class A	366,384	4,477,212
CVR Energy, Inc.	44,260	2,018,699
Delek US Holdings, Inc.	53,244	1,973,223
Denbury Resources, Inc. *	318,319	709,851
Diamond Offshore Drilling, Inc. *	287,551	2,792,120
Diamondback Energy, Inc.	4,099	436,093
Dril-Quip, Inc. *	65,639	2,859,235
EQT Corp.	155,449	3,178,932
Equitrans Midstream Corp. *	116,148	2,419,363
Exterran Corp. *	64,972	923,902
Frank's International N.V. *	133,718	780,913
Green Plains, Inc.	169,902	2,951,198
Helix Energy Solutions Group, Inc. *	154,068	1,204,812
International Seaways, Inc. *	49,269	877,974
Kosmos Energy Ltd.	149,433	999,707
Matrix Service Co. *	65,673	1,287,848
McDermott International, Inc. *	269,092	2,176,954
Newpark Resources, Inc. *	151,316	1,104,607
Oasis Petroleum, Inc. *	331,255	2,020,655
Oil States International, Inc. *	139,864	2,702,172
Par Pacific Holdings, Inc. *	12,793	249,975
Parsley Energy, Inc., Class A *	40,700	812,372
PDC Energy, Inc. *	37,928	1,649,489
Peabody Energy Corp.	51,083	1,469,658
Renewable Energy Group, Inc. *	75,132	1,812,184
REX American Resources Corp. *	14,356	1,213,226
RPC, Inc.	91,561	942,163
SandRidge Energy, Inc. *	28,021	234,256
Scorpio Tankers, Inc.	57,815	1,490,471
SEACOR Holdings, Inc. *	26,220	1,167,839
SemGroup Corp., Class A	111,989	1,462,576
Ship Finance International Ltd.	112,137	1,430,868
Superior Energy Services, Inc. *	656,421	2,356,551
Tidewater, Inc. *	65,633	1,476,742
Unit Corp. *	62,450	846,822
US Silica Holdings, Inc.	81,375	1,287,352
Weatherford International plc *	5,974,309	3,305,585
Whiting Petroleum Corp. *	105,311	2,884,468
WPX Energy, Inc. *	237,307	3,296,194
		81,382,731

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	14,800	419,580
Ingles Markets, Inc., Class A	70,958	1,947,797
PriceSmart, Inc.	35,296	2,111,054
Sprouts Farmers Market, Inc. *	150,620	3,226,280
Security	Number of Shares	Value ($)
The Andersons, Inc.	91,081	2,978,349
Weis Markets, Inc.	32,722	1,375,960
		12,059,020

Food, Beverage & Tobacco 2.6%
Adecoagro S.A. *	154,940	1,053,592
B&G Foods, Inc. (a)	70,184	1,824,784
Cal-Maine Foods, Inc.	46,687	1,919,303
Calavo Growers, Inc.	11,053	1,058,988
Coca-Cola Consolidated, Inc.	818	265,875
Darling Ingredients, Inc. *	190,322	4,150,923
Fresh Del Monte Produce, Inc.	102,618	3,028,257
J&J Snack Foods Corp.	11,741	1,845,450
John B. Sanfilippo & Son, Inc.	14,241	1,026,918
Keurig Dr Pepper, Inc.	20,187	586,836
Lamb Weston Holdings, Inc.	44,851	3,141,813
Lancaster Colony Corp.	14,770	2,196,447
Nomad Foods Ltd. *	136,949	2,848,539
Pilgrim's Pride Corp. *	119,135	3,205,923
Post Holdings, Inc. *	31,675	3,572,306
Pyxus International, Inc. *(a)	11,177	255,171
The Boston Beer Co., Inc., Class A *	5,763	1,786,588
The Hain Celestial Group, Inc. *	107,162	2,338,275
TreeHouse Foods, Inc. *	69,474	4,653,368
Universal Corp.	73,665	3,967,597
Vector Group Ltd.	129,134	1,230,647
		45,957,600

Health Care Equipment & Services 3.4%
ABIOMED, Inc. *	562	155,904
Acadia Healthcare Co., Inc. *	59,838	1,916,013
Align Technology, Inc. *	8,690	2,821,469
Allscripts Healthcare Solutions, Inc. *	137,785	1,359,938
Amedisys, Inc. *	11,101	1,418,930
AMN Healthcare Services, Inc. *	25,615	1,333,517
Avanos Medical, Inc. *	34,019	1,427,097
Brookdale Senior Living, Inc. *	446,209	2,757,572
Cantel Medical Corp.	10,192	702,636
Chemed Corp.	9,984	3,262,571
Community Health Systems, Inc. *	1,534,066	5,277,187
CONMED Corp.	16,306	1,304,969
Diplomat Pharmacy, Inc. *	112,016	625,049
Globus Medical, Inc., Class A *	22,385	1,009,340
Haemonetics Corp. *	14,740	1,286,507
Hill-Rom Holdings, Inc.	30,660	3,109,537
HMS Holdings Corp. *	39,008	1,187,013
ICU Medical, Inc. *	826	187,915
IDEXX Laboratories, Inc. *	8,765	2,033,480
Integer Holdings Corp. *	11,452	791,219
Integra LifeSciences Holdings Corp. *	16,965	885,403
Invacare Corp.	112,502	832,515
LHC Group, Inc. *	11,709	1,300,987
LivaNova plc *	9,999	688,831
Masimo Corp. *	16,205	2,109,081
Merit Medical Systems, Inc. *	3,616	203,147
Neogen Corp. *	3,124	189,502
NextGen Healthcare, Inc. *	50,882	956,073
NuVasive, Inc. *	23,096	1,399,618
Orthofix Medical, Inc. *	2,847	155,987
Premier, Inc., Class A *	27,464	912,629
Select Medical Holdings Corp. *	165,188	2,373,752
Teleflex, Inc.	13,806	3,951,001
The Ensign Group, Inc.	31,873	1,642,097
The Providence Service Corp. *	13,620	903,415
Tivity Health, Inc. *	30,208	653,097
Triple-S Management Corp., Class B *	95,781	2,176,144

11
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Varex Imaging Corp. *	44,246	1,453,039
Veeva Systems, Inc., Class A *	1,685	235,681
West Pharmaceutical Services, Inc.	28,832	3,569,113
		60,558,975

Household & Personal Products 0.9%
Avon Products, Inc. *	1,681,383	5,346,798
Central Garden & Pet Co., Class A *	35,279	863,630
Edgewell Personal Care Co. *	79,694	3,285,784
Energizer Holdings, Inc.	28,052	1,343,410
Spectrum Brands Holdings, Inc.	59,310	3,651,717
USANA Health Sciences, Inc. *	9,677	807,642
WD-40 Co.	6,298	1,059,638
		16,358,619

Insurance 2.7%
Ambac Financial Group, Inc. *	85,479	1,598,457
American Equity Investment Life Holding Co.	116,201	3,417,471
American National Insurance Co.	7,569	857,492
AMERISAFE, Inc.	14,698	870,416
Argo Group International Holdings Ltd.	31,702	2,474,975
Brighthouse Financial, Inc. *	65,437	2,734,612
Brown & Brown, Inc.	128,068	4,066,159
CNA Financial Corp.	32,609	1,510,775
Employers Holdings, Inc.	21,485	922,136
Enstar Group Ltd. *	5,042	893,745
Horace Mann Educators Corp.	31,923	1,231,589
James River Group Holdings Ltd.	39,980	1,687,956
Kemper Corp.	44,729	4,020,243
MBIA, Inc. *	337,521	3,263,828
Mercury General Corp.	36,987	1,989,161
National General Holdings Corp.	37,730	930,045
Primerica, Inc.	37,849	4,931,346
ProAssurance Corp.	90,758	3,406,148
RLI Corp.	6,845	556,704
Safety Insurance Group, Inc.	13,457	1,250,424
Selective Insurance Group, Inc.	34,003	2,424,754
Stewart Information Services Corp.	49,234	2,092,937
United Fire Group, Inc.	15,626	681,450
Universal Insurance Holdings, Inc.	26,902	801,411
		48,614,234

Materials 6.5%
AdvanSix, Inc. *	53,949	1,630,878
AK Steel Holding Corp. *	440,858	1,066,876
Allegheny Technologies, Inc. *	109,270	2,723,008
Axalta Coating Systems Ltd. *	135,200	3,647,696
Balchem Corp.	11,170	1,133,867
Boise Cascade Co.	96,878	2,682,552
Cabot Corp.	79,767	3,619,826
Carpenter Technology Corp.	64,219	3,189,758
Century Aluminum Co. *	93,207	783,871
Clearwater Paper Corp. *	86,324	1,741,155
Cleveland-Cliffs, Inc.	343,569	3,432,254
Compass Minerals International, Inc.	46,928	2,693,198
Constellium N.V., Class A *	91,766	857,094
Eagle Materials, Inc.	29,302	2,663,845
Element Solutions, Inc. *	178,601	1,939,607
Ferro Corp. *	13,666	244,211
GCP Applied Technologies, Inc. *	50,603	1,456,860
Greif, Inc., Class A	57,716	2,280,936
H.B. Fuller Co.	54,980	2,692,371
Hecla Mining Co.	372,699	782,668
Ingevity Corp. *	16,667	1,916,872
Security	Number of Shares	Value ($)
Innophos Holdings, Inc.	53,815	1,732,305
Innospec, Inc.	23,525	1,995,391
Kaiser Aluminum Corp.	23,149	2,277,862
Kraton Corp. *	33,610	1,103,080
Louisiana-Pacific Corp.	106,610	2,670,581
Materion Corp.	31,228	1,812,161
Mercer International, Inc.	13,260	187,762
Minerals Technologies, Inc.	35,005	2,197,264
Myers Industries, Inc.	11,292	202,014
Neenah, Inc.	18,120	1,229,442
NewMarket Corp.	8,737	3,665,870
Nexa Resources S.A.	78,320	927,309
PolyOne Corp.	114,166	3,155,548
Quaker Chemical Corp.	6,981	1,562,487
Rayonier Advanced Materials, Inc.	77,787	1,154,359
Resolute Forest Products, Inc.	65,881	521,119
Royal Gold, Inc.	18,388	1,600,859
Schnitzer Steel Industries, Inc., Class A	90,792	2,153,586
Schweitzer-Mauduit International, Inc.	47,208	1,679,189
Sensient Technologies Corp.	50,753	3,558,800
Silgan Holdings, Inc.	130,702	3,913,218
Southern Copper Corp.	76,599	2,942,934
Stepan Co.	27,097	2,507,556
Summit Materials, Inc., Class A *	86,343	1,512,729
SunCoke Energy, Inc. *	119,307	1,027,233
The Chemours Co.	101,768	3,664,666
The Scotts Miracle-Gro Co.	41,404	3,520,168
Trinseo S.A.	57,568	2,587,682
Tronox Holdings plc, Class A *	202,370	2,861,512
US Concrete, Inc. *	5,123	241,447
Valvoline, Inc.	93,651	1,732,544
Verso Corp., Class A *	18,426	411,268
W.R. Grace & Co.	45,633	3,448,942
Warrior Met Coal, Inc.	24,900	771,900
Westlake Chemical Corp.	30,351	2,116,982
Worthington Industries, Inc.	69,804	2,801,235
		114,628,407

Media & Entertainment 3.6%
AMC Entertainment Holdings, Inc., Class A	104,922	1,590,618
AMC Networks, Inc., Class A *	46,596	2,721,672
Cable One, Inc.	1,874	1,987,433
Cars.com, Inc. *	78,137	1,626,031
Gannett Co., Inc.	356,378	3,325,007
GCI Liberty, Inc., Class A *	25,267	1,506,419
Gray Television, Inc. *	62,112	1,455,284
John Wiley & Sons, Inc., Class A	49,401	2,281,338
Liberty Latin America Ltd., Class A *	12,451	260,600
Liberty Latin America Ltd., Class C *	31,487	656,189
Liberty Media Corp. - Liberty Formula One, Class A *	2,191	82,732
Liberty Media Corp. - Liberty Formula One, Class C *	15,300	593,793
Liberty TripAdvisor Holdings, Inc., Class A *	80,429	1,185,524
Lions Gate Entertainment Corp., Class A	20,401	297,651
Lions Gate Entertainment Corp., Class B	39,504	537,254
Live Nation Entertainment, Inc. *	57,803	3,776,848
Meredith Corp.	46,598	2,749,282
MSG Networks, Inc., Class A *	9,064	208,744
National CineMedia, Inc.	189,490	1,322,640
New Media Investment Group, Inc.	99,986	1,068,850
Nexstar Media Group, Inc., Class A	19,612	2,295,585
Scholastic Corp.	54,409	2,169,831
Sinclair Broadcast Group, Inc., Class A	94,232	4,314,883
Sirius XM Holdings, Inc.	441,879	2,567,317
Take-Two Interactive Software, Inc. *	24,413	2,363,911
TEGNA, Inc.	393,849	6,270,076

12
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Madison Square Garden Co., Class A *	6,103	1,906,821
The New York Times Co., Class A	65,189	2,161,015
TripAdvisor, Inc. *	42,324	2,252,907
Twitter, Inc. *	52,662	2,101,740
Yandex N.V., Class A *	97,723	3,657,772
Yelp, Inc. *	6,636	265,838
Zynga, Inc., Class A *	412,599	2,335,310
		63,896,915

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alkermes plc *	6,185	187,529
Bio-Rad Laboratories, Inc., Class A *	9,558	2,876,289
Bio-Techne Corp.	10,211	2,089,069
BioMarin Pharmaceutical, Inc. *	9,696	829,299
Bruker Corp.	50,150	1,935,790
Cambrex Corp. *	18,987	816,821
Catalent, Inc. *	57,879	2,594,137
Charles River Laboratories International, Inc. *	20,236	2,842,551
Emergent BioSolutions, Inc. *	3,761	194,368
ICON plc *	26,288	3,590,415
Incyte Corp. *	2,200	168,960
Jazz Pharmaceuticals plc *	25,065	3,252,685
Myriad Genetics, Inc. *	79,792	2,511,852
PDL BioPharma, Inc. *	749,758	2,451,709
PerkinElmer, Inc.	48,142	4,613,929
PRA Health Sciences, Inc. *	12,671	1,226,806
Prestige Consumer Healthcare, Inc. *	39,801	1,170,945
Syneos Health, Inc. *	5,514	258,772
Taro Pharmaceutical Industries Ltd.	11,491	1,234,248
Vertex Pharmaceuticals, Inc. *	1,568	264,961
		35,111,135

Real Estate 10.4%
Acadia Realty Trust	36,308	1,025,338
Alexander & Baldwin, Inc.	51,592	1,218,603
Altisource Portfolio Solutions S.A. *	35,154	832,095
American Assets Trust, Inc.	5,416	250,165
American Campus Communities, Inc.	86,622	4,088,558
American Homes 4 Rent, Class A	62,167	1,490,765
Apartment Investment & Management Co., Class A	92,855	4,583,323
Apple Hospitality REIT, Inc.	217,731	3,581,675
Brandywine Realty Trust	164,840	2,536,888
Brookfield Property REIT, Inc., Class A	25,985	541,268
Chatham Lodging Trust	10,890	214,424
Chesapeake Lodging Trust	55,242	1,574,397
Colony Capital, Inc.	292,046	1,501,116
Columbia Property Trust, Inc.	134,665	3,058,242
CorePoint Lodging, Inc.	49,116	613,950
CoreSite Realty Corp.	2,524	276,151
Corporate Office Properties Trust	85,345	2,379,419
Cousins Properties, Inc.	115,172	1,102,196
CubeSmart	69,415	2,215,033
CyrusOne, Inc.	26,339	1,466,819
DiamondRock Hospitality Co.	231,653	2,515,752
Douglas Emmett, Inc.	70,274	2,894,586
EastGroup Properties, Inc.	12,452	1,423,637
Empire State Realty Trust, Inc., Class A	25,742	397,971
EPR Properties	33,312	2,626,984
Equity Commonwealth	72,546	2,306,963
Equity LifeStyle Properties, Inc.	29,836	3,481,861
Extra Space Storage, Inc.	39,170	4,061,537
Federal Realty Investment Trust	30,621	4,098,621
First Industrial Realty Trust, Inc.	45,945	1,620,480
Franklin Street Properties Corp.	168,520	1,324,567
Security	Number of Shares	Value ($)
Front Yard Residential Corp.	80,063	793,424
Gaming & Leisure Properties, Inc.	84,372	3,406,941
Global Net Lease, Inc.	10,829	206,509
Healthcare Realty Trust, Inc.	69,960	2,160,365
Healthcare Trust of America, Inc., Class A	80,579	2,222,369
Hersha Hospitality Trust	53,718	997,543
HFF, Inc., Class A	25,243	1,201,314
Highwoods Properties, Inc.	70,230	3,130,853
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	47,288	1,648,460
Investors Real Estate Trust	17,512	1,055,623
Invitation Homes, Inc.	53,064	1,319,171
iStar, Inc.	31,154	270,105
JBG SMITH Properties	7,343	312,445
Kennedy-Wilson Holdings, Inc.	53,661	1,155,858
Kilroy Realty Corp.	37,633	2,894,354
Kite Realty Group Trust	79,221	1,250,900
Lexington Realty Trust	227,924	2,067,271
Liberty Property Trust	91,216	4,527,962
Life Storage, Inc.	20,618	1,964,689
LTC Properties, Inc.	4,124	185,827
Mack-Cali Realty Corp.	111,982	2,606,941
Medical Properties Trust, Inc.	135,580	2,367,227
National Health Investors, Inc.	13,217	996,958
National Retail Properties, Inc.	55,916	2,942,300
Newmark Group, Inc., Class A	19,284	164,300
Office Properties Income Trust	43,940	1,192,532
Omega Healthcare Investors, Inc.	103,739	3,671,323
Paramount Group, Inc.	136,049	1,971,350
Pebblebrook Hotel Trust	116,430	3,790,961
Physicians Realty Trust	12,312	222,355
Piedmont Office Realty Trust, Inc., Class A	168,050	3,498,801
PotlatchDeltic Corp.	30,591	1,182,648
PS Business Parks, Inc.	9,467	1,454,321
QTS Realty Trust, Inc., Class A	24,375	1,105,406
Rayonier, Inc.	109,191	3,471,182
Regency Centers Corp.	46,373	3,114,874
Retail Opportunity Investments Corp.	51,124	897,226
Retail Properties of America, Inc., Class A	256,438	3,151,623
RLJ Lodging Trust	178,111	3,279,024
RPT Realty	83,092	1,007,906
Ryman Hospitality Properties, Inc.	30,365	2,417,054
Sabra Health Care REIT, Inc.	55,554	1,086,636
SBA Communications Corp. *	19,796	4,033,039
Seritage Growth Properties, Class A	20,869	930,549
SITE Centers Corp.	238,554	3,158,455
Spirit Realty Capital, Inc.	71,351	2,886,861
STAG Industrial, Inc.	35,464	1,020,654
STORE Capital Corp.	39,450	1,314,474
Summit Hotel Properties, Inc.	89,676	1,041,138
Sun Communities, Inc.	25,135	3,093,616
Sunstone Hotel Investors, Inc.	227,899	3,281,746
Tanger Factory Outlet Centers, Inc.	90,479	1,634,051
Taubman Centers, Inc.	58,771	2,897,410
The GEO Group, Inc.	159,129	3,185,763
The Howard Hughes Corp. *	10,204	1,132,644
The St. Joe Co. *	11,954	203,696
Tier REIT, Inc.	43,845	1,242,567
Uniti Group, Inc.	187,995	2,066,065
Urban Edge Properties	60,489	1,123,281
Washington Prime Group, Inc.	581,507	2,587,706
Washington Real Estate Investment Trust	57,854	1,633,797
Weingarten Realty Investors	92,223	2,668,934
Xenia Hotels & Resorts, Inc.	160,823	3,481,818
		184,286,579

13
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retailing 3.6%
Asbury Automotive Group, Inc. *	56,726	4,548,291
Ascena Retail Group, Inc. *	1,354,349	1,611,675
Barnes & Noble Education, Inc. *	310,641	1,335,756
Barnes & Noble, Inc.	383,310	1,928,049
Big 5 Sporting Goods Corp. (a)	223,037	586,587
Burlington Stores, Inc. *	14,685	2,480,443
Caleres, Inc.	86,325	2,264,305
Citi Trends, Inc.	36,209	670,229
Conn's, Inc. *	34,103	882,245
Five Below, Inc. *	13,320	1,949,915
Francesca's Holdings Corp. *	372,946	257,967
Genesco, Inc. *	86,594	3,880,277
GNC Holdings, Inc., Class A *	1,676,120	3,720,986
Groupon, Inc. *	577,215	2,031,797
GrubHub, Inc. *	2,713	181,201
Guess?, Inc.	152,654	3,109,562
Haverty Furniture Cos., Inc.	58,505	1,393,589
Hibbett Sports, Inc. *	108,432	2,244,542
Kirkland's, Inc. *	16,867	99,178
MercadoLibre, Inc. *	859	415,876
Monro, Inc.	22,453	1,882,235
National Vision Holdings, Inc. *	7,170	193,590
Ollie's Bargain Outlet Holdings, Inc. *	12,031	1,150,645
Overstock.com, Inc. *(a)	10,265	135,293
Party City Holdco, Inc. *	82,589	553,346
Pier 1 Imports, Inc. *	1,569,649	1,423,515
Pool Corp.	19,756	3,629,967
Rent-A-Center, Inc. *	137,531	3,428,648
RH *	15,229	1,625,086
Shoe Carnival, Inc.	31,418	1,120,366
Shutterfly, Inc. *	32,371	1,418,821
Sleep Number Corp. *	54,526	1,897,505
Stamps.com, Inc. *	977	83,827
The Buckle, Inc. (a)	108,117	1,998,002
The Cato Corp., Class A	111,030	1,683,215
The Children's Place, Inc.	22,018	2,484,071
The Michaels Cos., Inc. *	134,864	1,515,871
Vitamin Shoppe, Inc. *	40,045	251,483
Zumiez, Inc. *	50,855	1,354,269
		63,422,225

Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	20,774	1,199,906
Advanced Micro Devices, Inc. *	13,894	383,891
Amkor Technology, Inc. *	273,040	2,473,742
Brooks Automation, Inc.	33,442	1,254,409
Cabot Microelectronics Corp.	14,015	1,769,394
Cirrus Logic, Inc. *	71,938	3,422,810
Cree, Inc. *	88,526	5,850,683
Cypress Semiconductor Corp.	214,157	3,679,217
Diodes, Inc. *	30,545	1,112,449
Entegris, Inc.	52,606	2,149,481
Kulicke & Soffa Industries, Inc.	65,907	1,533,656
Mellanox Technologies Ltd. *	11,110	1,336,533
MKS Instruments, Inc.	25,272	2,300,005
Monolithic Power Systems, Inc.	6,444	1,003,395
Photronics, Inc. *	119,202	1,113,347
Power Integrations, Inc.	15,213	1,202,131
Rambus, Inc. *	19,445	222,840
Semtech Corp. *	19,223	1,035,543
Silicon Laboratories, Inc. *	17,166	1,848,092
Synaptics, Inc. *	54,086	2,037,420
Teradyne, Inc.	98,261	4,814,789
Security	Number of Shares	Value ($)
Versum Materials, Inc.	32,881	1,715,731
Xperi Corp.	73,584	1,828,562
		45,288,026

Software & Services 5.3%
ACI Worldwide, Inc. *	67,281	2,389,821
Aspen Technology, Inc. *	17,093	2,083,808
Black Knight, Inc. *	42,829	2,416,412
Blackbaud, Inc.	2,782	220,585
Cardtronics plc, Class A *	44,358	1,586,242
CommVault Systems, Inc. *	15,915	837,129
CoreLogic, Inc. *	82,575	3,353,371
CSG Systems International, Inc.	39,366	1,757,692
Ebix, Inc.	3,488	176,074
EPAM Systems, Inc. *	11,608	2,082,011
Euronet Worldwide, Inc. *	21,902	3,282,891
EVERTEC, Inc.	44,862	1,404,629
ExlService Holdings, Inc. *	18,817	1,117,730
Fair Isaac Corp. *	11,268	3,152,223
Fortinet, Inc. *	4,306	402,266
Gartner, Inc. *	24,751	3,934,666
Genpact Ltd.	144,929	5,260,923
GoDaddy, Inc., Class A *	3,115	253,872
InterXion Holding N.V. *	17,238	1,192,697
j2 Global, Inc.	27,940	2,448,103
KBR, Inc.	204,146	4,536,124
LiveRamp Holdings, Inc. *	40,090	2,338,450
LogMeIn, Inc.	3,250	267,800
Luxoft Holding, Inc. *	22,758	1,329,522
Manhattan Associates, Inc. *	40,106	2,705,150
ManTech International Corp., Class A	39,319	2,437,385
MAXIMUS, Inc.	51,049	3,759,759
MicroStrategy, Inc., Class A *	6,499	972,900
Net 1 UEPS Technologies, Inc. *	54,593	194,897
NIC, Inc.	11,465	197,886
Nuance Communications, Inc. *	162,519	2,735,195
Perficient, Inc. *	32,044	943,375
Presidio, Inc.	15,048	226,021
Progress Software Corp.	47,457	2,164,514
PTC, Inc. *	24,227	2,191,817
Science Applications International Corp.	43,081	3,228,921
SS&C Technologies Holdings, Inc.	39,854	2,696,522
Sykes Enterprises, Inc. *	67,085	1,861,609
TiVo Corp.	109,680	1,027,701
Travelport Worldwide Ltd.	139,536	2,187,924
Tyler Technologies, Inc. *	5,342	1,238,863
Unisys Corp. *	96,537	1,082,180
Verint Systems, Inc. *	31,811	1,921,066
Virtusa Corp. *	3,645	202,480
VMware, Inc., Class A	21,662	4,421,864
WEX, Inc. *	11,186	2,352,416
Worldpay, Inc., Class A *	40,671	4,767,048
		93,342,534

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	130,120	2,230,257
Arista Networks, Inc. *	4,490	1,402,182
AVX Corp.	54,866	894,865
Badger Meter, Inc.	3,475	192,793
Belden, Inc.	46,677	2,592,907
Benchmark Electronics, Inc.	147,873	3,997,007
Ciena Corp. *	60,997	2,339,845
Cognex Corp.	35,305	1,780,431
Coherent, Inc. *	12,553	1,857,970
Comtech Telecommunications Corp.	43,280	1,018,378
Cray, Inc. *	39,707	1,042,706

14
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CTS Corp.	6,020	180,299
Dolby Laboratories, Inc., Class A	33,486	2,166,209
EchoStar Corp., Class A *	63,951	2,548,447
Electronics For Imaging, Inc. *	43,937	1,634,017
ePlus, Inc. *	17,042	1,606,890
Fabrinet *	24,984	1,512,032
Finisar Corp. *	101,689	2,451,722
Fitbit, Inc., Class A *	218,873	1,155,649
II-VI, Inc. *	33,586	1,338,066
Insight Enterprises, Inc. *	86,841	4,913,464
InterDigital, Inc.	33,076	2,162,840
IPG Photonics Corp. *	11,773	2,057,096
Itron, Inc. *	29,601	1,588,390
KEMET Corp.	10,638	190,101
Knowles Corp. *	123,382	2,329,452
Littelfuse, Inc.	9,122	1,833,978
Lumentum Holdings, Inc. *	23,311	1,444,583
Methode Electronics, Inc.	50,391	1,487,038
MTS Systems Corp.	18,614	1,023,398
National Instruments Corp.	58,930	2,775,603
NETGEAR, Inc. *	39,219	1,216,966
NetScout Systems, Inc. *	91,466	2,689,100
OSI Systems, Inc. *	19,275	1,737,256
PC Connection, Inc.	8,404	312,293
Plantronics, Inc.	32,575	1,676,961
Plexus Corp. *	50,180	3,019,832
Rogers Corp. *	8,734	1,463,120
ScanSource, Inc. *	88,919	3,347,800
Stratasys Ltd. *	7,612	176,979
TTM Technologies, Inc. *	126,148	1,670,200
ViaSat, Inc. *	33,309	3,025,123
Viavi Solutions, Inc. *	86,542	1,151,009
Vishay Intertechnology, Inc.	172,957	3,426,278
Zebra Technologies Corp., Class A *	11,288	2,383,348
		83,044,880

Telecommunication Services 0.6%
ATN International, Inc.	2,470	150,794
Cogent Communications Holdings, Inc.	21,300	1,176,399
Consolidated Communications Holdings, Inc.	163,347	842,871
Intelsat S.A. *	81,251	1,644,520
Iridium Communications, Inc. *	51,951	1,426,574
Shenandoah Telecommunications Co.	21,096	871,898
United States Cellular Corp. *	25,392	1,221,355
Vonage Holdings Corp. *	123,216	1,197,660
Zayo Group Holdings, Inc. *	79,322	2,481,985
		11,014,056

Transportation 3.0%
Air Transport Services Group, Inc. *	57,777	1,359,493
Alaska Air Group, Inc.	129,629	8,024,035
Allegiant Travel Co.	14,924	2,192,037
AMERCO	6,880	2,567,410
ArcBest Corp.	63,711	1,947,008
Copa Holdings S.A., Class A	39,622	3,298,928
Costamare, Inc.	153,655	928,076
Daseke, Inc. *	106,002	546,970
Echo Global Logistics, Inc. *	44,546	1,021,885
Forward Air Corp.	26,091	1,652,082
Genesee & Wyoming, Inc., Class A *	41,164	3,649,189
Hawaiian Holdings, Inc.	60,188	1,697,903
Heartland Express, Inc.	56,794	1,117,706
Hub Group, Inc., Class A *	78,840	3,277,379
JetBlue Airways Corp. *	424,903	7,881,951
Marten Transport Ltd.	50,697	1,002,787
Security	Number of Shares	Value ($)
Saia, Inc. *	27,211	1,752,116
Schneider National, Inc., Class B	55,077	1,151,109
Seaspan Corp. (a)	155,625	1,578,038
Spirit Airlines, Inc. *	64,199	3,491,142
Werner Enterprises, Inc.	75,066	2,514,711
YRC Worldwide, Inc. *	136,745	931,233
		53,583,188

Utilities 3.7%
ALLETE, Inc.	39,839	3,244,886
American States Water Co.	22,239	1,582,749
Aqua America, Inc.	90,911	3,550,984
Atlantica Yield plc	20,137	412,607
Avangrid, Inc.	35,233	1,804,282
Avista Corp.	69,967	3,018,376
Black Hills Corp.	46,063	3,351,544
California Water Service Group	29,335	1,478,191
Chesapeake Utilities Corp.	10,184	943,446
Clearway Energy, Inc., Class A	5,776	88,777
Clearway Energy, Inc., Class C	12,922	205,072
El Paso Electric Co.	39,279	2,400,340
Hawaiian Electric Industries, Inc.	116,955	4,851,293
IDACORP, Inc.	35,137	3,479,266
MGE Energy, Inc.	24,044	1,629,943
National Fuel Gas Co.	67,936	4,022,490
New Jersey Resources Corp.	69,525	3,481,812
Northwest Natural Holding Co.	26,681	1,784,692
NorthWestern Corp.	47,455	3,314,732
ONE Gas, Inc.	39,363	3,484,413
Ormat Technologies, Inc.	21,251	1,240,208
Otter Tail Corp.	33,646	1,726,040
Pattern Energy Group, Inc., Class A	61,620	1,424,654
PNM Resources, Inc.	83,207	3,864,133
South Jersey Industries, Inc.	64,249	2,063,678
Southwest Gas Holdings, Inc. *	52,293	4,350,255
Spire, Inc.	34,515	2,905,818
Unitil Corp.	3,803	216,429
		65,921,110
Total Common Stock
(Cost $1,391,996,106)		1,768,965,898

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	38,533	16,685
Total Rights
(Cost $16,685)		16,685

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37% (c)	3,954,496	3,954,496

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	9,426,565	9,426,565
Total Other Investment Companies
(Cost $13,381,061)		13,381,061

15
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/21/19	81	6,456,510	41,426
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,923,478.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
16
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Australia 5.8%
AGL Energy Ltd.	68,627	1,076,644
Amcor Ltd.	81,073	916,436
AMP Ltd.	815,515	1,307,217
APA Group	68,063	462,023
Aurizon Holdings Ltd.	276,830	928,905
Australia & New Zealand Banking Group Ltd.	306,977	5,889,224
Bendigo & Adelaide Bank Ltd.	52,241	379,443
BGP Holdings plc *(a)	453,854	640
BHP Group Ltd.	337,581	8,933,184
BlueScope Steel Ltd.	56,781	539,578
Boral Ltd.	106,813	365,689
Brambles Ltd.	118,473	1,006,747
Caltex Australia Ltd.	75,914	1,455,671
CIMIC Group Ltd.	11,119	396,656
Coca-Cola Amatil Ltd.	65,983	409,299
Coles Group Ltd. *	158,564	1,409,824
Commonwealth Bank of Australia	153,371	8,060,445
Crown Resorts Ltd.	38,964	365,249
CSL Ltd.	12,383	1,736,862
Downer EDI Ltd.	112,670	615,165
Fortescue Metals Group Ltd.	287,184	1,451,200
Goodman Group	46,313	430,970
GrainCorp Ltd., Class A	56,568	358,738
Incitec Pivot Ltd.	172,342	409,554
Insurance Australia Group Ltd.	196,270	1,090,566
LendLease Group	75,438	707,410
Macquarie Group Ltd.	17,946	1,705,482
Medibank Pvt Ltd.	281,496	567,317
Metcash Ltd.	374,406	757,587
Mirvac Group	286,367	573,275
National Australia Bank Ltd.	301,614	5,385,326
Newcrest Mining Ltd.	27,505	485,882
Oil Search Ltd.	13,529	74,091
Orica Ltd.	49,168	644,656
Origin Energy Ltd.	219,881	1,142,627
QBE Insurance Group Ltd.	158,276	1,443,643
Ramsay Health Care Ltd.	7,113	327,567
Rio Tinto Ltd.	39,194	2,641,767
Scentre Group	256,687	692,413
Sims Metal Management Ltd.	12,775	93,051
Sonic Healthcare Ltd.	34,684	627,221
South32 Ltd.	151,308	357,362
Stockland	223,379	594,664
Suncorp Group Ltd.	182,428	1,707,207
Tabcorp Holdings Ltd.	101,946	344,240
Telstra Corp., Ltd.	961,958	2,291,232
Transurban Group	60,445	572,380
Viva Energy Group Ltd.	74,731	116,431
Wesfarmers Ltd.	192,656	4,890,049
Westpac Banking Corp.	362,675	7,045,469
Woodside Petroleum Ltd.	90,745	2,262,248
Woolworths Group Ltd.	219,637	4,931,406
WorleyParsons Ltd.	36,972	372,557
		83,350,489

Security	Number of Shares	Value ($)
Austria 0.3%
ANDRITZ AG	6,039	288,399
Erste Group Bank AG	28,511	1,141,613
OMV AG	26,199	1,405,291
Raiffeisen Bank International AG	16,369	436,598
voestalpine AG	22,393	720,473
Wienerberger AG	11,748	269,980
		4,262,354

Belgium 0.9%
Ageas	24,240	1,280,973
Anheuser-Busch InBev S.A./N.V.	59,711	5,308,734
Colruyt S.A.	7,487	540,480
Groupe Bruxelles Lambert S.A.	8,266	791,554
KBC Group N.V.	22,185	1,646,922
Proximus	24,932	698,273
Solvay S.A.	8,915	1,074,933
UCB S.A.	5,440	432,365
Umicore S.A.	15,878	616,189
		12,390,423

Canada 6.7%
Agnico-Eagle Mines Ltd.	11,162	462,244
Air Canada *	8,200	196,844
Alimentation Couche-Tard, Inc., Class B	38,540	2,272,355
AltaGas Ltd.	22,200	295,127
ARC Resources Ltd.	57,472	365,072
Atco Ltd., Class I	13,789	472,945
Bank of Montreal	45,961	3,630,360
Barrick Gold Corp.	75,542	960,275
Bausch Health Cos., Inc. *	41,109	949,401
BCE, Inc.	43,722	1,956,182
Brookfield Asset Management, Inc., Class A	50,132	2,416,978
Cameco Corp.	32,067	353,773
Canadian Imperial Bank of Commerce	32,838	2,765,138
Canadian National Railway Co.	42,817	3,977,120
Canadian Natural Resources Ltd.	102,345	3,072,565
Canadian Pacific Railway Ltd.	8,450	1,893,287
Canadian Tire Corp., Ltd., Class A (b)	8,176	899,928
Celestica, Inc. *	33,766	240,700
Cenovus Energy, Inc.	219,395	2,174,790
CGI, Inc. *	13,792	992,732
CI Financial Corp.	35,115	505,088
Crescent Point Energy Corp.	244,071	940,066
Dollarama, Inc.	13,600	408,497
Empire Co., Ltd., Class A	34,400	765,186
Enbridge, Inc.	76,486	2,825,477
Encana Corp.	75,309	521,660
Fairfax Financial Holdings Ltd.	1,150	548,415
Finning International, Inc.	22,417	402,425
First Quantum Minerals Ltd.	55,070	581,653
Fortis, Inc.	25,734	951,219
George Weston Ltd.	11,594	865,677
Gibson Energy, Inc.	25,953	427,933

17
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gildan Activewear, Inc.	15,000	553,109
Great-West Lifeco, Inc.	22,554	566,838
H&R Real Estate Investment Trust	27,000	461,320
Husky Energy, Inc.	59,721	648,162
Hydro One Ltd.	33,300	538,885
Imperial Oil Ltd.	34,241	994,745
Intact Financial Corp.	7,606	622,299
Inter Pipeline Ltd.	29,374	478,421
Keyera Corp.	15,700	362,821
Linamar Corp.	8,200	311,058
Loblaw Cos., Ltd.	24,043	1,177,832
Magna International, Inc.	66,027	3,675,176
Manulife Financial Corp.	127,800	2,353,382
Methanex Corp.	6,300	345,355
Metro, Inc.	26,794	970,000
National Bank of Canada	22,633	1,078,180
Nutrien Ltd.	5,900	319,993
Onex Corp.	10,965	636,031
Open Text Corp.	7,300	280,623
Pembina Pipeline Corp.	23,678	846,590
Power Corp. of Canada	68,244	1,565,888
Power Financial Corp.	30,114	717,728
RioCan Real Estate Investment Trust	20,800	399,946
Rogers Communications, Inc., Class B	22,741	1,144,943
Royal Bank of Canada	87,144	6,945,111
Saputo, Inc.	19,775	676,191
Shaw Communications, Inc., Class B	46,727	946,259
SNC-Lavalin Group, Inc.	19,740	492,137
Sun Life Financial, Inc.	39,675	1,648,362
Suncor Energy, Inc.	160,737	5,300,710
Teck Resources Ltd., Class B	50,368	1,191,056
TELUS Corp.	28,571	1,052,032
TFI International, Inc.	9,400	308,726
The Bank of Nova Scotia	89,115	4,907,744
The Toronto-Dominion Bank	96,352	5,496,171
Thomson Reuters Corp.	25,717	1,589,244
TransAlta Corp.	74,821	504,876
TransCanada Corp.	52,315	2,496,843
Waste Connections, Inc.	5,100	473,340
West Fraser Timber Co., Ltd.	6,800	350,075
WSP Global, Inc.	6,200	334,782
		95,854,096

Denmark 1.0%
AP Moeller - Maersk A/S, Series A	952	1,164,508
AP Moeller - Maersk A/S, Series B	1,386	1,786,684
Carlsberg A/S, Class B	8,666	1,120,521
Coloplast A/S, Class B	3,870	418,043
Danske Bank A/S	55,589	988,026
DSV A/S	7,201	667,301
ISS A/S	25,053	780,191
Novo Nordisk A/S, Class B	84,178	4,124,262
Novozymes A/S, B Shares	10,025	467,920
Orsted A/S	6,721	514,553
Pandora A/S	8,837	370,670
The Drilling Co. of 1972 A/S *	4,676	358,974
Vestas Wind Systems A/S	11,857	1,072,867
		13,834,520

Finland 0.8%
Elisa Oyj	10,280	436,182
Fortum Oyj	37,212	789,285
Kesko Oyj, B Shares	13,926	724,151
Kone Oyj, Class B	23,813	1,308,482
Metso Oyj	11,027	412,600
Security	Number of Shares	Value ($)
Neste Oyj	29,888	987,878
Nokia Oyj	377,633	1,984,315
Nokian Renkaat Oyj	13,091	438,807
Nordea Bank Abp	80,414	650,989
Outokumpu Oyj	69,381	265,644
Sampo Oyj, A Shares	27,672	1,267,049
Stora Enso Oyj, R Shares	67,918	845,818
UPM-Kymmene Oyj	55,022	1,553,536
Wartsila Oyj Abp	30,728	492,031
		12,156,767

France 9.1%
Accor S.A.	10,483	441,621
Air France-KLM *	51,549	594,850
Air Liquide S.A.	26,142	3,477,718
Airbus SE	18,182	2,489,655
Alstom S.A.	15,673	689,568
Arkema S.A.	8,106	832,296
Atos SE	8,250	850,664
AXA S.A. (b)	207,444	5,531,815
BNP Paribas S.A.	132,795	7,069,088
Bollore S.A.	85,752	407,904
Bouygues S.A.	35,880	1,350,608
Bureau Veritas S.A.	16,609	421,016
Capgemini SE	10,454	1,268,637
Carrefour S.A.	166,683	3,247,352
Casino Guichard Perrachon S.A. (b)	26,133	1,069,844
CGG S.A. *	190,968	345,222
CNP Assurances	16,381	386,932
Compagnie de Saint-Gobain	102,143	4,187,858
Compagnie Generale des Etablissements Michelin	6,627	856,941
Credit Agricole S.A.	103,682	1,423,766
Danone S.A.	38,084	3,078,900
Dassault Systemes SE	2,206	349,349
Eiffage S.A.	8,678	906,080
Electricite de France S.A.	105,784	1,527,726
Engie S.A.	359,469	5,335,420
EssilorLuxottica S.A.	11,138	1,357,038
Eurazeo SE	6,582	516,587
Eutelsat Communications S.A.	18,712	338,179
Faurecia S.A.	13,183	670,771
Hermes International	186	130,863
Iliad S.A.	2,335	237,883
Ingenico Group S.A.	3,851	325,025
Kering S.A.	2,181	1,290,616
Klepierre S.A.	10,674	379,290
L'Oreal S.A.	10,084	2,773,629
Lagardere S.C.A.	7,175	195,417
Legrand S.A.	14,805	1,088,951
LVMH Moet Hennessy Louis Vuitton SE	9,799	3,847,255
Natixis S.A.	72,991	430,117
Orange S.A.	339,498	5,305,862
Pernod-Ricard S.A.	9,041	1,576,452
Peugeot S.A.	69,720	1,827,980
Publicis Groupe S.A.	16,529	982,423
Rallye S.A. (b)	49,371	574,788
Renault S.A.	35,655	2,432,612
Rexel S.A.	92,954	1,249,664
Rubis SCA	1,471	80,685
Safran S.A.	11,418	1,664,301
Sanofi	102,574	8,949,506
Schneider Electric SE	51,515	4,360,022
SCOR SE	15,709	641,313
SES S.A.	41,308	702,842
Societe Generale S.A.	155,602	4,934,375

18
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sodexo S.A.	8,903	1,021,029
STMicroelectronics N.V.	10,706	196,613
Suez	61,580	865,079
TechnipFMC plc	31,296	772,954
Teleperformance	2,351	451,958
Thales S.A.	4,512	539,082
TOTAL S.A.	344,529	19,152,629
Valeo S.A.	37,946	1,380,199
Veolia Environnement S.A.	81,751	1,933,613
Vinci S.A.	42,352	4,277,394
Vivendi S.A.	105,919	3,074,389
Wendel S.A.	3,058	423,563
		131,093,778

Germany 8.1%
adidas AG	8,850	2,279,654
Allianz SE	38,683	9,350,227
Aurubis AG	12,952	633,304
BASF SE	130,486	10,653,000
Bayer AG	85,457	5,687,657
Bayerische Motoren Werke AG	62,733	5,351,653
Beiersdorf AG	4,296	470,072
Brenntag AG	19,145	1,031,994
Commerzbank AG *	181,711	1,637,833
Continental AG	15,249	2,529,668
Covestro AG	18,139	996,694
Daimler AG	186,801	12,260,866
Deutsche Bank AG	256,634	2,128,131
Deutsche Boerse AG	5,577	745,212
Deutsche Lufthansa AG	46,955	1,136,017
Deutsche Pfandbriefbank AG	23,029	321,551
Deutsche Post AG	124,401	4,324,232
Deutsche Telekom AG	470,493	7,883,063
Deutsche Wohnen SE	6,128	276,039
E.ON SE	392,415	4,219,138
Evonik Industries AG	22,325	666,461
Freenet AG	20,255	475,895
Fresenius Medical Care AG & Co. KGaA	16,251	1,369,690
Fresenius SE & Co. KGaA	36,448	2,072,612
GEA Group AG	19,023	532,980
Hannover Rueck SE	4,766	719,713
HeidelbergCement AG	20,595	1,666,549
Henkel AG & Co. KGaA	7,585	723,297
Hugo Boss AG	7,165	500,648
Infineon Technologies AG	42,518	1,007,915
Innogy SE	18,700	868,111
K&S AG	36,164	736,385
KION Group AG	5,047	347,196
Kloeckner & Co. SE	33,651	236,082
LANXESS AG	11,341	656,744
Leoni AG	10,160	234,939
Merck KGaA	6,257	666,937
METRO AG	48,397	822,338
MTU Aero Engines AG	2,257	532,493
Muenchener Rueckversicherungs-Gesellschaft AG	15,630	3,889,585
OSRAM Licht AG	13,625	468,632
ProSiebenSat.1 Media SE	35,085	554,643
Rheinmetall AG	3,961	456,418
RTL Group S.A.	5,729	322,818
RWE AG	115,473	2,961,887
Salzgitter AG	12,298	406,464
SAP SE	34,864	4,494,259
Siemens AG	71,637	8,589,435
Symrise AG	4,335	416,685
Security	Number of Shares	Value ($)
Telefonica Deutschland Holding AG	88,937	288,881
ThyssenKrupp AG	48,411	682,529
Uniper SE	61,401	1,863,116
United Internet AG	6,539	262,900
Volkswagen AG	6,297	1,129,033
Vonovia SE	13,859	692,624
		116,232,899

Hong Kong 1.8%
AIA Group Ltd.	314,400	3,219,278
BOC Hong Kong (Holdings) Ltd.	201,500	903,165
China Mengniu Dairy Co., Ltd. *	126,000	465,494
CK Asset Holdings Ltd.	141,000	1,133,716
CK Hutchison Holdings Ltd.	153,500	1,613,885
CLP Holdings Ltd.	129,500	1,469,781
Galaxy Entertainment Group Ltd.	87,000	651,563
Hang Seng Bank Ltd.	29,700	780,326
Henderson Land Development Co., Ltd.	53,000	326,647
Hong Kong & China Gas Co., Ltd.	252,917	603,778
Hong Kong Exchanges & Clearing Ltd.	14,990	520,735
Hongkong Land Holdings Ltd.	54,700	381,910
Jardine Matheson Holdings Ltd.	15,300	1,007,200
Jardine Strategic Holdings Ltd.	13,563	513,077
Lenovo Group Ltd.	1,220,000	1,130,540
Li & Fung Ltd.	3,110,000	516,735
Link REIT	47,500	554,988
MTR Corp., Ltd.	88,110	524,909
New World Development Co., Ltd.	644,689	1,068,063
Noble Group Ltd. *(a)	18,617,693	205,327
PCCW Ltd.	671,000	404,599
Sands China Ltd.	161,200	887,271
Sino Land Co., Ltd.	174,000	306,075
SJM Holdings Ltd.	376,000	454,657
Sun Hung Kai Properties Ltd.	99,000	1,708,576
Swire Pacific Ltd., Class A	80,000	1,013,077
Swire Pacific Ltd., Class B	141,051	279,757
Techtronic Industries Co., Ltd.	54,500	394,389
The Wharf Holdings Ltd.	207,000	594,911
Want Want China Holdings Ltd.	410,000	325,513
WH Group Ltd.	1,025,000	1,212,793
Wharf Real Estate Investment Co., Ltd.	37,000	283,578
Wheelock & Co., Ltd.	79,000	562,987
Yue Yuen Industrial Holdings Ltd.	143,000	461,887
		26,481,187

Ireland 0.1%
Bank of Ireland Group plc	58,102	371,418
Kerry Group plc, Class A	5,504	616,094
		987,512

Israel 0.3%
Bank Hapoalim B.M.	72,920	536,823
Bank Leumi Le-Israel B.M.	66,202	453,347
Bezeq The Israeli Telecommunication Corp., Ltd.	564,395	386,087
Israel Chemicals Ltd.	94,631	502,471
Teva Pharmaceutical Industries Ltd. *	122,158	1,858,626
		3,737,354

19
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Italy 3.3%
A2A S.p.A.	169,695	284,008
Assicurazioni Generali S.p.A.	136,928	2,656,683
Atlantia S.p.A.	46,005	1,255,970
Banco BPM S.p.A. *	131,307	312,579
BPER Banca	80,677	387,885
CNH Industrial N.V.	109,992	1,195,820
Enel S.p.A.	1,329,403	8,417,995
Eni S.p.A.	568,335	9,685,076
EXOR N.V.	40,833	2,722,853
Fiat Chrysler Automobiles N.V.	195,382	3,011,109
Hera S.p.A.	97,595	347,414
Intesa Sanpaolo S.p.A.	1,585,744	4,154,675
Leonardo S.p.A.	47,206	545,928
Mediobanca S.p.A.	36,828	390,351
Pirelli & C S.p.A. *	36,059	263,605
Poste Italiane S.p.A	47,906	511,991
Prysmian S.p.A.	23,708	457,765
Saipem S.p.A. *	95,807	485,979
Saras S.p.A.	133,895	239,217
Snam S.p.A.	189,514	964,794
Telecom Italia S.p.A. *	3,202,262	1,792,547
Tenaris S.A.	47,845	663,220
Terna - Rete Elettrica Nationale S.p.A.	92,622	555,654
UniCredit S.p.A.	338,462	4,685,703
Unione di Banche Italiane S.p.A.	167,534	523,021
Unipol Gruppo S.p.A.	104,373	531,691
		47,043,533

Japan 23.7%
Aeon Co., Ltd.	90,800	1,678,579
AGC, Inc.	37,400	1,276,006
Air Water, Inc.	24,600	375,240
Aisin Seiki Co., Ltd.	39,300	1,520,317
Ajinomoto Co., Inc.	57,600	931,940
Alfresa Holdings Corp.	34,000	948,734
Alps Alpine Co., Ltd.	26,900	568,902
Amada Holdings Co., Ltd.	34,400	385,627
ANA Holdings, Inc.	15,500	542,449
Asahi Group Holdings Ltd.	29,500	1,286,297
Asahi Kasei Corp.	150,700	1,553,169
Asics Corp.	20,900	257,483
Astellas Pharma, Inc.	149,400	2,023,454
Bandai Namco Holdings, Inc.	16,700	800,612
Bic Camera, Inc.	22,300	239,196
Bridgestone Corp.	103,200	4,093,983
Brother Industries Ltd.	33,000	651,584
Canon, Inc.	160,700	4,459,114
Casio Computer Co., Ltd.	21,700	273,337
Central Japan Railway Co.	14,900	3,204,086
Chubu Electric Power Co., Inc.	133,700	1,944,203
Chugai Pharmaceutical Co., Ltd.	5,800	367,815
Citizen Watch Co., Ltd.	50,600	285,294
Coca-Cola Bottlers Japan Holdings, Inc.	13,400	330,873
COMSYS Holdings Corp.	14,500	381,486
Concordia Financial Group Ltd.	98,600	384,944
Cosmo Energy Holdings Co., Ltd.	13,700	282,914
Dai Nippon Printing Co., Ltd.	62,900	1,493,122
Dai-ichi Life Holdings, Inc.	100,000	1,443,481
Daicel Corp.	47,200	529,520
Daido Steel Co., Ltd.	6,900	281,524
Daiichi Sankyo Co., Ltd.	41,700	2,061,833
Daikin Industries Ltd.	15,800	2,011,648
Daito Trust Construction Co., Ltd.	7,000	937,324
Security	Number of Shares	Value ($)
Daiwa House Industry Co., Ltd.	72,000	2,018,124
Daiwa Securities Group, Inc.	158,700	738,722
Denka Co., Ltd.	12,000	362,344
Denso Corp.	67,400	2,945,043
Dentsu, Inc.	17,101	699,776
DIC Corp.	16,000	469,976
Dowa Holdings Co., Ltd.	10,200	332,594
East Japan Railway Co.	39,118	3,686,552
Ebara Corp.	13,300	409,332
EDION Corp.	31,600	267,971
Eisai Co., Ltd.	10,700	623,068
Electric Power Development Co., Ltd.	29,200	678,767
Fanuc Corp.	9,600	1,803,604
Fast Retailing Co., Ltd.	1,700	983,604
Fuji Electric Co., Ltd.	14,600	517,585
FUJIFILM Holdings Corp.	59,300	2,770,275
Fujikura Ltd.	84,900	350,309
Fujitsu Ltd.	36,900	2,708,998
Furukawa Electric Co., Ltd.	12,000	316,739
H2O Retailing Corp.	24,600	313,408
Hakuhodo DY Holdings, Inc.	29,900	505,547
Hankyu Hanshin Holdings, Inc.	19,700	736,525
Hanwa Co., Ltd.	15,800	455,410
Haseko Corp.	35,200	425,708
Hino Motors Ltd.	57,900	548,920
Hitachi Construction Machinery Co., Ltd.	12,700	341,040
Hitachi Ltd.	191,100	6,355,647
Hitachi Metals Ltd.	37,100	428,832
Hokuriku Electric Power Co. *	39,900	296,695
Honda Motor Co., Ltd.	375,200	10,469,180
Hoya Corp.	17,950	1,267,766
Ibiden Co., Ltd.	23,700	425,210
Idemitsu Kosan Co., Ltd.	40,969	1,331,164
IHI Corp.	17,200	410,623
Iida Group Holdings Co., Ltd.	26,600	450,749
Inpex Corp.	159,900	1,555,638
Isetan Mitsukoshi Holdings Ltd.	69,800	665,375
Isuzu Motors Ltd.	81,600	1,175,264
ITOCHU Corp.	170,800	3,081,821
J. Front Retailing Co., Ltd.	46,900	573,065
Japan Airlines Co., Ltd.	4,200	136,976
Japan Display, Inc. *(b)	477,300	336,976
Japan Post Bank Co., Ltd.	34,100	375,452
Japan Post Holdings Co., Ltd.	164,600	1,843,461
Japan Tobacco, Inc.	129,000	2,980,883
JFE Holdings, Inc.	131,400	2,261,111
JGC Corp.	34,800	501,414
JSR Corp.	25,900	395,195
JTEKT Corp.	52,500	677,234
JXTG Holdings, Inc.	623,650	3,034,175
K's Holdings Corp.	41,000	365,723
Kajima Corp.	50,000	742,105
Kaneka Corp.	10,400	401,592
Kao Corp.	23,900	1,845,019
Kawasaki Heavy Industries Ltd.	28,700	670,518
Kawasaki Kisen Kaisha Ltd. *	30,800	447,738
KDDI Corp.	221,100	5,095,812
Keio Corp.	8,100	489,072
Kewpie Corp.	17,700	409,996
Keyence Corp.	1,246	778,493
Kikkoman Corp.	8,900	414,430
Kinden Corp.	20,000	321,341
Kintetsu Group Holdings Co., Ltd.	14,300	635,614
Kirin Holdings Co., Ltd.	70,100	1,594,667
Kobe Steel Ltd.	116,300	890,622
Koito Manufacturing Co., Ltd.	8,800	526,950
Komatsu Ltd.	94,900	2,451,305

20
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Konica Minolta, Inc.	93,500	938,892
Kubota Corp.	98,400	1,498,164
Kuraray Co., Ltd.	54,500	732,248
Kyocera Corp.	31,000	2,014,518
Kyushu Electric Power Co., Inc.	60,200	582,989
Kyushu Railway Co.	13,000	423,595
Leopalace21 Corp. *(b)	90,500	153,303
LIXIL Group Corp.	51,500	672,821
Makita Corp.	15,000	547,251
Marubeni Corp.	280,000	2,006,364
Matsumotokiyoshi Holdings Co., Ltd.	8,900	294,685
Mazda Motor Corp.	169,400	2,004,841
Medipal Holdings Corp.	36,200	814,005
MEIJI Holdings Co., Ltd.	13,300	1,048,385
Minebea Mitsumi, Inc.	31,000	552,873
MISUMI Group, Inc.	11,500	300,278
Mitsubishi Chemical Holdings Corp.	248,200	1,769,578
Mitsubishi Corp.	122,500	3,374,590
Mitsubishi Electric Corp.	269,900	3,862,251
Mitsubishi Estate Co., Ltd.	61,200	1,034,888
Mitsubishi Gas Chemical Co., Inc.	25,400	381,326
Mitsubishi Heavy Industries Ltd.	62,100	2,588,020
Mitsubishi Materials Corp.	33,900	881,710
Mitsubishi Motors Corp.	107,000	600,863
Mitsubishi Tanabe Pharma Corp.	21,400	269,364
Mitsubishi UFJ Financial Group, Inc.	1,334,034	6,618,843
Mitsui & Co., Ltd.	229,400	3,710,450
Mitsui Chemicals, Inc.	30,100	739,915
Mitsui Fudosan Co., Ltd.	64,300	1,489,312
Mitsui Mining & Smelting Co., Ltd.	11,700	304,306
Mitsui O.S.K. Lines Ltd.	32,200	819,600
Mizuho Financial Group, Inc.	2,563,116	4,002,888
MS&AD Insurance Group Holdings, Inc.	57,290	1,780,785
Murata Manufacturing Co., Ltd.	35,100	1,762,499
Nagase & Co., Ltd.	31,300	478,314
Nagoya Railroad Co., Ltd.	18,100	490,600
NEC Corp.	56,600	1,911,554
NGK Insulators Ltd.	27,700	411,450
NGK Spark Plug Co., Ltd.	20,600	401,659
NH Foods Ltd.	24,800	999,472
NHK Spring Co., Ltd.	37,300	335,978
Nichirei Corp.	12,500	289,621
Nidec Corp.	6,900	985,586
Nikon Corp.	45,000	627,560
Nintendo Co., Ltd.	2,380	819,709
Nippon Electric Glass Co., Ltd.	15,500	425,924
Nippon Express Co., Ltd.	13,300	731,413
Nippon Paper Industries Co., Ltd.	30,600	606,417
Nippon Shokubai Co., Ltd.	4,900	340,878
Nippon Steel Corp.	202,700	3,625,650
Nippon Steel Trading Corp.	6,000	251,018
Nippon Telegraph & Telephone Corp.	126,508	5,263,795
Nippon Yusen K.K.	61,100	1,044,071
Nissan Motor Co., Ltd.	453,800	3,643,125
Nisshin Seifun Group, Inc.	23,730	553,331
Nisshinbo Holdings, Inc.	30,400	271,391
Nissin Foods Holdings Co., Ltd.	5,500	363,998
Nitori Holdings Co., Ltd.	3,500	417,559
Nitto Denko Corp.	18,600	1,005,651
NOK Corp.	28,000	449,785
Nomura Holdings, Inc.	371,100	1,405,066
Nomura Real Estate Holdings, Inc.	15,400	327,485
NSK Ltd.	72,400	752,501
NTN Corp.	123,100	406,332
NTT Data Corp.	57,700	672,840
NTT DOCOMO, Inc.	142,200	3,087,955
Obayashi Corp.	84,700	832,652
Security	Number of Shares	Value ($)
Odakyu Electric Railway Co., Ltd.	19,800	466,389
Oji Holdings Corp.	137,900	827,465
Olympus Corp.	70,000	785,652
Omron Corp.	19,900	1,068,909
Ono Pharmaceutical Co., Ltd.	15,700	294,928
Oriental Land Co., Ltd.	5,000	553,044
ORIX Corp.	97,900	1,386,835
Osaka Gas Co., Ltd.	76,700	1,418,866
Otsuka Corp.	8,300	326,464
Otsuka Holdings Co., Ltd.	35,400	1,265,535
Pan Pacific International Holdings Corp.	6,600	425,332
Panasonic Corp.	357,550	3,292,389
Recruit Holdings Co., Ltd.	45,600	1,373,192
Renesas Electronics Corp. *	49,600	265,642
Resona Holdings, Inc.	192,558	817,432
Ricoh Co., Ltd.	159,200	1,610,618
Rohm Co., Ltd.	6,900	508,808
Ryohin Keikaku Co., Ltd.	1,100	209,818
San-Ai Oil Co., Ltd.	30,900	260,831
Santen Pharmaceutical Co., Ltd.	19,600	299,404
Secom Co., Ltd.	13,200	1,110,533
Sega Sammy Holdings, Inc.	24,700	312,859
Seiko Epson Corp.	51,200	821,197
Seino Holdings Co., Ltd.	27,800	378,457
Sekisui Chemical Co., Ltd.	56,300	903,812
Sekisui House Ltd.	102,100	1,646,186
Seven & i Holdings Co., Ltd.	90,300	3,125,038
SG Holdings Co., Ltd.	9,500	254,400
Shikoku Electric Power Co., Inc.	23,100	233,449
Shimadzu Corp.	12,900	346,020
Shimamura Co., Ltd.	4,700	350,451
Shimano, Inc.	3,500	514,442
Shimizu Corp.	72,500	620,982
Shin-Etsu Chemical Co., Ltd.	24,900	2,358,639
Shionogi & Co., Ltd.	10,500	613,337
Shiseido Co., Ltd.	11,100	873,103
Showa Denko K.K.	14,000	477,961
Skylark Holdings Co., Ltd.	21,900	360,746
SMC Corp.	2,400	1,002,395
Softbank Corp.	34,100	401,435
SoftBank Group Corp.	72,100	7,644,858
Sojitz Corp.	209,500	721,256
Sompo Holdings, Inc.	36,400	1,373,851
Sony Corp.	64,400	3,243,706
Stanley Electric Co., Ltd.	16,200	439,231
Subaru Corp.	104,500	2,560,766
Sumitomo Chemical Co., Ltd.	260,100	1,297,639
Sumitomo Corp.	133,200	1,909,132
Sumitomo Electric Industries Ltd.	163,400	2,174,149
Sumitomo Forestry Co., Ltd.	30,100	414,110
Sumitomo Heavy Industries Ltd.	16,500	586,696
Sumitomo Metal Mining Co., Ltd.	29,500	927,889
Sumitomo Mitsui Financial Group, Inc.	139,810	5,081,562
Sumitomo Mitsui Trust Holdings, Inc.	30,400	1,060,691
Sumitomo Realty & Development Co., Ltd.	21,600	798,553
Sumitomo Rubber Industries Ltd.	44,600	548,417
Suntory Beverage & Food Ltd.	11,600	512,942
Suzuken Co., Ltd.	15,830	912,764
Suzuki Motor Corp.	44,900	2,048,951
Sysmex Corp.	4,500	257,859
T&D Holdings, Inc.	59,450	643,908
Taiheiyo Cement Corp.	21,000	677,225
Taisei Corp.	19,400	853,601
Takashimaya Co., Ltd.	33,300	374,432
Takeda Pharmaceutical Co., Ltd.	83,421	3,078,379

21
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TDK Corp.	12,800	1,121,460
Teijin Ltd.	37,100	638,199
Terumo Corp.	25,200	760,502
The Chugoku Electric Power Co., Inc.	53,000	632,799
The Kansai Electric Power Co., Inc.	106,500	1,288,464
The Yokohama Rubber Co., Ltd.	20,700	390,045
TIS, Inc.	7,400	337,631
Tobu Railway Co., Ltd.	18,800	532,345
Toho Gas Co., Ltd.	12,400	511,249
Toho Holdings Co., Ltd.	14,900	349,122
Tohoku Electric Power Co., Inc.	109,100	1,248,908
Tokio Marine Holdings, Inc.	50,300	2,548,463
Tokyo Electric Power Co. Holdings, Inc. *	591,700	3,342,144
Tokyo Electron Ltd.	6,600	1,047,640
Tokyo Gas Co., Ltd.	81,800	2,081,167
Tokyu Corp.	42,200	688,940
Tokyu Fudosan Holdings Corp.	67,600	381,389
Toppan Printing Co., Ltd.	62,900	1,020,933
Toray Industries, Inc.	214,200	1,465,786
Toshiba Corp.	28,400	946,331
Tosoh Corp.	46,000	741,687
TOTO Ltd.	12,300	521,370
Toyo Seikan Group Holdings Ltd.	30,800	617,578
Toyo Suisan Kaisha Ltd.	11,800	450,575
Toyoda Gosei Co., Ltd.	17,700	368,465
Toyota Industries Corp.	18,800	1,065,654
Toyota Motor Corp.	356,618	22,078,378
Toyota Tsusho Corp.	52,700	1,750,469
TS Tech Co., Ltd.	11,000	330,358
Tsuruha Holdings, Inc.	3,300	281,245
Ube Industries Ltd.	21,300	455,728
Unicharm Corp.	15,000	495,027
West Japan Railway Co.	22,763	1,692,972
Yahoo Japan Corp.	120,500	321,671
Yakult Honsha Co., Ltd.	4,700	320,895
Yamada Denki Co., Ltd.	209,400	992,645
Yamaha Corp.	9,500	493,263
Yamaha Motor Co., Ltd.	39,200	808,383
Yamato Holdings Co., Ltd.	39,500	858,085
Yamazaki Baking Co., Ltd.	21,200	315,821
Yaskawa Electric Corp.	11,900	443,011
Yokogawa Electric Corp.	22,000	460,703
		341,236,736

Netherlands 2.5%
Aalberts N.V.	7,422	292,017
ABN AMRO Group N.V. CVA	21,326	502,276
Aegon N.V.	249,269	1,301,222
Akzo Nobel N.V.	18,239	1,549,686
APERAM S.A.	8,216	253,470
ArcelorMittal	119,218	2,593,716
ASML Holding N.V.	7,665	1,600,535
ASR Nederland N.V.	12,118	539,179
Boskalis Westminster N.V.	15,591	427,896
Heineken Holding N.V.	9,510	968,156
Heineken N.V.	13,134	1,419,882
ING Groep N.V.	319,014	4,070,627
Koninklijke Ahold Delhaize N.V.	182,910	4,408,421
Koninklijke DSM N.V.	12,864	1,471,277
Koninklijke KPN N.V.	464,997	1,429,100
Koninklijke Philips N.V.	70,106	3,010,612
NN Group N.V.	20,999	916,389
Randstad N.V.	18,846	1,077,826
Signify N.V.	31,492	944,142
SNS Reaal N.V. *(a)(b)	124,822	—
Unibail-Rodamco-Westfield	6,496	1,116,567
Security	Number of Shares	Value ($)
Unilever N.V. CVA	87,575	5,298,687
Wolters Kluwer N.V.	12,692	885,869
		36,077,552

New Zealand 0.1%
Contact Energy Ltd.	93,072	417,841
Fletcher Building Ltd.	186,615	642,948
Spark New Zealand Ltd.	235,799	578,574
		1,639,363

Norway 0.8%
DNB A.S.A.	74,104	1,424,961
Equinor A.S.A.	169,811	3,785,364
Mowi A.S.A. *	27,873	604,718
Norsk Hydro A.S.A.	190,189	819,160
Orkla A.S.A.	72,518	569,160
Seadrill Ltd. *	9,030	79,330
Subsea 7 S.A.	50,862	646,173
Telenor A.S.A.	75,487	1,517,429
Yara International A.S.A.	32,490	1,469,003
		10,915,298

Poland 0.3%
Bank Polska Kasa Opieki S.A.	17,016	507,860
Kghm Polska Miedz S.A. *	27,354	738,570
PGE Polska Grupa Energetyczna S.A. *	194,848	485,081
Polski Koncern Naftowy Orlen S.A.	61,943	1,590,353
Polskie Gornictwo Naftowe i Gazownictwo S.A.	259,182	394,130
Powszechna Kasa Oszczednosci Bank Polski S.A.	43,821	451,044
Powszechny Zaklad Ubezpieczen S.A.	53,042	583,850
Tauron Polska Energia S.A. *	665,762	301,963
		5,052,851

Portugal 0.2%
EDP - Energias de Portugal S.A.	433,527	1,645,090
Galp Energia, SGPS, S.A.	59,438	996,553
Jeronimo Martins, SGPS, S.A.	28,874	470,232
		3,111,875

Republic of Korea 5.0%
Amorepacific Corp.	1,398	248,946
CJ CheilJedang Corp.	1,073	289,470
CJ Corp.	3,739	382,416
Daelim Industrial Co., Ltd.	4,501	373,469
DB Insurance Co., Ltd.	6,768	396,294
Doosan Heavy Industries & Construction Co., Ltd. *	40,139	240,567
E-Mart, Inc.	4,079	601,579
GS Holdings Corp.	9,691	431,878
Hana Financial Group, Inc.	30,015	946,695
Hankook Tire Co., Ltd.	13,162	447,879
Hanwha Chemical Corp.	13,912	245,861
Hanwha Corp.	13,280	336,944
Hyundai Engineering & Construction Co., Ltd.	10,605	477,154
Hyundai Glovis Co., Ltd.	3,694	505,337
Hyundai Heavy Industries Co., Ltd. *	7,063	754,185

22
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hyundai Marine & Fire Insurance Co., Ltd.	11,172	365,661
Hyundai Mobis Co., Ltd.	13,711	2,735,003
Hyundai Motor Co.	35,376	4,199,148
Hyundai Steel Co.	18,766	745,254
Hyundai Wia Corp.	8,866	379,338
Industrial Bank of Korea	36,366	440,980
KB Financial Group, Inc.	33,902	1,338,633
Kia Motors Corp.	89,442	3,467,120
Korea Electric Power Corp. *	95,491	2,311,697
Korea Gas Corp.	9,139	360,921
Korea Zinc Co., Ltd.	1,139	441,786
Korean Air Lines Co., Ltd.	12,929	367,189
KT&G Corp.	9,659	844,894
LG Chem Ltd.	5,184	1,608,095
LG Corp.	8,139	508,957
LG Display Co., Ltd. *	107,021	1,819,867
LG Electronics, Inc.	28,401	1,845,271
LG Household & Health Care Ltd.	260	316,817
LG Uplus Corp.	36,427	446,200
Lotte Chemical Corp.	2,241	516,348
Lotte Shopping Co., Ltd.	3,236	494,065
NAVER Corp.	3,290	336,937
POSCO	18,026	3,945,594
Posco International Corp.	16,347	256,292
S-Oil Corp.	6,199	488,783
Samsung C&T Corp.	3,202	281,446
Samsung Electro-Mechanics Co., Ltd.	4,817	448,984
Samsung Electronics Co., Ltd.	558,179	21,946,043
Samsung Fire & Marine Insurance Co., Ltd.	4,030	1,048,769
Samsung Heavy Industries Co., Ltd. *	56,258	396,795
Samsung Life Insurance Co., Ltd.	6,782	493,312
Samsung SDI Co., Ltd.	2,281	463,148
Samsung SDS Co., Ltd.	1,857	345,316
Shinhan Financial Group Co., Ltd.	54,633	2,064,848
SK Holdings Co., Ltd.	2,961	651,157
SK Hynix, Inc.	40,768	2,758,802
SK Innovation Co., Ltd.	15,809	2,471,877
SK Networks Co., Ltd.	104,316	523,441
SK Telecom Co., Ltd.	820	173,927
Woongjin Coway Co., Ltd.	3,848	289,222
Woori Financial Group, Inc.	55,219	654,696
		72,271,307

Singapore 0.8%
CapitaLand Ltd.	170,900	444,103
ComfortDelGro Corp., Ltd.	257,900	510,818
DBS Group Holdings Ltd.	86,756	1,804,129
Golden Agri-Resources Ltd.	1,561,300	331,967
Hutchison Port Holdings Trust, Class U	1,264,264	296,987
Jardine Cycle & Carriage Ltd.	16,800	438,990
Keppel Corp., Ltd.	204,800	1,020,601
Oversea-Chinese Banking Corp., Ltd.	177,817	1,584,038
Sembcorp Industries Ltd.	181,000	353,972
Singapore Airlines Ltd.	83,470	594,751
Singapore Telecommunications Ltd.	710,986	1,658,619
United Overseas Bank Ltd.	72,252	1,479,610
Wilmar International Ltd.	403,566	1,079,289
		11,597,874

Security	Number of Shares	Value ($)
Spain 3.4%
Acerinox S.A.	23,388	243,597
ACS Actividades de Construccion y Servicios S.A.	34,679	1,594,756
Aena SME S.A.	2,757	511,886
Amadeus IT Group S.A.	12,056	960,823
Banco Bilbao Vizcaya Argentaria S.A.	647,051	3,934,619
Banco De Sabadell S.A.	835,512	972,816
Banco Santander S.A.	2,715,524	13,766,011
Bankia S.A.	78,788	218,216
Bankinter S.A.	35,625	284,758
CaixaBank S.A.	195,040	621,689
Enagas S.A.	16,785	478,798
Endesa S.A.	63,900	1,594,200
Ferrovial S.A.	36,966	911,568
Grifols S.A.	12,942	359,675
Iberdrola S.A.	610,090	5,544,125
Industria de Diseno Textil S.A.	54,351	1,645,672
Mapfre S.A.	158,024	474,734
Naturgy Energy Group S.A.	44,661	1,271,423
Red Electrica Corp. S.A.	27,529	571,333
Repsol S.A.	233,406	3,960,595
Telefonica S.A.	999,779	8,335,509
		48,256,803

Sweden 2.1%
Alfa Laval AB	19,960	463,305
Assa Abloy AB, Class B	49,311	1,054,149
Atlas Copco AB, A Shares	38,639	1,206,089
Atlas Copco AB, B Shares	22,634	644,666
BillerudKorsnas AB	22,510	305,998
Boliden AB	28,164	838,159
Electrolux AB, B Shares	29,118	713,633
Epiroc AB, Class A *	27,568	284,987
Epiroc AB, Class B *	20,207	199,964
Essity AB, Class B	38,874	1,152,649
Hennes & Mauritz AB, B Shares	174,275	3,040,915
Hexagon AB, B Shares	8,687	474,590
Husqvarna AB, B Shares	43,746	399,418
ICA Gruppen AB	9,733	352,030
Industrivarden AB, A Shares	3,781	87,546
Industrivarden AB, C Shares	1,967	44,267
Investor AB, A Shares	3,910	185,729
Investor AB, B Shares	9,139	435,854
Kinnevik AB, Class B	3,903	113,739
Sandvik AB	80,246	1,486,026
Securitas AB, B Shares	37,337	652,895
Skandinaviska Enskilda Banken AB, A Shares	121,178	1,156,959
Skanska AB, B Shares	61,150	1,064,876
SKF AB, B Shares	50,496	937,306
SSAB AB, A Shares	29,671	112,098
SSAB AB, B Shares	100,831	325,162
Svenska Handelsbanken AB, A Shares	126,070	1,377,074
Swedbank AB, A Shares	84,137	1,374,732
Swedish Match AB	10,243	499,444
Tele2 AB, B Shares	57,574	769,162
Telefonaktiebolaget LM Ericsson, B Shares	398,835	3,945,345
Telia Co. AB	400,346	1,705,684
Trelleborg AB, B Shares	22,828	377,547
Volvo AB, B Shares	146,684	2,350,820
		30,132,817

23
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Switzerland 5.4%
ABB Ltd.	183,000	3,764,074
Adecco Group AG	31,702	1,821,374
Alcon, Inc. *	27,860	1,604,421
Baloise Holding AG	3,267	560,099
Chocoladefabriken Lindt & Spruengli AG	4	303,450
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	32	212,664
Cie Financiere Richemont S.A.	35,286	2,579,489
Clariant AG *	15,805	325,179
Credit Suisse Group AG *	123,913	1,647,905
Geberit AG	1,318	552,649
Georg Fischer AG	331	321,921
Givaudan S.A.	386	999,472
Julius Baer Group Ltd. *	8,092	390,883
Kuehne & Nagel International AG	4,307	626,043
LafargeHolcim Ltd. *	50,822	2,609,071
Lonza Group AG *	1,732	534,892
Nestle S.A.	185,713	17,880,003
Novartis AG	140,209	11,488,735
Pargesa Holding S.A.	929	73,009
Roche Holding AG	41,570	10,968,797
Roche Holding AG - Bearer Shares	1,846	482,966
Schindler Holding AG	2,739	589,720
Schweizerische Nationalbank	125	711,952
SGS S.A.	258	680,746
Sika AG	5,573	853,906
Sonova Holding AG	1,716	346,601
Swiss Life Holding AG *	2,013	946,368
Swiss Prime Site AG *	3,854	309,493
Swiss Re AG	44,537	4,287,924
Swisscom AG	2,497	1,163,488
The Swatch Group AG	4,520	265,228
The Swatch Group AG - Bearer Shares	3,025	923,196
UBS Group AG *	189,621	2,542,714
Zurich Insurance Group AG	14,636	4,665,485
		78,033,917

United Kingdom 15.7%
3i Group plc	52,874	739,835
Admiral Group plc	12,487	359,679
Aggreko plc	47,959	534,658
Anglo American plc	75,911	1,969,868
Antofagasta plc	38,548	458,250
Ashtead Group plc	26,273	729,529
Associated British Foods plc	36,523	1,219,955
AstraZeneca plc	76,828	5,723,671
Aviva plc	336,013	1,887,092
Babcock International Group plc	39,315	269,884
BAE Systems plc	298,255	1,916,968
Barclays plc	1,821,079	3,908,045
Barratt Developments plc	108,829	856,140
Bellway plc	11,531	468,244
BHP Group plc	219,843	5,189,297
BP plc	3,440,960	25,021,625
British American Tobacco plc	160,971	6,301,841
BT Group plc	1,371,851	4,093,621
Bunzl plc	21,493	648,252
Burberry Group plc	30,405	801,385
Capita plc *	287,340	479,004
Carnival plc	11,964	634,267
Centrica plc	1,313,181	1,825,541
Coca-Cola HBC AG *	13,067	467,998
Compass Group plc	94,480	2,149,785
Security	Number of Shares	Value ($)
CRH plc	20,690	694,577
Croda International plc	5,434	368,124
CYBG plc	51,268	135,846
DCC plc	9,472	847,841
Diageo plc	100,092	4,219,651
Direct Line Insurance Group plc	225,744	971,387
Dixons Carphone plc	307,202	582,398
Drax Group plc	85,257	379,714
DS Smith plc	100,961	471,554
easyJet plc	30,770	466,225
Experian plc	43,061	1,253,459
Ferguson plc	25,333	1,802,846
FirstGroup plc *	537,835	774,276
G4S plc	185,330	523,800
GlaxoSmithKline plc	402,935	8,277,581
Glencore plc *	2,362,894	9,374,918
Greene King plc	49,324	413,084
Hays plc	170,556	338,123
Hiscox Ltd.	17,275	377,851
HSBC Holdings plc	1,626,345	14,170,287
IMI plc	27,414	376,492
Imperial Brands plc	103,928	3,306,799
Inchcape plc	88,432	709,968
Informa plc	59,768	607,723
Inmarsat plc	71,533	509,947
InterContinental Hotels Group plc	10,538	682,547
International Consolidated Airlines Group S.A.	102,667	725,512
Intertek Group plc	5,299	370,632
Investec plc	55,663	353,265
ITV plc	441,815	788,920
J. Sainsbury plc	445,513	1,294,320
John Wood Group plc	63,890	391,694
Johnson Matthey plc	35,686	1,556,781
Kingfisher plc	620,274	2,138,820
Land Securities Group plc	45,437	547,604
Legal & General Group plc	462,899	1,683,346
Lloyds Banking Group plc	5,365,743	4,388,293
London Stock Exchange Group plc	6,145	402,886
Marks & Spencer Group plc	431,632	1,610,098
Meggitt plc	74,443	529,723
Micro Focus International plc	10,428	264,342
Mondi plc	33,178	729,095
National Grid plc	469,071	5,139,108
Next plc	15,196	1,144,163
Paddy Power Betfair plc	1,016	85,995
Pearson plc	87,481	947,672
Pennon Group plc	37,058	361,751
Persimmon plc	24,455	714,400
Prudential plc	123,816	2,813,270
Reckitt Benckiser Group plc	36,685	2,968,053
RELX plc	77,580	1,782,449
Rentokil Initial plc	70,434	358,946
Rio Tinto plc	111,095	6,481,179
Rolls-Royce Holdings plc *	163,514	1,958,168
Royal Dutch Shell plc, A Shares	173,585	5,530,666
Royal Dutch Shell plc, B Shares	577,609	18,641,376
Royal Mail plc	295,446	974,852
RPC Group plc	25,504	262,866
RSA Insurance Group plc	68,759	487,440
Severn Trent plc	25,110	668,390
Smith & Nephew plc	48,078	929,467
Smiths Group plc	33,674	670,434
Smurfit Kappa Group plc	7,190	210,890
SSE plc	162,418	2,430,199
St. James's Place plc	21,987	322,666
Standard Chartered plc	328,830	3,006,549
Standard Life Aberdeen plc	217,892	793,894

24
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tate & Lyle plc	57,690	578,214
Taylor Wimpey plc	347,028	822,736
Tesco plc	1,056,410	3,446,686
The Berkeley Group Holdings plc	13,313	653,091
The British Land Co., plc	41,138	319,176
The Sage Group plc	68,155	646,051
The Weir Group plc	19,086	414,832
Travis Perkins plc	55,865	1,019,354
TUI AG	19,960	222,263
Unilever plc	59,374	3,598,960
United Utilities Group plc	72,209	783,325
Vodafone Group plc	4,844,611	8,986,143
Whitbread plc	11,975	697,175
William Hill plc	165,304	346,399
WM Morrison Supermarkets plc	571,802	1,611,693
WPP plc	170,577	2,128,425
		225,026,149
Total Common Stock
(Cost $1,322,716,291)		1,410,777,454

Preferred Stock 1.0% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	10,629	785,916
Fuchs Petrolub SE	4,996	217,840
Henkel AG & Co. KGaA	11,032	1,116,584
RWE AG, Non Voting Shares	8,082	206,224
Volkswagen AG	38,525	6,726,545
		9,053,109

Italy 0.1%
Telecom Italia S.p.A. - RSP	1,797,600	938,657

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	5,864	407,200
Hyundai Motor Co., Ltd. 2nd	9,257	694,266
LG Chem Ltd.	863	148,381
Samsung Electronics Co., Ltd.	98,056	3,128,105
		4,377,952

Spain 0.0%
Grifols S.A., Class B	11,656	224,393

United Kingdom 0.0%
Rolls Royce Group plc *(a)	11,609,494	15,139
Total Preferred Stock
(Cost $14,293,304)		14,609,250

Other Investment Company 0.6% of net assets

United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	8,286,536	8,286,536
Total Other Investment Company
(Cost $8,286,536)		8,286,536
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
BNP Paribas
Euro
(0.58%), 05/02/19 (d)	465,347	521,934
U.S. Dollar
1.80%, 05/01/19 (d)	812,164	812,164
Brown Brothers Harriman
Australian Dollar
0.72%, 05/01/19 (d)	9,523	6,713
Canadian Dollar
0.84%, 05/01/19 (d)	142,000	105,994
Danish Krone
(0.85%), 05/01/19 (d)	4,055	609
Hong Kong Dollar
1.04%, 05/02/19 (d)	138,159	17,612
New Zealand Dollar
1.10%, 05/01/19 (d)	60,891	40,669
Norwegian Krone
0.47%, 05/02/19 (d)	15,628	1,812
Singapore Dollar
0.89%, 05/02/19 (d)	1,768	1,300
Swedish Krona
(0.52%), 05/02/19 (d)	86	9
Swiss Franc
(1.60%), 05/02/19 (d)	13,241	12,994
Citibank
Pound Sterling
0.37%, 05/01/19 (d)	32,852	42,839
Total Short-Term Investments
(Cost $1,564,649)		1,564,649

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	103	9,872,550	13,715
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,896,188.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

25
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 5.7%
Adelaide Brighton Ltd.	174,076	531,883
ALS Ltd.	122,263	685,372
Ansell Ltd.	41,051	781,540
Ardent Leisure Group Ltd.	269,254	242,958
Aristocrat Leisure Ltd.	46,823	861,945
ASX Ltd.	21,459	1,127,419
Ausdrill Ltd.	71,165	82,415
AusNet Services	632,381	791,732
Australian Pharmaceutical Industries Ltd.	487,999	495,732
Automotive Holdings Group Ltd.	498,570	844,627
Bank of Queensland Ltd. (a)	142,741	932,900
Bapcor Ltd.	14,122	56,706
Beach Energy Ltd.	215,915	323,775
Bega Cheese Ltd. (a)	80,246	286,832
Breville Group Ltd.	34,568	468,508
carsales.com Ltd.	34,586	328,570
Challenger Ltd.	116,953	677,036
Charter Hall Retail REIT	70,890	232,550
Cleanaway Waste Management Ltd.	322,781	512,574
Cochlear Ltd.	4,932	651,936
Computershare Ltd.	88,476	1,113,050
Costa Group Holdings Ltd.	16,192	64,817
Cromwell Property Group	359,767	285,395
CSR Ltd.	319,823	803,427
Dexus	142,822	1,260,937
Domino's Pizza Enterprises Ltd.	897	27,191
DuluxGroup Ltd.	107,380	738,207
Eclipx Group Ltd.	38,911	27,860
Evolution Mining Ltd.	124,421	280,467
FlexiGroup Ltd.	69,291	68,245
Flight Centre Travel Group Ltd.	17,455	472,841
G.U.D. Holdings Ltd.	30,347	252,881
G8 Education Ltd.	182,652	392,831
Genworth Mortgage Insurance Australia Ltd.	204,803	345,405
GWA Group Ltd.	134,471	319,375
Harvey Norman Holdings Ltd. (a)	251,238	738,672
Healius Ltd.	403,875	887,857
Healthscope Ltd.	588,165	1,016,192
Iluka Resources Ltd.	93,630	571,349
Independence Group NL	8,153	25,703
Inghams Group Ltd. (a)	110,777	347,616
InvoCare Ltd.	30,784	332,156
IOOF Holdings Ltd.	145,016	663,822
IRESS Ltd.	28,888	291,985
James Hardie Industries plc	61,675	839,106
JB Hi-Fi Ltd. (a)	60,504	1,099,688
Link Administration Holdings Ltd.	51,355	275,466
MACA Ltd.	122,558	88,989
Magellan Financial Group Ltd.	2,832	89,144
McMillan Shakespeare Ltd.	21,602	202,033
Mineral Resources Ltd.	56,137	617,529
Monadelphous Group Ltd.	75,652	1,010,304
Myer Holdings Ltd. *(a)	3,637,958	1,824,893
Navitas Ltd.	97,610	398,140
Security	Number of Shares	Value ($)
nib Holdings Ltd.	135,525	549,405
Nine Entertainment Co. Holdings Ltd.	576,910	711,132
Northern Star Resources Ltd.	59,621	345,238
NRW Holdings Ltd.	42,806	88,717
Nufarm Ltd.	122,072	436,163
Orora Ltd.	417,296	891,687
OZ Minerals Ltd.	115,646	814,294
Pact Group Holdings Ltd.	85,949	159,408
Pendal Group Ltd.	62,997	405,757
Perpetual Ltd.	14,864	429,122
Premier Investments Ltd.	29,908	360,071
Qantas Airways Ltd.	290,824	1,150,419
Qube Holdings Ltd.	259,509	518,006
REA Group Ltd.	937	52,804
Regis Resources Ltd.	97,226	328,937
Resolute Mining Ltd.	361,866	289,440
Sandfire Resources NL	63,516	315,930
Santos Ltd.	282,903	1,431,661
SEEK Ltd.	52,837	678,640
Seven Group Holdings Ltd.	30,668	424,071
Seven West Media Ltd. *	899,477	358,973
Sigma Healthcare Ltd.	1,964,049	726,401
Southern Cross Media Group Ltd.	374,922	333,042
St. Barbara Ltd.	14,508	32,773
Super Retail Group Ltd.	96,044	586,633
Sydney Airport	140,988	757,831
Tassal Group Ltd.	15,688	56,654
The GPT Group	257,215	1,040,449
The Star Entertainment Grp Ltd.	289,781	927,874
TPG Telecom Ltd.	74,581	354,386
Treasury Wine Estates Ltd.	80,842	980,589
Vicinity Centres	553,050	991,803
Virgin Australia International Holdings *(b)	176,214	—
Vocus Group Ltd. *	19,792	54,523
Washington H Soul Pattinson & Co., Ltd.	12,613	204,571
Whitehaven Coal Ltd.	122,082	362,075
		46,840,062

Austria 0.6%
Austria Technologie & Systemtechnik AG	12,023	239,938
BAWAG Group AG	9,589	466,406
CA Immobilien Anlagen AG	9,158	320,988
DO & Co. AG	576	48,647
EVN AG	3,708	55,313
IMMOFINANZ AG *	20,732	531,715
Lenzing AG	5,991	673,480
Oesterreichische Post AG	17,270	672,533
POLYTEC Holding AG	6,003	69,350
S IMMO AG	12,930	283,068
UNIQA Insurance Group AG	46,027	490,427
Verbund AG	14,355	712,828
Vienna Insurance Group AG Wiener Versicherung Gruppe	17,360	482,880
Zumtobel Group AG *	28,022	202,092
		5,249,665

26
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Belgium 1.2%
Ackermans & van Haaren N.V.	4,902	789,825
AGFA-Gevaert N.V. *	124,699	539,465
Barco N.V.	3,189	567,184
Befimmo S.A.	4,437	254,305
Bekaert S.A.	30,906	845,881
bpost S.A.	94,307	1,135,366
Cie d'Entreprises CFE	2,507	249,782
Cofinimmo S.A.	4,255	544,055
D'ieteren S.A./N.V.	22,031	912,498
Econocom Group S.A.	13,961	58,243
Elia System Operator S.A./N.V.	7,898	532,390
Euronav N.V.	61,533	582,911
Gimv N.V.	1,157	69,577
Greenyard N.V. (a)	13,694	59,133
Melexis N.V.	883	70,961
Nyrstar N.V. *(a)	301,161	76,136
Ontex Group N.V.	30,333	763,619
Orange Belgium S.A.	21,285	445,953
Sofina S.A.	1,294	266,554
Telenet Group Holding N.V.	17,605	935,050
Tessenderlo Group S.A. *	11,348	410,371
		10,109,259

Canada 7.9%
Aecon Group, Inc.	48,672	695,729
Aimia, Inc. *	193,199	604,243
Alacer Gold Corp. *	22,700	60,152
Algonquin Power & Utilities Corp.	57,979	661,714
Allied Properties Real Estate Investment Trust	14,300	506,269
Altus Group Ltd.	2,600	52,516
Artis Real Estate Investment Trust	72,973	568,119
ATS Automation Tooling Systems, Inc. *	4,300	68,848
AutoCanada, Inc. (a)	31,600	279,982
Badger Daylighting Ltd.	2,100	70,836
Baytex Energy Corp. *	412,900	838,313
Birchcliff Energy Ltd.	27,700	72,367
BlackBerry Ltd. *	23,100	211,912
Boardwalk Real Estate Investment Trust (a)	14,477	420,251
Bombardier, Inc., Class B *	130,700	223,410
Bonavista Energy Corp.	731,300	573,162
Bonterra Energy Corp. (a)	32,022	159,907
Boyd Group Income Fund	800	87,894
BRP, Inc.	2,200	68,379
CAE, Inc.	52,419	1,219,210
Calfrac Well Services Ltd. *	29,700	69,389
Canadian Apartment Properties REIT	19,399	694,032
Canadian Utilities Ltd., Class A	48,600	1,339,701
Canadian Western Bank	23,939	536,783
Canfor Corp. *	40,195	420,342
Canfor Pulp Products, Inc.	4,200	45,991
CanWel Building Materials Group Ltd. (a)	14,900	53,941
Capital Power Corp.	43,499	980,570
Cascades, Inc.	58,019	347,759
CCL Industries, Inc., Class B	18,690	797,293
Centerra Gold, Inc. *	113,577	578,186
CES Energy Solutions Corp.	114,642	223,345
Chartwell Retirement Residences	45,800	502,203
Chemtrade Logistics Income Fund (a)	51,381	335,585
Choice Properties Real Estate Investment Trust	30,600	311,550
Chorus Aviation, Inc. (a)	17,700	98,957
Security	Number of Shares	Value ($)
Cineplex, Inc.	29,560	565,296
Cogeco Communications, Inc.	5,131	340,752
Cogeco, Inc.	10,900	669,605
Colliers International Group, Inc.	4,034	259,197
Cominar Real Estate Investment Trust	102,513	860,078
Constellation Software, Inc.	1,128	995,279
Corus Entertainment, Inc., Class B	105,843	602,018
Cott Corp.	38,200	591,947
Crombie Real Estate Investment Trust	39,800	424,826
Detour Gold Corp. *	31,400	278,913
Dream Global Real Estate Investment Trust	27,280	280,803
Dream Office Real Estate Investment Trust	48,817	849,023
Eldorado Gold Corp. *	105,561	439,673
Element Fleet Management Corp.	14,500	89,942
Emera, Inc.	13,800	518,234
Enerflex Ltd.	47,649	659,055
Enerplus Corp.	101,700	930,687
Ensign Energy Services, Inc.	192,789	810,183
Exchange Income Corp. (a)	14,530	385,023
Extendicare, Inc. (a)	53,500	326,263
First Capital Realty, Inc.	33,978	541,487
FirstService Corp.	3,900	339,376
Franco-Nevada Corp.	11,553	827,777
Frontera Energy Corp.	21,300	189,676
Genworth MI Canada, Inc.	14,305	444,515
Gluskin Sheff + Associates, Inc.	6,300	67,764
Granite Real Estate Investment Trust	7,104	323,410
Great Canadian Gaming Corp. *	9,527	366,161
Home Capital Group, Inc. *	46,170	652,728
Horizon North Logistics, Inc.	37,700	66,975
Hudbay Minerals, Inc.	66,556	443,144
Hudson's Bay Co. (a)	110,200	612,816
IAMGOLD Corp. *	117,268	352,758
IGM Financial, Inc.	39,100	1,079,869
Innergex Renewable Energy, Inc.	22,700	239,928
Interfor Corp. *	30,295	377,642
Intertape Polymer Group, Inc.	23,885	331,969
Just Energy Group, Inc.	78,614	286,947
Kinross Gold Corp. *	334,700	1,064,285
Kirkland Lake Gold Ltd.	2,900	93,752
Laurentian Bank of Canada	13,511	428,011
Lundin Mining Corp.	134,925	724,125
Maple Leaf Foods, Inc.	39,063	911,480
Martinrea International, Inc.	78,671	800,392
Medical Facilities Corp.	22,986	281,384
MEG Energy Corp. *	117,662	523,450
Morneau Shepell, Inc.	13,812	286,715
Mullen Group Ltd.	70,292	525,734
NFI Group, Inc.	13,792	348,789
Norbord, Inc.	14,800	376,932
Northland Power, Inc.	28,146	500,439
Northview Apartment Real Estate Investment Trust	12,400	260,829
OceanaGold Corp.	174,872	490,795
Pan American Silver Corp.	48,905	622,766
Parex Resources, Inc. *	28,200	480,349
Parkland Fuel Corp.	45,800	1,411,571
Pason Systems, Inc.	22,996	342,442
Peyto Exploration & Development Corp. (a)	113,802	513,923
PrairieSky Royalty Ltd.	18,900	272,418
Precision Drilling Corp. *	321,100	788,549
Premium Brands Holdings Corp.	5,200	312,574
Quebecor, Inc., Class B	48,500	1,209,513
Restaurant Brands International, Inc.	14,700	959,445
Richelieu Hardware Ltd.	18,514	287,584

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ritchie Bros. Auctioneers, Inc.	14,155	492,578
Rogers Sugar, Inc.	58,970	270,707
Russel Metals, Inc.	53,417	940,988
Secure Energy Services, Inc.	93,631	560,514
SEMAFO, Inc. *	108,100	287,255
Seven Generations Energy Ltd., Class A *	41,300	323,692
ShawCor Ltd.	49,996	741,898
Sherritt International Corp. *	214,500	31,222
SmartCentres Real Estate Investment Trust	31,125	787,128
Stantec, Inc.	33,948	850,157
Stella-Jones, Inc.	11,100	379,059
Superior Plus Corp.	103,243	900,111
The North West Co., Inc.	24,415	515,746
The Stars Group, Inc. *	13,200	249,083
TMX Group Ltd.	8,700	554,976
Toromont Industries Ltd.	16,881	877,883
Tourmaline Oil Corp.	50,577	756,182
Transcontinental, Inc., Class A	40,620	488,156
Trican Well Service Ltd. *	335,266	352,859
Turquoise Hill Resources Ltd. *	143,900	214,824
Uni-Select, Inc. (a)	28,920	308,693
Vermilion Energy, Inc. (a)	44,200	1,128,672
Western Forest Products, Inc.	298,195	418,457
WestJet Airlines Ltd.	96,300	1,359,284
Westshore Terminals Investment Corp.	17,256	270,748
Wheaton Precious Metals Corp.	55,585	1,202,399
Whitecap Resources, Inc.	140,600	565,674
Winpak Ltd.	8,800	289,940
Yamana Gold, Inc.	337,100	739,773
		64,877,483

Denmark 1.2%
Chr. Hansen Holding A/S	6,113	624,633
D/S Norden A/S	25,593	405,982
Demant A/S *	12,788	404,054
Dfds A/S	10,051	477,884
FLSmidth & Co. A/S	19,464	978,307
Genmab A/S *	345	57,273
GN Store Nord A/S	16,429	842,073
H. Lundbeck A/S	5,567	234,696
Jyske Bank A/S	19,450	784,505
Matas A/S	26,648	264,626
Nilfisk Holding A/S *	10,099	427,150
NKT A/S *(a)	20,998	387,312
Rockwool International A/S, B Shares	2,568	687,065
Royal Unibrew A/S	6,824	489,672
Scandinavian Tobacco Group A/S	35,669	424,676
Schouw & Co. A/S	5,902	419,978
SimCorp A/S	3,562	349,682
Spar Nord Bank A/S	7,670	65,969
Sydbank A/S	25,705	555,326
Topdanmark A/S	5,557	299,828
Tryg A/S	30,172	923,404
		10,104,095

Finland 1.3%
Aktia Bank Oyj	4,965	48,337
Cargotec Oyj, B Shares	22,806	936,312
Caverion Oyj	59,681	434,903
Cramo Oyj	24,485	514,920
DNA Oyj	14,525	346,050
Finnair Oyj	31,041	259,613
Huhtamaki Oyj	30,209	1,155,227
Kemira Oyj	48,600	688,835
Security	Number of Shares	Value ($)
Konecranes Oyj	19,820	828,475
Metsa Board Oyj	66,078	369,637
Orion Oyj, Class B	40,089	1,336,747
Outotec Oyj *	70,780	373,911
Ramirent Oyj	45,995	323,077
Sanoma Oyj	51,800	528,119
Tieto Oyj	32,037	912,143
Tokmanni Group Corp.	5,670	49,667
Uponor Oyj	25,798	308,944
Valmet Oyj	35,818	986,679
Yit Oyj	70,084	430,018
		10,831,614

France 4.3%
Aeroports de Paris	4,411	898,576
Albioma S.A.	12,462	293,229
ALD S.A.	66,123	972,076
Altarea S.C.A.	362	76,494
Alten S.A.	6,685	730,082
Altran Technologies S.A.	66,693	869,510
Amundi S.A.	11,012	792,283
Beneteau S.A.	4,395	55,796
BioMerieux	5,441	432,147
Bonduelle S.C.A.	2,291	73,362
Coface S.A.	36,704	370,228
Covivio	10,354	1,120,660
Dassault Aviation S.A.	269	407,008
Derichebourg S.A.	74,946	326,590
Edenred	31,369	1,478,978
Elior Group S.A.	74,680	1,033,612
Elis S.A.	43,886	783,215
Eramet	2,720	190,479
Eurofins Scientific SE (a)	863	395,192
Euronext N.V.	11,174	776,393
Europcar Mobility Group	36,704	306,078
Fnac Darty S.A. *	6,737	592,030
Gaztransport Et Technigaz S.A.	3,342	302,419
Gecina S.A.	5,918	884,231
Getlink SE	83,729	1,347,696
ICADE (a)	10,299	880,214
Imerys S.A.	16,600	884,010
Ipsen S.A.	3,157	368,706
IPSOS	22,308	647,070
JCDecaux S.A.	21,383	700,309
Kaufman & Broad S.A.	7,502	299,326
Korian S.A.	14,587	587,185
Latecoere SACA *	55,723	203,735
LISI	7,403	247,851
Maisons du Monde S.A.	9,948	214,191
Mercialys S.A.	21,294	280,096
Mersen S.A.	1,842	65,557
Metropole Television S.A.	35,539	705,417
Neopost S.A.	38,117	934,959
Nexans S.A.	25,290	887,038
Nexity S.A.	16,624	777,576
Orpea	6,325	771,704
Plastic Omnium S.A.	23,879	723,472
Remy Cointreau S.A.	3,402	453,303
Rothschild & Co.	2,208	75,988
SEB S.A.	5,939	1,088,092
Societe BIC S.A.	11,984	1,032,378
Solocal Group *	186,655	198,466
Sopra Steria Group	4,277	546,240
SPIE S.A.	57,746	1,114,807
Tarkett S.A.	22,740	551,214
Technicolor S.A. *	664,163	797,097
Television Francaise	76,170	832,111

28
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Trigano S.A.	577	55,323
UbiSoft Entertainment S.A. *	10,795	1,031,335
Vallourec S.A. *(a)	306,181	759,565
Vicat S.A.	9,364	495,206
Vilmorin & Cie S.A.	3,686	205,057
		34,922,962

Germany 3.4%
1&1 Drillisch AG	1,227	45,745
Aareal Bank AG	22,055	771,443
Alstria Office REIT AG	4,221	66,185
Aroundtown S.A.	8,941	72,641
Axel Springer SE	12,716	720,229
Bauer AG	13,385	336,283
BayWa AG	22,698	669,079
Bechtle AG	8,237	847,969
Bertrandt AG	2,513	195,891
Bilfinger SE	32,544	1,203,493
CANCOM SE	7,602	384,766
Carl Zeiss Meditec AG, Class B	893	87,835
CECONOMY AG *	112,381	753,759
Cewe Stiftung & Co. KGaA	613	57,891
CTS Eventim AG & Co. KGaA	6,985	358,744
Deutsche Euroshop AG	10,203	306,632
Deutz AG	75,019	741,337
DMG Mori AG	5,038	259,646
Duerr AG	17,629	797,253
DWS Group GmbH & Co. KGaA *	2,434	89,434
ElringKlinger AG	34,424	261,101
Fielmann AG	5,294	376,399
Fraport AG Frankfurt Airport Services Worldwide	10,084	839,444
Gerresheimer AG	9,356	704,904
Grand City Properties S.A.	3,144	74,085
GRENKE AG	570	60,809
Hamburger Hafen und Logistik AG	2,926	73,858
Hapag-Lloyd AG	14,295	440,114
Heidelberger Druckmaschinen AG *	152,267	285,291
Hella GmbH & Co. KGaA	22,775	1,242,357
HOCHTIEF AG	7,335	1,096,647
Hornbach Holding AG & Co. KGaA	12,063	654,169
Indus Holding AG	8,704	463,799
Jenoptik AG	9,236	365,549
Knorr-Bremse AG *	1,657	179,891
Koenig & Bauer AG	1,335	64,901
Krones AG	5,881	548,675
LEG Immobilien AG	7,808	911,034
Nordex SE *	36,062	585,789
Norma Group SE	8,389	396,665
Pfeiffer Vacuum Technology AG	1,648	276,705
Puma SE	1,537	950,731
QIAGEN N.V. *	4,872	188,648
Rational AG	82	55,367
Rhoen-Klinikum AG	15,088	445,067
SAF-Holland S.A.	23,519	293,480
Scout24 AG	14,880	766,044
Siemens Healthineers AG	3,917	167,664
Siltronic AG	3,698	362,341
Sixt SE	4,299	479,392
Software AG	14,797	563,611
Stabilus S.A.	1,214	67,745
Stroeer SE & Co. KGaA	1,075	72,645
Suedzucker AG	83,503	1,285,056
TAG Immobilien AG	21,442	482,873
Takkt AG	18,328	288,205
Talanx AG *	19,079	763,546
TLG Immobilien AG	8,446	248,667
Security	Number of Shares	Value ($)
Wacker Chemie AG	6,974	613,072
Wacker Neuson SE	12,651	351,584
Wirecard AG	2,928	442,325
Zalando SE *	11,502	541,053
		28,097,557

Greece 0.0%
TT Hellenic Postbank S.A. *(b)	24,275	—

Hong Kong 4.0%
AAC Technologies Holdings, Inc.	114,500	743,810
ASM Pacific Technology Ltd.	65,200	756,256
BOC Aviation Ltd.	38,800	333,505
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	—
Cafe De Coral Holdings Ltd.	150,000	369,565
Cathay Pacific Airways Ltd.	407,000	685,395
China Harmony New Energy Auto Holding Ltd.	702,000	249,269
China Travel International Investment Hong Kong Ltd.	874,000	202,002
Chow Tai Fook Jewellery Group Ltd.	545,000	583,312
CITIC Telecom International Holdings Ltd.	703,000	291,317
CK Infrastructure Holdings Ltd.	32,000	259,505
Dah Sing Financial Holdings Ltd.	38,800	203,815
Dairy Farm International Holdings Ltd.	75,023	587,700
Esprit Holdings Ltd. *	4,215,176	855,588
First Pacific Co., Ltd.	2,672,000	1,108,186
Fortune REIT	80,000	103,649
Giordano International Ltd.	730,000	347,344
Global Brands Group Holding Ltd. (a)	4,878,673	596,799
Haitong International Securities Group Ltd.	165,000	59,855
Hang Lung Group Ltd.	350,000	1,043,842
Hang Lung Properties Ltd.	516,000	1,214,522
Hopewell Holdings Ltd. (b)	36,750	181,764
Huabao International Holdings Ltd.	68,000	31,920
Hutchison Telecommunications Hong Kong Holdings Ltd.	780,000	330,352
Hysan Development Co., Ltd.	85,000	476,402
IGG, Inc.	34,000	43,107
Johnson Electric Holdings Ltd.	183,000	430,822
K Wah International Holdings Ltd.	600,000	376,576
Kerry Logistics Network Ltd.	251,000	447,858
Kerry Properties Ltd.	251,000	1,074,372
L'Occitane International S.A.	170,250	305,941
Lifestyle International Holdings Ltd.	150,000	261,425
Luk Fook Holdings International Ltd.	218,000	781,093
Man Wah Holdings Ltd.	566,800	291,610
Melco International Development Ltd.	148,000	363,681
MGM China Holdings Ltd.	220,400	454,986
Minth Group Ltd.	143,500	453,672
MMG Ltd. *	696,000	301,321
NagaCorp Ltd.	50,000	64,207
NewOcean Energy Holdings Ltd. *	336,000	92,587
Nexteer Automotive Group Ltd.	75,000	117,603
NWS Holdings Ltd.	424,000	881,720
Pacific Basin Shipping Ltd.	1,705,000	350,312
Pacific Textile Holdings Ltd.	330,000	279,234
Pou Sheng International Holdings Ltd.	1,421,000	333,296
Power Assets Holdings Ltd.	100,143	698,514
Prada S.p.A.	175,000	492,228
Road King Infrastructure Ltd.	148,000	336,085
Sa Sa International Holdings Ltd.	554,518	188,275
Samsonite International S.A. *	280,300	803,894

29
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Semiconductor Manufacturing International Corp. *(a)	803,400	860,207
Shangri-La Asia Ltd.	260,000	368,624
Shougang Fushan Resources Group Ltd.	1,710,000	414,509
Shui On Land Ltd.	1,621,500	395,101
SITC International Holdings Co., Ltd.	376,000	400,277
SmarTone Telecommunications Holdings Ltd.	344,000	358,512
Sun Art Retail Group Ltd.	911,500	796,591
Swire Properties Ltd.	158,800	646,207
Television Broadcasts Ltd.	213,900	420,238
The Bank of East Asia Ltd.	271,667	857,518
The Hongkong & Shanghai Hotels Ltd.	194,238	284,405
Tingyi (Cayman Islands) Holding Corp.	694,000	1,142,829
Towngas China Co., Ltd. *	63,000	50,124
Truly International Holdings Ltd. *(a)	2,364,000	398,904
Uni-President China Holdings Ltd.	418,000	382,779
Value Partners Group Ltd.	70,000	52,761
Vitasoy International Holdings Ltd.	84,000	422,956
VSTECS Holdings Ltd.	688,000	377,593
VTech Holdings Ltd.	78,900	720,885
Wynn Macau Ltd.	322,800	928,751
Xinyi Glass Holdings Ltd.	538,000	615,325
Xinyi Solar Holdings Ltd.	156,000	88,958
		32,824,147

Ireland 0.4%
AIB Group plc	38,197	177,458
C&C Group plc	108,205	410,813
Glanbia plc	44,663	821,041
Irish Continental Group plc	46,068	259,900
Kingspan Group plc	21,174	1,113,342
Total Produce plc	241,150	430,054
		3,212,608

Israel 0.9%
Azrieli Group Ltd.	6,191	352,718
Cellcom Israel Ltd. *	11,252	47,115
Clal Insurance Enterprise Holdings Ltd. *	4,609	63,987
Delek Group Ltd.	833	158,634
El Al Israel Airlines *	211,515	53,440
Elbit Systems Ltd.	5,084	708,707
First International Bank of Israel Ltd. *	14,455	363,267
Gazit-Globe Ltd.	42,988	347,006
Harel Insurance Investments & Finances Service Ltd.	11,508	86,269
Israel Discount Bank Ltd., Class A	304,909	1,190,266
Mizrahi Tefahot Bank Ltd.	27,334	591,702
Nice Ltd. *	6,507	896,376
Oil Refineries Ltd. *	353,190	173,502
Partner Communications Co., Ltd. *	56,555	255,710
Paz Oil Co., Ltd.	1,796	261,830
Shikun & Binui Ltd. *	35,196	91,052
Shufersal Ltd.	10,033	66,717
The Israel Corp., Ltd. *	3,077	742,393
The Phoenix Holdings Ltd.	11,436	65,283
Tower Semiconductor Ltd. *	26,203	478,209
		6,994,183

Security	Number of Shares	Value ($)
Italy 2.3%
ACEA S.p.A.	23,087	419,847
Alitalia - Linee Aeree Italiane S.p.A. *(b)	14,782	—
Amplifon S.p.A.	13,620	262,020
Anima Holding S.p.A.	95,292	379,778
Astaldi S.p.A. *(a)	316,059	247,181
ASTM S.p.A.	19,971	508,868
Autogrill S.p.A.	57,671	560,441
Azimut Holding S.p.A.	40,599	820,977
Banca Carige S.p.A. *(b)	60,009,170	75,720
Banca Generali S.p.A.	13,759	388,759
Banca IFIS S.p.A.	2,688	46,426
Banca Mediolanum S.p.A.	73,377	538,936
Banca Monte dei Paschi di Siena S.p.A. *	69,164	105,100
Banca Popolare Di Sondrio Scarl	294,902	802,820
Brembo S.p.A.	40,491	532,626
Buzzi Unicem S.p.A.	34,632	772,142
Cerved Group S.p.A.	46,176	451,285
Danieli & C Officine Meccaniche S.p.A.	12,242	249,348
Davide Campari-Milano S.p.A.	60,367	608,981
De'Longhi S.p.A.	18,074	463,286
DiaSorin S.p.A.	2,674	261,402
Enav S.p.A.	82,560	450,852
ERG S.p.A.	24,967	461,222
Esprinet S.p.A.	53,755	219,160
Ferrari N.V.	6,683	906,426
Fincantieri S.p.A. *	45,012	55,119
FinecoBank Banca Fineco S.p.A.	39,889	525,415
Industria Macchine Automatiche S.p.A.	872	68,570
Infrastrutture Wireless Italiane S.p.A.	7,536	62,466
Interpump Group S.p.A.	11,452	430,644
Iren S.p.A.	282,463	660,233
Italgas S.p.A.	171,643	1,072,168
MARR S.p.A.	10,114	245,658
Mediaset S.p.A. *(a)	235,428	783,763
Moncler S.p.A.	12,125	498,510
OVS S.p.A. *(a)	230,970	481,975
Piaggio & C. S.p.A.	23,481	64,879
Recordati S.p.A.	14,824	599,004
Salini Impregilo S.p.A.	159,846	333,467
Salvatore Ferragamo S.p.A.	13,395	303,904
Societa Cattolica di Assicurazioni SC	77,425	721,370
Societa Iniziative Autostradali e Servizi S.p.A.	27,837	458,989
Tod's S.p.A.	5,581	274,298
UnipolSai Assicurazioni S.p.A.	321,665	881,429
		19,055,464

Japan 33.6%
ABC-Mart, Inc.	7,700	478,554
Acom Co., Ltd.	10,600	37,249
Adastria Co., Ltd.	28,880	710,105
ADEKA Corp.	57,400	862,347
Advantest Corp.	21,900	621,056
Aeon Delight Co., Ltd.	10,300	346,792
AEON Financial Service Co., Ltd.	34,200	710,044
Aeon Mall Co., Ltd.	39,730	609,972
Ahresty Corp.	14,700	84,337
Aica Kogyo Co., Ltd.	17,000	589,839
Aichi Steel Corp.	13,600	417,659
Aida Engineering Ltd.	34,200	269,830
Ain Holdings, Inc.	6,800	540,904
Aisan Industry Co., Ltd.	42,600	288,761
Alconix Corp.	6,700	79,782

30
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alpen Co., Ltd.	16,100	250,337
Amano Corp.	25,000	653,317
Anritsu Corp.	34,500	600,047
AOKI Holdings, Inc.	30,300	316,669
Aoyama Trading Co., Ltd.	35,000	768,775
Aozora Bank Ltd.	31,800	776,986
Arata Corp.	13,700	489,434
Arcland Sakamoto Co., Ltd.	23,500	305,458
Arcs Co., Ltd.	40,300	816,987
Asahi Diamond Industrial Co., Ltd.	35,600	252,032
Asahi Holdings, Inc.	19,300	375,687
ASKUL Corp.	10,000	268,793
Autobacs Seven Co., Ltd.	43,800	763,871
Avex, Inc.	31,500	399,183
Axial Retailing, Inc.	10,700	318,748
Azbil Corp.	47,600	1,145,721
Belc Co., Ltd.	4,800	215,163
Belluna Co., Ltd.	6,700	50,556
Benesse Holdings, Inc.	36,500	1,009,146
BML, Inc.	9,100	257,120
Bunka Shutter Co., Ltd.	44,400	327,556
Calbee, Inc.	19,700	545,500
Canon Electronics, Inc.	13,300	219,181
Canon Marketing Japan, Inc.	38,500	835,370
Capcom Co., Ltd.	18,800	424,197
Cawachi Ltd.	18,300	324,016
Central Glass Co., Ltd.	34,200	799,255
Chiyoda Co., Ltd.	20,100	318,518
Chiyoda Corp. *(a)	165,200	523,475
Chubu Shiryo Co. Ltd	11,300	125,128
Chudenko Corp.	14,000	286,654
Chugoku Marine Paints Ltd.	32,700	309,651
CKD Corp.	29,400	341,948
Cocokara fine, Inc.	14,800	589,265
Colowide Co., Ltd.	2,600	52,232
CONEXIO Corp.	4,200	52,152
Cosmos Pharmaceutical Corp.	2,200	351,693
Create SD Holdings Co., Ltd.	9,500	219,728
Credit Saison Co., Ltd.	84,500	1,081,141
CyberAgent, Inc.	16,800	673,414
Daido Metal Co., Ltd.	31,300	197,328
Daifuku Co., Ltd.	13,700	842,833
Daihen Corp.	12,200	341,495
Daiho Corp.	10,100	270,902
Daiichikosho Co., Ltd.	13,800	676,131
Daikyonishikawa Corp.	33,600	338,885
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,800	343,713
Daio Paper Corp.	44,600	516,356
Daiseki Co., Ltd.	11,500	315,929
Daiwabo Holdings Co., Ltd.	14,600	747,166
DCM Holdings Co., Ltd.	85,600	848,483
Dena Co., Ltd.	55,186	861,828
Descente Ltd.	13,100	277,505
Dexerials Corp.	29,000	183,479
Disco Corp.	4,900	847,929
DMG Mori Co., Ltd.	27,400	395,112
Doshisha Co., Ltd.	16,000	255,947
Doutor Nichires Holdings Co., Ltd.	16,900	322,352
DTS Corp.	7,900	279,800
Duskin Co., Ltd.	27,000	666,337
DyDo Group Holdings, Inc.	6,400	286,164
Eagle Industry Co., Ltd.	21,700	248,670
Earth Corp.	6,000	275,168
Eizo Corp.	7,450	286,327
Exedy Corp.	25,600	586,628
Ezaki Glico Co., Ltd.	20,300	1,071,330
F-Tech, Inc.	5,700	45,291
Security	Number of Shares	Value ($)
F.C.C. Co., Ltd.	20,100	416,186
FamilyMart UNY Holdings Co., Ltd.	35,900	957,330
Fancl Corp.	11,800	350,112
Feed One Co., Ltd.	44,300	68,144
Foster Electric Co., Ltd.	37,900	590,955
FP Corp.	6,100	371,662
Fuji Co., Ltd.	20,500	341,835
Fuji Corp.	30,738	464,640
Fuji Media Holdings, Inc.	7,800	104,970
Fuji Oil Co., Ltd.	116,300	291,065
Fuji Oil Holdings, Inc.	17,100	549,276
Fuji Seal International, Inc.	11,200	391,679
Fuji Soft, Inc.	9,300	367,854
Fujimori Kogyo Co., Ltd.	11,200	327,621
Fujitec Co., Ltd.	49,100	603,046
Fujitsu General Ltd.	34,500	503,788
Fukuoka Financial Group, Inc.	43,100	1,006,052
Fukuyama Transporting Co., Ltd.	14,600	562,494
Funai Electric Co., Ltd. *(a)	38,000	274,988
Furukawa Co., Ltd.	25,700	320,530
Futaba Corp.	16,900	274,601
Futaba Industrial Co., Ltd.	72,500	457,326
Fuyo General Lease Co., Ltd.	4,200	209,777
G-Tekt Corp.	23,000	328,119
Geo Holdings Corp.	42,600	580,456
Glory Ltd.	35,000	883,708
Gree, Inc.	98,600	384,811
GS Yuasa Corp.	48,900	982,490
GungHo Online Entertainment, Inc.	349,300	1,089,777
Gunze Ltd.	10,600	451,465
H-One Co., Ltd.	5,700	49,119
H.I.S. Co., Ltd.	14,900	475,918
Hakuto Co., Ltd.	4,800	52,081
Hamakyorex Co., Ltd.	8,200	303,453
Hamamatsu Photonics K.K.	20,200	822,169
Happinet Corp.	5,600	66,582
Hazama Ando Corp.	107,900	725,575
Heiwa Corp.	29,400	585,828
Heiwa Real Estate Co., Ltd.	2,900	55,942
Heiwado Co., Ltd.	26,800	493,801
Hikari Tsushin, Inc.	4,100	760,176
Hirose Electric Co., Ltd.	9,039	1,047,618
Hisamitsu Pharmaceutical Co., Inc.	14,200	603,996
Hitachi Capital Corp.	13,700	319,016
Hitachi Chemical Co., Ltd.	65,000	1,733,670
Hitachi High-Technologies Corp.	30,600	1,363,902
Hitachi Transport System Ltd.	23,200	643,359
Hitachi Zosen Corp.	195,300	605,324
Hokkaido Electric Power Co., Inc.	139,400	781,839
Hokuetsu Corp.	117,300	639,870
Hokuhoku Financial Group, Inc.	55,000	606,620
Horiba Ltd.	11,600	702,579
Hoshizaki Corp.	10,500	680,741
Hosiden Corp.	61,900	592,171
House Foods Group, Inc.	21,800	879,588
Hulic Co., Ltd.	53,800	464,141
IDOM, Inc.	53,400	130,039
Iino Kaiun Kaisha Ltd.	62,600	218,570
Inaba Denki Sangyo Co., Ltd.	19,500	794,395
Inabata & Co., Ltd.	63,400	871,400
Internet Initiative Japan, Inc.	14,900	302,413
Iriso Electronics Co., Ltd.	1,300	67,658
Iseki & Co., Ltd.	15,700	245,701
Ishihara Sangyo Kaisha Ltd.	27,100	304,579
Ito En Ltd.	18,900	942,960
Itochu Enex Co., Ltd.	67,800	555,146
Itochu Techno-Solutions Corp.	32,400	796,232
Itoham Yonekyu Holdings, Inc.	159,600	998,235

31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Iwatani Corp.	33,100	1,037,410
Izumi Co., Ltd.	15,200	663,868
Jaccs Co., Ltd.	14,900	258,883
Jafco Co., Ltd.	8,500	321,774
Japan Airport Terminal Co., Ltd.	10,300	435,571
Japan Aviation Electronics Industry Ltd.	32,200	520,980
Japan Exchange Group, Inc.	62,300	1,017,334
Japan Petroleum Exploration Co., Ltd.	27,400	594,829
Japan Post Insurance Co., Ltd.	23,100	467,368
Japan Pulp & Paper Co., Ltd.	14,600	559,033
Joshin Denki Co., Ltd.	22,000	473,113
Joyful Honda Co., Ltd.	48,000	558,526
Juki Corp.	5,200	59,992
JVC Kenwood Corp.	179,800	477,970
Kadokawa Dwango *	35,900	452,807
Kaga Electronics Co., Ltd.	22,000	406,237
Kagome Co., Ltd.	24,000	655,591
Kakaku.com, Inc.	15,000	309,038
Kaken Pharmaceutical Co., Ltd.	11,100	475,483
Kameda Seika Co., Ltd.	4,900	230,117
Kamigumi Co., Ltd.	54,700	1,306,707
Kanamoto Co., Ltd.	14,900	353,700
Kandenko Co., Ltd.	66,200	558,086
Kanematsu Corp.	82,700	917,916
Kansai Paint Co., Ltd.	57,100	1,088,689
Kasai Kogyo Co., Ltd.	41,200	341,887
Kato Sangyo Co., Ltd.	25,500	832,447
Kato Works Co., Ltd.	1,200	30,266
Keihan Holdings Co., Ltd.	26,400	1,124,271
Keihin Corp.	44,800	738,344
Keikyu Corp.	62,200	1,062,742
Keisei Electric Railway Co., Ltd.	28,400	996,149
KH Neochem Co., Ltd.	8,700	254,137
Kintetsu World Express, Inc.	20,200	305,575
Kissei Pharmaceutical Co., Ltd.	10,900	270,415
Kitz Corp.	51,000	389,785
Kobayashi Pharmaceutical Co., Ltd.	8,900	709,768
Kohnan Shoji Co., Ltd.	22,700	502,141
Kokusai Pulp & Paper Co., Ltd.	27,300	72,940
Kokuyo Co., Ltd.	46,900	594,767
Komeri Co., Ltd.	24,500	517,841
Komori Corp.	28,600	330,712
Konami Holdings Corp.	21,600	983,571
Konishi Co., Ltd.	17,400	268,034
Konoike Transport Co., Ltd.	23,900	386,406
Kose Corp.	3,300	618,175
Kumagai Gumi Co., Ltd.	16,800	492,940
Kura Corp.	1,000	43,273
Kurabo Industries Ltd.	17,600	331,069
Kureha Corp.	8,700	520,806
Kurita Water Industries Ltd.	43,800	1,140,164
Kusuri no Aoki Holdings Co., Ltd.	700	49,432
KYB Corp. *	26,000	705,422
Kyoei Steel Ltd.	18,500	307,394
Kyokuto Kaihatsu Kogyo Co., Ltd.	21,000	295,936
Kyokuyo Co., Ltd.	8,500	211,460
KYORIN Holdings, Inc.	22,300	419,067
Kyoritsu Maintenance Co., Ltd.	4,900	251,791
Kyowa Exeo Corp.	44,900	1,228,120
Kyowa Hakko Kirin Co., Ltd.	64,400	1,252,791
Kyudenko Corp.	13,600	388,125
Kyushu Financial Group, Inc.	100,600	405,999
Lawson, Inc.	16,200	756,380
Life Corp.	17,600	342,381
Lintec Corp.	27,100	585,274
Lion Corp.	52,900	1,088,909
LIXIL VIVA Corp.	2,200	25,908
Security	Number of Shares	Value ($)
M3, Inc.	16,000	285,627
Mabuchi Motor Co., Ltd.	18,400	682,419
Macnica Fuji Electronics Holdings, Inc.	36,200	524,079
Maeda Corp.	53,500	532,798
Maeda Road Construction Co., Ltd.	39,800	789,797
Makino Milling Machine Co., Ltd.	11,400	483,682
Mandom Corp.	10,700	277,033
Marudai Food Co., Ltd.	31,300	547,640
Maruha Nichiro Corp.	17,200	546,638
Marui Group Co., Ltd.	49,700	1,010,950
Maruichi Steel Tube Ltd.	22,300	616,524
Maruzen Showa Unyu Co., Ltd.	2,800	74,241
Max Co., Ltd.	20,400	312,510
Maxell Holdings Ltd.	34,900	531,095
MCJ Co., Ltd.	7,600	54,721
Mebuki Financial Group, Inc.	239,700	611,136
Megmilk Snow Brand Co., Ltd.	33,800	749,059
Meidensha Corp.	30,000	427,615
Meitec Corp.	8,100	376,967
Ministop Co., Ltd.	1,500	23,644
Miraca Holdings, Inc.	41,800	1,071,388
Mirait Holdings Corp.	44,400	653,163
Mitsuba Corp.	72,400	468,861
Mitsubishi Logistics Corp.	29,400	786,854
Mitsubishi Pencil Co., Ltd.	14,200	292,363
Mitsubishi Steel Manufacturing Co., Ltd.	3,900	56,603
Mitsubishi UFJ Lease & Finance Co., Ltd.	102,200	521,110
Mitsuboshi Belting Ltd.	9,900	188,080
Mitsui E&S Holdings Co., Ltd. *	85,000	839,935
Mitsui Matsushima Co., Ltd.	3,600	41,201
Mitsui Sugar Co., Ltd.	8,200	197,983
Mitsui-Soko Holdings Co., Ltd.	17,600	279,775
Miura Co., Ltd.	16,000	409,605
Mizuno Corp.	16,300	374,746
Mochida Pharmaceutical Co., Ltd.	9,200	427,295
Modec, Inc.	2,100	64,572
Morinaga & Co., Ltd.	11,200	467,584
Morinaga Milk Industry Co., Ltd.	35,600	1,178,723
Morita Holdings Corp.	12,800	217,334
MOS Food Services, Inc.	8,700	204,240
Musashi Seimitsu Industry Co., Ltd.	23,100	360,616
Nabtesco Corp.	39,500	1,211,224
Nachi-Fujikoshi Corp.	12,200	605,828
Namura Shipbuilding Co., Ltd.	76,700	259,373
Nankai Electric Railway Co., Ltd.	32,100	875,909
NEC Networks & System Integration Corp.	16,500	397,488
NET One Systems Co., Ltd.	24,400	633,519
Nexon Co., Ltd. *	59,622	848,731
Nichi-iko Pharmaceutical Co., Ltd.	20,400	244,518
Nichias Corp.	25,700	496,841
Nichicon Corp.	37,800	368,900
Nichiha Corp.	12,800	352,100
NichiiGakkan Co., Ltd.	26,600	326,176
Nifco, Inc.	29,600	835,579
Nihon Kohden Corp.	22,300	651,163
Nihon Parkerizing Co., Ltd.	37,400	488,214
Nihon Unisys Ltd.	22,800	584,507
Nikkiso Co., Ltd.	32,400	401,657
Nikkon Holdings Co., Ltd.	25,500	601,747
Nippo Corp.	36,400	740,055
Nippon Chemi-Con Corp.	4,300	87,834
Nippon Denko Co., Ltd.	27,400	57,407
Nippon Densetsu Kogyo Co., Ltd.	19,100	412,049
Nippon Flour Mills Co., Ltd.	38,000	642,184
Nippon Gas Co., Ltd.	11,400	300,019

32
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nippon Kayaku Co., Ltd.	79,100	929,541
Nippon Koei Co., Ltd.	10,300	236,114
Nippon Light Metal Holdings Co., Ltd.	482,600	1,066,812
Nippon Paint Holdings Co., Ltd.	21,000	799,811
Nippon Seiki Co., Ltd.	36,700	609,745
Nippon Sheet Glass Co., Ltd.	95,000	786,557
Nippon Shinyaku Co., Ltd.	5,700	393,584
Nippon Signal Co., Ltd.	39,400	366,057
Nippon Soda Co., Ltd.	18,900	522,243
Nippon Suisan Kaisha Ltd.	160,300	1,124,737
Nippon Television Holdings, Inc.	6,800	99,533
Nippon Yakin Kogyo Co., Ltd.	23,800	54,548
Nipro Corp.	59,700	741,591
Nishi-Nippon Financial Holdings, Inc.	57,800	478,283
Nishi-Nippon Railroad Co., Ltd.	38,400	904,476
Nishimatsu Construction Co., Ltd.	34,000	737,531
Nishimatsuya Chain Co., Ltd.	33,400	266,261
Nishio Rent All Co., Ltd.	10,400	288,592
Nissan Chemical Corp.	21,400	953,402
Nissan Shatai Co., Ltd.	95,700	880,231
Nissha Co., Ltd.	17,400	202,609
Nissin Electric Co., Ltd.	6,200	58,781
Nissin Kogyo Co., Ltd.	32,600	434,565
Nittetsu Mining Co., Ltd.	7,600	292,629
Nitto Boseki Co., Ltd.	14,700	306,532
Nitto Kogyo Corp.	21,300	418,175
NOF Corp.	23,100	823,435
Nojima Corp.	16,000	275,274
Nomura Co., Ltd.	10,100	282,525
Nomura Research Institute Ltd.	24,660	1,207,080
Noritake Co., Ltd.	6,100	297,515
Noritz Corp.	33,600	521,182
North Pacific Bank Ltd.	277,100	679,677
NS Solutions Corp.	11,500	308,991
NS United Kaiun Kaisha Ltd.	2,100	46,124
NSD Co., Ltd.	14,100	349,271
Obic Co., Ltd.	5,400	626,915
Oiles Corp.	15,080	252,036
Okabe Co., Ltd.	26,900	246,165
Okamoto Industries, Inc.	4,800	248,571
Okamura Corp.	40,400	407,787
Okasan Securities Group, Inc.	91,600	335,525
Oki Electric Industry Co., Ltd.	81,700	957,662
OKUMA Corp.	12,900	759,934
Okumura Corp.	18,000	582,320
Onoken Co., Ltd.	5,700	81,210
Onward Holdings Co., Ltd.	117,300	647,128
Open House Co., Ltd.	5,900	216,756
Oracle Corp., Japan	5,500	377,122
Orient Corp.	232,600	245,376
Osaka Soda Co., Ltd.	12,100	292,493
Osaki Electric Co., Ltd.	8,700	57,856
OSG Corp.	24,900	501,270
Pacific Industrial Co., Ltd.	22,900	375,509
PALTAC Corp.	19,200	1,060,389
Paramount Bed Holdings Co., Ltd.	8,000	375,933
Park24 Co., Ltd.	25,400	534,403
Penta-Ocean Construction Co., Ltd.	121,100	555,561
Persol Holdings Co., Ltd.	50,800	957,550
Pigeon Corp.	10,800	462,409
Pilot Corp.	5,700	235,602
Piolax, Inc.	11,003	207,157
Plenus Co., Ltd. (a)	23,700	391,510
Pola Orbis Holdings, Inc.	13,000	410,356
Press Kogyo Co., Ltd.	95,300	516,178
Prima Meat Packers Ltd.	20,600	378,136
Raito Kogyo Co., Ltd.	25,000	322,792
Rakuten, Inc.	154,660	1,730,260
Security	Number of Shares	Value ($)
Relia, Inc.	26,700	282,559
Relo Group, Inc.	12,100	330,463
Rengo Co., Ltd.	143,000	1,261,321
Resorttrust, Inc.	18,700	261,772
Restar Holdings Corp.	23,400	379,564
Riken Corp.	5,500	263,709
Rinnai Corp.	15,100	1,018,706
Riso Kagaku Corp.	15,800	262,294
Rohto Pharmaceutical Co., Ltd.	21,100	593,726
Round One Corp.	26,800	361,135
Royal Holdings Co., Ltd.	10,900	266,879
Ryobi Ltd.	20,900	476,808
Ryosan Co., Ltd.	27,200	733,654
Ryoyo Electro Corp.	21,400	329,485
S Foods, Inc.	8,500	294,777
Saint Marc Holdings Co., Ltd.	9,500	213,310
Saizeriya Co., Ltd.	16,800	377,965
Sakai Chemical Industry Co., Ltd.	12,500	309,424
Sakata INX Corp.	29,700	270,075
Sakata Seed Corp.	6,400	203,662
Sala Corp.	10,400	57,217
San-A Co., Ltd.	9,800	384,620
Sanden Holdings Corp. *	39,800	286,798
Sangetsu Corp.	30,000	562,352
Sanken Electric Co., Ltd.	16,200	348,311
Sanki Engineering Co., Ltd.	31,900	349,082
Sankyo Co., Ltd.	17,300	683,235
Sankyo Tateyama, Inc.	43,300	481,605
Sankyu, Inc.	22,400	1,074,294
Sanoh Industrial Co., Ltd.	10,100	47,992
Sanrio Co., Ltd.	19,400	443,492
Sanshin Electronics Co., Ltd.	5,100	86,029
Sanwa Holdings Corp.	82,300	991,245
Sanyo Chemical Industries Ltd.	6,850	346,704
Sanyo Denki Co., Ltd.	5,700	268,253
Sanyo Shokai Ltd.	17,100	289,363
Sanyo Special Steel Co., Ltd.	20,400	409,066
Sapporo Holdings Ltd.	42,900	879,787
Sato Holdings Corp.	10,000	243,466
Sawai Pharmaceutical Co., Ltd.	12,800	687,743
SBI Holdings, Inc.	42,400	909,114
SCREEN Holdings Co., Ltd.	12,300	590,857
SCSK Corp.	11,176	531,092
Seibu Holdings, Inc.	66,900	1,089,029
Seiko Holdings Corp.	19,000	431,185
Seiren Co., Ltd.	20,500	307,162
Sekisui Jushi Corp.	12,500	241,993
Senko Group Holdings Co., Ltd.	79,600	640,197
Senshu Ikeda Holdings, Inc.	101,500	252,206
Seven Bank Ltd.	169,000	459,752
Sharp Corp.	21,200	236,496
Shibuya Corp.	1,700	52,846
Shima Seiki Manufacturing Ltd.	6,200	208,618
Shimachu Co., Ltd.	28,900	698,833
Shindengen Electric Manufacturing Co., Ltd.	5,700	234,548
Shinko Electric Industries Co., Ltd.	49,300	435,083
Shinko Plantech Co., Ltd.	27,000	282,623
Shinko Shoji Co., Ltd.	4,700	79,187
Shinmaywa Industries Ltd.	51,800	639,622
Shinsei Bank Ltd. *	38,100	531,278
Shinsho Corp.	3,700	88,547
Ship Healthcare Holdings, Inc.	17,100	703,516
Shizuoka Gas Co., Ltd.	55,900	453,837
SHO-BOND Holdings Co., Ltd.	3,900	268,014
Shochiku Co., Ltd.	2,100	252,625
Shoei Foods Corp.	2,100	58,877
Showa Corp.	33,500	492,054

33
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Siix Corp. (a)	25,000	400,795
Sintokogio Ltd.	37,800	355,666
SKY Perfect JSAT Holdings, Inc.	102,700	410,888
Sohgo Security Services Co., Ltd.	19,600	875,751
Sony Financial Holdings, Inc.	38,099	783,355
Sotetsu Holdings, Inc.	22,000	609,480
Square Enix Holdings Co., Ltd.	17,800	615,932
Starts Corp., Inc.	13,600	302,852
Starzen Co., Ltd.	10,800	390,287
Sugi Holdings Co., Ltd.	17,800	900,243
Sumco Corp.	57,100	753,255
Sumitomo Bakelite Co., Ltd.	14,700	573,781
Sumitomo Dainippon Pharma Co., Ltd.	37,700	832,909
Sumitomo Mitsui Construction Co., Ltd.	83,780	546,775
Sumitomo Osaka Cement Co., Ltd.	23,600	961,698
Sumitomo Riko Co., Ltd.	41,800	368,318
Sumitomo Seika Chemicals Co., Ltd.	5,800	225,349
Sundrug Co., Ltd.	30,200	809,677
Suruga Bank Ltd. *	105,400	466,906
Sushiro Global Holdings Ltd.	6,300	412,438
T-Gaia Corp.	22,000	357,657
Tachi-S Co., Ltd.	34,000	524,456
Tachibana Eletech Co., Ltd.	20,100	313,796
Tadano Ltd.	69,100	731,097
Taihei Dengyo Kaisha Ltd.	10,200	224,960
Taikisha Ltd.	17,800	537,943
Taisho Pharmaceutical Holdings Co., Ltd.	9,700	897,252
Taiyo Holdings Co., Ltd.	1,500	52,837
Taiyo Nippon Sanso Corp.	44,400	739,779
Taiyo Yuden Co., Ltd.	46,300	1,127,573
Takamatsu Construction Group Co., Ltd.	9,800	211,395
Takara Holdings, Inc.	56,400	658,708
Takara Standard Co., Ltd.	32,300	491,682
Takasago International Corp.	9,800	298,101
Takasago Thermal Engineering Co., Ltd.	34,000	539,243
Takeuchi Manufacturing Co., Ltd.	13,000	246,524
Takuma Co., Ltd.	27,500	331,583
Tamron Co., Ltd.	12,800	250,630
Tamura Corp.	11,400	70,821
TechnoPro Holdings, Inc.	4,600	276,776
The 77 Bank Ltd.	17,900	256,864
The Awa Bank Ltd.	9,300	234,128
The Bank of Kyoto Ltd.	10,600	459,346
The Chiba Bank Ltd.	190,900	1,002,688
The Chugoku Bank Ltd.	51,800	501,603
The Gunma Bank Ltd.	149,300	592,072
The Hachijuni Bank Ltd.	138,800	558,690
The Hiroshima Bank Ltd.	112,500	606,840
The Hokkoku Bank Ltd.	8,000	246,869
The Hyakugo Bank Ltd.	60,000	194,089
The Hyakujushi Bank Ltd.	10,400	216,714
The Iyo Bank Ltd.	89,600	498,379
The Japan Steel Works Ltd.	27,600	533,431
The Japan Wool Textile Co., Ltd.	43,400	349,866
The Juroku Bank Ltd.	14,400	294,164
The Keiyo Bank Ltd.	49,700	307,328
The Kiyo Bank Ltd.	26,500	361,338
The Musashino Bank Ltd.	11,000	213,761
The Nanto Bank Ltd.	12,500	234,357
The Nippon Road Co., Ltd.	6,200	357,142
The Nisshin Oillio Group Ltd.	22,100	632,532
The Ogaki Kyoritsu Bank Ltd.	13,400	302,896
The Oita Bank Ltd.	1,600	48,157
The Okinawa Electric Power Co., Inc.	31,131	514,410
Security	Number of Shares	Value ($)
The San-in Godo Bank Ltd.	39,200	259,773
The Shiga Bank Ltd.	13,600	325,467
The Shizuoka Bank Ltd.	135,400	1,040,394
The Sumitomo Warehouse Co., Ltd.	32,000	410,433
THK Co., Ltd.	38,000	1,004,866
Toa Corp.	16,100	231,277
Toagosei Co., Ltd.	71,300	778,355
Toda Corp.	97,200	601,150
Toei Co., Ltd.	2,400	311,667
Toho Co., Ltd.	27,400	1,150,644
Toho Zinc Co., Ltd.	11,400	298,408
Tokai Carbon Co., Ltd. (a)	30,400	351,776
TOKAI Holdings Corp.	58,800	491,168
Tokai Rika Co., Ltd.	51,200	889,051
Tokai Tokyo Financial Holdings, Inc.	88,200	293,109
Token Corp.	5,850	357,148
Tokuyama Corp.	28,000	695,661
Tokyo Broadcasting System Holdings, Inc.	16,900	321,467
Tokyo Century Corp.	8,900	411,626
Tokyo Dome Corp.	39,300	390,316
Tokyo Ohka Kogyo Co., Ltd.	15,400	493,157
Tokyo Seimitsu Co., Ltd.	13,600	395,040
Tokyo Steel Manufacturing Co., Ltd.	56,000	479,574
Tokyo Tatemono Co., Ltd.	73,400	828,508
Tokyu Construction Co., Ltd.	34,100	244,885
TOMONY Holdings, Inc.	13,800	50,225
Tomy Co., Ltd.	36,400	390,305
Tonami Holdings Co., Ltd.	1,100	60,446
Topcon Corp.	27,800	337,821
Toppan Forms Co., Ltd.	48,000	438,982
Topre Corp.	23,200	435,190
Topy Industries Ltd.	21,000	485,985
Toshiba Machine Co., Ltd.	20,300	464,230
Toshiba Plant Systems & Services Corp.	14,200	254,990
Toshiba TEC Corp.	15,700	433,862
Totetsu Kogyo Co., Ltd.	12,800	375,838
Towa Pharmaceutical Co., Ltd.	1,800	44,322
Toyo Construction Co., Ltd.	57,800	212,931
Toyo Ink SC Holdings Co., Ltd.	30,200	723,629
Toyo Tire Corp.	75,300	880,892
Toyobo Co., Ltd.	66,500	867,712
Toyota Boshoku Corp.	56,100	828,942
TPR Co., Ltd.	21,100	415,932
Trancom Co., Ltd.	3,800	221,032
Transcosmos, Inc.	18,900	414,293
Trend Micro, Inc.	17,000	849,862
Trusco Nakayama Corp.	17,900	452,418
TSI Holdings Co., Ltd.	89,400	555,961
Tsubaki Nakashima Co., Ltd.	12,800	239,176
Tsubakimoto Chain Co.	20,200	752,948
Tsukishima Kikai Co., Ltd.	17,600	230,915
Tsumura & Co.	20,100	618,097
TV Asahi Holdings Corp.	14,300	252,362
U-Shin Ltd. *	5,900	52,027
UACJ Corp.	28,530	577,101
Ulvac, Inc.	13,700	461,503
Unipres Corp.	48,800	754,177
United Arrows Ltd.	14,400	454,852
United Super Markets Holdings, Inc.	65,000	587,622
Unizo Holdings Co., Ltd.	1,500	26,592
Ushio, Inc.	58,500	711,173
USS Co., Ltd.	42,300	811,983
Valor Holdings Co., Ltd.	36,000	878,196
Vital KSK Holdings, Inc.	15,700	149,805
VT Holdings Co., Ltd.	70,000	282,485
Wacoal Holdings Corp.	30,800	760,695

34
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wacom Co., Ltd.	59,800	241,820
Wakita & Co., Ltd.	26,600	279,412
Warabeya Nichiyo Holdings Co., Ltd.	20,900	336,170
Welcia Holdings Co., Ltd.	14,800	583,384
World Co., Ltd.	3,200	62,354
Xebio Holdings Co., Ltd.	29,300	308,465
Yamabiko Corp.	26,500	262,115
Yamaguchi Financial Group, Inc.	68,700	508,291
Yamato Kogyo Co., Ltd.	16,400	455,345
Yamazen Corp.	56,300	592,365
Yaoko Co., Ltd.	8,100	385,473
Yellow Hat Ltd.	24,600	311,297
Yodogawa Steel Works Ltd.	26,000	496,074
Yokogawa Bridge Holdings Corp.	13,700	222,924
Yokohama Reito Co., Ltd.	32,800	259,796
Yorozu Corp.	28,600	416,539
Yoshinoya Holdings Co., Ltd.	30,400	460,858
Yuasa Trading Co., Ltd.	16,700	476,403
Yurtec Corp.	39,600	279,453
Zenkoku Hosho Co., Ltd.	1,600	56,182
Zensho Holdings Co., Ltd.	25,400	572,531
Zeon Corp.	87,500	859,466
ZERIA Pharmaceutical Co., Ltd.	11,700	207,329
Zojirushi Corp.	19,500	201,208
ZOZO, Inc.	12,300	218,490
		275,134,873

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	69,773	—

Netherlands 1.8%
Accell Group N.V.	14,933	425,421
Altice Europe N.V. *	594,972	1,888,113
Altice Europe N.V., Class B *	60,728	191,844
AMG Advanced Metallurgical Group N.V.	933	28,366
Arcadis N.V.	56,010	1,058,342
ASM International N.V.	10,658	726,656
BE Semiconductor Industries N.V.	15,650	450,807
Brunel International N.V.	18,858	306,012
Corbion N.V.	25,140	804,225
Eurocommercial Properties N.V. CVA	11,728	339,903
ForFarmers N.V.	37,478	320,445
Fugro N.V. CVA *(a)	76,041	693,046
GrandVision N.V.	11,408	256,721
IMCD N.V.	2,100	169,794
Intertrust N.V.	3,246	61,702
Koninklijke BAM Groep N.V	199,097	972,274
Koninklijke Volkerwessels N.V.	21,140	451,925
Koninklijke Vopak N.V.	18,618	831,350
NSI N.V.	5,731	226,905
OCI N.V. *	15,769	457,993
PostNL N.V.	242,772	629,739
SBM Offshore N.V.	60,663	1,125,687
Sligro Food Group N.V.	21,540	786,384
TKH Group N.V.	12,331	663,445
TomTom N.V. *	29,366	253,838
Wereldhave N.V.	10,966	280,930
		14,401,867

New Zealand 1.1%
Air New Zealand Ltd.	382,679	685,294
Auckland International Airport Ltd.	104,841	558,139
Chorus Ltd.	208,806	835,700
Security	Number of Shares	Value ($)
EBOS Group Ltd. (b)	33,532	477,875
Fisher & Paykel Healthcare Corp., Ltd.	58,150	615,160
Freightways Ltd.	9,887	56,198
Genesis Energy Ltd.	270,796	552,679
Infratil Ltd.	248,619	720,583
Mainfreight Ltd.	24,096	563,500
Mercury NZ Ltd.	236,037	583,665
Meridian Energy Ltd.	362,588	984,927
SKY Network Television Ltd.	544,236	444,107
SKYCITY Entertainment Group Ltd.	253,659	691,249
Trade Me Group Ltd.	67,716	290,964
Z Energy Ltd.	157,593	666,324
		8,726,364

Norway 1.5%
Adevinta A.S.A., Class A *	10,893	109,871
Adevinta A.S.A., Class B *	13,784	135,612
Aker A.S.A., A Shares	6,964	477,147
Aker BP A.S.A.	2,895	95,557
Aker Solutions A.S.A. *	99,069	508,619
Atea A.S.A. *	44,073	630,035
Austevoll Seafood A.S.A.	32,294	376,221
Bakkafrost P/F	6,789	348,705
Borregaard A.S.A.	39,052	396,293
BW LPG Ltd. *	88,785	408,729
BW Offshore Ltd. *	12,990	72,425
DOF A.S.A. *	100,928	55,449
Elkem A.S.A. *	22,141	91,716
Entra A.S.A.	17,957	260,638
Europris A.S.A.	101,886	318,393
Gjensidige Forsikring A.S.A.	61,795	1,201,659
Kongsberg Automotive A.S.A. *	270,843	248,768
Kongsberg Gruppen A.S.A.	28,480	412,867
Kvaerner A.S.A.	34,090	47,455
Leroy Seafood Group A.S.A.	61,682	446,602
Petroleum Geo-Services A.S.A. *	297,778	661,008
Salmar A.S.A.	8,536	388,258
Schibsted A.S.A., B Shares	13,784	329,763
Schibsted A.S.A., Class A	10,893	286,164
Sparebank 1 Nord Norge	42,602	324,695
SpareBank 1 SMN	42,034	455,988
SpareBank 1 SR Bank A.S.A.	37,901	438,220
Storebrand A.S.A.	83,651	706,961
TGS Nopec Geophysical Co., A.S.A.	32,445	848,395
Tomra Systems A.S.A.	15,627	471,444
Veidekke A.S.A.	54,129	605,691
XXL A.S.A.	56,279	171,786
		12,331,134

Poland 1.1%
Alior Bank S.A. *	18,700	288,014
Asseco Poland S.A.	63,740	885,191
Bank Handlowy w Warszawie S.A.	3,402	55,384
Bank Millennium S.A. *	105,708	267,080
CCC S.A.	1,184	64,394
Ciech S.A.	4,325	54,230
Cyfrowy Polsat S.A. *	73,936	513,293
Enea S.A. *	250,578	501,697
Energa S.A. *	467,719	918,427
Eurocash S.A.	79,290	451,194
Grupa Azoty S.A.	58,623	635,152
Grupa Lotos S.A.	50,951	1,110,119
Jastrzebska Spolka Weglowa S.A. *	15,835	241,065
Kernel Holding S.A.	13,668	189,847
LPP S.A.	217	486,559
mBank S.A.	2,643	306,645

35
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Orange Polska S.A. *	905,731	1,171,222
PLAY Communications S.A.	77,855	480,664
Santander Bank Polska S.A.	4,859	505,338
		9,125,515

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	320,558	—
CTT-Correios de Portugal S.A.	127,892	362,339
EDP Renovaveis S.A.	27,393	271,908
Mota-Engil SGPS, S.A. *	110,264	293,944
NOS SGPS, S.A.	83,805	563,241
Redes Energeticas Nacionais SGPS, S.A.	145,272	415,823
Semapa-Sociedade de Investimento e Gestao	16,361	268,284
Sonae SGPS, S.A.	724,533	808,342
The Navigator Co., S.A.	129,278	571,639
		3,555,520

Republic of Korea 5.2%
AK Holdings, Inc.	643	28,445
AMOREPACIFIC Group	10,126	652,424
Asiana Airlines, Inc. *	92,005	521,443
BS Financial Group, Inc.	149,354	896,282
Celltrion, Inc. *	1,065	193,701
Cheil Worldwide, Inc.	26,046	568,242
CJ ENM Co., Ltd.	3,580	671,782
CJ Hello Co., Ltd.	3,835	28,413
CJ Logistics Corp. *	3,082	416,153
Com2uSCorp	543	46,428
Daeduck Electronics Co.	30,903	280,545
Daesang Corp.	14,759	335,705
Daewoo Engineering & Construction Co., Ltd. *	107,185	463,228
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	4,210	104,931
Dayou Winia Co., Ltd. *	39,096	118,595
DB HiTek Co., Ltd.	5,472	74,989
DGB Financial Group, Inc.	88,818	640,263
Dongkuk Steel Mill Co., Ltd. *	99,261	642,775
Dongwon Industries Co., Ltd.	254	58,111
Doosan Bobcat, Inc.	11,607	318,274
Doosan Corp.	8,498	747,118
Doosan Infracore Co., Ltd. *	100,191	624,253
Fila Korea Ltd.	1,331	94,130
Green Cross Corp.	410	50,625
Green Cross Holdings Corp.	2,298	47,968
GS Engineering & Construction Corp.	17,384	604,846
GS Home Shopping, Inc.	1,685	247,192
GS Retail Co., Ltd.	15,270	512,433
Halla Holdings Corp.	6,476	245,594
Hanjin Transportation Co., Ltd.	9,129	330,321
Hanon Systems	56,531	607,869
Hansol Paper Co., Ltd.	16,187	207,205
Hanssem Co., Ltd.	3,706	327,100
Hanwha Aerospace Co., Ltd. *	19,614	519,192
Hanwha General Insurance Co., Ltd.	82,461	355,017
Hanwha Life Insurance Co., Ltd.	262,631	897,878
Harim Holdings Co., Ltd.	25,563	293,953
HDC Holdings Co., Ltd.	16,001	235,950
Hite Jinro Co., Ltd.	20,238	351,894
Hotel Shilla Co., Ltd.	6,609	652,071
Huchems Fine Chemical Corp.	2,646	49,599
Hyosung Corp.	7,060	453,981
Hyundai Corp.	14,593	292,430
Hyundai Department Store Co., Ltd.	7,693	668,966
Security	Number of Shares	Value ($)
Hyundai Elevator Co., Ltd. *	575	42,343
Hyundai Greenfood Co., Ltd.	33,486	400,107
Hyundai Home Shopping Network Corp.	2,580	221,020
Hyundai Merchant Marine Co., Ltd. *	31,922	110,009
Hyundai Mipo Dockyard Co., Ltd.	946	45,629
Hyundai Rotem Co., Ltd. *	11,062	205,274
iMarketKorea, Inc.	43,120	359,562
Interpark Holdings Corp.	26,785	56,955
IS Dongseo Co., Ltd.	1,923	59,869
JB Financial Group Co., Ltd.	68,047	331,578
Kakao Corp.	2,682	276,146
Kangwon Land, Inc.	29,977	873,254
KCC Corp.	3,057	929,065
KEPCO Plant Service & Engineering Co., Ltd.	10,687	335,452
Kolon Corp.	6,750	157,820
Kolon Industries, Inc.	15,920	631,206
Korea Aerospace Industries Ltd.	16,677	499,585
Korea Investment Holdings Co., Ltd.	6,615	388,336
Korea Petrochemical Ind Co., Ltd.	2,165	278,710
Korean Reinsurance Co.	61,739	482,054
Kumho Petrochemical Co., Ltd.	9,881	778,002
Kumho Tire Co., Inc. *	145,999	565,214
LF Corp.	16,143	344,741
LG Hausys Ltd.	8,604	447,976
LG Innotek Co., Ltd.	10,396	1,090,509
LG International Corp.	53,450	871,152
Lotte Chilsung Beverage Co., Ltd. (b)	202	299,330
Lotte Corp.	6,033	253,515
LOTTE Fine Chemical Co., Ltd.	7,199	296,723
LOTTE Himart Co., Ltd.	11,966	487,017
LS Corp.	20,736	880,429
LS Industrial Systems Co., Ltd.	8,285	341,512
Mando Corp.	31,750	908,973
Meritz Financial Group, Inc.	5,329	60,323
Meritz Fire & Marine Insurance Co., Ltd.	33,219	676,807
Meritz Securities Co., Ltd.	15,738	68,303
Mirae Asset Daewoo Co., Ltd.	49,000	327,927
Mirae Asset Life Insurance Co., Ltd.	70,595	320,326
NCSoft Corp.	1,642	739,453
Nexen Tire Corp.	28,755	247,826
NH Investment & Securities Co., Ltd.	21,918	258,598
NongShim Co., Ltd.	1,994	479,111
OCI Co., Ltd.	7,733	616,907
Orange Life Insurance Ltd.	4,417	134,688
Ottogi Corp.	409	254,113
Pan Ocean Co., Ltd. *	71,425	291,673
Partron Co., Ltd.	39,880	474,170
Poongsan Corp.	18,038	430,213
S-1 Corp.	5,835	489,518
Samsung Card Co., Ltd.	17,661	560,907
Samsung Engineering Co., Ltd. *	20,281	296,271
Samsung Securities Co., Ltd.	12,364	377,845
Samyang Holding Corp.	4,412	303,567
Seah Besteel Corp.	15,499	260,692
Seoul Semiconductor Co., Ltd.	14,243	234,236
Shinsegae, Inc.	2,296	669,054
SK Gas Ltd.	5,794	425,539
SKC Co., Ltd.	11,768	360,325
SL Corp.	3,006	62,556
Sungwoo Hitech Co., Ltd.	116,106	484,463
Taekwang Industrial Co., Ltd.	608	780,201
Taeyoung Engineering & Construction Co., Ltd.	4,613	50,486
Tongyang, Inc.	147,398	251,366
WONIK IPS Co., Ltd.	3,290	78,772

36
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Young Poong Corp.	485	321,769
Youngone Corp.	12,803	405,031
Yuhan Corp.	1,784	375,312
		42,895,729

Singapore 1.6%
Ascendas Real Estate Investment Trust	346,000	764,304
Ascott Residence Trust	68,200	60,146
Asian Pay Television Trust	2,248,600	287,667
Bukit Sembawang Estates Ltd.	13,300	55,726
CapitaLand Commercial Trust	189,302	270,455
CapitaLand Mall Trust	343,200	611,098
City Developments Ltd.	141,600	932,036
First Resources Ltd.	40,600	54,619
Genting Singapore Ltd.	1,205,200	873,911
Mapletree Commercial Trust	205,100	291,163
Mapletree Industrial Trust	205,644	311,732
Mapletree Logistics Trust	291,560	317,737
Mapletree North Asia Commercial Trust	305,400	305,134
Olam International Ltd.	411,800	599,243
SATS Ltd.	157,649	606,324
Sembcorp Marine Ltd. *	402,496	505,985
Singapore Exchange Ltd.	128,300	696,627
Singapore Post Ltd.	525,000	401,338
Singapore Press Holdings Ltd.	675,300	1,248,087
Singapore Technologies Engineering Ltd.	434,500	1,266,135
StarHub Ltd.	363,100	414,072
Suntec Real Estate Investment Trust	181,400	246,740
UOL Group Ltd.	109,401	610,595
Venture Corp., Ltd.	83,700	1,049,695
		12,780,569

Spain 1.5%
Abengoa S.A., B Shares *	26,253,648	396,374
Acciona S.A.	15,669	1,817,303
Applus Services S.A.	39,319	494,118
Bolsas y Mercados Espanoles, SHMSF, S.A.	14,338	407,256
Caja de Ahorros del Mediterraneo *(b)	5,382	—
Cellnex Telecom S.A. *	10,419	320,948
Cia de Distribucion Integral Logista Holdings S.A.	15,652	371,342
Cie Automotive S.A.	9,687	270,726
Construcciones y Auxiliar de Ferrocarriles S.A.	5,631	265,568
Distribuidora Internacional de Alimentacion S.A. (a)	1,349,058	939,638
Ebro Foods S.A.	29,829	629,630
Ence Energia y Celulosa S.A.	7,337	39,534
Euskaltel S.A.	6,567	61,723
FAES FARMA S.A.	61,334	281,493
Gestamp Automocion S.A.	80,671	515,074
Indra Sistemas S.A. *	4,949	58,367
Inmobiliaria Colonial Socimi S.A.	5,111	55,068
Liberbank S.A. *	469,055	208,083
Mediaset Espana Comunicacion S.A.	94,179	730,369
Melia Hotels International S.A.	36,755	364,307
Merlin Properties Socimi S.A.	5,893	80,383
Obrascon Huarte Lain S.A. (a)	574,066	702,947
Prosegur Cash S.A.	21,752	46,778
Prosegur Cia de Seguridad S.A.	106,780	555,468
Sacyr S.A.	159,417	391,381
Security	Number of Shares	Value ($)
Siemens Gamesa Renewable Energy S.A.	27,846	500,127
Tecnicas Reunidas S.A.	14,534	434,052
Unicaja Banco S.A.	382,655	440,947
Viscofan S.A.	10,454	628,915
Zardoya Otis S.A.	35,839	289,673
		12,297,592

Sweden 3.1%
AAK AB	42,051	683,484
AF POYRY AB	24,458	456,290
Arjo AB, B Shares	24,323	90,293
Attendo AB	37,213	202,774
Axfood AB	49,043	900,212
Betsson AB *	60,189	456,880
Bilia AB, A Shares	52,760	452,783
Bonava AB, B Shares	29,405	374,949
Bravida Holding AB	61,751	540,850
Castellum AB	40,019	719,519
Clas Ohlson AB, B Shares	35,913	298,351
Cloetta AB, B Shares	24,049	73,452
Coor Service Management Holding AB	32,841	283,901
Dometic Group AB	90,889	830,340
Elekta AB, B Shares	51,325	608,765
Fabege AB	27,492	381,855
Getinge AB, B Shares	119,966	1,690,224
Granges AB	29,276	317,863
Hemfosa Fastigheter AB	29,340	242,800
Hexpol AB	75,946	593,217
Holmen AB, B Shares	46,313	973,963
Indutrade AB	18,345	560,893
Intrum AB (a)	14,582	371,321
Inwido AB	33,248	219,328
JM AB (a)	50,642	964,641
KappAhl AB	16,587	30,355
Kungsleden AB	34,929	265,395
LE Lundbergfortagen AB, B Shares	31,423	1,074,732
Lifco AB, B Shares	5,910	281,500
Lindab International AB	36,062	406,778
Loomis AB, Class B	27,575	1,020,199
Lundin Petroleum AB	1,693	55,135
Mekonomen AB	26,426	193,107
Modern Times Group MTG AB, B Shares	18,565	239,860
NCC AB, B Shares (a)	69,064	1,141,940
Nibe Industrier AB, B Shares	52,988	712,417
Nobia AB	70,645	443,929
Nolato AB, B Shares	4,514	209,504
Nordic Entertainment Group AB, B Shares *	18,565	473,061
Oriflame Holding AG	10,180	209,975
Pandox AB	21,049	361,198
Peab AB	129,090	1,180,783
Ratos AB, B Shares	335,819	762,863
Saab AB, Class B	14,314	471,215
SAS AB *	119,909	218,694
Scandic Hotels Group AB	41,043	382,074
Svenska Cellulosa AB, S.C.A., B Shares	126,522	1,104,518
Sweco AB, B Shares	15,168	387,128
Thule Group AB	17,743	413,339
Wallenstam AB	5,575	53,652
Wihlborgs Fastigheter AB	23,769	316,238
		25,698,537

37
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Switzerland 3.3%
Allreal Holding AG *	3,791	604,941
Alpiq Holding AG *	813	56,330
ALSO Holding AG *	2,527	317,441
ams AG *	9,147	386,116
Arbonia AG *	5,635	60,845
Aryzta AG *	879,828	1,315,598
Autoneum Holding AG	1,825	241,626
Banque Cantonale Vaudoise	528	416,895
Barry Callebaut AG	371	680,245
Belimo Holding AG	79	415,033
Bell Food Group AG	904	260,378
Berner Kantonalbank AG	226	52,811
BKW AG	4,189	267,081
Bobst Group S.A.	671	48,204
Bucher Industries AG	2,319	786,608
Burckhardt Compression Holding AG	898	271,060
Cembra Money Bank AG	6,693	621,588
Conzzeta AG	342	294,928
Daetwyler Holding AG	2,349	364,235
DKSH Holding AG	14,201	872,075
dormakaba Holding AG, Series B *	616	465,321
Dufry AG *	8,041	786,982
Emmi AG	577	509,058
EMS-Chemie Holding AG	1,104	668,570
Flughafen Zuerich AG	3,679	606,477
Forbo Holding AG	300	481,969
Galenica AG *	11,000	561,229
GAM Holding AG *	156,690	649,953
Helvetia Holding AG	1,758	1,117,163
Huber & Suhner AG	4,634	370,569
Implenia AG	10,291	323,893
Inficon Holding AG	107	60,162
Komax Holding AG	212	48,671
Kudelski S.A. - BR *	31,291	199,163
Landis+Gyr Group AG *	9,560	668,956
Logitech International S.A.	20,555	805,467
Mobimo Holding AG	1,502	346,346
OC Oerlikon Corp. AG	52,439	685,331
Panalpina Welttransport Holding AG	5,419	1,163,627
Partners Group Holding AG	1,224	923,220
PSP Swiss Property AG	5,085	518,863
Rieter Holding AG	1,720	248,613
Schweiter Technologies AG	334	324,485
SFS Group AG	4,464	412,294
Siegfried Holding AG *	195	73,985
SIG Combibloc Group AG *	7,491	73,101
Straumann Holding AG	631	509,955
Sulzer AG	6,838	721,583
Sunrise Communications Group AG *	11,132	739,188
Tecan Group AG	1,319	297,765
Temenos AG *	2,405	400,066
u-blox Holding AG *	651	54,638
Valiant Holding AG	3,165	354,928
Valora Holding AG *	2,242	570,660
VAT Group AG *	2,853	354,599
Vifor Pharma AG	8,878	1,159,370
Vontobel Holding AG	4,535	267,428
		26,857,686

United Kingdom 11.2%
888 Holdings plc	87,521	165,142
AA plc	592,172	572,581
Ascential plc	12,113	56,378
Ashmore Group plc	82,719	496,314
Auto Trader Group plc	54,245	400,999
Security	Number of Shares	Value ($)
B&M European Value Retail S.A.	184,893	953,174
Balfour Beatty plc	344,390	1,130,534
Bank of Georgia Group plc	2,928	65,716
BBA Aviation plc	300,896	1,069,271
BCA Marketplace plc	261,015	702,676
Beazley plc	123,030	927,047
Biffa plc	39,673	122,867
Big Yellow Group plc	4,461	60,658
Bodycote plc	70,560	790,506
Bovis Homes Group plc	54,650	792,357
Brewin Dolphin Holdings plc	66,763	285,610
Britvic plc	69,191	825,997
BTG plc *	39,248	427,604
Card Factory plc	196,772	526,599
Centamin plc	432,828	501,177
Chemring Group plc	134,286	269,668
Cineworld Group plc	120,907	501,728
Clarkson plc	877	29,734
Close Brothers Group plc	45,038	913,140
Coats Group plc	297,550	335,237
Cobham plc *	682,142	1,028,517
Computacenter plc	44,573	702,376
ConvaTec Group plc	288,159	521,911
Costain Group plc	50,927	213,504
Countryside Properties plc	25,669	113,701
Cranswick plc	20,114	761,098
Crest Nicholson Holdings plc	129,661	651,771
Daily Mail & General Trust plc	48,038	411,557
De La Rue plc	46,808	268,871
Debenhams plc (a)(b)	10,734,767	—
Dechra Pharmaceuticals plc	1,604	55,748
Derwent London plc	11,072	458,247
Dialog Semiconductor plc *	29,942	1,164,869
Dignity plc	6,136	56,930
Diploma plc	19,550	408,842
Domino's Pizza Group plc	86,727	303,310
Dunelm Group plc	41,501	462,703
EI Group plc *	343,618	955,302
Electrocomponents plc	98,985	834,674
Elementis plc	213,838	454,599
Entertainment One Ltd.	147,509	918,768
Equiniti Group plc	20,496	57,451
Essentra plc	133,426	735,271
Evraz plc	115,782	950,751
Ferrexpo plc	140,126	379,595
Fresnillo plc	42,188	413,201
Galliford Try plc	76,996	545,790
Games Workshop Group plc	1,276	69,319
Genus plc	9,227	290,557
Grafton Group plc	110,783	1,276,826
Grainger plc	92,610	304,324
Great Portland Estates plc	29,672	292,416
Greencore Group plc	230,948	692,659
Greggs plc	41,094	965,087
GVC Holdings plc	27,796	237,196
Halfords Group plc	174,797	532,457
Halma plc	46,205	1,087,188
Hammerson plc	143,136	602,225
Hargreaves Lansdown plc	20,341	600,850
Headlam Group plc	62,126	347,983
Hikma Pharmaceuticals plc	7,428	171,408
Hill & Smith Holdings plc	21,580	359,071
HomeServe plc	41,990	595,134
Howden Joinery Group plc	161,357	1,071,554
Hunting plc	56,320	432,833
Ibstock plc	121,298	413,422
IG Group Holdings plc	117,694	782,924
Indivior plc *	380,095	189,884

38
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Intermediate Capital Group plc	75,960	1,173,846
International Personal Finance plc	209,387	499,664
Interserve plc *(a)(b)	2,562,367	—
Intu Properties plc (a)	494,311	609,076
IWG plc	246,856	1,094,139
J.D. Wetherspoon plc	28,883	515,236
JD Sports Fashion plc	66,167	543,905
John Laing Group plc	90,725	455,499
Jupiter Fund Management plc	168,469	826,736
Just Group plc	455,052	406,506
KAZ Minerals plc	35,048	297,186
Keller Group plc	71,365	655,257
Kier Group plc	93,127	457,110
Lancashire Holdings Ltd.	108,440	974,381
Lookers plc	427,258	504,216
Man Group plc	525,012	1,075,789
Mapeley Ltd. *(b)	2,199	—
Marshalls plc	44,792	376,737
Marston's plc	441,985	584,994
McCarthy & Stone plc	228,439	381,888
Mediclinic International plc	33,001	147,864
Melrose Industries plc	354,326	937,528
Merlin Entertainments plc	194,398	929,629
Mitchells & Butlers plc *	169,219	563,790
Mitie Group plc	282,858	484,137
Moneysupermarket.com Group plc	126,312	599,969
Morgan Advanced Materials plc	122,786	447,356
Morgan Sindall Group plc	26,918	460,526
N Brown Group plc	209,368	294,857
National Express Group plc	192,311	1,030,679
Northgate plc	156,010	748,648
Ocado Group plc *	30,222	538,023
OneSavings Bank plc	13,614	77,407
Pagegroup plc	114,038	801,714
Paragon Banking Group plc	65,170	390,325
PayPoint plc	21,252	279,427
Pendragon plc	2,625,078	787,314
Petra Diamonds Ltd. *	532,750	141,025
Petrofac Ltd.	178,210	1,028,815
Pets at Home Group plc	361,101	714,736
Phoenix Group Holdings plc	174,765	1,651,957
Playtech plc	147,844	845,428
Plus500 Ltd.	21,340	146,928
Polymetal International plc	85,800	904,587
Polypipe Group plc	54,014	309,685
Premier Oil plc *	809,701	1,050,006
Provident Financial plc *	167,063	1,159,837
PZ Cussons plc	94,401	252,571
QinetiQ Group plc	214,826	846,292
Quilter plc	537,882	1,037,378
Rathbone Brothers plc	7,604	250,170
Redrow plc	61,073	491,593
Renewi plc	154,753	66,941
Renishaw plc	4,444	262,440
Rhi Magnesita N.V.	4,028	261,048
Rightmove plc	50,230	355,181
Rotork plc	179,297	731,303
Royal Bank of Scotland Group plc	131,768	412,609
RPS Group plc	180,414	456,404
Safestore Holdings plc	6,741	56,609
Saga plc	561,214	431,044
Savills plc	53,110	626,048
Schroders plc	22,924	948,754
Segro plc	94,994	841,702
Senior plc	180,118	545,033
Serco Group plc *	473,925	770,026
SIG plc	599,373	1,185,819
Spectris plc	34,878	1,253,201
Security	Number of Shares	Value ($)
Spirax-Sarco Engineering plc	11,279	1,216,075
Spire Healthcare Group plc	247,374	431,929
Sports Direct International plc *	163,758	635,924
SSP Group plc	74,830	680,161
St. Modwen Properties plc	52,159	279,925
Stagecoach Group plc	322,119	553,197
Stock Spirits Group plc	92,612	271,949
Superdry plc	30,943	208,672
Synthomer plc	81,337	445,424
TalkTalk Telecom Group plc	376,986	610,555
Ted Baker plc	2,378	50,002
Telecom Plus plc	21,498	395,832
The Go-Ahead Group plc	28,990	732,243
The Restaurant Group plc	247,901	465,499
The Unite Group plc	27,636	339,672
Thomas Cook Group plc *	1,389,844	484,497
TP ICAP plc	97,966	359,227
TT Electronics plc	30,243	97,803
Tullow Oil plc	162,841	477,470
Tyman plc	73,020	242,806
UDG Healthcare plc	70,206	602,714
Ultra Electronics Holdings plc	27,943	581,207
Vesuvius plc	107,201	864,882
Victrex plc	16,608	528,286
WH Smith plc	33,092	885,351
Wizz Air Holdings plc *	11,127	493,598
		91,988,816

United States 0.0%
KLA-Tencor Corp.	861	109,697
Total Common Stock
(Cost $745,825,670)		809,022,998

Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA	10,743	644,641
Jungheinrich AG	30,781	1,074,076
Sartorius AG	3,502	642,981
Schaeffler AG	53,620	459,652
Sixt SE	4,936	379,225
Total Preferred Stock
(Cost $3,148,094)		3,200,575

Other Investment Company 2.0% of net assets

United States 2.0%
Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 2.36% (c)	16,454,261	16,454,261
Total Other Investment Company
(Cost $16,454,261)		16,454,261

39
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Barclays Capital, Inc.
Swiss Franc
(1.60%), 05/02/19 (d)	83,539	81,985
BNP Paribas
Euro
(0.58%), 05/02/19 (d)	249,457	279,791
Brown Brothers Harriman
Australian Dollar
0.72%, 05/01/19 (d)	86,911	61,268
Canadian Dollar
0.84%, 05/01/19 (d)	58,333	43,542
Danish Krone
(0.85%), 05/01/19 (d)	489,670	73,565
Hong Kong Dollar
1.04%, 05/02/19 (d)	1,111,580	141,696
New Zealand Dollar
1.10%, 05/01/19 (d)	71,144	47,517
Norwegian Krone
0.47%, 05/02/19 (d)	767,606	88,973
Singapore Dollar
0.89%, 05/02/19 (d)	209	154
Swedish Krona
(0.52%), 05/02/19 (d)	659,451	69,437
Citibank
Pound Sterling
0.37%, 05/01/19 (d)	533,929	696,244
Total Short-Term Investments
(Cost $1,584,172)		1,584,172

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	76	7,284,600	23,305
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,298,748.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
40
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 91.9% of net assets

Brazil 6.7%
Ambev S.A.	701,250	3,303,177
B3 S.A. - Brasil Bolsa Balcao	118,533	1,041,407
Banco Bradesco S.A.	230,071	1,818,929
Banco do Brasil S.A.	416,215	5,273,408
BRF S.A. *	286,618	2,269,641
CCR S.A.	288,000	858,616
Centrais Eletricas Brasileiras S.A.	76,316	636,437
Cia Energetica de Minas Gerais	58,500	263,624
Cielo S.A.	287,134	562,390
Companhia de Saneamento Basico do Estado de Sao Paulo	118,410	1,419,313
Embraer S.A.	223,551	1,119,722
JBS S.A.	743,900	3,750,708
Kroton Educacional S.A.	267,200	664,405
Petrobras Distribuidora S.A.	162,600	982,791
Petroleo Brasileiro S.A.	819,958	6,265,064
Tim Participacoes S.A.	275,147	820,298
Ultrapar Participacoes S.A.	471,928	2,527,476
Vale S.A.	698,297	8,922,160
		42,499,566

Chile 0.8%
Cencosud S.A.	662,620	1,257,149
Empresas Copec S.A.	104,341	1,309,462
Enel Americas S.A.	6,526,464	1,145,239
Latam Airlines Group S.A.	76,107	754,777
S.A.C.I. Falabella	74,810	552,255
		5,018,882

China 25.9%
Agile Group Holdings Ltd.	462,000	697,977
Agricultural Bank of China Ltd., Class H	7,583,600	3,505,032
Alibaba Group Holding Ltd. ADR *	13,751	2,551,773
Anhui Conch Cement Co., Ltd., Class H	177,500	1,083,427
Baidu, Inc. ADR *	11,440	1,901,671
Bank of China Ltd., Class H	23,381,234	11,164,655
Bank of Communications Co., Ltd., Class H	2,234,000	1,884,214
China Cinda Asset Management Co., Ltd., Class H	2,747,000	732,596
China CITIC Bank Corp., Ltd., Class H	2,471,000	1,585,549
China Communications Construction Co., Ltd., Class H	1,309,322	1,261,114
China Communications Services Corp., Ltd., Class H	883,000	712,170
China Construction Bank Corp., Class H	24,488,960	21,588,616
China Evergrande Group	331,000	1,061,504
China Huarong Asset Management Co., Ltd., Class H	4,469,000	958,414
China Life Insurance Co., Ltd., Class H	733,000	2,082,900
Security	Number of Shares	Value ($)
China Merchants Bank Co., Ltd., Class H	610,150	3,019,634
China Minsheng Banking Corp., Ltd., Class H	1,939,800	1,457,860
China Mobile Ltd.	1,516,055	14,465,290
China National Building Material Co., Ltd., Class H	1,512,000	1,407,242
China Overseas Land & Investment Ltd.	694,000	2,600,176
China Pacific Insurance Group Co., Ltd., Class H	318,400	1,306,678
China Petroleum & Chemical Corp., Class H	16,230,400	12,476,452
China Railway Construction Corp., Ltd., Class H	698,000	824,771
China Railway Group Ltd., Class H	1,076,000	848,721
China Resources Beer Holdings Co., Ltd.	291,000	1,331,454
China Resources Land Ltd.	445,000	1,938,045
China Resources Power Holdings Co., Ltd.	818,000	1,144,638
China Shenhua Energy Co., Ltd., Class H	1,172,000	2,594,176
China Telecom Corp., Ltd., Class H	6,268,000	3,248,587
China Unicom (Hong Kong) Ltd.	2,849,056	3,382,891
China Vanke Co., Ltd., Class H	199,900	773,453
CITIC Ltd.	1,316,000	1,916,430
CNOOC Ltd.	4,591,075	8,338,923
Country Garden Holdings Co., Ltd.	783,000	1,261,770
Dongfeng Motor Group Co., Ltd., Class H	791,000	768,470
ENN Energy Holdings Ltd.	72,000	680,471
Fosun International Ltd.	374,000	580,973
GCL-Poly Energy Holdings Ltd. *	8,183,000	584,768
Geely Automobile Holdings Ltd.	333,000	670,789
Great Wall Motor Co., Ltd., Class H (a)	1,143,300	930,990
Guangzhou R&F Properties Co., Ltd., Class H	410,400	816,445
Haier Electronics Group Co., Ltd.	282,000	806,219
Hengan International Group Co., Ltd.	95,500	839,638
Huaneng Power International, Inc., Class H	2,126,000	1,360,971
Industrial & Commercial Bank of China Ltd., Class H	19,429,172	14,613,842
JD.com, Inc. ADR *	28,668	867,780
Jiangxi Copper Co., Ltd., Class H	898,000	1,191,171
Kingboard Holdings Ltd.	266,500	868,916
Kunlun Energy Co., Ltd.	810,000	856,784
Longfor Group Holdings Ltd.	223,000	824,547
NetEase, Inc. ADR	3,691	1,050,200
PetroChina Co., Ltd., Class H	8,804,000	5,580,800
PICC Property & Casualty Co., Ltd., Class H	1,692,000	1,901,013
Ping An Insurance Group Co. of China Ltd., Class H	367,500	4,448,461
Shimao Property Holdings Ltd.	346,500	1,056,133
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,516,000	686,640

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sinopharm Group Co., Ltd., Class H	246,800	969,998
Tencent Holdings Ltd.	100,200	4,938,622
		165,003,444

Colombia 0.3%
Bancolombia S.A.	55,127	671,771
Ecopetrol S.A.	1,525,117	1,408,018
		2,079,789

Czech Republic 0.2%
CEZ A/S	56,708	1,320,879

Egypt 0.0%
Commercial International Bank Egypt S.A.E. GDR	41,697	182,764

Greece 0.8%
Alpha Bank AE *	956,452	1,489,077
Hellenic Telecommunications Organization S.A.	63,738	885,251
National Bank of Greece S.A. *	526,249	1,157,792
Piraeus Bank S.A. *	800,757	1,632,408
		5,164,528

Hungary 0.6%
MOL Hungarian Oil & Gas plc	195,244	2,248,365
OTP Bank plc	34,274	1,524,198
		3,772,563

India 7.2%
Axis Bank Ltd. *	38,600	425,520
Bharat Petroleum Corp., Ltd.	443,737	2,430,095
Bharti Airtel Ltd.	258,627	1,191,020
Coal India Ltd.	366,864	1,330,095
HCL Technologies Ltd.	70,935	1,207,285
Hero MotoCorp Ltd.	17,148	619,468
Hindalco Industries Ltd.	318,551	944,090
Hindustan Petroleum Corp., Ltd.	381,464	1,603,783
Housing Development Finance Corp., Ltd.	78,280	2,245,765
Indian Oil Corp., Ltd.	1,182,514	2,692,414
Infosys Ltd.	437,334	4,710,511
ITC Ltd.	250,522	1,085,851
JSW Steel Ltd.	172,945	767,042
Mahindra & Mahindra Ltd.	62,273	577,933
Maruti Suzuki India Ltd.	3,117	298,669
NTPC Ltd.	589,095	1,134,274
Oil & Natural Gas Corp., Ltd.	1,227,614	2,987,055
Rajesh Exports Ltd.	70,867	687,364
Reliance Industries Ltd.	339,342	6,798,198
State Bank of India *	509,339	2,270,016
Sun Pharmaceutical Industries Ltd.	114,092	751,150
Tata Consultancy Services Ltd.	75,835	2,464,975
Tata Motors Ltd. *	936,853	2,888,418
Tata Motors Ltd., Class A *	404,315	594,906
Tata Steel Ltd.	96,546	773,721
Vedanta Ltd.	521,619	1,252,322
Wipro Ltd.	215,487	926,030
		45,657,970

Security	Number of Shares	Value ($)
Indonesia 1.4%
PT Astra International Tbk	4,241,000	2,270,285
PT Bank Central Asia Tbk	489,700	989,230
PT Bank Mandiri (Persero) Tbk *	2,461,100	1,340,817
PT Bank Rakyat Indonesia (Persero) Tbk	6,215,400	1,910,957
PT Telekomunikasi Indonesia (Persero) Tbk	9,568,400	2,547,943
		9,059,232

Kuwait 0.1%
Kuwait Finance House KSCP	99,634	217,627
Mobile Telecommunications Co. KSC	192,462	292,059
National Bank of Kuwait SAKP	93,597	285,910
		795,596

Malaysia 1.6%
Axiata Group Berhad	1,317,094	1,265,414
CIMB Group Holdings Berhad	1,040,480	1,327,084
Genting Berhad	634,900	1,081,580
Malayan Banking Berhad	685,261	1,533,342
Petronas Chemicals Group Berhad	425,900	927,228
Public Bank Berhad	292,665	1,593,250
Tenaga Nasional Berhad	881,200	2,622,567
		10,350,465

Mexico 4.7%
Alfa S.A.B. de C.V., Class A	1,323,100	1,337,216
America Movil S.A.B. de C.V., Series L	13,389,419	9,972,628
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	132,700	222,873
Cemex S.A.B. de C.V., Series CPO *	4,991,156	2,308,947
Coca-Cola Femsa S.A.B. de C.V.	132,200	843,293
Fomento Economico Mexicano S.A.B. de C.V.	504,815	4,924,394
Grupo Bimbo S.A.B. de C.V., Series A	535,900	1,193,480
Grupo Financiero Banorte S.A.B. de C.V., Class O	347,000	2,193,352
Grupo Mexico S.A.B. de C.V., Series B	889,236	2,607,516
Grupo Televisa S.A.B., Series CPO	517,817	1,053,238
Wal-Mart de Mexico S.A.B. de C.V.	1,071,837	3,149,743
		29,806,680

Peru 0.1%
Credicorp Ltd.	1,560	369,564

Philippines 0.3%
PLDT, Inc.	52,905	1,248,092
SM Investments Corp.	38,710	706,226
		1,954,318

Qatar 0.1%
Ooredoo QPSC	13,193	235,541
Qatar National Bank QPSC	10,876	585,005
		820,546

Russia 13.0%
Alrosa PJSC	606,260	884,459
Gazprom PJSC	11,127,100	28,215,188

42
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gazprom PJSC	282,200	715,579
Inter RAO UES PJSC	23,039,001	1,398,608
Lukoil PJSC	251,128	21,404,990
Magnit PJSC	45,480	2,616,694
MMC Norilsk Nickel PJSC	10,070	2,233,720
Mobile TeleSystems PJSC	657,762	2,593,153
NovaTek PJSC	113,840	2,121,991
Rosneft Oil Co. PJSC	616,230	4,086,835
Rostelecom PJSC	1,105,580	1,265,352
Sberbank of Russia PJSC	1,997,260	6,955,600
Severstal PJSC	62,340	1,007,757
Sistema PJSC FC	9,577,700	1,306,676
Surgutneftegas PJSC	4,051,805	1,539,410
Tatneft PJSC	324,070	3,796,741
VTB Bank PJSC	1,931,520,000	1,060,404
		83,203,157

South Africa 6.5%
Absa Group Ltd.	209,827	2,417,138
AngloGold Ashanti Ltd.	109,172	1,298,913
Aspen Pharmacare Holdings Ltd.	53,041	382,207
Barloworld Ltd.	118,823	1,061,384
Bid Corp., Ltd.	67,773	1,432,787
FirstRand Ltd.	440,103	2,094,466
Gold Fields Ltd.	439,651	1,656,918
MTN Group Ltd.	1,155,443	8,371,332
MultiChoice Group Ltd. *	1,936	17,384
Naspers Ltd., N Shares	7,140	1,836,767
Nedbank Group Ltd.	67,460	1,258,379
Oceana Group Ltd.	9,501	46,492
Remgro Ltd.	52,518	713,887
Sanlam Ltd.	228,534	1,223,704
Sappi Ltd.	158,920	757,439
Sasol Ltd.	188,594	6,256,874
Shoprite Holdings Ltd.	109,299	1,319,348
Standard Bank Group Ltd.	255,041	3,561,864
Steinhoff International Holdings N.V. *	13,776,851	1,974,313
The Bidvest Group Ltd.	57,256	870,869
Tiger Brands Ltd.	36,727	637,877
Vodacom Group Ltd.	148,635	1,199,478
Woolworths Holdings Ltd.	258,454	862,915
		41,252,735

Taiwan 16.6%
Acer, Inc. *	1,390,496	945,188
Asustek Computer, Inc.	412,041	3,150,116
AU Optronics Corp.	7,071,800	2,529,149
Catcher Technology Co., Ltd.	136,000	1,078,253
Cathay Financial Holding Co., Ltd.	976,599	1,414,179
Cheng Shin Rubber Industry Co., Ltd.	662,000	884,398
China Steel Corp.	2,995,198	2,420,137
Chunghwa Telecom Co., Ltd.	713,906	2,571,645
Compal Electronics, Inc.	4,146,305	2,680,227
CTBC Financial Holding Co., Ltd.	2,260,201	1,548,354
Delta Electronics, Inc.	441,590	2,330,748
Far Eastern New Century Corp.	1,305,817	1,425,946
Far EasTone Telecommunications Co., Ltd.	318,622	781,879
First Financial Holding Co., Ltd.	1,134,650	810,071
Formosa Chemicals & Fibre Corp.	594,442	2,139,006
Formosa Petrochemical Corp.	269,330	999,493
Formosa Plastics Corp.	545,732	1,980,526
Foxconn Technology Co., Ltd.	378,317	848,762
Fubon Financial Holding Co., Ltd.	1,480,674	2,188,124
Hon Hai Precision Industry Co., Ltd.	7,053,572	19,858,121
Innolux Corp.	9,954,357	3,194,183
Security	Number of Shares	Value ($)
Inventec Corp.	1,804,639	1,449,930
Largan Precision Co., Ltd.	6,200	930,759
Lite-On Technology Corp.	939,167	1,325,125
MediaTek, Inc.	307,338	2,945,688
Mega Financial Holding Co., Ltd.	1,527,340	1,466,335
Nan Ya Plastics Corp.	949,622	2,402,449
Pegatron Corp.	1,828,264	3,456,275
Pou Chen Corp.	1,005,267	1,222,955
President Chain Store Corp.	66,000	615,791
Quanta Computer, Inc.	1,287,500	2,468,994
Synnex Technology International Corp.	786,850	981,861
Taiwan Cement Corp.	840,228	1,142,834
Taiwan Mobile Co., Ltd.	238,334	871,549
Taiwan Semiconductor Manufacturing Co., Ltd.	2,353,803	19,762,602
Uni-President Enterprises Corp.	819,678	1,948,110
United Microelectronics Corp.	4,678,965	2,040,253
Walsin Lihwa Corp.	1,340,000	753,028
Wistron Corp.	2,559,682	2,124,970
WPG Holdings Ltd.	1,003,880	1,324,955
Yuanta Financial Holding Co., Ltd.	1,455,000	843,912
		105,856,880

Thailand 3.0%
Advanced Info Service PCL NVDR	209,275	1,246,432
Charoen Pokphand Foods PCL NVDR	1,202,200	1,026,560
CP ALL PCL NVDR	344,100	835,870
Kasikornbank PCL NVDR	84,000	502,918
Krung Thai Bnk Ltd. NVDR	1,367,700	810,158
PTT Exploration & Production Public Co., Ltd. NVDR	326,700	1,365,000
PTT Global Chemical PCL NVDR	741,200	1,598,006
PTT PCL NVDR	4,248,670	6,486,037
Thai Oil PCL NVDR	441,700	958,187
The Siam Cement Public Co., Ltd. NVDR	185,400	2,683,924
The Siam Commercial Bank PCL NVDR	410,100	1,683,693
		19,196,785

Turkey 1.5%
Akbank T.A.S. *	1,207,682	1,241,619
BIM Birlesik Magazalar A/S	51,889	722,214
Eregli Demir ve Celik Fabrikalari TAS	449,054	690,445
Haci Omer Sabanci Holding A/S	589,666	762,304
KOC Holding A/S	467,688	1,269,762
Tupras-Turkiye Petrol Rafinerileri A/S	51,220	1,059,377
Turk Hava Yollari AO *	237,461	570,371
Turkcell Iletisim Hizmetleri A/S	523,729	1,098,409
Turkiye Garanti Bankasi A/S	922,495	1,266,584
Turkiye Halk Bankasi A/S	681,051	669,309
		9,350,394

United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	327,730	881,409
Emaar Properties PJSC	388,988	509,719
Emirates Telecommunications Group Co. PJSC	245,068	1,114,444
First Abu Dhabi Bank PJSC	128,279	558,704
		3,064,276
Total Common Stock
(Cost $516,972,973)		585,781,013

43
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2019 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 7.6% of net assets

Brazil 5.8%
Banco Bradesco S.A.	865,794	7,856,201
Centrais Eletricas Brasileiras S.A., Class B	53,120	469,411
Companhia Energetica de Minas Gerais	702,108	2,639,329
Compania Brasileira de Distribuicao Grupo Pao de Acucar	88,715	2,183,315
Gerdau S.A.	416,706	1,503,759
Itau Unibanco Holding S.A.	1,110,579	9,581,721
Itausa - Investimentos Itau S.A.	434,407	1,319,474
Metalurgica Gerdau S.A.	714,577	1,239,225
Petroleo Brasileiro S.A.	1,076,054	7,439,704
Telefonica Brasil S.A.	210,972	2,505,666
		36,737,805

Colombia 0.2%
Bancolombia S.A.	94,926	1,200,796

Republic of Korea 0.0%
CJ Corp. *(b)	900	25,682

Russia 1.6%
Surgutneftegas PJSC	3,794,900	2,298,730
Tatneft PJSC	10,520	103,283
Transneft PJSC	3,086	8,018,529
		10,420,542
Total Preferred Stock
(Cost $35,656,047)		48,384,825

Rights 0.0% of net assets

India 0.0%
Bharti Airtel Ltd. expires 05/17/19 *(b)	71,958	103,767
Total Rights
(Cost $—)		103,767

Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.36%	2,580	2,580
Total Other Investment Company
(Cost $2,580)		2,580
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
U.S. Dollar
1.80%, 05/01/19 (d)	1,125,847	1,125,847
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Euro
(0.58%), 05/02/19 (d)	400	449
Hong Kong Dollar
1.04%, 05/02/19 (d)	150,656	19,205
Singapore Dollar
0.89%, 05/02/19 (d)	21	15
HSBC Bank plc
South African Rand
5.37%, 05/02/19 (d)	437,898	30,611
Total Short-Term Investments
(Cost $1,176,127)		1,176,127

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/21/19	51	2,754,510	(3,015)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,443.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

44
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: June 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: June 14, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: June 14, 2019